UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – U.S. Equity ETFs and International Equity ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – U.S. Equity ETFs and International Equity ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Item 1: Report(s) to Shareholders.

Annual Report  |  August 31, 2019
Schwab International Equity ETFs

Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2019
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	-3.61%
NAV Return[1]	-3.79%
FTSE Developed ex US Index (Net)*	-3.95%
ETF Category: Morningstar Foreign Large Blend[2]	-4.13%
Performance Details	pages 8-10

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	-10.42%
NAV Return[1]	-10.57%
FTSE Developed Small Cap ex US Liquid Index (Net)*	-10.71%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-9.97%
Performance Details	pages 11-13

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	-0.95%
NAV Return[1]	-0.97%
FTSE Emerging Index (Net)*	-0.99%
ETF Category: Morningstar Diversified Emerging Markets[2]	-2.54%
Performance Details	pages 14-16
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
If there’s a lesson investors may have learned from recent market cycles, it could be that markets are unpredictable. International stock prices were on a steady climb between the late December 2018 sell-off and the end of April 2019, returning more than 12% over that span, as measured by the MSCI EAFE® Index (Net)*. However, uncertainty around an escalating U.S.-China trade war, geopolitical uncertainty, and global monetary policy in the months that followed contributed to a cycle of unsettling one-day declines followed by recoveries. When all was said and done, international stock prices, represented by the MSCI EAFE® Index (Net)*, returned -3.3% for the 12-month period ended August 31, 2019.
The ups and downs have understandably put investors on edge, leading many to seek safety in other asset classes such as cash and short-term fixed income. While market fluctuations can be difficult to endure, investors may make matters worse through impulsive reactions to sudden market movements—rather than having a long-term investing plan and sticking to it. In fact, a recent study by the Schwab Center for Financial Research found that those who stayed invested through the last five market corrections—when the S&P 500® Index fell 20% or more—ended up earning substantially higher returns than those who moved into cash.1 The study showed that missing out on even the first month of gains after the market had hit bottom led to lower returns over time. This is in large part because some of the biggest gains generally occur in the months right after the market has hit a low and begins to recover.
At Charles Schwab Investment Management, we believe that maintaining exposure to a mix of asset classes that perform differently over time is a better way to weather various market cycles. We designed the Schwab International Equity ETFs with this long-term investing strategy in mind. Offering simple, low-cost access to international small-, mid-, and large-cap stocks within both developed and emerging markets, the Schwab International Equity ETFs can serve as part of the core of a diversified portfolio.
We have taken great care in developing and designing each of our products. We provide straightforward offerings that meet specific investor needs, without unnecessary cost or complexity. While we may not be able to take all
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	Schwab Center for Financial Research. (2019, May 24). Why Waiting for a Market Rebound Could Cost You.
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Schwab International Equity ETFs
From the President (continued)

“ In fact, a recent study by the Schwab Center for Financial Research found that those who stayed invested through the last five market corrections—when the S&P 500® Index fell 20% or more—ended up earning substantially higher returns than those who moved into cash.”
of the surprises out of investing, we can remain constant in our commitment to offering products with clear objectives, transparency, and a consistent investing approach.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab International Equity ETFs
The Investment Environment

Over the 12-month reporting period ended August 31, 2019, international equity markets lost ground as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. After a steep decline in December 2018, international equities recovered through the first four months of 2019, when investor sentiment was buoyed by seemingly constructive trade talks between the U.S. and China, the Federal Reserve (Fed) putting interest rate hikes on hold, and stimulus measures implemented in China to boost growth. In the U.S., stocks followed a similar trajectory, but with a steeper decline in December and a more robust recovery in early 2019. In May, however, trade talks between the U.S. and China stalled, and global markets fell throughout the month. Global markets subsequently regained some upward momentum through August when volatility spiked and there were large daily swings amid ongoing trade skirmishes and other geopolitical uncertainty. Following recent monetary tightening measures after a long period of generally accommodative policies, interest rates were lowered in several key economies, including the United States. Over the period, the U.S. dollar strengthened against a basket of foreign currencies. In this environment, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -3.26%, while the MSCI Emerging Markets Index (Net)* returned -4.36%. For comparison, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 2.92% for the reporting period.
Economic growth around the globe was uneven over the reporting period as uncertainty related to the trade dispute between the U.S. and China created headwinds for equity markets. Despite these escalating trade tensions, the U.S. maintained steady growth in its tenth year of expansion, albeit at a declining pace. U.S. gross domestic product (GDP) grew at an annual rate of 2.0% in the second quarter of 2019, down from 3.1% in the first quarter of 2019. Unemployment remained low, ending the period at 3.7%, up just slightly from its nearly 50-year low of 3.6% in April and May. Consumer confidence, which hit an 18-year high in October 2018, the highest since 2000, fell the subsequent three months before rebounding in February. However, in August, it fell to its lowest level since October 2016.
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs
The Investment Environment (continued)

Outside the U.S., economic growth generally weakened as trade issues dominated headlines and real and proposed tariffs increasingly impacted businesses and consumers worldwide. In the eurozone, economic growth softened in the second quarter of 2019, down slightly from the first quarter but consistent with the final quarter of 2018. Growth was subdued by higher inflation and tepid wage growth that constrained consumer spending. Germany’s GDP contracted on a slump from exports, and Italy’s economy stagnated due to weak domestic demand. The United Kingdom’s economy contracted in the second quarter of 2019 amid growing Brexit-related economic and political uncertainty that dampened industrial output, construction, and services sectors. Japan’s economy, however, logged steady increases in recent quarters after contracting sharply in the third quarter of 2018. Several Asian economies, including China and India, exhibited signs of slowing, but still outpaced many developed economies.
In response to the economic environment, to bolster growth, and to ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S., while others maintained their generally accommodative stances. In the U.S., after raising rates four times in 2018, the Fed cut its short-term interest rate by 0.25% in July 2019 amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. Outside the U.S., the European Central Bank held interest rates steady, but in July 2019 signaled that it may launch a stimulus package in coming months that could include interest rate cuts and asset purchases to combat the region’s economic malaise. Also in July 2019, the Bank of Japan announced that it would maintain its short-term interest rate target of –0.1% and increase the size of its asset purchases. Despite ongoing uncertainties over the economy’s wider direction and growing Brexit-related division, in August 2019, the Bank of England maintained its key official bank rate at 0.75%, where it has sat since August 2018. Central banks in key emerging market economies—including India, Thailand, and China—lowered their policy rates in response to inflation and trade-related pressures.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operations specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF as of August 31, 2019

The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index (the index). The index is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. International equity markets lost ground over the 12-month reporting period as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Following recent monetary tightening measures after a long period of generally accommodative policies, interest rates were lowered in several key economies, including the United States. Over the period, the U.S. dollar strengthened against a basket of foreign currencies.
Performance. During the 12-month reporting period ended August 31, 2019, the fund generally tracked the index. The fund’s market price return was -3.61% and its NAV return was -3.79%. The index returned -3.95%1 during the same period.
Contributors and Detractors. Swiss stocks were the largest contributors to the total return of the fund. Stocks from Switzerland represented an average weight of approximately 7% of the fund’s investments and returned approximately 11% in U.S. dollar terms. One example from this market is multinational food and drink processing conglomerate Nestle S.A. The fund’s holdings of Nestle S.A. returned approximately 37% in U.S. dollar terms. Stocks from Canada also contributed to the total return of the fund, representing an average weight of approximately 8% of the fund’s investments and returning approximately 3% in U.S. dollar terms.
Stocks from Japan were the largest detractors from the total return of the fund. Japanese stocks represented an average weight of approximately 22% of the fund’s investments and returned approximately -6% in U.S. dollar terms. One example from this market is bank holding and financial services company Mitsubishi UFJ Financial Group, Inc. The fund’s holdings of Mitsubishi UFJ Financial Group, Inc. returned approximately -18% in U.S. dollar terms. Stocks from Germany also detracted from the total return of the fund, representing an average weight of approximately 8% of the fund’s investments and returning approximately -10% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	-3.61%	1.78%	4.81%
NAV Return[2]	-3.79%	1.78%	4.80%
FTSE Developed ex US Index (Net)[3]	-3.95%	1.70%	4.80%
ETF Category: Morningstar Foreign Large Blend[4]	-4.13%	1.56%	N/A
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	1,481
Weighted Average Market Cap (millions)	$59,781
Price/Earnings Ratio (P/E)	14.5
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Small-Cap Equity ETF as of August 31, 2019

The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index (the index). The index is comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. International equity markets lost ground over the 12-month reporting period as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Following recent monetary tightening measures after a long period of generally accommodative policies, interest rates were lowered in several key economies, including the United States. Over the period, the U.S. dollar strengthened against a basket of foreign currencies.
Performance. During the 12-month reporting period ended August 31, 2019, the fund generally tracked the index. The fund’s market price return was -10.42% and its NAV return was -10.57%. The index returned -10.71%1 during the same period.
Contributors and Detractors. Stocks from Sweden were the largest contributors to the total return of the fund. Swedish stocks represented an average weight of approximately 5% of the fund’s investments and returned approximately 4% in U.S. dollar terms. One example from this market is Fabege AB, a real estate company focused on urban development in Stockholm. The fund’s holdings of Fabege AB returned approximately 28% in U.S. dollar terms. Stocks from Singapore also contributed to the total return of the fund, representing an average weight of approximately 2% of the fund’s investments and returning approximately 11% in U.S. dollar terms.
Stocks from Japan were the largest detractors from the total return of the fund. Japanese stocks represented an average weight of 19% of the fund’s investments and returned approximately -12% in U.S. dollar terms. One example from this market is OUTSOURCING, Inc. The fund’s holdings of OUTSOURCING, Inc. returned approximately -51% in U.S. dollar terms. Stocks from South Korea also detracted from the total return of the fund, representing an average weight of approximately 5% of the fund’s investments and returning approximately -31% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 14, 2010 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	-10.42%	1.12%	4.93%
NAV Return[2]	-10.57%	1.18%	4.94%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	-10.71%	1.02%	4.98%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-9.97%	2.20%	N/A
Fund Expense Ratio[5]: 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	2,119
Weighted Average Market Cap (millions)	$2,343
Price/Earnings Ratio (P/E)	14.0
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	20% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF as of August 31, 2019

The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index (the index). The index is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. International equity markets lost ground over the 12-month reporting period, particularly in emerging markets, as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Following recent monetary tightening measures after a long period of generally accommodative policies, interest rates were lowered in several key developed and emerging market economies, including the United States, India, Thailand, and China. Over the period, the U.S. dollar strengthened against a basket of foreign currencies.
Performance. During the 12-month reporting period ended August 31, 2019, the fund generally tracked the index. The fund’s market price return was -0.95% and its NAV return was -0.97%. The index returned -0.99%1 during the same period.
Contributors and Detractors. Stocks from Brazil were the largest contributors to the total return of the fund. Brazilian stocks represented an average weight of approximately 9% of the fund’s investments and returned approximately 32% in U.S. dollar terms. One example from this market is Banco Bradesco S.A., a banking and financial services company. The fund’s preferred stock holdings of Banco Bradesco S.A. returned approximately 43% in U.S. dollar terms. Stocks from Russia also contributed to the fund’s total return, representing an average weight of approximately 4% of the fund’s investments and returning approximately 26% in U.S. dollar terms.
Stocks from China were the largest detractors from the total return of the fund. Chinese stocks represented an average weight of approximately 34% of the fund’s investments and returned approximately -5% in U.S. dollar terms. One example from this market is Baidu, Inc. ADR, a multinational technology company. The fund’s Class A holdings of Baidu, Inc. ADR returned approximately -54% in U.S. dollar terms. Stocks from India also detracted from the fund’s total return, representing an average weight of approximately 11% of the fund’s investments and returning approximately -9% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 14, 2010 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	-0.95%	0.62%	2.17%
NAV Return[2]	-0.97%	0.71%	2.18%
FTSE Emerging Index (Net)[3]	-0.99%	0.83%	2.40%
ETF Category: Morningstar Diversified Emerging Markets[4]	-2.54%	0.02%	N/A
Fund Expense Ratio[5]: 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	1,203
Weighted Average Market Cap (millions)	$83,743
Price/Earnings Ratio (P/E)	13.3
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	13% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2019 and held through August 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/19	Ending Account Value (Net of Expenses) at 8/31/19	Expenses Paid During Period 3/1/19-8/31/19[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$ 999.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab International Small-Cap Equity ETF
Actual Return	0.12%	$1,000.00	$ 966.70	$0.59
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.60	$0.61
Schwab Emerging Markets Equity ETF
Actual Return	0.13%	$1,000.00	$ 975.50	$0.65
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.54	$0.66

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$33.25	$32.51	$28.32	$28.55	$32.37
Income (loss) from investment operations:
Net investment income (loss)[1]	1.00	0.98	0.88	0.84	0.87
Net realized and unrealized gains (losses)	(2.30)	0.56	4.02	(0.45)	(3.85)
Total from investment operations	(1.30)	1.54	4.90	0.39	(2.98)
Less distributions:
Distributions from net investment income	(1.13)	(0.80)	(0.71)	(0.62)	(0.84)
Net asset value at end of period	$30.82	$33.25	$32.51	$28.32	$28.55
Total return	(3.79%)	4.70%	17.76%	1.47%	(9.27%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06% [2]	0.08%	0.08%
Net investment income (loss)	3.22%	2.91%	2.95%	3.06%	2.86%
Portfolio turnover rate[3]	8%	5%	5%	5%	4%
Net assets, end of period (x 1,000)	$18,138,537	$16,294,052	$11,413,011	$6,168,595	$4,042,603

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.8% of net assets

Australia 6.4%
BHP Group Ltd.	3,316,925	0.5	81,100,105
Commonwealth Bank of Australia	1,993,408	0.6	106,168,789
CSL Ltd.	515,171	0.5	83,605,128
Westpac Banking Corp.	3,881,836	0.4	73,806,224
Other Securities		4.4	813,897,710
		6.4	1,158,577,956

Austria 0.2%
Other Securities		0.2	34,970,237

Belgium 0.9%
Anheuser-Busch InBev S.A.	866,107	0.5	82,217,591
Other Securities		0.4	79,602,501
		0.9	161,820,092

Canada 8.0%
Canadian National Railway Co.	813,602	0.4	75,065,928
Enbridge, Inc.	2,222,316	0.4	74,473,007
Royal Bank of Canada	1,638,833	0.7	122,813,810
The Bank of Nova Scotia	1,383,170	0.4	73,696,896
The Toronto-Dominion Bank	2,072,619	0.6	112,615,211
Other Securities		5.5	996,160,060
		8.0	1,454,824,912

Denmark 1.5%
Novo Nordisk A/S, B Shares	1,861,306	0.5	96,850,811
Other Securities		1.0	180,635,550
		1.5	277,486,361

Finland 1.0%
Other Securities		1.0	186,818,270

France 9.3%
Air Liquide S.A.	474,536	0.4	66,185,110
Airbus SE	618,214	0.5	85,332,498
Danone S.A.	669,190	0.3	60,031,581
L'Oreal S.A.	270,229	0.4	73,980,798
LVMH Moet Hennessy Louis Vuitton SE	280,766	0.6	112,051,748
Sanofi	1,219,089	0.6	104,877,803
Total S.A.	2,710,428	0.8	135,482,746
Other Securities		5.7	1,047,982,523
		9.3	1,685,924,807

Security	Number of Shares	% of Net Assets	Value ($)
Germany 7.0%
adidas AG	219,479	0.4	65,186,828
Allianz SE	472,934	0.6	104,424,126
BASF SE	1,028,232	0.4	68,144,252
Bayer AG	1,050,852	0.4	77,929,269
Deutsche Telekom AG	3,617,574	0.3	60,458,960
SAP SE	1,096,823	0.7	131,175,373
Siemens AG	849,294	0.5	85,064,175
Other Securities		3.7	671,420,057
		7.0	1,263,803,040

Hong Kong 3.3%
AIA Group Ltd.	13,628,774	0.7	132,628,921
Other Securities		2.6	474,520,989
		3.3	607,149,910

Ireland 0.2%
Other Securities		0.2	35,514,241

Israel 0.4%
Other Securities		0.4	79,226,093

Italy 2.1%
Enel S.p.A.	8,815,409	0.4	64,014,350
Other Securities		1.7	326,435,355
		2.1	390,449,705

Japan 22.3%
Keyence Corp.	101,041	0.3	59,875,443
Mitsubishi UFJ Financial Group, Inc.	13,975,047	0.4	67,199,246
SoftBank Group Corp.	1,926,923	0.5	87,573,381
Sony Corp.	1,406,635	0.5	80,068,667
Toyota Motor Corp.	2,823,090	1.0	185,111,936
Other Securities		19.6	3,560,092,454
		22.3	4,039,921,127

Netherlands 3.0%
ASML Holding N.V.	442,518	0.5	98,561,069
Unilever N.V.	1,633,012	0.6	101,499,129
Other Securities		1.9	348,871,376
		3.0	548,931,574

New Zealand 0.3%
Other Securities		0.3	48,582,730

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Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 0.6%
Other Securities		0.6	110,247,442

Poland 0.3%
Other Securities		0.3	51,766,256

Portugal 0.1%
Other Securities		0.1	24,290,643

Republic of Korea 3.6%
Samsung Electronics Co., Ltd.	5,289,728	1.1	192,155,238
Other Securities		2.5	455,377,464
		3.6	647,532,702

Singapore 1.2%
Other Securities		1.2	210,625,854

Spain 2.5%
Banco Santander S.A.	18,015,863	0.3	68,249,496
Iberdrola S.A.	7,019,929	0.4	72,297,479
Other Securities		1.8	306,332,801
		2.5	446,879,776

Sweden 2.2%
Other Securities		2.2	400,254,614

Switzerland 8.1%
Nestle S.A.	3,355,283	2.1	376,407,512
Novartis AG	2,464,978	1.2	221,747,124
Roche Holding AG	783,410	1.2	214,251,095
Other Securities		3.6	660,337,220
		8.1	1,472,742,951

United Kingdom 14.3%
AstraZeneca plc	1,477,317	0.7	131,661,864
BP plc	22,377,584	0.8	136,317,239
British American Tobacco plc	2,568,986	0.5	90,104,841
Diageo plc	2,624,340	0.6	111,973,724
GlaxoSmithKline plc	5,514,703	0.6	114,952,469
HSBC Holdings plc	22,775,731	0.9	164,039,163
Rio Tinto plc	1,240,480	0.4	62,687,281
Royal Dutch Shell plc, A Shares	4,948,725	0.8	137,139,973
Royal Dutch Shell plc, B Shares	4,251,034	0.7	117,261,834
Unilever plc	1,225,395	0.4	77,542,383
Other Securities		7.9	1,445,261,966
		14.3	2,588,942,737
Total Common Stock
(Cost $17,366,469,751)			17,927,284,030
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.7% of net assets

Germany 0.5%
Other Securities		0.5	79,514,178

Italy 0.0%
Other Securities		0.0	3,593,556

Republic of Korea 0.2%
Other Securities		0.2	36,376,892

Spain 0.0%
Other Securities		0.0	5,617,842
Total Preferred Stock
(Cost $126,758,465)			125,102,468

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
Other Securities		0.1	16,096,739
Securities Lending Collateral 0.1%
Other Securities		0.1	19,458,984
Total Other Investment Companies
(Cost $35,555,723)			35,555,723

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	894	82,422,330	(63,284)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,723,737.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

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Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$17,295,843,477	$—	$—	$17,295,843,477
Hong Kong	607,149,910	—	— *	607,149,910
Portugal	24,290,643	—	— *	24,290,643
Preferred Stock[1]	125,102,468	—	—	125,102,468
Other Investment Companies[1]	35,555,723	—	—	35,555,723
Liabilities
Futures Contracts[2]	(63,284)	—	—	(63,284)
Total	$18,087,878,937	$—	$—	$18,087,878,937
*	Level 3 amount shown includes securities determined to have no value at August 31, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $17,509,324,955) including securities on loan of $18,723,737		$18,068,483,237
Collateral invested for securities on loan, at value (cost $19,458,984)		19,458,984
Deposit with broker for futures contracts		4,108,500
Foreign currency, at value (cost $3,383,949)		3,381,214
Receivables:
Dividends		49,655,286
Foreign tax reclaims		16,037,856
Variation margin on futures contracts		375,480
Income from securities on loan	+	95,888
Total assets		18,161,596,445
Liabilities
Collateral held for securities on loan		19,458,984
Payables:
Investments bought		2,628,207
Management fees	+	972,271
Total liabilities		23,059,462
Net Assets
Total assets		18,161,596,445
Total liabilities	–	23,059,462
Net assets		$18,138,536,983
Net Assets by Source
Capital received from investors		17,957,193,724
Total distributable earnings[1]		181,343,259

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,138,536,983		588,500,000		$30.82

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).
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Schwab International Equity ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $53,699,652)		$546,461,757
Securities on loan, net	+	2,769,439
Total investment income		549,231,196
Expenses
Management fees		10,029,402
Professional fees	+	93,919*
Total expenses		10,123,321
Expense reduction by CSIM	–	93,919*
Net expenses	–	10,029,402
Net investment income		539,201,794
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(303,859,334)
Net realized gains on futures contracts		63,224
Net realized losses on foreign currency transactions	+	(1,105,920)
Net realized losses		(304,902,030)
Net change in unrealized appreciation (depreciation) on investments		(816,947,205)
Net change in unrealized appreciation (depreciation) on futures contracts		(321,244)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(359,001)
Net change in unrealized appreciation (depreciation)	+	(817,627,450)
Net realized and unrealized losses		(1,122,529,480)
Decrease in net assets resulting from operations		($583,327,686)
*	Includes professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
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Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$539,201,794	$414,988,466
Net realized losses		(304,902,030)	(59,555,035)
Net change in unrealized appreciation (depreciation)	+	(817,627,450)	141,092,417
Increase (decrease) in net assets resulting from operations		(583,327,686)	496,525,848
Distributions to Shareholders1
Total distributions		($592,259,760)	($308,067,760)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		98,500,000	$3,020,072,181	138,900,000	$4,692,583,434
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		98,500,000	$3,020,072,181	138,900,000	$4,692,583,434
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		490,000,000	$16,294,052,248	351,100,000	$11,413,010,726
Total increase	+	98,500,000	1,844,484,735	138,900,000	4,881,041,522
End of period[2]		588,500,000	$18,138,536,983	490,000,000	$16,294,052,248
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $308,067,760 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $292,309,858 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$35.86	$34.80	$29.96	$29.46	$33.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.82	0.84	0.73	0.67	0.73
Net realized and unrealized gains (losses)	(4.63)	1.22	4.70	0.50	(3.84)
Total from investment operations	(3.81)	2.06	5.43	1.17	(3.11)
Less distributions:
Distributions from net investment income	(0.90)	(1.00)	(0.59)	(0.67)	(0.75)
Net asset value at end of period	$31.15	$35.86	$34.80	$29.96	$29.46
Total return	(10.57%)	5.93%	18.52%	4.12%	(9.29%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.14% [2]	0.17% [3]	0.18% [4]
Net investment income (loss)	2.54%	2.31%	2.31%	2.34%	2.40%
Portfolio turnover rate[5]	20%	16%	12%	23%	23%
Net assets, end of period (x 1,000)	$2,186,842	$2,280,998	$1,538,038	$787,951	$609,773

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
25
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets

Australia 6.4%
Afterpay Touch Group Ltd. *	218,358	0.2	4,557,738
Charter Hall Group	587,909	0.2	5,010,712
Other Securities		6.0	130,451,291
		6.4	140,019,741

Austria 1.0%
Other Securities		1.0	22,164,676

Belgium 2.2%
Argenx SE *	47,559	0.3	6,190,648
Other Securities		1.9	42,166,227
		2.2	48,356,875

Canada 19.5%
Air Canada *	167,895	0.3	5,654,200
Algonquin Power & Utilities Corp.	614,505	0.4	8,046,649
Allied Properties Real Estate Investment Trust	137,790	0.3	5,443,991
AltaGas Ltd.	340,711	0.2	4,635,803
Aurora Cannabis, Inc. *(a)	993,603	0.3	5,488,445
B2Gold Corp. *	1,238,347	0.2	4,454,620
CAE, Inc.	341,355	0.4	8,952,605
Cameco Corp.	494,970	0.2	4,350,730
Canadian Apartment Properties REIT	183,236	0.3	7,384,323
Canopy Growth Corp. *(a)	223,364	0.2	5,288,254
CCL Industries, Inc., Class B	183,363	0.4	8,325,022
Cronos Group, Inc. *(a)	419,976	0.2	4,642,871
Emera, Inc.	293,524	0.6	12,741,168
Empire Co., Ltd., A Shares	215,316	0.3	5,951,653
First Quantum Minerals Ltd.	852,256	0.2	5,233,601
Gildan Activewear, Inc.	258,545	0.4	9,496,976
H&R Real Estate Investment Trust	361,284	0.3	6,152,812
IA Financial Corp., Inc. *	137,430	0.3	5,726,595
Keyera Corp.	264,168	0.3	6,387,506
Kinross Gold Corp. *	1,556,869	0.4	7,756,226
Kirkland Lake Gold Ltd.	233,459	0.5	11,374,274
Onex Corp.	103,173	0.3	6,073,293
Open Text Corp.	325,324	0.6	12,752,955
Pan American Silver Corp.	258,086	0.2	4,766,278
Parkland Fuel Corp.	183,809	0.3	5,743,340
Ritchie Bros. Auctioneers, Inc.	136,740	0.2	5,420,000
TMX Group Ltd.	69,379	0.3	6,020,539
Toromont Industries Ltd.	98,020	0.2	4,704,045
Security	Number of Shares	% of Net Assets	Value ($)
WSP Global, Inc.	129,424	0.3	7,020,531
Other Securities		10.4	229,574,497
		19.5	425,563,802

Denmark 1.4%
Royal Unibrew A/S	62,729	0.3	5,442,208
SimCorp A/S	49,540	0.2	4,620,641
Other Securities		0.9	19,987,995
		1.4	30,050,844

Finland 1.1%
Other Securities		1.1	23,919,817

France 3.0%
Altran Technologies S.A.	290,817	0.2	4,634,195
Euronext N.V.	87,261	0.3	6,856,462
Other Securities		2.5	53,200,259
		3.0	64,690,916

Germany 4.7%
Dialog Semiconductor plc *	95,902	0.2	4,537,095
MorphoSys AG *	39,823	0.2	4,714,421
Other Securities		4.3	92,753,627
		4.7	102,005,143

Hong Kong 1.5%
Other Securities		1.5	32,127,970

Ireland 0.4%
Other Securities		0.4	8,080,396

Israel 0.7%
Other Securities		0.7	14,467,744

Italy 2.7%
Other Securities		2.7	58,817,278

Japan 18.8%
Other Securities		18.8	411,624,440

26
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 2.2%
IMCD N.V.	65,928	0.2	4,632,085
Takeaway.com N.V. *	45,605	0.2	4,361,825
Other Securities		1.8	39,427,850
		2.2	48,421,760

New Zealand 1.0%
Other Securities		1.0	23,005,996

Norway 1.8%
Other Securities		1.8	40,210,171

Poland 0.7%
Other Securities		0.7	14,839,992

Portugal 0.4%
Other Securities		0.4	9,292,784

Republic of Korea 4.2%
Other Securities		4.2	92,936,622

Singapore 1.4%
Other Securities		1.4	30,184,815

Spain 1.6%
Other Securities		1.6	36,202,163

Sweden 4.8%
Fabege AB	335,395	0.3	5,613,971
Other Securities		4.5	99,086,516
		4.8	104,700,487

Switzerland 4.1%
Other Securities		4.1	89,460,496

United Kingdom 13.4%
BBA Aviation plc	1,322,232	0.2	5,169,001
Beazley plc	662,400	0.2	4,594,179
Dechra Pharmaceuticals plc	125,105	0.2	4,570,775
HomeServe plc	342,091	0.2	4,782,747
Intermediate Capital Group plc	348,711	0.3	5,673,695
SSP Group plc	549,818	0.2	4,734,044
The Unite Group plc	357,673	0.2	4,560,650
Other Securities		11.9	260,100,528
		13.4	294,185,619
Total Common Stock
(Cost $2,259,590,662)			2,165,330,547

Preferred Stock 0.3% of net assets

Germany 0.2%
Other Securities		0.2	3,784,268

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.0%
Other Securities		0.0	457,102

Republic of Korea 0.0%
Other Securities		0.0	208,497

Sweden 0.1%
Other Securities		0.1	1,012,759
Total Preferred Stock
(Cost $6,791,000)			5,462,626

Rights 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	2,560
Total Rights
(Cost $—)			2,560

Warrants 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Companies 3.6% of net assets

Switzerland 0.3%
BB Biotech AG	69,486	0.2	4,438,340
Other Securities		0.1	1,438,860
		0.3	5,877,200

United Kingdom 0.1%
Other Securities		0.1	2,322,963

United States 3.2%
Money Market Fund 0.1%
Other Securities		0.1	2,035,557
Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)		3.1	68,896,383
		3.2	70,931,940
Total Other Investment Companies
(Cost $78,846,277)			79,132,103

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	77	7,099,015	139,722

27
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $65,060,287.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,422,234,796	$—	$—	$1,422,234,796
Australia	139,545,363	—	474,378 *	140,019,741
Hong Kong	32,106,862	—	21,108 *	32,127,970
Japan	411,333,381	—	291,059	411,624,440
Republic of Korea	92,717,117	—	219,505	92,936,622
Singapore	29,950,236	—	234,579 *	30,184,815
Spain	36,202,163	—	— *	36,202,163
Preferred Stock[1]	5,462,626	—	—	5,462,626
Rights [1]
Singapore	—	—	2,560	2,560
Warrants [1]
Singapore	—	—	— *	—
Other Investment Companies[1]	79,132,103	—	—	79,132,103
Futures Contracts[2]	139,722	—	—	139,722
Total	$2,248,824,369	$—	$1,243,189	$2,250,067,558
*	Level 3 amount shown includes securities determined to have no value at August 31, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
28
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $2,276,331,556) including securities on loan of $65,060,287		$2,181,031,453
Collateral invested for securities on loan, at value (cost $68,896,383)		68,896,383
Deposit with broker for futures contracts		949,500
Receivables:
Investments sold		4,972,574
Dividends		3,009,977
Foreign tax reclaims		1,131,746
Income from securities on loan		355,123
Variation margin on futures contracts	+	31,238
Total assets		2,260,377,994
Liabilities
Collateral held for securities on loan		68,896,383
Foreign currency		4,227,201
Payables:
Investments bought		44,813
Management fees		235,757
Foreign capital gains tax	+	131,350
Total liabilities		73,535,504
Net Assets
Total assets		2,260,377,994
Total liabilities	–	73,535,504
Net assets		$2,186,842,490
Net Assets by Source
Capital received from investors		2,394,321,502
Total distributable loss[1]		(207,479,012)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,186,842,490		70,200,000		$31.15

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).
29
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $5,739,160)		$53,604,172
Securities on loan, net	+	3,308,332
Total investment income		56,912,504
Expenses
Management fees		2,560,827
Professional fees	+	4,324*
Total expenses		2,565,151
Expense reduction by CSIM	–	4,324*
Net expenses	–	2,560,827
Net investment income		54,351,677
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $9,163)		(56,853,213)
Net realized gains on in-kind redemptions		79,664,619
Net realized losses on futures contracts		(520,182)
Net realized losses on foreign currency transactions	+	(240,107)
Net realized gains		22,051,117
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $106,693)		(312,727,154)
Net change in unrealized appreciation (depreciation) on futures contracts		181,111
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(24,532)
Net change in unrealized appreciation (depreciation)	+	(312,570,575)
Net realized and unrealized losses		(290,519,458)
Decrease in net assets resulting from operations		($236,167,781)
*	Includes professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
30
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$54,351,677	$43,918,155
Net realized gains		22,051,117	47,132,418
Net change in unrealized appreciation (depreciation)	+	(312,570,575)	636,039
Increase (decrease) in net assets resulting from operations		(236,167,781)	91,686,612
Distributions to Shareholders1
Total distributions		($59,504,600)	($47,913,600)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,200,000	$453,570,587	22,700,000	$818,810,444
Shares redeemed	+	(7,600,000)	(252,053,793)	(3,300,000)	(119,623,285)
Net transactions in fund shares		6,600,000	$201,516,794	19,400,000	$699,187,159
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,600,000	$2,280,998,077	44,200,000	$1,538,037,906
Total increase or decrease	+	6,600,000	(94,155,587)	19,400,000	742,960,171
End of period[2]		70,200,000	$2,186,842,490	63,600,000	$2,280,998,077
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $47,913,600 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $13,971,989 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
31
Schwab International Equity ETFs  |  Annual Report
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Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$25.89	$26.99	$22.56	$20.83	$27.34
Income (loss) from investment operations:
Net investment income (loss)[1]	0.72	0.68	0.71	0.58	0.66
Net realized and unrealized gains (losses)	(1.00)	(1.13)	4.21	1.64	(6.49)
Total from investment operations	(0.28)	(0.45)	4.92	2.22	(5.83)
Less distributions:
Distributions from net investment income	(0.79)	(0.65)	(0.49)	(0.49)	(0.68)
Net asset value at end of period	$24.82	$25.89	$26.99	$22.56	$20.83
Total return	(0.97%)	(1.79%)	22.40%	11.02%	(21.62%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.13% [2]	0.14%	0.14%
Net investment income (loss)	2.85%	2.48%	2.96%	2.85%	2.66%
Portfolio turnover rate[3]	13%	18%	7%	10%	8%
Net assets, end of period (x 1,000)	$5,804,446	$4,900,591	$4,248,821	$2,009,874	$1,276,740

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
32
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.3% of net assets

Brazil 6.8%
Ambev S.A.	5,419,070	0.4	24,549,874
B3 S.A. - Brasil Bolsa Balcao	2,483,100	0.5	26,920,981
Itau Unibanco Holding S.A. ADR	5,975,747	0.9	49,240,155
Petroleo Brasileiro S.A.	3,657,369	0.4	25,021,495
Vale S.A. *	4,282,656	0.8	47,229,232
Other Securities		3.8	220,462,200
		6.8	393,423,937

Chile 1.0%
Other Securities		1.0	57,448,798

China 33.7%
Alibaba Group Holding Ltd. ADR *	1,508,451	4.6	264,024,179
Baidu, Inc. ADR *	343,445	0.6	35,879,699
Bank of China Ltd., H Shares	96,815,929	0.7	36,945,335
China Construction Bank Corp., H Shares	117,095,771	1.5	86,977,274
China Life Insurance Co., Ltd., H Shares	9,671,287	0.4	22,637,330
China Merchants Bank Co., Ltd., H Shares	4,669,612	0.4	21,276,031
China Mobile Ltd.	6,627,465	1.0	54,937,412
China Petroleum & Chemical Corp., H Shares	31,841,518	0.3	18,652,972
CNOOC Ltd.	19,878,079	0.5	29,682,595
Industrial & Commercial Bank of China Ltd., H Shares	98,780,485	1.1	62,404,794
JD.com, Inc. ADR *	996,731	0.5	30,400,295
Meituan Dianping., B Shares *	4,269,772	0.7	40,516,065
NetEase, Inc. ADR	89,259	0.4	22,761,045
New Oriental Education & Technology Group, Inc. ADR *	171,549	0.3	19,453,657
Ping An Insurance Group Co. of China Ltd., H Shares	6,866,982	1.4	78,789,292
Tencent Holdings Ltd.	7,148,307	5.1	296,319,898
Other Securities		14.2	833,986,589
		33.7	1,955,644,462

Colombia 0.4%
Other Securities		0.4	23,600,346

Czech Republic 0.2%
Other Securities		0.2	11,405,439

Security	Number of Shares	% of Net Assets	Value ($)
Egypt 0.1%
Other Securities		0.1	8,705,395

Greece 0.4%
Other Securities		0.4	21,472,988

Hungary 0.4%
Other Securities		0.4	20,810,056

India 11.0%
Axis Bank Ltd.	2,241,253	0.4	20,837,697
Hindustan Unilever Ltd.	883,783	0.4	23,291,548
Housing Development Finance Corp., Ltd.	2,155,234	1.1	65,388,183
Infosys Ltd.	4,723,356	0.9	53,902,781
Reliance Industries Ltd.	3,884,119	1.2	67,913,269
Tata Consultancy Services Ltd.	1,127,144	0.6	35,667,046
Other Securities		6.4	372,516,110
		11.0	639,516,634

Indonesia 2.4%
PT Bank Central Asia Tbk	12,006,640	0.5	25,816,180
PT Bank Rakyat Indonesia (Persero) Tbk	65,143,668	0.3	19,609,691
PT Telekomunikasi Indonesia (Persero) Tbk	58,147,565	0.3	18,241,570
Other Securities		1.3	74,120,420
		2.4	137,787,861

Kuwait 1.0%
National Bank of Kuwait SAKP	7,603,140	0.4	24,810,246
Other Securities		0.6	31,240,996
		1.0	56,051,242

Malaysia 2.9%
Public Bank Berhad	3,851,354	0.3	18,608,849
Other Securities		2.6	151,215,908
		2.9	169,824,757

Mexico 3.1%
America Movil S.A.B. de C.V., Series L	34,721,407	0.4	25,365,626
Fomento Economico Mexicano S.A.B. de C.V.	2,616,253	0.4	23,862,521

33
Schwab International Equity ETFs  |  Annual Report
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Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,509,617	0.3	18,857,033
Other Securities		2.0	112,123,738
		3.1	180,208,918

Peru 0.1%
Other Securities		0.1	4,129,187

Philippines 1.4%
Other Securities		1.4	82,707,065

Qatar 1.3%
Qatar National Bank QPSC	5,544,004	0.5	29,152,928
Other Securities		0.8	48,431,992
		1.3	77,584,920

Russia 4.4%
Gazprom PJSC *	13,147,549	0.8	45,821,141
LUKOIL PJSC	595,619	0.8	48,101,971
NovaTek PJSC	1,341,631	0.4	25,941,875
Sberbank of Russia PJSC	12,820,940	0.7	43,152,694
Tatneft PJSC	1,908,820	0.4	21,294,363
Other Securities		1.3	72,305,560
		4.4	256,617,604

Saudi Arabia 1.7%
Other Securities		1.7	97,059,871

South Africa 6.8%
Naspers Ltd., N Shares	534,181	2.1	121,508,477
Standard Bank Group Ltd.	1,623,752	0.3	18,956,205
Other Securities		4.4	252,098,776
		6.8	392,563,458

Taiwan 12.6%
Hon Hai Precision Industry Co., Ltd.	14,975,092	0.6	35,375,735
MediaTek, Inc.	1,861,713	0.4	21,782,220
Taiwan Semiconductor Manufacturing Co., Ltd.	30,101,500	4.3	248,210,395
Other Securities		7.3	428,235,047
		12.6	733,603,397

Thailand 3.8%
PTT PCL NVDR	18,024,800	0.5	26,088,720
Other Securities		3.3	192,357,265
		3.8	218,445,985

Turkey 0.7%
Other Securities		0.7	43,123,533

Security	Number of Shares	% of Net Assets	Value ($)
United Arab Emirates 1.1%
First Abu Dhabi Bank PJSC	5,463,365	0.4	22,697,399
Other Securities		0.7	42,530,221
		1.1	65,227,620
Total Common Stock
(Cost $5,315,158,228)			5,646,963,473

Preferred Stock 2.5% of net assets

Brazil 2.1%
Banco Bradesco S.A.	5,034,842	0.7	40,147,632
Petroleo Brasileiro S.A.	4,949,214	0.5	30,541,832
Other Securities		0.9	55,805,870
		2.1	126,495,334

Chile 0.1%
Other Securities		0.1	3,601,836

Colombia 0.1%
Other Securities		0.1	3,412,732

Russia 0.2%
Other Securities		0.2	10,481,006
Total Preferred Stock
(Cost $128,252,311)			143,990,908

Rights 0.0% of net assets

Brazil 0.0%
Other Securities		0.0	62,621

China 0.0%
Other Securities		0.0	—
Total Rights
(Cost $—)			62,621

Warrants 0.0% of net assets

Thailand 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Corporate Bond 0.0% of net assets

India 0.0%
Other Securities		0.0	30,438
Total Corporate Bond
(Cost $29,483)			30,438

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See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
Other Securities		0.1	5,028,748
Securities Lending Collateral 0.1%
Other Securities		0.1	5,664,659
Total Other Investment Companies
(Cost $10,693,407)			10,693,407

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/20/19	253	12,447,600	192,550
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,258,438.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,669,846,023	$—	$—	$3,669,846,023
China	1,953,830,304	—	1,814,158 *	1,955,644,462
Greece	21,472,988	—	— *	21,472,988
Preferred Stock[1]	143,990,908	—	—	143,990,908
Rights [1]	62,621	—	—	62,621
China	—	—	— *	—
Warrants [1]
Thailand	—	—	—	—
Corporate Bonds[1]	—	30,438	—	30,438
Other Investment Companies[1]	10,693,407	—	—	10,693,407
Futures Contracts[2]	192,550	—	—	192,550
Total	$5,800,088,801	$30,438	$1,814,158	$5,801,933,397
*	Level 3 amount shown includes securities determined to have no value at August 31, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $5,448,468,770) including securities on loan of $5,258,438		$5,796,076,188
Collateral invested for securities on loan, at value (cost $5,664,659)		5,664,659
Deposit with broker for futures contracts		2,410,200
Foreign currency, at value (cost $7,234,716)		7,235,288
Receivables:
Dividends		10,807,817
Variation margin on futures contracts		93,819
Income from securities on loan		34,282
Foreign tax reclaims	+	12,416
Total assets		5,822,334,669
Liabilities
Collateral held for securities on loan		5,664,659
Payables:
Investments bought		5,996,437
Management fees		678,055
Foreign capital gains tax	+	5,549,139
Total liabilities		17,888,290
Net Assets
Total assets		5,822,334,669
Total liabilities	–	17,888,290
Net assets		$5,804,446,379
Net Assets by Source
Capital received from investors		5,842,080,963
Total distributable loss[1]		(37,634,584)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,804,446,379		233,900,000		$24.82

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).
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Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $17,397,029)		$159,201,753
Securities on loan, net	+	953,639
Total investment income		160,155,392
Expenses
Management fees		6,957,390
Professional fees	+	17,966*
Total expenses		6,975,356
Expense reduction by CSIM	–	17,966*
Net expenses	–	6,957,390
Net investment income		153,198,002
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $439)		(122,528,426)
Net realized gains on in-kind redemptions		23,547,896
Net realized gains on futures contracts		287,138
Net realized losses on foreign currency transactions	+	(1,131,110)
Net realized losses		(99,824,502)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of ($5,127,813))		(98,720,972)
Net change in unrealized appreciation (depreciation) on futures contracts		336,719
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	165,988
Net change in unrealized appreciation (depreciation)	+	(98,218,265)
Net realized and unrealized losses		(198,042,767)
Decrease in net assets resulting from operations		($44,844,765)
*	Includes professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$153,198,002	$120,916,490
Net realized losses		(99,824,502)	(81,491,649)
Net change in unrealized appreciation (depreciation)	+	(98,218,265)	(193,893,853)
Decrease in net assets resulting from operations		(44,844,765)	(154,469,012)
Distributions to Shareholders1
Total distributions		($160,604,080)	($107,285,800)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		46,300,000	$1,153,254,120	32,900,000	$940,429,372
Shares redeemed	+	(1,700,000)	(43,949,430)	(1,000,000)	(26,904,868)
Net transactions in fund shares		44,600,000	$1,109,304,690	31,900,000	$913,524,504
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		189,300,000	$4,900,590,534	157,400,000	$4,248,820,842
Total increase	+	44,600,000	903,855,845	31,900,000	651,769,692
End of period[2]		233,900,000	$5,804,446,379	189,300,000	$4,900,590,534
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $107,285,800 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $77,987,465 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
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Schwab International Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab U.S. REIT ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. TIPS ETF
Schwab Emerging Markets Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of August 31, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Effective June 5, 2019, the funds make distributions from net investment income, if any, semiannually. Prior to June 5, 2019, the funds made distributions from net investment income annually. The funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated
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Financial Notes (continued)

3. Risk Factors (continued):
in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result
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Financial Notes (continued)

3. Risk Factors (continued):
of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.12%	0.13%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2019, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%	0.2%	0.2%
Schwab VIT Growth Portfolio	0.2%	0.3%	0.2%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	0.0%*
Schwab Target 2025 Index Fund	0.2%	-%	0.1%
Schwab Target 2030 Index Fund	0.3%	-%	0.1%
Schwab Target 2035 Index Fund	0.2%	-%	0.1%
Schwab Target 2040 Index Fund	0.2%	-%	0.2%
Schwab Target 2045 Index Fund	0.1%	-%	0.1%
Schwab Target 2050 Index Fund	0.2%	-%	0.1%
Schwab Target 2055 Index Fund	0.1%	-%	0.1%
Schwab Target 2060 Index Fund	0.1%	-%	0.1%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees for this reporting period, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
As of August 31, 2019, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $93,919 for Schwab International Equity ETF, $4,324 for Schwab International Small-Cap Equity ETF and $17,966 for Schwab Emerging Markets Equity ETF.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$336,431,996	($65,669,909)
Schwab International Small-Cap Equity ETF	195,960,706	1,869,645
Schwab Emerging Markets Equity ETF	173,550,460	(37,307,307)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$72,152,937	775
Schwab International Small-Cap Equity ETF	9,310,506	100
Schwab Emerging Markets Equity ETF	11,470,100	223

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$1,462,596,017	$1,257,086,549
Schwab International Small-Cap Equity ETF	440,369,027	420,483,430
Schwab Emerging Markets Equity ETF	1,476,719,660	694,562,028

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$2,775,494,290	$—
Schwab International Small-Cap Equity ETF	417,326,837	229,400,205
Schwab Emerging Markets Equity ETF	352,126,147	41,874,328
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Financial Notes (continued)

10. In-Kind Transactions (continued):
For the period ended August 31, 2019, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2019 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$17,664,096,402	$2,381,153,213	$5,593,265,607
Gross unrealized appreciation	$2,148,951,520	$228,028,504	$753,553,661
Gross unrealized depreciation	(1,725,168,985)	(359,114,159)	(544,885,871)
Net unrealized appreciation (depreciation)	$423,782,535	($131,085,655)	$208,667,790
As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Undistributed ordinary income	$301,381,946	$44,929,402	$99,907,918
Net unrealized appreciation (depreciation) on investments	423,782,535	(131,085,655)	208,667,790
Net other unrealized appreciation (depreciation)	(185,453)	(155,238)	(5,641,310)
Total	$724,979,028	($86,311,491)	$302,934,398
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
No expiration	$543,635,769	$121,167,521	$340,568,982
Total	$543,635,769	$121,167,521	$340,568,982
For the year ended August 31, 2019, the funds had capital loss carryforwards utilized as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Capital losses expired	$2,345,874	$215,545	$1,091,404
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2019, the funds had no capital or late-year ordinary losses deferred.
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Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Current period distributions
Ordinary income	$592,259,760	$59,504,600	$160,604,080
Long-term capital gains	—	—	—
Prior period distributions
Ordinary income	$308,067,760	$47,913,600	$107,285,800
Long-term capital gains	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of August 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2019, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (three of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2019
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the period ended August 31, 2019, and the respective foreign source income on the funds as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab International Equity ETF	$50,338,689	$587,973,575
Schwab International Small-Cap Equity ETF	5,174,412	57,616,914
Schwab Emerging Markets Equity ETF	17,260,044	176,356,159
For the period ended August 31, 2019, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2020 via IRS form 1099 of the amount for use in preparing their 2019 income tax return.
Schwab International Equity ETF	$532,817,515
Schwab International Small-Cap Equity ETF	37,229,951
Schwab Emerging Markets Equity ETF	96,513,664
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Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2019
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab International Equity ETF
Commencement of trading
11/3/09 through 8/31/19	1,129	653	163	12	332	107	36	4
Schwab International Small-Cap Equity ETF
Commencement of trading
1/14/10 through 8/31/19	979	765	212	3	294	92	38	6
Schwab Emerging Markets Equity ETF
Commencement of trading
1/14/10 through 8/31/19	761	677	314	21	394	145	66	10
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and the firm’s overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered

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each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Funds, the Trustees considered the risk profile for each Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees noted that each Fund’s operating expense ratio was below the median operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the
Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab Funds complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that, in addition, CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when Fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 101 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	101	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	101	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	101	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	101	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	101	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	101	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	101	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	101	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	101	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	101	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	101	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	101	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

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median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Notes

Notes

Notes

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR57933-09
00234524

Annual Report  |  August 31, 2019
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2019
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	1.26%
NAV Return[1]	1.35%
Dow Jones U.S. Broad Stock Market Index	1.35%
ETF Category: Morningstar Large Blend[2]	1.45%
Performance Details	pages 8-10

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	2.35%
NAV Return[1]	2.42%
Schwab 1000 Index®	2.49%
Russell 1000® Index	2.49%
ETF Category: Morningstar Large Blend[2]	1.45%
Performance Details	pages 11-13

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	2.66%
NAV Return[1]	2.70%
Dow Jones U.S. Large-Cap Total Stock Market Index	2.71%
ETF Category: Morningstar Large Blend[2]	1.45%
Performance Details	pages 14-16

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	4.02%
NAV Return[1]	4.09%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	4.10%
ETF Category: Morningstar Large Growth[2]	2.69%
Performance Details	pages 17-19
Total Returns for the 12 Months Ended August 31, 2019
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	0.65%
NAV Return[1]	0.70%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	0.75%
ETF Category: Morningstar Large Value[2]	-1.41%
Performance Details	pages 20-22

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	-3.34%
NAV Return[1]	-3.24%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-3.20%
ETF Category: Morningstar Mid-Cap Blend[2]	-4.57%
Performance Details	pages 23-25

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	-10.21%
NAV Return[1]	-10.26%
Dow Jones U.S. Small-Cap Total Stock Market Index	-10.28%
ETF Category: Morningstar Small Blend[2]	-12.34%
Performance Details	pages 26-28

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	4.09%
NAV Return[1]	4.18%
Dow Jones U.S. Dividend 100TM Index	4.27%
ETF Category: Morningstar Large Value[2]	-1.41%
Performance Details	pages 29-31
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
If there’s a lesson investors may have learned from recent market cycles, it could be that markets are unpredictable. Stock prices were on a steady climb between the late December 2018 sell-off and the end of April 2019, with the S&P 500® Index returning more than 25% over that span. However, uncertainty around trade and monetary policy in the months that followed contributed to a cycle of unsettling one-day declines followed by recoveries. When all was said and done, U.S. stock prices finished the 12-month period ended August 31, 2019, in positive territory, with the S&P 500® Index returning 2.9%.
The ups and downs have understandably put investors on edge, leading many to seek safety in other asset classes such as cash and short-term fixed income. While market fluctuations can be difficult to endure, investors may make matters worse through impulsive reactions to sudden market movements—rather than having a long-term investing plan and sticking to it. In fact, a recent study by the Schwab Center for Financial Research found that investors who stayed invested through the last five market corrections—when the S&P 500® Index fell 20% or more—ended up earning substantially higher returns than those who moved into cash.1 The study showed that missing out on even the first month of gains after the market had hit bottom led to lower returns over time. This is in large part because some of the biggest gains generally occur in the months right after the market has hit a low and begins to recover.
At Charles Schwab Investment Management, we believe that maintaining exposure to a mix of asset classes that perform differently over time is a better way to weather various market cycles. We designed the Schwab U.S. Equity ETFs with this long-term investing strategy in mind. Offering simple, low-cost access to U.S. small-, mid-, and large-cap stocks, growth, value, and dividend yielding stocks, the Schwab U.S. Equity ETFs can serve as part of the core of a diversified portfolio.
We have taken great care in developing and designing each of our products. We provide straightforward offerings that meet specific investor needs, without unnecessary cost or complexity. While we may not be able to take all of the surprises out of investing, we can remain constant in our commitment to offering products with clear objectives, transparency, and a consistent investing approach.
[1]	Schwab Center for Financial Research. (2019, May 24). Why Waiting for a Market Rebound Could Cost You.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
From the President (continued)

“ In fact, a recent study by the Schwab Center for Financial Research found that investors who stayed invested through the last five market corrections—when the S&P 500® Index fell 20% or more—ended up earning substantially higher returns than those who moved into cash.”
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment

For the 12-month reporting period ended August 31, 2019, U.S. equity markets were mixed. Despite major market indices posting record highs in late September and early October 2018, investor anxiety rose over the final three months of 2018 resulting in a steep market sell-off in December driven by concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and trade negotiations between the U.S. and China. However, in the first months of 2019, as the Federal Reserve (Fed) put interest rate hikes on hold, major market indices recovered, notching record highs through July (with the exception of a decline in May when trade negotiations between China and the U.S. stalled). Over the final month of the reporting period, as the trade situation darkened and near-term resolution appeared less likely, volatility spiked, with U.S. stocks recording steep daily gains or losses over most of the month. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 2.92%. Mid- and small-cap stocks were weaker, with the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Russell 2000® Index returning -3.20% and -12.89%, respectively. Markets outside the U.S. lost ground over the reporting period. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -3.26% and the MSCI Emerging Markets Index (Net)* returned -4.36%.
Now in its tenth year of expansion, the U.S. economy continued to exhibit steady growth for most of the reporting period, albeit at a declining pace. After concerns of weakness intensified in late 2018, the economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. U.S. gross domestic product (GDP) grew at an annual rate of 2.0% in the second quarter of 2019, down from 3.1% in the first quarter of 2019. Nonfarm payrolls were steady, and the unemployment rate remained low, ending the period at 3.7%, up just slightly from its nearly 50-year low of 3.6% in April and May. Consumer confidence, which hit an 18-year high in October 2018, the highest since 2000, fell the subsequent three months before rebounding in February. However, in August, it fell to its lowest level since October 2016. Continuing trade tensions between the U.S. and China weighed on investor sentiment, resulting in a reduction in investments and capital expenditures.
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

After raising short-term interest rates four times in 2018, the Fed declared its intent to remain “patient” and held rates unchanged at its meetings in January, March, May, and June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth and to ensure stability given ongoing trade tensions with China, along with continued low inflation and weakness in manufacturing, at the end of July 2019 the Fed enacted a 0.25% cut in the federal funds rate, which ended the reporting period in a range of 2.00% to 2.25%. Going forward, the Fed reiterated that it would closely monitor incoming data on the economic outlook and would act appropriately to sustain the economic expansion. The Fed also announced that, in August, it would once again begin to reinvest proceeds from maturing securities held on its balance sheet. This effectively ended the Fed balance sheet reduction program that had been in place since early 2018.
Outside the U.S., conditions continued to soften. Trade issues dominated headlines, particularly in the second half of the reporting period, as trade talks stalled and China and the U.S. continued to implement tariffs. Oil prices, after reaching a nearly three-year high in October, fell precipitously over the three months of 2018 amid concerns of economic slowing and a global oil glut. Prices recovered, along with stocks, in the first four months of 2019 but fell again in May as the trade war between the U.S. and China showed no signs of resolution. In the eurozone, growth softened in the second quarter of 2019, down slightly from the first quarter but consistent with the final quarter of 2018. Growth was subdued by higher inflation and tepid wage growth that constrained consumer spending. The United Kingdom’s economy contracted in the second quarter of 2019 amid growing Brexit-related economic and political uncertainty that dampened industrial output, construction, and services sectors. Japan’s economy, however, logged steady increases in recent quarters after contracting sharply in the third quarter of 2018. Several Asian economies, including China and India, exhibited signs of slowing, but still outpaced many developed economies. In response to the economic environment and to bolster growth, a number of central banks lowered their policy rates, while others maintained their generally accommodative stances.
Over the reporting period, in addition to large-cap stocks significantly outperforming small-caps, growth stocks outperformed value stocks. Among the sectors in the Dow Jones U.S. Broad Market Index, Information Technology, which was the strongest contributor to performance, rose on evidence of ongoing economic strength and continued solid balance sheets. The Consumer Staples sector was also a strong contributor to performance for the period, buoyed by aggressive cost cuts by retailers and ongoing geopolitical tensions. Energy was the largest detractor from performance, down more than 20% on weakness in oil and natural gas prices, ongoing geopolitical tensions, and shifting supply-and-demand dynamics. The Financials sector also detracted, dampened by market volatility, trade concerns, and a flattening, and in some cases inverted, yield curve.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF as of August 31, 2019

The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index (the index). The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace. The fund invests in a representative sample of securities included in the index that, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities in the index.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Utilities and Real Estate sectors were the top performers, while Energy and Materials stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was 1.26% and its NAV return was 1.35%. The index returned 1.35% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Information Technology sector contributed the most to the fund’s total return. Information Technology stocks represented an average weight of approximately 25% of the fund’s investments and returned approximately 6% for the reporting period. One example from this sector is Microsoft Corp. The fund’s holdings of Microsoft Corp. returned approximately 25% for the reporting period. The Consumer Staples sector also contributed to the total return of the fund, representing an average weight of approximately 7% of the fund’s investments and returning approximately 14% for the reporting period.
The Energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 5% of the fund’s investments and returned approximately -24% for the reporting period. One example from this sector is Schlumberger Ltd., an oilfield services company. The fund’s holdings of Schlumberger Ltd. returned approximately -46% for the reporting period. The Financials sector also detracted from the total return of the fund, representing an average weight of approximately 14% of the fund’s investments and returning -4% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	1.26%	9.54%	13.36%
NAV Return[2]	1.35%	9.57%	13.37%
Dow Jones U.S. Broad Stock Market Index	1.35%	9.58%	13.39%
ETF Category: Morningstar Large Blend[3]	1.45%	8.18%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	2,445
Weighted Average Market Cap (millions)	$208,157
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF as of August 31, 2019

The Schwab 1000 Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index® (the index). The index is a float-adjusted market capitalization weighted index that includes the 1,000 largest stocks of publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Utilities and Real Estate sectors were the top performers, while Energy and Materials stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was 2.35% and its NAV return was 2.42%. The index returned 2.49% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 5% of the fund’s investments and retuned approximately -22% for the reporting period. One example from this sector is Schlumberger Ltd., an oilfield services company. The fund’s holdings of Schlumberger Ltd. returned approximately -46% for the reporting period. The Financials sector also detracted from the total return of the fund, representing an average weight of approximately 14% of the fund’s investments and returning approximately -3% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return. Information Technology stocks represented an average weight of approximately 26% of the fund’s investments and returned approximately 6% for the reporting period. One example from this sector is Microsoft Corp. The fund’s holding of Microsoft Corp. returned approximately 25% for the reporting period. The Consumer Staples sector also contributed to the total return of the fund, representing an average weight of approximately 7% of the fund’s investments and returning approximately 15% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 11, 2017 – August 31, 2019)1

Average Annual Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	2.35%	9.38%
NAV Return[2]	2.42%	9.41%
Schwab 1000 Index®	2.49%	9.48%
Russell 1000® Index	2.49%	9.50%
ETF Category: Morningstar Large Blend[3]	1.45%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	990
Weighted Average Market Cap (millions)	$221,081
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF as of August 31, 2019

The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index (the index). The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1–750 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Utilities and Real Estate sectors were the top performers, while Energy and Materials stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was 2.66% and its NAV return was 2.70%. The index returned 2.71% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 5% of the fund’s investments and returned approximately -21% for the reporting period. One example from this sector is Schlumberger Ltd., an oilfield services company. The fund’s holdings of Schlumberger Ltd. returned approximately -46% for the reporting period. The Financials sector also detracted from the total return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately -2% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return. Information Technology stocks represented an average weight of approximately 26% of the fund’s investments and returned approximately 6% for the reporting period. One example from this sector is Microsoft Corp. The fund’s holdings of Microsoft Corp. returned approximately 25% for the reporting period. The Consumer Staples sector also contributed to the total return of the fund, representing an average weight of approximately 7% of the fund’s investments and returning approximately 16% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	2.66%	9.93%	13.37%
NAV Return[2]	2.70%	9.93%	13.38%
Dow Jones U.S. Large-Cap Total Stock Market Index	2.71%	9.96%	13.45%
ETF Category: Morningstar Large Blend[3]	1.45%	8.18%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	754
Weighted Average Market Cap (millions)	$229,690
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF as of August 31, 2019

The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (the index). The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Utilities and Real Estate sectors were the top performers, while Energy and Health Care stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was 4.02% and its NAV return was 4.09%. The index returned 4.10% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately -41% for the reporting period. One example from this sector is Schlumberger Ltd., an oilfield services company. The fund’s holdings of Schlumberger Ltd. returned approximately -46% for the reporting period. The Health Care sector also detracted from the total return of the fund, representing an average weight of approximately 15% of the fund’s investments and returning approximately -0.5% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return. Information Technology stocks represented an average weight of approximately 37% of the fund’s investments and returned approximately 6% for the reporting period. One example from this sector is Microsoft Corp. The fund’s holdings of Microsoft Corp. returned approximately 23% for the reporting period. The Real Estate sector also contributed to the fund’s total return, representing an average weight of approximately 4% of the fund’s investments and returning approximately 24% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 11, 2009 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	4.02%	12.11%	14.36%
NAV Return[2]	4.09%	12.12%	14.37%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	4.10%	12.17%	14.46%
ETF Category: Morningstar Large Growth[3]	2.69%	10.73%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	408
Weighted Average Market Cap (millions)	$309,766
Price/Earnings Ratio (P/E)	25.2
Price/Book Ratio (P/B)	4.4
Portfolio Turnover Rate	14% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF as of August 31, 2019

The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index (the index). The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Utilities and Consumer Staples sectors were the top performers, while Materials and Energy stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was 0.65% and its NAV return was 0.70%. The index returned 0.75% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 9% of the fund’s investments and returned approximately -15% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -11% for the reporting period. The Financials sector also detracted from the total return of the fund, representing an average weight of approximately 20% of the fund’s investments and returning approximately -5% for the reporting period.
The Consumer Staples sector contributed the most to the fund’s total return. Consumer Staples stocks represented an average weight of approximately 12% of the fund’s investments and returned approximately 16% for the reporting period. One example from this sector is The Procter & Gamble Co. The fund’s holdings of The Procter & Gamble Co. returned approximately 49% for the reporting period. The Utilities sector also contributed to the fund’s total return, representing an average weight of approximately 6% of the fund’s investments and returning approximately 19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (December 11, 2009 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	0.65%	7.67%	11.23%
NAV Return[2]	0.70%	7.68%	11.24%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	0.75%	7.74%	11.37%
ETF Category: Morningstar Large Value[3]	-1.41%	6.12%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	348
Weighted Average Market Cap (millions)	$124,852
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	7% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF as of August 31, 2019

The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the index). The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 501–1,000 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given security as the index does.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Utilities and Real Estate sectors were the top performers, while Energy and Consumer Discretionary stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was -3.34% and its NAV return was -3.24%. The index returned -3.20% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately -45% for the reporting period. One example from this sector is Cimarex Energy Co., a company engaged in hydrocarbon exploration. The fund’s holdings of Cimarex Energy Co. returned approximately -53% for the reporting period. The Consumer Discretionary sector also detracted from the total return of the fund, representing an average weight of approximately 15% of the fund’s investments and returning approximately -12% for the reporting period.
The Information Technology sector contributed the most to the fund’s total return. Information Technology stocks represented an average weight of approximately 18% of the fund’s investments and returned approximately 6% for the reporting period. One example from this sector is Keysight Technologies, Inc., a company that manufactures electronics test and measurement equipment and software. The fund’s holdings in Keysight Technologies, Inc. returned approximately 49% for the reporting period. The Real Estate sector also contributed to the fund’s total return, representing an average weight of approximately 11% of the fund’s investments and returning approximately 10% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 13, 2011 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	-3.34%	8.07%	11.19%
NAV Return[2]	-3.24%	8.09%	11.20%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-3.20%	8.12%	11.26%
ETF Category: Morningstar Mid-Cap Blend[3]	-4.57%	5.23%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective March 11, 2019, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus supplement dated March 11, 2019.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	504
Weighted Average Market Cap (millions)	$8,851
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	19% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF as of August 31, 2019

The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index (the index). The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 751- 2,500 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Utilities and Information Technology sectors were the top performers, while Energy and Materials stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was -10.21% and its NAV return was -10.26%. The index returned -10.28% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Information Technology sector contributed the most to the fund’s total return. Information Technology stocks represented an average weight of approximately 17% of the fund’s investments and returned approximately 3% for the reporting period. One example from this sector is Okta, Inc., an identity and access management company. The fund’s holdings of Okta, Inc. returned approximately 85% for the reporting period. The Utilities sector also contributed to the total return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately 19% for the reporting period.
The Energy sector was the largest detractor from the fund’s total return. Energy stocks represented an average weight of approximately 4% of the fund’s investments and returned approximately -58% for the reporting period. One example from this sector is Whiting Petroleum Corp. The fund’s holdings of Whiting Petroleum Corp. returned approximately -87% for the reporting period. The Health Care sector also detracted from the fund’s total return, representing an average weight of approximately 14% of the fund’s investments and returning approximately -15% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (November 3, 2009 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	-10.21%	6.39%	12.82%
NAV Return[2]	-10.26%	6.36%	12.82%
Dow Jones U.S. Small-Cap Total Stock Market Index	-10.28%	6.33%	12.85%
ETF Category: Morningstar Small Blend[3]	-12.34%	5.07%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective March 11, 2019, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus supplement dated March 11, 2019.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	1,731
Weighted Average Market Cap (millions)	$3,796
Price/Earnings Ratio (P/E)	17.6
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	11% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF as of August 31, 2019

The Schwab U.S. Dividend Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index (the index). The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding real estate investment trusts (REITs), master limited partnerships, preferred stocks, and convertibles. The index is modified market capitalization weighted. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. U.S. equity markets were mixed over the 12-month reporting period, with large-cap stocks outperforming small-cap stocks, and growth outperforming value. Despite concerns of weakness in late 2018, the U.S. economic outlook brightened considerably in the first six months of 2019, although signs of slowing growth increased as the year progressed. After raising short-term interest rates four times in 2018, the Federal Reserve put interest rate hikes on hold in the first half of 2019 before enacting a 0.25% rate cut in July of 2019. Within the index, stocks in the Consumer Staples and Utilities sectors were the top performers, while Materials and Energy stocks underperformed.
Performance. During the 12-month reporting period ended August 31, 2019, the fund closely tracked the index. The fund’s market price return was 4.09% and its NAV return was 4.18%. The index returned 4.27% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The Health Care sector was the largest detractor from the fund’s total return. Health Care stocks represented an average weight of approximately 9% of the fund’s investments and returned approximately -12% for the reporting period. One example from this sector is CVS Health Corp. The fund’s holdings of CVS Health Corp. returned approximately -16% for the reporting period. The Energy sector also detracted from the total return of the fund, representing an average weight of approximately 7% of the fund’s investments and returning approximately -13% for the reporting period.
The Consumer Staples sector contributed the most to the fund’s total return. Consumer Staples stocks represented an average weight of approximately 22% of the fund’s investments and returned approximately 21% for the reporting period. One example from this sector is The Procter & Gamble Co. The fund’s holdings of The Procter & Gamble Co. returned approximately 49% for the reporting period. The Information Technology sector also contributed to the fund’s total return, representing an average weight of approximately 19% of the fund’s investments and returning approximately 10% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 20, 2011 – August 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	4.09%	9.61%	13.26%
NAV Return[2]	4.18%	9.63%	13.27%
Dow Jones U.S. Dividend 100TM Index	4.27%	9.74%	13.41%
ETF Category: Morningstar Large Value[3]	-1.41%	6.12%	N/A
Fund Expense Ratio[4]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective March 11, 2019, the management fee was reduced to 0.06%. For more information, see financial note 4 or refer to the prospectus supplement dated March 11, 2019.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2019 (continued)

Statistics1
Number of Holdings	101
Weighted Average Market Cap (millions)	$124,784
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate	24% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2019 and held through August 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/19	Ending Account Value (Net of Expenses) at 8/31/19	Expenses Paid During Period 3/1/19-8/31/19[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,050.40	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,057.40	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,058.70	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,087.80	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,023.00	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$1,010.20	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$ 975.30	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$1,043.80	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$70.55	$59.72	$52.42	$48.02	$48.75
Income (loss) from investment operations:
Net investment income (loss)[1]	1.43	1.18	1.12	1.03	0.99
Net realized and unrealized gains (losses)	(0.55)	10.77	7.20	4.34	(0.79)
Total from investment operations	0.88	11.95	8.32	5.37	0.20
Less distributions:
Distributions from net investment income	(1.30)	(1.12)	(1.02)	(0.97)	(0.93)
Net asset value at end of period	$70.13	$70.55	$59.72	$52.42	$48.02
Total return	1.35%	20.20%	16.03%	11.35%	0.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03% [2]	0.04%
Net investment income (loss)	2.12%	1.81%	1.99%	2.09%	1.98%
Portfolio turnover rate[3]	4%	4%	4%	5%	3%
Net assets, end of period (x 1,000)	$14,877,368	$13,326,391	$10,215,289	$6,858,980	$4,919,185

1
Calculated based on the average shares outstanding during the period.
2
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	101,620,337

Banks 5.5%
Bank of America Corp.	4,529,217	0.9	124,598,760
Citigroup, Inc.	1,184,866	0.5	76,246,127
JPMorgan Chase & Co.	1,660,825	1.3	182,458,234
Wells Fargo & Co.	2,071,190	0.7	96,455,318
Other Securities		2.1	338,305,194
		5.5	818,063,633

Capital Goods 6.9%
Honeywell International, Inc.	372,212	0.4	61,273,539
The Boeing Co.	267,831	0.7	97,514,589
Other Securities		5.8	862,871,671
		6.9	1,021,659,799

Commercial & Professional Services 1.2%
Other Securities		1.2	170,201,002

Consumer Durables & Apparel 1.3%
Other Securities		1.3	197,894,577

Consumer Services 2.4%
McDonald's Corp.	390,840	0.6	85,191,395
Starbucks Corp.	620,401	0.4	59,905,921
Other Securities		1.4	214,436,235
		2.4	359,533,551

Diversified Financials 5.0%
Berkshire Hathaway, Inc., Class B *	992,608	1.4	201,906,393
The Charles Schwab Corp. (b)	604,078	0.2	23,118,065
Other Securities		3.4	524,675,686
		5.0	749,700,144

Energy 4.1%
Chevron Corp.	974,561	0.8	114,725,321
Exxon Mobil Corp.	2,167,184	1.0	148,408,760
Other Securities		2.3	344,877,444
		4.1	608,011,525

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	225,187	0.5	66,376,120
Walmart, Inc.	716,158	0.6	81,828,213
Other Securities		0.3	63,768,111
		1.4	211,972,444

Food, Beverage & Tobacco 3.6%
PepsiCo, Inc.	717,459	0.7	98,098,169
Philip Morris International, Inc.	797,091	0.4	57,462,290
The Coca-Cola Co.	1,967,619	0.7	108,297,750
Other Securities		1.8	267,938,849
		3.6	531,797,058

Health Care Equipment & Services 6.2%
Abbott Laboratories	904,161	0.5	77,143,017
Medtronic plc	687,352	0.5	74,158,407
UnitedHealth Group, Inc.	486,986	0.8	113,954,724
Other Securities		4.4	661,527,723
		6.2	926,783,871

Household & Personal Products 1.8%
The Procter & Gamble Co.	1,285,009	1.0	154,496,632
Other Securities		0.8	112,445,778
		1.8	266,942,410

Insurance 2.7%
Other Securities		2.7	406,821,007

Materials 2.9%
Other Securities		2.9	432,939,526

Media & Entertainment 7.6%
Alphabet, Inc., Class A *	153,380	1.2	182,603,491
Alphabet, Inc., Class C *	157,079	1.3	186,625,560
Comcast Corp., Class A	2,318,908	0.7	102,634,868
Facebook, Inc., Class A *	1,230,609	1.6	228,487,173
Netflix, Inc. *	224,079	0.5	65,823,206
The Walt Disney Co.	894,518	0.8	122,781,541
Other Securities		1.5	244,071,712
		7.6	1,133,027,551

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Amgen, Inc.	312,747	0.5	65,245,279
Johnson & Johnson	1,360,285	1.2	174,606,183
Merck & Co., Inc.	1,319,021	0.8	114,055,746
Pfizer, Inc.	2,844,196	0.7	101,111,168

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Thermo Fisher Scientific, Inc.	204,602	0.4	58,733,050
Other Securities		3.8	587,429,619
		7.4	1,101,181,045

Real Estate 4.3%
Other Securities		4.3	634,545,922

Retailing 6.0%
Amazon.com, Inc. *	211,869	2.5	376,340,786
The Home Depot, Inc.	563,464	0.9	128,419,080
Other Securities		2.6	387,817,622
		6.0	892,577,488

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	202,811	0.4	57,322,501
Intel Corp.	2,292,366	0.7	108,681,072
Texas Instruments, Inc.	480,571	0.4	59,470,661
Other Securities		2.2	321,239,146
		3.7	546,713,380

Software & Services 12.5%
Accenture plc, Class A	326,196	0.4	64,642,261
Adobe, Inc. *	250,178	0.5	71,178,143
International Business Machines Corp.	454,045	0.4	61,536,719
Mastercard, Inc., Class A	460,094	0.9	129,456,649
Microsoft Corp.	3,924,136	3.7	540,981,389
Oracle Corp.	1,241,462	0.4	64,630,512
PayPal Holdings, Inc. *	601,648	0.5	65,609,714
salesforce.com, Inc. *	437,754	0.5	68,320,267
Visa, Inc., Class A	890,471	1.1	161,014,966
Other Securities		4.1	630,915,488
		12.5	1,858,286,108

Technology Hardware & Equipment 5.3%
Apple, Inc.	2,238,232	3.2	467,208,548
Cisco Systems, Inc.	2,192,351	0.7	102,623,950
Other Securities		1.4	223,264,158
		5.3	793,096,656

Telecommunication Services 2.0%
AT&T, Inc.	3,737,505	0.9	131,784,426
Verizon Communications, Inc.	2,117,734	0.9	123,167,409
Other Securities		0.2	34,904,175
		2.0	289,856,010

Transportation 1.9%
Union Pacific Corp.	362,665	0.4	58,737,223
Other Securities		1.5	227,638,802
		1.9	286,376,025

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.4%
Other Securities		3.4	503,332,082
Total Common Stock
(Cost $11,556,565,092)			14,842,933,151

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	6,692

Media 0.0%
Other Securities		0.0	3,585
Total Rights
(Cost $6,692)			10,277

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
Other Securities		0.0	4,400,132

Securities Lending Collateral 0.2%
Other Securities		0.2	25,769,726
Total Other Investment Companies
(Cost $30,169,858)			30,169,858

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	218	31,880,320	97,136
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,663,894.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2019:
	Market Value at 8/31/18	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 8/31/19	Balance of Shares Held at 8/31/19	Dividends Received
The Charles Schwab Corp.	$27,122,520	$5,892,537	($2,604,396)	$890,891	($8,183,487)	$23,118,065	604,078	$378,329

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,842,933,151	$—	$—	$14,842,933,151
Rights [1]
Materials	—	—	6,692	6,692
Media	—	—	3,585	3,585
Other Investment Companies[1]	30,169,858	—	—	30,169,858
Futures Contracts[2]	97,136	—	—	97,136
Total	$14,873,200,145	$—	$10,277	$14,873,210,422
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in affiliated issuer, at value (cost $21,752,560)		$23,118,065
Investments in unaffiliated issuers, at value (cost $11,539,219,356) including securities on loan of $24,663,894		14,824,225,495
Collateral invested for securities on loan, at value (cost $25,769,726)		25,769,726
Cash		895,905
Deposit with broker for futures contracts		2,066,400
Receivables:
Investments sold		843,394
Dividends		26,686,086
Income from securities on loan	+	131,150
Total assets		14,903,736,221
Liabilities
Collateral held for securities on loan		25,769,726
Payables:
Investments bought		171,604
Management fees		410,355
Variation margin on futures contracts	+	16,890
Total liabilities		26,368,575
Net Assets
Total assets		14,903,736,221
Total liabilities	–	26,368,575
Net assets		$14,877,367,646
Net Assets by Source
Capital received from investors		11,602,365,487
Total distributable earnings[1]		3,275,002,159

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,877,367,646		212,150,000		$70.13

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends received from affiliated issuer		$378,329
Dividends received from unaffiliated issuers (net of foreign withholding tax of $16,325)		296,054,880
Securities on loan, net	+	2,517,942
Total investment income		298,951,151
Expenses
Management fees		4,162,548
Total expenses	–	4,162,548
Net investment income		294,788,603
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(189,416)
Net realized losses on unaffiliated investments		(35,285,253)
Net realized gains on in-kind redemptions on affiliated issuer		1,080,307
Net realized gains on in-kind redemptions on unaffiliated investments		589,139,071
Net realized losses on futures contracts	+	(89,124)
Net realized gains		554,655,585
Net change in unrealized appreciation (depreciation) on affiliated issuer		(8,183,487)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(547,161,974)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(102,023)
Net change in unrealized appreciation (depreciation)	+	(555,447,484)
Net realized and unrealized losses		(791,899)
Increase in net assets resulting from operations		$293,996,704

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$294,788,603	$211,077,403
Net realized gains		554,655,585	192,178,495
Net change in unrealized appreciation (depreciation)	+	(555,447,484)	1,744,691,993
Increase in net assets resulting from operations		293,996,704	2,147,947,891
Distributions to Shareholders1
Total distributions		($265,289,790)	($199,698,380)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		42,400,000	$2,804,352,289	23,600,000	$1,536,444,895
Shares redeemed	+	(19,150,000)	(1,282,082,268)	(5,750,000)	(373,592,989)
Net transactions in fund shares		23,250,000	$1,522,270,021	17,850,000	$1,162,851,906
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		188,900,000	$13,326,390,711	171,050,000	$10,215,289,294
Total increase	+	23,250,000	1,550,976,935	17,850,000	3,111,101,417
End of period[2]		212,150,000	$14,877,367,646	188,900,000	$13,326,390,711
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $199,698,380 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $44,482,540 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	0.44
Net realized and unrealized gains (losses)	0.10	3.47
Total from investment operations	0.67	3.91
Less distributions:
Distributions from net investment income	(0.49)	(0.29)
Net asset value at end of period	$28.80	$28.62
Total return	2.42%	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05% [4]
Net investment income (loss)	2.06%	1.87% [4]
Portfolio turnover rate[5]	5%	3% [3]
Net assets, end of period (x 1,000)	$838,213	$486,487

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	5,343,607

Banks 5.2%
Bank of America Corp.	271,382	0.9	7,465,719
Citigroup, Inc.	71,011	0.6	4,569,558
JPMorgan Chase & Co.	99,599	1.3	10,941,946
Wells Fargo & Co.	124,135	0.7	5,780,967
Other Securities		1.7	15,144,385
		5.2	43,902,575

Capital Goods 6.7%
Honeywell International, Inc.	22,346	0.5	3,678,598
The Boeing Co.	16,059	0.7	5,846,921
Other Securities		5.5	46,311,697
		6.7	55,837,216

Commercial & Professional Services 1.0%
Other Securities		1.0	7,937,574

Consumer Durables & Apparel 1.2%
Other Securities		1.2	9,839,355

Consumer Services 2.3%
McDonald's Corp.	23,432	0.6	5,107,473
Starbucks Corp.	37,152	0.4	3,587,397
Other Securities		1.3	10,828,050
		2.3	19,522,920

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	59,476	1.5	12,098,013
The Charles Schwab Corp. (b)	36,255	0.2	1,387,479
Other Securities		3.4	28,991,060
		5.1	42,476,552

Energy 4.1%
Chevron Corp.	58,471	0.8	6,883,206
Exxon Mobil Corp.	129,884	1.1	8,894,456
Other Securities		2.2	18,787,451
		4.1	34,565,113

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	13,497	0.5	3,978,376
Walmart, Inc.	42,919	0.6	4,903,925
Other Securities		0.4	3,589,619
		1.5	12,471,920

Food, Beverage & Tobacco 3.7%
PepsiCo, Inc.	43,015	0.7	5,881,441
Philip Morris International, Inc.	47,740	0.4	3,441,577
The Coca-Cola Co.	117,816	0.8	6,484,593
Other Securities		1.8	15,014,674
		3.7	30,822,285

Health Care Equipment & Services 6.3%
Abbott Laboratories	54,149	0.6	4,619,993
Medtronic plc	41,141	0.5	4,438,703
UnitedHealth Group, Inc.	29,168	0.8	6,825,312
Other Securities		4.4	36,689,903
		6.3	52,573,911

Household & Personal Products 1.9%
The Procter & Gamble Co.	76,978	1.1	9,255,065
Other Securities		0.8	6,263,200
		1.9	15,518,265

Insurance 2.7%
Other Securities		2.7	22,987,060

Materials 2.8%
Other Securities		2.8	23,720,631

Media & Entertainment 7.9%
Alphabet, Inc., Class A *	9,190	1.3	10,940,971
Alphabet, Inc., Class C *	9,406	1.3	11,175,269
Comcast Corp., Class A	138,917	0.7	6,148,466
Facebook, Inc., Class A *	73,734	1.6	13,690,192
Netflix, Inc. *	13,418	0.5	3,941,537
The Walt Disney Co.	53,564	0.9	7,352,195
Other Securities		1.6	13,127,738
		7.9	66,376,368

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Amgen, Inc.	18,705	0.5	3,902,237
Johnson & Johnson	81,483	1.3	10,459,158
Merck & Co., Inc.	79,021	0.8	6,832,946
Pfizer, Inc.	170,383	0.7	6,057,116

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Thermo Fisher Scientific, Inc.	12,269	0.4	3,521,939
Other Securities		3.6	30,368,449
		7.3	61,141,845

Real Estate 4.1%
Other Securities		4.1	33,918,987

Retailing 6.2%
Amazon.com, Inc. *	12,692	2.7	22,544,673
The Home Depot, Inc.	33,767	0.9	7,695,837
Other Securities		2.6	21,346,620
		6.2	51,587,130

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	12,148	0.4	3,433,511
Intel Corp.	137,397	0.8	6,513,992
Texas Instruments, Inc.	28,820	0.4	3,566,475
Other Securities		2.1	17,788,303
		3.7	31,302,281

Software & Services 12.8%
Accenture plc, Class A	19,576	0.5	3,879,376
Adobe, Inc. *	14,981	0.5	4,262,244
International Business Machines Corp.	27,213	0.4	3,688,178
Mastercard, Inc., Class A	27,582	0.9	7,760,747
Microsoft Corp.	235,193	3.9	32,423,707
Oracle Corp.	74,492	0.5	3,878,053
PayPal Holdings, Inc. *	36,059	0.5	3,932,234
salesforce.com, Inc. *	26,224	0.5	4,092,780
Visa, Inc., Class A	53,375	1.2	9,651,267
Other Securities		3.9	33,909,445
		12.8	107,478,031

Technology Hardware & Equipment 5.4%
Apple, Inc.	134,150	3.4	28,002,471
Cisco Systems, Inc.	131,376	0.7	6,149,710
Other Securities		1.3	11,262,677
		5.4	45,414,858

Telecommunication Services 2.0%
AT&T, Inc.	223,940	1.0	7,896,124
Verizon Communications, Inc.	126,906	0.9	7,380,853
Other Securities		0.1	1,723,724
		2.0	17,000,701

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.9%
Union Pacific Corp.	21,728	0.4	3,519,067
Other Securities		1.5	12,591,920
		1.9	16,110,987

Utilities 3.4%
Other Securities		3.4	28,884,492
Total Common Stock
(Cost $774,069,496)			836,734,664

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	639,417

Securities Lending Collateral 0.0%
Other Securities		0.0	143,525
Total Other Investment Companies
(Cost $782,942)			782,942

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	9	1,316,160	14,050
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $139,835.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2019:
	Market Value at 8/31/18	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 8/31/19	Balance of Shares Held at 8/31/19	Dividends Received
The Charles Schwab Corp.	$1,058,870	$894,556	($222,333)	($8,017)	($335,597)	$1,387,479	36,255	$20,750

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$836,734,664	$—	$—	$836,734,664
Other Investment Companies[1]	782,942	—	—	782,942
Futures Contracts[2]	14,050	—	—	14,050
Total	$837,531,656	$—	$—	$837,531,656
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in affiliated issuer, at value (cost $1,707,659)		$1,387,479
Investments in unaffiliated issuers, at value (cost $773,001,254) including securities on loan of $139,835		835,986,602
Collateral invested for securities on loan, at value (cost $143,525)		143,525
Deposit with broker for futures contracts		96,000
Receivables:
Investments sold		39,458
Dividends		1,516,589
Income from securities on loan	+	89
Total assets		839,169,742
Liabilities
Collateral held for securities on loan		143,525
Payables:
Investments bought		774,545
Management fees		37,551
Variation margin on futures contracts	+	681
Total liabilities		956,302
Net Assets
Total assets		839,169,742
Total liabilities	–	956,302
Net assets		$838,213,440
Net Assets by Source
Capital received from investors		775,647,170
Total distributable earnings[1]		62,566,270

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$838,213,440		29,100,000		$28.80

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends received from affiliated issuer		$20,750
Dividends received from unaffiliated issuers (net of foreign withholding tax of $474)		14,706,298
Securities on loan, net	+	326
Total investment income		14,727,374
Expenses
Management fees		348,091
Total expenses	–	348,091
Net investment income		14,379,283
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(18,756)
Net realized losses on unaffiliated investments		(3,729,444)
Net realized gains on in-kind redemptions on affiliated issuer		10,739
Net realized gains on in-kind redemptions on unaffiliated investments		12,438,634
Net realized gains on futures contracts	+	13,928
Net realized gains		8,715,101
Net change in unrealized appreciation (depreciation) on affiliated issuer		(335,597)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		24,648,261
Net change in unrealized appreciation (depreciation) on futures contracts	+	(718)
Net change in unrealized appreciation (depreciation)	+	24,311,946
Net realized and unrealized gains		33,027,047
Increase in net assets resulting from operations		$47,406,330

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		10/11/17*-8/31/18
Net investment income		$14,379,283	$5,143,368
Net realized gains (losses)		8,715,101	(365,496)
Net change in unrealized appreciation (depreciation)	+	24,311,946	38,367,272
Increase in net assets resulting from operations		47,406,330	43,145,144
Distributions to Shareholders1
Total distributions		($11,758,680)	($3,615,715)

Transactions in Fund Shares
		9/1/18-8/31/19		10/11/17*-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,200,000	$422,614,476	17,100,001	$449,565,045
Shares redeemed	+	(4,100,000)	(106,536,181)	(100,001)	(2,606,979)
Net transactions in fund shares		12,100,000	$316,078,295	17,000,000	$446,958,066
Shares Outstanding and Net Assets
		9/1/18-8/31/19		10/11/17*-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,000,000	$486,487,495	—	$—
Total increase	+	12,100,000	351,725,945	17,000,000	486,487,495
End of period[2]		29,100,000	$838,213,440	17,000,000	$486,487,495
*	Commencement of operations.
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $3,615,715 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period — Net assets include net investment income not yet distributed of $1,521,163 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$69.53	$59.10	$51.75	$47.30	$47.99
Income (loss) from investment operations:
Net investment income (loss)[1]	1.47	1.19	1.15	1.03	1.01
Net realized and unrealized gains (losses)	0.33	10.39	7.24	4.41	(0.77)
Total from investment operations	1.80	11.58	8.39	5.44	0.24
Less distributions:
Distributions from net investment income	(1.33)	(1.15)	(1.04)	(0.99)	(0.93)
Net asset value at end of period	$70.00	$69.53	$59.10	$51.75	$47.30
Total return	2.70%	19.79%	16.39%	11.66%	0.43%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03% [2]	0.04%
Net investment income (loss)	2.19%	1.86%	2.07%	2.13%	2.04%
Portfolio turnover rate[3]	4%	3%	4%	4%	4%
Net assets, end of period (x 1,000)	$17,785,958	$14,989,877	$9,824,643	$6,218,346	$4,329,918

1
Calculated based on the average shares outstanding during the period.
2
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	112,735,683

Banks 5.0%
Bank of America Corp.	5,990,064	0.9	164,786,661
Citigroup, Inc.	1,566,851	0.6	100,826,862
JPMorgan Chase & Co.	2,197,204	1.4	241,384,831
Wells Fargo & Co.	2,740,159	0.7	127,609,205
Other Securities		1.4	259,748,095
		5.0	894,355,654

Capital Goods 6.6%
Honeywell International, Inc.	492,845	0.5	81,132,144
The Boeing Co.	354,375	0.7	129,024,394
Other Securities		5.4	959,942,950
		6.6	1,170,099,488

Commercial & Professional Services 0.9%
Other Securities		0.9	167,632,718

Consumer Durables & Apparel 1.2%
Other Securities		1.2	206,127,720

Consumer Services 2.2%
McDonald's Corp.	517,024	0.6	112,695,721
Starbucks Corp.	820,259	0.5	79,204,209
Other Securities		1.1	207,666,698
		2.2	399,566,628

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	1,312,085	1.5	266,891,210
The Charles Schwab Corp. (b)	798,679	0.2	30,565,445
Other Securities		3.4	616,052,885
		5.1	913,509,540

Energy 4.3%
Chevron Corp.	1,290,016	0.9	151,860,684
Exxon Mobil Corp.	2,864,851	1.1	196,184,997
Other Securities		2.3	411,286,048
		4.3	759,331,729

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	297,905	0.5	87,810,478
Walmart, Inc.	946,871	0.6	108,189,480
Other Securities		0.4	69,624,344
		1.5	265,624,302

Food, Beverage & Tobacco 3.8%
PepsiCo, Inc.	948,967	0.7	129,752,258
Philip Morris International, Inc.	1,054,111	0.4	75,990,862
The Coca-Cola Co.	2,599,480	0.8	143,075,379
Other Securities		1.9	324,160,061
		3.8	672,978,560

Health Care Equipment & Services 6.2%
Abbott Laboratories	1,194,710	0.6	101,932,657
Medtronic plc	908,049	0.5	97,969,407
UnitedHealth Group, Inc.	643,616	0.8	150,606,144
Other Securities		4.3	751,358,870
		6.2	1,101,867,078

Household & Personal Products 1.9%
The Procter & Gamble Co.	1,698,221	1.1	204,177,111
Other Securities		0.8	136,574,008
		1.9	340,751,119

Insurance 2.7%
Other Securities		2.7	485,792,804

Materials 2.8%
Other Securities		2.8	489,231,742

Media & Entertainment 8.1%
Alphabet, Inc., Class A *	202,763	1.4	241,395,434
Alphabet, Inc., Class C *	207,532	1.4	246,568,769
Comcast Corp., Class A	3,066,835	0.8	135,738,117
Facebook, Inc., Class A *	1,626,970	1.7	302,079,520
Netflix, Inc. *	296,277	0.5	87,031,369
The Walt Disney Co.	1,182,057	0.9	162,249,144
Other Securities		1.4	270,935,104
		8.1	1,445,997,457

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Amgen, Inc.	412,962	0.5	86,152,132
Johnson & Johnson	1,798,143	1.3	230,809,635
Merck & Co., Inc.	1,743,879	0.9	150,793,217
Pfizer, Inc.	3,760,808	0.8	133,696,724

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Thermo Fisher Scientific, Inc.	270,635	0.4	77,688,483
Other Securities		3.5	644,987,808
		7.4	1,324,127,999

Real Estate 3.8%
Other Securities		3.8	667,332,497

Retailing 6.3%
Amazon.com, Inc. *	280,048	2.8	497,446,462
The Home Depot, Inc.	745,073	1.0	169,809,587
Other Securities		2.5	448,643,791
		6.3	1,115,899,840

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	268,249	0.4	75,817,897
Intel Corp.	3,032,090	0.8	143,751,387
Texas Instruments, Inc.	635,722	0.4	78,670,598
Other Securities		2.1	361,736,818
		3.7	659,976,700

Software & Services 12.7%
Accenture plc, Class A	432,040	0.5	85,617,367
Adobe, Inc. *	330,255	0.5	93,960,850
International Business Machines Corp.	600,931	0.5	81,444,178
Mastercard, Inc., Class A	608,458	1.0	171,201,827
Microsoft Corp.	5,188,912	4.0	715,343,408
Oracle Corp.	1,644,051	0.5	85,589,295
PayPal Holdings, Inc. *	796,165	0.5	86,821,793
salesforce.com, Inc. *	578,571	0.5	90,297,576
Visa, Inc., Class A	1,177,380	1.2	212,893,852
Other Securities		3.5	635,599,551
		12.7	2,258,769,697

Technology Hardware & Equipment 5.5%
Apple, Inc.	2,960,015	3.5	617,873,531
Cisco Systems, Inc.	2,899,350	0.8	135,718,574
Other Securities		1.2	224,914,108
		5.5	978,506,213

Telecommunication Services 2.1%
AT&T, Inc.	4,940,765	1.0	174,211,374
Verizon Communications, Inc.	2,799,796	0.9	162,836,135
Other Securities		0.2	35,542,426
		2.1	372,589,935

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.0%
Union Pacific Corp.	479,495	0.4	77,659,010
Other Securities		1.6	271,093,579
		2.0	348,752,589

Utilities 3.4%
Other Securities		3.4	602,280,251
Total Common Stock
(Cost $14,346,497,413)			17,753,837,943

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	16,952,458

Securities Lending Collateral 0.1%
Other Securities		0.1	7,638,190
Total Other Investment Companies
(Cost $24,590,648)			24,590,648

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	199	29,101,760	252,258
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,403,893.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2019:
	Market Value at 8/31/18	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 8/31/19	Balance of Shares Held at 8/31/19	Dividends Received
The Charles Schwab Corp.	$33,997,099	$8,013,357	($2,408,288)	$939,438	($9,976,161)	$30,565,445	798,679	$470,344

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$17,753,837,943	$—	$—	$17,753,837,943
Other Investment Companies[1]	24,590,648	—	—	24,590,648
Futures Contracts[2]	252,258	—	—	252,258
Total	$17,778,680,849	$—	$—	$17,778,680,849
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in affiliated issuer, at value (cost $30,693,796)		$30,565,445
Investments in unaffiliated issuers, at value (cost $14,332,756,075) including securities on loan of $7,403,893		17,740,224,956
Collateral invested for securities on loan, at value (cost $7,638,190)		7,638,190
Deposit with broker for futures contracts		2,444,400
Receivables:
Investments sold		834,710
Dividends		32,583,966
Income from securities on loan	+	14,046
Total assets		17,814,305,713
Liabilities
Collateral held for securities on loan		7,638,190
Payables:
Investments bought		20,220,964
Management fees		474,184
Variation margin on futures contracts	+	14,737
Total liabilities		28,348,075
Net Assets
Total assets		17,814,305,713
Total liabilities	–	28,348,075
Net assets		$17,785,957,638
Net Assets by Source
Capital received from investors		14,412,155,331
Total distributable earnings[1]		3,373,802,307

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,785,957,638		254,100,000		$70.00

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends received from affiliated issuer		$470,344
Dividends received from unaffiliated issuers (net of foreign withholding tax of $10,002)		342,417,162
Securities on loan, net	+	2,171,121
Total investment income		345,058,627
Expenses
Management fees		4,641,081
Total expenses	–	4,641,081
Net investment income		340,417,546
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(155,456)
Net realized losses on unaffiliated investments		(52,749,272)
Net realized gains on in-kind redemptions on affiliated issuer		1,094,894
Net realized gains on in-kind redemptions on unaffiliated investments		451,919,557
Net realized gains on futures contracts	+	486,889
Net realized gains		400,596,612
Net change in unrealized appreciation (depreciation) on affiliated issuer		(9,976,161)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(271,697,221)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(327,433)
Net change in unrealized appreciation (depreciation)	+	(282,000,815)
Net realized and unrealized gains		118,595,797
Increase in net assets resulting from operations		$459,013,343

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$340,417,546	$223,037,825
Net realized gains		400,596,612	158,977,935
Net change in unrealized appreciation (depreciation)	+	(282,000,815)	1,787,408,701
Increase in net assets resulting from operations		459,013,343	2,169,424,461
Distributions to Shareholders1
Total distributions		($302,865,295)	($208,413,000)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		56,050,000	$3,767,929,713	56,450,000	$3,665,022,620
Shares redeemed	+	(17,550,000)	(1,127,997,534)	(7,100,000)	(460,799,703)
Net transactions in fund shares		38,500,000	$2,639,932,179	49,350,000	$3,204,222,917
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		215,600,000	$14,989,877,411	166,250,000	$9,824,643,033
Total increase	+	38,500,000	2,796,080,227	49,350,000	5,165,234,378
End of period[2]		254,100,000	$17,785,957,638	215,600,000	$14,989,877,411
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $208,413,000 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $50,766,094 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$81.69	$65.55	$55.25	$51.93	$50.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.95	0.68	0.75	0.59	0.66
Net realized and unrealized gains (losses)	2.30	16.17	10.17	3.30	1.79
Total from investment operations	3.25	16.85	10.92	3.89	2.45
Less distributions:
Distributions from net investment income	(0.92)	(0.71)	(0.62)	(0.57)	(0.63)
Net asset value at end of period	$84.02	$81.69	$65.55	$55.25	$51.93
Total return	4.09%	25.88%	19.89%	7.56%	4.87%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05% [2]	0.07% [3]	0.07%
Net investment income (loss)	1.21%	0.93%	1.25%	1.14%	1.25%
Portfolio turnover rate[4]	14%	5%	5%	7%	10%
Net assets, end of period (x 1,000)	$8,107,853	$6,886,721	$4,470,809	$2,980,475	$2,246,101

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	21,620,535

Banks 0.3%
Other Securities		0.3	22,578,842

Capital Goods 6.6%
3M Co.	314,292	0.6	50,827,302
Lockheed Martin Corp.	134,004	0.6	51,472,276
Northrop Grumman Corp.	92,598	0.4	34,064,026
The Boeing Co.	285,135	1.3	103,814,802
Other Securities		3.7	293,597,448
		6.6	533,775,854

Commercial & Professional Services 1.1%
Other Securities		1.1	91,934,213

Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	685,253	0.7	57,903,879
Other Securities		0.8	63,270,895
		1.5	121,174,774

Consumer Services 2.0%
Starbucks Corp.	660,150	0.8	63,744,084
Other Securities		1.2	100,259,881
		2.0	164,003,965

Diversified Financials 6.2%
Berkshire Hathaway, Inc., Class B *	1,055,850	2.6	214,770,449
CME Group, Inc.	195,202	0.5	42,415,443
S&P Global, Inc.	133,944	0.4	34,850,889
The Charles Schwab Corp. (b)	645,793	0.3	24,714,498
Other Securities		2.4	190,381,007
		6.2	507,132,286

Energy 1.3%
Other Securities		1.3	104,687,006

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	239,748	0.9	70,668,121
Other Securities		0.3	26,441,361
		1.2	97,109,482

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 1.0%
Other Securities		1.0	83,462,801

Health Care Equipment & Services 8.7%
Anthem, Inc.	140,303	0.4	36,692,041
Becton Dickinson & Co.	146,790	0.4	37,272,917
Danaher Corp.	343,654	0.6	48,829,797
Medtronic plc	730,641	1.0	78,828,857
Stryker Corp.	169,047	0.5	37,301,911
UnitedHealth Group, Inc.	517,957	1.5	121,201,938
Other Securities		4.3	344,885,521
		8.7	705,012,982

Household & Personal Products 0.6%
Other Securities		0.6	48,760,860

Insurance 1.0%
Other Securities		1.0	80,256,636

Materials 2.3%
Linde plc	295,847	0.7	55,888,457
Other Securities		1.6	129,519,108
		2.3	185,407,565

Media & Entertainment 13.7%
Alphabet, Inc., Class A *	163,120	2.4	194,199,254
Alphabet, Inc., Class C *	166,954	2.5	198,358,047
Charter Communications, Inc., Class A *	93,823	0.5	38,428,963
Comcast Corp., Class A	2,468,358	1.4	109,249,525
Facebook, Inc., Class A *	1,308,518	3.0	242,952,537
Netflix, Inc. *	238,183	0.9	69,966,256
The Walt Disney Co.	951,293	1.6	130,574,477
Other Securities		1.4	124,195,790
		13.7	1,107,924,849

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Amgen, Inc.	332,450	0.9	69,355,719
Celgene Corp. *	384,600	0.5	37,229,280
Thermo Fisher Scientific, Inc.	218,197	0.8	62,635,631
Zoetis, Inc.	261,091	0.4	33,007,124
Other Securities		2.8	238,290,591
		5.4	440,518,345

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 4.0%
American Tower Corp.	240,958	0.7	55,466,122
Other Securities		3.3	270,632,333
		4.0	326,098,455

Retailing 10.3%
Amazon.com, Inc. *	225,270	4.9	400,144,848
Booking Holdings, Inc. *	23,621	0.6	46,448,571
Lowe's Cos., Inc.	426,874	0.6	47,895,263
The Home Depot, Inc.	599,568	1.7	136,647,543
The TJX Cos., Inc.	661,812	0.4	36,379,806
Other Securities		2.1	167,949,190
		10.3	835,465,221

Semiconductors & Semiconductor Equipment 2.2%
Broadcom, Inc.	215,792	0.8	60,991,451
NVIDIA Corp.	332,052	0.7	55,622,030
Other Securities		0.7	62,754,573
		2.2	179,368,054

Software & Services 20.1%
Accenture plc, Class A	347,558	0.8	68,875,569
Adobe, Inc. *	266,113	0.9	75,711,810
Automatic Data Processing, Inc.	236,867	0.5	40,229,491
Fidelity National Information Services, Inc.	333,508	0.6	45,430,460
Fiserv, Inc. *	310,449	0.4	33,199,416
Intuit, Inc.	141,474	0.5	40,795,443
Mastercard, Inc., Class A	489,700	1.7	137,786,889
Microsoft Corp.	4,174,149	7.1	575,448,181
PayPal Holdings, Inc. *	640,389	0.9	69,834,420
salesforce.com, Inc. *	465,824	0.9	72,701,152
Visa, Inc., Class A	947,356	2.1	171,300,912
Other Securities		3.7	301,227,071
		20.1	1,632,540,814

Technology Hardware & Equipment 6.8%
Apple, Inc.	2,381,016	6.0	497,013,280
Other Securities		0.8	57,176,634
		6.8	554,189,914

Telecommunication Services 0.3%
Other Securities		0.3	22,516,641

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	385,732	0.8	62,473,155
Other Securities		1.3	107,549,498
		2.1	170,022,653

Utilities 0.8%
NextEra Energy, Inc.	260,717	0.7	57,117,880
Other Securities		0.1	5,016,976
		0.8	62,134,856
Total Common Stock
(Cost $5,989,007,279)			8,097,697,603

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
Other Securities		0.0	1,439,573

Securities Lending Collateral 0.1%
Other Securities		0.1	3,400,683
Total Other Investment Companies
(Cost $4,840,256)			4,840,256

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 09/20/19	110	8,838,500	79,012
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,303,190.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2019:
	Market Value at 8/31/18	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 8/31/19	Balance of Shares Held at 8/31/19	Dividends Received
The Charles Schwab Corp.	$31,120,557	$6,635,908	($5,612,804)	$437,877	($7,867,040)	$24,714,498	645,793	$387,572

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,097,697,603	$—	$—	$8,097,697,603
Other Investment Companies[1]	4,840,256	—	—	4,840,256
Futures Contracts[2]	79,012	—	—	79,012
Total	$8,102,616,871	$—	$—	$8,102,616,871
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in affiliated issuer, at value (cost $23,770,538)		$24,714,498
Investments in unaffiliated issuers, at value (cost $5,966,676,314) including securities on loan of $3,303,190		8,074,422,678
Collateral invested for securities on loan, at value (cost $3,400,683)		3,400,683
Deposit with broker for futures contracts		673,200
Receivables:
Investments sold		653,540
Dividends		7,676,511
Income from securities on loan	+	9,584
Total assets		8,111,550,694
Liabilities
Collateral held for securities on loan		3,400,683
Payables:
Management fees		287,331
Variation margin on futures contracts	+	9,216
Total liabilities		3,697,230
Net Assets
Total assets		8,111,550,694
Total liabilities	–	3,697,230
Net assets		$8,107,853,464
Net Assets by Source
Capital received from investors		6,083,005,169
Total distributable earnings[1]		2,024,848,295

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,107,853,464		96,500,000		$84.02

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends received from affiliated issuer		$387,572
Dividends received from unaffiliated issuers (net of foreign withholding tax of $8,305)		85,876,670
Securities on loan, net	+	1,623,275
Total investment income		87,887,517
Expenses
Management fees		2,809,589
Total expenses	–	2,809,589
Net investment income		85,077,928
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(350,860)
Net realized losses on unaffiliated investments		(21,864,431)
Net realized gains on in-kind redemptions on affiliated issuer		788,737
Net realized gains on in-kind redemptions on unaffiliated investments		264,300,245
Net realized gains on futures contracts	+	761,545
Net realized gains		243,635,236
Net change in unrealized appreciation (depreciation) on affiliated issuer		(7,867,040)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		4,200,647
Net change in unrealized appreciation (depreciation) on futures contracts	+	(83,534)
Net change in unrealized appreciation (depreciation)	+	(3,749,927)
Net realized and unrealized gains		239,885,309
Increase in net assets resulting from operations		$324,963,237

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$85,077,928	$51,511,997
Net realized gains		243,635,236	70,580,945
Net change in unrealized appreciation (depreciation)	+	(3,749,927)	1,161,185,205
Increase in net assets resulting from operations		324,963,237	1,283,278,147
Distributions to Shareholders1
Total distributions		($80,450,420)	($52,664,675)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,500,000	$1,542,423,996	21,550,000	$1,561,031,674
Shares redeemed	+	(7,300,000)	(565,804,444)	(5,450,000)	(375,733,139)
Net transactions in fund shares		12,200,000	$976,619,552	16,100,000	$1,185,298,535
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,300,000	$6,886,721,095	68,200,000	$4,470,809,088
Total increase	+	12,200,000	1,221,132,369	16,100,000	2,415,912,007
End of period[2]		96,500,000	$8,107,853,464	84,300,000	$6,886,721,095
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $52,664,675 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $10,314,360 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$56.37	$50.65	$46.01	$40.89	$43.54
Income (loss) from investment operations:
Net investment income (loss)[1]	1.84	1.47	1.36	1.29	1.20
Net realized and unrealized gains (losses)	(1.48)	5.63	4.56	5.01	(2.75)
Total from investment operations	0.36	7.10	5.92	6.30	(1.55)
Less distributions:
Distributions from net investment income	(1.59)	(1.38)	(1.28)	(1.18)	(1.10)
Net asset value at end of period	$55.14	$56.37	$50.65	$46.01	$40.89
Total return	0.70%	14.20%	13.01%	15.70%	(3.71%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05% [2]	0.07% [3]	0.07%
Net investment income (loss)	3.38%	2.72%	2.79%	3.00%	2.75%
Portfolio turnover rate[4]	7%	8%	7%	6%	15%
Net assets, end of period (x 1,000)	$5,976,674	$4,692,419	$3,532,689	$2,491,664	$1,435,194

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	66,548,905

Banks 11.2%
Bank of America Corp.	4,643,781	2.1	127,750,415
Citigroup, Inc.	1,214,451	1.3	78,149,922
JPMorgan Chase & Co.	1,703,602	3.1	187,157,716
The PNC Financial Services Group, Inc.	237,085	0.5	30,567,369
U.S. Bancorp	785,940	0.7	41,411,179
Wells Fargo & Co.	2,124,197	1.7	98,923,854
Other Securities		1.8	107,703,532
		11.2	671,663,987

Capital Goods 6.6%
Caterpillar, Inc.	300,341	0.6	35,740,579
General Dynamics Corp.	142,593	0.5	27,273,763
General Electric Co.	4,579,612	0.6	37,781,799
Honeywell International, Inc.	382,156	1.1	62,910,521
United Technologies Corp.	425,934	0.9	55,473,644
Other Securities		2.9	173,665,634
		6.6	392,845,940

Commercial & Professional Services 0.7%
Other Securities		0.7	41,295,540

Consumer Durables & Apparel 0.7%
Other Securities		0.7	43,068,704

Consumer Services 2.5%
McDonald's Corp.	400,949	1.5	87,394,854
Other Securities		1.0	64,448,308
		2.5	151,843,162

Diversified Financials 3.7%
American Express Co.	359,589	0.7	43,283,728
The Goldman Sachs Group, Inc.	178,656	0.6	36,429,745
Other Securities		2.4	139,892,072
		3.7	219,605,545

Energy 8.2%
Chevron Corp.	1,000,270	2.0	117,751,784
ConocoPhillips	593,507	0.5	30,969,195
Security	Number of Shares	% of Net Assets	Value ($)
Exxon Mobil Corp.	2,221,775	2.5	152,147,152
Other Securities		3.2	186,893,068
		8.2	487,761,199

Food & Staples Retailing 1.9%
Walmart, Inc.	734,552	1.4	83,929,911
Other Securities		0.5	28,486,542
		1.9	112,416,453

Food, Beverage & Tobacco 7.4%
Altria Group, Inc.	982,538	0.7	42,976,212
Mondelez International, Inc., Class A	756,527	0.7	41,775,421
PepsiCo, Inc.	736,107	1.7	100,647,910
Philip Morris International, Inc.	817,010	1.0	58,898,251
The Coca-Cola Co.	2,016,223	1.9	110,972,914
Other Securities		1.4	85,903,690
		7.4	441,174,398

Health Care Equipment & Services 2.9%
Abbott Laboratories	926,262	1.3	79,028,674
CVS Health Corp.	682,103	0.7	41,553,715
Other Securities		0.9	54,047,595
		2.9	174,629,984

Household & Personal Products 3.6%
Colgate-Palmolive Co.	450,842	0.6	33,429,934
The Procter & Gamble Co.	1,317,232	2.6	158,370,804
Other Securities		0.4	25,475,576
		3.6	217,276,314

Insurance 5.0%
Chubb Ltd.	240,460	0.6	37,579,089
Other Securities		4.4	261,743,597
		5.0	299,322,686

Materials 3.4%
Other Securities		3.4	200,703,472

Media & Entertainment 0.9%
Other Securities		0.9	53,428,900

Pharmaceuticals, Biotechnology & Life Sciences 10.1%
AbbVie, Inc.	776,294	0.8	51,033,568
Bristol-Myers Squibb Co.	858,924	0.7	41,288,477
Eli Lilly & Co.	453,675	0.9	51,251,665

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Gilead Sciences, Inc.	667,695	0.7	42,425,340
Johnson & Johnson	1,394,246	3.0	178,965,417
Merck & Co., Inc.	1,351,966	2.0	116,904,500
Pfizer, Inc.	2,915,390	1.7	103,642,114
Other Securities		0.3	16,906,751
		10.1	602,417,832

Real Estate 3.4%
Prologis, Inc.	330,700	0.4	27,653,134
Other Securities		3.0	175,561,482
		3.4	203,214,616

Retailing 1.0%
Target Corp.	269,057	0.5	28,799,861
Other Securities		0.5	31,319,588
		1.0	60,119,449

Semiconductors & Semiconductor Equipment 5.7%
Intel Corp.	2,351,000	1.9	111,460,910
QUALCOMM, Inc.	638,383	0.8	49,647,046
Texas Instruments, Inc.	492,648	1.0	60,965,190
Other Securities		2.0	116,847,440
		5.7	338,920,586

Software & Services 3.0%
International Business Machines Corp.	465,580	1.1	63,100,057
Oracle Corp.	1,274,191	1.1	66,334,384
Other Securities		0.8	48,479,377
		3.0	177,913,818

Technology Hardware & Equipment 3.7%
Cisco Systems, Inc.	2,247,994	1.8	105,228,599
Other Securities		1.9	119,348,563
		3.7	224,577,162

Telecommunication Services 4.5%
AT&T, Inc.	3,832,669	2.3	135,139,909
Verizon Communications, Inc.	2,171,881	2.1	126,316,599
Other Securities		0.1	5,728,169
		4.5	267,184,677

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.8%
CSX Corp.	403,709	0.5	27,056,577
United Parcel Service, Inc., Class B	366,236	0.7	43,457,564
Other Securities		0.6	36,065,256
		1.8	106,579,397

Utilities 6.8%
Dominion Energy, Inc.	421,330	0.5	32,707,848
Duke Energy Corp.	382,366	0.6	35,460,623
The Southern Co.	546,560	0.5	31,842,586
Other Securities		5.2	307,163,183
		6.8	407,174,240
Total Common Stock
(Cost $5,594,658,106)			5,961,686,966

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	5,488,494

Securities Lending Collateral 0.0%
Other Securities		0.0	2,675,585
Total Other Investment Companies
(Cost $8,164,079)			8,164,079

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 09/20/19	228	13,941,060	43,613
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,589,308.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,961,686,966	$—	$—	$5,961,686,966
Other Investment Companies[1]	8,164,079	—	—	8,164,079
Futures Contracts[2]	43,613	—	—	43,613
Total	$5,969,894,658	$—	$—	$5,969,894,658
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $5,600,146,600) including securities on loan of $2,589,308		$5,967,175,460
Collateral invested for securities on loan, at value (cost $2,675,585)		2,675,585
Deposit with broker for futures contracts		951,300
Receivables:
Fund shares sold		35,801,301
Dividends		17,901,542
Variation margin on futures contracts		49,411
Income from securities on loan	+	1,170
Total assets		6,024,555,769
Liabilities
Collateral held for securities on loan		2,675,585
Payables:
Investments bought		44,991,954
Management fees	+	214,268
Total liabilities		47,881,807
Net Assets
Total assets		6,024,555,769
Total liabilities	–	47,881,807
Net assets		$5,976,673,962
Net Assets by Source
Capital received from investors		5,623,134,524
Total distributable earnings[1]		353,539,438

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,976,673,962		108,400,000		$55.14

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends		$184,521,524
Securities on loan, net	+	161,278
Total investment income		184,682,802
Expenses
Management fees		2,153,090
Total expenses	–	2,153,090
Net investment income		182,529,712
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(33,485,429)
Net realized gains on in-kind redemptions		459,996,193
Net realized losses on futures contracts	+	(555,801)
Net realized gains		425,954,963
Net change in unrealized appreciation (depreciation) on investments		(486,415,577)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(53,577)
Net change in unrealized appreciation (depreciation)	+	(486,469,154)
Net realized and unrealized losses		(60,514,191)
Increase in net assets resulting from operations		$122,015,521

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$182,529,712	$112,518,681
Net realized gains		425,954,963	32,484,695
Net change in unrealized appreciation (depreciation)	+	(486,469,154)	395,469,632
Increase in net assets resulting from operations		122,015,521	540,473,008
Distributions to Shareholders1
Total distributions		($153,831,815)	($104,891,835)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		50,100,000	$2,701,585,976	17,450,000	$937,684,002
Shares redeemed	+	(24,950,000)	(1,385,515,156)	(3,950,000)	(213,534,949)
Net transactions in fund shares		25,150,000	$1,316,070,820	13,500,000	$724,149,053
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		83,250,000	$4,692,419,436	69,750,000	$3,532,689,210
Total increase	+	25,150,000	1,284,254,526	13,500,000	1,159,730,226
End of period[2]		108,400,000	$5,976,673,962	83,250,000	$4,692,419,436
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $104,891,835 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $25,500,760 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$58.44	$48.77	$43.67	$40.70	$40.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.84	0.76	0.71	0.74	0.59
Net realized and unrealized gains (losses)	(2.76)	9.59	5.09	2.84	0.12
Total from investment operations	(1.92)	10.35	5.80	3.58	0.71
Less distributions:
Distributions from net investment income	(0.80)	(0.68)	(0.70)	(0.61)	(0.57)
Net asset value at end of period	$55.72	$58.44	$48.77	$43.67	$40.70
Total return	(3.24%)	21.36%	13.38%	8.94%	1.71%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [2]	0.05%	0.06% [3]	0.07%	0.07%
Net investment income (loss)	1.52%	1.42%	1.54%	1.83%	1.42%
Portfolio turnover rate[4]	19%	13%	17%	21%	12%
Net assets, end of period (x 1,000)	$6,254,639	$5,358,783	$3,555,096	$2,532,590	$1,841,785

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio (see financial note 4).
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	83,030,408

Banks 4.0%
Other Securities		4.0	247,514,268

Capital Goods 11.3%
IDEX Corp.	152,677	0.4	25,147,429
Teledyne Technologies, Inc. *	73,082	0.4	22,552,374
Wabtec Corp.	367,095	0.4	25,406,645
Xylem, Inc.	362,867	0.4	27,799,241
Other Securities		9.7	605,859,956
		11.3	706,765,645

Commercial & Professional Services 1.6%
Other Securities		1.6	98,139,948

Consumer Durables & Apparel 3.2%
NVR, Inc. *	6,808	0.4	24,501,992
Other Securities		2.8	175,493,799
		3.2	199,995,791

Consumer Services 3.4%
Other Securities		3.4	214,893,387

Diversified Financials 4.8%
Cboe Global Markets, Inc.	225,292	0.4	26,845,795
MarketAxess Holdings, Inc.	76,029	0.5	30,230,651
Other Securities		3.9	240,975,624
		4.8	298,052,070

Energy 2.2%
Diamondback Energy, Inc.	311,702	0.5	30,571,732
Other Securities		1.7	108,444,760
		2.2	139,016,492

Food & Staples Retailing 0.5%
Other Securities		0.5	30,228,960

Food, Beverage & Tobacco 1.3%
Other Securities		1.3	83,945,006

Security	Number of Shares	% of Net Assets	Value ($)
Health Care Equipment & Services 5.8%
DENTSPLY SIRONA, Inc.	471,880	0.4	24,608,542
DexCom, Inc. *	183,630	0.5	31,512,744
STERIS plc	170,528	0.4	26,329,523
Teleflex, Inc.	93,082	0.5	33,874,401
Veeva Systems, Inc., Class A *	257,773	0.7	41,341,634
Other Securities		3.3	207,706,192
		5.8	365,373,036

Household & Personal Products 0.4%
Other Securities		0.4	22,015,957

Insurance 5.0%
Alleghany Corp. *	29,138	0.4	21,833,395
Arthur J. Gallagher & Co.	373,564	0.5	33,885,990
Other Securities		4.1	260,238,279
		5.0	315,957,664

Materials 6.2%
Amcor plc *	3,273,256	0.5	32,143,374
FMC Corp.	265,661	0.4	22,934,514
International Flavors & Fragrances, Inc.	204,443	0.4	22,437,619
Other Securities		4.9	307,440,869
		6.2	384,956,376

Media & Entertainment 3.1%
Snap, Inc., Class A *	1,524,934	0.4	24,139,705
Other Securities		2.7	170,707,531
		3.1	194,847,236

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Exact Sciences Corp. *	260,450	0.5	31,050,849
Other Securities		4.5	283,679,326
		5.0	314,730,175

Real Estate 11.6%
Duke Realty Corp.	724,851	0.4	24,115,793
Equity LifeStyle Properties, Inc.	181,372	0.4	24,434,436
Extra Space Storage, Inc.	257,037	0.5	31,337,951
Invitation Homes, Inc.	846,920	0.4	24,357,419
Regency Centers Corp.	337,073	0.3	21,744,579
Sun Communities, Inc.	181,864	0.4	26,879,499
UDR, Inc.	568,267	0.4	27,379,104

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
WP Carey, Inc.	343,630	0.5	30,857,974
Other Securities		8.3	513,219,793
		11.6	724,326,548

Retailing 4.0%
Burlington Stores, Inc. *	134,039	0.4	27,141,557
Tractor Supply Co.	243,456	0.4	24,803,297
Other Securities		3.2	195,606,803
		4.0	247,551,657

Semiconductors & Semiconductor Equipment 2.3%
Marvell Technology Group Ltd.	1,196,531	0.5	28,680,848
Other Securities		1.8	114,964,247
		2.3	143,645,095

Software & Services 11.0%
Akamai Technologies, Inc. *	330,927	0.5	29,495,524
Cadence Design Systems, Inc. *	566,697	0.6	38,807,411
Fortinet, Inc. *	292,746	0.4	23,179,628
Gartner, Inc. *	181,676	0.4	24,284,631
GoDaddy, Inc., Class A *	354,180	0.4	22,433,761
Jack Henry & Associates, Inc.	155,693	0.4	22,569,257
Leidos Holdings, Inc.	290,828	0.4	25,406,734
Okta, Inc. *	209,536	0.4	26,506,304
Paycom Software, Inc. *	99,104	0.4	24,787,893
Twilio, Inc., Class A *	236,112	0.5	30,805,533
Other Securities		6.6	422,198,328
		11.0	690,475,004

Technology Hardware & Equipment 4.6%
CDW Corp.	294,492	0.5	34,013,826
Keysight Technologies, Inc. *	379,493	0.6	36,757,692
Zebra Technologies Corp., Class A *	108,874	0.4	22,322,436
Other Securities		3.1	193,308,650
		4.6	286,402,604

Telecommunication Services 0.5%
Other Securities		0.5	30,637,134

Transportation 2.7%
Expeditors International of Washington, Inc.	346,989	0.4	24,670,918
Other Securities		2.3	146,821,363
		2.7	171,492,281

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.0%
Alliant Energy Corp.	476,511	0.4	24,993,002
Atmos Energy Corp.	235,911	0.4	26,004,469
NiSource, Inc.	752,343	0.4	22,231,736
Pinnacle West Capital Corp.	226,434	0.3	21,581,425
Other Securities		2.5	155,315,891
		4.0	250,126,523
Total Common Stock
(Cost $5,628,672,804)			6,244,119,265

Other Investment Companies 0.6% of net assets

Money Market Fund 0.1%
Other Securities		0.1	3,495,102

Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 2.03% (b)		0.5	33,564,717
Total Other Investment Companies
(Cost $37,059,819)			37,059,819

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 09/20/19	51	9,595,140	12,201
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,180,849.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,244,119,265	$—	$—	$6,244,119,265
Other Investment Companies[1]	37,059,819	—	—	37,059,819
Futures Contracts[2]	12,201	—	—	12,201
Total	$6,281,191,285	$—	$—	$6,281,191,285
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $5,632,167,906) including securities on loan of $32,180,849		$6,247,614,367
Collateral invested for securities on loan, at value (cost $33,564,717)		33,564,717
Deposit with broker for futures contracts		331,503
Receivables:
Dividends		6,697,780
Fund shares sold		2,786,026
Income from securities on loan		178,977
Variation margin on futures contracts	+	16,623
Total assets		6,291,189,993
Liabilities
Collateral held for securities on loan		33,564,717
Payables:
Investments bought		2,760,058
Management fees	+	226,156
Total liabilities		36,550,931
Net Assets
Total assets		6,291,189,993
Total liabilities	–	36,550,931
Net assets		$6,254,639,062
Net Assets by Source
Capital received from investors		5,842,357,570
Total distributable earnings[1]		412,281,492

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,254,639,062		112,250,000		$55.72

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $50,444)		$87,382,351
Securities on loan, net	+	798,794
Total investment income		88,181,145
Expenses
Management fees		2,508,185
Total expenses	–	2,508,185
Net investment income		85,672,960
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(94,830,619)
Net realized gains on in-kind redemptions		407,217,730
Net realized losses on futures contracts	+	(1,683,986)
Net realized gains		310,703,125
Net change in unrealized appreciation (depreciation) on investments		(548,928,868)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(45,347)
Net change in unrealized appreciation (depreciation)	+	(548,974,215)
Net realized and unrealized losses		(238,271,090)
Decrease in net assets resulting from operations		($152,598,130)

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$85,672,960	$61,992,328
Net realized gains		310,703,125	114,807,880
Net change in unrealized appreciation (depreciation)	+	(548,974,215)	660,791,539
Increase (decrease) in net assets resulting from operations		(152,598,130)	837,591,747
Distributions to Shareholders1
Total distributions		($80,783,475)	($53,918,230)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,050,000	$2,178,261,705	24,750,000	$1,321,549,843
Shares redeemed	+	(18,500,000)	(1,049,023,933)	(5,950,000)	(301,536,961)
Net transactions in fund shares		20,550,000	$1,129,237,772	18,800,000	$1,020,012,882
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,700,000	$5,358,782,895	72,900,000	$3,555,096,496
Total increase	+	20,550,000	895,856,167	18,800,000	1,803,686,399
End of period[2]		112,250,000	$6,254,639,062	91,700,000	$5,358,782,895
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $53,918,230 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $13,616,626 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$78.24	$64.03	$57.42	$53.54	$54.53
Income (loss) from investment operations:
Net investment income (loss)[1]	1.04	0.98	0.90	0.93	0.80
Net realized and unrealized gains (losses)	(9.07)	14.10	6.64	3.75	(1.07)
Total from investment operations	(8.03)	15.08	7.54	4.68	(0.27)
Less distributions:
Distributions from net investment income	(1.01)	(0.87)	(0.93)	(0.80)	(0.72)
Net asset value at end of period	$69.20	$78.24	$64.03	$57.42	$53.54
Total return	(10.26%)	23.71%	13.21%	8.89%	(0.54%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [2]	0.05%	0.06% [3]	0.08% [4]	0.08%
Net investment income (loss)	1.49%	1.38%	1.46%	1.76%	1.44%
Portfolio turnover rate[5]	11%	9%	11%	11%	9%
Net assets, end of period (x 1,000)	$8,100,071	$8,853,388	$5,490,843	$3,772,207	$2,893,741

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio (see financial note 4).
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Gentex Corp.	751,722	0.3	19,995,805
Other Securities		0.9	73,994,652
		1.2	93,990,457

Banks 10.0%
TCF Financial Corp.	455,489	0.2	17,563,656
Other Securities		9.8	793,389,328
		10.0	810,952,984

Capital Goods 9.6%
Hexcel Corp.	249,533	0.3	20,998,202
Woodward, Inc.	164,434	0.2	17,734,207
Other Securities		9.1	742,388,736
		9.6	781,121,145

Commercial & Professional Services 3.1%
Other Securities		3.1	248,142,496

Consumer Durables & Apparel 3.0%
Roku, Inc. *	240,998	0.5	36,477,457
Other Securities		2.5	203,376,097
		3.0	239,853,554

Consumer Services 4.0%
Grand Canyon Education, Inc. *	141,931	0.2	17,826,534
Planet Fitness, Inc., Class A *	248,225	0.2	17,527,167
Other Securities		3.6	291,790,853
		4.0	327,144,554

Diversified Financials 4.2%
LPL Financial Holdings, Inc.	245,151	0.2	18,374,067
New Residential Investment Corp.	1,221,370	0.2	17,184,676
Other Securities		3.8	301,791,661
		4.2	337,350,404

Energy 2.4%
Other Securities		2.4	193,066,717

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	107,696	0.2	18,076,774
Other Securities		0.6	46,244,999
		0.8	64,321,773

Food, Beverage & Tobacco 1.6%
Other Securities		1.6	130,930,376

Health Care Equipment & Services 6.6%
Chemed Corp.	46,831	0.3	20,110,636
Haemonetics Corp. *	150,566	0.3	20,105,078
Hill-Rom Holdings, Inc.	196,329	0.3	21,140,707
Insulet Corp. *	175,378	0.3	27,038,026
Masimo Corp. *	144,274	0.3	22,109,991
Medidata Solutions, Inc. *	183,097	0.2	16,768,023
Other Securities		4.9	405,706,701
		6.6	532,979,162

Household & Personal Products 0.7%
Other Securities		0.7	52,974,641

Insurance 2.7%
First American Financial Corp.	329,494	0.2	19,258,924
Other Securities		2.5	202,119,609
		2.7	221,378,533

Materials 4.4%
Amcor plc *	4,771,775	0.6	46,858,831
AptarGroup, Inc.	185,733	0.3	22,700,287
Other Securities		3.5	290,286,405
		4.4	359,845,523

Media & Entertainment 2.7%
Cable One, Inc.	14,585	0.2	18,925,788
Other Securities		2.5	203,662,525
		2.7	222,588,313

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Catalent, Inc. *	428,336	0.3	22,590,441
Charles River Laboratories International, Inc. *	143,439	0.2	18,819,197
Exact Sciences Corp. *	379,783	0.6	45,277,729
Other Securities		5.9	483,046,158
		7.0	569,733,525

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 9.2%
Americold Realty Trust	563,383	0.3	20,518,409
CubeSmart	554,440	0.2	19,898,852
EPR Properties	222,167	0.2	17,384,568
Medical Properties Trust, Inc.	1,290,583	0.3	23,991,938
STORE Capital Corp.	594,337	0.3	22,442,165
Other Securities		7.9	638,576,797
		9.2	742,812,729

Retailing 3.4%
Etsy, Inc. *	353,467	0.2	18,659,523
Five Below, Inc. *	164,543	0.3	20,217,398
Pool Corp.	116,903	0.3	22,957,411
Other Securities		2.6	213,238,603
		3.4	275,072,935

Semiconductors & Semiconductor Equipment 3.3%
Cypress Semiconductor Corp.	1,075,064	0.3	24,737,223
Entegris, Inc.	398,419	0.2	17,064,286
Monolithic Power Systems, Inc.	116,443	0.2	17,531,658
Universal Display Corp.	124,781	0.3	25,638,752
Versum Materials, Inc.	321,370	0.2	16,711,240
Other Securities		2.1	169,224,765
		3.3	270,907,924

Software & Services 10.6%
Alteryx, Inc., Class A *	136,889	0.2	19,499,838
Coupa Software, Inc. *	160,451	0.3	22,291,457
Euronet Worldwide, Inc. *	152,722	0.3	23,387,847
Fair Isaac Corp. *	85,124	0.4	30,024,937
Genpact Ltd.	447,914	0.2	18,346,557
HubSpot, Inc. *	115,091	0.3	22,981,371
Okta, Inc. *	305,390	0.5	38,631,835
Proofpoint, Inc. *	163,608	0.2	18,587,505
RingCentral, Inc., Class A *	206,713	0.4	29,173,406
The Trade Desk, Inc., Class A *	107,560	0.3	26,435,021
Twilio, Inc., Class A *	344,144	0.6	44,900,468
Zendesk, Inc. *	321,942	0.3	25,819,748
Other Securities		6.6	539,027,720
		10.6	859,107,710

Technology Hardware & Equipment 3.7%
Ciena Corp. *	420,793	0.2	17,223,057
Other Securities		3.5	286,569,857
		3.7	303,792,914

Telecommunication Services 0.6%
Other Securities		0.6	45,465,042

Transportation 1.6%
Other Securities		1.6	128,052,025

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.4%
Other Securities		3.4	272,397,009
Total Common Stock
(Cost $7,654,651,871)			8,083,982,445

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	35,598

Media 0.0%
Other Securities		0.0	15,132
Total Rights
(Cost $35,598)			50,730

Other Investment Companies 1.5% of net assets

Money Market Fund 0.0%
Other Securities		0.0	2,896,339

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)		1.5	117,560,977
Total Other Investment Companies
(Cost $120,457,316)			120,457,316

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/20/19	187	13,970,770	33,945
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $112,803,065.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,083,982,445	$—	$—	$8,083,982,445
Rights [1]
Materials	—	—	35,598	35,598
Media & Entertainment	—	—	15,132	15,132
Other Investment Companies[1]	120,457,316	—	—	120,457,316
Futures Contracts[2]	33,945	—	—	33,945
Total	$8,204,473,706	$—	$50,730	$8,204,524,436
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $7,657,583,808) including securities on loan of $112,803,065		$8,086,929,514
Collateral invested for securities on loan, at value (cost $117,560,977)		117,560,977
Cash		6,080,577
Deposit with broker for futures contracts		585,000
Receivables:
Investments sold		362,706
Dividends		7,184,172
Income from securities on loan	+	690,930
Total assets		8,219,393,876
Liabilities
Collateral held for securities on loan		117,560,977
Payables:
Investments bought		1,438,968
Management fees		293,513
Variation margin on futures contracts	+	29,798
Total liabilities		119,323,256
Net Assets
Total assets		8,219,393,876
Total liabilities	–	119,323,256
Net assets		$8,100,070,620
Net Assets by Source
Capital received from investors		7,808,448,316
Total distributable earnings[1]		291,622,304

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,100,070,620		117,050,000		$69.20

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $48,170)		$116,904,634
Securities on loan, net	+	4,626,855
Total investment income		121,531,489
Expenses
Management fees		3,557,923
Total expenses	–	3,557,923
Net investment income		117,973,566
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(120,802,002)
Net realized gains on in-kind redemptions		501,484,086
Net realized losses on futures contracts	+	(2,098,563)
Net realized gains		378,583,521
Net change in unrealized appreciation (depreciation) on investments		(1,409,685,845)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(53,097)
Net change in unrealized appreciation (depreciation)	+	(1,409,738,942)
Net realized and unrealized losses		(1,031,155,421)
Decrease in net assets resulting from operations		($913,181,855)

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$117,973,566	$97,958,435
Net realized gains		378,583,521	201,304,101
Net change in unrealized appreciation (depreciation)	+	(1,409,738,942)	1,205,726,156
Increase (decrease) in net assets resulting from operations		(913,181,855)	1,504,988,692
Distributions to Shareholders1
Total distributions		($113,198,860)	($84,332,535)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,350,000	$1,530,345,531	34,350,000	$2,409,489,819
Shares redeemed	+	(17,450,000)	(1,257,281,901)	(6,950,000)	(467,601,727)
Net transactions in fund shares		3,900,000	$273,063,630	27,400,000	$1,941,888,092
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		113,150,000	$8,853,387,705	85,750,000	$5,490,843,456
Total increase or decrease	+	3,900,000	(753,317,085)	27,400,000	3,362,544,249
End of period[2]		117,050,000	$8,100,070,620	113,150,000	$8,853,387,705
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $84,332,535 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $17,859,200 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$52.71	$45.83	$42.47	$36.52	$38.90
Income (loss) from investment operations:
Net investment income (loss)[1]	1.66	1.49	1.40	1.29	1.19
Net realized and unrealized gains (losses)	0.48	6.75	3.26	5.85	(2.46)
Total from investment operations	2.14	8.24	4.66	7.14	(1.27)
Less distributions:
Distributions from net investment income	(1.55)	(1.36)	(1.30)	(1.19)	(1.11)
Net asset value at end of period	$53.30	$52.71	$45.83	$42.47	$36.52
Total return	4.18%	18.21%	11.12%	19.89%	(3.47%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [2]	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.23%	2.99%	3.17%	3.27%	3.03%
Portfolio turnover rate[3]	24%	23%	15%	22%	19%
Net assets, end of period (x 1,000)	$9,820,959	$8,092,908	$6,040,705	$4,300,443	$2,497,808

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio (see financial note 4).
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Other Securities		0.2	25,530,138

Banks 2.7%
Fifth Third Bancorp	2,619,964	0.7	69,298,048
Huntington Bancshares, Inc.	3,564,187	0.5	47,225,478
KeyCorp	3,436,141	0.6	57,039,941
Other Securities		0.9	90,134,815
		2.7	263,698,282

Capital Goods 13.1%
3M Co.	1,960,656	3.2	317,077,288
Cummins, Inc.	492,887	0.7	73,573,243
Eaton Corp. plc	1,442,364	1.2	116,427,622
Emerson Electric Co.	2,092,809	1.3	124,710,488
Fastenal Co.	1,949,476	0.6	59,692,955
Illinois Tool Works, Inc.	1,027,900	1.6	154,041,094
Lockheed Martin Corp.	837,102	3.3	321,539,249
Rockwell Automation, Inc.	407,133	0.6	62,205,851
Other Securities		0.6	56,368,828
		13.1	1,285,636,618

Commercial & Professional Services 0.1%
Other Securities		0.1	6,398,627

Consumer Durables & Apparel 1.1%
Hasbro, Inc.	393,928	0.4	43,517,226
Other Securities		0.7	66,356,734
		1.1	109,873,960

Consumer Services 0.8%
Darden Restaurants, Inc.	420,719	0.5	50,898,585
Other Securities		0.3	27,812,532
		0.8	78,711,117

Diversified Financials 4.3%
Ameriprise Financial, Inc.	461,410	0.6	59,512,662
BlackRock, Inc.	414,298	1.8	175,065,763
T. Rowe Price Group, Inc.	804,401	0.9	88,982,839
Other Securities		1.0	99,003,761
		4.3	422,565,025

Security	Number of Shares	% of Net Assets	Value ($)
Energy 6.2%
Exxon Mobil Corp.	5,864,076	4.1	401,571,924
ONEOK, Inc.	1,401,497	1.0	99,898,706
Valero Energy Corp.	1,421,992	1.1	107,047,558
		6.2	608,518,188

Food, Beverage & Tobacco 14.7%
Altria Group, Inc.	6,382,586	2.8	279,174,312
General Mills, Inc.	2,031,934	1.1	109,318,049
Kellogg Co.	854,761	0.6	53,678,991
PepsiCo, Inc.	3,260,545	4.5	445,814,318
The Coca-Cola Co.	8,406,498	4.7	462,693,650
The Hershey Co.	473,405	0.8	75,025,224
Other Securities		0.2	17,999,540
		14.7	1,443,704,084

Health Care Equipment & Services 3.2%
Cardinal Health, Inc.	1,014,815	0.5	43,768,971
CVS Health Corp.	4,416,595	2.7	269,058,967
Other Securities		0.0	2,652,664
		3.2	315,480,602

Household & Personal Products 7.3%
Kimberly-Clark Corp.	1,172,788	1.7	165,492,115
The Clorox Co.	436,359	0.7	69,014,539
The Procter & Gamble Co.	3,958,067	4.8	475,878,395
Other Securities		0.1	7,629,208
		7.3	718,014,257

Insurance 2.4%
Fidelity National Financial, Inc.	937,733	0.4	41,203,988
Principal Financial Group, Inc.	881,140	0.5	46,894,271
Prudential Financial, Inc.	1,392,607	1.1	111,533,894
Other Securities		0.4	35,590,791
		2.4	235,222,944

Materials 1.8%
International Paper Co.	1,363,390	0.6	53,308,549
Other Securities		1.2	121,811,352
		1.8	175,119,901

Media & Entertainment 0.6%
Omnicom Group, Inc.	761,749	0.6	57,938,629

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of August 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Bristol-Myers Squibb Co.	5,559,294	2.7	267,235,263
Pfizer, Inc.	10,076,629	3.7	358,224,161
		6.4	625,459,424

Retailing 8.8%
Best Buy Co., Inc.	796,641	0.5	50,706,200
Genuine Parts Co.	497,314	0.5	44,902,481
Target Corp.	1,776,934	1.9	190,203,015
The Home Depot, Inc.	2,182,178	5.1	497,340,188
Other Securities		0.8	80,819,946
		8.8	863,971,830

Semiconductors & Semiconductor Equipment 13.2%
Intel Corp.	9,371,962	4.5	444,324,718
KLA Corp.	562,482	0.9	83,191,088
Maxim Integrated Products, Inc.	931,229	0.5	50,789,230
QUALCOMM, Inc.	4,121,202	3.3	320,505,880
Texas Instruments, Inc.	3,195,607	4.0	395,456,366
		13.2	1,294,267,282

Software & Services 5.1%
International Business Machines Corp.	3,030,062	4.2	410,664,303
Paychex, Inc.	1,088,143	0.9	88,901,283
		5.1	499,565,586

Technology Hardware & Equipment 0.0%
Other Securities		0.0	2,169,680

Telecommunication Services 4.5%
Verizon Communications, Inc.	7,567,918	4.5	440,150,111

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 3.2%
United Parcel Service, Inc., Class B	2,369,921	2.8	281,214,826
Other Securities		0.4	39,334,319
		3.2	320,549,145
Total Common Stock
(Cost $9,115,761,049)			9,792,545,430

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	5,078,698

Securities Lending Collateral 0.1%
Other Securities		0.1	12,662,275
Total Other Investment Companies
(Cost $17,740,973)			17,740,973

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	177	25,884,480	219,191
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,089,459.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,792,545,430	$—	$—	$9,792,545,430
Other Investment Companies[1]	17,740,973	—	—	17,740,973
Futures Contracts[2]	219,191	—	—	219,191
Total	$9,810,505,594	$—	$—	$9,810,505,594
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $9,120,839,747) including securities on loan of $12,089,459		$9,797,624,128
Collateral invested for securities on loan, at value (cost $12,662,275)		12,662,275
Deposit with broker for futures contracts		1,593,900
Receivables:
Dividends		33,375,931
Income from securities on loan	+	11,873
Total assets		9,845,268,107
Liabilities
Collateral held for securities on loan		12,662,275
Payables:
Investments bought		11,108,410
Management fees		521,805
Variation margin on futures contracts	+	16,120
Total liabilities		24,308,610
Net Assets
Total assets		9,845,268,107
Total liabilities	–	24,308,610
Net assets		$9,820,959,497
Net Assets by Source
Capital received from investors		9,320,172,835
Total distributable earnings[1]		500,786,662

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,820,959,497		184,250,000		$53.30

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2018 through August 31, 2019
Investment Income
Dividends		$288,257,870
Securities on loan, net	+	31,521
Total investment income		288,289,391
Expenses
Management fees		5,661,305
Total expenses	–	5,661,305
Net investment income		282,628,086
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(144,016,829)
Net realized gains on in-kind redemptions		403,313,183
Net realized gains on futures contracts	+	722,403
Net realized gains		260,018,757
Net change in unrealized appreciation (depreciation) on investments		(134,572,768)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(152,818)
Net change in unrealized appreciation (depreciation)	+	(134,725,586)
Net realized and unrealized gains		125,293,171
Increase in net assets resulting from operations		$407,921,257

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/18-8/31/19		9/1/17-8/31/18
Net investment income		$282,628,086	$214,128,766
Net realized gains		260,018,757	664,488,840
Net change in unrealized appreciation (depreciation)	+	(134,725,586)	248,013,420
Increase in net assets resulting from operations		407,921,257	1,126,631,026
Distributions to Shareholders1
Total distributions		($258,520,350)	($202,365,750)

Transactions in Fund Shares
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		67,000,000	$3,443,124,440	85,900,000	$4,318,218,272
Shares redeemed	+	(36,300,000)	(1,864,473,911)	(64,150,000)	(3,190,280,837)
Net transactions in fund shares		30,700,000	$1,578,650,529	21,750,000	$1,127,937,435
Shares Outstanding and Net Assets
		9/1/18-8/31/19		9/1/17-8/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		153,550,000	$8,092,908,061	131,800,000	$6,040,705,350
Total increase	+	30,700,000	1,728,051,436	21,750,000	2,052,202,711
End of period[2]		184,250,000	$9,820,959,497	153,550,000	$8,092,908,061
[1]	For the period ended August 31, 2018, the fund distributed to shareholders $202,365,750 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $42,044,359 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab U.S. Equity ETFs  |  Annual Report
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Schwab U.S. Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Emerging Markets Equity ETF
Schwab 1000 Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of August 31, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%*	0.04%*	0.06%*
* Prior to March 11, 2019, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF were 0.05%, 0.05% and 0.07%, respectively.

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2019, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.2%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.1%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.1%	0.0%*
Schwab Target 2020 Index Fund	0.2%	0.0%*
Schwab Target 2025 Index Fund	0.4%	0.1%
Schwab Target 2030 Index Fund	0.5%	0.1%
Schwab Target 2035 Index Fund	0.4%	0.1%
Schwab Target 2040 Index Fund	0.5%	0.1%
Schwab Target 2045 Index Fund	0.3%	0.1%
Schwab Target 2050 Index Fund	0.3%	0.1%
Schwab Target 2055 Index Fund	0.2%	0.1%
Schwab Target 2060 Index Fund	0.2%	0.1%
*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$247,631,760	($28,849,642)
Schwab 1000 Index ETF	5,486,623	(414,753)
Schwab U.S. Large-Cap ETF	352,457,265	(25,628,947)
Schwab U.S. Large-Cap Growth ETF	440,084,929	(26,358,963)
Schwab U.S. Large-Cap Value ETF	255,809,407	(5,201,603)
Schwab U.S. Mid-Cap ETF	302,813,600	(46,304,345)
Schwab U.S. Small-Cap ETF	425,913,874	(55,046,270)
Schwab U.S. Dividend Equity ETF	234,880,948	(9,858,920)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

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Financial Notes (continued)

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$24,063,492	172
Schwab 1000 Index ETF	1,134,367	8
Schwab U.S. Large-Cap ETF	26,193,905	187
Schwab U.S. Large-Cap Growth ETF	5,885,788	78
Schwab U.S. Large-Cap Value ETF	12,555,272	208
Schwab U.S. Mid-Cap ETF	7,670,014	41
Schwab U.S. Small-Cap ETF	14,056,162	184
Schwab U.S. Dividend Equity ETF	20,837,515	148

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Financial Notes (continued)

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$761,074,477	$570,350,331
Schwab 1000 Index ETF	52,438,910	33,501,945
Schwab U.S. Large-Cap ETF	841,894,154	669,378,565
Schwab U.S. Large-Cap Growth ETF	1,055,566,507	983,948,619
Schwab U.S. Large-Cap Value ETF	432,943,250	393,627,302
Schwab U.S. Mid-Cap ETF	1,155,463,824	1,043,898,293
Schwab U.S. Small-Cap ETF	1,197,647,144	870,923,529
Schwab U.S. Dividend Equity ETF	2,144,642,515	2,113,286,016

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$2,582,392,902	$1,094,882,853
Schwab 1000 Index ETF	382,045,449	76,542,390
Schwab U.S. Large-Cap ETF	3,491,328,222	886,009,507
Schwab U.S. Large-Cap Growth ETF	1,484,519,899	515,068,959
Schwab U.S. Large-Cap Value ETF	2,553,776,616	1,243,373,476
Schwab U.S. Mid-Cap ETF	2,088,690,191	953,743,768
Schwab U.S. Small-Cap ETF	1,461,075,976	1,180,663,465
Schwab U.S. Dividend Equity ETF	3,312,394,673	1,735,617,021
For the period ended August 31, 2019, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2019 are disclosed in the funds’ Statements of Operations, if any.

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Financial Notes (continued)

11. Federal Income Taxes
As of August 31, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$11,610,121,892	$776,602,976	$14,408,539,427	$6,007,093,780	$5,623,831,103
Gross unrealized appreciation	$3,953,737,918	$102,187,348	$4,093,783,597	$2,304,175,607	$708,100,601
Gross unrealized depreciation	(690,649,388)	(41,258,668)	(723,642,175)	(208,652,516)	(362,037,046)
Net unrealized appreciation (depreciation)	$3,263,088,530	$60,928,680	$3,370,141,422	$2,095,523,091	$346,063,555

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$5,684,980,035	$7,821,625,807	$9,152,325,765
Gross unrealized appreciation	$1,117,675,890	$1,537,184,503	$1,146,915,878
Gross unrealized depreciation	(521,464,640)	(1,154,285,874)	(488,736,049)
Net unrealized appreciation (depreciation)	$596,211,250	$382,898,629	$658,179,829
As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Undistributed ordinary income	$74,091,202	$4,140,128	$88,330,408	$14,941,868	$54,191,973	$18,528,610	$22,977,275	$66,132,364
Net unrealized appreciation (depreciation) on investments	3,263,088,530	60,928,680	3,370,141,422	2,095,523,091	346,063,555	596,211,250	382,898,629	658,179,829
Total	$3,337,179,732	$65,068,808	$3,458,471,830	$2,110,464,959	$400,255,528	$614,739,860	$405,875,904	$724,312,193
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts and non-taxable dividends. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
No expiration	$62,177,573	$2,502,538	$84,669,523	$85,616,664	$46,716,090	$202,458,368	$114,253,600	$223,525,531
Total	$62,177,573	$2,502,538	$84,669,523	$85,616,664	$46,716,090	$202,458,368	$114,253,600	$223,525,531

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Financial Notes (continued)

11. Federal Income Taxes (continued):
For the year ended August 31, 2019, the funds had no capital loss carryforwards utilized and capital losses expired as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Capital losses expired	$—	$—	$721,062	$631,601	$295,384	$218,695	$927,631	$—
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2019, the funds had no capital or late-year ordinary losses deferred.
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Current period distributions
Ordinary income	$265,289,790	$11,758,680	$302,865,295	$80,450,420	$153,831,815	$80,783,475	$113,198,860	$258,520,350
Long-term capital gains	—	—	—	—	—	—	—	—
Prior period distributions
Ordinary income	$199,698,380	$3,615,715	$208,413,000	$52,664,675	$104,891,835	$53,918,230	$84,332,535	$202,365,750
Long-term capital gains	—	—	—	—	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of August 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2019, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (eight of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF: statements of changes in net assets for each of the two years in the period ended August 31, 2019.
Schwab 1000 Index ETF: statements of changes in net assets for the period October 11, 2017 (commencement of operations) through August 31, 2018 and for the year ended August 31, 2019.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2019
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the period ended August 31, 2019 qualify for the corporate dividends received deduction:
Schwab U.S. Broad Market ETF	89.99%
Schwab 1000 Index ETF	91.76%
Schwab U.S. Large-Cap ETF	91.48%
Schwab U.S. Large-Cap Growth ETF	86.34%
Schwab U.S. Large-Cap Value ETF	94.11%
Schwab U.S. Mid-Cap ETF	70.08%
Schwab U.S. Small-Cap ETF	69.95%
Schwab U.S. Dividend Equity ETF	100.00%
For the period ended August 31, 2019, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2020 via IRS form 1099 of the amount for use in preparing their 2019 income tax return.
Schwab U.S. Broad Market ETF	$243,237,990
Schwab 1000 Index ETF	11,705,287
Schwab U.S. Large-Cap ETF	284,993,472
Schwab U.S. Large-Cap Growth ETF	73,911,841
Schwab U.S. Large-Cap Value ETF	147,156,788
Schwab U.S. Mid-Cap ETF	58,875,457
Schwab U.S. Small-Cap ETF	80,255,761
Schwab U.S. Dividend Equity ETF	258,520,350

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2019
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab U.S. Broad Market ETF
Commencement of trading
11/3/09 through 8/31/19	1,593	1	—	—	428	—	—	—
Schwab 1000 Index ETF
Commencement of trading
10/11/17 through 8/31/19	322	—	—	—	67	—	—	—
Schwab U.S. Large-Cap ETF
Commencement of trading
11/3/09 through 8/31/19	1,607	—	—	—	438	—	—	—
Schwab U.S. Large-Cap Growth ETF
Commencement of trading
12/11/09 through 8/31/19	1,383	—	1	—	521	—	—	—
Schwab U.S. Large-Cap Value ETF
Commencement of trading
12/11/09 through 8/31/19	1,536	—	—	—	409	—	—	—
Schwab U.S. Mid-Cap ETF
Commencement of trading
1/13/11 through 8/31/19	1,489	—	—	—	334	—	—	—
Schwab U.S. Small-Cap ETF
Commencement of trading
11/3/09 through 8/31/19	1,514	1	—	—	668	—	—	—
Schwab U.S. Dividend Equity ETF
Commencement of trading
10/20/11 through 8/31/19	984	—	—	—	438	—	—	—

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and the firm’s overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Funds, the Trustees considered the risk profile for each Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees noted that each Fund’s operating expense ratio was below the median operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the
Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab Funds complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that, in addition, CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when Fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 101 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	101	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	101	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	101	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	101	None

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Schwab U.S. Equity ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	101	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	101	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	101	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	101	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	101	Director (2012 – present), Eaton Corporation plc

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	101	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	101	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	101	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab U.S. Equity ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Annual Report

Notes

Notes

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR57932-09
00234522

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-two series. Eleven series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of February 28 and four series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-two operational series during 2019 and 2018, based on their respective 2019 and 2018 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018
$ 517,489	$504,395	$0	$0	$92,245	$91,339	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]

The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2019: $92,245	2018: $91,339

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, Nancy F. Heller, John F. Cogan and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF, Schwab 1000 Index ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 6.4%
Adelaide Brighton Ltd.	527,099	1,097,361
AGL Energy Ltd.	732,495	9,357,111
ALS Ltd.	513,593	2,654,075
Alumina Ltd.	2,816,402	4,117,685
Amcor plc	1,825,689	17,786,639
AMP Ltd.	3,354,495	3,830,854
Ansell Ltd.	148,038	2,717,932
APA Group	1,344,854	9,976,111
Aristocrat Leisure Ltd.	712,566	14,282,718
ASX Ltd.	222,240	12,923,559
Atlas Arteria Ltd.	799,685	4,579,696
Aurizon Holdings Ltd.	2,118,984	8,437,503
AusNet Services	2,257,581	2,737,881
Australia & New Zealand Banking Group Ltd.	3,183,024	57,345,601
Bank of Queensland Ltd.	455,658	2,815,186
Bendigo & Adelaide Bank Ltd.	573,138	4,317,176
BHP Group Ltd.	3,316,925	81,100,105
BlueScope Steel Ltd.	600,495	5,053,248
Boral Ltd.	1,271,549	3,641,001
Brambles Ltd.	1,780,438	13,555,143
Caltex Australia Ltd.	277,654	4,482,183
Challenger Ltd.	633,917	2,865,852
CIMIC Group Ltd.	107,122	2,237,377
Coca-Cola Amatil Ltd.	592,877	4,342,031
Cochlear Ltd.	62,943	9,244,911
Coles Group Ltd.	1,275,189	11,890,755
Commonwealth Bank of Australia	1,993,408	106,168,789
Computershare Ltd.	545,631	5,653,979
Crown Resorts Ltd.	418,230	3,384,208
CSL Ltd.	515,171	83,605,128
CSR Ltd.	515,625	1,354,869
Dexus	1,200,180	10,431,215
Domino's Pizza Enterprises Ltd.	70,671	2,036,476
Downer EDI Ltd.	680,859	3,536,799
Evolution Mining Ltd.	1,206,956	4,212,307
Flight Centre Travel Group Ltd.	60,560	1,897,715
Fortescue Metals Group Ltd.	1,804,144	9,724,337
Goodman Group	1,989,356	19,461,572
Harvey Norman Holdings Ltd. (a)	639,967	1,888,559
Iluka Resources Ltd.	456,464	2,198,930
Incitec Pivot Ltd.	1,895,548	4,099,573
Insurance Australia Group Ltd.	2,735,125	14,852,892
IOOF Holdings Ltd. (a)	393,276	1,343,396
James Hardie Industries plc	530,653	8,062,244
LendLease Group	649,689	7,467,639
Macquarie Group Ltd.	345,161	28,799,268
Magellan Financial Group Ltd.	146,084	4,994,039
Medibank Pvt Ltd.	3,140,873	7,702,834
Metcash Ltd.	1,151,490	2,249,868
Mirvac Group	4,372,786	9,398,265
National Australia Bank Ltd.	3,152,558	58,113,626
Newcrest Mining Ltd.	866,623	21,603,829
Northern Star Resources Ltd.	686,905	5,507,347
Oil Search Ltd.	1,540,436	6,891,449
Orica Ltd.	445,101	6,456,563
Security	Number of Shares	Value ($)
Origin Energy Ltd.	1,982,261	10,190,234
Orora Ltd.	1,520,714	2,858,581
OZ Minerals Ltd.	337,938	2,083,324
Perpetual Ltd.	48,403	1,159,340
Platinum Asset Management Ltd.	610,661	1,575,788
Qantas Airways Ltd.	685,001	2,819,884
QBE Insurance Group Ltd.	1,477,508	12,473,252
Qube Holdings Ltd.	1,449,616	3,135,139
Ramsay Health Care Ltd.	148,543	6,569,307
REA Group Ltd.	57,374	4,039,911
Rio Tinto Ltd.	414,776	24,474,699
Santos Ltd.	2,053,013	9,972,999
Scentre Group	5,691,219	15,491,214
SEEK Ltd.	432,175	5,919,647
Seven Group Holdings Ltd.	149,587	1,677,050
Shopping Centres Australasia Property Group	1,095,603	1,941,368
Sims Metal Management Ltd.	166,825	1,291,457
Sonic Healthcare Ltd.	545,184	10,817,507
South32 Ltd.	5,718,540	10,171,567
Stockland	2,651,964	8,076,159
Suncorp Group Ltd.	1,496,412	13,923,347
Sydney Airport	1,189,237	6,754,525
Tabcorp Holdings Ltd.	2,127,144	6,750,199
Telstra Corp., Ltd.	5,047,018	12,649,594
The GPT Group	2,089,642	8,996,458
The Star Entertainment Grp Ltd.	953,370	2,639,989
TPG Telecom Ltd.	408,523	1,833,114
Transurban Group	3,022,177	30,441,068
Treasury Wine Estates Ltd.	842,655	10,639,426
Vicinity Centres	3,601,426	6,284,534
Vocus Group Ltd. *	661,538	1,444,104
Washington H Soul Pattinson & Co., Ltd.	99,610	1,401,975
Wesfarmers Ltd.	1,263,987	33,298,001
Westpac Banking Corp.	3,881,836	73,806,224
Whitehaven Coal Ltd.	798,463	1,845,218
WiseTech Global Ltd.	86,427	2,150,441
Woodside Petroleum Ltd.	1,053,080	22,796,642
Woolworths Group Ltd.	1,412,057	35,933,375
WorleyParsons Ltd.	387,650	3,209,892
Xero Ltd. *	106,494	4,553,994
		1,158,577,956

Austria 0.2%
ANDRITZ AG	80,674	2,846,505
Erste Group Bank AG *	318,452	10,264,851
OMV AG	173,884	8,887,040
Raiffeisen Bank International AG	148,021	3,241,417
Telekom Austria AG *	177,044	1,358,939
Verbund AG	72,707	4,335,714
Vienna Insurance Group AG Wiener Versicherung Gruppe	40,743	1,005,048
voestalpine AG	131,364	3,030,723
		34,970,237

Belgium 0.9%
Ackermans & van Haaren N.V.	24,575	3,561,520
Ageas	210,062	11,265,809

1
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Anheuser-Busch InBev S.A.	866,107	82,217,591
Colruyt S.A.	55,281	2,835,098
Groupe Bruxelles Lambert S.A.	84,139	7,872,230
KBC Groep N.V.	305,796	17,726,933
Proximus SADP	159,521	4,723,834
Sofina S.A.	17,775	3,437,321
Solvay S.A.	76,581	7,735,190
Telenet Group Holding N.V.	55,171	2,754,725
UCB S.A.	137,560	10,292,092
Umicore S.A.	231,881	7,397,749
		161,820,092

Canada 8.0%
Agnico Eagle Mines Ltd.	265,795	16,650,192
Alimentation Couche-Tard, Inc., B Shares	482,350	30,419,123
Bank of Montreal	715,272	49,123,813
Barrick Gold Corp.	1,953,225	37,938,544
Bausch Health Cos., Inc. *	399,480	8,528,934
BCE, Inc.	339,151	16,079,555
Brookfield Asset Management, Inc., Class A	949,297	49,050,822
Canadian Imperial Bank of Commerce	500,519	38,845,970
Canadian National Railway Co.	813,602	75,065,928
Canadian Natural Resources Ltd.	1,324,436	31,705,531
Canadian Pacific Railway Ltd.	158,912	38,337,161
Canadian Tire Corp., Ltd., Class A	65,300	6,608,627
Canadian Utilities Ltd., Class A	130,502	3,776,190
Cenovus Energy, Inc.	1,165,259	10,189,878
CGI, Inc. *	272,938	21,448,063
Constellation Software, Inc.	22,458	21,915,648
Dollarama, Inc.	353,868	13,568,313
Enbridge, Inc.	2,222,316	74,473,007
Encana Corp.	2,316,563	10,285,763
Fairfax Financial Holdings Ltd.	31,039	13,857,531
Fortis, Inc.	473,287	19,579,008
Franco-Nevada Corp.	206,043	20,167,032
George Weston Ltd.	78,265	6,371,106
Great-West Lifeco, Inc.	297,374	6,351,200
Husky Energy, Inc.	332,883	2,227,069
Hydro One Ltd.	363,094	6,743,799
IGM Financial, Inc.	90,402	2,446,460
Imperial Oil Ltd.	276,936	6,808,774
Intact Financial Corp.	155,330	15,210,370
Inter Pipeline Ltd.	476,362	8,704,146
Loblaw Cos. Ltd.	212,743	11,666,603
Magna International, Inc.	346,054	17,359,994
Manulife Financial Corp.	2,228,846	37,052,384
Metro, Inc.	267,073	11,353,818
National Bank of Canada	393,421	18,510,446
Nutrien Ltd.	662,382	33,423,174
Pembina Pipeline Corp.	555,578	20,378,440
Power Corp. of Canada	402,954	8,512,130
Power Financial Corp.	254,981	5,447,705
Restaurant Brands International, Inc.	268,335	21,084,330
RioCan Real Estate Investment Trust	348,028	6,935,416
Rogers Communications, Inc., B Shares	413,907	20,530,261
Royal Bank of Canada	1,638,833	122,813,810
Saputo, Inc.	244,789	7,372,408
Shaw Communications, Inc., B Shares	523,304	9,963,570
Shopify, Inc., Class A *	112,103	43,263,592
SNC-Lavalin Group, Inc.	201,839	2,492,608
Sun Life Financial, Inc.	676,889	27,797,887
Suncor Energy, Inc.	1,763,296	51,672,747
TC Energy Corp.	1,038,086	53,294,873
Teck Resources Ltd., Class B	593,270	10,121,486
TELUS Corp.	210,839	7,652,593
Security	Number of Shares	Value ($)
The Bank of Nova Scotia	1,383,170	73,696,896
The Toronto-Dominion Bank	2,072,619	112,615,211
Thomson Reuters Corp.	220,070	15,152,171
Waste Connections, Inc.	297,108	27,345,205
Wheaton Precious Metals Corp.	503,478	14,837,597
		1,454,824,912

Denmark 1.5%
Ambu A/S, Class B (a)	186,455	3,194,514
AP Moller - Maersk A/S, A Shares	4,974	4,962,539
AP Moller - Maersk A/S, B Shares	7,667	8,173,634
Carlsberg A/S, B Shares	118,729	17,562,268
Chr Hansen Holding A/S	117,769	9,914,680
Coloplast A/S, B Shares	148,486	17,720,245
Danske Bank A/S	743,510	9,795,453
Demant A/S *	114,619	3,478,895
DSV A/S	232,700	23,109,840
Genmab A/S *	62,549	12,790,460
GN Store Nord A/S	141,063	5,917,037
H. Lundbeck A/S	86,400	3,151,981
ISS A/S	208,213	5,294,046
Jyske Bank A/S *	78,130	2,195,985
Novo Nordisk A/S, B Shares	1,861,306	96,850,811
Novozymes A/S, B Shares	232,133	9,918,778
Orsted A/S	166,319	15,913,131
Pandora A/S	98,644	4,210,575
Rockwool International A/S, B Shares	6,425	1,255,468
The Drilling Co. of 1972 A/S *	24,820	1,367,362
Tryg A/S	135,868	4,069,659
Vestas Wind Systems A/S	225,990	16,639,000
		277,486,361

Finland 1.0%
Elisa Oyj	159,678	8,046,686
Fortum Oyj	496,561	10,942,225
Huhtamaki Oyj	101,959	3,943,356
Kesko Oyj, B Shares	78,003	4,918,680
Kone Oyj, B Shares	434,647	25,177,254
Metso Oyj	115,577	4,337,674
Neste Oyj	473,678	14,939,710
Nokia Oyj	6,357,689	31,502,823
Nokian Renkaat Oyj *	149,656	4,103,736
Nordea Bank Abp	3,643,479	22,762,239
Orion Oyj, Class B	115,823	4,307,366
Sampo Oyj, A Shares	553,885	22,044,167
Stora Enso Oyj, R Shares	670,559	7,510,068
UPM-Kymmene Oyj	591,861	15,981,816
Wartsila Oyj Abp	512,882	6,300,470
		186,818,270

France 9.3%
Accor S.A.	225,673	9,756,989
Aeroports de Paris	30,688	5,309,220
Air France-KLM *	238,628	2,692,274
Air Liquide S.A.	474,536	66,185,110
Airbus SE	618,214	85,332,498
ALD S.A.	89,625	1,344,288
Alstom S.A.	178,593	7,644,778
Amundi S.A.	68,574	4,391,320
Arkema S.A.	84,460	7,418,603
Atos SE	107,088	8,123,064
AXA S.A.	2,193,679	50,417,518
BioMerieux	44,674	3,638,136
BNP Paribas S.A.	1,220,438	55,151,343
Bollore S.A.	1,073,435	4,565,349

2
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Bouygues S.A.	249,747	9,502,421
Bureau Veritas S.A.	309,322	7,412,345
Capgemini SE	172,894	20,782,108
Carrefour S.A.	627,083	10,703,915
Casino Guichard Perrachon S.A. (a)	65,758	2,773,533
Cie de Saint-Gobain	556,106	20,099,354
Cie Generale des Etablissements Michelin S.C.A.	197,786	20,822,812
Cie Plastic Omnium S.A.	77,383	1,878,205
CNP Assurances	181,299	3,298,309
Covivio	51,267	5,465,114
Credit Agricole S.A.	1,313,935	15,034,028
Danone S.A.	669,190	60,031,581
Dassault Aviation S.A.	2,723	3,880,323
Dassault Systemes SE	146,471	20,670,748
Edenred	269,005	13,123,510
Eiffage S.A.	86,687	8,996,533
Electricite de France S.A.	549,475	6,695,535
Elis S.A.	220,852	3,935,191
Engie S.A.	1,855,706	28,252,719
EssilorLuxottica S.A.	331,945	49,075,684
Eurazeo SE	56,883	3,767,941
Eurofins Scientific SE	12,652	5,801,708
Eutelsat Communications S.A.	227,644	3,965,963
Faurecia SE	82,737	3,621,786
Gecina S.A.	58,672	9,317,128
Getlink SE	514,653	7,254,549
Hermes International	34,657	23,701,100
ICADE	35,913	3,181,732
Iliad S.A.	27,517	2,886,067
Imerys S.A.	41,195	1,683,078
Ingenico Group S.A.	69,162	6,870,052
Ipsen S.A.	38,215	4,023,256
JCDecaux S.A.	84,041	2,250,820
Kering S.A.	83,237	40,369,155
Klepierre S.A.	223,194	6,823,197
L'Oreal S.A.	270,229	73,980,798
Lagardere S.C.A.	142,959	3,049,489
Legrand S.A.	303,397	21,456,927
LVMH Moet Hennessy Louis Vuitton SE	280,766	112,051,748
Natixis S.A.	915,307	3,550,112
Orange S.A.	2,159,385	32,816,714
Orpea	49,549	6,264,158
Pernod-Ricard S.A.	236,975	45,330,268
Peugeot S.A.	607,549	13,602,058
Publicis Groupe S.A.	234,429	11,261,155
Remy Cointreau S.A.	28,903	4,373,364
Renault S.A.	206,450	11,858,736
Rexel S.A.	402,109	4,273,238
Rubis S.C.A.	97,757	5,662,648
Safran S.A.	369,481	53,770,641
Sanofi	1,219,089	104,877,803
Sartorius Stedim Biotech	28,003	4,342,033
Schneider Electric SE	587,973	49,314,002
SCOR SE	168,904	6,750,141
SEB S.A.	30,189	4,704,258
SES S.A.	386,282	6,234,135
Societe BIC S.A.	30,429	1,946,927
Societe Generale S.A.	822,825	20,890,967
Sodexo S.A.	95,939	10,892,806
STMicroelectronics N.V.	703,828	12,498,336
Suez	412,625	6,418,446
TechnipFMC plc	518,600	12,872,780
Teleperformance	64,244	14,050,693
Thales S.A.	118,029	13,667,338
Total S.A.	2,710,428	135,482,746
Ubisoft Entertainment S.A. *	94,978	7,673,054
Valeo S.A.	273,207	7,473,591
Security	Number of Shares	Value ($)
Veolia Environnement S.A.	555,762	13,311,716
Vinci S.A.	521,246	57,115,206
Vivendi S.A.	1,097,414	30,732,847
Wendel S.A.	34,053	4,781,361
Worldline S.A. *	96,439	6,669,577
		1,685,924,807

Germany 7.0%
1&1 Drillisch AG	45,557	1,252,234
adidas AG	219,479	65,186,828
Allianz SE	472,934	104,424,126
Aroundtown S.A.	808,260	6,734,469
Axel Springer SE *	49,986	3,440,443
BASF SE	1,028,232	68,144,252
Bayer AG	1,050,852	77,929,269
Bayerische Motoren Werke AG	353,914	23,700,564
Beiersdorf AG	113,136	14,265,672
Brenntag AG	179,146	8,646,981
Carl Zeiss Meditec AG	38,856	4,488,689
Commerzbank AG	1,208,959	6,868,518
Continental AG	124,222	15,015,111
Covestro AG	196,696	8,922,227
Daimler AG	970,149	45,625,023
Delivery Hero SE *	126,757	6,415,609
Deutsche Bank AG	2,283,604	16,527,390
Deutsche Boerse AG	207,631	30,582,425
Deutsche Lufthansa AG	264,825	4,077,107
Deutsche Post AG	1,102,497	36,302,333
Deutsche Telekom AG	3,617,574	60,458,960
Deutsche Wohnen SE	400,226	14,218,559
DWS Group GmbH & Co. KGaA	39,991	1,157,153
E.ON SE	2,450,221	22,814,177
Evonik Industries AG	188,408	4,809,486
Fielmann AG	27,655	1,971,966
Fraport AG Frankfurt Airport Services Worldwide	42,913	3,590,658
Fresenius Medical Care AG & Co. KGaA	238,713	16,088,421
Fresenius SE & Co. KGaA	457,560	22,251,692
FUCHS PETROLUB SE	35,560	1,223,764
GEA Group AG	190,411	5,143,699
GRENKE AG	31,500	2,556,607
Hannover Rueck SE	67,422	10,751,180
Hapag-Lloyd AG	30,361	2,119,782
HeidelbergCement AG	166,039	11,526,893
Hella GmbH & Co. KGaA	66,358	2,768,147
Henkel AG & Co. KGaA	113,171	10,475,115
HOCHTIEF AG	20,860	2,273,087
HUGO BOSS AG	71,422	3,986,158
Infineon Technologies AG	1,421,839	24,658,222
Innogy SE	136,934	6,829,667
K+S AG	213,916	3,384,035
KION Group AG	77,430	3,751,018
Knorr-Bremse AG	56,797	5,315,929
LANXESS AG	106,597	6,421,230
LEG Immobilien AG	71,654	8,427,478
Merck KGaA	145,083	15,539,489
METRO AG	200,819	3,113,819
MTU Aero Engines AG	57,715	15,781,612
Muenchener Rueckversicherungs-Gesellschaft AG	157,297	37,745,363
OSRAM Licht AG	93,811	3,770,792
ProSiebenSat.1 Media SE	262,837	3,466,155
Puma SE	88,978	6,766,004
QIAGEN N.V. *	243,781	8,486,142
Rational AG	4,051	2,828,378
Rheinmetall AG	48,991	5,788,979
Rocket Internet SE *	79,818	2,227,375

3
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
RTL Group S.A.	48,838	2,279,317
RWE AG	646,215	18,438,703
SAP SE	1,096,823	131,175,373
Scout24 AG	117,971	6,989,458
Siemens AG	849,294	85,064,175
Siemens Healthineers AG	149,539	5,880,717
Suedzucker AG	112,886	1,864,736
Symrise AG	142,015	13,280,980
Talanx AG *	41,989	1,742,338
Telefonica Deutschland Holding AG	824,650	2,103,266
ThyssenKrupp AG	525,106	6,427,504
Uniper SE	238,477	7,240,511
United Internet AG	130,656	4,287,771
Volkswagen AG	35,541	5,810,263
Vonovia SE	588,082	29,337,427
Wacker Chemie AG	14,767	1,151,686
Wirecard AG	127,811	20,423,096
Zalando SE *	146,687	7,269,258
		1,263,803,040

Hong Kong 3.3%
AAC Technologies Holdings, Inc.	925,591	4,004,612
AIA Group Ltd.	13,628,774	132,628,921
ASM Pacific Technology Ltd.	341,707	3,918,443
BOC Aviation Ltd.	253,845	2,206,263
BOC Hong Kong Holdings Ltd.	4,090,604	13,808,761
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Cafe de Coral Holdings Ltd.	420,743	1,342,451
Cathay Pacific Airways Ltd. (a)	849,960	1,108,641
Champion REIT	2,083,470	1,403,986
China Mengniu Dairy Co., Ltd. *	3,145,817	12,486,348
Chow Tai Fook Jewellery Group Ltd.	1,114,903	946,238
CK Asset Holdings Ltd.	3,081,140	20,939,805
CK Hutchison Holdings Ltd.	3,030,095	26,413,050
CK Infrastructure Holdings Ltd.	707,204	4,770,142
CLP Holdings Ltd.	1,896,335	19,543,358
Dairy Farm International Holdings Ltd.	354,311	2,536,867
First Pacific Co., Ltd.	2,704,115	1,107,827
Galaxy Entertainment Group Ltd.	2,410,972	15,139,058
Great Eagle Holdings Ltd.	380,451	1,408,116
Hang Lung Group Ltd.	1,101,715	2,739,049
Hang Lung Properties Ltd.	2,422,919	5,479,541
Hang Seng Bank Ltd.	832,304	17,378,284
Henderson Land Development Co., Ltd.	1,539,594	7,172,006
Hong Kong & China Gas Co., Ltd.	11,197,631	21,636,830
Hong Kong Exchanges & Clearing Ltd.	1,419,164	43,469,578
Hongkong Land Holdings Ltd.	1,303,217	7,115,565
Hysan Development Co., Ltd.	734,100	2,974,682
Jardine Matheson Holdings Ltd.	237,748	12,926,359
Jardine Strategic Holdings Ltd.	209,013	6,604,811
Kerry Logistics Network Ltd.	692,155	1,072,417
Kerry Properties Ltd.	801,188	2,704,592
Lenovo Group Ltd.	8,847,232	5,826,379
Li & Fung Ltd.	7,519,143	854,083
Link REIT	2,415,012	27,123,365
Melco International Development Ltd.	930,282	2,077,755
MGM China Holdings Ltd.	936,523	1,403,228
Minth Group Ltd.	761,043	2,306,824
MMG Ltd. *	2,861,412	591,612
MTR Corp. Ltd.	1,674,968	9,705,188
NagaCorp Ltd.	1,980,224	2,780,024
New World Development Co., Ltd.	6,558,855	8,186,693
Nexteer Automotive Group Ltd.	945,484	734,874
NWS Holdings Ltd.	1,660,566	2,861,090
PCCW Ltd.	5,117,335	2,775,712
Power Assets Holdings Ltd.	1,577,594	10,510,112
PRADA S.p.A.	577,326	1,621,009
Security	Number of Shares	Value ($)
Samsonite International S.A.	1,416,186	2,678,614
Sands China Ltd.	2,722,234	12,368,500
Semiconductor Manufacturing International Corp. *	3,487,859	3,837,141
Shangri-La Asia Ltd.	1,439,919	1,505,094
Shui On Land Ltd.	2,992,895	622,617
Shun Tak Holdings Ltd.	2,414,000	862,654
Sino Land Co., Ltd.	3,615,441	5,167,981
SJM Holdings Ltd.	2,246,640	2,124,679
Sun Art Retail Group Ltd.	2,615,248	2,546,707
Sun Hung Kai Properties Ltd.	1,608,620	22,809,151
Swire Pacific Ltd., Class A	619,261	6,065,879
Swire Pacific Ltd., Class B	824,347	1,262,504
Swire Properties Ltd.	1,217,233	4,000,300
Techtronic Industries Co., Ltd.	1,397,277	9,665,479
The Bank of East Asia Ltd.	1,450,798	3,669,883
The Wharf Holdings Ltd.	1,460,599	3,198,821
Tingyi Cayman Islands Holding Corp.	2,132,333	2,939,141
Uni-President China Holdings Ltd.	1,311,742	1,458,170
United Energy Group Ltd. *	9,936,372	1,762,724
Vitasoy International Holdings Ltd.	954,640	4,447,071
VTech Holdings Ltd.	190,513	1,507,502
Want Want China Holdings Ltd.	6,535,168	5,096,119
WH Group Ltd.	9,425,360	7,590,474
Wharf Real Estate Investment Co., Ltd.	1,381,191	7,482,953
Wheelock & Co., Ltd.	942,914	5,481,533
Wynn Macau Ltd.	1,619,769	3,241,461
Xinyi Glass Holdings Ltd.	2,958,990	2,945,640
Xinyi Solar Holdings Ltd.	3,659,299	2,311,770
Yue Yuen Industrial Holdings Ltd.	842,075	2,154,799
		607,149,910

Ireland 0.2%
AIB Group plc	851,084	2,157,564
Bank of Ireland Group plc	1,025,680	3,910,433
Glanbia plc	230,450	2,531,486
Kerry Group plc, A Shares	162,021	19,323,496
Kingspan Group plc	165,944	7,591,262
		35,514,241

Israel 0.4%
Airport City Ltd. *	77,386	1,482,076
Alony Hetz Properties & Investments Ltd.	117,048	1,683,741
Amot Investments Ltd.	141,401	994,803
Azrieli Group Ltd.	40,333	3,008,911
Bank Hapoalim B.M. *	1,270,327	9,318,550
Bank Leumi Le-Israel	1,681,553	11,468,327
Bezeq The Israeli Telecommunication Corp., Ltd.	2,602,790	1,636,534
Delek Group Ltd.	6,911	970,858
Elbit Systems Ltd.	25,238	3,897,835
First International Bank of Israel Ltd. *	58,871	1,525,652
Gazit-Globe Ltd.	107,538	1,062,664
Harel Insurance Investments & Financial Services Ltd.	163,331	1,271,676
Israel Chemicals Ltd.	779,879	3,520,858
Israel Discount Bank Ltd., A Shares	1,314,939	5,478,368
Melisron Ltd.	18,471	1,144,122
Mizrahi Tefahot Bank Ltd.	173,023	3,984,074
Nice Ltd. *	70,887	10,851,639
Oil Refineries Ltd. *	1,825,771	905,452
Paz Oil Co., Ltd.	10,610	1,409,358
Phoenix Holdings Ltd.	152,201	922,927
Shufersal Ltd.	139,364	943,369
Strauss Group Ltd.	43,029	1,275,971
Teva Pharmaceutical Industries Ltd. *	1,089,423	7,775,532

4
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
The Israel Corp., Ltd. *	3,246	627,182
Tower Semiconductor Ltd. *	108,902	2,065,614
		79,226,093

Italy 2.1%
A2A S.p.A.	1,755,131	3,090,608
Assicurazioni Generali S.p.A.	1,421,570	25,783,851
Atlantia S.p.A.	592,280	14,460,346
Banca Mediolanum S.p.A.	356,668	2,584,497
Banco BPM S.p.A. *	1,703,356	3,431,814
Buzzi Unicem S.p.A.	108,675	2,284,061
CNH Industrial N.V.	1,127,838	11,612,996
Davide Campari-Milano S.p.A.	605,543	5,684,932
DiaSorin S.p.A.	25,348	3,006,390
Enel S.p.A.	8,815,409	64,014,350
Eni S.p.A.	2,793,809	42,089,013
EXOR N.V.	116,714	7,904,675
Ferrari N.V.	139,831	22,051,209
Fiat Chrysler Automobiles N.V.	1,258,734	16,409,609
FinecoBank Banca Fineco S.p.A.	742,649	7,669,724
Hera S.p.A.	875,817	3,499,182
Intesa Sanpaolo S.p.A.	16,957,615	37,222,161
Italgas S.p.A.	531,580	3,453,875
Leonardo S.p.A.	470,070	5,761,607
Mediaset S.p.A. *	380,625	1,169,466
Mediobanca Banca di Credito Finanziario S.p.A.	834,281	8,277,955
Moncler S.p.A.	204,826	7,689,499
Pirelli & C S.p.A.	489,373	2,546,407
Poste Italiane S.p.A.	514,993	5,542,054
Prysmian S.p.A.	294,449	6,454,435
Recordati S.p.A.	107,599	4,723,147
Saipem S.p.A. *	638,977	3,042,684
Salvatore Ferragamo Italia S.p.A.	76,862	1,470,271
Snam S.p.A.	2,591,106	13,123,042
Telecom Italia S.p.A. *	11,695,303	6,238,807
Tenaris S.A.	503,236	5,494,226
Terna Rete Elettrica Nazionale S.p.A.	1,611,170	10,131,259
UniCredit S.p.A.	2,520,378	27,922,197
Unione di Banche Italiane S.p.A.	1,109,417	2,834,450
UnipolSai Assicurazioni S.p.A.	699,531	1,774,906
		390,449,705

Japan 22.3%
ABC-Mart, Inc.	28,443	1,819,473
Acom Co., Ltd.	484,944	1,713,260
Advantest Corp.	235,804	9,696,966
Aeon Co., Ltd.	801,541	14,226,796
AEON Financial Service Co., Ltd.	122,899	1,801,600
Aeon Mall Co., Ltd.	127,561	2,008,144
AGC, Inc.	204,859	5,915,425
Aica Kogyo Co., Ltd.	59,237	1,693,761
Ain Holdings, Inc.	27,652	1,495,336
Air Water, Inc.	172,782	2,938,165
Aisin Seiki Co., Ltd.	191,160	5,672,938
Ajinomoto Co., Inc.	538,925	9,834,639
Alfresa Holdings Corp.	191,644	4,342,209
Alps Alpine Co., Ltd.	216,618	3,785,637
Amada Holdings Co., Ltd.	384,678	4,011,857
ANA Holdings, Inc.	120,054	4,107,929
Aoyama Trading Co., Ltd.	61,374	1,087,033
Aozora Bank Ltd.	131,374	3,038,515
Ariake Japan Co., Ltd.	22,113	1,677,042
Asahi Group Holdings Ltd.	435,921	20,353,521
Asahi Intecc Co., Ltd.	202,734	4,534,274
Asahi Kasei Corp.	1,439,230	13,033,001
Security	Number of Shares	Value ($)
Asics Corp.	212,350	2,744,776
Astellas Pharma, Inc.	2,130,731	29,548,599
Autobacs Seven Co., Ltd.	79,695	1,336,446
Azbil Corp.	166,464	4,250,011
Bandai Namco Holdings, Inc.	225,747	13,292,371
Benefit One, Inc.	65,418	1,058,201
Benesse Holdings, Inc.	74,210	1,900,257
Bic Camera, Inc.	169,477	1,681,278
Bridgestone Corp.	677,040	25,851,836
Brother Industries Ltd.	262,769	4,555,042
Calbee, Inc.	82,566	2,520,268
Canon Marketing Japan, Inc.	96,978	1,977,110
Canon, Inc.	1,160,116	30,176,459
Capcom Co., Ltd.	97,911	2,552,355
Casio Computer Co., Ltd.	239,160	3,341,413
Central Japan Railway Co.	207,269	41,035,923
Chubu Electric Power Co., Inc.	780,547	11,519,402
Chugai Pharmaceutical Co., Ltd.	248,010	17,757,558
Citizen Watch Co., Ltd.	303,743	1,385,007
Coca-Cola Bottlers Japan Holdings, Inc.	160,855	3,500,636
COMSYS Holdings Corp.	129,742	3,673,039
Concordia Financial Group Ltd.	1,296,976	4,459,901
Cosmo Energy Holdings Co., Ltd.	65,542	1,188,641
Cosmos Pharmaceutical Corp.	8,749	1,786,974
Credit Saison Co., Ltd.	180,366	2,008,504
CyberAgent, Inc.	107,990	4,873,259
Dai Nippon Printing Co., Ltd.	329,712	7,141,249
Dai-ichi Life Holdings, Inc.	1,244,372	16,975,370
Daicel Corp.	312,230	2,415,006
Daido Steel Co., Ltd.	42,874	1,609,618
Daifuku Co., Ltd.	112,443	5,317,856
Daiichi Sankyo Co., Ltd.	720,131	47,612,976
Daiichikosho Co., Ltd.	51,668	2,331,619
Daikin Industries Ltd.	297,059	36,815,782
Daishi Hokuetsu Financial Group, Inc.	45,755	1,084,550
Daito Trust Construction Co., Ltd.	74,715	9,629,292
Daiwa House Industry Co., Ltd.	725,831	22,784,577
Daiwa Securities Group, Inc.	1,744,000	7,521,816
DeNA Co., Ltd.	131,807	2,785,276
Denka Co., Ltd.	106,726	2,786,167
Denso Corp.	530,388	22,275,846
Dentsu, Inc.	254,818	8,714,394
DIC Corp.	87,149	2,305,473
Disco Corp.	30,784	5,597,355
DMG Mori Co., Ltd.	112,979	1,533,777
Dowa Holdings Co., Ltd.	53,211	1,704,436
East Japan Railway Co.	406,413	38,728,791
Ebara Corp.	107,107	2,545,866
Eisai Co., Ltd.	300,941	15,395,069
Electric Power Development Co., Ltd.	192,096	4,455,607
Ezaki Glico Co., Ltd.	61,886	2,687,781
FamilyMart UNY Holdings Co., Ltd.	276,313	6,377,755
Fancl Corp.	75,444	1,833,770
FANUC Corp.	218,566	38,001,183
Fast Retailing Co., Ltd.	57,649	33,803,512
FP Corp.	25,096	1,652,655
Fuji Electric Co., Ltd.	135,546	3,869,277
Fuji Oil Holdings, Inc.	52,224	1,454,862
Fuji Seal International, Inc.	40,163	1,092,758
FUJIFILM Holdings Corp.	400,208	17,151,502
Fujikura Ltd.	351,977	1,120,809
Fujitsu General Ltd.	66,081	1,064,567
Fujitsu Ltd.	223,209	17,249,832
Fukuoka Financial Group, Inc.	182,543	3,143,705
Fukuyama Transporting Co., Ltd.	43,209	1,498,037
Furukawa Electric Co., Ltd.	71,593	1,568,173
Fuyo General Lease Co., Ltd.	22,109	1,270,572
Glory Ltd.	63,856	1,755,446

5
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
GMO internet, Inc.	62,840	1,104,118
GMO Payment Gateway, Inc.	47,982	3,720,306
Goldwin, Inc.	23,372	3,230,178
GS Yuasa Corp.	86,444	1,449,624
GungHo Online Entertainment, Inc.	34,710	789,391
H2O Retailing Corp.	88,535	930,016
Hakuhodo DY Holdings, Inc.	284,392	4,203,788
Hamamatsu Photonics K.K.	148,419	5,131,638
Hankyu Hanshin Holdings, Inc.	258,440	9,800,000
Haseko Corp.	314,191	3,377,379
Heiwa Corp.	57,593	1,161,681
Hikari Tsushin, Inc.	25,850	6,064,016
Hino Motors Ltd.	294,765	2,321,575
Hirose Electric Co., Ltd.	37,647	4,280,930
Hisamitsu Pharmaceutical Co., Inc.	76,687	3,106,638
Hitachi Capital Corp.	56,915	1,136,745
Hitachi Chemical Co., Ltd.	104,291	3,262,011
Hitachi Construction Machinery Co., Ltd.	125,046	2,674,214
Hitachi High-Technologies Corp.	67,548	3,652,791
Hitachi Ltd.	1,039,613	35,543,413
Hitachi Metals Ltd.	207,639	2,237,873
Hitachi Transport System Ltd.	49,850	1,563,903
Hokkaido Electric Power Co., Inc.	201,230	1,021,838
Hokuhoku Financial Group, Inc.	158,675	1,464,991
Hokuriku Electric Power Co. *	174,748	1,099,738
Honda Motor Co., Ltd.	1,954,297	46,461,618
Horiba Ltd.	39,236	2,018,263
Hoshizaki Corp.	60,901	4,383,472
House Foods Group, Inc.	81,534	3,110,959
Hoya Corp.	415,822	33,882,373
Hulic Co., Ltd.	418,885	4,001,596
Ibiden Co., Ltd.	116,658	2,267,327
Ichigo, Inc.	266,100	1,072,974
Idemitsu Kosan Co., Ltd.	272,425	7,327,461
IHI Corp.	145,984	2,845,550
Iida Group Holdings Co., Ltd.	153,811	2,396,753
Inpex Corp.	1,045,452	9,051,490
Isetan Mitsukoshi Holdings Ltd.	419,237	3,179,479
Isuzu Motors Ltd.	577,828	6,222,219
Ito En Ltd.	61,734	2,823,671
ITOCHU Corp.	1,554,374	31,023,047
Itochu Techno-Solutions Corp.	114,492	3,158,251
Itoham Yonekyu Holdings, Inc.	163,017	1,010,553
Izumi Co., Ltd.	45,913	1,749,664
J Front Retailing Co., Ltd.	280,397	3,175,253
Japan Airlines Co., Ltd.	132,382	4,139,393
Japan Airport Terminal Co., Ltd.	48,440	1,932,671
Japan Exchange Group, Inc.	606,391	9,609,022
Japan Petroleum Exploration Co., Ltd.	40,726	995,657
Japan Post Bank Co., Ltd.	436,756	3,983,040
Japan Post Holdings Co., Ltd.	1,464,007	13,323,574
Japan Post Insurance Co., Ltd.	214,046	3,077,245
Japan Tobacco, Inc.	1,338,516	28,379,389
JFE Holdings, Inc.	565,650	6,626,650
JGC Corp.	248,150	2,887,232
JSR Corp.	200,938	3,290,124
JTEKT Corp.	253,945	2,756,085
JXTG Holdings, Inc.	3,444,671	14,249,894
K's Holdings Corp.	211,019	2,264,361
Kagome Co., Ltd.	87,230	2,204,069
Kajima Corp.	506,250	6,166,859
Kakaku.com, Inc.	143,019	3,585,412
Kaken Pharmaceutical Co., Ltd.	37,846	1,814,840
Kamigumi Co., Ltd.	121,902	2,858,487
Kandenko Co., Ltd.	123,715	1,061,796
Kaneka Corp.	60,999	1,830,344
Kansai Mirai Financial Group, Inc.	215,049	1,399,961
Kansai Paint Co., Ltd.	226,050	4,708,621
Security	Number of Shares	Value ($)
Kao Corp.	533,538	38,573,372
Kawasaki Heavy Industries Ltd.	173,880	3,412,238
Kawasaki Kisen Kaisha Ltd. *(a)	94,981	956,566
KDDI Corp.	1,979,914	52,881,023
Keihan Holdings Co., Ltd.	108,855	4,563,613
Keikyu Corp.	290,156	5,325,017
Keio Corp.	126,803	7,932,281
Keisei Electric Railway Co., Ltd.	150,826	5,939,542
Kewpie Corp.	131,482	3,078,174
Keyence Corp.	101,041	59,875,443
Kikkoman Corp.	206,896	9,317,093
Kinden Corp.	149,825	2,194,902
Kintetsu Group Holdings Co., Ltd.	201,279	10,031,239
Kirin Holdings Co., Ltd.	919,764	18,183,850
Kobayashi Pharmaceutical Co., Ltd.	68,665	5,149,309
Kobe Steel Ltd.	351,444	1,834,283
Koei Tecmo Holdings Co., Ltd.	72,230	1,508,634
Koito Manufacturing Co., Ltd.	129,969	6,109,994
Kokuyo Co., Ltd.	102,102	1,363,989
Komatsu Ltd.	1,025,220	21,799,628
Konami Holdings Corp.	103,555	4,697,511
Konica Minolta, Inc.	567,406	4,041,254
Kose Corp.	34,260	5,890,480
Kubota Corp.	1,244,654	17,882,117
Kuraray Co., Ltd.	385,769	4,404,843
Kurita Water Industries Ltd.	121,791	3,170,272
Kusuri no Aoki Holdings Co., Ltd.	15,003	1,153,370
Kyocera Corp.	348,011	20,704,597
Kyoritsu Maintenance Co., Ltd.	28,662	1,134,113
Kyowa Exeo Corp.	108,742	2,622,634
Kyowa Kirin Co., Ltd.	289,919	5,312,473
Kyudenko Corp.	44,344	1,376,546
Kyushu Electric Power Co., Inc.	513,815	5,077,883
Kyushu Financial Group, Inc.	429,691	1,675,935
Kyushu Railway Co.	176,610	5,299,382
Lawson, Inc.	54,156	2,688,795
LINE Corp. *	53,772	1,889,581
Lintec Corp.	55,645	1,080,974
Lion Corp.	277,125	5,391,334
LIXIL Group Corp.	298,590	4,897,501
M3, Inc.	484,882	10,301,087
Mabuchi Motor Co., Ltd.	65,932	2,338,631
Maeda Corp.	173,883	1,405,545
Maeda Road Construction Co., Ltd.	71,490	1,584,775
Makita Corp.	288,707	8,499,782
Marubeni Corp.	1,748,045	11,167,265
Maruha Nichiro Corp.	48,083	1,242,561
Marui Group Co., Ltd.	227,965	4,542,333
Maruichi Steel Tube Ltd.	71,541	1,741,598
Matsui Securities Co., Ltd.	112,285	927,730
Matsumotokiyoshi Holdings Co., Ltd.	85,052	3,157,048
Mazda Motor Corp.	653,625	5,494,034
Mebuki Financial Group, Inc.	1,231,343	2,749,336
Medipal Holdings Corp.	179,076	3,807,759
Megmilk Snow Brand Co., Ltd.	55,223	1,272,036
MEIJI Holdings Co., Ltd.	150,224	10,444,704
MINEBEA MITSUMI, Inc.	481,178	7,439,004
Miraca Holdings, Inc.	60,230	1,329,492
MISUMI Group, Inc.	325,524	7,384,821
Mitsubishi Chemical Holdings Corp.	1,428,321	9,812,348
Mitsubishi Corp.	1,438,247	35,026,318
Mitsubishi Electric Corp.	2,282,153	27,595,679
Mitsubishi Estate Co., Ltd.	1,321,335	25,320,038
Mitsubishi Gas Chemical Co., Inc.	201,863	2,430,458
Mitsubishi Heavy Industries Ltd.	325,457	12,240,090
Mitsubishi Logistics Corp.	69,373	1,702,545
Mitsubishi Materials Corp.	147,850	3,586,733
Mitsubishi Motors Corp.	701,024	2,932,353

6
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Mitsubishi Tanabe Pharma Corp.	265,697	2,938,700
Mitsubishi UFJ Financial Group, Inc.	13,975,047	67,199,246
Mitsubishi UFJ Lease & Finance Co., Ltd.	520,302	2,813,636
Mitsui & Co., Ltd.	1,912,996	29,971,382
Mitsui Chemicals, Inc.	206,558	4,419,362
Mitsui Fudosan Co., Ltd.	1,057,748	25,371,204
Mitsui Mining & Smelting Co., Ltd.	61,519	1,291,873
Mitsui OSK Lines Ltd.	128,396	3,026,490
Miura Co., Ltd.	103,035	2,845,123
Mizuho Financial Group, Inc.	28,434,253	41,441,226
Mochida Pharmaceutical Co., Ltd.	28,260	1,104,894
MonotaRO Co., Ltd.	134,252	3,302,388
Morinaga & Co., Ltd.	45,661	2,258,422
Morinaga Milk Industry Co., Ltd.	50,576	2,091,748
MS&AD Insurance Group Holdings, Inc.	562,883	17,908,106
Murata Manufacturing Co., Ltd.	646,398	27,154,258
Nabtesco Corp.	129,604	3,730,183
Nagase & Co., Ltd.	138,175	1,874,530
Nagoya Railroad Co., Ltd.	230,055	6,859,712
Nankai Electric Railway Co., Ltd.	117,849	3,018,809
NEC Corp.	283,680	12,160,196
Nexon Co., Ltd. *	472,435	6,360,258
NGK Insulators Ltd.	301,091	4,044,993
NGK Spark Plug Co., Ltd.	229,605	3,967,173
NH Foods Ltd.	114,535	4,402,495
NHK Spring Co., Ltd.	205,324	1,460,451
Nichirei Corp.	124,887	2,870,830
Nidec Corp.	263,222	34,358,103
Nifco, Inc.	97,399	2,240,787
Nihon Kohden Corp.	85,611	2,377,702
Nihon M&A Center, Inc.	148,603	4,340,000
Nihon Unisys Ltd.	75,664	2,448,592
Nikon Corp.	392,580	4,863,561
Nintendo Co., Ltd.	119,908	45,514,092
Nippo Corp.	61,850	1,100,125
Nippon Electric Glass Co., Ltd.	88,501	1,838,473
Nippon Express Co., Ltd.	83,931	4,341,054
Nippon Gas Co., Ltd.	44,173	1,342,107
Nippon Kayaku Co., Ltd.	188,613	2,055,916
Nippon Paint Holdings Co., Ltd.	179,082	8,486,339
Nippon Paper Industries Co., Ltd.	110,775	1,840,945
Nippon Shinyaku Co., Ltd.	59,270	4,874,720
Nippon Shokubai Co., Ltd.	36,212	2,098,109
Nippon Steel Corp.	911,755	12,764,312
Nippon Telegraph & Telephone Corp.	713,063	34,234,011
Nippon Yusen K.K.	184,662	2,759,187
Nipro Corp.	132,812	1,397,626
Nishi-Nippon Financial Holdings, Inc.	167,810	1,059,237
Nishi-Nippon Railroad Co., Ltd.	89,384	2,054,708
Nissan Chemical Corp.	160,442	6,794,355
Nissan Motor Co., Ltd.	2,199,898	13,604,155
Nisshin Seifun Group, Inc.	295,069	5,554,175
Nisshinbo Holdings, Inc.	165,851	1,239,058
Nissin Foods Holdings Co., Ltd.	74,690	5,185,975
Nitori Holdings Co., Ltd.	83,156	12,005,895
Nitto Denko Corp.	173,615	8,089,875
Noevir Holdings Co., Ltd.	19,413	976,640
NOF Corp.	75,558	2,452,280
NOK Corp.	133,475	1,849,750
Nomura Holdings, Inc.	3,747,045	15,112,440
Nomura Real Estate Holdings, Inc.	125,830	2,669,642
Nomura Research Institute Ltd.	355,380	7,074,454
NS Solutions Corp.	41,856	1,399,866
NSK Ltd.	502,027	4,029,648
NTN Corp.	530,845	1,410,319
NTT Data Corp.	694,510	8,970,495
NTT DOCOMO, Inc.	1,317,865	33,298,921
Obayashi Corp.	743,568	6,858,100
Security	Number of Shares	Value ($)
OBIC Business Consultants Co., Ltd.	17,042	715,268
Obic Co., Ltd.	75,425	8,633,603
Odakyu Electric Railway Co., Ltd.	337,776	7,669,133
Oji Holdings Corp.	1,008,145	4,701,416
OKUMA Corp.	35,800	1,753,827
Olympus Corp.	1,272,582	14,914,428
Omron Corp.	212,972	10,553,796
Ono Pharmaceutical Co., Ltd.	495,729	9,165,464
Open House Co., Ltd.	35,340	1,606,439
Oracle Corp. Japan	36,326	3,131,404
Oriental Land Co., Ltd.	211,241	30,787,115
ORIX Corp.	1,436,192	21,229,311
Osaka Gas Co., Ltd.	443,542	7,947,778
OSG Corp.	90,380	1,712,320
Otsuka Corp.	108,574	4,035,277
Otsuka Holdings Co., Ltd.	471,276	19,398,039
PALTAC Corp.	39,246	1,941,132
Pan Pacific International Holdings Corp.	559,092	8,748,898
Panasonic Corp.	2,384,419	18,422,554
Park24 Co., Ltd.	119,844	2,460,220
Penta-Ocean Construction Co., Ltd.	322,644	1,674,849
PeptiDream, Inc. *	93,256	4,893,645
Persol Holdings Co., Ltd.	195,496	3,972,725
Pigeon Corp.	122,349	4,449,264
Pilot Corp.	42,809	1,502,318
Pola Orbis Holdings, Inc.	87,988	2,093,906
Rakuten, Inc.	875,109	8,252,712
Recruit Holdings Co., Ltd.	1,349,364	40,921,407
Relo Group, Inc.	113,096	2,867,223
Renesas Electronics Corp. *	784,735	4,908,983
Rengo Co., Ltd.	245,842	1,762,549
Resona Holdings, Inc.	2,457,871	9,655,963
Resorttrust, Inc.	93,345	1,458,942
Ricoh Co., Ltd.	778,780	7,212,217
Rinnai Corp.	42,451	2,667,560
Rohm Co., Ltd.	103,525	7,392,901
Rohto Pharmaceutical Co., Ltd.	112,625	2,796,924
Ryohin Keikaku Co., Ltd.	254,070	4,382,705
Sankyo Co., Ltd.	54,071	1,872,071
Sankyu, Inc.	53,567	2,715,064
Sanrio Co., Ltd.	65,905	1,257,935
Santen Pharmaceutical Co., Ltd.	412,813	7,237,694
Sanwa Holdings Corp.	227,601	2,534,499
Sapporo Holdings Ltd.	72,727	1,756,082
Sawai Pharmaceutical Co., Ltd.	53,035	2,818,007
SBI Holdings, Inc.	245,059	4,906,028
SCREEN Holdings Co., Ltd.	40,952	2,353,452
SCSK Corp.	51,255	2,530,277
Secom Co., Ltd.	219,656	18,757,002
Sega Sammy Holdings, Inc.	218,075	2,991,353
Seibu Holdings, Inc.	230,473	3,914,860
Seiko Epson Corp.	323,725	4,309,420
Seino Holdings Co., Ltd.	173,733	2,239,076
Sekisui Chemical Co., Ltd.	400,527	5,777,068
Sekisui House Ltd.	650,138	11,548,685
Seven & i Holdings Co., Ltd.	872,358	30,877,093
Seven Bank Ltd.	743,745	1,947,912
SG Holdings Co., Ltd.	235,574	6,309,641
Sharp Corp.	158,015	1,631,584
Shikoku Electric Power Co., Inc.	173,615	1,661,810
Shimachu Co., Ltd.	47,592	1,122,713
Shimadzu Corp.	313,976	7,815,013
Shimamura Co., Ltd.	25,366	1,983,492
Shimano, Inc.	89,024	12,806,976
Shimizu Corp.	641,845	5,357,527
Shin-Etsu Chemical Co., Ltd.	445,835	45,005,625
Shinsei Bank Ltd.	168,353	2,306,140
Shionogi & Co., Ltd.	318,053	17,064,505

7
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Shiseido Co., Ltd.	440,918	36,097,578
SHO-BOND Holdings Co., Ltd.	59,760	2,105,633
Shochiku Co., Ltd. (a)	14,286	1,662,180
Showa Denko K.K.	163,171	4,215,129
Skylark Holdings Co., Ltd.	212,991	3,646,000
SMC Corp.	64,952	24,562,375
Softbank Corp.	1,822,110	25,586,273
SoftBank Group Corp.	1,926,923	87,573,381
Sohgo Security Services Co., Ltd.	77,436	3,910,283
Sojitz Corp.	1,380,175	4,212,885
Sompo Holdings, Inc.	387,442	15,491,110
Sony Corp.	1,406,635	80,068,667
Sony Financial Holdings, Inc.	171,811	3,972,153
Sotetsu Holdings, Inc.	83,180	2,218,499
Square Enix Holdings Co., Ltd.	92,649	3,700,897
Stanley Electric Co., Ltd.	168,230	4,185,741
Subaru Corp.	697,912	18,712,681
Sugi Holdings Co., Ltd.	42,145	2,211,575
SUMCO Corp.	263,162	3,265,197
Sumitomo Bakelite Co., Ltd.	36,024	1,287,965
Sumitomo Chemical Co., Ltd.	1,702,376	7,457,769
Sumitomo Corp.	1,245,839	18,691,400
Sumitomo Dainippon Pharma Co., Ltd.	191,737	3,352,620
Sumitomo Electric Industries Ltd.	854,801	10,074,484
Sumitomo Forestry Co., Ltd.	153,857	1,885,797
Sumitomo Heavy Industries Ltd.	124,583	3,585,671
Sumitomo Metal Mining Co., Ltd.	265,646	7,486,740
Sumitomo Mitsui Financial Group, Inc.	1,477,423	48,493,492
Sumitomo Mitsui Trust Holdings, Inc.	418,728	13,696,581
Sumitomo Osaka Cement Co., Ltd.	38,148	1,593,918
Sumitomo Realty & Development Co., Ltd.	439,249	16,532,100
Sumitomo Rubber Industries Ltd.	214,234	2,419,959
Sundrug Co., Ltd.	73,200	2,279,203
Suntory Beverage & Food Ltd.	138,973	5,996,480
Suzuken Co., Ltd.	85,370	4,592,423
Suzuki Motor Corp.	487,057	18,804,085
Sysmex Corp.	214,674	13,716,323
T&D Holdings, Inc.	635,654	6,195,149
Tadano Ltd.	144,519	1,278,471
Taiheiyo Cement Corp.	135,546	3,424,885
Taisei Corp.	242,511	8,590,526
Taisho Pharmaceutical Holdings Co., Ltd.	47,650	3,321,965
Taiyo Nippon Sanso Corp.	157,020	3,115,400
Taiyo Yuden Co., Ltd. (a)	139,266	2,622,759
Takara Bio, Inc.	49,901	1,105,255
Takara Holdings, Inc.	196,860	1,917,690
Takashimaya Co., Ltd.	181,190	2,031,335
Takeda Pharmaceutical Co., Ltd.	1,711,909	57,899,603
TDK Corp.	135,804	10,823,890
TechnoPro Holdings, Inc.	37,114	2,157,364
Teijin Ltd.	199,807	3,595,378
Terumo Corp.	734,651	21,365,751
The 77 Bank Ltd.	89,804	1,171,780
The Awa Bank Ltd.	50,660	1,090,088
The Bank of Kyoto Ltd.	85,914	3,087,870
The Chiba Bank Ltd.	852,888	4,258,615
The Chugoku Bank Ltd.	162,420	1,358,792
The Chugoku Electric Power Co., Inc.	333,518	4,263,827
The Gunma Bank Ltd.	509,845	1,661,938
The Hachijuni Bank Ltd.	496,436	1,786,599
The Hiroshima Bank Ltd.	384,915	1,758,762
The Iyo Bank Ltd.	307,316	1,467,890
The Japan Steel Works Ltd.	67,240	1,199,165
The Kansai Electric Power Co., Inc.	840,879	10,239,164
The San-In Godo Bank Ltd.	201,512	1,154,263
The Shiga Bank Ltd.	66,781	1,459,625
The Shizuoka Bank Ltd.	600,618	4,062,779
Security	Number of Shares	Value ($)
The Yokohama Rubber Co., Ltd.	115,004	2,213,511
THK Co., Ltd.	137,387	3,194,414
TIS, Inc.	93,416	5,482,893
Tobu Railway Co., Ltd.	227,622	6,990,887
Toda Corp.	305,005	1,698,224
Toho Co., Ltd.	126,255	5,358,507
Toho Gas Co., Ltd.	109,969	4,273,608
Tohoku Electric Power Co., Inc.	519,630	5,198,993
Tokai Carbon Co., Ltd. (a)	210,386	2,015,757
Tokio Marine Holdings, Inc.	736,756	37,981,335
Tokuyama Corp.	77,462	1,635,426
Tokyo Century Corp.	53,801	2,169,375
Tokyo Electric Power Co. Holdings, Inc. *	1,748,957	8,337,390
Tokyo Electron Ltd.	173,794	31,117,386
Tokyo Gas Co., Ltd.	483,232	12,225,913
Tokyo Tatemono Co., Ltd.	243,034	3,171,154
Tokyu Corp.	559,125	10,003,094
Tokyu Fudosan Holdings Corp.	669,095	4,154,069
Topcon Corp.	125,836	1,455,807
Toppan Printing Co., Ltd.	292,660	4,667,892
Toray Industries, Inc.	1,697,854	12,118,274
Toshiba Corp.	586,518	18,234,579
Tosoh Corp.	332,208	4,268,988
TOTO Ltd.	158,225	5,731,548
Toyo Seikan Group Holdings Ltd.	173,462	2,529,739
Toyo Suisan Kaisha Ltd.	97,980	3,992,308
Toyo Tire Corp.	110,180	1,348,380
Toyobo Co., Ltd.	114,321	1,457,217
Toyoda Gosei Co., Ltd.	84,366	1,571,356
Toyota Industries Corp.	178,301	9,809,957
Toyota Motor Corp.	2,823,090	185,111,936
Toyota Tsusho Corp.	254,816	7,910,111
Trend Micro, Inc.	131,922	6,400,662
TS Tech Co., Ltd.	59,267	1,630,408
Tsumura & Co.	68,935	1,893,123
Tsuruha Holdings, Inc.	39,700	4,331,113
Ube Industries Ltd.	114,849	2,200,790
Ulvac, Inc.	55,065	2,243,687
Unicharm Corp.	437,234	13,449,235
Ushio, Inc.	130,308	1,673,275
USS Co., Ltd.	225,671	4,269,135
Wacoal Holdings Corp.	56,396	1,318,182
Welcia Holdings Co., Ltd.	59,606	3,116,617
West Japan Railway Co.	206,150	17,382,284
Yahoo Japan Corp.	2,683,944	6,725,980
Yakult Honsha Co., Ltd.	137,592	7,933,139
Yamada Denki Co., Ltd.	865,525	4,077,088
Yamaguchi Financial Group, Inc.	257,710	1,638,836
Yamaha Corp.	184,235	7,958,147
Yamaha Motor Co., Ltd.	318,884	5,221,352
Yamato Holdings Co., Ltd.	401,650	6,958,730
Yamato Kogyo Co., Ltd.	45,609	1,116,753
Yamazaki Baking Co., Ltd.	147,409	2,563,635
Yaoko Co., Ltd.	24,715	1,099,014
Yaskawa Electric Corp.	293,794	9,881,243
Yokogawa Electric Corp.	259,688	4,721,822
Zenkoku Hosho Co., Ltd.	59,232	2,257,228
Zensho Holdings Co., Ltd.	102,023	2,314,489
Zeon Corp.	181,703	2,119,255
ZOZO, Inc.	228,480	4,567,663
		4,039,921,127

Netherlands 3.0%
Aalberts N.V.	104,522	3,955,003
ABN AMRO Bank N.V.	467,210	8,327,426
Adyen N.V. *	11,068	8,029,873
Aegon N.V.	2,027,267	7,731,244

8
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Akzo Nobel N.V.	256,143	22,980,853
ArcelorMittal	666,718	9,612,450
ASML Holding N.V.	442,518	98,561,069
ASR Nederland N.V.	163,151	5,715,304
Boskalis Westminster	89,545	1,784,374
Galapagos N.V. *	51,717	8,742,339
GrandVision N.V.	64,093	1,939,605
Heineken Holding N.V.	120,695	11,955,738
Heineken N.V.	266,257	28,371,534
ING Groep N.V.	4,406,669	42,205,187
Koninklijke Ahold Delhaize N.V.	1,247,138	29,233,048
Koninklijke DSM N.V.	198,991	24,784,603
Koninklijke KPN N.V.	3,692,773	11,711,999
Koninklijke Philips N.V.	1,048,952	49,538,969
Koninklijke Vopak N.V.	76,728	3,663,777
NN Group N.V.	395,672	13,272,452
OCI N.V. *	115,849	2,543,282
Randstad N.V.	120,821	5,648,148
Signify N.V.	110,893	3,249,638
Unibail-Rodamco-Westfield	151,610	19,884,997
Unilever N.V.	1,633,012	101,499,129
VEON Ltd.	708,044	1,824,576
Wolters Kluwer N.V.	307,190	22,164,957
		548,931,574

New Zealand 0.3%
a2 Milk Co., Ltd. *	824,219	7,511,614
Air New Zealand Ltd.	527,936	953,957
Auckland International Airport Ltd.	1,043,861	6,333,453
Contact Energy Ltd.	816,175	4,313,701
Fisher & Paykel Healthcare Corp., Ltd.	657,914	6,908,856
Fletcher Building Ltd.	1,019,275	2,854,284
Kiwi Property Group Ltd.	1,644,089	1,690,191
Mercury NZ Ltd.	775,338	2,535,494
Meridian Energy Ltd.	1,321,399	4,150,363
Ryman Healthcare Ltd.	469,147	3,852,501
SKYCITY Entertainment Group Ltd.	763,169	1,838,683
Spark New Zealand Ltd.	2,023,046	5,639,633
		48,582,730

Norway 0.6%
Adevinta A.S.A., Class A *	75,663	948,877
Adevinta A.S.A., Class B *	188,513	2,351,690
Aker A.S.A., A Shares	28,689	1,471,271
Aker BP A.S.A.	125,921	3,343,604
DNB A.S.A.	1,198,723	19,337,533
Equinor A.S.A.	1,113,105	19,044,256
Gjensidige Forsikring A.S.A.	184,501	3,564,909
Leroy Seafood Group A.S.A.	274,472	1,801,230
Mowi A.S.A.	472,876	11,320,463
Norsk Hydro A.S.A.	1,493,741	4,730,761
Orkla A.S.A.	840,502	7,708,851
Salmar A.S.A.	56,285	2,673,866
Schibsted A.S.A., B Shares	103,598	3,003,418
Schibsted A.S.A., Class A	96,347	2,937,096
Subsea 7 S.A.	242,551	2,348,733
Telenor A.S.A.	738,508	15,173,628
Yara International A.S.A.	195,515	8,487,256
		110,247,442

Poland 0.3%
Bank Polska Kasa Opieki S.A.	177,550	4,351,192
CD Projekt S.A.	71,873	4,578,071
Cyfrowy Polsat S.A.	289,006	2,117,367
Dino Polska S.A. *	57,544	2,228,192
Security	Number of Shares	Value ($)
Grupa Lotos S.A.	110,053	2,386,174
KGHM Polska Miedz S.A. *	156,553	3,086,955
LPP S.A.	832	1,556,354
mBank S.A. *	13,970	1,134,637
PGE Polska Grupa Energetyczna S.A. *	753,767	1,462,387
Polski Koncern Naftowy Orlen S.A.	348,300	7,948,215
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,920,621	2,292,008
Powszechna Kasa Oszczednosci Bank Polski S.A.	975,016	9,610,362
Powszechny Zaklad Ubezpieczen S.A.	695,544	6,547,512
Santander Bank Polska S.A.	32,125	2,466,830
		51,766,256

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	2,534,176	9,594,638
EDP Renovaveis S.A.	179,991	1,986,115
Galp Energia, SGPS, S.A.	565,266	8,129,840
Jeronimo Martins, SGPS, S.A.	277,079	4,580,050
		24,290,643

Republic of Korea 3.6%
Amorepacific Corp.	34,493	3,702,035
AMOREPACIFIC Group	42,221	2,056,585
BGF retail Co., Ltd.	9,353	1,571,381
BNK Financial Group, Inc.	437,138	2,418,018
Celltrion Healthcare Co., Ltd. *	70,606	2,591,073
Celltrion, Inc. *	112,487	14,580,358
Cheil Worldwide, Inc.	102,977	2,244,452
CJ CheilJedang Corp.	11,077	2,089,655
CJ Corp.	15,110	1,016,689
CJ ENM Co., Ltd.	10,279	1,365,442
CJ Logistics Corp. *	9,480	1,119,207
Daelim Industrial Co., Ltd.	35,424	2,857,317
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	70,212	1,582,487
DB Insurance Co., Ltd.	51,908	2,052,750
DGB Financial Group, Inc.	184,396	1,048,907
Doosan Bobcat, Inc.	29,199	864,218
Doosan Heavy Industries & Construction Co., Ltd.	149,789	739,516
E-MART, Inc.	24,584	2,354,381
Fila Korea Ltd.	74,947	3,539,293
GS Engineering & Construction Corp.	71,620	1,915,780
GS Holdings Corp.	55,373	2,194,348
GS Retail Co., Ltd.	27,376	874,676
Hana Financial Group, Inc.	329,491	8,840,832
Hankook Tire & Technology Co., Ltd.	80,718	1,942,563
Hanmi Pharm Co., Ltd.	8,893	2,059,432
Hanon Systems	186,785	1,788,818
Hanwha Aerospace Co., Ltd. *	36,156	1,161,171
Hanwha Chemical Corp.	98,710	1,409,852
Hanwha Corp.	69,376	1,403,271
HDC Hyundai Development Co-Engineering & Construction	36,600	1,083,269
Helixmith Co., Ltd. *	18,205	2,748,974
HLB, Inc. *	37,227	1,298,527
Hotel Shilla Co., Ltd.	36,370	2,366,114
Hyundai Department Store Co., Ltd.	23,192	1,493,479
Hyundai Engineering & Construction Co., Ltd.	93,167	3,180,562
Hyundai Glovis Co., Ltd.	21,742	2,872,008
Hyundai Heavy Industries Holdings Co., Ltd.	11,673	3,194,716

9
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Hyundai Marine & Fire Insurance Co., Ltd.	60,462	1,193,017
Hyundai Mipo Dockyard Co., Ltd.	30,237	1,029,743
Hyundai Mobis Co., Ltd.	73,206	15,018,940
Hyundai Motor Co.	158,344	16,798,517
Hyundai Steel Co.	79,924	2,461,230
Hyundai Wia Corp.	19,515	695,209
Industrial Bank of Korea	321,925	3,295,662
Kakao Corp.	60,108	6,674,531
Kangwon Land, Inc.	142,614	3,326,188
KB Financial Group, Inc.	440,158	14,426,644
KCC Corp.	6,731	1,253,119
Kia Motors Corp.	298,730	10,777,710
Korea Aerospace Industries Ltd.	67,992	2,206,056
Korea Electric Power Corp. *	274,050	5,780,786
Korea Gas Corp.	31,935	1,029,566
Korea Investment Holdings Co., Ltd.	50,388	3,007,680
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	50,429	4,579,723
Korea Zinc Co., Ltd.	12,270	4,406,564
Korean Air Lines Co., Ltd.	49,076	899,473
KT&G Corp.	122,311	10,299,874
Kumho Petrochemical Co., Ltd.	19,792	1,148,712
LG Chem Ltd.	50,601	13,806,919
LG Corp.	100,136	5,886,219
LG Display Co., Ltd. *	288,565	3,323,411
LG Electronics, Inc.	131,948	6,677,740
LG Household & Health Care Ltd.	10,332	10,056,907
LG Uplus Corp.	232,871	2,537,789
Lotte Chemical Corp.	17,631	3,275,108
Lotte Corp.	56,945	1,567,897
LOTTE Fine Chemical Co., Ltd.	35,067	1,262,267
Lotte Shopping Co., Ltd.	15,686	1,761,235
Medy-Tox, Inc.	4,415	1,283,038
Mirae Asset Daewoo Co., Ltd.	480,691	2,952,604
NAVER Corp.	145,561	17,605,520
NCSoft Corp.	18,439	8,174,814
Netmarble Corp. *	18,327	1,425,307
NH Investment & Securities Co., Ltd.	177,093	1,798,344
NHN Corp. *	11,701	586,378
NongShim Co., Ltd.	6,524	1,292,681
OCI Co., Ltd.	19,652	1,077,311
Orion Corp.	27,877	2,073,658
Paradise Co., Ltd.	59,222	792,071
POSCO	79,012	13,763,907
POSCO Chemical Co., Ltd.	22,831	993,349
S-1 Corp.	26,095	2,175,930
S-Oil Corp.	44,178	3,526,945
Samsung Biologics Co., Ltd. *	18,090	4,017,511
Samsung C&T Corp.	94,134	6,714,698
Samsung Card Co., Ltd.	32,702	895,002
Samsung Electro-Mechanics Co., Ltd.	71,651	5,270,674
Samsung Electronics Co., Ltd.	5,289,728	192,155,238
Samsung Engineering Co., Ltd. *	201,046	2,572,725
Samsung Fire & Marine Insurance Co., Ltd.	37,078	7,010,000
Samsung Heavy Industries Co., Ltd. *	505,111	3,231,876
Samsung Life Insurance Co., Ltd.	73,873	4,159,454
Samsung SDI Co., Ltd.	58,259	12,000,512
Samsung SDS Co., Ltd.	36,472	5,901,764
Samsung Securities Co., Ltd.	67,984	1,981,288
Shinhan Financial Group Co., Ltd.	494,022	16,620,348
Shinsegae, Inc.	10,395	1,982,452
SillaJen, Inc. *	73,637	638,339
SK Holdings Co., Ltd.	37,540	6,198,555
SK Hynix, Inc.	582,051	37,193,600
SK Innovation Co., Ltd.	65,155	8,875,604
SK Networks Co., Ltd.	189,588	834,266
Security	Number of Shares	Value ($)
SK Telecom Co., Ltd.	26,267	5,193,764
Woongjin Coway Co., Ltd.	65,453	4,549,963
Woori Financial Group, Inc.	628,713	6,176,830
Yuhan Corp.	9,235	1,749,790
		647,532,702

Singapore 1.2%
Ascendas Real Estate Investment Trust	2,872,493	6,377,796
CapitaLand Commercial Trust	2,559,540	3,930,090
CapitaLand Ltd.	2,804,699	7,015,791
CapitaLand Mall Trust	2,714,867	5,186,273
City Developments Ltd.	566,307	3,910,915
ComfortDelGro Corp., Ltd.	2,558,632	4,518,922
DBS Group Holdings Ltd.	2,013,643	35,607,456
Genting Singapore Ltd.	6,799,951	4,362,714
Golden Agri-Resources Ltd.	6,895,798	1,317,320
Hutchison Port Holdings Trust	6,252,110	981,581
Jardine Cycle & Carriage Ltd.	107,494	2,386,689
Keppel Corp., Ltd.	1,589,242	6,690,580
Keppel REIT	2,538,985	2,251,263
Mapletree Commercial Trust	2,305,164	3,788,764
Mapletree Industrial Trust	1,593,144	2,652,943
Mapletree Logistics Trust	2,886,240	3,266,578
Mapletree North Asia Commercial Trust	2,632,599	2,505,068
Olam International Ltd.	707,380	958,675
Oversea-Chinese Banking Corp., Ltd.	3,708,172	28,468,881
SATS Ltd.	759,995	2,629,740
Sembcorp Industries Ltd.	956,106	1,426,715
Sembcorp Marine Ltd. *	956,838	786,329
Singapore Airlines Ltd.	595,002	3,787,390
Singapore Exchange Ltd.	928,507	5,488,579
Singapore Post Ltd.	2,187,887	1,451,021
Singapore Press Holdings Ltd.	1,902,965	2,729,888
Singapore Technologies Engineering Ltd.	1,669,321	4,741,295
Singapore Telecommunications Ltd.	8,353,739	19,089,787
StarHub Ltd.	716,791	682,068
Suntec Real Estate Investment Trust	2,289,323	3,185,116
United Overseas Bank Ltd.	1,457,085	26,217,446
UOL Group Ltd.	533,923	2,828,961
Venture Corp., Ltd.	290,426	3,178,105
Wilmar International Ltd.	2,266,530	6,225,115
		210,625,854

Spain 2.5%
Acciona S.A. (a)	24,957	2,682,428
Acerinox S.A.	220,077	1,824,969
ACS, Actividades de Construccion y Servicios S.A.	282,158	10,679,670
Aena SME S.A.	77,272	13,955,710
Amadeus IT Group S.A.	456,859	34,091,139
Banco Bilbao Vizcaya Argentaria S.A.	7,490,367	35,543,937
Banco de Sabadell S.A.	6,371,816	5,464,810
Banco Santander S.A.	18,015,863	68,249,496
Bankia S.A.	1,420,995	2,583,602
Bankinter S.A.	820,187	4,785,318
CaixaBank S.A.	4,406,265	10,000,795
Cellnex Telecom S.A.	231,265	9,270,373
Corporacion Financiera Alba S.A.	25,894	1,313,151
Enagas S.A.	249,594	5,457,453
Endesa S.A.	357,757	9,207,310
Ferrovial S.A.	527,503	15,028,211
Fomento de Construcciones y Contratas S.A.	84,578	1,052,499
Grifols S.A.	387,161	12,279,199
Iberdrola S.A.	7,019,929	72,297,479
Industria de Diseno Textil S.A.	1,178,161	36,484,289

10
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Inmobiliaria Colonial Socimi S.A.	343,659	3,973,772
Mapfre S.A.	1,069,380	2,788,687
Merlin Properties Socimi S.A.	357,483	4,787,127
Naturgy Energy Group S.A.	369,955	9,696,428
Red Electrica Corp. S.A.	497,373	9,927,643
Repsol S.A.	1,573,791	22,912,076
Siemens Gamesa Renewable Energy S.A.	254,660	3,473,303
Telefonica S.A.	5,101,537	35,399,445
Zardoya Otis S.A.	242,167	1,669,457
		446,879,776

Sweden 2.2%
Alfa Laval AB	355,830	6,556,520
Assa Abloy AB, B Shares	1,024,980	21,415,589
Atlas Copco AB, A Shares	704,667	21,060,682
Atlas Copco AB, B Shares	435,899	11,623,321
Boliden AB	301,012	6,660,644
Castellum AB	311,275	6,649,683
Electrolux AB, Series B	277,300	6,206,647
Elekta AB, B Shares	413,621	5,278,446
Epiroc AB, A Shares	673,977	6,989,381
Epiroc AB, B Shares	459,770	4,559,819
Essity AB, B Shares	688,553	21,491,830
Fastighets AB Balder, B Shares *	108,422	4,088,434
Hennes & Mauritz AB, B Shares	972,888	18,648,640
Hexagon AB, B Shares	279,284	12,416,673
Husqvarna AB, B Shares	481,338	3,735,145
ICA Gruppen AB	83,641	4,104,949
Industrivarden AB, A Shares	248,755	5,341,988
Industrivarden AB, C Shares	151,880	3,179,525
Investment AB Latour, B Shares	133,245	1,779,897
Investor AB, A Shares	145,277	6,728,476
Investor AB, B Shares	524,248	24,601,188
Kinnevik AB, B Shares	281,705	7,681,192
L E Lundbergfortagen AB, B Shares	84,276	3,159,018
Lundin Petroleum AB	201,168	6,117,010
Nibe Industrier AB, B Shares	339,392	4,249,841
Saab AB, Class B	112,837	3,159,546
Sandvik AB	1,198,205	17,196,981
Securitas AB, B Shares	336,684	5,045,042
Skandinaviska Enskilda Banken AB, A Shares	1,619,753	13,933,430
Skanska AB, B Shares	392,294	7,356,413
SKF AB, B Shares	419,126	6,767,610
Svenska Cellulosa AB SCA, B Shares	725,135	6,259,935
Svenska Handelsbanken AB, A Shares	1,693,518	14,916,801
Swedbank AB, A Shares	1,141,830	14,682,135
Swedish Match AB	186,347	7,315,699
Swedish Orphan Biovitrum AB *	198,128	3,280,987
Tele2 AB, B Shares	617,339	8,715,441
Telefonaktiebolaget LM Ericsson, B Shares	3,412,775	26,608,147
Telia Co. AB	2,955,380	12,946,438
Trelleborg AB, B Shares	287,721	3,931,416
Volvo AB, B Shares	1,723,540	23,814,055
		400,254,614

Switzerland 8.1%
ABB Ltd.	2,006,334	38,019,872
Adecco Group AG	173,862	9,147,765
Alcon, Inc. *	514,002	31,324,797
Baloise Holding AG	53,912	9,191,929
Banque Cantonale Vaudoise	3,681	2,831,109
Barry Callebaut AG	2,719	5,561,934
Chocoladefabriken Lindt & Sprungli AG	111	9,131,740
Security	Number of Shares	Value ($)
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,214	8,987,367
Cie Financiere Richemont S.A.	574,578	44,598,100
Clariant AG *	234,772	4,323,155
Credit Suisse Group AG *	2,860,225	33,431,201
DKSH Holding AG	37,136	1,809,791
Dufry AG *	36,617	2,969,476
EMS-Chemie Holding AG	7,900	4,698,722
Flughafen Zuerich AG	21,163	3,884,179
Geberit AG	40,928	18,618,114
Georg Fischer AG	4,635	3,796,723
Givaudan S.A.	10,332	27,943,233
Helvetia Holding AG	36,751	4,791,429
Julius Baer Group Ltd. *	244,621	9,674,081
Kuehne & Nagel International AG	55,359	8,059,492
LafargeHolcim Ltd. *	552,575	26,119,493
Logitech International S.A.	163,433	6,625,193
Lonza Group AG *	83,253	29,432,411
Nestle S.A.	3,355,283	376,407,512
Novartis AG	2,464,978	221,747,124
OC Oerlikon Corp. AG	228,425	2,116,992
Pargesa Holding S.A.	45,554	3,330,974
Partners Group Holding AG	18,464	14,977,216
PSP Swiss Property AG	43,007	5,715,721
Roche Holding AG	783,410	214,251,095
Roche Holding AG, Bearer Shares	31,210	8,485,007
Schindler Holding AG	18,470	4,188,860
Schindler Holding AG, Participation Certificate	48,147	10,997,243
SGS S.A.	5,940	14,588,105
Sika AG	158,452	22,756,106
Sonova Holding AG	62,485	14,505,841
Straumann Holding AG	11,240	8,810,697
Sulzer AG	16,157	1,534,952
Swiss Life Holding AG	38,071	18,057,224
Swiss Prime Site AG	83,135	8,276,110
Swiss Re AG	339,327	32,634,653
Swisscom AG	27,974	13,969,330
Temenos AG *	66,634	11,165,716
The Swatch Group AG	62,600	3,198,171
The Swatch Group AG, Bearer Shares	30,575	8,284,560
UBS Group AG *	3,908,406	41,278,329
Vifor Pharma AG	50,030	7,933,404
Zurich Insurance Group AG	164,517	58,560,703
		1,472,742,951

United Kingdom 14.3%
3i Group plc	1,068,044	14,262,369
Admiral Group plc	229,685	6,005,630
Anglo American plc	1,116,851	24,131,911
Antofagasta plc	397,755	4,194,956
Ashmore Group plc	512,979	2,818,789
Ashtead Group plc	531,917	14,711,430
Associated British Foods plc	390,249	10,793,265
AstraZeneca plc	1,477,317	131,661,864
Auto Trader Group plc	997,270	6,456,418
AVEVA Group plc	74,150	3,341,233
Aviva plc	4,387,255	18,919,633
B&M European Value Retail S.A.	892,267	3,888,025
Babcock International Group plc	315,384	1,926,598
BAE Systems plc	3,618,549	24,043,778
Barclays plc	19,448,286	32,353,847
Barratt Developments plc	1,167,338	8,990,470
Bellway plc	132,709	4,688,587
Berkeley Group Holdings plc	136,836	6,527,514
BHP Group plc	2,333,473	50,385,482
BP plc	22,377,584	136,317,239

11
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
British American Tobacco plc	2,568,986	90,104,841
BT Group plc	9,491,007	19,145,707
Bunzl plc	393,665	9,650,826
Burberry Group plc	472,461	12,451,369
Capital & Counties Properties plc	766,293	1,911,255
Carnival plc	181,244	7,610,703
Centrica plc	6,310,587	5,356,689
Cineworld Group plc	1,144,056	3,042,943
Cobham plc *	2,690,047	5,290,860
Coca-Cola HBC AG *	225,080	7,483,305
Compass Group plc	1,782,296	45,212,966
ConvaTec Group plc	1,660,537	3,525,855
CRH plc	907,825	30,260,133
Croda International plc	142,067	8,135,228
CYBG plc	1,308,146	2,250,290
DCC plc	110,675	9,413,425
Derwent London plc	116,796	4,528,923
Diageo plc	2,624,340	111,973,724
Direct Line Insurance Group plc	1,577,956	5,440,373
DS Smith plc	1,455,777	6,027,923
easyJet plc	203,427	2,386,762
Evraz plc	616,724	3,727,598
Experian plc	1,027,809	31,518,246
Ferguson plc *	261,267	19,231,046
Flutter Entertainment plc	89,591	7,382,276
Fresnillo plc	227,657	2,052,775
G4S plc	1,744,261	3,694,069
GlaxoSmithKline plc	5,514,703	114,952,469
Glencore plc *	12,532,510	36,165,017
GVC Holdings plc	650,212	4,980,805
Halma plc	429,632	10,270,955
Hammerson plc	828,582	2,290,632
Hargreaves Lansdown plc	308,618	7,058,473
Hikma Pharmaceuticals plc	163,593	4,018,505
Hiscox Ltd.	318,071	6,004,124
Howden Joinery Group plc	684,706	4,487,885
HSBC Holdings plc	22,775,731	164,039,163
IMI plc	316,205	3,870,158
Imperial Brands plc	1,079,406	27,927,719
Inchcape plc	495,040	3,484,673
Informa plc	1,428,762	15,138,158
InterContinental Hotels Group plc	201,549	12,579,646
International Consolidated Airlines Group S.A.	843,039	4,329,574
Intertek Group plc	178,886	11,825,243
Investec plc	725,343	3,731,309
ITV plc	4,162,059	5,877,233
J Sainsbury plc	1,860,040	4,442,156
JD Sports Fashion plc	418,534	3,144,921
John Wood Group plc	784,652	3,601,614
Johnson Matthey plc	213,346	7,560,863
Just Eat plc *	657,107	6,288,427
KAZ Minerals plc	253,305	1,242,588
Kingfisher plc	2,445,280	5,790,692
Land Securities Group plc	827,920	7,818,223
Legal & General Group plc	6,607,471	17,671,015
Lloyds Banking Group plc	79,261,324	48,100,114
London Stock Exchange Group plc	355,209	30,082,404
Marks & Spencer Group plc	2,233,515	5,229,367
Mediclinic International plc	436,241	1,803,151
Meggitt plc	895,861	6,753,442
Melrose Industries plc	5,351,266	11,792,585
Merlin Entertainments plc	833,080	4,582,798
Micro Focus International plc	376,191	5,079,904
Mondi plc	545,628	10,611,957
National Grid plc	3,842,782	40,177,226
Next plc	150,179	10,856,679
NMC Health plc	90,876	2,769,048
Security	Number of Shares	Value ($)
Ocado Group plc *	513,854	8,107,203
Pearson plc	891,894	9,030,612
Pennon Group plc	477,982	4,396,099
Persimmon plc	353,659	8,194,138
Phoenix Group Holdings plc	600,470	4,731,398
Polymetal International plc	346,336	4,989,721
Prudential plc	2,914,879	48,562,443
Quilter plc	2,124,277	3,231,227
Reckitt Benckiser Group plc	707,396	55,127,539
RELX plc	2,121,457	50,806,828
Renishaw plc	52,596	2,273,919
Rentokil Initial plc	2,099,716	11,512,243
Rightmove plc	1,019,031	6,645,701
Rio Tinto plc	1,240,480	62,687,281
Rolls-Royce Holdings plc *	1,934,755	18,171,338
Royal Bank of Scotland Group plc	5,116,791	11,556,290
Royal Dutch Shell plc, A Shares	4,948,725	137,139,973
Royal Dutch Shell plc, B Shares	4,251,034	117,261,834
Royal Mail plc	1,017,174	2,553,096
RSA Insurance Group plc	1,163,356	7,415,497
Schroders plc	122,659	4,078,082
Segro plc	1,248,723	11,937,948
Severn Trent plc	261,266	6,589,567
Smith & Nephew plc	984,296	23,554,949
Smiths Group plc	458,391	9,320,011
Smurfit Kappa Group plc	261,978	8,091,107
Spirax-Sarco Engineering plc	83,641	8,174,443
SSE plc	1,219,990	17,101,157
St. James's Place plc	580,283	6,486,073
Standard Chartered plc	3,042,573	23,047,578
Standard Life Aberdeen plc	2,917,863	8,858,926
Tate & Lyle plc	530,810	4,650,540
Taylor Wimpey plc	3,614,971	6,425,439
Tesco plc	10,879,134	29,042,151
The British Land Co. plc	1,051,924	6,530,976
The Sage Group plc	1,220,554	10,414,083
The Weir Group plc	285,174	5,086,197
Travis Perkins plc	291,332	4,436,758
TUI AG	471,124	4,687,607
Unilever plc	1,225,395	77,542,383
United Utilities Group plc	761,273	7,546,729
Vodafone Group plc	30,100,901	56,908,486
Whitbread plc (a)	149,677	7,971,287
Wm Morrison Supermarkets plc	2,425,079	5,392,878
WPP plc	1,439,873	17,012,939
		2,588,942,737
Total Common Stock
(Cost $17,366,469,751)		17,927,284,030

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	70,434	3,792,950
FUCHS PETROLUB SE	92,350	3,232,040
Henkel AG & Co. KGaA	204,515	20,517,738
Porsche Automobil Holding SE	172,950	10,867,716
Sartorius AG	38,627	7,737,660
Volkswagen AG	207,381	33,366,074
		79,514,178

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,043,300	3,593,556

12
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Republic of Korea 0.2%
Amorepacific Corp.	13,362	796,480
Hyundai Motor Co., Ltd.	36,137	2,267,420
Hyundai Motor Co., Ltd. 2nd	40,291	2,874,008
LG Chem Ltd.	9,801	1,456,495
LG Household & Health Care Ltd.	2,305	1,381,573
Samsung Electronics Co., Ltd.	907,235	27,600,916
		36,376,892

Spain 0.0%
Grifols S.A., B Shares	265,142	5,617,842
Total Preferred Stock
(Cost $126,758,465)		125,102,468

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	16,096,739	16,096,739
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	19,458,984	19,458,984
Total Other Investment Companies
(Cost $35,555,723)		35,555,723

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	894	82,422,330	(63,284)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,723,737.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
13
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Australia 6.4%
A2B Australia Ltd.	136,793	140,090
Abacus Property Group	422,950	1,131,301
Accent Group Ltd.	409,884	441,855
Afterpay Touch Group Ltd. *	218,358	4,557,738
Altium Ltd.	137,094	3,396,338
Appen Ltd.	135,855	2,371,602
ARB Corp., Ltd.	83,701	1,061,327
Ardent Leisure Group Ltd. *	626,577	434,821
Arena REIT	331,420	636,389
Asaleo Care Ltd. *	403,153	264,834
Aurelia Metals Ltd.	970,235	339,922
Ausdrill Ltd.	847,078	1,138,584
Australian Agricultural Co., Ltd. *	567,299	391,773
Australian Pharmaceutical Industries Ltd.	483,599	430,089
Automotive Holdings Group Ltd.	329,928	753,560
Aventus Group (a)	483,426	853,356
Aveo Group	512,394	731,878
Bapcor Ltd.	351,921	1,581,502
Beach Energy Ltd.	2,203,586	3,637,432
Bega Cheese Ltd. (a)	260,449	701,910
Bellamy's Australia Ltd. *(a)	89,045	449,955
Bingo Industries Ltd. (a)	605,979	922,709
Blackmores Ltd. (a)	16,369	795,163
Breville Group Ltd.	161,562	1,769,940
Brickworks Ltd.	75,267	812,900
BWP Trust	603,340	1,585,351
Cardno Ltd. *	342,832	220,589
carsales.com Ltd.	268,866	2,858,523
Cedar Woods Properties Ltd.	74,630	324,319
Centuria Industrial REIT	285,946	647,325
Charter Hall Education Trust	299,486	772,812
Charter Hall Group	587,909	5,010,712
Charter Hall Long Wale REIT	378,702	1,505,388
Charter Hall Retail REIT	481,530	1,414,518
Cleanaway Waste Management Ltd.	1,734,329	2,418,804
Clinuvel Pharmaceuticals Ltd.	49,519	903,148
Collins Foods Ltd.	132,109	768,143
Cooper Energy Ltd. *	1,715,519	664,603
Coronado Global Resources, Inc.	369,384	662,001
Corporate Travel Management Ltd. (a)	103,812	1,214,916
Costa Group Holdings Ltd. (a)	376,622	799,310
Credit Corp. Group Ltd.	58,337	1,131,971
Cromwell Property Group	2,153,633	1,784,743
Dacian Gold Ltd. *(a)	289,573	217,536
Eclipx Group Ltd.	366,556	396,382
Elders Ltd.	163,602	755,054
Emeco Holdings Ltd. *	386,566	492,248
ERM Power Ltd.	177,689	292,112
Estia Health Ltd.	306,963	556,336
FlexiGroup Ltd.	394,130	492,586
Freedom Foods Group Ltd. (a)	128,021	435,583
G.U.D. Holdings Ltd.	106,622	647,247
G8 Education Ltd.	584,843	1,004,797
Galaxy Resources Ltd. *(a)	514,494	400,370
GDI Property Group	538,570	566,064
Security	Number of Shares	Value ($)
Genworth Mortgage Insurance Australia Ltd.	259,284	538,053
Gold Road Resources Ltd. *	1,099,948	970,828
GrainCorp Ltd., Class A	288,251	1,551,731
Growthpoint Properties Australia Ltd.	320,426	949,903
GWA Group Ltd.	314,384	698,993
Healius Ltd.	720,291	1,557,800
Hotel Property Investments	181,253	424,975
HT&E Ltd.	324,778	396,063
HUB24 Ltd.	54,820	457,255
IDP Education Ltd.	157,593	1,764,683
IMF Bentham Ltd. *	236,122	485,216
Independence Group NL	608,171	2,229,068
Infigen Energy	822,572	326,983
Ingenia Communities Group	306,108	802,275
Inghams Group Ltd.	244,806	522,854
InvoCare Ltd. (a)	146,719	1,448,181
IPH Ltd.	203,382	1,274,366
IRESS Ltd.	217,401	1,830,924
Japara Healthcare Ltd.	312,400	234,685
JB Hi-Fi Ltd.	141,839	3,144,057
Kidman Resources Ltd. *	472,557	603,340
Link Administration Holdings Ltd.	645,977	2,385,044
Lovisa Holdings Ltd. (a)	68,131	580,676
Lynas Corp., Ltd. *	839,719	1,352,168
MACA Ltd.	351,628	216,772
Mayne Pharma Group Ltd. *	1,974,543	592,005
McMillan Shakespeare Ltd.	69,124	742,362
Mesoblast Ltd. *(a)	552,379	534,057
Mineral Resources Ltd.	177,467	1,580,694
Monadelphous Group Ltd.	108,649	1,164,648
Mount Gibson Iron Ltd.	866,435	417,389
Myer Holdings Ltd. *	957,352	338,633
Nanosonics Ltd. *	292,178	1,313,022
Navigator Global Investments Ltd.	158,930	320,166
nearmap Ltd. *	447,354	822,835
Netwealth Group Ltd.	99,010	508,982
New Century Resources Ltd. *(a)	563,006	111,901
New Hope Corp., Ltd.	280,452	430,816
New South Resources Ltd. *	796,936	985,277
NEXTDC Ltd. *	436,088	1,762,886
nib Holdings Ltd.	567,502	2,825,600
Nine Entertainment Co. Holdings Ltd.	1,832,111	2,456,426
NRW Holdings Ltd.	474,212	773,191
OFX Group Ltd.	299,123	276,102
oOh!media Ltd.	278,967	577,019
Orocobre Ltd. *(a)	285,145	470,685
Pact Group Holdings Ltd. *	252,829	413,935
Pendal Group Ltd.	335,823	1,504,634
Perseus Mining Ltd. *	1,435,134	725,191
Pilbara Minerals Ltd. *(a)(b)	2,054,525	474,378
Premier Investments Ltd.	98,845	989,629
Pro Medicus Ltd.	51,541	1,278,255
Quintis Ltd. *(a)(b)	227,692	—
Regis Healthcare Ltd.	172,416	324,101
Regis Resources Ltd.	590,394	2,044,579
Reliance Worldwide Corp., Ltd. (a)	979,358	2,527,197
Resolute Mining Ltd.	740,129	832,765
Rural Funds Group	391,591	567,244
Sandfire Resources NL	191,030	801,841

14
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Saracen Mineral Holdings Ltd. *	968,378	2,374,899
SeaLink Travel Group Ltd.	113,211	286,797
Select Harvests Ltd.	121,649	639,296
Senex Energy Ltd. *	1,716,333	445,206
Service Stream Ltd.	406,550	786,130
Seven West Media Ltd. *	1,108,060	279,958
SG Fleet Group Ltd.	138,327	232,994
Sigma Healthcare Ltd.	1,289,625	556,086
SmartGroup Corp., Ltd.	109,336	822,103
Southern Cross Media Group Ltd.	932,866	766,792
SpeedCast International Ltd.	277,664	144,984
St. Barbara Ltd.	869,381	1,886,100
Starpharma Holdings Ltd. *	443,417	328,627
Steadfast Group Ltd.	966,420	2,441,721
Super Retail Group Ltd.	183,927	1,158,660
Superloop Ltd. *	230,780	143,049
Syrah Resources Ltd. *	532,733	242,277
Tassal Group Ltd.	217,754	633,795
Technology One Ltd.	185,542	947,568
Village Roadshow Ltd. *	126,791	237,483
Virgin Australia International Holdings Pty Ltd. *(b)	424,000	—
Virtus Health Ltd.	76,209	210,518
Vita Group Ltd.	155,844	130,725
Viva Energy Group Ltd.	1,319,509	1,746,923
Viva Energy REIT	608,260	1,208,955
Webjet Ltd.	159,946	1,333,036
Western Areas Ltd.	310,535	518,873
Westgold Resources Ltd. *	374,476	590,389
		140,019,741

Austria 1.0%
Agrana Beteiligungs AG	13,817	243,456
BAWAG Group AG *	55,869	2,123,868
CA Immobilien Anlagen AG	86,789	3,077,560
DO & Co. AG	8,566	848,998
EVN AG	36,021	608,509
Flughafen Wien AG	12,242	502,186
IMMOFINANZ AG *	120,259	3,369,814
Kapsch TrafficCom AG	5,523	198,280
Lenzing AG	16,361	1,545,005
Oesterreichische Post AG	40,531	1,446,166
Palfinger AG	12,920	321,556
Porr AG (a)	12,264	252,017
S IMMO AG	57,863	1,260,414
Schoeller-Bleckmann Oilfield Equipment AG	14,097	895,753
Strabag SE	19,401	634,551
UNIQA Insurance Group AG	137,265	1,216,863
Wienerberger AG	144,949	3,339,357
Zumtobel Group AG *	39,404	280,323
		22,164,676

Belgium 2.2%
Aedifica S.A.	31,061	3,516,369
AGFA-Gevaert N.V. *	213,934	852,853
Argenx SE *	47,559	6,190,648
Barco N.V.	12,223	2,603,276
Befimmo S.A.	26,764	1,582,747
Bekaert S.A.	43,654	1,189,350
bpost S.A.	123,591	1,236,102
Cie d'Entreprises CFE	8,569	785,126
Cofinimmo S.A.	28,303	3,939,721
D'Ieteren S.A. N.V.	28,184	1,424,627
Econocom Group S.A. N.V.	166,180	495,946
Elia System Operator S.A. N.V.	44,301	3,678,500
Security	Number of Shares	Value ($)
Euronav N.V.	202,475	1,651,134
EVS Broadcast Equipment S.A.	16,724	407,943
Fagron	47,972	861,644
Gimv N.V.	22,826	1,359,919
Ion Beam Applications *	27,146	478,313
KBC Ancora	43,785	1,735,856
Kinepolis Group N.V.	16,398	948,061
Melexis N.V. (a)	23,138	1,470,238
Mithra Pharmaceuticals S.A. *(a)	17,413	527,342
Montea C.V.A.	14,838	1,230,428
Ontex Group N.V.	105,319	1,742,058
Orange Belgium S.A.	35,470	775,758
Retail Estates N.V.	10,664	948,893
Tessenderlo Group S.A. *	32,897	1,072,344
Titan Cement International S.A. *	52,144	1,050,852
Van de Velde N.V.	6,822	177,300
Warehouses De Pauw SCA	22,441	4,186,408
Wereldhave Belgium N.V.	2,705	237,119
		48,356,875

Canada 19.5%
Aecon Group, Inc.	73,356	1,020,735
Air Canada *	167,895	5,654,200
Alacer Gold Corp. *	360,243	1,583,247
Alamos Gold, Inc., Class A	488,187	3,446,112
Algonquin Power & Utilities Corp.	614,505	8,046,649
Allied Properties Real Estate Investment Trust	137,790	5,443,991
AltaGas Ltd.	340,711	4,635,803
Aphria, Inc. *(a)	250,914	1,584,263
ARC Resources Ltd.	438,850	1,856,063
Artis Real Estate Investment Trust	159,371	1,487,207
Atco Ltd., Class I	94,337	3,377,901
ATS Automation Tooling Systems, Inc. *	92,308	1,276,112
Aurora Cannabis, Inc. *(a)	993,603	5,488,445
B2Gold Corp. *	1,238,347	4,454,620
Baytex Energy Corp. *	665,223	861,065
Birchcliff Energy Ltd.	325,489	433,561
BlackBerry Ltd. *	624,088	4,292,719
Boardwalk Real Estate Investment Trust (a)	47,206	1,569,862
Bombardier, Inc., B Shares *	2,640,759	3,418,201
Boyd Group Income Fund	24,810	3,325,675
BRP, Inc.	50,999	1,832,249
CAE, Inc.	341,355	8,952,605
Cameco Corp.	494,970	4,350,730
Canada Goose Holdings, Inc. *	71,492	2,671,266
Canadian Apartment Properties REIT	183,236	7,384,323
Canadian Western Bank	109,419	2,615,252
Canfor Corp. *	81,832	943,457
Canopy Growth Corp. *(a)	223,364	5,288,254
Capital Power Corp.	126,770	2,912,619
Cascades, Inc.	82,684	701,893
CCL Industries, Inc., Class B	183,363	8,325,022
Celestica, Inc. *	144,741	941,122
Centerra Gold, Inc. *	271,790	2,476,954
CES Energy Solutions Corp.	312,459	453,827
Chartwell Retirement Residences	276,391	3,103,367
China Gold International Resources Corp., Ltd. *	286,908	297,963
Choice Properties Real Estate Investment Trust	289,433	3,021,099
CI Financial Corp.	291,226	4,181,662
Cineplex, Inc.	80,193	1,496,679
Cogeco Communications, Inc.	13,818	1,088,136
Colliers International Group, Inc.	44,961	3,038,454
Cominar Real Estate Investment Trust	230,417	2,169,263

15
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Corus Entertainment, Inc., B Shares	247,447	949,714
Cott Corp.	168,557	2,128,527
Crescent Point Energy Corp.	676,842	2,139,326
Cronos Group, Inc. *(a)	419,976	4,642,871
Detour Gold Corp. *	221,390	3,973,624
Dream Global Real Estate Investment Trust	224,795	2,452,986
Dream Office Real Estate Investment Trust	61,579	1,263,278
ECN Capital Corp.	272,680	956,268
Eldorado Gold Corp. *	196,627	1,811,194
Element Fleet Management Corp.	538,771	4,322,170
Emera, Inc.	293,524	12,741,168
Empire Co., Ltd., A Shares	215,316	5,951,653
Endeavour Mining Corp. *	92,204	1,800,643
Enerflex Ltd.	110,257	1,012,293
Enerplus Corp.	297,270	1,948,541
Enghouse Systems Ltd.	48,016	1,378,184
Ensign Energy Services, Inc.	160,282	359,452
Finning International, Inc.	206,742	3,590,913
First Capital Realty, Inc.	193,664	3,232,592
First Majestic Silver Corp. *(a)	200,784	2,187,953
First National Financial Corp.	19,977	548,736
First Quantum Minerals Ltd.	852,256	5,233,601
FirstService Corp.	38,529	4,010,055
Genworth MI Canada, Inc.	47,695	1,809,022
Gibson Energy, Inc.	184,230	3,191,582
Gildan Activewear, Inc.	258,545	9,496,976
Gran Tierra Energy, Inc. *	489,173	695,768
Granite Real Estate Investment Trust	62,379	2,990,793
Great Canadian Gaming Corp. *	70,470	2,111,767
H&R Real Estate Investment Trust	361,284	6,152,812
Home Capital Group, Inc. *	78,212	1,506,794
Hudbay Minerals, Inc.	297,662	1,001,316
Hudson's Bay Co. (a)	126,428	978,085
IA Financial Corp., Inc. *	137,430	5,726,595
IAMGOLD Corp. *	580,184	2,170,014
Innergex Renewable Energy, Inc.	157,033	1,752,558
Ivanhoe Mines Ltd., Class A *	787,003	2,203,229
Just Energy Group, Inc.	123,384	135,566
Kelt Exploration Ltd. *	191,280	405,937
Keyera Corp.	264,168	6,387,506
Kinaxis, Inc. *	31,766	1,854,132
Kinross Gold Corp. *	1,556,869	7,756,226
Kirkland Lake Gold Ltd.	233,459	11,374,274
Laurentian Bank of Canada	51,731	1,691,535
Linamar Corp.	57,627	1,753,790
Lundin Mining Corp.	803,987	3,842,051
Maple Leaf Foods, Inc.	97,155	2,314,816
Martinrea International, Inc.	107,792	828,233
MEG Energy Corp. *	308,269	1,178,512
Methanex Corp.	95,174	3,091,293
Morguard Real Estate Investment Trust	30,169	254,057
Mullen Group Ltd.	122,590	826,615
NFI Group, Inc.	67,987	1,486,832
Norbord, Inc. (a)	62,810	1,538,580
Northland Power, Inc.	147,126	2,795,704
Northview Apartment Real Estate Investment Trust	60,127	1,339,826
NOVAGOLD RESOURCES, Inc. *	297,590	2,223,863
NuVista Energy Ltd. *	242,218	293,476
OceanaGold Corp.	782,973	1,879,654
Onex Corp.	103,173	6,073,293
Open Text Corp.	325,324	12,752,955
Osisko Gold Royalties Ltd.	192,455	2,456,379
Pan American Silver Corp.	258,086	4,766,278
Paramount Resources Ltd., A Shares *(a)	92,981	396,751
Parex Resources, Inc. *	185,702	2,849,536
Parkland Fuel Corp.	183,809	5,743,340
Security	Number of Shares	Value ($)
Pason Systems, Inc.	91,178	1,083,459
Peyto Exploration & Development Corp. (a)	197,397	475,369
PrairieSky Royalty Ltd. (a)	291,889	3,705,725
Precision Drilling Corp. *	371,728	447,595
Premium Brands Holdings Corp.	36,712	2,708,367
Pretium Resources, Inc. *	217,811	2,863,605
Quebecor, Inc., Class B	147,356	3,325,712
Ritchie Bros. Auctioneers, Inc.	136,740	5,420,000
Russel Metals, Inc.	78,518	1,182,379
Secure Energy Services, Inc.	197,124	826,295
SEMAFO, Inc. *	400,698	1,492,666
Seven Generations Energy Ltd., A Shares *	337,120	1,826,659
ShawCor Ltd.	87,394	1,095,056
Sierra Wireless, Inc. *	44,681	483,529
SmartCentres Real Estate Investment Trust	159,799	3,807,372
SSR Mining, Inc. *	151,285	2,489,918
Stantec, Inc.	142,027	3,097,488
Stella-Jones, Inc.	70,107	2,067,650
Superior Plus Corp.	176,213	1,536,957
TFI International, Inc.	102,440	2,987,319
The Descartes Systems Group, Inc. *	97,546	3,466,377
The North West Co., Inc.	60,400	1,406,364
The Stars Group, Inc. *	188,402	2,868,282
TMX Group Ltd.	69,379	6,020,539
TORC Oil & Gas Ltd.	182,165	453,767
Torex Gold Resources, Inc. *	109,535	1,762,386
Toromont Industries Ltd.	98,020	4,704,045
Tourmaline Oil Corp.	319,785	3,037,091
TransAlta Corp.	363,235	2,342,658
TransAlta Renewables, Inc.	120,170	1,185,603
Transcontinental, Inc., Class A	92,055	975,417
Turquoise Hill Resources Ltd. *	1,231,724	537,628
Vermilion Energy, Inc. (a)	170,361	2,429,516
West Fraser Timber Co., Ltd.	75,350	2,659,479
WestJet Airlines Ltd.	69,188	1,606,820
Westshore Terminals Investment Corp.	56,534	929,612
Whitecap Resources, Inc.	502,723	1,388,466
Winpak Ltd.	38,721	1,362,578
WSP Global, Inc.	129,424	7,020,531
Yamana Gold, Inc.	1,178,746	4,266,833
		425,563,802

Denmark 1.4%
ALK-Abello A/S *	8,032	1,624,052
Alm Brand A/S	76,601	597,933
Bang & Olufsen A/S *	42,724	284,339
Bavarian Nordic A/S *(a)	41,160	1,083,014
D/S Norden A/S	33,782	440,574
Dfds A/S	36,783	1,268,005
FLSmidth & Co. A/S	63,647	2,745,885
Matas A/S	37,578	296,934
Netcompany Group A/S *	40,916	1,647,373
Nilfisk Holding A/S *	34,254	769,002
NKT A/S *(a)	34,254	449,006
Ringkjoebing Landbobank A/S	35,653	2,140,570
Royal Unibrew A/S	62,729	5,442,208
Scandinavian Tobacco Group A/S, Class A	83,177	958,232
Schouw & Co. A/S	15,543	1,070,237
SimCorp A/S	49,540	4,620,641
Solar A/S, B Shares	5,727	230,921
Spar Nord Bank A/S	103,099	790,305
Sydbank A/S	69,197	969,387
Topdanmark A/S	52,589	2,622,226
		30,050,844

16
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Finland 1.1%
Ahlstrom-Munksjo Oyj	47,322	749,390
Cargotec Oyj, B Shares	60,499	1,720,245
Caverion Oyj	123,080	788,854
Citycon Oyj (a)	97,442	1,051,082
Cramo Oyj	52,438	438,302
DNA Oyj	78,596	1,815,900
F-Secure Oyj *	115,132	322,044
Finnair Oyj	74,312	508,202
Kemira Oyj	110,253	1,554,126
Konecranes Oyj	91,149	2,713,213
Metsa Board Oyj	216,710	1,139,801
Oriola Oyj, B Shares	151,321	337,451
Outokumpu Oyj (a)	379,452	1,097,749
Outotec Oyj *	184,318	1,050,220
Raisio Oyj, V Shares	146,119	506,878
Sanoma Oyj	97,656	1,003,382
Tieto Oyj	93,495	2,304,276
Uponor Oyj	67,965	702,808
Valmet Oyj	166,704	3,021,773
YIT Oyj	198,111	1,094,121
		23,919,817

France 3.0%
Akka Technologies	13,681	887,399
Albioma S.A.	32,814	849,206
Altarea S.C.A.	5,688	1,170,098
Alten S.A.	35,618	4,259,762
Altran Technologies S.A.	290,817	4,634,195
Beneteau S.A.	43,744	412,602
Bonduelle S.C.A.	18,445	474,298
Carmila S.A.	37,733	625,795
CGG S.A. *	906,418	1,847,655
Coface S.A.	110,698	1,309,272
DBV Technologies S.A. *(a)	36,748	672,995
Derichebourg S.A.	110,095	393,794
Elior Group S.A.	129,361	1,649,673
Eramet	11,120	552,535
Etablissements Maurel et Prom S.A.	69,146	221,969
Euronext N.V.	87,261	6,856,462
Europcar Mobility Group	131,785	811,267
FFP	6,466	617,363
Fnac Darty S.A. *	21,188	1,384,831
Gaztransport Et Technigaz S.A.	27,963	2,620,591
Genfit *(a)	45,537	796,846
GL Events	16,562	435,910
Groupe Crit	3,290	239,125
Guerbet	6,102	328,264
Interparfums S.A.	16,402	719,799
IPSOS	46,923	1,266,012
Jacquet Metal Service S.A.	17,097	309,157
Korian S.A.	58,428	2,334,394
LISI	21,406	572,833
Maisons du Monde S.A.	54,323	981,699
Manitou BF S.A.	15,635	314,057
Mercialys S.A.	76,872	920,203
Mersen S.A.	17,188	584,884
Metropole Television S.A.	79,199	1,362,344
Neoen S.A. *	26,777	712,139
Neopost S.A.	41,723	849,568
Nexans S.A.	37,873	1,217,863
Nexity S.A.	53,617	2,495,272
Pharmagest Inter@ctive	4,547	265,391
Rothschild & Co.	35,888	1,023,611
SMCP S.A. *	30,957	419,324
SOITEC *	22,520	2,275,414
Security	Number of Shares	Value ($)
Sopra Steria Group	17,734	2,277,148
SPIE S.A.	150,847	2,740,984
Synergie S.A.	8,305	253,798
Tarkett S.A.	39,811	590,112
Technicolor S.A. *	466,620	408,523
Television Francaise 1 S.A.	128,645	1,171,613
Trigano S.A.	10,269	986,687
Vallourec S.A. *(a)	386,601	1,088,203
Vicat S.A.	18,588	813,684
Vilmorin & Cie S.A.	8,083	434,834
Virbac S.A. *	5,309	985,726
X-Fab Silicon Foundries SE *	65,433	263,733
		64,690,916

Germany 4.7%
Aareal Bank AG	76,521	2,175,819
ADO Properties S.A.	36,177	1,486,826
AIXTRON SE *	135,071	1,335,153
alstria Office REIT-AG	201,976	3,345,288
Aurubis AG	45,218	2,006,792
BayWa AG	17,461	466,301
Bechtle AG	34,286	3,398,171
Befesa S.A.	34,742	1,186,048
Bertrandt AG	5,830	290,197
Bilfinger SE	34,663	952,789
CANCOM SE	42,376	2,515,328
CECONOMY AG *	222,696	1,139,158
comdirect bank AG	37,663	378,265
CompuGroup Medical SE	28,337	1,618,037
Corestate Capital Holding S.A. *	13,643	430,448
CTS Eventim AG & Co., KGaA	69,024	3,785,432
Dermapharm Holding SE	14,548	513,793
Deutsche Beteiligungs AG	13,073	463,572
Deutsche Euroshop AG	64,396	1,672,202
Deutsche Pfandbriefbank AG	152,825	1,814,258
Deutz AG	153,438	895,560
Dialog Semiconductor plc *	95,902	4,537,095
DIC Asset AG	55,276	751,169
DMG Mori AG	23,781	1,114,335
Duerr AG	61,005	1,550,555
ElringKlinger AG *	40,036	213,394
Evotec SE *	168,398	3,729,365
Freenet AG	160,304	3,137,906
Gerresheimer AG	39,950	3,020,253
Grand City Properties S.A.	138,774	3,190,983
Hamburger Hafen und Logistik AG	28,809	697,336
Heidelberger Druckmaschinen AG *	390,867	479,943
Hornbach Holding AG & Co. KGaA	10,473	568,020
Hypoport AG *	4,969	1,305,099
Indus Holding AG	22,801	873,814
Isra Vision AG	20,187	731,398
Jenoptik AG	64,077	1,541,841
Kloeckner & Co. SE	91,815	550,551
Koenig & Bauer AG	16,950	586,118
Krones AG	18,177	1,000,871
KWS Saat SE & Co. KGaA	12,703	871,526
Leoni AG *	39,668	500,186
MorphoSys AG *	39,823	4,714,421
Nemetschek SE	68,759	3,648,231
New Work SE *	3,567	1,044,890
Nordex SE *	78,562	794,653
Norma Group SE	40,060	1,267,014
PATRIZIA AG	55,521	1,014,966
Pfeiffer Vacuum Technology AG	8,226	1,235,632
Rhoen-Klinikum AG	25,598	634,270
RIB Software SE	51,618	1,151,666
S&T AG	61,547	1,290,505

17
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Salzgitter AG	47,347	860,585
SGL Carbon SE *	62,967	311,070
Siltronic AG	25,701	1,657,437
Sixt SE	16,898	1,623,628
SMA Solar Technology AG *	11,362	265,263
Software AG	62,713	1,692,036
Stabilus S.A.	31,090	1,398,959
Stroeer SE & CO. KGaA	30,788	2,303,864
TAG Immobilien AG *	158,301	3,702,748
Takkt AG	40,156	509,435
Tele Columbus AG *	121,107	252,601
TLG Immobilien AG	107,991	3,246,655
Varta AG *	16,524	1,401,173
Vossloh AG	10,166	388,477
Wacker Neuson SE	31,996	568,702
Washtec AG	13,152	704,629
Wuestenrot & Wuerttembergische AG	22,478	442,600
zooplus AG *	7,965	1,057,838
		102,005,143

Hong Kong 1.5%
Agritrade Resources Ltd.	2,842,168	330,090
Anton Oilfield Services Group	2,334,226	238,328
Asia Cement China Holdings Corp.	544,400	639,216
Beijing Sports and Entertainment Industry Group Ltd. *	1,102,976	44,342
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	305,304	516,675
Camsing International Holding Ltd. (b)	459,925	21,108
Canvest Environmental Protection Group Co., Ltd.	890,988	424,153
China Animal Healthcare Ltd. *(b)	192,752	—
China Harmony New Energy Auto Holding Ltd.	890,505	261,400
China LNG Group Ltd. *	1,000,000	68,918
Chinese Estates Holdings Ltd.	611,654	392,659
Chow Sang Sang Holdings International Ltd.	287,334	328,943
CITIC Telecom International Holdings Ltd.	1,810,851	707,206
COFCO Meat Holdings Ltd. *	2,135,520	613,236
Crystal International Group Ltd.	592,402	236,648
Digital Domain Holdings Ltd. *	21,146,888	221,310
Dynam Japan Holdings Co., Ltd.	354,196	439,843
Emperor Capital Group Ltd.	4,861,558	143,327
Esprit Holdings Ltd. *	2,163,446	325,814
Far East Consortium International Ltd.	1,251,423	563,794
Fortune Real Estate Investment Trust	1,695,788	1,947,851
G-Resources Group Ltd. *	28,306,770	180,635
GCL New Energy Holdings Ltd. *	8,899,783	301,000
Gemdale Properties & Investment Corp., Ltd.	6,706,916	744,704
Giordano International Ltd.	1,465,834	458,345
Goodbaby International Holdings Ltd. *	1,102,630	209,680
HC Group, Inc. *	598,972	181,939
HKBN Ltd.	1,191,315	2,137,733
Hong Kong Television Network Ltd. *	500,000	214,413
Honghua Group Ltd. *	2,826,000	201,977
IGG, Inc.	1,127,078	762,380
IMAX China Holding, Inc.	126,927	274,740
Inspur International Ltd.	722,364	318,066
Ju Teng International Holdings Ltd.	1,120,636	256,011
K Wah International Holdings Ltd.	1,552,378	808,350
Lee's Pharmaceutical Holdings Ltd.	323,706	156,991
Luk Fook Holdings International Ltd.	427,834	1,069,128
Man Wah Holdings Ltd.	1,894,771	868,146
Mandarin Oriental International Ltd.	379,313	527,245
Security	Number of Shares	Value ($)
Microport Scientific Corp.	513,724	455,676
Nan Hai Corp., Ltd.	16,959,772	270,565
NewOcean Energy Holdings Ltd. *	1,175,663	243,075
NOVA Group Holdings Ltd.	1,379,392	290,478
Pacific Basin Shipping Ltd.	5,119,016	999,585
Pacific Textiles Holdings Ltd.	641,707	433,246
Pou Sheng International Holdings Ltd.	2,590,821	790,273
Prosperity REIT	1,436,562	533,530
Razer, Inc. *	4,519,162	824,775
Regina Miracle International Holdings Ltd.	417,118	266,709
Road King Infrastructure Ltd.	333,097	585,816
Singamas Container Holdings Ltd.	1,759,914	211,135
SITC International Holdings Co., Ltd.	1,460,592	1,517,382
SmarTone Telecommunications Holdings Ltd.	494,406	439,803
Sun Hung Kai & Co., Ltd.	661,333	279,377
Suncity Group Holdings Ltd. *	2,673,934	395,868
SUNeVision Holdings Ltd.	747,640	504,766
Sunlight Real Estate Investment Trust	1,379,538	903,218
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	803,408	190,718
The Hongkong & Shanghai Hotels Ltd.	972,422	1,030,088
The United Laboratories International Holdings Ltd. (a)	614,170	352,730
Town Health International Medical Group Ltd. (a)(b)	3,638,120	—
TPV Technology Ltd.	1,010,700	470,822
Truly International Holdings Ltd. *(a)	2,124,772	273,889
Value Partners Group Ltd.	1,228,800	627,311
VSTECS Holdings Ltd.	795,448	405,067
We Solutions Ltd. *	4,398,534	238,582
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	354,640	457,142
		32,127,970

Ireland 0.4%
C&C Group plc	401,146	1,758,213
Cairn Homes plc *	933,288	1,056,561
Dalata Hotel Group plc	228,970	1,098,127
Green REIT plc	855,266	1,795,188
Hibernia REIT plc	866,314	1,400,514
Irish Continental Group plc	199,231	822,762
Permanent TSB Group Holdings plc *	137,950	149,031
		8,080,396

Israel 0.7%
AFI Properties Ltd. *	16,449	538,089
Allot Ltd. *	36,773	278,499
AudioCodes Ltd.	26,982	468,684
Bayside Land Corp.	785	464,230
Big Shopping Centers Ltd.	4,662	392,555
Brack Capital Properties N.V. *	2,992	285,272
Cellcom Israel Ltd. *	82,023	190,471
Clal Insurance Enterprises Holdings Ltd. *	48,861	727,639
Delek Automotive Systems Ltd.	45,397	200,322
Delta Galil Industries Ltd.	10,358	270,894
Electra Ltd.	2,192	671,119
Formula Systems 1985 Ltd.	9,408	578,216
Gilat Satellite Networks Ltd.	35,460	284,724
Hilan Ltd.	17,864	715,926
IDI Insurance Co., Ltd.	9,368	340,148
Jerusalem Economy Ltd. *	205,266	872,050
Kamada Ltd. *	38,618	218,096
Kenon Holdings Ltd.	18,709	396,674

18
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Matrix IT Ltd.	37,694	595,289
Menora Mivtachim Holdings Ltd.	29,006	424,482
Naphtha Israel Petroleum Corp., Ltd.	41,244	241,337
Nova Measuring Instruments Ltd. *	35,521	977,878
Partner Communications Co., Ltd. *	120,657	519,774
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,059	526,490
Reit 1 Ltd.	218,405	1,283,553
Sella Capital Real Estate Ltd.	252,864	615,983
Shapir Engineering and Industry Ltd.	138,307	591,891
Shikun & Binui Ltd.	248,073	797,459
		14,467,744

Italy 2.7%
ACEA S.p.A.	53,787	1,046,054
Amplifon S.p.A.	148,889	3,830,199
Anima Holding S.p.A.	342,261	1,236,281
Arnoldo Mondadori Editore S.p.A. *	166,869	257,638
ASTM S.p.A.	43,517	1,344,722
Autogrill S.p.A.	161,990	1,561,817
Azimut Holding S.p.A.	151,344	2,670,848
Banca Farmafactoring S.p.A.	135,605	688,434
Banca Generali S.p.A.	71,940	2,140,630
Banca IFIS S.p.A.	27,973	430,042
Banca Monte dei Paschi di Siena S.p.A. *	354,275	565,711
Banca Popolare di Sondrio Scarl	563,579	1,055,090
Biesse S.p.A.	16,152	178,230
BPER Banca	481,274	1,708,200
Brunello Cucinelli S.p.A.	41,631	1,294,695
C.I.R. - Compagnie Industriali Riunite S.p.A.	358,290	363,001
Cairo Communication S.p.A.	82,720	202,687
Carel Industries S.p.A.	51,811	631,049
Cementir Holding S.p.A.	54,678	357,070
Cerved Group S.p.A.	232,577	1,876,119
Credito Emiliano S.p.A.	96,460	506,701
Danieli & C Officine Meccaniche S.p.A.	17,097	279,409
Datalogic S.p.A.	25,783	368,832
De'Longhi S.p.A.	81,011	1,575,508
doValue S.p.A.	49,782	548,224
Enav S.p.A.	312,100	1,766,619
ERG S.p.A.	69,611	1,349,967
Fincantieri S.p.A. *	597,598	603,811
Freni Brembo S.p.A.	184,931	1,728,015
Gima TT S.p.A.	43,349	332,973
IMA Industria Macchine Automatiche S.p.A.	21,557	1,476,606
Immobiliare Grande Distribuzione SIIQ S.p.A.	59,491	349,847
Infrastrutture Wireless Italiane S.p.A.	303,101	3,034,151
Interpump Group S.p.A.	98,750	2,820,935
Iren S.p.A.	816,799	2,221,765
Italmobiliare S.p.A.	13,735	302,211
Juventus Football Club S.p.A. *(a)	472,113	766,874
Maire Tecnimont S.p.A. (a)	179,471	437,976
MARR S.p.A.	40,960	891,318
OVS S.p.A. *	215,357	394,400
Piaggio & C S.p.A.	200,914	650,052
RAI Way S.p.A.	125,294	703,698
Reply S.p.A.	25,438	1,505,731
Salini Impregilo S.p.A *(a)	215,514	419,845
Saras S.p.A.	690,300	1,074,913
Societa Cattolica di Assicurazioni SC	193,390	1,577,048
Societa Iniziative Autostradali e Servizi S.p.A.	70,098	1,178,774
Tamburi Investment Partners S.p.A.	126,204	792,198
Security	Number of Shares	Value ($)
Technogym S.p.A.	139,138	1,410,443
Tod's S.p.A. (a)	16,476	843,705
Unipol Gruppo S.p.A.	602,742	3,033,427
Zignago Vetro S.p.A.	39,065	432,785
		58,817,278

Japan 18.8%
Achilles Corp.	15,775	219,954
Adastria Co., Ltd.	34,958	677,127
ADEKA Corp.	123,452	1,499,172
Advan Co., Ltd.	30,508	329,669
Aeon Delight Co., Ltd.	22,941	708,903
Ai Holdings Corp.	42,626	699,557
Aichi Corp.	31,720	193,646
Aichi Steel Corp.	14,441	423,115
Aida Engineering Ltd.	71,794	543,130
Aiphone Co., Ltd.	14,916	222,732
Aisan Industry Co., Ltd.	41,162	279,209
Akatsuki, Inc.	6,174	408,905
Alconix Corp.	25,722	278,678
Alpen Co., Ltd.	20,120	293,616
Alpha Systems, Inc.	8,000	195,958
Amano Corp.	85,193	2,548,286
Amuse, Inc.	11,036	263,462
Anest Iwata Corp.	39,531	331,830
Anicom Holdings, Inc.	24,439	953,200
Anritsu Corp. (a)	172,516	3,232,694
AOKI Holdings, Inc.	46,897	459,051
Arakawa Chemical Industries Ltd.	22,126	282,868
Arata Corp.	15,705	538,567
Arcland Sakamoto Co., Ltd.	31,125	352,757
Arcland Service Holdings Co., Ltd.	16,914	303,558
Arcs Co., Ltd.	42,654	885,268
Argo Graphics, Inc.	18,256	458,356
ARTERIA Networks Corp. *	24,985	338,014
Aruhi Corp. (a)	21,782	397,902
AS One Corp.	14,985	1,335,514
Asahi Diamond Industrial Co., Ltd.	63,419	358,485
Asahi Holdings, Inc.	45,234	956,713
ASAHI YUKIZAI Corp.	15,450	179,761
ASKA Pharmaceutical Co., Ltd.	26,172	255,198
Asunaro Aoki Construction Co., Ltd.	26,472	301,518
Atom Corp. (a)	104,358	982,181
Avex, Inc.	40,266	476,842
Axial Retailing, Inc.	17,144	613,757
Bando Chemical Industries Ltd.	52,872	409,447
Bank of the Ryukyus Ltd.	52,747	523,271
Belc Co., Ltd.	10,817	520,749
Bell System24 Holdings, Inc.	41,467	627,015
Belluna Co., Ltd.	56,539	335,042
BML, Inc.	26,444	751,130
Broadleaf Co., Ltd.	100,064	524,147
BRONCO BILLY Co., Ltd.	12,530	259,465
Bunka Shutter Co., Ltd.	69,307	571,328
CAC Holdings Corp.	14,009	163,259
Canon Electronics, Inc.	21,390	361,521
Cawachi Ltd.	13,939	264,742
Central Glass Co., Ltd.	50,266	1,043,726
Central Security Patrols Co., Ltd. (a)	8,026	388,654
Central Sports Co., Ltd.	7,060	203,197
Change, Inc. *(a)	11,396	195,829
CHIMNEY Co., Ltd.	8,357	191,870
Chiyoda Co., Ltd.	31,202	449,753
Chiyoda Corp. *	190,376	530,890
Chiyoda Integre Co., Ltd.	14,320	265,772
Chofu Seisakusho Co., Ltd.	24,301	490,393
Chubu Shiryo Co., Ltd.	30,031	316,592

19
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Chudenko Corp.	30,809	652,201
Chugoku Marine Paints Ltd.	62,323	502,013
CI Takiron Corp.	48,008	283,584
CKD Corp.	67,584	673,643
CMIC Holdings Co., Ltd.	11,000	176,796
CMK Corp.	63,596	298,373
Cocokara fine, Inc.	23,030	1,264,920
COLOPL, Inc.	62,814	407,733
Colowide Co., Ltd.	72,220	1,402,964
Computer Engineering & Consulting Ltd.	30,193	639,729
CONEXIO Corp.	19,240	243,615
Cosel Co., Ltd.	27,304	260,834
Create Restaurants Holdings, Inc. (a)	55,497	847,003
Create SD Holdings Co., Ltd.	26,461	596,055
CTS Co., Ltd.	32,000	205,606
Cybozu, Inc.	30,062	316,919
Dai Nippon Toryo Co., Ltd.	29,983	273,998
Dai-Dan Co., Ltd.	16,382	325,803
Daibiru Corp.	59,692	575,860
Daido Metal Co., Ltd.	56,598	319,395
Daihen Corp.	25,165	723,098
Daiho Corp.	19,943	490,379
Daiichi Jitsugyo Co., Ltd.	12,163	316,952
Daiken Corp.	20,122	348,052
Daikokutenbussan Co., Ltd.	6,404	192,763
Daikyonishikawa Corp.	66,464	456,472
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	16,781	439,504
Daio Paper Corp.	90,966	1,097,814
Daiseki Co., Ltd.	48,201	1,177,495
Daito Pharmaceutical Co., Ltd.	12,729	368,757
Daiwa Industries Ltd.	34,782	349,639
Daiwabo Holdings Co., Ltd.	22,724	885,239
DCM Holdings Co., Ltd.	112,675	1,118,842
Denki Kogyo Co., Ltd.	15,076	408,058
Denyo Co., Ltd.	18,596	269,274
Descente Ltd.	47,303	647,522
Dexerials Corp.	58,422	394,635
Digital Arts, Inc.	12,010	862,181
Digital Garage, Inc.	39,850	1,300,864
Dip Corp.	24,279	552,165
Doshisha Co., Ltd.	30,055	486,736
Doutor Nichires Holdings Co., Ltd.	33,355	634,765
DTS Corp.	50,714	1,059,717
Duskin Co., Ltd.	52,838	1,357,475
DyDo Group Holdings, Inc.	11,516	470,860
Eagle Industry Co., Ltd.	35,321	325,441
Earth Corp.	17,034	821,650
EDION Corp.	111,315	1,061,291
eGuarantee, Inc.	35,856	429,346
Eiken Chemical Co., Ltd.	39,674	596,913
Eizo Corp.	23,403	781,607
Elecom Co., Ltd.	25,000	983,325
en-japan, Inc.	38,524	1,437,232
Enplas Corp.	12,019	335,959
EPS Holdings, Inc.	39,276	486,579
eRex Co., Ltd.	39,078	433,321
ES-Con Japan Ltd.	35,700	255,276
ESPEC Corp.	24,138	427,296
euglena Co., Ltd. *	83,409	698,578
F@N Communications, Inc.	59,833	307,212
FCC Co., Ltd.	44,583	810,638
Feed One Co., Ltd.	182,094	271,052
FIDEA Holdings Co., Ltd.	209,016	218,576
Financial Products Group Co., Ltd.	73,448	709,258
Fixstars Corp.	26,079	378,120
Foster Electric Co., Ltd.	26,009	429,787
France Bed Holdings Co., Ltd.	28,240	268,712
Security	Number of Shares	Value ($)
Fudo Tetra Corp.	17,572	186,572
Fuji Co., Ltd.	24,175	417,702
Fuji Corp.	101,661	1,364,802
Fuji Kyuko Co., Ltd.	28,839	1,214,474
Fuji Pharma Co., Ltd.	18,864	223,926
Fuji Soft, Inc.	25,879	1,112,984
Fujibo Holdings, Inc.	15,045	357,752
Fujicco Co., Ltd.	25,678	461,089
Fujimi, Inc.	24,941	570,745
Fujimori Kogyo Co., Ltd.	18,631	518,498
Fujita Kanko, Inc.	9,984	258,383
Fujitec Co., Ltd.	97,972	1,156,521
Fujiya Co., Ltd.	12,808	238,676
Fukuda Corp.	6,678	236,556
Fukushima Industries Corp.	13,457	380,338
FULLCAST Holdings Co., Ltd.	26,860	504,329
Funai Soken Holdings, Inc.	39,037	834,103
Furukawa Co., Ltd.	39,613	492,620
Furuno Electric Co., Ltd.	27,899	232,875
Fuso Chemical Co., Ltd.	24,044	492,682
Futaba Corp.	43,284	528,893
Futaba Industrial Co., Ltd.	75,312	495,954
Future Corp.	20,941	352,946
G-Tekt Corp.	28,770	416,595
Gakken Holdings Co., Ltd.	6,184	307,030
GCA Corp.	27,964	185,996
Genky DrugStores Co., Ltd.	9,714	191,361
Geo Holdings Corp.	32,729	411,020
Giken Ltd.	16,778	524,782
GLOBERIDE, Inc.	11,856	333,190
Godo Steel Ltd.	11,500	222,969
Goldcrest Co., Ltd.	18,739	356,084
Gree, Inc.	118,864	534,157
Gunosy, Inc. *	16,588	216,287
Gunze Ltd.	20,398	845,553
Halows Co., Ltd.	10,400	205,756
Hamakyorex Co., Ltd.	18,460	635,652
Hanwa Co., Ltd.	45,119	1,216,124
Happinet Corp.	16,222	188,743
Hazama Ando Corp.	241,312	1,611,854
Heiwa Real Estate Co., Ltd.	42,849	1,003,558
Heiwado Co., Ltd.	36,726	680,579
Hibiya Engineering Ltd.	21,921	381,854
Hiday Hidaka Corp.	34,542	696,079
Hioki EE Corp.	11,862	365,432
Hirata Corp.	10,074	626,392
Hisaka Works Ltd.	26,272	199,493
Hitachi Zosen Corp.	196,216	628,512
Hito Communications Holdings, Inc.	12,400	187,031
Hochiki Corp.	17,800	225,382
Hogy Medical Co., Ltd.	26,205	715,703
Hokkaido Gas Co., Ltd.	14,220	197,602
Hokkan Holdings Ltd.	12,000	168,449
Hokuetsu Corp.	172,474	861,192
Hokuto Corp.	24,799	443,436
Hoosiers Holdings	53,145	307,419
Hosiden Corp.	72,329	681,417
Hosokawa Micron Corp.	7,588	265,575
IBJ Leasing Co., Ltd.	52,714	1,323,996
Ichibanya Co., Ltd.	20,995	1,016,669
Ichikoh Industries Ltd.	66,494	452,293
Ichiyoshi Securities Co., Ltd.	43,580	263,997
Icom, Inc.	12,252	255,440
Idec Corp.	36,877	611,461
Iino Kaiun Kaisha Ltd.	106,183	324,116
Inaba Denki Sangyo Co., Ltd.	34,219	1,534,528
Inabata & Co., Ltd.	50,775	594,117
Inageya Co., Ltd.	29,906	442,624

20
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Ines Corp.	24,283	250,734
Infomart Corp.	129,034	1,900,044
Information Services International-Dentsu Ltd.	14,444	455,861
Intage Holdings, Inc.	43,862	359,921
Internet Initiative Japan, Inc.	32,965	733,556
Iriso Electronics Co., Ltd.	24,836	1,190,967
Iseki & Co., Ltd.	18,476	235,856
Ishihara Sangyo Kaisha Ltd.	42,314	345,624
Istyle, Inc. *(a)	61,853	381,100
Itochu Enex Co., Ltd.	58,083	443,783
Itochu-Shokuhin Co., Ltd.	6,558	257,637
Iwatani Corp.	53,902	1,782,430
J Trust Co., Ltd. (a)	91,397	322,897
J-Oil Mills, Inc.	11,398	428,452
JAC Recruitment Co., Ltd.	17,995	336,182
Jaccs Co., Ltd.	31,107	647,959
Jafco Co., Ltd.	38,524	1,350,127
Jamco Corp.	11,195	154,196
Japan Cash Machine Co., Ltd.	17,950	159,638
Japan Display, Inc. *(a)	843,448	508,556
Japan Elevator Service Holdings Co., Ltd. (a)	39,436	947,772
Japan Lifeline Co., Ltd.	81,974	1,284,307
Japan Material Co., Ltd.	69,914	719,921
Japan Pulp & Paper Co., Ltd.	12,506	440,647
Japan Securities Finance Co., Ltd.	110,733	526,828
Japan Transcity Corp.	63,362	260,265
JCR Pharmaceuticals Co., Ltd.	17,471	1,343,100
JCU Corp.	27,599	476,862
Jeol Ltd.	47,510	1,046,478
JINS Holdings, Inc.	18,861	1,043,046
Joshin Denki Co., Ltd.	22,020	402,872
Joyful Honda Co., Ltd.	77,508	987,242
JSP Corp.	13,727	223,212
Juki Corp.	48,330	374,273
Justsystems Corp.	42,580	1,598,580
JVC Kenwood Corp.	204,175	588,606
K&O Energy Group, Inc.	17,344	221,242
Kadokawa Dwango *	49,230	735,586
Kaga Electronics Co., Ltd.	22,244	334,042
Kamakura Shinsho Ltd.	22,992	365,203
Kameda Seika Co., Ltd.	16,450	726,841
Kamei Corp.	28,965	287,890
Kanaden Corp.	23,092	263,455
Kanagawa Chuo Kotsu Co., Ltd.	7,816	277,236
Kanamoto Co., Ltd.	35,992	932,140
Kanematsu Corp.	104,016	1,183,771
Kanematsu Electronics Ltd.	14,902	422,583
Kansai Super Market Ltd.	24,404	254,742
Kanto Denka Kogyo Co., Ltd.	55,106	381,062
Kappa Create Co., Ltd.	26,920	356,330
Kasai Kogyo Co., Ltd.	32,150	216,262
Katakura Industries Co., Ltd.	26,756	318,365
Katitas Co., Ltd.	30,471	1,166,938
Kato Sangyo Co., Ltd.	27,455	805,712
Kato Works Co., Ltd.	14,061	223,741
KAWADA TECHNOLOGIES, Inc.	5,660	342,869
Keihanshin Building Co., Ltd.	43,427	511,820
Keihin Corp.	52,470	717,264
Keiyo Co., Ltd.	52,700	233,351
Kenedix, Inc.	271,531	1,322,545
Kenko Mayonnaise Co., Ltd.	15,630	326,162
Key Coffee, Inc.	19,926	400,979
KFC Holdings Japan Ltd.	17,307	354,309
KH Neochem Co., Ltd.	43,857	917,260
Kintetsu Department Store Co., Ltd.	11,686	336,339
Kintetsu World Express, Inc.	46,501	622,087
Security	Number of Shares	Value ($)
Kisoji Co., Ltd.	25,850	641,471
Kitanotatsujin Corp.	78,746	541,567
Kitz Corp.	106,278	687,861
KLab, Inc. *(a)	39,228	392,483
KNT-CT Holdings Co., Ltd. *	13,198	181,287
Koa Corp.	36,624	421,291
Koatsu Gas Kogyo Co., Ltd.	33,888	249,662
Kobe Bussan Co., Ltd.	13,420	662,498
Kohnan Shoji Co., Ltd.	33,274	726,012
Komatsu Matere Co., Ltd.	42,846	299,916
KOMEDA Holdings Co., Ltd.	40,828	760,056
Komori Corp.	54,641	538,971
Konishi Co., Ltd.	32,019	437,096
Konoike Transport Co., Ltd.	35,869	561,969
Koshidaka Holdings Co., Ltd.	57,000	950,492
Kotobuki Spirits Co., Ltd.	23,795	1,542,320
Kourakuen Holdings Corp.	11,856	294,543
Krosaki Harima Corp.	4,519	219,681
Kumagai Gumi Co., Ltd.	44,478	1,228,598
Kumiai Chemical Industry Co., Ltd.	122,990	1,084,541
Kura Sushi, Inc. (a)	12,524	499,096
Kurabo Industries Ltd.	24,778	451,464
Kureha Corp.	23,450	1,261,477
KYB Corp. *	24,141	668,202
Kyodo Printing Co., Ltd.	10,184	261,832
Kyoei Steel Ltd.	27,752	440,027
Kyokuto Kaihatsu Kogyo Co., Ltd.	38,658	438,133
Kyokuto Securities Co., Ltd.	27,493	208,765
Kyokuyo Co., Ltd.	13,162	355,013
Kyosan Electric Manufacturing Co., Ltd.	57,860	188,061
Lasertec Corp.	47,640	2,733,314
LEC, Inc.	32,836	298,523
Leopalace21 Corp. *(a)	285,336	782,258
Life Corp.	23,627	465,662
LIFULL Co., Ltd.	80,990	500,536
Link And Motivation, Inc. (a)	59,376	298,712
LIXIL VIVA Corp.	27,850	363,654
M&A Capital Partners Co., Ltd. *	7,608	445,822
Macnica Fuji Electronics Holdings, Inc.	58,095	746,541
Macromill, Inc.	46,094	403,423
Maeda Kosen Co., Ltd.	26,724	352,980
Maezawa Kyuso Industries Co., Ltd.	11,065	204,527
Makino Milling Machine Co., Ltd.	26,065	1,057,137
Mandom Corp.	47,596	1,172,132
Mani, Inc.	77,850	1,821,108
Mars Group Holdings Corp.	11,661	207,963
Marudai Food Co., Ltd.	28,827	580,098
Marusan Securities Co., Ltd.	72,595	329,651
Maruwa Co., Ltd.	10,740	603,047
Maruwa Unyu Kikan Co., Ltd. (a)	12,978	660,240
Maruzen Showa Unyu Co., Ltd.	18,978	554,259
Marvelous, Inc.	35,148	258,945
Matsuda Sangyo Co., Ltd.	14,900	198,489
Matsuya Co., Ltd.	50,429	360,122
Matsuyafoods Holdings Co., Ltd.	9,577	343,760
Max Co., Ltd.	50,176	810,228
Maxell Holdings Ltd.	53,100	718,372
MCJ Co., Ltd.	82,394	524,738
Medical Data Vision Co., Ltd. *	24,034	229,596
Megachips Corp.	21,115	318,282
Meidensha Corp.	49,404	814,052
Meiko Network Japan Co., Ltd. (a)	22,300	193,073
Meisei Industrial Co., Ltd.	52,718	355,609
Meitec Corp.	31,457	1,624,046
Melco Holdings, Inc.	12,024	312,763
Menicon Co., Ltd.	29,214	1,105,038
METAWATER Co., Ltd.	14,789	512,728
Micronics Japan Co., Ltd.	41,636	302,429

21
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Mie Kotsu Group Holdings, Inc.	71,038	359,390
Milbon Co., Ltd.	23,368	1,144,789
Mimasu Semiconductor Industry Co., Ltd.	16,688	281,107
Ministop Co., Ltd.	15,220	206,910
Mirait Holdings Corp.	86,368	1,276,663
Miroku Jyoho Service Co., Ltd.	23,308	605,180
Misawa Homes Co., Ltd.	25,100	249,475
Mitsuba Corp.	41,862	213,362
Mitsubishi Logisnext Co., Ltd.	35,316	378,297
Mitsubishi Pencil Co., Ltd.	56,604	880,963
Mitsubishi Research Institute, Inc.	7,200	244,873
Mitsuboshi Belting Ltd.	26,005	428,006
Mitsui E&S Holdings Co., Ltd. *	91,462	695,368
Mitsui High-Tec, Inc.	30,610	357,590
Mitsui Sugar Co., Ltd.	18,654	382,588
Mitsui-Soko Holdings Co., Ltd.	28,397	432,864
Mitsuuroko Group Holdings Co., Ltd.	56,046	491,053
Mizuno Corp.	22,519	583,633
Modec, Inc.	23,791	539,721
Monex Group, Inc. (a)	221,175	629,279
Monogatari Corp.	5,644	514,710
Morita Holdings Corp.	49,970	750,409
MOS Food Services, Inc.	29,864	658,643
MTI Ltd.	32,000	209,826
Musashi Seimitsu Industry Co., Ltd.	55,464	643,235
Nachi-Fujikoshi Corp.	23,616	946,687
Nagaileben Co., Ltd.	32,191	631,719
Nagatanien Holdings Co., Ltd.	14,246	269,902
NEC Networks & System Integration Corp.	28,101	734,658
NET One Systems Co., Ltd.	104,059	2,792,030
Neturen Co., Ltd.	39,202	296,199
Nextage Co., Ltd.	44,438	472,241
Nichi-iko Pharmaceutical Co., Ltd.	55,940	599,216
Nichias Corp.	67,771	1,127,548
Nichiban Co., Ltd.	15,576	220,407
Nichicon Corp.	76,063	669,300
Nichiden Corp.	15,932	289,536
Nichiha Corp.	36,042	915,778
NichiiGakkan Co., Ltd.	49,591	769,946
Nihon Chouzai Co., Ltd.	8,056	278,539
Nihon Parkerizing Co., Ltd.	118,884	1,317,138
Nihon Tokushu Toryo Co., Ltd.	18,459	178,077
Nihon Trim Co., Ltd.	5,622	234,901
Nikkiso Co., Ltd.	75,304	789,612
Nippon Beet Sugar Manufacturing Co., Ltd.	13,464	223,755
Nippon Carbon Co., Ltd.	12,770	432,504
Nippon Ceramic Co., Ltd.	23,596	588,205
Nippon Chemi-Con Corp.	20,824	272,108
Nippon Denko Co., Ltd.	145,650	215,432
Nippon Densetsu Kogyo Co., Ltd.	43,983	841,580
Nippon Flour Mills Co., Ltd.	60,949	951,458
Nippon Holdings Co., Ltd.	63,709	1,421,291
Nippon Kanzai Co., Ltd.	20,410	362,263
Nippon Koei Co., Ltd.	16,542	404,725
Nippon Light Metal Holdings Co., Ltd.	730,297	1,265,954
Nippon Parking Development Co., Ltd.	190,175	300,998
Nippon Seiki Co., Ltd.	55,949	867,079
Nippon Sharyo Ltd. *	8,300	176,486
Nippon Sheet Glass Co., Ltd.	110,497	648,543
Nippon Signal Co., Ltd.	76,942	837,232
Nippon Soda Co., Ltd.	34,615	796,362
Nippon Steel Trading Corp.	17,870	682,678
Nippon Suisan Kaisha Ltd.	327,577	1,901,055
Nippon Thompson Co., Ltd.	82,455	330,146
Nippon Yakin Kogyo Co., Ltd. (a)	190,506	382,286
Nishimatsu Construction Co., Ltd.	65,579	1,173,867
Nishimatsuya Chain Co., Ltd.	55,709	473,404
Security	Number of Shares	Value ($)
Nishio Rent All Co., Ltd.	19,500	513,656
Nissei ASB Machine Co., Ltd.	10,348	297,830
Nissha Co., Ltd.	51,702	460,786
Nissin Corp.	14,556	200,900
Nissin Electric Co., Ltd.	58,038	686,756
Nissin Kogyo Co., Ltd.	46,717	603,851
Nissin Sugar Co., Ltd.	14,200	253,244
Nisso Corp.	20,612	207,392
Nitta Corp.	23,921	620,871
Nittetsu Mining Co., Ltd.	6,955	255,870
Nitto Boseki Co., Ltd.	34,765	957,679
Nitto Kogyo Corp.	33,833	633,343
Nitto Kohki Co., Ltd.	13,364	258,228
Nohmi Bosai Ltd.	25,593	521,288
Nojima Corp.	42,925	732,368
Nomura Co., Ltd.	96,568	1,226,376
Noritake Co., Ltd.	15,744	574,761
Noritsu Koki Co., Ltd.	26,734	449,827
Noritz Corp.	41,828	452,780
NS United Kaiun Kaisha Ltd.	13,384	270,214
NSD Co., Ltd.	45,787	1,363,106
Obara Group, Inc.	14,317	461,295
Ohsho Food Service Corp.	13,345	910,244
Oiles Corp.	36,170	514,548
Okabe Co., Ltd.	48,350	363,496
Okamoto Industries, Inc.	18,308	694,236
Okamura Corp.	99,968	984,187
Okasan Securities Group, Inc.	202,780	668,642
Oki Electric Industry Co., Ltd.	104,810	1,470,273
Okumura Corp.	46,711	1,228,669
Okuwa Co., Ltd.	33,312	356,203
Onoken Co., Ltd.	19,668	240,511
Onward Holdings Co., Ltd.	139,964	661,943
Open Door, Inc. *	15,062	316,438
OPT Holding, Inc.	18,707	271,586
Optex Group Co., Ltd.	39,736	529,339
Optorun Co., Ltd.	11,928	331,955
Organo Corp.	8,176	313,114
Osaka Soda Co., Ltd.	22,496	522,847
Osaka Steel Co., Ltd.	14,876	186,817
OSAKA Titanium Technologies Co., Ltd.	21,527	302,386
Osaki Electric Co., Ltd.	53,395	332,508
OSJB Holdings Corp.	114,052	244,984
Outsourcing, Inc.	125,500	1,143,328
Oyo Corp.	26,680	268,446
Pacific Industrial Co., Ltd.	58,424	792,050
Pacific Metals Co., Ltd.	18,716	332,196
PAL GROUP Holdings Co., Ltd.	13,906	427,746
Paramount Bed Holdings Co., Ltd.	25,447	933,780
Pasona Group, Inc.	22,960	308,455
Pepper Food Service Co., Ltd. (a)	15,354	224,643
PIA Corp.	8,045	319,845
Piolax, Inc.	28,915	480,532
Plenus Co., Ltd.	30,905	504,869
Press Kogyo Co., Ltd.	106,921	446,239
Pressance Corp.	39,034	567,059
Prestige International, Inc.	52,107	919,463
Prima Meat Packers Ltd.	36,939	731,159
Pronexus, Inc.	17,875	173,454
Qol Holdings Co., Ltd.	31,414	424,398
Raito Kogyo Co., Ltd.	55,105	722,135
Raiznext Corp.	46,685	507,556
Relia, Inc.	51,722	654,413
Remixpoint, Inc. *(a)	70,700	139,209
RENOVA, Inc. *	53,050	404,828
Restar Holdings Corp.	31,515	499,691
Retail Partners Co., Ltd.	40,973	351,269
Rheon Automatic Machinery Co., Ltd.	25,177	351,285

22
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Ricoh Leasing Co., Ltd.	17,893	547,014
Riken Corp.	10,974	375,811
Riken Keiki Co., Ltd.	22,004	373,764
Riken Technos Corp.	64,525	279,632
Riken Vitamin Co., Ltd.	9,830	311,167
Ringer Hut Co., Ltd. (a)	26,406	627,156
Riso Kagaku Corp.	30,221	533,270
Riso Kyoiku Co., Ltd.	107,968	460,780
Rock Field Co., Ltd.	23,556	309,139
Rokko Butter Co., Ltd.	13,252	207,997
Roland DG Corp.	14,820	273,097
Rorze Corp.	11,700	249,333
Round One Corp.	80,215	1,311,159
Royal Holdings Co., Ltd.	33,073	807,312
Ryobi Ltd.	34,280	515,758
Ryoden Corp.	15,376	232,208
Ryosan Co., Ltd.	30,774	751,773
Ryoyo Electro Corp.	24,304	401,155
S Foods, Inc.	22,821	648,220
Sac's Bar Holdings, Inc.	24,024	203,699
Sagami Holdings Corp.	22,992	292,423
Saibu Gas Co., Ltd.	30,199	630,752
Saizeriya Co., Ltd.	31,743	788,005
Sakai Chemical Industry Co., Ltd.	19,370	420,448
Sakai Moving Service Co., Ltd.	11,236	662,654
Sakata INX Corp.	53,385	457,176
Sakata Seed Corp.	39,316	1,331,584
SAMTY Co., Ltd.	36,330	624,296
San ju San Financial Group, Inc.	26,071	368,425
San-A Co., Ltd.	23,181	964,192
San-Ai Oil Co., Ltd.	69,758	647,337
Sangetsu Corp.	73,628	1,394,940
Sanken Electric Co., Ltd.	29,054	507,203
Sanki Engineering Co., Ltd.	49,283	584,552
Sankyo Seiko Co., Ltd.	44,693	205,896
Sankyo Tateyama, Inc.	33,566	363,030
Sanshin Electronics Co., Ltd.	21,164	295,492
Sanyo Chemical Industries Ltd.	12,865	561,772
Sanyo Denki Co., Ltd.	10,813	430,910
Sanyo Electric Railway Co., Ltd.	21,269	416,383
Sanyo Shokai Ltd.	14,568	178,695
Sanyo Special Steel Co., Ltd.	27,224	354,711
Sato Holdings Corp.	29,837	743,501
SBS Holdings, Inc.	20,924	296,084
Seikagaku Corp.	45,932	490,282
Seiko Holdings Corp.	33,379	700,945
Seiren Co., Ltd.	57,252	656,420
Sekisui Jushi Corp.	35,694	637,579
Sekisui Plastics Co., Ltd.	30,370	202,858
Senko Group Holdings Co., Ltd.	129,229	1,027,550
Senshu Ikeda Holdings, Inc.	348,430	587,583
Shibuya Corp.	24,396	627,224
Shikoku Chemicals Corp.	41,123	399,820
Shin Nippon Air Technologies Co., Ltd.	16,944	273,447
Shin-Etsu Polymer Co., Ltd.	44,166	285,439
Shindengen Electric Manufacturing Co., Ltd.	9,317	269,034
Shinko Electric Industries Co., Ltd.	81,282	640,179
Shinko Shoji Co., Ltd.	22,074	390,342
Shinmaywa Industries Ltd.	68,831	804,741
Shinnihon Corp.	30,480	218,237
Shinwa Co., Ltd.	12,500	248,245
Ship Healthcare Holdings, Inc.	48,924	2,263,101
Shizuoka Gas Co., Ltd.	72,071	595,471
Shoei Co., Ltd.	15,490	669,100
Shoei Foods Corp.	15,370	433,682
Showa Corp.	61,905	793,168
Showa Sangyo Co., Ltd.	30,641	883,334
Security	Number of Shares	Value ($)
Siix Corp.	41,534	529,422
Sinanen Holdings Co., Ltd.	11,952	195,813
Sinfonia Technology Co., Ltd.	34,019	359,276
Sinko Industries Ltd.	23,719	382,337
Sintokogio Ltd.	60,160	511,795
SMS Co., Ltd.	61,536	1,375,712
Sodick Co., Ltd.	47,037	332,797
Sogo Medical Holdings Co., Ltd.	21,285	291,367
Solasto Corp.	57,076	712,475
Sourcenext Corp. (a)	97,508	397,767
SRA Holdings	8,200	186,797
ST Corp.	12,378	179,702
St Marc Holdings Co., Ltd.	16,071	376,244
Star Micronics Co., Ltd.	41,046	564,965
Starts Corp., Inc.	36,954	826,848
Starzen Co., Ltd.	8,796	332,300
Stella Chemifa Corp.	10,592	260,347
Strike Co., Ltd.	17,284	439,489
Studio Alice Co., Ltd.	13,048	245,975
Sumida Corp.	26,700	251,543
Sumitomo Densetsu Co., Ltd.	17,444	330,819
Sumitomo Mitsui Construction Co., Ltd.	189,180	939,261
Sumitomo Riko Co., Ltd.	44,284	317,491
Sumitomo Seika Chemicals Co., Ltd.	10,310	302,564
Sun Frontier Fudousan Co., Ltd.	34,296	392,896
Suruga Bank Ltd. *(a)	215,892	813,574
Sushiro Global Holdings Ltd.	31,634	1,996,776
Systena Corp.	85,524	1,277,079
T Hasegawa Co., Ltd.	28,448	542,722
T-Gaia Corp.	26,579	534,359
Tachi-S Co., Ltd.	33,494	376,451
Tachibana Eletech Co., Ltd.	22,234	316,506
Taihei Dengyo Kaisha Ltd.	18,806	424,506
Taikisha Ltd.	37,673	1,128,646
Taiyo Holdings Co., Ltd.	21,604	666,570
Takamatsu Construction Group Co., Ltd.	18,030	383,039
Takara Leben Co., Ltd.	105,477	405,432
Takara Standard Co., Ltd.	59,525	944,930
Takasago International Corp.	19,744	475,999
Takasago Thermal Engineering Co., Ltd.	79,718	1,292,521
Takeuchi Manufacturing Co., Ltd.	43,230	641,455
Taki Chemical Co., Ltd.	5,748	235,563
Takuma Co., Ltd.	92,151	1,064,366
Tamron Co., Ltd.	18,763	387,475
Tamura Corp.	90,130	450,884
Tanseisha Co., Ltd.	37,417	451,211
Tayca Corp.	20,606	363,024
Teikoku Electric Manufacturing Co., Ltd.	19,660	206,333
Teikoku Sen-I Co., Ltd.	27,272	420,083
Tekken Corp.	15,885	402,269
Tenma Corp.	16,358	298,819
The Aichi Bank Ltd.	10,484	335,326
The Akita Bank Ltd.	20,667	370,135
The Aomori Bank Ltd.	23,400	560,833
The Bank of Iwate Ltd.	20,371	475,762
The Bank of Nagoya Ltd.	21,062	624,052
The Bank of Okinawa Ltd.	27,669	798,959
The Bank of Saga Ltd.	15,176	196,161
The Chukyo Bank Ltd.	14,320	291,405
The Ehime Bank Ltd.	45,556	474,680
The Fukui Bank Ltd.	28,657	349,354
The Hokkoku Bank Ltd.	29,300	672,979
The Hyakugo Bank Ltd.	261,686	801,243
The Hyakujushi Bank Ltd.	31,033	585,898
The Japan Wool Textile Co., Ltd.	79,913	682,850
The Juroku Bank Ltd.	44,365	895,283
The Keiyo Bank Ltd.	145,392	834,177
The Kiyo Bank Ltd.	78,737	1,079,300

23
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
The Michinoku Bank Ltd.	19,658	289,837
The Miyazaki Bank Ltd.	18,551	399,525
The Musashino Bank Ltd.	40,742	678,234
The Nanto Bank Ltd.	38,974	832,757
The Nippon Road Co., Ltd.	7,064	399,303
The Nisshin Oillio Group Ltd.	29,391	913,753
The Ogaki Kyoritsu Bank Ltd.	47,992	996,508
The Oita Bank Ltd.	18,839	529,789
The Okinawa Electric Power Co., Inc.	54,525	829,600
The Pack Corp.	14,596	452,408
The Shibusawa Warehouse Co., Ltd.	11,165	193,122
The Shikoku Bank Ltd.	43,879	379,903
The Shimizu Bank Ltd.	13,188	223,641
The Sumitomo Warehouse Co., Ltd.	66,468	879,811
The Tochigi Bank Ltd.	104,325	160,205
The Toho Bank Ltd.	225,790	514,779
The Towa Bank Ltd.	44,097	291,640
The Yamagata Bank Ltd.	37,918	514,409
The Yamanashi Chuo Bank Ltd.	36,657	323,937
TKC Corp.	18,304	787,204
Toa Corp.	54,620	643,924
Toagosei Co., Ltd.	159,247	1,557,288
TOC Co., Ltd.	61,862	468,576
Tocalo Co., Ltd.	66,195	497,032
Toei Co., Ltd.	9,333	1,346,161
Toenec Corp.	8,812	261,093
Toho Co., Ltd.	12,471	213,245
Toho Holdings Co., Ltd.	62,163	1,485,774
Toho Titanium Co., Ltd.	41,050	289,278
Toho Zinc Co., Ltd.	16,896	294,480
Tokai Corp.	21,942	470,488
TOKAI Holdings Corp.	142,260	1,318,798
Token Corp.	9,051	532,938
Tokushu Tokai Paper Co., Ltd.	10,782	367,205
Tokyo Dome Corp.	111,366	1,083,811
Tokyo Energy & Systems, Inc.	24,504	197,842
Tokyo Individualized Educational Institute, Inc.	25,074	206,932
Tokyo Kiraboshi Financial Group, Inc.	33,107	401,108
Tokyo Ohka Kogyo Co., Ltd.	46,407	1,569,562
Tokyo Seimitsu Co., Ltd.	46,780	1,243,265
Tokyo Steel Manufacturing Co., Ltd.	117,499	912,141
Tokyotokeiba Co., Ltd.	18,440	549,838
Tokyu Construction Co., Ltd.	89,875	620,645
Tomoku Co., Ltd.	11,776	164,084
TOMONY Holdings, Inc.	182,174	554,357
Tomy Co., Ltd.	111,708	1,165,017
Tonami Holdings Co., Ltd.	7,748	314,241
Toppan Forms Co., Ltd.	50,376	449,442
Topre Corp.	52,289	813,313
Topy Industries Ltd.	21,212	363,908
Toridoll Holdings Corp.	26,713	608,023
Torii Pharmaceutical Co., Ltd.	16,363	410,829
Torishima Pump Manufacturing Co., Ltd.	27,068	263,680
Tosei Corp.	34,746	391,177
Toshiba Machine Co., Ltd.	27,400	532,279
Toshiba TEC Corp.	30,714	892,672
Tosho Co., Ltd.	19,139	482,149
Totetsu Kogyo Co., Ltd.	34,948	1,017,375
Towa Corp.	29,600	193,531
Towa Pharmaceutical Co., Ltd.	31,998	734,044
Toyo Construction Co., Ltd.	88,697	354,303
Toyo Corp.	27,265	266,627
Toyo Ink SC Holdings Co., Ltd.	46,281	959,673
Toyo Kanetsu KK	10,746	169,980
Toyo Tanso Co., Ltd.	19,148	350,868
TPR Co., Ltd.	35,649	552,812
Trancom Co., Ltd.	7,592	404,830
Security	Number of Shares	Value ($)
Transcosmos, Inc.	32,770	782,627
Trusco Nakayama Corp.	48,066	1,090,423
Trust Tech, Inc.	20,533	239,482
TSI Holdings Co., Ltd.	102,883	514,682
Tsubaki Nakashima Co., Ltd.	51,956	776,317
Tsubakimoto Chain Co.	41,418	1,258,402
Tsugami Corp.	61,626	486,529
Tsukishima Kikai Co., Ltd.	43,852	545,336
Tsukui Corp.	58,684	240,497
Tsurumi Manufacturing Co., Ltd.	25,470	455,674
UACJ Corp.	38,333	560,125
Uchida Yoko Co., Ltd.	10,748	331,113
Union Tool Co.	10,628	309,894
Unipres Corp.	46,674	726,416
United Arrows Ltd.	32,951	991,836
United Super Markets Holdings, Inc.	69,015	622,237
Unitika Ltd. *	71,142	205,762
Unizo Holdings Co., Ltd. (a)	37,295	1,510,844
V Technology Co., Ltd.	11,252	560,771
Valor Holdings Co., Ltd.	48,516	814,961
Valqua Ltd.	16,765	325,681
ValueCommerce Co., Ltd.	19,192	311,715
Vector, Inc. *	27,556	227,675
Vision, Inc./Tokyo Japan *(a)	10,190	434,883
Vital KSK Holdings, Inc.	43,426	427,939
VT Holdings Co., Ltd.	105,773	448,423
W-Scope Corp. (a)	33,750	186,961
Wacom Co., Ltd.	178,779	557,500
Wakita & Co., Ltd.	51,872	502,862
Warabeya Nichiyo Holdings Co., Ltd.	17,927	296,067
WATAMI Co., Ltd.	21,785	292,054
WDB Holdings Co., Ltd.	9,722	215,515
Weathernews, Inc.	7,140	208,190
Wellnet Corp.	22,148	150,442
World Co., Ltd.	21,180	454,947
Xebio Holdings Co., Ltd.	25,872	274,697
YA-MAN Ltd.	33,434	248,208
Yahagi Construction Co., Ltd.	31,492	198,188
Yakuodo Co., Ltd. (b)	12,740	291,059
YAMABIKO Corp.	37,933	368,091
Yamashin-Filter Corp.	48,774	290,866
Yamazen Corp.	83,225	736,241
Yellow Hat Ltd.	36,624	549,990
Yodogawa Steel Works Ltd.	36,067	605,506
Yokogawa Bridge Holdings Corp.	37,073	531,585
Yokohama Reito Co., Ltd.	49,544	480,760
Yomiuri Land Co., Ltd.	4,600	196,316
Yondoshi Holdings, Inc.	27,039	623,085
Yonex Co., Ltd.	47,126	222,877
Yorozu Corp.	24,429	288,145
Yoshinoya Holdings Co., Ltd. (a)	80,322	1,701,862
Yuasa Trading Co., Ltd.	19,936	549,745
Yurtec Corp.	47,926	299,354
Yushin Precision Equipment Co., Ltd.	24,265	212,600
Zenrin Co., Ltd.	39,082	649,495
ZERIA Pharmaceutical Co., Ltd.	48,936	859,359
ZIGExN Co., Ltd.	68,732	383,985
Zojirushi Corp. (a)	52,868	646,499
Zuken, Inc.	16,206	274,057
		411,624,440

Netherlands 2.2%
Accell Group N.V.	27,051	667,294
Altice Europe N.V. *	670,726	2,970,060
AMG Advanced Metallurgical Group N.V. (a)	37,695	839,780
APERAM S.A.	62,364	1,509,550

24
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Arcadis N.V.	88,734	1,681,732
ASM International N.V.	48,356	4,070,587
B&S Group Sarl	32,006	412,385
Basic-Fit N.V *	42,738	1,343,712
BE Semiconductor Industries N.V.	88,828	2,626,516
Brunel International N.V.	26,726	307,859
Corbion N.V.	74,156	2,110,206
Eurocommercial Properties N.V.	59,702	1,531,901
Flow Traders	34,999	941,212
ForFarmers N.V.	43,409	285,391
Fugro N.V. CVA *(a)	102,714	726,643
IMCD N.V.	65,928	4,632,085
Intertrust N.V.	110,069	2,287,299
Koninklijke BAM Groep N.V.	311,917	915,767
Koninklijke Volkerwessels N.V.	30,990	532,393
NIBC Holding N.V.	45,990	363,135
NSI N.V.	23,192	1,006,284
PostNL N.V.	623,606	1,244,727
SBM Offshore N.V.	221,614	3,716,918
Sligro Food Group N.V.	42,271	1,196,359
Takeaway.com N.V. *	45,605	4,361,825
TKH Group N.V.	53,297	2,556,681
TomTom N.V. *	84,050	1,026,121
Vastned Retail N.V.	22,804	664,236
Wereldhave N.V.	51,809	1,037,824
Wessanen	68,487	855,278
		48,421,760

New Zealand 1.0%
Argosy Property Ltd.	1,049,622	969,825
Chorus Ltd.	545,997	1,735,576
EBOS Group Ltd.	117,412	1,756,507
Freightways Ltd.	194,328	976,824
Genesis Energy Ltd.	644,586	1,398,499
Goodman Property Trust	1,330,931	1,829,932
Heartland Group Holdings Ltd.	498,560	496,818
Infratil Ltd.	555,048	1,592,813
Kathmandu Holdings Ltd.	233,687	384,678
Mainfreight Ltd.	99,891	2,592,501
Metlifecare Ltd.	214,296	587,931
New Zealand Refining Co., Ltd.	228,275	295,145
Precinct Properties New Zealand Ltd.	1,179,841	1,387,794
Pushpay Holdings Ltd. *	227,000	436,665
Restaurant Brands New Zealand Ltd. *	43,525	278,630
Scales Corp., Ltd.	132,369	396,554
SKY Network Television Ltd.	507,134	351,834
Summerset Group Holdings Ltd.	276,778	1,054,366
Synlait Milk Ltd. *	122,394	721,763
Tourism Holdings Ltd.	173,220	410,779
Vector Ltd.	306,963	689,222
Vital Healthcare Property Trust	484,706	802,473
Z Energy Ltd.	464,875	1,858,867
		23,005,996

Norway 1.8%
Akastor A.S.A. *	193,764	241,720
Aker Solutions A.S.A. *	182,886	547,277
Atea A.S.A. *	105,208	1,344,814
Austevoll Seafood A.S.A.	114,349	1,174,726
Bakkafrost P/F	50,105	2,946,463
Borr Drilling Ltd. *	95,577	533,185
Borregaard A.S.A.	124,781	1,249,694
BW LPG Ltd. *	88,337	435,950
DNO A.S.A.	777,887	1,030,634
Elkem A.S.A.	302,945	764,494
Entra A.S.A.	178,177	2,684,517
Security	Number of Shares	Value ($)
Evry A/S	218,124	766,503
Frontline Ltd. *	96,470	827,907
Grieg Seafood A.S.A.	66,713	819,054
Hoegh LNG Holdings Ltd. (a)	50,196	176,668
Kongsberg Gruppen A.S.A.	93,258	1,221,763
Nordic Semiconductor A.S.A. *	187,258	848,869
Norway Royal Salmon A.S.A.	20,720	424,127
Norwegian Air Shuttle A.S.A. *(a)	49,649	198,514
Norwegian Finans Holding A.S.A. *	203,180	1,573,006
Ocean Yield A.S.A.	58,829	328,829
PGS A.S.A. *	392,359	470,077
Sbanken A.S.A.	102,770	710,996
Scatec Solar A.S.A.	103,992	1,208,220
Seadrill Ltd. *(a)	81,629	193,982
SpareBank 1 Oestlandet	37,796	343,666
SpareBank 1 SMN	164,449	1,733,656
SpareBank 1 SR-Bank A.S.A.	221,415	2,297,732
Stolt-Nielsen Ltd.	31,319	339,458
Storebrand A.S.A.	582,920	3,356,851
TGS Nopec Geophysical Co. A.S.A.	148,566	3,585,977
Tomra Systems A.S.A.	137,049	3,852,798
Veidekke A.S.A.	133,199	1,377,883
Wallenius Wilhelmsen A.S.A.	128,972	283,260
XXL A.S.A. *(a)	126,237	316,901
		40,210,171

Poland 0.7%
Alior Bank S.A. *	120,185	1,222,441
AmRest Holdings SE *	91,450	948,587
Asseco Poland S.A.	92,577	1,304,066
Bank Handlowy w Warszawie S.A.	40,332	511,772
Bank Millennium S.A. *	754,116	1,265,419
Budimex S.A.	14,213	468,763
CCC S.A.	37,180	1,154,167
Ciech S.A. *	31,127	282,121
Enea S.A. *	272,409	594,959
Energa S.A. *	263,989	439,655
Eurocash S.A.	95,047	491,513
Grupa Azoty S.A. *	57,568	549,309
Jastrzebska Spolka Weglowa S.A.	63,487	475,040
Kernel Holding S.A.	65,752	748,245
KRUK S.A.	20,228	845,390
Orange Polska S.A. *	833,689	1,338,075
PKP Cargo S.A.	36,741	256,228
PLAY Communications S.A.	132,408	1,145,417
Tauron Polska Energia S.A. *	1,228,997	462,891
Warsaw Stock Exchange	33,952	335,934
		14,839,992

Portugal 0.4%
Altri, SGPS, S.A.	90,152	570,859
Banco Comercial Portugues S.A.	9,652,715	2,053,726
Corticeira Amorim SGPS S.A.	45,738	460,876
CTT-Correios de Portugal S.A.	196,972	407,801
Mota-Engil, SGPS, S.A.	104,763	218,511
NOS, SGPS S.A.	281,687	1,658,061
REN - Redes Energeticas Nacionais, SGPS, S.A.	475,858	1,336,299
Semapa-Sociedade de Investimento e Gestao	30,603	406,441
Sonae, SGPS, S.A.	1,227,053	1,114,816
The Navigator Co. S.A.	314,922	1,065,394
		9,292,784

25
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Republic of Korea 4.2%
ABLBio, Inc. *	29,102	443,287
Able C&C Co., Ltd. *	22,268	186,601
Advanced Process Systems Corp.	13,989	307,209
Aekyung Industrial Co., Ltd.	8,320	221,867
Ahnlab, Inc.	7,704	393,707
AK Holdings, Inc.	6,280	172,651
Amicogen, Inc. *	22,767	380,625
Ananti, Inc. *	54,737	549,065
Anterogen Co., Ltd. *	5,564	184,663
Aprogen pharmaceuticals, Inc. *	309,501	200,585
Asiana Airlines, Inc. *	134,535	639,770
BH Co., Ltd. *	26,423	342,490
Binex Co., Ltd. *	29,655	199,536
Binggrae Co., Ltd.	5,919	278,541
Bukwang Pharmaceutical Co., Ltd.	42,855	491,793
Cafe24 Corp. *	6,672	367,408
Caregen Co., Ltd. *(b)	4,634	219,505
Celltrion Pharm, Inc. *	21,139	577,668
Chong Kun Dang Pharmaceutical Corp.	8,596	588,325
Chongkundang Holdings Corp.	4,415	323,311
CJ CGV Co., Ltd.	15,057	417,059
CJ Hello Co., Ltd.	32,776	170,205
CMG Pharmaceutical Co., Ltd. *	154,523	357,205
Com2uSCorp	11,974	929,252
Cosmax, Inc.	8,496	500,115
CrystalGenomics, Inc. *	42,940	471,498
Cuckoo Holdings Co., Ltd.	1,975	171,207
Cuckoo Homesys Co., Ltd.	6,793	227,415
Dae Han Flour Mills Co., Ltd.	1,229	180,608
Daea TI Co., Ltd.	82,210	352,935
Daeduck Electronics Co.	61,318	477,382
Daesang Corp.	23,321	417,805
Daewoong Co., Ltd.	24,823	338,146
Daewoong Pharmaceutical Co., Ltd.	5,587	772,609
Daishin Securities Co., Ltd.	48,000	463,653
Daou Technology, Inc.	32,343	520,692
Dawonsys Co., Ltd.	25,097	281,791
DB HiTek Co., Ltd.	47,497	576,434
Dentium Co., Ltd.	7,932	449,234
DIO Corp. *	12,752	463,231
Dong-A Socio Holdings Co., Ltd.	3,700	268,813
Dong-A ST Co., Ltd.	5,507	387,365
Dongjin Semichem Co., Ltd.	36,489	411,207
DongKook Pharmaceutical Co., Ltd.	6,010	324,503
Dongkuk Steel Mill Co., Ltd. *	72,092	360,683
Dongwon F&B Co., Ltd.	1,263	227,314
Dongwon Industries Co., Ltd.	1,731	327,264
DoubleUGames Co., Ltd.	11,961	547,071
Duzone Bizon Co., Ltd.	22,776	1,079,333
Ecopro Co., Ltd. *	21,698	360,962
Enzychem Lifesciences Corp. *	7,321	340,891
Eo Technics Co., Ltd.	10,140	611,121
Esmo Corp. *	112,396	535,418
Eutilex Co., Ltd. *	5,588	271,269
F&F Co., Ltd.	8,697	563,645
Feelux Co., Ltd. *	62,668	222,992
Foosung Co., Ltd. *	61,968	465,559
G-treeBNT Co., Ltd. *	24,402	420,047
Gamevil, Inc. *	6,036	153,485
GemVax & Kael Co., Ltd. *	38,947	382,637
Genexine Co., Ltd. *	15,103	649,632
Grand Korea Leisure Co., Ltd.	20,676	329,450
Green Cross Cell Corp.	7,115	229,677
Green Cross Corp.	7,126	635,383
Green Cross Holdings Corp.	34,554	527,760
GS Home Shopping, Inc.	3,930	517,511
Security	Number of Shares	Value ($)
Halla Holdings Corp.	10,272	360,845
Hana Tour Service, Inc.	11,169	385,440
Hanall Biopharma Co., Ltd. *	44,974	987,664
Hancom, Inc.	20,648	172,173
Handsome Co., Ltd.	16,583	403,195
Hanil Cement Co., Ltd.	2,863	238,731
Hanjin Kal Corp.	38,695	942,417
Hanjin Transportation Co., Ltd.	14,525	351,358
Hankook Shell Oil Co., Ltd.	770	205,015
Hankook Technology Group Co., Ltd.	31,268	380,766
Hansae Co., Ltd.	20,903	305,456
Hansol Chemical Co., Ltd.	10,761	698,299
Hansol Paper Co., Ltd.	21,601	283,555
Hanwha General Insurance Co., Ltd.	113,058	305,222
Hanwha Investment & Securities Co., Ltd. *	122,181	208,300
Harim Holdings Co., Ltd.	33,268	265,320
HLB Life Science Co., Ltd. *	48,668	287,689
HS Industries Co., Ltd.	54,220	396,159
Huchems Fine Chemical Corp.	26,167	460,150
Hugel, Inc. *	2,528	768,053
Huons Co., Ltd.	6,122	229,717
Huons Global Co., Ltd.	6,433	154,286
Hyosung Advanced Materials Corp. *	3,860	431,810
Hyosung Chemical Corp.	2,979	370,146
Hyosung Corp.	11,037	787,283
Hyosung Heavy Industries Corp. *	9,927	290,127
Hyundai Electric & Energy System Co., Ltd. *	14,847	155,671
Hyundai Elevator Co., Ltd. *	19,605	1,273,819
Hyundai Greenfood Co., Ltd.	61,000	579,154
Hyundai Home Shopping Network Corp.	7,598	584,003
Hyundai Merchant Marine Co., Ltd. *	340,142	953,380
Hyundai Rotem Co., Ltd. *	60,685	859,234
i-SENS, Inc.	10,808	253,414
Iljin Materials Co., Ltd. *	20,100	707,752
Ilyang Pharmaceutical Co., Ltd. *	15,839	268,070
iMarketKorea, Inc.	24,649	233,008
InBody Co., Ltd.	14,272	282,789
Innocean Worldwide, Inc.	13,958	776,693
Innox Advanced Materials Co., Ltd. *	7,426	299,186
Inscobee, Inc. *	100,940	237,506
Insun ENT Co., Ltd. *	39,412	236,228
INTOPS Co., Ltd.	14,898	158,051
iNtRON Biotechnology, Inc. *	30,695	326,907
IS Dongseo Co., Ltd.	17,061	424,676
JB Financial Group Co., Ltd.	178,452	808,835
Jeil Pharmaceutical Co., Ltd.	10,046	247,159
Jenax, Inc. *	20,080	93,997
Jusung Engineering Co., Ltd.	37,251	206,053
JW Holdings Corp.	40,673	206,177
JW Pharmaceutical Corp.	16,337	361,471
JYP Entertainment Corp.	33,422	528,406
KEPCO Engineering & Construction Co., Inc.	14,246	209,353
KISWIRE Ltd.	9,102	174,713
KIWOOM Securities Co., Ltd.	13,957	758,201
Koh Young Technology, Inc.	15,186	960,370
Kolmar Korea Co., Ltd.	17,869	640,260
Kolmar Korea Holdings Co., Ltd.	7,400	124,326
Kolon Industries, Inc.	23,522	772,900
Kolon Life Science, Inc. *	8,577	111,882
Komipharm International Co., Ltd. *	44,351	443,052
KONA I Co., Ltd. *	14,607	199,584
Korea Asset In Trust Co., Ltd.	68,106	190,894
Korea Electric Terminal Co., Ltd.	9,126	350,725
Korea Line Corp. *	13,939	267,560
Korea PetroChemical Ind Co., Ltd.	3,660	353,536

26
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Korea Real Estate Investment & Trust Co., Ltd.	199,176	348,609
Korean Reinsurance Co.	115,318	773,071
Kumho Industrial Co., Ltd.	36,412	387,793
Kumho Tire Co., Inc. *	164,544	556,970
Kwang Dong Pharmaceutical Co., Ltd.	43,565	256,085
Kyobo Securities Co., Ltd.	24,390	191,898
L&F Co., Ltd.	19,263	465,970
LEENO Industrial, Inc.	11,202	513,280
LegoChem Biosciences, Inc. *	8,279	313,389
LF Corp.	21,003	334,661
LG Hausys Ltd.	6,928	336,891
LG Innotek Co., Ltd.	17,331	1,409,373
LG International Corp.	30,086	427,227
LIG Nex1 Co., Ltd.	13,673	351,632
Lock&Lock Co., Ltd.	19,634	193,706
Lotte Confectionery Co., Ltd.	1,624	202,455
Lotte Food Co., Ltd.	417	152,513
LOTTE Himart Co., Ltd.	14,045	362,938
LS Industrial Systems Co., Ltd.	19,514	740,283
Maeil Dairies Co., Ltd.	3,914	295,671
Medipost Co., Ltd. *	18,486	447,937
Meritz Financial Group, Inc.	38,679	410,341
Meritz Fire & Marine Insurance Co., Ltd.	69,426	1,028,852
Meritz Securities Co., Ltd.	352,633	1,384,330
Mezzion Pharma Co., Ltd. *	6,037	507,881
Mirae Asset Life Insurance Co., Ltd.	88,492	301,366
Modetour Network, Inc.	18,916	231,130
Namhae Chemical Corp.	31,762	231,807
Namyang Dairy Products Co., Ltd.	591	248,842
Naturecell Co., Ltd. *	46,386	239,733
NEPES Corp.	19,100	509,333
Nexen Tire Corp.	40,335	310,692
NICE Holdings Co., Ltd.	26,520	430,232
NICE Information Service Co., Ltd.	42,859	467,070
NKMax Co., Ltd. *	27,228	238,280
NS Shopping Co., Ltd.	18,871	157,356
Orange Life Insurance Ltd.	40,965	911,461
Orion Holdings Corp.	23,938	310,280
Oscotec, Inc. *	29,169	437,083
Osstem Implant Co., Ltd. *	12,775	485,687
Pan Ocean Co., Ltd. *	236,092	947,292
Partron Co., Ltd.	47,380	455,709
Pearl Abyss Corp. *	7,570	1,216,825
Peptron, Inc. *	16,862	177,495
Pharmicell Co., Ltd. *	73,165	454,242
Poongsan Corp.	21,979	399,206
Posco ICT Co., Ltd.	69,748	287,054
S&T Motiv Co., Ltd.	10,717	462,744
Sam Chun Dang Pharm Co., Ltd.	16,816	442,179
Samchully Co., Ltd.	2,663	185,338
Samwha Capacitor Co., Ltd.	9,501	317,681
Samyang Corp.	4,515	186,750
Samyang Holdings Corp.	7,375	366,543
Sangsangin Co., Ltd. *	44,815	432,888
Seah Besteel Corp.	12,000	160,000
Sebang Global Battery Co., Ltd.	9,699	307,085
Seegene, Inc. *	18,785	335,765
Seobu T&D *	30,782	195,429
Seoul Semiconductor Co., Ltd.	43,746	532,717
SFA Engineering Corp.	21,366	702,057
SFA Semicon Co., Ltd. *	93,959	194,318
Shinsegae International, Inc.	2,978	456,073
Silicon Works Co., Ltd.	10,926	296,321
SK Chemicals Co., Ltd.	10,592	380,831
SK Discovery Co., Ltd.	13,864	254,674
SK Gas Ltd.	4,668	294,821
SK Materials Co., Ltd.	5,678	854,571
Security	Number of Shares	Value ($)
SK Securities Co., Ltd.	465,679	236,444
SKCKOLONPI, Inc.	15,970	404,771
SL Corp.	21,736	385,820
SM Entertainment Co., Ltd. *	20,945	515,303
Songwon Industrial Co., Ltd.	20,205	306,933
Soulbrain Co., Ltd.	10,678	600,348
SPC SAMLIP Co., Ltd.	2,628	189,845
STCUBE *	29,292	292,618
Studio Dragon Corp. *	7,892	403,966
Taekwang Industrial Co., Ltd.	722	639,592
Taeyoung Engineering & Construction Co., Ltd.	50,584	507,406
Taihan Electric Wire Co., Ltd. *	292,256	142,358
Telcon RF Pharmaceutical, Inc. *	79,240	330,371
TES Co., Ltd.	17,685	217,549
Tongyang, Inc.	254,709	333,303
Vieworks Co., Ltd.	8,709	177,595
Webzen, Inc. *	19,969	288,510
Wemade Co., Ltd.	11,260	283,998
WONIK IPS Co., Ltd.	46,091	894,232
YG Entertainment, Inc.	13,064	228,654
Young Poong Corp.	674	313,281
Youngone Corp.	38,688	1,124,308
Youngone Holdings Co., Ltd.	6,394	260,511
Yuanta Securities Korea Co., Ltd. *	91,845	202,078
Yungjin Pharmaceutical Co., Ltd. *	110,568	409,866
		92,936,622

Singapore 1.4%
Accordia Golf Trust	961,966	367,533
AIMS APAC REIT	704,468	716,047
Ascendas Hospitality Trust	1,076,416	838,040
Ascendas India Trust	1,006,308	1,037,356
Ascott Residence Trust	1,377,751	1,291,145
Asian Pay Television Trust	1,770,742	215,726
Best World International Ltd. (b)	321,868	234,579
Boustead Singapore Ltd.	386,740	199,336
Bukit Sembawang Estates Ltd.	240,322	878,340
Bumitama Agri Ltd.	399,459	161,258
Cache Logistics Trust	1,287,978	663,858
CapitaLand Retail China Trust	775,844	866,896
CDL Hospitality Trusts	962,865	1,110,571
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT	2,723,198	1,001,176
Far East Hospitality Trust	1,130,270	537,758
First Real Estate Investment Trust	625,930	451,218
First Resources Ltd.	637,561	680,212
Frasers Centrepoint Trust	708,468	1,404,475
Frasers Commercial Trust	832,231	983,895
Frasers Hospitality Trust	1,011,802	514,216
Frasers Logistics & Industrial Trust	1,844,596	1,622,266
GuocoLand Ltd.	370,064	525,538
Keppel DC REIT	1,031,105	1,360,238
Keppel Infrastructure Trust	4,476,913	1,662,061
Lippo Malls Indonesia Retail Trust	2,577,931	427,425
Manulife US Real Estate Investment Trust	1,430,703	1,301,940
NetLink NBN Trust	3,713,308	2,382,385
OUE Hospitality Trust	1,334,995	702,528
OUE Ltd.	330,286	345,238
Parkway Life Real Estate Investment Trust	483,560	1,077,134
Raffles Medical Group Ltd.	1,178,030	832,230
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,147,020	372,087
Sheng Siong Group Ltd.	535,328	455,368
Silverlake Axis Ltd.	942,827	309,246
Soilbuild Business Space REIT	1,315,471	516,819
SPH REIT	732,583	575,631

27
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Starhill Global REIT	1,682,946	909,897
Thomson Medical Group Ltd.	7,894,020	324,365
Yoma Strategic Holdings Ltd.	1,471,255	328,784
		30,184,815

Spain 1.6%
Aedas Homes SAU *	27,794	628,997
Almirall S.A.	73,282	1,397,755
Applus Services S.A.	183,320	2,440,743
Atresmedia Corp de Medios de Comunicaion S.A.	102,912	379,435
Bolsas y Mercados Espanoles SHMSF S.A.	94,774	2,454,779
Cia de Distribucion Integral Logista Holdings S.A.	80,145	1,577,201
Cie Automotive S.A.	69,032	1,602,533
Construcciones y Auxiliar de Ferrocarriles S.A.	23,024	1,001,530
Ebro Foods S.A.	97,871	2,042,439
Ence Energia y Celulosa S.A.	157,619	619,326
Euskaltel S.A.	120,154	1,012,245
Faes Farma S.A.	343,994	1,808,882
Fluidra S.A. *	74,969	913,109
Gestamp Automocion S.A.	193,161	864,914
Global Dominion Access S.A. *	143,464	625,639
Indra Sistemas S.A. *	151,423	1,193,963
Lar Espana Real Estate Socimi S.A.	84,520	631,997
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A.	1,687,440	588,707
Masmovil Ibercom S.A. *	97,051	1,990,058
Mediaset Espana Comunicacion S.A.	220,288	1,396,846
Melia Hotels International S.A.	137,312	1,134,111
Metrovacesa S.A.	55,490	529,810
Neinor Homes S.A. *	99,125	1,221,516
Pharma Mar S.A. *	210,957	467,885
Promotora de Informaciones S.A., Class A *	523,196	731,735
Prosegur Cash S.A.	456,207	711,396
Prosegur Cia de Seguridad S.A.	329,123	1,214,197
Sacyr S.A.	435,972	1,084,098
Tecnicas Reunidas S.A. *	37,708	945,961
Unicaja Banco S.A.	984,111	726,114
Viscofan S.A.	48,515	2,264,242
		36,202,163

Sweden 4.8%
AAK AB	213,424	4,251,374
Adapteo Oyj *	52,438	626,681
AF Poyry AB	121,518	2,740,933
Arjo AB, B Shares	280,986	1,125,457
Atrium Ljungberg AB, B Shares	58,743	1,209,985
Attendo AB	131,110	574,880
Avanza Bank Holding AB	149,322	1,190,702
Axfood AB	133,399	2,799,436
Beijer Ref AB	78,759	1,766,833
Betsson AB *	151,703	734,785
Bilia AB, A Shares	96,932	805,065
BillerudKorsnas AB	219,639	2,432,271
Bonava AB, B Shares	106,779	1,197,709
Bravida Holding AB	259,083	2,168,976
Bure Equity AB	63,681	980,527
Catena AB	25,672	956,797
Clas Ohlson AB, B Shares (a)	46,580	455,740
Cloetta AB, B Shares	257,841	768,780
Collector AB *	53,362	280,228
Concentric AB	49,318	571,290
Dometic Group AB	368,135	3,001,598
Security	Number of Shares	Value ($)
Evolution Gaming Group AB	155,176	2,914,653
Fabege AB	335,395	5,613,971
Getinge AB, B Shares	283,091	3,910,009
Haldex AB	38,072	198,381
Hansa Biopharma AB *	41,531	705,961
Hembla AB *	45,142	903,135
Hemfosa Fastigheter AB	202,025	2,040,480
Hexpol AB	310,937	2,331,996
Holmen AB, B Shares	133,083	3,123,925
Hufvudstaden AB, A Shares	137,699	2,551,282
Indutrade AB	116,889	3,342,138
Intrum AB (a)	91,854	2,335,970
Investment AB Oresund	37,568	469,657
JM AB	87,434	2,183,443
Klovern AB, B Shares	610,922	1,105,127
Kungsleden AB	236,202	2,186,966
Lifco AB, B Shares	56,883	2,766,773
Lindab International AB	85,158	821,465
Loomis AB, B Shares	94,490	3,198,870
Mekonomen AB *	52,259	418,049
Modern Times Group MTG AB, B Shares *	81,568	627,139
Munters Group AB *	66,581	271,163
Mycronic AB	84,600	1,033,475
NCC AB, B Shares	119,352	1,906,482
NetEnt AB *	235,242	576,903
Nobia AB	147,935	870,401
Nolato AB, B Shares	21,588	1,155,698
Nordic Entertainment Group AB, Class B	81,568	1,979,564
Nyfosa AB *	202,550	1,361,101
Pandox AB	93,680	1,837,912
Peab AB	256,888	2,106,069
Ratos AB, B Shares	254,980	563,167
Resurs Holding AB	153,845	873,798
Sagax AB, Class D	118,744	452,852
SAS AB *	237,819	326,168
Scandic Hotels Group AB	86,905	671,717
SkiStar AB	49,453	584,956
SSAB AB, A Shares	298,452	827,173
SSAB AB, B Shares	751,729	1,881,086
Sweco AB, B Shares	82,327	2,154,129
Thule Group AB	128,723	2,555,611
Vitrolife AB	79,706	1,381,696
Wallenstam AB, B Shares	202,973	2,282,898
Wihlborgs Fastigheter AB	165,022	2,657,031
		104,700,487

Switzerland 4.1%
Allreal Holding AG *	18,165	3,477,135
Alpiq Holding AG *	4,343	309,446
ALSO Holding AG *	3,397	484,084
ams AG *	97,346	3,898,956
APG SGA S.A.	1,266	333,949
Arbonia AG *	53,900	594,864
Aryzta AG *	1,187,623	960,709
Ascom Holding AG	44,197	452,043
Autoneum Holding AG (a)	3,375	370,774
Bachem Holding AG, Class B	7,023	1,022,095
Basilea Pharmaceutica AG *	13,456	615,240
Belimo Holding AG	588	2,971,348
Bell Food Group AG *	2,459	617,577
Berner Kantonalbank AG	5,558	1,213,329
BKW AG	23,061	1,505,625
Bobst Group S.A.	9,757	474,118
Bossard Holding AG, Class A	3,002	410,805
Bucher Industries AG	8,007	2,361,355
Burckhardt Compression Holding AG	4,035	952,218
Cembra Money Bank AG	35,253	3,577,140

28
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Comet Holding AG	9,295	759,983
Conzzeta AG	1,600	1,296,882
COSMO Pharmaceuticals N.V. *	9,126	763,690
Daetwyler Holding AG	9,295	1,450,450
dormakaba Holding AG *	3,801	2,564,220
EFG International AG *	90,917	555,913
Emmi AG	2,423	1,961,517
Forbo Holding AG	1,297	1,890,216
Galenica AG *	60,845	3,403,680
GAM Holding AG *	201,639	784,180
Hiag Immobilien Holding AG	3,572	427,795
Huber & Suhner AG	21,458	1,374,943
Idorsia Ltd. *	109,751	3,083,610
Implenia AG	19,021	650,149
Inficon Holding AG	2,443	1,533,279
Interroll Holding AG	712	1,319,731
Intershop Holding AG	1,498	805,433
Kardex AG	7,284	1,021,799
Komax Holding AG (a)	4,325	819,584
Kudelski S.A. *(a)	40,660	247,794
Landis & Gyr Group AG *	32,951	2,700,820
LEM Holding S.A.	587	746,320
Leonteq AG *(a)	12,721	394,956
Liechtensteinische Landesbank AG	14,113	882,909
Meyer Burger Technology AG *(a)	889,451	354,899
Mobimo Holding AG *	8,112	2,291,479
Rieter Holding AG	3,794	506,915
Schmolz & Bickenbach AG *	484,612	141,546
Schweiter Technologies AG	1,212	1,133,054
SFS Group AG	20,962	1,531,712
Siegfried Holding AG *	5,007	2,064,638
SIG Combibloc Group AG *	171,513	2,263,843
St. Galler Kantonalbank AG	3,296	1,462,372
Sunrise Communications Group AG *	42,160	3,176,540
Swissquote Group Holding S.A.	12,155	505,389
Tecan Group AG	14,835	3,562,379
u-blox Holding AG *	8,629	562,069
Valiant Holding AG	19,684	2,049,070
Valora Holding AG *	3,980	1,122,260
VAT Group AG *	32,218	3,874,821
Vetropack Holding AG	245	602,936
Vontobel Holding AG	34,695	1,812,857
VP Bank AG	2,970	467,660
VZ Holding AG	3,384	993,534
Ypsomed Holding AG *	3,956	514,966
Zehnder Group AG	11,607	422,894
		89,460,496

United Kingdom 13.4%
888 Holdings plc	343,725	638,792
AA plc	774,109	525,582
Acacia Mining plc *	182,562	591,406
AG Barr plc	104,146	754,664
Aggreko plc	302,681	2,824,367
AJ Bell plc	203,726	992,431
Alfa Financial Software Holdings plc *	116,388	112,402
Amigo Holdings plc (a)	183,370	177,760
AO World plc *(a)	366,043	309,821
Ascential plc	491,735	2,267,282
Assura plc	2,958,851	2,497,182
Aston Martin Lagonda Global Holdings plc *(a)	81,646	477,873
Avast plc	505,902	2,341,229
Bakkavor Group plc	181,725	243,445
Balfour Beatty plc	866,749	2,275,810
Bank of Cyprus Holdings plc *	421,104	735,493
Bank of Georgia Group plc	47,222	782,702
Security	Number of Shares	Value ($)
BBA Aviation plc	1,322,232	5,169,001
BCA Marketplace plc	939,681	2,764,848
Beazley plc	662,400	4,594,179
Big Yellow Group plc	191,287	2,492,660
Bodycote plc	233,425	2,036,843
Bovis Homes Group plc	167,237	2,093,724
Brewin Dolphin Holdings plc	341,181	1,264,804
Britvic plc	331,952	3,507,023
Cairn Energy plc *	723,674	1,471,815
Capita plc *	2,079,228	3,184,227
Card Factory plc	387,194	727,121
Centamin plc	1,358,709	2,400,976
Charter Court Financial Services Group plc	205,339	655,189
Chemring Group plc	350,860	763,149
Chesnara plc	183,321	629,586
Close Brothers Group plc	188,897	2,965,322
Coats Group plc	1,761,681	1,569,407
Computacenter plc	91,367	1,474,345
Countryside Properties plc	551,193	2,008,441
Cranswick plc	64,638	2,172,656
Crest Nicholson Holdings plc	319,749	1,352,019
Daejan Holdings plc	6,142	389,710
Daily Mail & General Trust plc N.V., Class A	174,260	1,719,003
De La Rue plc	138,305	360,450
Dechra Pharmaceuticals plc	125,105	4,570,775
Devro plc	216,579	513,806
Dignity plc	62,572	357,546
Diploma plc	140,150	2,705,305
Dixons Carphone plc	1,249,351	1,634,115
Domino's Pizza Group plc	574,122	1,676,669
Drax Group plc	493,058	1,621,271
Dunelm Group plc	120,183	1,282,157
EI Group plc *	555,037	1,900,777
Electrocomponents plc	555,118	3,927,854
Elementis plc	728,345	1,329,636
Entertainment One Ltd.	479,764	3,418,042
Equiniti Group plc	400,505	999,898
Essentra plc	332,326	1,626,988
Ferrexpo plc	357,238	879,261
Firstgroup plc *	1,525,353	2,414,947
Funding Circle Holdings plc *(a)	181,442	247,485
Galliford Try plc	138,636	988,546
Games Workshop Group plc	40,759	2,174,160
Genus plc	81,695	2,616,647
Georgia Capital plc *	42,613	517,925
GoCo Group plc	368,365	337,357
Grafton Group plc	272,635	2,498,515
Grainger plc	747,326	2,222,540
Great Portland Estates plc	341,684	2,897,027
Greencore Group plc	554,419	1,417,243
Greene King plc	384,770	3,941,798
Greggs plc	126,055	3,245,331
Halfords Group plc	243,879	537,288
Hansteen Holdings plc	506,028	572,511
Hastings Group Holdings plc	393,898	877,867
Hays plc	1,681,133	2,866,316
Helical plc	132,574	568,323
Hill & Smith Holdings plc	100,139	1,402,475
Hochschild Mining plc	327,373	873,931
HomeServe plc	342,091	4,782,747
Hunting plc	176,584	982,792
Ibstock plc	490,208	1,279,968
IG Group Holdings plc	459,984	3,023,914
Indivior plc *	911,583	669,656
Inmarsat plc	588,644	4,329,957
IntegraFin Holdings plc	257,465	1,211,886

29
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Intermediate Capital Group plc	348,711	5,673,695
International Personal Finance plc	285,184	306,676
Intu Properties plc *(a)	1,106,140	548,949
ITE Group plc	895,202	779,509
IWG plc	842,322	4,279,730
J.D. Wetherspoon plc	89,579	1,722,591
John Laing Group plc	635,590	2,738,601
Jupiter Fund Management plc	520,468	2,165,873
Just Group plc *	1,293,297	703,729
Keller Group plc	92,972	737,101
Kier Group plc (a)	195,979	280,441
Lancashire Holdings Ltd.	250,832	2,080,290
LondonMetric Property plc	807,151	2,017,094
Lookers plc	406,860	230,900
Man Group plc	1,887,742	3,831,262
Marshalls plc	256,000	2,163,682
Marston's plc	773,169	1,196,779
McCarthy & Stone plc	654,803	1,070,978
Metro Bank plc *(a)	195,624	640,391
Mitchells & Butlers plc *	280,199	1,190,929
Mitie Group plc	469,221	837,732
Moneysupermarket.com Group plc	650,183	2,957,468
Morgan Advanced Materials plc	351,834	1,095,198
N Brown Group plc	184,435	242,134
National Express Group plc	531,006	2,744,535
NCC Group plc	333,560	717,395
NewRiver REIT plc (a)	366,489	728,408
Northgate plc	166,384	653,484
OneSavings Bank plc	303,577	1,189,731
Pagegroup plc	389,470	1,985,487
Paragon Banking Group plc	319,794	1,698,830
Petra Diamonds Ltd. *	1,041,962	101,136
Petrofac Ltd.	327,275	1,666,828
Pets at Home Group plc	588,877	1,658,083
Playtech plc	388,827	1,756,808
Plus500 Ltd.	137,072	1,137,816
Polypipe Group plc	239,284	1,092,795
Premier Foods plc *	904,780	360,868
Premier Oil plc *	1,038,370	1,021,274
Primary Health Properties plc	1,394,436	2,319,761
Provident Financial plc	317,623	1,560,034
PZ Cussons plc	225,751	577,355
QinetiQ Group plc	702,094	2,467,661
Rank Group plc	213,431	419,002
Rathbone Brothers plc	67,962	1,845,716
RDI REIT plc	322,161	397,837
Redrow plc	283,309	1,904,554
Renewi plc	765,270	287,051
Rhi Magnesita N.V.	42,902	2,310,416
Rotork plc	1,109,917	4,184,903
RPS Group plc	274,507	451,316
Safestore Holdings plc	259,136	2,117,601
Saga plc	1,431,033	716,633
Sanne Group plc	172,031	1,095,727
Savills plc	166,705	1,678,990
Schroder Real Estate Investment Trust Ltd.	679,938	435,561
Senior plc	535,385	1,319,686
Serco Group plc *	1,373,932	2,441,262
Shaftesbury plc	279,787	2,950,797
SIG plc	748,491	1,149,465
Sirius Minerals plc *(a)	6,051,248	762,745
Soco International plc	402,761	308,036
Softcat plc	153,471	1,943,809
Sophos Group plc	422,649	1,972,934
Spectris plc	147,461	4,150,219
Spire Healthcare Group plc	355,485	455,873
Sports Direct International plc *	240,451	729,741
Security	Number of Shares	Value ($)
SSP Group plc	549,818	4,734,044
ST Modwen Properties plc	217,678	1,078,954
Stagecoach Group plc	512,267	769,225
Stobart Group Ltd.	413,533	606,360
Superdry plc	87,461	421,158
Synthomer plc	431,466	1,624,725
TalkTalk Telecom Group plc (a)	833,186	1,033,975
TBC Bank Group plc	46,822	702,513
Ted Baker plc	34,523	384,701
Telecom Plus plc	72,230	1,020,398
The Go-Ahead Group plc	54,804	1,388,256
The Restaurant Group plc	604,473	1,128,530
The Unite Group plc	357,673	4,560,650
Thomas Cook Group plc *(a)	1,713,310	107,249
TP ICAP plc	704,439	2,499,066
Tritax Big Box REIT plc	2,135,535	3,643,667
Tullow Oil plc	1,740,994	4,331,712
UDG Healthcare plc	313,042	2,992,721
Ultra Electronics Holdings plc	86,388	2,291,423
Vectura Group plc *	827,125	776,136
Vesuvius plc	262,720	1,489,704
Victrex plc	103,884	2,628,985
WH Smith plc	130,934	3,122,188
William Hill plc	1,084,977	2,354,627
Wizz Air Holdings plc *	35,756	1,565,895
Workspace Group plc	165,274	1,710,871
		294,185,619
Total Common Stock
(Cost $2,259,590,662)		2,165,330,547

Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	9,500	452,999
Jungheinrich AG	60,483	1,288,178
Schaeffler AG	93,373	634,443
Sixt SE	20,598	1,408,648
		3,784,268

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	44,536	457,102

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	27,998	208,497

Sweden 0.1%
Hemfosa Fastigheter AB	13,008	261,306
Klovern AB	20,190	751,453
		1,012,759
Total Preferred Stock
(Cost $6,791,000)		5,462,626

Rights 0.0% of net assets

Singapore 0.0%
Soilbuild Business Space REIT *(b)	236,785	2,560
Total Rights
(Cost $—)		2,560

30
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Other Investment Companies 3.6% of net assets

Switzerland 0.3%
BB Biotech AG	69,486	4,438,340
HBM Healthcare Investments AG, Class A *	7,415	1,438,860
		5,877,200

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	658,552	861,367
Picton Property Income Ltd.	634,577	670,034
UK Commercial Property REIT Ltd.	792,642	791,562
		2,322,963

United States 3.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	2,035,557	2,035,557
Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	68,896,383	68,896,383
		70,931,940
Total Other Investment Companies
(Cost $78,846,277)		79,132,103

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	77	7,099,015	139,722
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $65,060,287.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
31
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 97.3% of net assets

Brazil 6.8%
Ambev S.A.	5,419,070	24,549,874
Atacadao S.A.	412,363	2,225,375
B2W Cia Digital *	225,527	2,565,164
B3 S.A. - Brasil Bolsa Balcao	2,483,100	26,920,981
Banco Bradesco S.A.	1,298,834	9,523,903
Banco BTG Pactual S.A.	301,091	4,268,407
Banco do Brasil S.A.	1,295,228	14,493,815
Banco Santander Brasil S.A.	479,012	4,938,268
BB Seguridade Participacoes S.A.	823,914	6,514,029
BR Malls Participacoes S.A.	952,994	3,108,842
BRF S.A. *	701,975	6,479,194
CCR S.A.	1,414,126	5,561,093
Centrais Eletricas Brasileiras S.A.	461,769	5,133,747
Cia Energetica de Minas Gerais	63,512	270,205
Cia Paranaense de Energia	64,712	882,308
Cielo S.A.	1,327,889	2,490,475
Companhia de Saneamento Basico do Estado de Sao Paulo	416,720	5,213,790
Companhia Siderurgica Nacional S.A.	810,790	2,817,614
Cosan S.A.	214,443	2,594,261
CVC Brasil Operadora e Agencia de Viagens S.A.	151,606	1,947,082
EDP - Energias do Brasil S.A.	360,523	1,753,669
Embraer S.A.	888,123	3,857,947
Energisa S.A.	237,247	2,726,601
Engie Brasil Energia S.A.	208,016	2,264,305
Equatorial Energia S.A.	212,331	4,921,093
Fleury S.A.	285,719	1,659,469
Grendene S.A.	331,253	645,319
Guararapes Confeccoes S.A.	78,948	403,127
Hapvida Participacoes e Investimentos S.A.	174,855	2,188,121
Hypera S.A.	513,443	3,997,256
IRB Brasil Resseguros S.A.	342,199	8,985,187
Itau Unibanco Holding S.A. ADR	5,975,747	49,240,155
JBS S.A.	1,212,774	8,699,148
Klabin S.A.	919,922	3,352,700
Kroton Educacional S.A.	1,845,351	4,501,510
Localiza Rent a Car S.A.	686,707	7,817,312
Lojas Americanas S.A.	150,010	523,122
Lojas Renner S.A.	991,339	12,127,241
M Dias Branco S.A.	118,693	1,039,806
Magazine Luiza S.A.	729,176	6,403,803
Multiplan Empreendimentos Imobiliarios S.A.	366,526	2,305,312
Natura Cosmeticos S.A.	231,327	3,693,663
Notre Dame Intermedica Participacoes S.A.	452,634	6,142,906
Odontoprev S.A.	325,914	1,342,398
Petrobras Distribuidora S.A.	904,153	6,301,633
Petroleo Brasileiro S.A.	3,657,369	25,021,495
Porto Seguro S.A.	124,398	1,685,854
Raia Drogasil S.A.	281,319	6,266,057
Rumo S.A. *	1,390,192	7,435,081
Sao Martinho S.A.	173,638	749,650
Sul America S.A.	267,220	3,133,152
Security	Number of Shares	Value ($)
Suzano S.A.	748,454	5,267,180
Tim Participacoes S.A.	1,004,001	2,988,532
Transmissora Alianca de Energia Eletrica S.A.	267,351	1,818,054
Ultrapar Participacoes S.A.	1,069,065	4,248,112
Vale S.A. *	4,282,656	47,229,232
Via Varejo S.A. *	569,610	1,065,555
WEG S.A.	878,818	4,785,200
YDUQS Part	307,295	2,339,553
		393,423,937

Chile 1.0%
AES Gener S.A.	3,236,603	694,575
Aguas Andinas S.A., A Shares	3,632,844	2,004,432
Banco de Chile	32,393,847	4,628,175
Banco de Credito e Inversiones S.A.	54,887	3,470,843
Banco Santander Chile	78,598,228	5,631,130
Cencosud S.A.	1,703,365	2,556,734
Cia Cervecerias Unidas S.A.	185,505	2,111,512
Colbun S.A.	12,020,909	2,146,815
Empresa Nacional de Telecomunicaciones S.A. *	171,938	1,501,627
Empresas CMPC S.A.	1,404,858	3,250,879
Empresas COPEC S.A.	607,720	5,490,828
Enel Americas S.A.	45,481,328	7,471,447
Enel Chile S.A.	32,473,632	2,808,116
Engie Energia Chile S.A.	606,505	1,039,326
Itau CorpBanca	225,857,540	1,757,829
Latam Airlines Group S.A.	389,914	3,283,888
Parque Arauco S.A.	727,774	2,041,135
Plaza S.A.	294,000	715,014
S.A.C.I. Falabella	860,675	4,844,493
		57,448,798

China 33.7%
360 Security Technology, Inc., A Shares	94,800	293,659
3SBio, Inc. *	1,593,052	2,456,057
51job, Inc. ADR *	29,852	2,147,254
58.com, Inc. ADR *	119,610	6,433,822
AECC Aviation Power Co., Ltd., A Shares	91,100	299,890
Agile Group Holdings Ltd.	1,751,070	2,239,303
Agricultural Bank of China Ltd., A Shares	1,213,300	576,390
Agricultural Bank of China Ltd., H Shares	39,847,031	15,358,348
Aier Eye Hospital Group Co., Ltd., A Shares	68,900	325,198
Air China Ltd., H Shares	2,455,369	2,127,787
Aisino Corp., A Shares	88,400	263,829
Alibaba Group Holding Ltd. ADR *	1,508,451	264,024,179
Alibaba Health Information Technology Ltd. *	4,708,445	4,464,861
Alibaba Pictures Group Ltd. *	17,813,781	2,932,834
Aluminum Corp. of China Ltd., H Shares *	5,229,851	1,535,178
Angang Steel Co., Ltd., H Shares	1,976,930	686,281
Anhui Conch Cement Co., Ltd., A Shares	165,200	910,135
Anhui Conch Cement Co., Ltd., H Shares	1,477,396	8,324,712
Anhui Expressway Co., Ltd., H Shares	506,336	286,275
Anhui Gujing Distillery Co., Ltd., A Shares	59,800	1,044,432

32
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
ANTA Sports Products Ltd.	1,502,824	12,467,032
Autohome, Inc. ADR *	68,218	5,945,881
Avic Capital Co., Ltd., A Shares	382,400	249,519
AviChina Industry & Technology Co., Ltd., H Shares	3,312,704	1,733,437
BAIC Motor Corp., Ltd., H Shares	2,867,966	1,617,849
Baidu, Inc. ADR *	343,445	35,879,699
Bank of Beijing Co., Ltd., A Shares	454,000	333,031
Bank of China Ltd., H Shares	96,815,929	36,945,335
Bank of Communications Co., Ltd., A Shares	327,000	247,180
Bank of Communications Co., Ltd., H Shares	9,395,542	6,151,497
Bank of Nanjing Co., Ltd., A Shares	260,800	284,231
Bank of Ningbo Co., Ltd., A Shares	130,700	417,100
Bank of Shanghai Co., Ltd., A Shares	316,170	398,470
Baoshan Iron & Steel Co., Ltd., A Shares	391,400	317,736
BBMG Corp., A Shares	1,264,700	595,506
BBMG Corp., H Shares	2,974,001	846,423
BeiGene Ltd. ADR *	41,194	5,921,637
Beijing Capital International Airport Co., Ltd., H Shares	2,028,619	1,703,601
Beijing Enterprises Holdings Ltd.	603,920	2,878,801
Beijing Enterprises Water Group Ltd. *	6,910,713	3,633,805
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,100,633	340,483
Beijing New Building Materials plc, A Shares	107,600	273,623
Beijing North Star Co., Ltd., H Shares	756,138	259,594
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	97,100	275,006
Beijing Shiji Information Technology Co., Ltd., A Shares	60,800	288,836
Beijing Tongrentang Co., Ltd., A Shares	172,200	668,878
Bengang Steel Plates Co., Ltd., A Shares	477,400	264,148
BOE Technology Group Co., Ltd., A Shares	1,384,100	707,811
Bosideng International Holdings Ltd.	3,345,140	1,148,440
Brilliance China Automotive Holdings Ltd.	3,401,207	3,615,927
BYD Co., Ltd., H Shares (a)	898,397	4,655,174
BYD Electronic International Co., Ltd.	1,092,476	1,314,817
CAR, Inc. *	915,657	649,754
Central China Securities Co., Ltd., H Shares	2,242,925	446,561
CGN Power Co., Ltd., H Shares	14,198,734	3,751,125
Changchun High & New Technology Industry Group, Inc., A Shares	6,600	324,283
China Agri-Industries Holdings Ltd.	2,830,220	798,278
China BlueChemical Ltd., H Shares	2,479,495	658,216
China Cinda Asset Management Co., Ltd., H Shares	10,769,354	2,240,365
China CITIC Bank Corp., Ltd., H Shares	11,946,597	6,251,290
China Coal Energy Co., Ltd., A Shares	938,700	632,183
China Coal Energy Co., Ltd., H Shares	1,726,291	685,198
China Communications Construction Co., Ltd., A Shares	347,000	483,870
China Communications Construction Co., Ltd., H Shares	5,150,799	3,996,868
China Communications Services Corp., Ltd., H Shares	3,108,727	1,741,762
China Conch Venture Holdings Ltd.	2,068,202	6,889,299
China Construction Bank Corp., H Shares	117,095,771	86,977,274
China Dongxiang Group Co., Ltd.	4,858,678	520,882
China Eastern Airlines Corp., Ltd., H Shares *	2,686,540	1,265,206
Security	Number of Shares	Value ($)
China Everbright Bank Co., Ltd., A Shares	1,722,200	904,775
China Everbright Bank Co., Ltd., H Shares	2,761,531	1,152,496
China Everbright International Ltd.	4,523,712	3,550,681
China Everbright Ltd.	1,098,071	1,254,282
China Evergrande Group	2,678,054	5,550,690
China Foods Ltd.	961,685	417,305
China Fortune Land Development Co., Ltd., A Shares	69,100	257,592
China Galaxy Securities Co., Ltd., H Shares	4,820,128	2,300,762
China Gas Holdings Ltd.	2,391,486	9,889,047
China Hongqiao Group Ltd.	3,106,472	2,037,850
China Huarong Asset Management Co., Ltd., H Shares	13,281,279	2,084,907
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd., H Shares	1,311,715	2,270,078
China International Marine Containers Group Co., Ltd., H Shares	528,320	484,805
China International Travel Service Corp., Ltd., A Shares	37,500	500,279
China Jinmao Holdings Group Ltd.	7,404,071	4,138,913
China Jushi Co., Ltd., A Shares	219,400	250,760
China Life Insurance Co., Ltd., A Shares	174,700	704,219
China Life Insurance Co., Ltd., H Shares	9,671,287	22,637,330
China Literature Ltd. *(a)	253,445	779,547
China Longyuan Power Group Corp., Ltd., H Shares	4,059,290	2,232,898
China Machinery Engineering Corp., H Shares	1,283,656	502,954
China Medical System Holdings Ltd.	1,690,636	2,110,234
China Merchants Bank Co., Ltd., A Shares	418,700	2,005,454
China Merchants Bank Co., Ltd., H Shares	4,669,612	21,276,031
China Merchants Port Holdings Co., Ltd.	1,546,490	2,415,851
China Merchants Securities Co., Ltd., A Shares	128,300	286,466
China Merchants Securities Co., Ltd., H Shares	1,208,129	1,355,326
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	165,000	455,323
China Minsheng Banking Corp., Ltd., H Shares	8,632,155	5,684,739
China Mobile Ltd.	6,627,465	54,937,412
China Molybdenum Co., Ltd., H Shares	5,275,710	1,434,175
China National Accord Medicines Corp., Ltd., A Shares	53,800	357,514
China National Building Material Co., Ltd., H Shares	4,936,965	4,234,196
China National Chemical Engineering Co., Ltd., A Shares	331,700	256,295
China National Nuclear Power Co., Ltd., A Shares	369,300	278,123
China Oilfield Services Ltd., A Shares	473,429	797,758
China Oilfield Services Ltd., H Shares	1,818,666	2,251,471
China Overseas Land & Investment Ltd.	4,806,022	15,211,745
China Pacific Insurance (Group) Co., Ltd., A Shares	220,400	1,164,052
China Pacific Insurance (Group) Co., Ltd., H Shares	3,095,817	12,406,421
China Petroleum & Chemical Corp., A Shares	649,000	451,589

33
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
China Petroleum & Chemical Corp., H Shares	31,841,518	18,652,972
China Power International Development Ltd.	6,257,571	1,357,677
China Railway Construction Corp., Ltd., A Shares	200,400	254,805
China Railway Construction Corp., Ltd., H Shares	2,404,749	2,596,460
China Railway Group Ltd., H Shares	4,723,812	3,092,798
China Railway Signal & Communication Corp., Ltd., H shares	2,105,981	1,263,263
China Reinsurance Group Corp., H Shares	8,456,532	1,381,478
China Resources Beer Holdings Co., Ltd.	1,973,300	11,207,138
China Resources Cement Holdings Ltd.	2,726,154	2,418,114
China Resources Gas Group Ltd.	1,001,202	4,951,480
China Resources Land Ltd.	3,352,254	13,648,006
China Resources Pharmaceutical Group Ltd.	2,227,059	2,302,281
China Resources Power Holdings Co., Ltd.	2,296,462	3,036,411
China Shenhua Energy Co., Ltd., A Shares	283,500	740,340
China Shenhua Energy Co., Ltd., H Shares	4,052,871	7,924,341
China Shipbuilding Industry Co., Ltd., A Shares	446,400	379,225
China South City Holdings Ltd.	4,252,351	526,432
China Southern Airlines Co., Ltd., A Shares	721,600	662,416
China Southern Airlines Co., Ltd., H Shares	1,242,689	699,427
China State Construction Engineering Corp., Ltd., A Shares	657,900	502,824
China State Construction International Holdings Ltd.	2,489,022	2,245,897
China Taiping Insurance Holdings Co., Ltd.	1,838,491	4,143,752
China Telecom Corp., Ltd., H Shares	17,386,092	7,788,444
China Tower Corp., Ltd., H Shares	58,436,684	13,349,967
China Traditional Chinese Medicine Holdings Co., Ltd.	3,281,165	1,541,053
China Unicom Hong Kong Ltd.	7,330,873	7,307,155
China United Network Communications Ltd., A Shares	573,000	468,360
China Vanke Co., Ltd., A Shares	308,500	1,112,100
China Vanke Co., Ltd., H Shares	1,851,880	6,405,068
China Yangtze Power Co., Ltd., A Shares	223,700	581,989
China Zhongwang Holdings Ltd.	1,934,591	795,036
Chongqing Changan Automobile Co., Ltd., A Shares	525,875	587,816
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,075,921	1,487,839
Chongqing Zhifei Biological Products Co., Ltd., A Shares	51,800	345,888
CIFI Holdings Group Co., Ltd.	4,118,500	2,218,161
CIMC Enric Holdings Ltd.	927,660	536,326
CITIC Ltd.	6,031,407	7,151,151
CITIC Securities Co., Ltd., A Shares	95,800	298,764
CITIC Securities Co., Ltd., H Shares	3,060,026	5,483,197
CNOOC Ltd.	19,878,079	29,682,595
Contemporary Amperex Technology Co., Ltd., A Shares	27,600	278,699
COSCO Shipping Development Co., Ltd., H Shares	5,641,802	626,439
Security	Number of Shares	Value ($)
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,572,764	891,227
COSCO SHIPPING Holdings Co., Ltd., A Shares *	567,701	364,084
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,369,518	846,759
COSCO SHIPPING Ports Ltd.	2,207,886	1,935,865
Country Garden Holdings Co., Ltd.	9,226,137	11,480,640
Country Garden Services Holdings Co., Ltd.	1,565,122	4,534,356
CRRC Corp., Ltd., A Shares	311,300	316,650
CRRC Corp., Ltd., H Shares	5,184,225	3,566,270
CSC Financial Co., Ltd., H Shares	1,077,630	761,940
CSG Holding Co., Ltd., A Shares	838,646	487,462
CSPC Pharmaceutical Group Ltd.	5,514,161	11,034,867
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	385,184	342,152
Ctrip.com International Ltd. ADR *	477,429	15,459,151
Dali Foods Group Co., Ltd.	2,621,367	1,746,385
Daqin Railway Co., Ltd., A Shares	278,300	300,970
Datang International Power Generation Co., Ltd., A Shares	758,200	288,152
Datang International Power Generation Co., Ltd., H Shares	2,709,504	594,785
Dazhong Transportation Group Co., Ltd., A Shares	916,500	523,751
Dongfang Electric Corp., Ltd., H Shares	441,176	243,804
Dongfeng Motor Group Co., Ltd., H Shares	3,489,708	3,242,366
East Money Information Co., Ltd., A Shares	158,500	320,455
ENN Energy Holdings Ltd.	965,110	11,024,057
Everbright Securities Co., Ltd., A Shares	187,900	282,756
Everbright Securities Co., Ltd., H Shares	274,783	203,053
Far East Horizon Ltd.	2,594,598	2,321,292
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	71,400	268,461
Financial Street Holdings Co., Ltd., A Shares	281,000	287,792
Focus Media Information Technology Co., Ltd., A Shares	1,181,900	886,797
Foshan Electrical and Lighting Co., Ltd., A Shares	387,500	277,211
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	19,600	314,033
Fosun International Ltd.	2,861,897	3,681,766
Founder Securities Co., Ltd., A Shares	294,700	273,000
Foxconn Industrial Internet Co., Ltd., A Shares	169,900	337,331
Fullshare Holdings Ltd. *(a)	10,519,751	280,604
Future Land Development Holdings Ltd.	2,029,622	1,606,011
Fuyao Glass Industry Group Co., Ltd., H Shares	669,421	1,909,495
GCL-Poly Energy Holdings Ltd. *	13,334,775	519,071
GD Power Development Co., Ltd., A Shares	798,700	274,529
GDS Holdings Ltd. ADR *	52,772	2,128,822
Geely Automobile Holdings Ltd.	6,265,834	9,692,216
Gemdale Corp., A Shares	167,400	262,666
Genscript Biotech Corp. *	1,106,705	2,483,089
GF Securities Co., Ltd., H Shares *	2,104,061	2,161,702
Glodon Co., Ltd., A Shares	69,400	350,054
GOME Retail Holdings Ltd. *(a)	14,431,937	1,307,750
Great Wall Motor Co., Ltd., H Shares	3,998,993	2,541,684
Gree Electric Appliances, Inc. of Zhuhai, A Shares	114,400	887,131
Greenland Holdings Corp., Ltd., A Shares	302,900	280,596

34
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Greentown China Holdings Ltd.	1,081,463	893,013
Guangdong Electric Power Development Co., Ltd., A Shares	649,800	354,998
Guangdong Haid Group Co., Ltd., A Shares	65,400	301,551
Guangdong Investment Ltd.	3,727,038	7,858,062
Guanghui Energy Co., Ltd., A Shares	580,300	268,380
Guangshen Railway Co., Ltd., H shares	2,407,999	737,580
Guangzhou Automobile Group Co., Ltd., A Shares	431,760	707,635
Guangzhou Automobile Group Co., Ltd., H Shares	3,525,799	3,554,891
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	127,400	656,848
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	174,188	652,481
Guangzhou R&F Properties Co., Ltd., H Shares	1,532,011	2,467,532
Guizhou Panjiang Refined Coal Co., Ltd., A Shares	349,101	251,204
Guosen Securities Co., Ltd., A Shares	167,600	302,556
Guotai Junan Securities Co., Ltd., A Shares	166,200	396,864
Guotai Junan Securities Co., Ltd., H Shares	919,712	1,312,306
Haidilao International Holding Ltd.	459,404	2,140,076
Haier Electronics Group Co., Ltd.	1,558,356	4,057,312
Haier Smart Home Co., Ltd., A Shares	174,700	388,358
Haitian International Holdings Ltd.	748,580	1,410,153
Haitong Securities Co., Ltd., H Shares	4,606,028	4,391,256
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	201,200	869,233
Health & Happiness H&H International Holdings Ltd. (a)	225,438	939,403
Henan Shuanghui Investment & Development Co., Ltd., A Shares	82,100	256,498
Hengan International Group Co., Ltd.	913,122	6,013,400
HengTen Networks Group Ltd. *	29,276,493	467,058
HLA Corp., Ltd., A Shares	228,000	267,917
Hopson Development Holdings Ltd.	835,223	821,861
Huadian Fuxin Energy Corp., Ltd., H Shares	3,420,300	571,843
Huadian Power International Corp., Ltd., A Shares	1,186,600	623,392
Huadian Power International Corp., Ltd., H Shares	883,478	345,031
Huaneng Power International, Inc., A Shares	312,800	275,344
Huaneng Power International, Inc., H Shares	5,042,562	2,773,768
Huaneng Renewables Corp., Ltd., H Shares (b)	6,550,490	1,814,158
Huatai Securities Co., Ltd., A Shares	102,100	270,479
Huatai Securities Co., Ltd., H Shares	2,251,430	3,281,453
Huaxia Bank Co., Ltd., A Shares	346,600	350,620
Huaxin Cement Co., Ltd., B Shares	458,500	831,719
Huayu Automotive Systems Co., Ltd., A Shares	99,100	345,195
Huazhu Group Ltd. ADR	133,553	4,411,256
Hundsun Technologies, Inc., A Shares	31,400	325,977
Iflytek Co., Ltd., A Shares *	68,500	314,888
Industrial & Commercial Bank of China Ltd., A Shares	608,900	458,568
Industrial & Commercial Bank of China Ltd., H Shares	98,780,485	62,404,794
Industrial Bank Co., Ltd., A Shares	373,500	896,045
Security	Number of Shares	Value ($)
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	1,176,000	246,472
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	123,500	494,380
Innovent Biologics, Inc. *	1,261,184	4,080,356
iQIYI, Inc. ADR *	167,666	3,066,611
JD.com, Inc. ADR *	996,731	30,400,295
Jiangsu Expressway Co., Ltd., A Shares	301,900	424,778
Jiangsu Expressway Co., Ltd., H Shares	1,282,657	1,702,494
Jiangsu Hengrui Medicine Co., Ltd., A Shares	86,300	965,253
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	32,000	500,679
Jiangsu Zhongtian Technology Co., Ltd., A Shares	217,300	253,218
Jiangxi Bank Co., Ltd., H Shares	1,101,745	674,938
Jiangxi Copper Co., Ltd., H Shares	1,534,187	1,726,985
Jiayuan International Group Ltd.	1,507,224	602,093
Jizhong Energy Resources Co., Ltd., A Shares	527,000	260,665
Kingboard Holdings Ltd.	945,603	2,215,762
Kingboard Laminates Holdings Ltd.	1,372,885	1,084,592
KingClean Electric Co., Ltd., A Shares	99,093	289,373
Kingsoft Corp., Ltd. *	1,034,106	1,908,424
Kunlun Energy Co., Ltd.	3,693,489	3,219,579
Kweichow Moutai Co., Ltd., A Shares	21,900	3,494,453
KWG Group Holdings Ltd. *	1,590,820	1,386,703
Landing International Development Ltd. *	2,160,025	292,217
Lao Feng Xiang Co., Ltd., A Shares	98,400	738,447
Lee & Man Paper Manufacturing Ltd.	2,056,222	1,089,080
Legend Holdings Corp., H Shares	707,334	1,522,032
Li Ning Co., Ltd.	2,120,577	6,265,369
Livzon Pharmaceutical Group, Inc., H Shares	185,193	509,347
Logan Property Holdings Co., Ltd.	1,355,851	1,913,853
Longfor Group Holdings Ltd.	2,022,843	7,215,818
LONGi Green Energy Technology Co., Ltd., A Shares	92,500	357,360
Luxshare Precision Industry Co., Ltd., A Shares	138,190	472,669
Luye Pharma Group Ltd.	2,215,416	1,721,925
Luzhou Laojiao Co., Ltd., A Shares	32,400	438,579
Maanshan Iron & Steel Co., Ltd., H Shares	2,381,151	893,462
Meitu, Inc. *	2,220,891	561,221
Meituan Dianping., B Shares *	4,269,772	40,516,065
Metallurgical Corp. of China Ltd., A Shares	1,252,400	481,221
Metallurgical Corp. of China Ltd., H Shares	2,232,023	498,515
Momo, Inc. ADR	122,838	4,517,982
Muyuan Foodstuff Co., Ltd., A Shares	36,300	407,785
NARI Technology Co., Ltd., A Shares	112,800	272,662
NetEase, Inc. ADR	89,259	22,761,045
New China Life Insurance Co., Ltd., A Shares	113,800	766,882
New China Life Insurance Co., Ltd., H Shares	980,658	3,873,645
New Hope Liuhe Co., Ltd., A Shares	318,000	866,869
New Oriental Education & Technology Group, Inc. ADR *	171,549	19,453,657
Nine Dragons Paper Holdings Ltd.	2,108,163	1,598,204
NIO, Inc. ADR *(a)	200,133	572,380
Orient Securities Co., Ltd., H Shares	1,301,235	800,469
Oriental Pearl Group Co., Ltd., A Shares	189,500	247,301
PetroChina Co., Ltd., H Shares	25,910,372	12,863,669

35
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
PICC Property & Casualty Co., Ltd., H Shares	8,431,482	9,673,980
Pinduoduo, Inc. ADR *	138,801	4,548,509
Ping An Bank Co., Ltd., A Shares	369,900	731,841
Ping An Healthcare & Technology Co., Ltd. *(a)	205,976	1,221,079
Ping An Insurance Group Co. of China Ltd., A Shares	199,000	2,427,928
Ping An Insurance Group Co. of China Ltd., H Shares	6,866,982	78,789,292
Poly Developments and Holdings Group Co., Ltd., A Shares	257,300	483,538
Poly Property Group Co., Ltd.	2,832,098	993,991
Postal Savings Bank of China Co., Ltd., H Shares	11,723,963	7,062,493
Power Construction Corp. of China Ltd., A Shares	392,700	256,789
Qingdao Port International Co., Ltd., H Shares	1,317,944	782,153
Red Star Macalline Group Corp., Ltd., H Shares	826,517	654,011
SAIC Motor Corp., Ltd., A Shares	170,300	596,776
Sany Heavy Industry Co., Ltd., A Shares	173,900	327,293
SDIC Power Holdings Co., Ltd., A Shares	257,000	347,957
Seazen Holdings Co., Ltd., A Shares	49,900	172,841
SF Holding Co., Ltd., A Shares	66,200	383,122
Shaanxi Coal Industry Co., Ltd., A Shares	235,500	292,853
Shandong Chenming Paper Holdings Ltd., A Shares	800,450	515,590
Shandong Chenming Paper Holdings Ltd., H Shares	469,229	182,653
Shandong Gold Mining Co., Ltd., A Shares	79,660	443,879
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,916,771	3,011,566
Shanghai Electric Group Co., Ltd., H Shares	3,966,145	1,250,280
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	711,742	2,116,509
Shanghai Huayi Group Co., Ltd., A Shares	337,600	347,176
Shanghai Industrial Holdings Ltd.	583,314	1,137,542
Shanghai International Airport Co., Ltd., A Shares	38,300	449,786
Shanghai International Port Group Co., Ltd., A Shares	314,500	252,233
Shanghai Jahwa United Co., Ltd., A Shares	68,234	324,533
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	127,775	429,011
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	297,240	574,794
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	400,000	448,400
Shanghai Mechanical and Electrical Industry Co., Ltd., A Shares	225,870	558,284
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,013,766	1,914,878
Shanghai Pudong Development Bank Co., Ltd., A Shares	509,600	803,170
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	128,700	318,828
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	244,900	253,557
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	33,500	359,246
Security	Number of Shares	Value ($)
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	321,800	264,382
Shanying International Holding Co., Ltd., A Shares *	602,300	257,515
Shenwan Hongyuan Group Co., Ltd., A Shares	456,000	304,552
Shenzhen Expressway Co., Ltd., A Shares	434,999	582,876
Shenzhen Expressway Co., Ltd., H Shares	452,580	554,508
Shenzhen Inovance Technology Co., Ltd., A Shares	86,200	277,256
Shenzhen International Holdings Ltd.	1,069,115	2,024,883
Shenzhen Investment Ltd.	4,180,079	1,584,465
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	13,200	343,694
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	290,900	276,796
Shenzhou International Group Holdings Ltd.	903,917	12,286,262
Shimao Property Holdings Ltd.	1,480,080	4,193,530
Sihuan Pharmaceutical Holdings Group Ltd.	4,867,743	869,756
SINA Corp. *	78,199	3,219,453
Sino Biopharmaceutical Ltd.	7,869,524	11,710,855
Sino-Ocean Group Holding Ltd.	3,408,604	1,218,081
Sinofert Holdings Ltd. *	2,493,388	273,672
Sinopec Engineering Group Co., Ltd., H Shares	2,036,821	1,330,958
Sinopec Oilfield Service Corp., H Shares *	2,647,117	277,031
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,396,300	823,304
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,509,912	1,012,386
Sinopharm Group Co., Ltd., H Shares	1,511,999	5,470,741
Sinotrans Ltd., H Shares	3,340,610	1,078,668
Sinotruk Hong Kong Ltd.	916,003	1,414,568
SOHO China Ltd.	3,003,392	881,620
Spring Airlines Co., Ltd., A Shares	44,000	275,300
Sunac China Holdings Ltd.	2,769,878	11,100,228
Suning Universal Co., Ltd., A Shares	586,900	308,334
Suning.com Co., Ltd., A Shares	189,800	284,819
Sunny Optical Technology Group Co., Ltd.	818,207	11,351,005
TAL Education Group ADR *	398,709	14,206,002
TBEA Co., Ltd., A Shares	285,649	262,620
TCL Corp., A Shares	633,800	285,152
Tencent Holdings Ltd.	7,148,307	296,319,898
The People's Insurance Co. Group of China Ltd., H Shares	10,432,226	4,087,492
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	304,400	306,229
Tongcheng-Elong Holdings Ltd. *	424,536	677,277
TravelSky Technology Ltd., H Shares	1,216,142	2,443,040
Tsingtao Brewery Co., Ltd., H Shares	491,296	3,320,097
Vipshop Holdings Ltd. ADR *	530,329	4,438,854
Walvax Biotechnology Co., Ltd., A Shares	73,700	279,889
Weibo Corp. ADR *	64,350	2,662,159
Weichai Power Co., Ltd., A Shares	162,800	263,410
Weichai Power Co., Ltd., H Shares	2,465,657	3,776,204
Weifu High-Technology Group Co., Ltd., A Shares	169,100	399,536
Wens Foodstuffs Group Co., Ltd.	52,800	306,088
Wuliangye Yibin Co., Ltd., A Shares	70,000	1,383,960
WuXi AppTec Co., Ltd.	164,720	1,847,893
WuXi AppTec Co., Ltd., A Shares	74,340	900,556

36
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Wuxi Biologics Cayman, Inc. *	771,236	8,130,344
XCMG Construction Machinery Co., Ltd., A Shares	448,900	269,077
Xiaomi Corp., B Shares *	11,521,544	12,542,997
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	553,952	387,431
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	190,800	345,237
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	666,423	785,043
Yang Quan Coal Industry Group Co., Ltd., A Shares	352,200	258,355
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	406,667	639,427
Yangzijiang Shipbuilding Holdings Ltd.	2,654,594	1,741,408
Yanlord Land Group Ltd.	861,835	683,404
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	141,183	569,900
Yanzhou Coal Mining Co., Ltd., A Shares	417,100	557,726
Yanzhou Coal Mining Co., Ltd., H Shares	1,943,207	1,683,955
Yonghui Superstores Co., Ltd., A Shares	242,400	333,609
Yonyou Network Technology Co., Ltd., A Shares	83,100	372,365
Yuexiu Property Co., Ltd.	8,120,844	1,751,578
Yunnan Baiyao Group Co., Ltd., A Shares	29,200	312,930
YY, Inc. ADR *	55,086	3,148,165
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	20,700	288,389
Zhaojin Mining Industry Co., Ltd., H Shares	1,383,973	1,812,244
Zhejiang Chint Electrics Co., Ltd., A Shares	85,000	266,033
Zhejiang Expressway Co., Ltd., H Shares	1,852,610	1,551,063
Zhejiang Longsheng Group Co., Ltd., A Shares	130,600	254,558
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	195,500	322,328
Zhejiang Supor Co., Ltd., A Shares	27,700	279,748
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	428,957	969,011
Zhongsheng Group Holdings Ltd.	808,743	2,528,822
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	654,269	2,605,269
Zijin Mining Group Co., Ltd., H Shares	7,756,030	2,900,339
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	829,500	614,273
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	921,784	557,634
ZTE Corp., A Shares *	191,500	770,870
ZTE Corp., H Shares *	844,985	2,102,932
ZTO Express Cayman, Inc. ADR	413,294	8,476,660
		1,955,644,462

Colombia 0.4%
Almacenes Exito S.A.	254,265	1,305,103
Bancolombia S.A.	360,757	4,168,982
Bancolombia S.A. ADR	135,524	6,749,095
Corp. Financiera Colombiana S.A. *	134,382	1,031,897
Ecopetrol S.A. ADR	305,487	4,823,640
Grupo de Inversiones Suramericana S.A.	276,953	2,708,883
Interconexion Electrica S.A. ESP	529,904	2,812,746
		23,600,346

Security	Number of Shares	Value ($)
Czech Republic 0.2%
CEZ A/S	199,992	4,411,183
Komercni Banka A/S	97,559	3,467,771
Moneta Money Bank A/S	740,926	2,399,512
O2 Czech Republic A/S	64,067	578,833
Philip Morris CR A/S	953	548,140
		11,405,439

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,872,128	8,705,395

Greece 0.4%
Alpha Bank AE *	1,706,505	3,061,361
Eurobank Ergasias S.A. *	3,260,581	2,890,526
FF Group *(b)	50,437	—
Hellenic Petroleum S.A.	64,673	665,205
Hellenic Telecommunications Organization S.A.	306,953	4,103,709
JUMBO S.A.	133,610	2,571,973
Motor Oil Hellas Corinth Refineries S.A.	76,116	1,864,218
Mytilineos S.A.	136,174	1,514,612
National Bank of Greece S.A. *	735,609	2,137,016
OPAP S.A.	252,284	2,664,368
		21,472,988

Hungary 0.4%
Magyar Telekom Telecommunications plc	527,321	742,007
MOL Hungarian Oil & Gas plc	542,067	5,315,850
OTP Bank Nyrt *	292,739	11,695,422
Richter Gedeon Nyrt	182,867	3,056,777
		20,810,056

India 11.0%
3M India Ltd. *	1,751	496,149
ABB India Ltd.	63,824	1,196,306
ACC Ltd.	57,330	1,220,222
Adani Enterprises Ltd.	386,095	742,641
Adani Ports & Special Economic Zone Ltd.	862,594	4,417,612
Adani Power Ltd. *	1,246,694	1,019,598
Adani Transmission Ltd. *	324,572	1,064,293
Aditya Birla Capital Ltd. *	767,707	960,071
Alkem Laboratories Ltd.	51,634	1,314,359
Ambuja Cements Ltd.	949,119	2,689,553
Ashok Leyland Ltd.	1,582,003	1,427,863
Asian Paints Ltd.	356,233	8,062,791
Aurobindo Pharma Ltd.	331,407	2,787,889
Avenue Supermarts Ltd. *	149,728	3,294,404
Axis Bank Ltd.	2,241,253	20,837,697
Bajaj Auto Ltd.	111,129	4,339,334
Bajaj Finance Ltd.	213,790	9,977,316
Bajaj Finserv Ltd.	46,959	4,681,958
Bajaj Holdings & Investment Ltd.	34,066	1,551,438
Bandhan Bank Ltd.	165,064	1,085,517
Bank of Baroda *	707,970	918,083
Bank of India *	483,636	443,964
Berger Paints India Ltd.	315,293	1,629,947
Bharat Electronics Ltd.	755,736	1,089,035
Bharat Forge Ltd.	242,742	1,306,556
Bharat Heavy Electricals Ltd.	1,165,028	824,734
Bharat Petroleum Corp., Ltd.	1,239,608	6,167,010
Bharti Airtel Ltd.	2,050,908	9,960,507

37
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Bharti Infratel Ltd.	1,076,757	3,776,547
Biocon Ltd.	324,931	1,072,069
Bosch Ltd.	11,034	2,236,986
Britannia Industries Ltd.	70,576	2,670,191
Cadila Healthcare Ltd.	302,936	955,591
Canara Bank *	196,875	608,208
Castrol India Ltd.	665,043	1,144,145
Cipla Ltd.	397,834	2,632,170
Coal India Ltd.	1,788,303	4,626,811
Colgate-Palmolive (India) Ltd.	82,608	1,474,467
Container Corp. Of India Ltd.	244,956	1,743,670
Cummins India Ltd.	71,679	576,935
Dabur India Ltd.	684,425	4,301,648
Dalmia Bharat Ltd. *	54,152	682,630
Divi's Laboratories Ltd.	100,150	2,279,646
DLF Ltd.	672,940	1,584,636
Dr. Reddy's Laboratories Ltd.	102,111	3,657,163
Eicher Motors Ltd.	16,283	3,707,402
Emami Ltd.	143,636	597,415
Exide Industries Ltd.	286,679	716,823
Federal Bank Ltd.	1,858,508	2,157,621
Future Retail Ltd. *	274,567	1,517,650
GAIL India Ltd.	1,375,496	2,500,289
Gillette India Ltd.	9,775	999,183
GlaxoSmithKline Consumer Healthcare Ltd.	13,498	1,531,550
Glenmark Pharmaceuticals Ltd.	181,107	974,679
GMR Infrastructure Ltd. *	2,536,565	534,612
Godrej Consumer Products Ltd.	485,556	4,140,732
Godrej Industries Ltd.	93,057	547,402
Grasim Industries Ltd.	406,012	4,042,352
GRUH Finance Ltd.	196,820	711,399
Havells India Ltd.	303,143	2,882,740
HCL Technologies Ltd.	696,217	10,728,318
HDFC Asset Management Co., Ltd.	35,165	1,256,844
HDFC Life Insurance Co., Ltd.	526,263	4,106,115
Hero MotoCorp Ltd.	119,589	4,307,515
Hindalco Industries Ltd.	1,163,136	3,004,452
Hindustan Petroleum Corp., Ltd.	915,654	3,335,888
Hindustan Unilever Ltd.	883,783	23,291,548
Hindustan Zinc Ltd.	233,051	707,076
Housing Development Finance Corp., Ltd.	2,155,234	65,388,183
ICICI Lombard General Insurance Co., Ltd.	194,430	3,424,767
ICICI Prudential Life Insurance Co., Ltd.	403,222	2,397,620
IDFC First Bank Ltd. *	3,214,315	1,960,346
IDFC Ltd. *	587,739	291,781
Indiabulls Housing Finance Ltd.	413,222	2,635,026
Indian Oil Corp., Ltd.	2,648,117	4,541,007
Infosys Ltd.	4,723,356	53,902,781
InterGlobe Aviation Ltd.	119,973	2,840,155
ITC Ltd.	3,675,038	12,642,553
Jindal Steel & Power Ltd. *	504,611	682,637
JSW Energy Ltd.	517,289	483,549
JSW Steel Ltd.	1,471,988	4,482,495
Kansai Nerolac Paints Ltd.	174,245	1,123,933
L&T Finance Holdings Ltd.	655,525	866,139
Larsen & Toubro Infotech Ltd.	41,302	940,736
Larsen & Toubro Ltd.	423,886	7,884,698
LIC Housing Finance Ltd.	295,077	1,757,879
Lupin Ltd.	270,400	2,805,957
Mahindra & Mahindra Financial Services Ltd.	373,282	1,672,535
Mahindra & Mahindra Ltd.	714,880	5,293,961
Mangalore Refinery & Petrochemicals Ltd.	265,398	170,781
Security	Number of Shares	Value ($)
Marico Ltd.	564,130	3,089,749
Maruti Suzuki India Ltd.	149,971	12,861,183
Motherson Sumi Systems Ltd.	1,106,437	1,518,480
Mphasis Ltd.	128,765	1,759,604
MRF Ltd.	1,366	1,120,807
Muthoot Finance Ltd.	101,627	864,308
Nestle India Ltd.	29,998	5,408,819
NHPC Ltd.	3,075,108	1,001,243
NMDC Ltd.	945,321	1,100,773
NTPC Ltd.	2,914,669	4,965,438
Oil & Natural Gas Corp., Ltd.	3,756,761	6,376,353
Oil India Ltd.	365,396	757,068
Oracle Financial Services Software Ltd.	26,746	1,154,002
Page Industries Ltd.	4,422	1,155,603
Petronet LNG Ltd.	663,884	2,480,936
Pidilite Industries Ltd.	155,565	3,001,392
Piramal Enterprises Ltd.	111,113	3,159,386
Power Finance Corp., Ltd. *	693,189	1,017,347
Power Grid Corp. of India Ltd.	973,220	2,732,635
Punjab National Bank *	1,184,019	1,076,117
Rajesh Exports Ltd.	192,215	1,900,952
RBL Bank Ltd.	409,325	1,875,589
REC Ltd.	897,812	1,813,666
Reliance Capital Ltd.	199,568	97,538
Reliance Industries Ltd.	3,884,119	67,913,269
Reliance Infrastructure Ltd.	207,474	112,878
Reliance Power Ltd. *	705,952	32,130
SBI Life Insurance Co., Ltd.	296,189	3,478,818
Shree Cement Ltd.	10,177	2,647,139
Shriram Transport Finance Co., Ltd.	215,925	2,921,485
Siemens Ltd.	101,011	1,700,668
State Bank of India *	2,248,255	8,622,128
Steel Authority of India Ltd.	1,327,686	580,104
Sun Pharmaceutical Industries Ltd.	1,357,586	8,562,920
Sun TV Network Ltd.	104,374	640,868
Tata Communications Ltd.	102,194	615,890
Tata Consultancy Services Ltd.	1,127,144	35,667,046
Tata Motors Ltd. *	1,393,900	2,278,026
Tata Motors Ltd., A Shares, DVR *	180,980	135,594
Tata Steel Ltd.	353,338	1,706,631
Tech Mahindra Ltd.	575,174	5,587,221
The Tata Power Co., Ltd.	1,278,545	1,016,104
Titan Co., Ltd.	385,002	5,958,278
Torrent Pharmaceuticals Ltd.	54,617	1,306,081
Torrent Power Ltd.	167,873	653,555
TVS Motor Co., Ltd.	138,153	682,857
UltraTech Cement Ltd.	130,742	7,419,379
Union Bank of India *	467,411	385,214
United Breweries Ltd.	89,008	1,710,233
United Spirits Ltd. *	375,049	3,299,717
UPL Ltd.	658,512	5,193,768
Vedanta Ltd.	2,051,325	3,997,365
Vodafone Idea Ltd. *	11,245,689	842,551
Voltas Ltd.	135,742	1,216,607
Wipro Ltd.	1,876,846	6,686,547
Wockhardt Ltd. *	57,914	198,623
Yes Bank Ltd.	2,233,963	1,875,518
Zee Entertainment Enterprises Ltd.	681,912	3,562,950
		639,516,634

Indonesia 2.4%
Barito Pacific Tbk PT	23,410,065	1,493,557
PT Adaro Energy Tbk	15,113,871	1,198,668
PT Astra Agro Lestari Tbk	504,328	373,313
PT Astra International Tbk	25,220,295	11,867,851
PT Bank Central Asia Tbk	12,006,640	25,816,180
PT Bank Danamon Indonesia Tbk	811,118	275,042

38
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
PT Bank Mandiri (Persero) Tbk	23,144,443	11,829,201
PT Bank Negara Indonesia (Persero) Tbk	9,448,137	5,128,703
PT Bank Rakyat Indonesia (Persero) Tbk	65,143,668	19,609,691
PT Bukit Asam Tbk	8,076,590	1,406,357
PT Bumi Serpong Damai Tbk *	8,663,247	824,490
PT Charoen Pokphand Indonesia Tbk	9,374,828	3,321,009
PT Gudang Garam Tbk	590,882	2,894,010
PT Hanjaya Mandala Sampoerna Tbk	11,557,343	2,191,699
PT Indah Kiat Pulp & Paper Corp. Tbk	3,366,794	1,625,840
PT Indocement Tunggal Prakarsa Tbk	1,757,091	2,691,068
PT Indofood CBP Sukses Makmur Tbk	3,027,371	2,571,718
PT Indofood Sukses Makmur Tbk	5,273,342	2,946,157
PT Jasa Marga Persero Tbk	2,493,576	984,422
PT Kalbe Farma Tbk	24,763,510	2,950,323
PT Matahari Department Store Tbk	3,466,674	738,058
PT Media Nusantara Citra Tbk	6,951,325	607,659
PT Perusahaan Gas Negara Tbk	11,929,774	1,614,746
PT Semen Indonesia (Persero) Tbk	3,808,871	3,557,810
PT Surya Citra Media Tbk	6,461,726	562,582
PT Telekomunikasi Indonesia (Persero) Tbk	58,147,565	18,241,570
PT Tower Bersama Infrastructure Tbk	2,087,488	879,291
PT Unilever Indonesia Tbk	1,397,366	4,812,219
PT United Tractors Tbk	1,873,099	2,763,102
PT Vale Indonesia Tbk *	2,709,692	674,319
PT XL Axiata Tbk *	5,450,653	1,337,206
		137,787,861

Kuwait 1.0%
Agility Public Warehousing Co. KSC	1,123,275	2,789,713
Ahli United Bank BSC	5,980,150	5,508,033
Boubyan Bank KSCP	1,119,426	2,102,606
Boubyan Petrochemicals Co. KSCP	482,031	1,230,447
Gulf Bank KSCP	2,237,524	2,200,723
Humansoft Holding Co. KSC	127,615	1,343,316
Kuwait Finance House KSCP	4,493,708	11,056,887
Mobile Telecommunications Co. KSC	2,695,254	5,009,271
National Bank of Kuwait SAKP	7,603,140	24,810,246
		56,051,242

Malaysia 2.9%
AirAsia Group Berhad	1,714,600	729,790
Alliance Bank Malaysia Berhad	1,351,480	964,080
AMMB Holdings Berhad	2,363,672	2,360,581
Astro Malaysia Holdings Berhad	2,002,000	628,377
Axiata Group Berhad	5,542,857	6,655,910
British American Tobacco Malaysia Berhad	186,600	874,986
CIMB Group Holdings Berhad	8,502,243	10,229,782
Dialog Group Berhad	5,584,400	4,621,023
DiGi.com Berhad	4,722,400	5,637,011
FGV Holdings Berhad *	2,845,500	646,166
Fraser & Neave Holdings Berhad	135,400	1,136,516
Gamuda Berhad	2,702,116	2,313,070
Genting Berhad	2,862,300	4,083,652
Genting Malaysia Berhad	3,524,320	2,631,403
HAP Seng Consolidated Berhad	833,234	1,965,446
Hartalega Holdings Berhad	1,931,800	2,356,470
Hong Leong Bank Berhad	812,807	3,208,321
Hong Leong Financial Group Berhad	324,600	1,301,333
IHH Healthcare Berhad	3,685,400	5,073,943
IJM Corp. Berhad	4,112,036	2,229,329
IOI Corp. Berhad	3,921,592	4,112,286
IOI Properties Group Berhad	2,216,550	627,201
KLCCP Stapled Group	732,444	1,421,173
Kuala Lumpur Kepong Berhad	557,648	3,179,741
Security	Number of Shares	Value ($)
Malayan Banking Berhad	7,286,151	15,055,678
Malaysia Airports Holdings Berhad	1,087,000	2,127,217
Maxis Berhad	3,431,724	4,545,168
MISC Berhad	1,772,000	3,059,023
Nestle Malaysia Berhad	87,171	3,057,359
Petronas Chemicals Group Berhad	3,528,800	5,814,905
Petronas Dagangan Berhad	382,000	2,078,269
Petronas Gas Berhad	914,836	3,497,934
PPB Group Berhad	853,677	3,787,805
Press Metal Aluminium Holdings Berhad	2,377,132	2,780,999
Public Bank Berhad	3,851,354	18,608,849
QL Resources Berhad	909,800	1,501,370
RHB Bank Berhad	1,922,900	2,606,237
Sime Darby Berhad	4,255,900	2,317,444
Sime Darby Plantation Berhad	4,411,500	5,223,938
Sime Darby Property Berhad	5,017,200	1,049,848
Telekom Malaysia Berhad	1,355,100	1,208,328
Tenaga Nasional Berhad	4,863,274	16,143,456
Top Glove Corp. Berhad	2,147,600	2,425,657
UEM Sunrise Berhad *	2,892,400	460,803
Westports Holdings Berhad	1,383,300	1,381,491
YTL Corp. Berhad	6,240,164	1,483,810
YTL Power International Berhad	3,532,503	621,579
		169,824,757

Mexico 3.1%
Alfa S.A.B. de C.V., A Shares	3,725,694	3,178,522
Alpek S.A.B. de C.V.	500,353	548,547
Alsea S.A.B. de C.V. *	699,797	1,490,462
America Movil S.A.B. de C.V., Series L	34,721,407	25,365,626
Arca Continental S.A.B. de C.V.	496,182	2,596,486
Banco del Bajio S.A.	928,743	1,550,439
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	2,058,220	2,612,372
Becle S.A.B. de C.V.	650,885	911,758
Cemex S.A.B. de C.V., Series CPO	18,842,240	7,014,027
Coca-Cola Femsa S.A.B. de C.V.	635,694	3,755,784
Concentradora Fibra Danhos S.A. de C.V.	95,093	126,098
El Puerto de Liverpool S.A.B. de C.V., Series C1	250,561	1,298,183
Fibra Uno Administracion S.A. de C.V.	3,691,997	5,094,465
Fomento Economico Mexicano S.A.B. de C.V.	2,616,253	23,862,521
GMexico Transportes S.A.B. de C.V.	619,686	710,254
Gruma S.A.B. de C.V., B Shares	250,342	2,328,624
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	422,590	2,479,673
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	447,241	4,261,317
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	247,875	3,642,069
Grupo Bimbo S.A.B. de C.V., Series A	2,878,825	5,031,128
Grupo Carso S.A.B. de C.V., Series A1	562,808	1,616,865
Grupo Comercial Chedraui S.A. de C.V.	405,065	566,606
Grupo Elektra S.A.B. de C.V.	85,794	5,933,111
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,509,617	18,857,033
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,782,363	3,434,426
Grupo Lala S.A.B. de C.V.	740,871	773,096
Grupo Mexico S.A.B. de C.V., Series B	4,447,510	10,230,504
Grupo Televisa S.A.B., Series CPO	3,469,231	6,126,906
Industrias Bachoco S.A.B. de C.V., Series B	213,046	973,016
Industrias Penoles S.A.B. de C.V.	145,987	1,750,492

39
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Infraestructura Energetica Nova S.A.B. de C.V.	626,633	2,633,044
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares *	943,037	1,925,817
Megacable Holdings S.A.B. de C.V., Series CPO	458,594	1,869,830
Mexichem S.A.B. de C.V.	1,360,120	2,490,857
Nemak S.A.B. de C.V.	803,758	372,897
Promotora y Operadora de Infraestructura S.A.B. de C.V.	259,971	2,173,599
Regional S.A.B. de C.V.	316,808	1,433,338
Telesites S.A.B. de C.V. *	1,636,513	1,021,029
Wal-Mart de Mexico S.A.B. de C.V.	6,426,616	18,168,097
		180,208,918

Peru 0.1%
Companhia de Minas Buenaventura S.A. ADR	270,944	4,129,187

Philippines 1.4%
Aboitiz Power Corp.	1,795,359	1,310,544
Alliance Global Group, Inc.	5,017,532	1,224,082
Ayala Corp.	308,932	5,489,355
Ayala Land, Inc.	8,665,277	7,873,363
Bank of the Philippine Islands	2,284,353	3,859,364
BDO Unibank, Inc.	2,435,625	6,971,294
Bloomberry Resorts Corp.	4,934,441	980,111
DMCI Holdings, Inc.	5,326,592	926,008
Globe Telecom, Inc.	33,842	1,319,680
GT Capital Holdings, Inc.	122,219	2,131,775
International Container Terminal Services, Inc.	1,383,979	3,610,322
JG Summit Holdings, Inc.	3,552,802	4,910,418
Jollibee Foods Corp.	512,819	2,342,570
LT Group, Inc.	3,555,606	1,009,496
Manila Electric Co.	328,894	2,306,033
Megaworld Corp.	15,026,996	1,480,834
Metro Pacific Investments Corp.	18,140,388	1,724,918
Metropolitan Bank & Trust Co.	2,034,257	2,770,568
PLDT, Inc.	148,854	3,371,250
San Miguel Corp.	458,892	1,586,718
San Miguel Food & Beverage, Inc.	862,246	1,490,701
Semirara Mining & Power Corp.	1,476,509	658,023
SM Investments Corp.	610,225	12,026,910
SM Prime Holdings, Inc.	11,288,696	7,654,823
Universal Robina Corp.	1,106,720	3,677,905
		82,707,065

Qatar 1.3%
Al Meera Consumer Goods Co. QSC	44,160	180,678
Barwa Real Estate Co.	2,452,686	2,289,869
Doha Bank QPSC	1,820,018	1,299,388
Ezdan Holding Group QSC *	1,475,278	245,896
Gulf International Services QSC *	1,448,844	620,635
Industries Qatar QSC	2,470,486	7,380,761
Masraf Al Rayan QSC	4,589,903	4,575,094
Mesaieed Petrochemical Holding Co.	5,322,320	4,150,584
Ooredoo QPSC	1,017,164	1,955,145
Qatar Aluminum Manufacturing Co.	3,284,884	694,545
Qatar Electricity & Water Co. QSC	617,814	2,561,678
Qatar Fuel QSC	667,878	3,961,328
Qatar Gas Transport Co., Ltd.	3,436,929	2,246,143
Qatar Insurance Co. SAQ	2,021,298	1,737,259
Qatar International Islamic Bank QSC	948,187	2,015,231
Qatar Islamic Bank SAQ	1,447,186	6,278,723
Security	Number of Shares	Value ($)
Qatar National Bank QPSC	5,544,004	29,152,928
Qatar Navigation QSC	651,564	1,082,436
The Commercial Bank QSC	2,589,056	3,384,062
United Development Co. QSC	2,631,775	990,055
Vodafone Qatar QSC	2,316,750	782,482
		77,584,920

Russia 4.4%
Aeroflot PJSC	831,289	1,369,523
Alrosa PJSC	3,174,684	3,539,223
Federal Grid Co. Unified Energy System PJSC	342,078,255	911,639
Gazprom PJSC *	13,147,549	45,821,141
Gazprom PJSC	1	3
Inter RAO UES PJSC	45,479,779	2,929,080
LUKOIL PJSC	595,619	48,101,971
Magnit PJSC	90,526	5,014,783
Magnitogorsk Iron & Steel Works PJSC	2,180,954	1,369,905
MMC Norilsk Nickel PJSC	64,277	15,524,230
Mobile TeleSystems PJSC	1,191,328	4,763,613
Moscow Exchange MICEX-RTS PJSC	1,956,517	2,779,195
Mosenergo PJSC	16,991,602	570,245
NovaTek PJSC	1,341,631	25,941,875
Novolipetsk Steel PJSC	1,232,302	2,753,526
PhosAgro PJSC	53,347	2,040,619
Polyus PJSC *	35,142	4,043,813
Rosneft Oil Co. PJSC	1,415,378	8,647,008
Rosseti PJSC	38,638,240	680,303
Rostelecom PJSC	1,180,411	1,435,570
RusHydro PJSC	131,379,557	1,082,436
RussNeft PJSC *	55,613	478,892
Sberbank of Russia PJSC	12,820,940	43,152,694
Severstal PJSC	244,495	3,680,753
Sistema PJSC	4,627,640	807,963
Surgutneftegas PJSC	10,429,347	4,297,861
Tatneft PJSC	1,908,820	21,294,363
Unipro PJSC	11,214,690	457,941
VTB Bank PJSC GDR	2,700,722	3,127,436
		256,617,604

Saudi Arabia 1.7%
Abdullah Al Othaim Markets Co.	36,840	766,129
Advanced Petrochemical Co.	64,376	961,169
Al Hammadi Co. for Development and Investment *	47,625	285,443
Al Rajhi Bank	762,654	12,301,855
Alinma Bank	464,626	2,725,297
Almarai Co. JSC	154,190	2,036,984
Bank Al-Jazira	262,902	946,270
Bank AlBilad	233,929	1,634,079
Bupa Arabia for Cooperative Insurance Co.	39,359	1,085,056
Dallah Healthcare Co.	21,861	289,094
Dar Al Arkan Real Estate Development Co. *	337,217	1,039,334
Emaar Economic City *	266,549	710,665
Etihad Etisalat Co. *	238,603	1,581,484
Fawaz Abdulaziz Al Hokair & Co. *	45,202	259,110
Jarir Marketing Co.	35,330	1,463,802
Middle East Healthcare Co. *	39,539	270,396
Mobile Telecommunications Co. *	198,931	621,610
Mouwasat Medical Services Co.	27,605	625,596
National Commercial Bank	842,078	10,698,007
National Industrialization Co. *	217,560	792,351
National Petrochemical Co.	85,179	512,795
Rabigh Refining & Petrochemical Co. *	111,744	590,494

40
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Riyad Bank	827,377	5,647,173
Sahara International Petrochemical Co.	231,774	1,117,251
Samba Financial Group	610,086	4,668,320
Saudi Airlines Catering Co.	28,879	673,717
Saudi Arabian Fertilizer Co.	125,494	2,643,247
Saudi Arabian Mining Co. *	255,120	3,013,255
Saudi Basic Industries Corp.	557,444	14,847,537
Saudi Cement Co.	49,880	832,508
Saudi Electricity Co.	478,826	2,617,094
Saudi Ground Services Co.	48,188	385,432
Saudi Industrial Investment Group	145,260	844,287
Saudi Kayan Petrochemical Co. *	470,556	1,317,311
Saudi Pharmaceutical Industries & Medical Appliances Corp.	40,793	279,516
Saudi Research & Marketing Group *	25,928	622,156
Saudi Telecom Co.	383,440	10,120,927
Seera Group Holding	61,071	275,175
The Co. for Cooperative Insurance *	39,425	695,853
The Qassim Cement Co.	28,900	411,459
The Savola Group *	164,190	1,367,995
Yanbu Cement Co.	40,567	368,820
Yanbu National Petrochemical Co.	147,916	2,113,818
		97,059,871

South Africa 6.8%
Absa Group Ltd.	904,116	9,151,467
African Rainbow Minerals Ltd.	136,577	1,490,552
Anglo American Platinum Ltd.	75,125	4,605,044
AngloGold Ashanti Ltd.	520,597	11,867,914
Aspen Pharmacare Holdings Ltd.	470,829	2,440,388
Assore Ltd.	38,664	782,893
Attacq Ltd.	988,343	716,014
AVI Ltd.	394,994	2,158,143
Barloworld Ltd.	256,336	1,870,892
Bid Corp., Ltd.	413,519	8,851,152
Brait SE *	482,779	473,121
Capitec Bank Holdings Ltd.	65,979	4,757,745
Clicks Group Ltd.	316,133	4,143,276
Coronation Fund Managers Ltd.	324,905	909,210
Dis-Chem Pharmacies Ltd.	531,242	778,473
Discovery Ltd.	455,205	3,452,768
Distell Group Holdings Ltd.	87,974	753,214
Exxaro Resources Ltd.	367,125	3,292,428
FirstRand Ltd.	3,957,255	15,634,855
Fortress REIT Ltd., Class A	1,295,201	1,800,721
Fortress REIT Ltd., Class B	1,327,507	941,615
Gold Fields Ltd.	1,002,708	6,000,234
Growthpoint Properties Ltd.	3,647,874	5,525,717
Harmony Gold Mining Co., Ltd. *	573,851	2,099,821
Hyprop Investments Ltd.	303,189	1,314,094
Impala Platinum Holdings Ltd. *	854,126	4,863,041
Imperial Logistics Ltd.	218,364	791,698
Investec Ltd.	357,920	1,887,927
JSE Ltd.	105,465	896,023
KAP Industrial Holdings Ltd.	3,324,944	1,147,457
Kumba Iron Ore Ltd.	69,446	1,797,375
Liberty Holdings Ltd.	132,811	958,924
Life Healthcare Group Holdings Ltd.	1,772,535	2,662,815
MAS Real Estate, Inc.	572,551	601,445
Massmart Holdings Ltd.	148,262	439,306
Momentum Metropolitan Holdings	1,188,217	1,286,526
Motus Holdings Ltd.	218,364	1,078,607
Mr Price Group Ltd.	306,067	3,460,847
MTN Group Ltd.	2,248,009	15,188,820
MultiChoice Group *	545,857	4,785,674
Naspers Ltd., N Shares	534,181	121,508,477
Nedbank Group Ltd.	508,513	7,568,877
Security	Number of Shares	Value ($)
NEPI Rockcastle plc	439,466	3,892,568
Netcare Ltd.	1,864,031	2,001,067
Northam Platinum Ltd. *	449,291	2,327,273
Old Mutual Ltd.	6,162,668	7,382,822
Pepkor Holdings Ltd.	905,693	992,557
Pick n Pay Stores Ltd.	433,433	1,649,950
Pioneer Foods Group Ltd.	156,505	1,087,431
PSG Group Ltd.	206,527	2,727,986
Rand Merchant Investment Holdings Ltd.	875,152	1,707,220
Redefine Properties Ltd.	6,948,337	3,592,291
Remgro Ltd.	635,399	7,185,600
Resilient REIT Ltd.	376,850	1,562,375
Reunert Ltd.	219,091	930,690
RMB Holdings Ltd.	942,455	4,434,900
Sanlam Ltd.	2,171,069	10,402,257
Santam Ltd.	52,891	992,768
Sappi Ltd.	694,226	2,067,533
Sasol Ltd.	717,499	13,606,904
Shoprite Holdings Ltd.	585,645	4,358,082
Sibanye Gold Ltd. *	2,713,839	3,730,160
Standard Bank Group Ltd.	1,623,752	18,956,205
Super Group Ltd. *	456,415	859,700
Telkom S.A. SOC Ltd.	412,684	2,163,746
The Bidvest Group Ltd.	421,825	4,964,526
The Foschini Group Ltd.	270,417	2,680,350
The SPAR Group Ltd.	227,035	2,599,193
Tiger Brands Ltd.	224,074	3,083,134
Truworths International Ltd.	522,741	1,813,305
Tsogo Sun Gaming Ltd. *	689,248	627,342
Tsogo Sun Hotels Ltd. *	689,248	176,582
Vodacom Group Ltd.	746,461	5,667,868
Vukile Property Fund Ltd.	1,122,795	1,384,291
Woolworths Holdings Ltd.	1,160,985	4,219,192
		392,563,458

Taiwan 12.6%
Acer, Inc.	3,668,086	2,008,630
Advantech Co., Ltd.	465,256	3,954,898
ASE Technology Holding Co.,Ltd.	4,364,120	9,920,349
Asia Cement Corp.	2,847,286	3,897,908
Asustek Computer, Inc.	871,426	5,659,691
AU Optronics Corp.	11,061,530	2,880,717
Capital Securities Corp.	2,544,644	708,871
Catcher Technology Co., Ltd.	909,224	6,382,805
Cathay Financial Holding Co., Ltd.	9,761,189	12,477,292
Chailease Holding Co., Ltd.	1,486,290	5,891,216
Chang Hwa Commercial Bank Ltd.	7,762,198	4,991,926
Cheng Shin Rubber Industry Co., Ltd.	2,359,277	3,304,941
Chicony Electronics Co., Ltd.	749,951	2,105,880
China Airlines Ltd.	3,040,872	894,545
China Development Financial Holding Corp.	17,733,308	5,131,989
China Life Insurance Co., Ltd.	3,603,687	2,822,372
China Motor Corp.	809,000	643,903
China Steel Corp.	15,638,956	11,526,324
Chunghwa Telecom Co., Ltd.	4,712,310	16,352,811
Compal Electronics, Inc.	5,292,638	3,024,605
CTBC Financial Holding Co., Ltd.	22,899,792	14,836,382
Delta Electronics, Inc.	2,725,148	12,710,416
E.Sun Financial Holding Co., Ltd.	13,707,368	11,019,135
Eclat Textile Co., Ltd.	292,510	3,576,053
Epistar Corp. *	1,355,828	994,964
Eternal Materials Co., Ltd.	1,293,213	1,016,949
Eva Airways Corp.	2,794,982	1,259,121
Evergreen Marine Corp., Ltd. *	2,748,037	1,124,237
Far Eastern International Bank	2,689,282	993,176
Far Eastern New Century Corp.	4,793,799	4,349,674

41
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Far EasTone Telecommunications Co., Ltd.	1,919,280	4,472,821
Feng Hsin Steel Co., Ltd.	559,000	971,710
Feng TAY Enterprise Co., Ltd.	463,320	3,016,521
First Financial Holding Co., Ltd.	12,464,038	8,531,576
Formosa Chemicals & Fibre Corp.	4,297,008	12,052,417
Formosa Petrochemical Corp.	1,751,660	5,420,610
Formosa Plastics Corp.	6,088,560	18,240,481
Formosa Taffeta Co., Ltd.	1,192,000	1,292,187
Foxconn Technology Co., Ltd.	1,378,315	2,782,081
Fubon Financial Holding Co., Ltd.	9,032,114	12,551,792
Giant Manufacturing Co., Ltd.	380,752	2,648,657
Globalwafers Co., Ltd.	267,451	2,452,273
Hon Hai Precision Industry Co., Ltd.	14,975,092	35,375,735
Hotai Motor Co., Ltd.	394,000	5,550,621
HTC Corp.	853,778	944,565
Hua Nan Financial Holdings Co., Ltd.	11,142,396	7,077,071
Innolux Corp.	11,014,029	2,461,588
Inventec Corp.	3,828,145	2,620,348
Largan Precision Co., Ltd.	128,956	15,970,673
Lite-On Technology Corp.	2,685,107	4,274,287
MediaTek, Inc.	1,861,713	21,782,220
Mega Financial Holding Co., Ltd.	13,704,901	12,544,282
Nan Ya Plastics Corp.	7,025,816	15,389,244
Nanya Technology Corp.	1,035,000	2,319,771
Novatek Microelectronics Corp.	862,608	5,108,089
OBI Pharma, Inc. *	157,261	698,437
Oriental Union Chemical Corp.	1,119,000	758,825
Pegatron Corp.	2,460,657	4,105,012
Pou Chen Corp.	3,319,792	4,143,134
President Chain Store Corp.	690,400	6,418,236
Quanta Computer, Inc.	3,352,000	6,029,545
Realtek Semiconductor Corp.	591,336	4,047,668
Shin Kong Financial Holding Co., Ltd.	14,262,843	4,177,592
SinoPac Financial Holdings Co., Ltd.	13,365,699	5,042,456
Synnex Technology International Corp.	1,799,956	2,120,292
Taishin Financial Holding Co., Ltd.	12,907,566	5,506,571
Taiwan Business Bank	5,829,154	2,282,668
Taiwan Cement Corp.	6,119,706	7,491,331
Taiwan Cooperative Financial Holding Co., Ltd.	11,810,651	7,520,313
Taiwan Fertilizer Co., Ltd.	917,508	1,326,166
Taiwan Glass Industry Corp.	2,101,311	779,378
Taiwan High Speed Rail Corp.	2,709,000	3,268,739
Taiwan Mobile Co., Ltd.	1,968,524	7,019,251
Taiwan Secom Co., Ltd.	428,000	1,171,856
Taiwan Semiconductor Manufacturing Co., Ltd.	30,101,500	248,210,395
Teco Electric & Machinery Co., Ltd.	2,184,000	1,731,347
TPK Holding Co., Ltd. *	461,000	833,645
Transcend Information, Inc.	362,000	759,497
U-Ming Marine Transport Corp.	510,000	560,984
Uni-President Enterprises Corp.	5,977,676	14,577,841
Unimicron Technology Corp.	1,627,348	2,023,175
United Microelectronics Corp.	14,151,850	6,059,929
Vanguard International Semiconductor Corp.	1,118,000	2,278,001
Walsin Lihwa Corp.	4,034,000	1,772,340
Walsin Technology Corp.	626,000	3,148,933
Wan Hai Lines Ltd.	671,000	405,890
Wistron Corp.	3,447,080	2,732,642
Yageo Corp.	484,000	3,497,867
Yuanta Financial Holding Co., Ltd.	13,607,700	7,819,770
Yulon Motor Co., Ltd.	1,068,192	710,768
Yulon Nissan Motor Co., Ltd.	33,000	259,503
		733,603,397

Security	Number of Shares	Value ($)
Thailand 3.8%
Advanced Info Service PCL NVDR	1,393,200	10,572,325
Airports of Thailand PCL NVDR	5,460,100	12,858,850
Bangkok Bank PCL NVDR	486,900	2,723,359
Bangkok Dusit Medical Services PCL NVDR	11,073,100	8,547,720
Bangkok Expressway & Metro PCL NVDR	9,963,014	3,649,873
Bangkok Life Assurance PCL NVDR	707,900	474,673
Banpu PCL NVDR	5,689,700	2,363,536
Berli Jucker PCL NVDR	1,420,550	2,520,724
BTS Group Holdings PCL NVDR	9,641,900	4,257,606
Bumrungrad Hospital PCL NVDR	530,300	2,402,373
Central Pattana PCL NVDR	3,117,300	6,857,091
Charoen Pokphand Foods PCL NVDR	4,463,200	4,306,629
CP ALL PCL NVDR	6,549,100	17,994,093
Delta Electronics Thailand PCL NVDR	599,521	955,978
Digital Telecommunications Infrastructure Fund	6,107,400	3,376,075
Electricity Generating PCL NVDR	332,000	3,648,769
Energy Absolute PCL NVDR	2,040,252	3,153,223
Global Power Synergy PCL NVDR	512,449	1,215,228
Gulf Energy Development PCL NVDR	954,459	4,526,832
Home Product Center PCL NVDR	6,920,219	4,074,379
Indorama Ventures PCL NVDR	2,272,900	2,620,647
Intouch Holdings PCL NVDR	2,506,700	5,247,487
IRPC PCL NVDR	12,138,500	1,572,278
Kasikornbank PCL NVDR	2,514,100	13,157,445
Krung Thai Bank PCL NVDR	7,667,900	4,313,938
Land & Houses PCL NVDR	8,326,700	2,941,479
Minor International PCL NVDR	4,385,180	5,450,547
Muangthai Capital PCL NVDR	847,473	1,524,606
Osotspa PCL	1,681,524	2,035,044
PTT Exploration & Production PCL NVDR	1,673,104	6,813,360
PTT Global Chemical PCL NVDR	2,487,914	4,333,353
PTT PCL NVDR	18,024,800	26,088,720
Ratch Group PCL NVDR	984,200	2,366,136
Siam City Cement PCL NVDR	112,600	850,784
Siam Makro PCL	456,400	526,228
Thai Airways International PCL NVDR *	1,467,600	477,639
Thai Oil PCL NVDR	1,283,900	2,845,179
Thai Union Group PCL NVDR	3,352,800	1,908,209
The Siam Cement PCL NVDR	1,050,000	14,287,350
The Siam Commercial Bank PCL NVDR	3,056,300	12,346,162
TMB Bank PCL NVDR	28,934,600	1,476,424
Total Access Communication PCL NVDR	951,100	1,913,244
True Corp. PCL NVDR	13,929,366	2,870,390
		218,445,985

Turkey 0.7%
Akbank T.A.S. *	3,350,036	3,990,431
Anadolu Efes Biracilik Ve Malt Sanayii A/S	284,429	1,248,778
Arcelik A/S *	178,006	522,141
Aselsan Elektronik Sanayi Ve Ticaret A/S	392,406	1,228,489
BIM Birlesik Magazalar A/S	538,580	4,346,541
Coca-Cola Icecek A/S	77,421	457,915
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,356,225	477,210
Enerjisa Enerji A/S	165,186	166,993
Enka Insaat ve Sanayi A/S	725,439	722,171
Eregli Demir ve Celik Fabrikalari T.A.S.	1,672,773	1,840,373
Ford Otomotiv Sanayi A/S	78,036	786,890
Haci Omer Sabanci Holding A/S	1,069,385	1,609,699
Iskenderun Demir ve Celik A/S	266,090	276,309
KOC Holding A/S	1,069,352	3,210,121
Koza Altin Isletmeleri A/S *	61,596	723,135

42
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Petkim Petrokimya Holding A/S *	1,195,776	703,971
Soda Sanayii A/S	531,242	503,318
TAV Havalimanlari Holding A/S	235,751	954,941
Tekfen Holding A/S	220,948	785,761
Tofas Turk Otomobil Fabrikasi A/S	112,166	340,180
Tupras-Turkiye Petrol Rafinerileri A/S	151,087	3,267,447
Turk Hava YollariI AO *	745,367	1,445,638
Turk Telekomunikasyon A/S *	573,087	521,324
Turkcell Iletisim Hizmetleri A/S	1,334,961	2,962,634
Turkiye Garanti Bankasi A/S *	2,696,902	4,119,704
Turkiye Halk Bankasi A/S	775,662	756,191
Turkiye Is Bankasi A/S, C Shares *	2,125,429	2,010,060
Turkiye Sise ve Cam Fabrikalari A/S	849,880	631,621
Turkiye Vakiflar Bankasi T.A.O., Class D	1,287,424	1,025,299
Ulker Biskuvi Sanayi A/S	209,310	643,782
Yapi ve Kredi Bankasi A/S *	2,148,503	844,466
		43,123,533

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	3,355,319	7,938,070
Abu Dhabi Islamic Bank PJSC	1,163,012	1,598,957
Abu Dhabi National Oil Co. for Distribution PJSC	1,763,990	1,263,029
Air Arabia PJSC *	2,657,910	868,326
Aldar Properties PJSC	5,049,002	3,079,037
Arabtec Holding PJSC	997,170	437,075
DAMAC Properties Dubai Co. PJSC *	1,982,761	514,428
Dana Gas PJSC	3,811,128	1,018,888
DP World PLC	196,760	2,754,640
Dubai Financial Market PJSC *	2,740,608	641,662
Dubai Investments PJSC	2,950,308	1,052,204
Dubai Islamic Bank PJSC	2,232,837	3,112,349
Emaar Development PJSC	1,055,646	1,181,195
Emaar Malls PJSC	2,565,627	1,355,054
Emaar Properties PJSC	4,416,412	5,951,633
Emirates Telecommunications Group Co. PJSC	2,122,097	9,763,674
First Abu Dhabi Bank PJSC	5,463,365	22,697,399
		65,227,620
Total Common Stock
(Cost $5,315,158,228)		5,646,963,473

Preferred Stock 2.5% of net assets

Brazil 2.1%
Alpargatas S.A. *	214,947	1,288,995
Azul S.A. *	241,746	2,755,490
Banco Bradesco S.A.	5,034,842	40,147,632
Banco do Estado do Rio Grande do Sul S.A., Class B	258,266	1,414,394
Bradespar S.A.	266,487	1,833,461
Braskem S.A., A Shares *	234,565	1,601,913
Centrais Eletricas Brasileiras S.A., B Shares	230,479	2,618,699
Cia Brasileira de Distribuicao	199,445	4,226,176
Cia de Transmissao de Energia Electrica Paulista	237,299	1,424,185
Companhia Energetica de Minas Gerais	1,217,813	4,349,964
Companhia Paranaense de Energia, B Shares	91,048	1,147,960
Gerdau S.A.	1,299,497	4,047,366
Itausa - Investimentos Itau S.A.	5,433,944	16,161,650
Lojas Americanas S.A.	1,157,724	5,247,609
Petroleo Brasileiro S.A.	4,949,214	30,541,832
Security	Number of Shares	Value ($)
Telefonica Brasil S.A.	513,515	6,669,655
Usinas Siderurgicas de Minas Gerais S.A., A Shares	532,663	1,018,353
		126,495,334

Chile 0.1%
Embotelladora Andina S.A., B Shares	238,050	737,880
Sociedad Quimica y Minera de Chile S.A., B Shares	115,769	2,863,956
		3,601,836

Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	5,259,344	1,973,214
Grupo de Inversiones Suramericana S.A.	159,455	1,439,518
		3,412,732

Russia 0.2%
Bashneft PJSC	29,356	691,468
Surgutneftegas PJSC	9,024,401	4,368,505
Tatneft PJSC	149,439	1,424,591
Transneft PJSC	1,770	3,996,442
		10,481,006
Total Preferred Stock
(Cost $128,252,311)		143,990,908

Rights 0.0% of net assets

Brazil 0.0%
B2W Cia Digital expires 09/21/19 *	31,595	62,621

China 0.0%
Legend Holdings Corp. expires 05/23/19 *(b)	38,995	—
Total Rights
(Cost $—)		62,621

Warrants 0.0% of net assets

Thailand 0.0%
Minor International PCL expires 09/30/21 *	1	—
Total Warrants
(Cost $—)		—
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bond 0.0% of net assets

India 0.0%
Britannia Industries Ltd.
8.00%, 08/28/22	2,117,280	30,438
Total Corporate Bond
(Cost $29,483)		30,438

43
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	5,028,748	5,028,748
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	5,664,659	5,664,659
Total Other Investment Companies
(Cost $10,693,407)		10,693,407

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/20/19	253	12,447,600	192,550
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,258,438.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
44
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Adient plc	42,610	859,444
American Axle & Manufacturing Holdings, Inc. *	55,762	353,531
Aptiv plc	132,161	10,991,830
Autoliv, Inc.	44,631	3,052,760
BorgWarner, Inc.	105,773	3,451,373
Cooper Tire & Rubber Co.	26,190	615,203
Cooper-Standard Holding, Inc. *	8,887	332,729
Dana, Inc.	73,108	930,665
Delphi Technologies plc	44,184	584,554
Dorman Products, Inc. *	14,712	1,045,729
Ford Motor Co.	1,994,807	18,292,380
Fox Factory Holding Corp. *	19,325	1,392,173
Garrett Motion, Inc. *	45,359	446,333
General Motors Co.	675,820	25,066,164
Gentex Corp.	128,362	3,414,429
Gentherm, Inc. *	17,617	646,544
Harley-Davidson, Inc.	80,997	2,583,804
Horizon Global Corp. *	7,582	31,693
LCI Industries	13,047	1,105,733
Lear Corp.	31,908	3,581,992
Modine Manufacturing Co. *	29,319	299,347
Motorcar Parts of America, Inc. *	8,240	119,727
Standard Motor Products, Inc.	10,578	468,711
Stoneridge, Inc. *	15,422	473,610
Superior Industries International, Inc.	11,674	32,104
Tenneco, Inc., Class A	26,102	227,609
Tesla, Inc. *	70,760	15,964,164
The Goodyear Tire & Rubber Co.	119,021	1,365,171
Thor Industries, Inc.	26,738	1,227,542
Tower International, Inc.	10,244	316,847
Veoneer, Inc. *	59,204	868,523
Visteon Corp. *	14,452	996,754
Winnebago Industries, Inc.	15,027	481,165
		101,620,337

Banks 5.5%
1st Source Corp.	8,730	387,350
Ameris Bancorp	31,045	1,092,474
Arrow Financial Corp.	7,986	256,830
Associated Banc-Corp.	83,715	1,610,677
Atlantic Union Bankshares Corp.	36,503	1,318,123
Axos Financial, Inc. *	26,466	685,734
Banc of California, Inc.	22,142	322,609
BancFirst Corp.	8,329	447,850
BancorpSouth Bank	46,217	1,275,127
Bank of America Corp.	4,529,217	124,598,760
Bank of Hawaii Corp.	20,734	1,714,287
Bank OZK	61,672	1,591,138
BankUnited, Inc.	50,501	1,603,912
Banner Corp.	16,036	864,501
BB&T Corp.	391,998	18,678,705
Berkshire Hills Bancorp, Inc.	23,676	694,417
BOK Financial Corp.	16,329	1,243,290
Boston Private Financial Holdings, Inc.	45,770	486,077
Security	Number of Shares	Value ($)
Bridge Bancorp, Inc.	9,093	244,693
Bridgewater Bancshares, Inc. *	5,884	65,489
Brookline Bancorp, Inc.	43,071	604,717
Bryn Mawr Bank Corp.	9,897	337,488
Byline Bancorp, Inc. *	7,485	128,742
Cadence BanCorp	62,725	964,083
Camden National Corp.	7,345	304,524
Capitol Federal Financial, Inc.	73,151	985,344
Carolina Financial Corp.	10,715	365,917
Carter Bank & Trust *	10,987	207,544
Cathay General Bancorp	39,291	1,304,068
CBTX, Inc.	9,549	257,155
CenterState Bank Corp.	52,545	1,188,568
Central Pacific Financial Corp.	14,844	412,960
CIT Group, Inc.	49,782	2,120,215
Citigroup, Inc.	1,184,866	76,246,127
Citizens Financial Group, Inc.	234,767	7,921,039
City Holding Co.	8,534	634,503
Columbia Banking System, Inc.	38,349	1,323,424
Columbia Financial, Inc. *	24,991	378,864
Comerica, Inc.	78,836	4,860,239
Commerce Bancshares, Inc.	49,854	2,845,168
Community Bank System, Inc.	25,834	1,575,616
Community Trust Bancorp, Inc.	8,660	336,874
ConnectOne Bancorp, Inc.	16,413	336,138
Cullen/Frost Bankers, Inc.	31,951	2,652,253
Customers Bancorp, Inc. *	14,593	275,662
CVB Financial Corp.	52,211	1,073,980
Dime Community Bancshares, Inc.	15,469	306,750
Eagle Bancorp, Inc.	16,301	664,103
East West Bancorp, Inc.	73,867	3,038,150
Enterprise Financial Services Corp.	11,756	463,422
Equity Bancshares, Inc., Class A *	7,911	200,148
Essent Group Ltd. *	49,946	2,422,381
F.N.B. Corp.	163,985	1,762,839
FB Financial Corp.	9,040	324,265
Federal Agricultural Mortgage Corp., Class A	993	73,527
Federal Agricultural Mortgage Corp., Class C	4,339	357,317
Fifth Third Bancorp	371,685	9,831,068
Financial Institutions, Inc.	8,306	241,372
First BanCorp	110,422	1,057,843
First Bancorp (North Carolina)	15,187	534,886
First Busey Corp.	22,365	547,943
First Citizens BancShares, Inc., Class A	4,423	1,966,466
First Commonwealth Financial Corp.	50,382	623,225
First Community Bankshares, Inc.	6,245	198,653
First Defiance Financial Corp.	10,400	271,960
First Financial Bancorp	51,401	1,203,811
First Financial Bankshares, Inc.	69,512	2,128,457
First Financial Corp.	6,952	282,251
First Foundation, Inc.	18,717	261,289
First Hawaiian, Inc.	45,025	1,157,143
First Horizon National Corp.	162,983	2,580,021
First Interstate BancSystem, Inc., Class A	18,741	730,899
First Merchants Corp.	28,652	1,023,449
First Midwest Bancorp, Inc.	57,590	1,105,728
First Republic Bank	84,474	7,579,007
Flagstar Bancorp, Inc.	13,914	505,774

1
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Flushing Financial Corp.	16,048	309,566
Fulton Financial Corp.	86,922	1,386,406
German American Bancorp, Inc.	11,764	359,155
Glacier Bancorp, Inc.	43,012	1,707,146
Great Southern Bancorp, Inc.	6,323	356,238
Great Western Bancorp, Inc.	29,103	868,142
Hancock Whitney Corp.	43,844	1,539,363
Hanmi Financial Corp.	14,659	262,543
Harborone Bancorp, Inc. *	32,593	324,626
Heartland Financial USA, Inc.	16,871	737,769
Heritage Commerce Corp.	22,439	260,068
Heritage Financial Corp.	17,273	452,207
Hilltop Holdings, Inc.	37,270	885,163
Home BancShares, Inc.	78,598	1,392,757
HomeStreet, Inc. *	14,025	369,839
HomeTrust Bancshares, Inc.	7,180	181,080
Hope Bancorp, Inc.	64,815	869,169
Horizon Bancorp, Inc.	20,329	330,550
Huntington Bancshares, Inc.	536,938	7,114,428
IBERIABANK Corp.	28,242	1,948,416
Independent Bank Corp.	17,486	1,182,228
Independent Bank Group, Inc.	18,219	891,091
International Bancshares Corp.	27,786	988,904
Investors Bancorp, Inc.	119,697	1,328,637
JPMorgan Chase & Co.	1,660,825	182,458,234
Kearny Financial Corp.	48,067	604,683
KeyCorp	514,617	8,542,642
Lakeland Bancorp, Inc.	24,837	369,575
Lakeland Financial Corp.	12,414	525,485
LegacyTexas Financial Group, Inc.	23,904	965,722
LendingTree, Inc. *	3,950	1,224,856
Live Oak Bancshares, Inc.	15,298	274,446
Luther Burbank Corp.	7,162	74,915
M&T Bank Corp.	69,772	10,201,364
Mercantile Bank Corp.	8,790	270,468
Merchants Bancorp	8,527	135,238
Meridian Bancorp, Inc.	27,891	487,535
Meta Financial Group, Inc.	15,147	468,194
MGIC Investment Corp.	182,642	2,310,421
Midland States Bancorp, Inc.	10,496	270,482
Mr Cooper Group, Inc. *	11,752	103,535
National Bank Holdings Corp., Class A	13,225	431,664
NBT Bancorp, Inc.	22,385	782,803
New York Community Bancorp, Inc.	238,351	2,750,571
Nicolet Bankshares, Inc. *	3,934	249,337
NMI Holdings, Inc., Class A *	35,010	992,183
Northfield Bancorp, Inc.	25,893	401,859
Northwest Bancshares, Inc.	56,070	886,467
OceanFirst Financial Corp.	23,217	488,021
Ocwen Financial Corp. *	55,405	99,175
OFG Bancorp	21,506	441,303
Old National Bancorp	77,115	1,295,532
Opus Bank	9,917	205,877
Origin Bancorp, Inc.	3,236	103,681
Oritani Financial Corp.	18,686	320,091
Pacific Premier Bancorp, Inc.	24,198	712,873
PacWest Bancorp	61,810	2,106,485
Park National Corp.	7,773	700,192
Peapack Gladstone Financial Corp.	8,414	236,686
People's United Financial, Inc.	200,607	2,882,723
People's Utah Bancorp	9,016	238,924
Peoples Bancorp, Inc.	9,918	304,582
Peoples Financial Services Corp.	4,249	190,228
Pinnacle Financial Partners, Inc.	37,141	1,956,216
Popular, Inc.	49,050	2,578,559
Preferred Bank	7,209	360,162
Prosperity Bancshares, Inc.	33,592	2,180,793
Provident Financial Services, Inc.	31,352	746,491
Security	Number of Shares	Value ($)
QCR Holdings, Inc.	6,275	221,570
Radian Group, Inc.	105,339	2,375,394
Regions Financial Corp.	519,397	7,593,584
Renasant Corp.	24,432	801,125
Republic Bancorp, Inc., Class A	5,421	230,121
S&T Bancorp, Inc.	17,609	602,580
Sandy Spring Bancorp, Inc.	18,282	612,081
Seacoast Banking Corp. of Florida *	25,698	599,791
ServisFirst Bancshares, Inc.	24,307	738,933
Signature Bank	28,103	3,278,215
Simmons First National Corp., Class A	48,419	1,162,056
South State Corp.	18,142	1,334,888
Southside Bancshares, Inc.	16,287	536,331
Sterling Bancorp	107,717	2,054,163
Sterling Bancorp, Inc.	10,126	94,476
Stock Yards Bancorp, Inc.	11,365	412,550
SunTrust Banks, Inc.	227,206	13,975,441
SVB Financial Group *	26,884	5,232,164
Synovus Financial Corp.	81,064	2,881,015
TCF Financial Corp.	80,749	3,113,681
Texas Capital Bancshares, Inc. *	25,806	1,390,427
TFS Financial Corp.	26,455	463,227
The Bancorp, Inc. *	32,433	296,113
The First of Long Island Corp.	13,156	286,275
The PNC Financial Services Group, Inc.	231,056	29,790,050
Tompkins Financial Corp.	6,143	485,911
Towne Bank	33,586	882,304
TriCo Bancshares	14,454	511,093
TriState Capital Holdings, Inc. *	11,242	222,030
Triumph Bancorp, Inc. *	12,671	380,003
TrustCo Bank Corp.	51,430	394,468
Trustmark Corp.	32,117	1,049,584
U.S. Bancorp	767,022	40,414,389
UMB Financial Corp.	22,255	1,386,932
Umpqua Holdings Corp.	112,926	1,774,067
United Bankshares, Inc.	51,905	1,914,256
United Community Banks, Inc.	40,668	1,074,042
United Financial Bancorp, Inc.	25,894	323,675
Univest Financial Corp.	15,211	384,990
Valley National Bancorp	171,101	1,798,272
Veritex Holdings, Inc.	24,917	588,041
Walker & Dunlop, Inc.	14,206	793,547
Washington Federal, Inc.	41,309	1,470,600
Washington Trust Bancorp, Inc.	7,672	355,981
Waterstone Financial, Inc.	14,489	240,373
Webster Financial Corp.	47,194	2,112,403
Wells Fargo & Co.	2,071,190	96,455,318
WesBanco, Inc.	28,164	963,772
Westamerica Bancorp	13,763	847,938
Western Alliance Bancorp	49,379	2,144,036
Wintrust Financial Corp.	28,757	1,806,802
WSFS Financial Corp.	27,756	1,144,102
Zions Bancorp NA	93,071	3,824,287
		818,063,633

Capital Goods 6.9%
3M Co.	294,970	47,702,548
A.O. Smith Corp.	72,753	3,384,470
AAON, Inc.	20,231	970,481
AAR Corp.	17,068	733,241
Actuant Corp., Class A	32,396	719,515
Acuity Brands, Inc.	20,579	2,580,812
Advanced Drainage Systems, Inc.	22,345	701,410
AECOM *	80,758	2,865,294
Aegion Corp. *	14,931	294,738
Aerojet Rocketdyne Holdings, Inc. *	36,716	1,917,677
AeroVironment, Inc. *	10,602	546,321

2
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
AGCO Corp.	32,829	2,269,140
Air Lease Corp.	52,415	2,177,319
Aircastle Ltd.	27,175	593,774
Alamo Group, Inc.	4,684	534,819
Albany International Corp., Class A	16,002	1,315,684
Allegion plc	48,144	4,634,823
Allison Transmission Holdings, Inc.	61,101	2,714,717
Altra Industrial Motion Corp.	34,196	888,754
Ameresco, Inc., Class A *	10,989	158,242
American Woodmark Corp. *	7,777	640,591
AMETEK, Inc.	116,098	9,976,301
Apogee Enterprises, Inc.	13,212	487,919
Applied Industrial Technologies, Inc.	20,475	1,093,160
Arconic, Inc.	205,415	5,307,924
Arcosa, Inc.	24,629	800,196
Argan, Inc.	6,878	284,130
Armstrong Flooring, Inc. *	14,969	101,340
Armstrong World Industries, Inc.	25,326	2,417,873
Astec Industries, Inc.	11,276	311,218
Astronics Corp. *	15,096	415,291
Atkore International Group, Inc. *	23,599	684,607
Axon Enterprise, Inc. *	30,742	1,843,598
AZZ, Inc.	12,829	529,453
Babcock & Wilcox Enterprises, Inc. *(a)	14,424	53,080
Barnes Group, Inc.	23,614	1,059,088
Beacon Roofing Supply, Inc. *	34,730	1,107,192
BMC Stock Holdings, Inc. *	33,337	847,760
Briggs & Stratton Corp.	21,576	93,208
Builders FirstSource, Inc. *	60,828	1,183,105
BWX Technologies, Inc.	48,557	2,874,574
CAI International, Inc. *	9,285	196,656
Carlisle Cos., Inc.	29,226	4,236,601
Caterpillar, Inc.	293,790	34,961,010
Chart Industries, Inc. *	18,253	1,147,019
CIRCOR International, Inc. *	9,998	343,631
Colfax Corp. *	48,864	1,329,101
Columbus McKinnon Corp.	11,071	358,368
Comfort Systems USA, Inc.	18,151	701,718
Continental Building Products, Inc. *	18,695	469,992
Cornerstone Building Brands, Inc. *	20,200	94,738
Crane Co.	25,602	1,951,896
CSW Industrials, Inc.	7,836	534,494
Cubic Corp.	14,198	983,495
Cummins, Inc.	75,160	11,219,133
Curtiss-Wright Corp.	22,078	2,707,646
Deere & Co.	162,848	25,226,784
Donaldson Co., Inc.	64,633	3,125,652
Douglas Dynamics, Inc.	12,307	513,940
Dover Corp.	73,361	6,876,860
DXP Enterprises, Inc. *	7,495	243,213
Dycom Industries, Inc. *	16,501	734,294
Eaton Corp. plc	217,734	17,575,488
EMCOR Group, Inc.	28,699	2,509,441
Emerson Electric Co.	315,053	18,774,008
Encore Wire Corp.	10,293	555,719
Energy Recovery, Inc. *	16,100	155,687
EnerSys	22,536	1,262,016
EnPro Industries, Inc.	10,542	656,556
ESCO Technologies, Inc.	13,324	1,014,356
Evoqua Water Technologies Corp. *	29,952	463,058
Fastenal Co.	293,235	8,978,856
Federal Signal Corp.	29,915	888,775
Flowserve Corp.	67,109	2,864,212
Fluor Corp.	71,437	1,262,292
Fortive Corp.	150,045	10,638,190
Fortune Brands Home & Security, Inc.	71,501	3,650,841
Foundation Building Materials, Inc. *	8,050	137,897
Franklin Electric Co., Inc.	19,657	901,273
Security	Number of Shares	Value ($)
Gardner Denver Holdings, Inc. *	66,944	1,919,954
Gates Industrial Corp. plc *	24,098	209,653
GATX Corp.	18,463	1,370,324
Generac Holdings, Inc. *	31,768	2,477,586
General Dynamics Corp.	139,122	26,609,865
General Electric Co.	4,470,162	36,878,836
Gibraltar Industries, Inc. *	16,190	651,971
GMS, Inc. *	18,560	546,778
Graco, Inc.	85,425	3,892,817
GrafTech International Ltd.	31,604	385,253
Graham Corp.	5,408	99,561
Granite Construction, Inc.	23,632	672,094
Great Lakes Dredge & Dock Corp. *	32,512	352,430
Griffon Corp.	18,862	329,142
H&E Equipment Services, Inc.	17,554	426,387
Harsco Corp. *	41,903	750,064
HD Supply Holdings, Inc. *	87,010	3,385,559
HEICO Corp.	21,719	3,142,088
HEICO Corp., Class A	36,327	4,009,048
Helios Technologies, Inc.	15,091	645,744
Herc Holdings, Inc. *	11,782	486,361
Hexcel Corp.	43,126	3,629,053
Hillenbrand, Inc.	33,111	908,566
Honeywell International, Inc.	372,212	61,273,539
Hubbell, Inc.	27,141	3,559,271
Huntington Ingalls Industries, Inc.	21,248	4,440,832
Hyster-Yale Materials Handling, Inc.	4,925	268,659
IDEX Corp.	39,327	6,477,550
Illinois Tool Works, Inc.	153,683	23,030,934
Ingersoll-Rand plc	123,227	14,921,557
Insteel Industries, Inc.	9,116	170,469
ITT, Inc.	44,587	2,537,892
Jacobs Engineering Group, Inc.	58,882	5,232,255
JELD-WEN Holding, Inc. *	33,565	579,332
John Bean Technologies Corp.	16,140	1,651,445
Johnson Controls International plc	408,243	17,427,894
Kadant, Inc.	5,971	491,354
Kaman Corp.	14,544	849,224
Kennametal, Inc.	42,107	1,258,578
Kratos Defense & Security Solutions, Inc. *	47,192	942,424
L.B. Foster Co., Class A *	5,764	114,761
L3Harris Technologies, Inc.	113,308	23,954,444
Lennox International, Inc.	18,016	4,572,100
Lincoln Electric Holdings, Inc.	32,590	2,690,630
Lindsay Corp.	5,871	518,174
Lockheed Martin Corp.	125,734	48,295,687
Lydall, Inc. *	7,818	157,220
Masco Corp.	150,632	6,135,241
Masonite International Corp. *	13,509	721,246
MasTec, Inc. *	31,796	1,999,015
Mercury Systems, Inc. *	28,909	2,475,478
Meritor, Inc. *	43,324	728,710
Milacron Holdings Corp. *	34,253	542,910
Moog, Inc., Class A	16,527	1,342,819
MRC Global, Inc. *	43,180	542,773
MSC Industrial Direct Co., Inc., Class A	22,810	1,542,412
Mueller Industries, Inc.	28,788	758,852
Mueller Water Products, Inc., Class A	78,844	824,708
MYR Group, Inc. *	7,771	222,795
National Presto Industries, Inc.	3,050	261,415
Navistar International Corp. *	33,371	767,533
NN, Inc.	23,919	153,560
Nordson Corp.	26,741	3,635,706
Northrop Grumman Corp.	86,979	31,996,965
NOW, Inc. *	56,798	675,328
NV5 Global, Inc. *	4,672	288,403
nVent Electric plc	80,192	1,624,690

3
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Omega Flex, Inc.	1,630	137,246
Oshkosh Corp.	35,420	2,488,963
Owens Corning	56,197	3,223,460
PACCAR, Inc.	178,618	11,710,196
Park Aerospace Corp.	12,184	205,910
Park-Ohio Holdings Corp.	4,944	134,427
Parker-Hannifin Corp.	65,524	10,861,913
Parsons Corp. *	9,574	325,707
Patrick Industries, Inc. *	11,979	432,921
Pentair plc	80,353	2,886,280
PGT Innovations, Inc. *	30,891	494,256
Plug Power, Inc. *(a)	132,642	287,833
Powell Industries, Inc.	5,767	209,457
Preformed Line Products Co.	1,622	83,128
Primoris Services Corp.	21,733	424,663
Proto Labs, Inc. *	13,822	1,309,496
Quanex Building Products Corp.	17,112	294,669
Quanta Services, Inc.	72,844	2,469,412
Raven Industries, Inc.	18,256	532,528
Raytheon Co.	142,789	26,461,657
RBC Bearings, Inc. *	12,801	2,042,144
Regal Beloit Corp.	21,869	1,550,512
Resideo Technologies, Inc. *	62,103	855,779
REV Group, Inc.	17,880	230,473
Rexnord Corp. *	53,501	1,400,656
Rockwell Automation, Inc.	60,602	9,259,380
Roper Technologies, Inc.	53,127	19,484,859
Rush Enterprises, Inc., Class A	13,872	500,918
Rush Enterprises, Inc., Class B	3,444	128,048
Sensata Technologies Holding plc *	82,272	3,749,958
Simpson Manufacturing Co., Inc.	20,778	1,333,948
SiteOne Landscape Supply, Inc. *	21,655	1,693,421
Snap-on, Inc.	28,342	4,213,889
Spirit AeroSystems Holdings, Inc., Class A	53,515	4,313,309
SPX Corp. *	22,089	838,278
SPX FLOW, Inc. *	22,020	742,294
Standex International Corp.	6,353	436,769
Stanley Black & Decker, Inc.	76,789	10,202,187
Sunrun, Inc. *	42,188	646,742
Systemax, Inc.	8,857	177,760
Teledyne Technologies, Inc. *	18,541	5,721,567
Tennant Co.	9,575	654,834
Terex Corp.	31,839	790,562
Textron, Inc.	117,068	5,268,060
The Boeing Co.	267,831	97,514,589
The Gorman-Rupp Co.	10,714	320,027
The Greenbrier Cos., Inc.	16,061	374,061
The Manitowoc Co., Inc. *	17,938	224,225
The Middleby Corp. *	29,417	3,225,868
The Timken Co.	35,285	1,417,751
The Toro Co.	55,683	4,009,733
Thermon Group Holdings, Inc. *	16,242	353,263
Titan International, Inc.	35,126	91,328
Titan Machinery, Inc. *	10,142	152,739
TPI Composites, Inc. *	8,773	154,756
TransDigm Group, Inc.	25,130	13,527,982
Trex Co., Inc. *	29,872	2,554,952
TriMas Corp. *	22,411	658,435
Trinity Industries, Inc.	68,264	1,192,572
Triton International Ltd.	29,671	953,923
Triumph Group, Inc.	26,444	549,506
Tutor Perini Corp. *	21,479	214,575
United Rentals, Inc. *	40,497	4,558,342
United Technologies Corp.	415,635	54,132,302
Univar, Inc. *	68,321	1,322,011
Universal Forest Products, Inc.	31,076	1,215,072
Valmont Industries, Inc.	11,224	1,520,852
Security	Number of Shares	Value ($)
Veritiv Corp. *	4,876	80,747
Vicor Corp. *	9,710	296,058
Vivint Solar, Inc. *	25,919	208,907
W.W. Grainger, Inc.	22,994	6,292,308
Wabash National Corp.	30,140	411,110
WABCO Holdings, Inc. *	26,011	3,472,729
Wabtec Corp.	93,347	6,460,546
Watsco, Inc.	15,965	2,611,076
Watts Water Technologies, Inc., Class A	13,162	1,206,034
Welbilt, Inc. *	65,507	1,031,080
Wesco Aircraft Holdings, Inc. *	27,892	306,812
WESCO International, Inc. *	22,996	1,036,660
WillScot Corp. *	19,336	269,737
Woodward, Inc.	28,478	3,071,352
Xylem, Inc.	90,838	6,959,099
		1,021,659,799

Commercial & Professional Services 1.2%
ABM Industries, Inc.	34,074	1,269,597
Acacia Research Corp. *	22,982	59,983
ACCO Brands Corp.	52,412	485,859
ADT, Inc. (a)	65,964	313,989
Advanced Disposal Services, Inc. *	38,039	1,233,224
ASGN, Inc. *	27,216	1,700,184
Barrett Business Services, Inc.	3,846	335,102
Brady Corp., Class A	25,409	1,199,559
BrightView Holdings, Inc. *	10,396	190,559
Casella Waste Systems, Inc., Class A *	21,326	970,333
CBIZ, Inc. *	28,789	643,146
Cintas Corp.	43,428	11,456,306
Clean Harbors, Inc. *	25,602	1,883,027
Copart, Inc. *	102,802	7,750,243
CoStar Group, Inc. *	18,770	11,541,110
Covanta Holding Corp.	60,594	1,042,217
Deluxe Corp.	22,189	1,022,469
Ennis, Inc.	13,731	276,130
Equifax, Inc.	61,693	9,030,621
Exponent, Inc.	26,277	1,862,777
Forrester Research, Inc.	4,776	166,539
Franklin Covey Co. *	5,251	193,184
FTI Consulting, Inc. *	19,887	2,150,580
GP Strategies Corp. *	9,058	116,667
Healthcare Services Group, Inc.	37,248	839,942
Heidrick & Struggles International, Inc.	9,193	244,074
Heritage-Crystal Clean, Inc. *	8,542	209,279
Herman Miller, Inc.	30,020	1,269,246
HNI Corp.	21,803	680,036
Huron Consulting Group, Inc. *	11,562	707,710
IAA, Inc. *	66,270	3,237,290
ICF International, Inc.	9,750	825,435
IHS Markit Ltd. *	185,636	12,179,578
InnerWorkings, Inc. *	21,925	92,962
Insperity, Inc.	19,021	1,884,220
Interface, Inc.	33,665	371,998
KAR Auction Services, Inc.	66,615	1,769,294
Kelly Services, Inc., Class A	15,904	385,036
Kforce, Inc.	10,935	355,825
Kimball International, Inc., Class B	19,170	336,434
Knoll, Inc.	25,802	594,994
Korn Ferry	29,236	1,142,543
ManpowerGroup, Inc.	30,776	2,515,630
Matthews International Corp., Class A	17,068	500,263
McGrath RentCorp	12,431	795,957
Mistras Group, Inc. *	9,753	142,394
Mobile Mini, Inc.	22,992	718,730
MSA Safety, Inc.	18,038	1,905,354
Navigant Consulting, Inc.	19,996	557,289

4
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Nielsen Holdings plc	182,008	3,778,486
PICO Holdings, Inc. *	12,995	125,142
Pitney Bowes, Inc.	92,353	328,777
Quad/Graphics, Inc.	14,628	131,506
Republic Services, Inc.	111,365	9,939,326
Resources Connection, Inc.	13,462	222,796
Robert Half International, Inc.	60,544	3,237,288
Rollins, Inc.	77,932	2,556,949
SP Plus Corp. *	12,971	447,629
Steelcase, Inc., Class A	47,267	734,057
Stericycle, Inc. *	44,115	1,980,322
Team, Inc. *	14,225	234,428
Tetra Tech, Inc.	28,543	2,315,408
The Brink's Co.	25,602	1,926,551
TransUnion	96,437	8,066,955
TriNet Group, Inc. *	21,695	1,456,385
TrueBlue, Inc. *	20,003	388,258
UniFirst Corp.	7,981	1,563,558
Upwork, Inc. *	30,072	434,841
US Ecology, Inc.	11,953	723,993
Verisk Analytics, Inc.	84,461	13,643,830
Viad Corp.	10,434	674,349
VSE Corp.	4,691	149,361
Waste Management, Inc.	200,971	23,985,889
		170,201,002

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	17,334	450,164
American Outdoor Brands Corp. *	28,595	171,856
Beazer Homes USA, Inc. *	18,668	233,910
Brunswick Corp.	44,858	2,090,383
Callaway Golf Co.	46,603	827,669
Capri Holdings Ltd. *	80,006	2,110,558
Carter's, Inc.	23,019	2,105,778
Cavco Industries, Inc. *	4,411	809,286
Century Communities, Inc. *	15,109	425,772
Columbia Sportswear Co.	15,169	1,422,701
Crocs, Inc. *	35,147	783,778
D.R. Horton, Inc.	173,469	8,581,511
Deckers Outdoor Corp. *	15,037	2,217,206
Ethan Allen Interiors, Inc.	12,744	219,197
Fossil Group, Inc. *	19,729	252,531
G-III Apparel Group Ltd. *	22,224	455,814
Garmin Ltd.	62,016	5,058,645
GoPro, Inc., Class A *	80,684	312,247
Hanesbrands, Inc.	184,508	2,520,379
Hasbro, Inc.	58,941	6,511,212
Helen of Troy Ltd. *	12,869	1,975,520
Installed Building Products, Inc. *	10,766	612,693
iRobot Corp. *	14,330	885,737
Johnson Outdoors, Inc., Class A	3,145	176,120
KB Home	44,580	1,252,252
Kontoor Brands, Inc. *	23,660	810,118
La-Z-Boy, Inc.	23,683	754,777
Legacy Housing Corp. *	2,600	38,402
Leggett & Platt, Inc.	66,494	2,472,912
Lennar Corp., B Shares	9,493	384,561
Lennar Corp., Class A	144,761	7,382,811
Levi Strauss & Co., Class A *	21,792	368,285
LGI Homes, Inc. *	9,413	767,254
Lululemon Athletica, Inc. *	54,217	10,012,253
M.D.C Holdings, Inc.	25,744	995,521
M/I Homes, Inc. *	13,060	471,988
Malibu Boats, Inc., Class A *	11,075	308,107
Marine Products Corp.	4,255	64,378
Mattel, Inc. *	178,083	1,745,213
Meritage Homes Corp. *	18,207	1,189,645
Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	30,816	3,663,714
Movado Group, Inc.	8,907	191,679
Nautilus, Inc. *	31,736	44,113
Newell Brands, Inc.	199,212	3,306,919
NIKE, Inc., Class B	643,408	54,367,976
NVR, Inc. *	1,802	6,485,398
Oxford Industries, Inc.	8,536	595,642
Polaris, Inc.	29,053	2,382,927
PulteGroup, Inc.	127,322	4,303,484
PVH Corp.	38,786	2,939,979
Ralph Lauren Corp.	27,049	2,389,509
Roku, Inc. *	42,352	6,410,399
Skechers U.S.A., Inc., Class A *	68,940	2,182,640
Skyline Champion Corp. *	25,491	713,748
Sonos, Inc. *	9,634	139,886
Steven Madden Ltd.	40,771	1,354,413
Sturm Ruger & Co., Inc.	8,911	365,440
Tapestry, Inc.	147,986	3,055,911
Taylor Morrison Home Corp., Class A *	53,952	1,287,295
Tempur Sealy International, Inc. *	23,722	1,829,441
Toll Brothers, Inc.	68,144	2,466,131
TopBuild Corp. *	17,321	1,604,271
TRI Pointe Group, Inc. *	72,387	1,013,418
Tupperware Brands Corp.	24,924	324,261
Under Armour, Inc., Class A *	94,967	1,767,336
Under Armour, Inc., Class C *	101,555	1,718,311
Unifi, Inc. *	6,785	130,543
Universal Electronics, Inc. *	6,330	285,800
Vera Bradley, Inc. *	9,568	101,325
VF Corp.	166,617	13,654,263
Vista Outdoor, Inc. *	27,898	155,950
Whirlpool Corp.	32,511	4,521,955
William Lyon Homes, Class A *	18,066	319,226
Wolverine World Wide, Inc.	44,530	1,155,554
YETI Holdings, Inc. *(a)	15,454	436,576
		197,894,577

Consumer Services 2.4%
Adtalem Global Education, Inc. *	28,339	1,210,642
American Public Education, Inc. *	9,178	222,383
Aramark	125,880	5,143,457
BBX Capital Corp.	37,315	154,857
Biglari Holdings, Inc., Class B *	1,000	87,710
BJ's Restaurants, Inc.	10,369	377,846
Bloomin' Brands, Inc.	46,343	836,028
Bluegreen Vacations Corp.	6,065	57,375
Boyd Gaming Corp.	41,855	1,006,194
Bright Horizons Family Solutions, Inc. *	29,909	4,936,480
Brinker International, Inc.	19,249	731,462
Caesars Entertainment Corp. *	302,224	3,478,598
Career Education Corp. *	36,592	750,502
Carnival Corp.	204,656	9,021,236
Carriage Services, Inc.	9,243	196,599
Carrols Restaurant Group, Inc. *	21,313	155,585
Chegg, Inc. *	55,034	2,181,548
Chipotle Mexican Grill, Inc. *	12,587	10,553,193
Choice Hotels International, Inc.	17,309	1,574,773
Churchill Downs, Inc.	17,818	2,196,247
Chuy's Holdings, Inc. *	9,574	242,892
Cracker Barrel Old Country Store, Inc.	12,553	2,076,266
Darden Restaurants, Inc.	62,203	7,525,319
Dave & Buster's Entertainment, Inc.	19,276	829,832
Del Frisco's Restaurant Group, Inc. *	14,487	115,461
Denny's Corp. *	29,786	702,652
Dine Brands Global, Inc.	8,782	619,570
Domino's Pizza, Inc.	20,847	4,728,933
Drive Shack, Inc. *	38,425	180,982

5
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Dunkin' Brands Group, Inc.	42,025	3,464,541
El Pollo Loco Holdings, Inc. *	13,099	133,741
Eldorado Resorts, Inc. *	33,779	1,300,829
Everi Holdings, Inc. *	35,830	320,320
Extended Stay America, Inc.	97,235	1,366,152
Fiesta Restaurant Group, Inc. *	12,882	111,300
frontdoor, Inc. *	43,062	2,210,803
Golden Entertainment, Inc. *	9,579	135,830
Graham Holdings Co., Class B	2,320	1,633,419
Grand Canyon Education, Inc. *	24,662	3,097,547
H&R Block, Inc.	107,773	2,610,262
Hilton Grand Vacations, Inc. *	46,567	1,572,568
Hilton Worldwide Holdings, Inc.	149,197	13,781,327
Houghton Mifflin Harcourt Co. *	56,069	333,611
Hyatt Hotels Corp., Class A	19,874	1,433,909
International Speedway Corp., Class A	11,378	512,238
Jack in the Box, Inc.	12,867	1,097,812
K12, Inc. *	19,115	503,680
Las Vegas Sands Corp.	186,138	10,325,075
Laureate Education, Inc., Class A *	55,292	1,011,844
Lindblad Expeditions Holdings, Inc. *	15,481	288,875
Marriott International, Inc., Class A	141,673	17,859,298
Marriott Vacations Worldwide Corp.	19,895	1,961,448
McDonald's Corp.	390,840	85,191,395
MGM Resorts International	260,780	7,317,487
Monarch Casino & Resort, Inc. *	6,097	270,585
Noodles & Co. *	19,515	112,602
Norwegian Cruise Line Holdings Ltd. *	108,174	5,489,830
OneSpaWorld Holdings Ltd. *	17,015	267,135
Papa John's International, Inc.	11,998	597,020
Penn National Gaming, Inc. *	54,440	1,043,615
Planet Fitness, Inc., Class A *	43,517	3,072,735
Playa Hotels & Resorts N.V. *	26,358	213,236
PlayAGS, Inc. *	15,653	152,460
Potbelly Corp. *	12,100	56,023
Red Robin Gourmet Burgers, Inc. *	6,833	228,837
Red Rock Resorts, Inc., Class A	35,335	736,735
Regis Corp. *	13,768	222,629
Royal Caribbean Cruises Ltd.	88,192	9,196,662
Ruth's Hospitality Group, Inc.	13,504	262,653
Scientific Games Corp., Class A *	29,861	551,831
SeaWorld Entertainment, Inc. *	20,625	598,331
Service Corp. International	92,662	4,290,251
ServiceMaster Global Holdings, Inc. *	70,051	3,995,709
Shake Shack, Inc., Class A *	14,000	1,388,240
Six Flags Entertainment Corp.	36,443	2,156,332
Sotheby's *	16,133	931,681
Speedway Motorsports, Inc.	7,758	153,221
Starbucks Corp.	620,401	59,905,921
Strategic Education, Inc.	11,143	1,885,730
Target Hospitality Corp. *	16,431	100,229
Texas Roadhouse, Inc.	33,733	1,735,900
The Cheesecake Factory, Inc.	21,777	827,308
The Habit Restaurants, Inc., Class A *	20,518	179,738
The Wendy's Co.	91,450	2,011,900
Vail Resorts, Inc.	20,588	4,864,533
Weight Watchers International, Inc. *	19,528	585,645
Wingstop, Inc.	14,845	1,487,024
Wyndham Destinations, Inc.	47,227	2,094,045
Wyndham Hotels & Resorts, Inc.	50,318	2,585,339
Wynn Resorts Ltd.	49,506	5,453,086
Yum! Brands, Inc.	157,209	18,358,867
		359,533,551

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	26,759	2,050,542
AG Mortgage Investment Trust, Inc.	18,224	273,178
Security	Number of Shares	Value ($)
AGNC Investment Corp.	276,316	4,108,819
Ally Financial, Inc.	202,975	6,363,266
American Express Co.	350,802	42,226,037
Ameriprise Financial, Inc.	68,596	8,847,512
Annaly Capital Management, Inc.	749,726	6,222,726
Anworth Mortgage Asset Corp.	52,161	161,699
Apollo Commercial Real Estate Finance, Inc.	69,332	1,286,109
Arbor Realty Trust, Inc. (a)	42,970	539,274
Ares Management Corp., Class A	34,840	1,013,844
Arlington Asset Investment Corp., Class A	20,988	103,681
ARMOUR Residential REIT, Inc.	26,863	441,090
Artisan Partners Asset Management, Inc., Class A	27,430	730,735
AXA Equitable Holdings, Inc.	127,574	2,649,712
Berkshire Hathaway, Inc., Class B *	992,608	201,906,393
BGC Partners, Inc., Class A	142,423	726,357
BlackRock, Inc.	60,956	25,757,567
Blackstone Mortgage Trust, Inc., Class A	68,637	2,388,568
Blucora, Inc. *	24,285	548,355
Cannae Holdings, Inc. *	35,538	988,667
Capital One Financial Corp.	240,804	20,858,443
Capstead Mortgage Corp.	44,617	324,366
Cboe Global Markets, Inc.	57,647	6,869,217
Chimera Investment Corp.	94,539	1,802,859
CME Group, Inc.	183,243	39,816,871
Cohen & Steers, Inc.	11,055	596,196
Colony Credit Real Estate, Inc.	44,089	552,435
Cowen, Inc., Class A *	13,851	216,214
Credit Acceptance Corp. *	6,263	2,834,947
Curo Group Holdings Corp. *	6,685	91,050
Diamond Hill Investment Group, Inc.	1,801	242,955
Discover Financial Services	165,500	13,235,035
Donnelley Financial Solutions, Inc. *	19,445	206,700
Dynex Capital, Inc.	12,202	172,292
E*TRADE Financial Corp.	125,767	5,249,515
Eaton Vance Corp.	58,034	2,502,426
Ellington Financial, Inc.	13,128	229,346
Encore Capital Group, Inc. *	14,277	526,821
Enova International, Inc. *	18,896	451,614
Evercore, Inc., Class A	21,421	1,708,539
Exantas Capital Corp.	14,245	159,686
EZCORP, Inc., Class A *	30,774	242,191
FactSet Research Systems, Inc.	19,686	5,356,364
Federated Investors, Inc., Class B	49,064	1,572,011
FGL Holdings	88,199	703,828
FirstCash, Inc.	21,937	2,165,840
Focus Financial Partners, Inc., Class A *	11,304	231,958
Franklin Resources, Inc.	149,860	3,938,321
GAMCO Investors, Inc., Class A	3,329	58,823
Granite Point Mortgage Trust, Inc.	26,539	485,398
Green Dot Corp., Class A *	23,952	732,452
Greenhill & Co., Inc.	9,172	128,775
Hamilton Lane, Inc., Class A	9,099	565,412
Houlihan Lokey, Inc.	18,272	807,257
Interactive Brokers Group, Inc., Class A	38,502	1,817,294
Intercontinental Exchange, Inc.	289,777	27,088,354
INTL FCStone, Inc. *	8,726	342,146
Invesco Ltd.	206,743	3,245,865
Invesco Mortgage Capital, Inc.	65,995	991,905
Janus Henderson Group plc	84,161	1,608,317
Jefferies Financial Group, Inc.	130,443	2,431,458
KKR & Co., Inc., Class A	279,115	7,212,332
KKR Real Estate Finance Trust, Inc.	13,955	263,889
Ladder Capital Corp., Class A	43,586	731,373
Ladenburg Thalmann Financial Services, Inc.	52,163	102,240

6
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Lazard Ltd., Class A	66,298	2,276,673
Legg Mason, Inc.	45,375	1,669,346
LendingClub Corp. *	43,726	572,373
LPL Financial Holdings, Inc.	42,501	3,185,450
MarketAxess Holdings, Inc.	19,223	7,643,449
MFA Financial, Inc.	226,082	1,621,008
Moelis & Co., Class A	25,553	856,792
Moody's Corp.	84,354	18,185,035
Morgan Stanley	654,704	27,163,669
Morningstar, Inc.	9,353	1,511,258
MSCI, Inc.	43,382	10,178,719
Nasdaq, Inc.	59,081	5,898,647
Navient Corp.	109,632	1,396,712
Nelnet, Inc., Class A	10,764	721,726
New Residential Investment Corp.	213,639	3,005,901
New York Mortgage Trust, Inc.	107,549	661,426
Northern Trust Corp.	111,495	9,803,755
OneMain Holdings, Inc.	39,683	1,422,636
PennyMac Mortgage Investment Trust	39,029	849,271
Piper Jaffray Cos.	7,407	538,933
PJT Partners, Inc., Class A	10,275	427,543
PRA Group, Inc. *	24,524	837,249
Pzena Investment Management, Inc., Class A	8,652	70,341
Raymond James Financial, Inc.	64,607	5,072,296
Redwood Trust, Inc.	51,399	853,223
S&P Global, Inc.	126,146	32,821,928
Safeguard Scientifics, Inc. *	8,891	106,336
Santander Consumer USA Holdings, Inc.	57,750	1,507,853
SEI Investments Co.	67,013	3,853,918
SLM Corp.	225,188	1,900,587
Starwood Property Trust, Inc.	141,944	3,325,748
State Street Corp.	191,196	9,810,267
Stifel Financial Corp.	36,534	1,951,646
Synchrony Financial	324,306	10,394,007
T. Rowe Price Group, Inc.	121,298	13,417,985
TD Ameritrade Holding Corp.	135,976	6,038,694
The Bank of New York Mellon Corp.	452,988	19,052,675
The Charles Schwab Corp. (b)	604,078	23,118,065
The Goldman Sachs Group, Inc.	174,035	35,487,477
TPG RE Finance Trust, Inc.	27,886	541,267
Tradeweb Markets, Inc., Class A	23,624	1,006,146
Two Harbors Investment Corp.	143,624	1,813,971
Virtu Financial, Inc., Class A	30,673	576,652
Virtus Investment Partners, Inc.	3,653	389,739
Voya Financial, Inc.	73,218	3,611,112
Waddell & Reed Financial, Inc., Class A	40,310	651,813
Western Asset Mortgage Capital Corp.	28,211	265,183
Westwood Holdings Group, Inc.	4,651	127,670
WisdomTree Investments, Inc.	59,680	287,061
World Acceptance Corp. *	3,111	413,452
		749,700,144

Energy 4.1%
Antero Midstream Corp. (a)	117,170	833,079
Antero Resources Corp. *	109,784	348,015
Apache Corp.	194,008	4,184,753
Apergy Corp. *	40,203	1,044,474
Arch Coal, Inc., Class A (a)	8,965	686,360
Archrock, Inc.	70,099	680,661
Baker Hughes a GE Co.	264,780	5,743,078
Berry Petroleum Corp.	9,235	73,788
Bonanza Creek Energy, Inc. *	9,554	215,538
Brigham Minerals, Inc., Class A	8,294	165,797
C&J Energy Services, Inc. *	32,221	308,033
Cabot Oil & Gas Corp.	216,385	3,704,511
Cactus, Inc., Class A *	23,595	600,965
Security	Number of Shares	Value ($)
California Resources Corp. *	25,505	249,694
Callon Petroleum Co. *	120,817	496,558
Carrizo Oil & Gas, Inc. *	43,992	364,694
Centennial Resource Development, Inc., Class A *	96,381	464,556
Cheniere Energy, Inc. *	112,833	6,737,258
Chesapeake Energy Corp. *(a)	532,612	766,961
Chevron Corp.	974,561	114,725,321
Cimarex Energy Co.	52,184	2,232,432
Clean Energy Fuels Corp. *	85,584	170,312
CNX Resources Corp. *	102,234	814,805
Concho Resources, Inc.	102,500	7,497,875
ConocoPhillips	578,367	30,179,190
CONSOL Energy, Inc. *	13,840	231,958
Contango Oil & Gas Co. *	19,713	19,319
Continental Resources, Inc. *	44,684	1,304,773
Contura Energy, Inc. *	2,184	62,899
Core Laboratories N.V.	23,866	944,855
Covia Holdings Corp. *	14,909	22,364
CVR Energy, Inc.	15,059	599,047
Delek US Holdings, Inc.	36,348	1,190,397
Denbury Resources, Inc. *	232,850	251,478
Devon Energy Corp.	211,827	4,658,076
Diamond Offshore Drilling, Inc. *	34,091	221,251
Diamondback Energy, Inc.	79,360	7,783,629
Dril-Quip, Inc. *	18,540	850,059
EOG Resources, Inc.	297,299	22,056,613
EQT Corp.	129,035	1,312,286
Equitrans Midstream Corp.	106,345	1,434,594
Era Group, Inc. *	9,752	92,449
Evolution Petroleum Corp.	15,150	89,688
Exterran Corp. *	17,157	181,006
Extraction Oil & Gas, Inc. *(a)	26,199	105,582
Exxon Mobil Corp.	2,167,184	148,408,760
Falcon Minerals Corp.	18,896	110,731
Frank's International N.V. *	44,435	193,292
Geospace Technologies Corp. *	6,363	77,883
Green Plains, Inc.	21,448	176,088
Gulfport Energy Corp. *	81,074	194,578
Halliburton Co.	449,228	8,463,456
Helix Energy Solutions Group, Inc. *	73,423	531,583
Helmerich & Payne, Inc.	57,592	2,164,883
Hess Corp.	130,161	8,193,635
HighPoint Resources Corp. *	113,474	132,765
HollyFrontier Corp.	80,728	3,581,094
International Seaways, Inc. *	14,247	245,333
Isramco, Inc. *	674	81,102
Jagged Peak Energy, Inc. *	32,606	224,981
Keane Group, Inc. *	20,892	110,728
Kinder Morgan, Inc.	999,557	20,261,020
KLX Energy Services Holdings, Inc. *	12,395	124,322
Kosmos Energy Ltd.	117,534	742,815
Laredo Petroleum, Inc. *	83,779	207,772
Liberty Oilfield Services, Inc., Class A	25,918	279,137
Magnolia Oil & Gas Corp., Class A *	44,739	456,785
Marathon Oil Corp.	418,410	4,953,974
Marathon Petroleum Corp.	339,186	16,691,343
Matador Resources Co. *	52,857	827,212
Matrix Service Co. *	15,021	298,467
McDermott International, Inc. *	97,841	461,810
Montage Resources Corp. *	3,056	9,107
Murphy Oil Corp.	71,353	1,300,765
Nabors Industries Ltd.	169,887	285,410
NACCO Industries, Inc., Class A	2,318	115,390
National Oilwell Varco, Inc.	199,219	4,070,044
Natural Gas Services Group, Inc. *	6,419	69,197
NCS Multistage Holdings, Inc. *	14,854	32,085
Newpark Resources, Inc. *	45,109	298,170

7
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Noble Corp. plc *	120,313	192,501
Noble Energy, Inc.	243,895	5,507,149
Northern Oil & Gas, Inc. *	98,860	181,902
Oasis Petroleum, Inc. *	138,500	432,120
Occidental Petroleum Corp.	458,223	19,923,536
Oceaneering International, Inc. *	51,588	668,580
Oil States International, Inc. *	31,497	434,344
ONEOK, Inc.	211,382	15,067,309
Overseas Shipholding Group, Inc., Class A *	44,331	72,260
Par Pacific Holdings, Inc. *	15,682	340,927
Parsley Energy, Inc., Class A *	134,348	2,406,173
Patterson-UTI Energy, Inc.	111,936	968,246
PBF Energy, Inc., Class A	61,871	1,466,343
PDC Energy, Inc. *	33,697	1,073,249
Peabody Energy Corp.	41,752	769,489
Penn Virginia Corp. *	6,749	192,346
Phillips 66	213,789	21,086,009
Pioneer Natural Resources Co.	86,363	10,658,921
ProPetro Holding Corp. *	38,815	413,380
QEP Resources, Inc.	124,742	444,082
Range Resources Corp.	123,545	439,820
Renewable Energy Group, Inc. *	18,313	222,869
REX American Resources Corp. *	3,397	233,306
RigNet, Inc. *	6,497	50,936
Ring Energy, Inc. *	57,093	83,356
RPC, Inc.	28,690	152,344
SandRidge Energy, Inc. *	15,150	70,902
Schlumberger Ltd.	709,293	23,002,372
SEACOR Holdings, Inc. *	8,592	403,566
SEACOR Marine Holdings, Inc. *	11,507	149,936
Select Energy Services, Inc., Class A *	30,180	246,269
SemGroup Corp., Class A	32,066	283,463
SM Energy Co.	51,243	485,784
Smart Sand, Inc. *	14,784	35,038
Southwestern Energy Co. *	276,148	436,314
SRC Energy, Inc. *	129,404	649,608
Talos Energy, Inc. *	12,893	245,483
Targa Resources Corp.	119,460	4,314,895
TechnipFMC plc	217,484	5,402,303
Tellurian, Inc. *(a)	50,189	327,734
TETRA Technologies, Inc. *	64,480	107,037
The Williams Cos., Inc.	621,043	14,656,615
Tidewater, Inc. *	20,552	323,900
Transocean Ltd. *	262,751	1,195,517
U.S. Well Services, Inc. *	13,852	41,556
Unit Corp. *	28,124	85,216
US Silica Holdings, Inc.	38,948	396,101
Valaris plc *(a)	102,643	478,316
Valero Energy Corp.	213,805	16,095,240
W&T Offshore, Inc. *	47,600	208,488
Whiting Petroleum Corp. *	45,408	301,055
World Fuel Services Corp.	34,517	1,325,453
WPX Energy, Inc. *	203,078	2,185,119
		608,011,525

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	62,260	1,634,948
Casey's General Stores, Inc.	18,757	3,148,363
Costco Wholesale Corp.	225,187	66,376,120
Ingles Markets, Inc., Class A	6,785	263,801
Natural Grocers by Vitamin Cottage, Inc. *	3,751	35,409
Performance Food Group Co. *	53,808	2,517,676
PriceSmart, Inc.	11,508	695,429
Rite Aid Corp. *(a)	27,316	176,461
SpartanNash Co.	17,436	187,786
Security	Number of Shares	Value ($)
Sprouts Farmers Market, Inc. *	60,538	1,086,657
Sysco Corp.	241,978	17,986,225
The Andersons, Inc.	10,263	235,228
The Chefs' Warehouse, Inc. *	11,342	437,574
The Kroger Co.	412,974	9,779,224
United Natural Foods, Inc. *	28,971	232,927
US Foods Holding Corp. *	112,032	4,531,694
Village Super Market, Inc., Class A	4,865	121,479
Walgreens Boots Alliance, Inc.	397,911	20,369,064
Walmart, Inc.	716,158	81,828,213
Weis Markets, Inc.	8,584	328,166
		211,972,444

Food, Beverage & Tobacco 3.6%
Alico, Inc.	2,500	74,625
Altria Group, Inc.	959,545	41,970,498
Archer-Daniels-Midland Co.	286,234	10,891,204
B&G Foods, Inc. (a)	33,172	561,602
Beyond Meat, Inc. *(a)	5,222	875,364
Brown-Forman Corp., Class A	31,875	1,835,044
Brown-Forman Corp., Class B	85,231	5,027,777
Bunge Ltd.	72,408	3,867,311
Cal-Maine Foods, Inc.	16,057	650,951
Calavo Growers, Inc.	8,368	741,823
Campbell Soup Co.	98,773	4,444,785
Coca-Cola Consolidated, Inc.	2,487	837,149
Conagra Brands, Inc.	248,425	7,045,333
Constellation Brands, Inc., Class A	85,719	17,516,678
Darling Ingredients, Inc. *	83,776	1,558,234
Dean Foods Co. (a)	69,389	70,083
Flowers Foods, Inc.	93,173	2,124,344
Fresh Del Monte Produce, Inc.	15,436	401,953
Freshpet, Inc. *	17,414	854,679
General Mills, Inc.	306,951	16,513,964
Hormel Foods Corp.	140,368	5,981,080
Hostess Brands, Inc. *	59,214	830,180
Ingredion, Inc.	34,847	2,692,628
J&J Snack Foods Corp.	7,899	1,524,981
John B Sanfilippo & Son, Inc.	4,397	407,162
Kellogg Co.	127,229	7,989,981
Keurig Dr Pepper, Inc.	92,731	2,529,702
Lamb Weston Holdings, Inc.	75,267	5,298,044
Lancaster Colony Corp.	9,402	1,371,752
Landec Corp. *	13,935	153,146
Limoneira Co.	8,629	156,703
McCormick & Co., Inc. Non-Voting Shares	63,341	10,316,349
MGP Ingredients, Inc.	6,389	307,758
Molson Coors Brewing Co., Class B	95,870	4,923,883
Mondelez International, Inc., Class A	738,348	40,771,577
Monster Beverage Corp. *	199,862	11,725,904
National Beverage Corp. (a)	4,589	187,690
PepsiCo, Inc.	717,459	98,098,169
Philip Morris International, Inc.	797,091	57,462,290
Pilgrim's Pride Corp. *	25,567	796,668
Post Holdings, Inc. *	34,009	3,390,357
Primo Water Corp. *	19,889	243,242
Sanderson Farms, Inc.	9,964	1,490,814
Seaboard Corp.	143	590,616
Seneca Foods Corp., Class A *	5,165	141,934
Simply Good Foods Co. *	25,996	770,261
The Boston Beer Co., Inc., Class A *	4,521	1,982,097
The Coca-Cola Co.	1,967,619	108,297,750
The Hain Celestial Group, Inc. *	44,749	852,468
The Hershey Co.	70,812	11,222,286
The J.M. Smucker Co.	58,189	6,119,155
The Kraft Heinz Co.	318,783	8,135,342

8
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Tootsie Roll Industries, Inc.	10,461	383,709
TreeHouse Foods, Inc. *	28,313	1,434,053
Tyson Foods, Inc., Class A	150,903	14,040,015
Universal Corp.	13,199	660,742
Vector Group Ltd.	55,922	653,169
		531,797,058

Health Care Equipment & Services 6.2%
Abbott Laboratories	904,161	77,143,017
ABIOMED, Inc. *	22,864	4,414,352
Acadia Healthcare Co., Inc. *	45,634	1,207,476
Accuray, Inc. *	51,151	137,085
Addus HomeCare Corp. *	5,757	506,501
Align Technology, Inc. *	36,985	6,772,323
Allscripts Healthcare Solutions, Inc. *	85,899	779,963
Amedisys, Inc. *	15,019	1,933,096
American Renal Associates Holdings, Inc. *	11,863	73,551
AmerisourceBergen Corp.	79,415	6,533,472
AMN Healthcare Services, Inc. *	24,160	1,410,944
AngioDynamics, Inc. *	18,228	334,848
Antares Pharma, Inc. *	85,404	276,709
Anthem, Inc.	131,873	34,487,427
AtriCure, Inc. *	18,332	502,113
Atrion Corp.	764	593,743
Avanos Medical, Inc. *	25,286	838,989
AxoGen, Inc. *	17,896	283,652
Axonics Modulation Technologies, Inc. *	3,943	131,184
Baxter International, Inc.	242,533	21,330,777
Becton Dickinson & Co.	138,432	35,150,653
BioTelemetry, Inc. *	17,470	692,686
Boston Scientific Corp. *	710,495	30,359,451
Brookdale Senior Living, Inc. *	92,820	759,268
Cantel Medical Corp.	18,396	1,691,144
Capital Senior Living Corp. *	17,702	81,606
Cardinal Health, Inc.	152,684	6,585,261
Cardiovascular Systems, Inc. *	18,221	882,443
Castlight Health, Inc., Class B *	30,061	42,386
Centene Corp. *	211,324	9,851,925
Cerner Corp.	166,664	11,484,816
Cerus Corp. *	71,681	384,927
Chemed Corp.	8,196	3,519,608
Cigna Corp. *	194,690	29,976,419
Community Health Systems, Inc. *	57,849	144,044
Computer Programs & Systems, Inc.	6,877	145,449
CONMED Corp.	13,752	1,385,789
CorVel Corp. *	4,965	418,202
Covetrus, Inc. *	51,126	679,465
CryoLife, Inc. *	18,624	499,123
CVS Health Corp.	665,908	40,567,115
Danaher Corp.	322,910	45,882,282
DaVita, Inc. *	53,869	3,036,596
DENTSPLY SIRONA, Inc.	119,425	6,228,014
DexCom, Inc. *	46,752	8,023,111
Diplomat Pharmacy, Inc. *	28,256	164,167
Edwards Lifesciences Corp. *	107,176	23,775,924
Encompass Health Corp.	50,651	3,079,074
Endologix, Inc. *	14,033	75,217
Enzo Biochem, Inc. *	20,200	65,650
Evolent Health, Inc., Class A *	38,323	263,279
GenMark Diagnostics, Inc. *	27,314	163,611
Glaukos Corp. *	17,349	1,115,714
Globus Medical, Inc., Class A *	39,305	2,007,306
Guardant Health, Inc. *	19,697	1,724,078
Haemonetics Corp. *	26,014	3,473,649
Hanger, Inc. *	18,092	341,577
HCA Healthcare, Inc.	137,356	16,510,191
Security	Number of Shares	Value ($)
HealthEquity, Inc. *	35,549	2,110,189
HealthStream, Inc. *	13,771	347,993
Henry Schein, Inc. *	76,432	4,709,740
Heska Corp. *	4,216	295,921
Hill-Rom Holdings, Inc.	34,115	3,673,503
HMS Holdings Corp. *	45,890	1,676,362
Hologic, Inc. *	136,854	6,756,482
Humana, Inc.	69,088	19,566,413
ICU Medical, Inc. *	8,514	1,377,140
IDEXX Laboratories, Inc. *	44,025	12,755,804
Inogen, Inc. *	10,924	506,546
Inovalon Holdings, Inc., Class A *	36,301	614,213
Inspire Medical Systems, Inc. *	6,021	418,520
Insulet Corp. *	30,800	4,748,436
Integer Holdings Corp. *	15,009	1,086,652
Integra LifeSciences Holdings Corp. *	36,794	2,208,376
Intuitive Surgical, Inc. *	59,148	30,244,738
Invacare Corp.	17,278	83,626
iRhythm Technologies, Inc. *	11,308	860,765
Laboratory Corp. of America Holdings *	50,465	8,455,915
Lantheus Holdings, Inc. *	21,276	462,966
LeMaitre Vascular, Inc.	7,416	234,791
LHC Group, Inc. *	15,362	1,820,397
LivaNova plc *	25,105	1,948,901
Magellan Health, Inc. *	12,378	779,938
Masimo Corp. *	25,398	3,892,244
McKesson Corp.	97,416	13,469,710
Medidata Solutions, Inc. *	31,858	2,917,556
MEDNAX, Inc. *	46,168	973,221
Medtronic plc	687,352	74,158,407
Meridian Bioscience, Inc.	23,606	217,883
Merit Medical Systems, Inc. *	27,835	968,101
Mesa Laboratories, Inc.	1,765	390,471
Molina Healthcare, Inc. *	32,199	4,194,886
National HealthCare Corp.	5,203	420,402
National Research Corp.	6,165	394,745
Natus Medical, Inc. *	18,228	504,551
Neogen Corp. *	26,184	1,846,496
Nevro Corp. *	15,993	1,339,094
NextGen Healthcare, Inc. *	19,744	280,562
NuVasive, Inc. *	26,808	1,702,844
Omnicell, Inc. *	20,770	1,491,286
Option Care Health, Inc. *	69,920	244,720
OraSure Technologies, Inc. *	32,024	211,358
Orthofix Medical, Inc. *	9,267	471,134
Owens & Minor, Inc.	26,405	134,137
Patterson Cos., Inc.	41,444	692,944
Penumbra, Inc. *	16,132	2,348,013
Premier, Inc., Class A *	24,231	854,385
Quest Diagnostics, Inc.	68,555	7,017,975
Quidel Corp. *	17,867	1,126,514
R1 RCM, Inc. *	48,219	562,234
RadNet, Inc. *	25,420	353,592
ResMed, Inc.	73,235	10,201,636
SeaSpine Holdings Corp. *	9,455	103,910
Select Medical Holdings Corp. *	56,046	909,066
Senseonics Holdings, Inc. *(a)	71,477	72,907
Shockwave Medical, Inc. *(a)	3,153	131,953
SI-BONE, Inc. *	3,754	72,978
Silk Road Medical, Inc. *	3,345	144,136
STAAR Surgical Co. *	13,686	412,085
STERIS plc	43,306	6,686,446
Stryker Corp.	158,356	34,942,835
Surgery Partners, Inc. *	8,600	55,384
Surmodics, Inc. *	6,373	299,913
Tabula Rasa HealthCare, Inc. *	8,795	499,556
Tactile Systems Technology, Inc. *	10,495	529,368
Tandem Diabetes Care, Inc. *	30,152	2,183,909

9
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Teladoc Health, Inc. *	37,222	2,154,409
Teleflex, Inc.	23,723	8,633,274
Tenet Healthcare Corp. *	42,049	910,361
The Cooper Cos., Inc.	25,415	7,872,296
The Ensign Group, Inc.	25,404	1,267,660
The Providence Service Corp. *	5,999	337,204
Tivity Health, Inc. *	23,699	432,744
TransEnterix, Inc. *(a)	98,632	90,317
TransMedics Group, Inc. *	3,255	77,957
Triple-S Management Corp., Class B *	10,986	225,433
UnitedHealth Group, Inc.	486,986	113,954,724
Universal Health Services, Inc., Class B	42,236	6,106,481
US Physical Therapy, Inc.	6,326	844,648
Varex Imaging Corp. *	19,727	519,806
Varian Medical Systems, Inc. *	46,652	4,941,846
Veeva Systems, Inc., Class A *	65,489	10,503,126
ViewRay, Inc. *	28,236	111,250
Vocera Communications, Inc. *	16,186	371,469
WellCare Health Plans, Inc. *	25,842	6,996,463
West Pharmaceutical Services, Inc.	37,704	5,484,424
Wright Medical Group N.V. *	60,184	1,254,836
Zimmer Biomet Holdings, Inc.	104,891	14,600,827
		926,783,871

Household & Personal Products 1.8%
Avon Products, Inc. *	227,310	988,798
Central Garden & Pet Co. *	7,935	209,643
Central Garden & Pet Co., Class A *	19,928	479,468
Church & Dwight Co., Inc.	125,607	10,020,926
Colgate-Palmolive Co.	439,649	32,599,973
Coty, Inc., Class A	155,027	1,480,508
Edgewell Personal Care Co. *	28,342	789,041
elf Beauty, Inc. *	8,583	140,074
Energizer Holdings, Inc.	32,976	1,269,576
Herbalife Nutrition Ltd. *	51,102	1,759,442
Inter Parfums, Inc.	8,923	573,660
Kimberly-Clark Corp.	175,597	24,778,493
Medifast, Inc.	6,075	607,257
Natural Health Trends Corp.	3,085	23,323
Nu Skin Enterprises, Inc., Class A	28,751	1,167,866
Revlon, Inc., Class A *(a)	3,422	56,566
Spectrum Brands Holdings, Inc.	21,401	1,195,674
The Clorox Co.	64,967	10,275,181
The Estee Lauder Cos., Inc., Class A	112,393	22,252,690
The Procter & Gamble Co.	1,285,009	154,496,632
USANA Health Sciences, Inc. *	6,936	471,440
WD-40 Co.	7,165	1,306,179
		266,942,410

Insurance 2.7%
Aflac, Inc.	383,776	19,257,880
Alleghany Corp. *	7,542	5,651,296
Ambac Financial Group, Inc. *	26,523	478,475
American Equity Investment Life Holding Co.	47,762	1,029,271
American Financial Group, Inc.	36,666	3,702,166
American International Group, Inc.	443,534	23,081,509
American National Insurance Co.	4,394	501,224
AMERISAFE, Inc.	9,625	661,237
Aon plc	123,060	23,978,241
Arch Capital Group Ltd. *	206,493	8,156,473
Argo Group International Holdings Ltd.	17,329	1,138,862
Arthur J. Gallagher & Co.	94,487	8,570,916
Assurant, Inc.	31,417	3,864,291
Assured Guaranty Ltd.	50,187	2,135,457
Athene Holding Ltd., Class A *	59,011	2,293,167
Security	Number of Shares	Value ($)
Axis Capital Holdings Ltd.	41,739	2,562,357
Brighthouse Financial, Inc. *	60,009	2,115,917
Brown & Brown, Inc.	120,070	4,429,382
Chubb Ltd.	235,023	36,729,394
Cincinnati Financial Corp.	77,306	8,696,152
Citizens, Inc. *(a)	22,710	142,619
CNA Financial Corp.	13,752	648,132
CNO Financial Group, Inc.	83,156	1,204,099
Crawford & Co., Class A	7,064	68,168
Crawford & Co., Class B	7,131	61,754
Donegal Group, Inc., Class A	4,633	66,854
eHealth, Inc. *	9,665	805,191
EMC Insurance Group, Inc.	5,198	186,816
Employers Holdings, Inc.	17,068	736,143
Enstar Group Ltd. *	7,644	1,365,371
Erie Indemnity Co., Class A	10,102	2,215,470
Everest Re Group Ltd.	20,628	4,865,733
FBL Financial Group, Inc., Class A	5,025	272,506
Fidelity National Financial, Inc.	141,755	6,228,715
First American Financial Corp.	57,124	3,338,898
Genworth Financial, Inc., Class A *	252,117	1,116,878
Global Indemnity Ltd.	3,150	81,112
Globe Life, Inc. *	51,623	4,607,869
Greenlight Capital Re Ltd., Class A *	15,825	145,432
Health Insurance Innovations, Inc., Class A *(a)	4,347	79,724
Horace Mann Educators Corp.	21,761	954,655
James River Group Holdings Ltd.	16,222	799,420
Kemper Corp.	31,952	2,236,001
Kinsale Capital Group, Inc.	9,981	980,434
Lincoln National Corp.	104,214	5,510,836
Loews Corp.	136,397	6,556,604
Maiden Holdings Ltd.	37,816	18,152
Markel Corp. *	7,178	8,205,028
Marsh & McLennan Cos., Inc.	262,590	26,230,115
MBIA, Inc. *	48,364	435,276
Mercury General Corp.	13,980	747,930
MetLife, Inc.	483,892	21,436,416
National General Holdings Corp.	31,946	753,287
National Western Life Group, Inc., Class A	1,265	326,142
NI Holdings, Inc. *	3,867	64,966
Old Republic International Corp.	146,160	3,414,298
Palomar Holdings, Inc. *	3,051	103,826
Primerica, Inc.	21,912	2,611,253
Principal Financial Group, Inc.	132,319	7,042,017
ProAssurance Corp.	28,290	1,105,290
Prudential Financial, Inc.	208,374	16,688,674
Reinsurance Group of America, Inc.	31,860	4,905,484
RenaissanceRe Holdings Ltd.	22,411	4,046,306
RLI Corp.	19,720	1,805,760
Safety Insurance Group, Inc.	7,506	723,879
Selective Insurance Group, Inc.	30,029	2,391,209
State Auto Financial Corp.	8,926	285,364
Stewart Information Services Corp.	12,473	446,783
The Allstate Corp.	171,739	17,584,356
The Hanover Insurance Group, Inc.	21,533	2,867,119
The Hartford Financial Services Group, Inc.	186,713	10,881,634
The Progressive Corp.	299,031	22,666,550
The Travelers Cos., Inc.	134,926	19,828,725
Third Point Reinsurance Ltd. *	41,809	393,841
Trupanion, Inc. *(a)	13,219	318,446
United Fire Group, Inc.	11,396	514,643
United Insurance Holdings Corp.	11,798	138,273
Universal Insurance Holdings, Inc.	16,126	403,150
Unum Group	109,623	2,785,520
W.R. Berkley Corp.	74,263	5,291,239

10
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Watford Holdings Ltd. *	2,739	63,545
White Mountains Insurance Group Ltd.	1,689	1,791,522
Willis Towers Watson plc	66,656	13,195,888
		406,821,007

Materials 2.9%
AdvanSix, Inc. *	14,108	315,173
Air Products & Chemicals, Inc.	112,971	25,522,408
AK Steel Holding Corp. *	154,160	332,986
Albemarle Corp.	54,107	3,340,025
Alcoa Corp. *	96,297	1,726,605
Allegheny Technologies, Inc. *	66,133	1,310,756
Amcor plc *	827,134	8,122,456
American Vanguard Corp.	13,000	184,210
AptarGroup, Inc.	32,918	4,023,238
Ashland Global Holdings, Inc.	32,457	2,377,151
Avery Dennison Corp.	43,427	5,018,858
Axalta Coating Systems Ltd. *	106,213	3,067,431
Balchem Corp.	16,270	1,444,613
Ball Corp.	172,233	13,849,255
Berry Global Group, Inc. *	67,299	2,634,083
Boise Cascade Co.	20,373	639,712
Cabot Corp.	29,869	1,194,760
Carpenter Technology Corp.	24,147	1,174,510
Celanese Corp., Series A	64,741	7,339,687
Century Aluminum Co. *	24,466	134,808
CF Industries Holdings, Inc.	111,678	5,381,763
Chase Corp.	4,059	406,793
Clearwater Paper Corp. *	8,820	141,296
Cleveland-Cliffs, Inc. (a)	147,886	1,174,215
Coeur Mining, Inc. *	99,339	543,384
Commercial Metals Co.	60,560	948,975
Compass Minerals International, Inc.	17,068	848,792
Corteva, Inc. *	382,413	11,212,349
Crown Holdings, Inc. *	69,132	4,551,651
Domtar Corp.	32,127	1,058,585
Dow, Inc. *	383,972	16,368,726
DuPont de Nemours, Inc.	383,572	26,056,046
Eagle Materials, Inc.	22,659	1,907,661
Eastman Chemical Co.	69,559	4,547,072
Ecolab, Inc.	130,090	26,838,868
Element Solutions, Inc. *	120,314	1,122,530
Ferro Corp. *	42,984	438,007
FMC Corp.	67,597	5,835,649
Forterra, Inc. *	15,859	94,837
Freeport-McMoRan, Inc.	740,453	6,804,763
FutureFuel Corp.	14,082	151,804
GCP Applied Technologies, Inc. *	37,240	653,562
Graphic Packaging Holding Co.	153,731	2,123,025
Greif, Inc., Class A	15,379	541,187
Greif, Inc., Class B	1,387	57,713
H.B. Fuller Co.	26,084	1,111,439
Hawkins, Inc.	5,069	224,810
Haynes International, Inc.	3,615	107,980
Hecla Mining Co.	260,489	463,670
Huntsman Corp.	107,356	2,138,531
Ingevity Corp. *	21,368	1,627,601
Innophos Holdings, Inc.	10,406	292,305
Innospec, Inc.	12,804	1,065,037
International Flavors & Fragrances, Inc.	52,000	5,707,000
International Paper Co.	203,350	7,950,985
Kaiser Aluminum Corp.	8,534	754,662
Koppers Holdings, Inc. *	11,622	308,099
Kraton Corp. *	15,599	428,037
Kronos Worldwide, Inc.	9,366	102,558
Linde plc	277,615	52,444,250
Livent Corp. *	74,054	455,432
Security	Number of Shares	Value ($)
Loop Industries, Inc. *(a)	8,177	115,705
Louisiana-Pacific Corp.	62,870	1,511,395
LSB Industries, Inc. *	21,896	102,254
LyondellBasell Industries N.V., Class A	142,102	10,995,853
Martin Marietta Materials, Inc.	32,391	8,219,864
Materion Corp.	10,973	645,651
McEwen Mining, Inc. *(a)	139,656	283,502
Mercer International, Inc.	21,249	255,838
Minerals Technologies, Inc.	18,265	880,373
Myers Industries, Inc.	19,347	325,610
Neenah, Inc.	8,398	535,624
NewMarket Corp.	4,304	2,043,324
Newmont Goldcorp Corp.	418,780	16,705,134
Nucor Corp.	155,836	7,632,847
Olin Corp.	83,386	1,415,894
OMNOVA Solutions, Inc. *	26,446	265,782
Owens-Illinois, Inc.	79,332	806,806
P.H. Glatfelter Co.	23,046	331,401
Packaging Corp. of America	48,727	4,900,962
PolyOne Corp.	40,087	1,283,185
PPG Industries, Inc.	120,563	13,357,175
PQ Group Holdings, Inc. *	18,162	259,535
Quaker Chemical Corp.	6,903	1,096,611
Rayonier Advanced Materials, Inc.	25,794	90,537
Reliance Steel & Aluminum Co.	34,147	3,320,113
Resolute Forest Products, Inc.	45,466	194,594
Royal Gold, Inc.	33,366	4,450,357
RPM International, Inc.	68,224	4,616,718
Schnitzer Steel Industries, Inc., Class A	12,193	269,953
Schweitzer-Mauduit International, Inc.	15,194	509,607
Sealed Air Corp.	79,790	3,177,238
Sensient Technologies Corp.	21,502	1,404,511
Silgan Holdings, Inc.	39,601	1,178,526
Sonoco Products Co.	50,727	2,901,584
Steel Dynamics, Inc.	113,720	3,070,440
Stepan Co.	10,377	989,862
Summit Materials, Inc., Class A *	57,677	1,210,063
SunCoke Energy, Inc. *	45,466	283,708
The Chemours Co.	85,392	1,210,005
The Mosaic Co.	181,235	3,332,912
The Scotts Miracle-Gro Co.	20,137	2,140,966
The Sherwin-Williams Co.	41,828	22,032,899
TimkenSteel Corp. *	21,416	111,791
Tredegar Corp.	13,413	231,911
Trinseo S.A.	20,296	712,187
Tronox Holdings plc, Class A *	44,123	327,834
United States Lime & Minerals, Inc.	1,458	112,514
United States Steel Corp.	89,976	996,034
US Concrete, Inc. *	7,584	307,304
Valhi, Inc.	17,301	33,737
Valvoline, Inc.	95,921	2,167,815
Venator Materials plc *	23,425	52,238
Verso Corp., Class A *	19,340	197,461
Vulcan Materials Co.	67,426	9,523,922
W.R. Grace & Co.	33,866	2,293,067
Warrior Met Coal, Inc.	21,840	456,456
Westlake Chemical Corp.	18,475	1,082,450
Westrock Co.	132,481	4,528,201
Worthington Industries, Inc.	20,326	705,312
		432,939,526

Media & Entertainment 7.6%
Activision Blizzard, Inc.	392,333	19,852,050
Alphabet, Inc., Class A *	153,380	182,603,491
Alphabet, Inc., Class C *	157,079	186,625,560
Altice USA, Inc., Class A *	61,852	1,786,286

11
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
AMC Entertainment Holdings, Inc., Class A (a)	29,513	327,889
AMC Networks, Inc., Class A *	23,144	1,122,484
ANGI Homeservices, Inc., Class A *(a)	29,105	225,855
Cable One, Inc.	2,590	3,360,836
Cargurus, Inc. *	17,825	581,452
Cars.com, Inc. *	32,400	288,684
CBS Corp., Class A	2,337	105,165
CBS Corp., Class B Non-Voting Shares	180,153	7,577,235
Central European Media Enterprises Ltd., Class A *	38,243	177,448
Charter Communications, Inc., Class A *	88,036	36,058,665
Cinemark Holdings, Inc.	54,449	2,077,774
Clear Channel Outdoor Holdings, Inc. *	184,039	478,501
Comcast Corp., Class A	2,318,908	102,634,868
comScore, Inc. *	26,899	50,032
Discovery, Inc., Class A *	82,718	2,283,017
Discovery, Inc., Class C *	183,044	4,764,635
DISH Network Corp., Class A *	117,999	3,960,046
Electronic Arts, Inc. *	152,126	14,251,164
Emerald Expositions Events, Inc.	15,503	148,209
Entercom Communications Corp., Class A	61,986	220,670
Entravision Communications Corp., Class A	29,256	89,523
Eventbrite, Inc., Class A *	5,876	102,712
Facebook, Inc., Class A *	1,230,609	228,487,173
Fox Corp., Class A	182,157	6,042,148
Fox Corp., Class B *	82,649	2,710,887
Gannett Co., Inc.	55,874	587,794
Global Eagle Entertainment, Inc. *	27,982	19,587
Glu Mobile, Inc. *	54,330	241,225
Gray Television, Inc. *	41,262	631,309
Hemisphere Media Group, Inc. *	11,068	131,377
IAC/InterActiveCorp *	40,167	10,228,125
John Wiley & Sons, Inc., Class A	22,974	1,022,343
Liberty Broadband Corp., Class A *	13,477	1,411,716
Liberty Broadband Corp., Class C *	78,150	8,240,136
Liberty Global plc, Class A *	105,679	2,823,743
Liberty Global plc, Class C *	265,877	6,944,707
Liberty Latin America Ltd., Class A *	22,222	364,885
Liberty Latin America Ltd., Class C *	61,656	1,016,707
Liberty Media Corp. - Liberty Braves, Class A *	5,450	149,712
Liberty Media Corp. - Liberty Braves, Class C *	17,363	476,788
Liberty Media Corp. - Liberty Formula One, Class A *	12,611	499,270
Liberty Media Corp. - Liberty Formula One, Class C *	104,034	4,342,379
Liberty Media Corp. - Liberty SiriusXM, Class A *	41,991	1,700,216
Liberty Media Corp. - Liberty SiriusXM, Class C *	80,540	3,286,837
Liberty TripAdvisor Holdings, Inc., Class A *	37,070	323,992
Lions Gate Entertainment Corp., Class A	28,135	254,059
Lions Gate Entertainment Corp., Class B	54,678	456,015
Live Nation Entertainment, Inc. *	71,040	4,937,990
Loral Space & Communications, Inc. *	5,742	212,397
Match Group, Inc. (a)	28,404	2,408,659
Meredith Corp.	20,080	879,102
MSG Networks, Inc., Class A *	31,956	524,078
National CineMedia, Inc.	36,068	295,758
Netflix, Inc. *	224,079	65,823,206
New Media Investment Group, Inc. (a)	31,066	272,759
News Corp., Class A	202,295	2,781,556
Security	Number of Shares	Value ($)
News Corp., Class B	58,767	832,141
Nexstar Media Group, Inc., Class A	23,781	2,351,703
Omnicom Group, Inc.	112,564	8,561,618
Pinterest, Inc., Class A *	44,459	1,530,279
Scholastic Corp.	13,881	486,807
Sciplay Corp., Class A *	11,541	109,755
Sinclair Broadcast Group, Inc., Class A	33,450	1,490,867
Sirius XM Holdings, Inc.	829,352	5,117,102
Snap, Inc., Class A *	388,316	6,147,042
Take-Two Interactive Software, Inc. *	57,760	7,622,587
TEGNA, Inc.	111,917	1,601,532
The E.W. Scripps Co., Class A	28,014	346,253
The Interpublic Group of Cos., Inc.	196,695	3,910,297
The Madison Square Garden Co., Class A *	8,921	2,251,036
The Marcus Corp.	11,445	384,094
The New York Times Co., Class A	72,639	2,121,059
The Walt Disney Co.	894,518	122,781,541
Tribune Media Co., Class A	41,606	1,938,007
Tribune Publishing Co.	9,100	69,615
TripAdvisor, Inc. *	52,746	2,003,821
TrueCar, Inc. *	45,241	179,154
Twitter, Inc. *	374,068	15,954,000
Viacom, Inc., Class A	5,428	148,022
Viacom, Inc., Class B	180,396	4,506,292
WideOpenWest, Inc. *	15,175	85,284
World Wrestling Entertainment, Inc., Class A	22,056	1,575,460
Yelp, Inc. *	36,346	1,217,954
Zillow Group, Inc., Class A *	25,167	859,956
Zillow Group, Inc., Class C *	60,518	2,083,635
Zynga, Inc., Class A *	433,932	2,477,752
		1,133,027,551

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	757,573	49,802,849
ACADIA Pharmaceuticals, Inc. *	56,439	1,561,103
Accelerate Diagnostics, Inc. *(a)	12,996	244,195
Acceleron Pharma, Inc. *	23,758	1,066,972
Achillion Pharmaceuticals, Inc. *	58,847	255,984
Aclaris Therapeutics, Inc. *	15,150	15,302
Acorda Therapeutics, Inc. *	18,432	59,535
Aduro Biotech, Inc. *	27,927	34,350
Aerie Pharmaceuticals, Inc. *	20,833	451,243
Agenus, Inc. *	53,713	154,693
Agilent Technologies, Inc.	162,777	11,575,072
Agios Pharmaceuticals, Inc. *	25,988	986,245
Aimmune Therapeutics, Inc. *	19,991	407,616
Akcea Therapeutics, Inc. *(a)	8,773	184,759
Akebia Therapeutics, Inc. *	55,458	229,042
Akorn, Inc. *	55,114	159,279
Alder Biopharmaceuticals, Inc. *	39,121	350,133
Alector, Inc. *	5,336	87,831
Alexion Pharmaceuticals, Inc. *	114,987	11,586,090
Alkermes plc *	82,324	1,727,158
Allakos, Inc. *(a)	12,326	1,090,358
Allergan plc	157,682	25,184,969
Allogene Therapeutics, Inc. *(a)	9,550	260,047
Alnylam Pharmaceuticals, Inc. *	48,591	3,920,808
AMAG Pharmaceuticals, Inc. *	17,781	194,169
Amgen, Inc.	312,747	65,245,279
Amicus Therapeutics, Inc. *	128,354	1,269,421
Amneal Pharmaceuticals, Inc. *	40,942	104,402
Amphastar Pharmaceuticals, Inc. *	19,936	447,763
AnaptysBio, Inc. *	12,453	506,214
ANI Pharmaceuticals, Inc. *	4,807	314,859
Anika Therapeutics, Inc. *	7,580	430,241

12
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Apellis Pharmaceuticals, Inc. *	21,355	621,430
Arena Pharmaceuticals, Inc. *	26,052	1,377,890
Arqule, Inc. *	49,798	446,190
Arrowhead Pharmaceuticals, Inc. *	48,248	1,648,634
Arvinas Holding Co. LLC *	4,614	120,010
Assembly Biosciences, Inc. *	10,530	119,094
Assertio Therapeutics, Inc. *	29,256	42,129
Atara Biotherapeutics, Inc. *	24,427	329,765
Athenex, Inc. *	29,022	427,494
Audentes Therapeutics, Inc. *	18,060	561,666
Avantor, Inc. *	114,405	2,002,087
Avrobio, Inc. *	11,012	214,514
Bellicum Pharmaceuticals, Inc. *(a)	21,646	25,109
Bio-Rad Laboratories, Inc., Class A *	10,345	3,493,610
Bio-Techne Corp.	19,330	3,703,048
BioCryst Pharmaceuticals, Inc. *	60,837	181,903
Biogen, Inc. *	99,341	21,830,185
Biohaven Pharmaceutical Holding Co., Ltd. *	20,999	822,951
BioMarin Pharmaceutical, Inc. *	92,248	6,924,135
Bluebird Bio, Inc. *	28,135	2,906,627
Blueprint Medicines Corp. *	25,245	1,935,534
Bristol-Myers Squibb Co.	836,389	40,205,219
Bruker Corp.	51,667	2,230,464
Cambrex Corp. *	17,935	1,074,845
Cara Therapeutics, Inc. *	20,867	489,122
CASI Pharmaceuticals, Inc. *(a)	25,250	82,315
Catalent, Inc. *	74,631	3,936,039
Celgene Corp. *	360,715	34,917,212
Charles River Laboratories International, Inc. *	25,164	3,301,517
Chimerix, Inc. *	27,180	54,904
Clovis Oncology, Inc. *	26,310	147,599
Codexis, Inc. *	24,655	345,910
Coherus Biosciences, Inc. *	30,111	668,163
Corcept Therapeutics, Inc. *	50,175	632,707
Cortexyme, Inc. *(a)	2,562	50,856
Crinetics Pharmaceuticals, Inc. *	2,522	39,999
Cymabay Therapeutics, Inc. *	30,596	181,128
Cytokinetics, Inc. *	26,542	372,915
CytomX Therapeutics, Inc. *	23,199	203,687
Deciphera Pharmaceuticals, Inc. *	12,561	455,713
Denali Therapeutics, Inc. *	34,052	612,936
Dermira, Inc. *	24,159	193,514
Dicerna Pharmaceuticals, Inc. *	25,658	356,646
Dova Pharmaceuticals, Inc. *(a)	8,040	120,520
Dynavax Technologies Corp. *	45,481	188,291
Eagle Pharmaceuticals, Inc. *	5,807	327,457
Editas Medicine, Inc. *	23,312	578,837
Eidos Therapeutics, Inc. *(a)	3,553	148,551
Elanco Animal Health, Inc. *	190,682	4,961,546
Eli Lilly & Co.	442,699	50,011,706
Eloxx Pharmaceuticals, Inc. *	12,567	77,915
Emergent BioSolutions, Inc. *	23,213	1,016,729
Enanta Pharmaceuticals, Inc. *	8,609	607,365
Endo International plc *	103,022	244,162
Epizyme, Inc. *	34,858	452,108
Esperion Therapeutics, Inc. *	12,201	447,045
Exact Sciences Corp. *	66,256	7,899,040
Exelixis, Inc. *	153,663	3,050,211
FibroGen, Inc. *	39,027	1,742,946
Five Prime Therapeutics, Inc. *	19,568	106,254
Flexion Therapeutics, Inc. *(a)	16,051	211,392
G1 Therapeutics, Inc. *	13,545	491,683
Genomic Health, Inc. *	10,729	822,485
Geron Corp. *(a)	98,255	137,557
Gilead Sciences, Inc.	650,520	41,334,041
Global Blood Therapeutics, Inc. *	30,537	1,404,091
Security	Number of Shares	Value ($)
Gossamer Bio, Inc. *	9,089	190,505
Gritstone Oncology, Inc. *(a)	10,555	106,817
Halozyme Therapeutics, Inc. *	64,374	1,063,458
Harpoon Therapeutics, Inc. *	5,302	76,773
Heron Therapeutics, Inc. *	36,221	670,813
Homology Medicines, Inc. *	12,462	235,656
Horizon Therapeutics plc *	95,812	2,647,286
Illumina, Inc. *	75,270	21,176,462
ImmunoGen, Inc. *	72,808	198,038
Immunomedics, Inc. *	86,100	1,102,080
Incyte Corp. *	90,915	7,438,665
Innoviva, Inc. *	32,252	373,801
Inovio Pharmaceuticals, Inc. *(a)	43,760	94,522
Insmed, Inc. *	43,981	723,048
Intellia Therapeutics, Inc. *	15,421	218,824
Intercept Pharmaceuticals, Inc. *	12,316	790,441
Intersect ENT, Inc. *	15,527	254,332
Intra-Cellular Therapies, Inc. *	24,841	212,639
Intrexon Corp. *(a)	38,250	223,380
Invitae Corp. *	44,677	1,083,864
Ionis Pharmaceuticals, Inc. *	72,015	4,552,068
Iovance Biotherapeutics, Inc. *	66,954	1,406,704
IQVIA Holdings, Inc. *	80,841	12,542,481
Ironwood Pharmaceuticals, Inc. *	81,422	758,039
Jazz Pharmaceuticals plc *	29,038	3,721,220
Johnson & Johnson	1,360,285	174,606,183
Jounce Therapeutics, Inc. *	10,382	39,140
Kaleido Biosciences, Inc. *	5,178	48,466
Karyopharm Therapeutics, Inc. *(a)	23,067	199,299
Kodiak Sciences, Inc. *	3,257	35,827
Kura Oncology, Inc. *	15,433	234,273
La Jolla Pharmaceutical Co. *	11,943	114,295
Lannett Co., Inc. *(a)	20,603	212,211
Lexicon Pharmaceuticals, Inc. *	22,905	30,235
Ligand Pharmaceuticals, Inc. *	10,360	941,828
Luminex Corp.	22,738	466,129
MacroGenics, Inc. *	22,710	325,661
Madrigal Pharmaceuticals, Inc. *	4,325	400,927
Mallinckrodt plc *	42,673	110,523
Medpace Holdings, Inc. *	13,218	1,069,468
Merck & Co., Inc.	1,319,021	114,055,746
Mettler-Toledo International, Inc. *	12,816	8,417,421
Mirati Therapeutics, Inc. *	17,501	1,434,557
Momenta Pharmaceuticals, Inc. *	48,331	610,421
Mylan N.V. *	264,215	5,144,266
MyoKardia, Inc. *	19,075	1,025,663
Myriad Genetics, Inc. *	37,832	890,187
Natera, Inc. *	32,455	1,069,392
Nektar Therapeutics *	89,057	1,564,731
NeoGenomics, Inc. *	55,850	1,395,133
Neurocrine Biosciences, Inc. *	46,500	4,623,030
NextCure, Inc. *	4,746	164,829
NGM Biopharmaceuticals, Inc. *(a)	5,382	95,423
Odonate Therapeutics, Inc. *	4,711	145,146
Omeros Corp. *(a)	24,170	446,903
OPKO Health, Inc. *	203,752	374,904
Optinose, Inc. *(a)	7,737	59,265
Organogenesis Holdings, Inc. *(a)	9,470	39,016
Pacific Biosciences of California, Inc. *	69,401	385,176
Pacira BioSciences, Inc. *	21,588	803,937
Paratek Pharmaceuticals, Inc. *(a)	15,150	56,661
PDL BioPharma, Inc. *	70,956	166,037
PerkinElmer, Inc.	56,798	4,697,195
Perrigo Co., plc	64,709	3,027,087
Pfizer, Inc.	2,844,196	101,111,168
Phibro Animal Health Corp., Class A	10,366	214,058
Portola Pharmaceuticals, Inc. *	34,258	995,537
PRA Health Sciences, Inc. *	30,144	2,979,433

13
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Precision BioSciences, Inc. *	5,704	48,598
Prestige Consumer Healthcare, Inc. *	26,226	836,085
Principia Biopharma, Inc. *	4,444	176,427
Progenics Pharmaceuticals, Inc. *	39,510	173,844
Prothena Corp. plc *	20,265	170,429
PTC Therapeutics, Inc. *	28,819	1,284,463
Puma Biotechnology, Inc. *	15,843	170,312
Quanterix Corp. *	5,316	139,970
Radius Health, Inc. *	21,547	609,780
Reata Pharmaceuticals, Inc., Class A *	8,325	641,857
Regeneron Pharmaceuticals, Inc. *	40,354	11,704,678
REGENXBIO, Inc. *	16,715	576,500
Repligen Corp. *	22,903	2,125,627
resTORbio, Inc. *(a)	11,544	111,053
Retrophin, Inc. *	23,126	291,156
Revance Therapeutics, Inc. *	21,770	230,762
Rhythm Pharmaceuticals, Inc. *	10,139	228,330
Rocket Pharmaceuticals, Inc. *	16,166	175,401
Rubius Therapeutics, Inc. *(a)	6,557	60,849
Sage Therapeutics, Inc. *	26,284	4,512,174
Sangamo Therapeutics, Inc. *	62,125	677,162
Sarepta Therapeutics, Inc. *	35,558	3,205,554
Seattle Genetics, Inc. *	55,092	4,001,883
SIGA Technologies, Inc. *	20,188	101,344
Solid Biosciences, Inc. *(a)	6,836	55,235
Spark Therapeutics, Inc. *	16,814	1,637,852
Spectrum Pharmaceuticals, Inc. *	57,280	420,435
Supernus Pharmaceuticals, Inc. *	26,881	726,593
Syneos Health, Inc. *	30,707	1,613,039
Synthorx, Inc. *(a)	6,487	116,182
Syros Pharmaceuticals, Inc. *	15,150	166,196
TCR2 Therapeutics, Inc. *(a)	5,418	91,347
TG Therapeutics, Inc. *	37,128	230,565
The Medicines Co. *	34,191	1,434,654
TherapeuticsMD, Inc. *(a)	106,562	307,964
Theravance Biopharma, Inc. *	20,777	457,717
Thermo Fisher Scientific, Inc.	204,602	58,733,050
Tricida, Inc. *	14,320	499,625
Turning Point Therapeutics *	5,195	283,283
Twist Bioscience Corp. *	11,217	325,630
Ultragenyx Pharmaceutical, Inc. *	28,387	1,546,240
United Therapeutics Corp. *	23,008	1,899,540
Vanda Pharmaceuticals, Inc. *	26,180	368,876
Vertex Pharmaceuticals, Inc. *	131,160	23,611,423
Voyager Therapeutics, Inc. *	11,379	203,343
Waters Corp. *	35,552	7,533,113
WaVe Life Sciences Ltd. *	9,205	211,715
Xencor, Inc. *	24,531	914,516
Y-mAbs Therapeutics, Inc. *	2,871	76,282
ZIOPHARM Oncology, Inc. *(a)	65,579	327,239
Zoetis, Inc.	244,697	30,934,595
Zogenix, Inc. *	21,891	934,527
		1,101,181,045

Real Estate 4.3%
Acadia Realty Trust	41,890	1,145,692
Agree Realty Corp.	20,332	1,518,597
Alexander & Baldwin, Inc.	35,940	822,667
Alexander's, Inc.	1,999	754,762
Alexandria Real Estate Equities, Inc.	57,634	8,635,879
Altisource Portfolio Solutions S.A. *	4,751	94,070
American Assets Trust, Inc.	24,120	1,130,263
American Campus Communities, Inc.	69,884	3,248,208
American Finance Trust, Inc. (a)	30,466	364,678
American Homes 4 Rent, Class A	134,107	3,430,457
American Tower Corp.	226,268	52,084,631
Americold Realty Trust	97,965	3,567,885
Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	76,497	3,901,347
Apple Hospitality REIT, Inc.	106,117	1,690,444
Armada Hoffler Properties, Inc.	28,066	486,664
Ashford Hospitality Trust, Inc.	55,389	155,089
AvalonBay Communities, Inc.	71,808	15,263,508
Boston Properties, Inc.	78,874	10,128,999
Braemar Hotels & Resorts, Inc.	16,055	147,224
Brandywine Realty Trust	90,536	1,299,192
Brixmor Property Group, Inc.	150,918	2,781,419
Camden Property Trust	50,438	5,459,914
CareTrust REIT, Inc.	48,246	1,147,772
CBRE Group, Inc., Class A *	159,289	8,326,036
Cedar Realty Trust, Inc.	48,007	113,777
Chatham Lodging Trust	23,745	393,930
Chesapeake Lodging Trust	30,725	791,169
Colony Capital, Inc.	254,887	1,146,992
Columbia Property Trust, Inc.	60,418	1,292,341
CoreCivic, Inc.	61,411	1,040,916
CorePoint Lodging, Inc.	20,587	187,342
CoreSite Realty Corp.	18,755	2,178,956
Corporate Office Properties Trust	56,676	1,637,370
Cousins Properties, Inc.	74,274	2,577,308
Crown Castle International Corp.	213,837	31,042,717
CubeSmart	95,732	3,435,821
CyrusOne, Inc.	58,220	4,276,841
DiamondRock Hospitality Co.	108,087	1,023,584
Digital Realty Trust, Inc.	105,938	13,097,115
Douglas Emmett, Inc.	81,823	3,452,931
Duke Realty Corp.	184,166	6,127,203
Easterly Government Properties, Inc.	35,811	735,916
EastGroup Properties, Inc.	18,578	2,313,333
Empire State Realty Trust, Inc., Class A	72,525	1,019,702
EPR Properties	38,907	3,044,473
Equinix, Inc.	43,040	23,942,291
Equity Commonwealth	65,037	2,189,145
Equity LifeStyle Properties, Inc.	46,145	6,216,654
Equity Residential	190,364	16,135,253
Essex Property Trust, Inc.	33,716	10,831,602
eXp World Holdings, Inc. *(a)	18,229	158,592
Extra Space Storage, Inc.	66,166	8,066,959
Federal Realty Investment Trust	38,330	4,952,619
First Industrial Realty Trust, Inc.	64,461	2,510,756
Forestar Group, Inc. *	5,819	110,910
Four Corners Property Trust, Inc.	36,213	1,031,708
Franklin Street Properties Corp.	52,349	396,282
Front Yard Residential Corp.	28,229	313,060
FRP Holdings, Inc. *	3,539	174,083
Gaming & Leisure Properties, Inc.	105,802	4,138,974
Getty Realty Corp.	16,420	521,499
Gladstone Commercial Corp.	14,247	322,979
Global Net Lease, Inc.	43,174	828,077
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,821	879,214
HCP, Inc.	243,657	8,457,334
Healthcare Realty Trust, Inc.	66,709	2,216,740
Healthcare Trust of America, Inc., Class A	106,143	3,010,215
Hersha Hospitality Trust	18,996	264,044
Highwoods Properties, Inc.	53,919	2,329,840
Hospitality Properties Trust	84,352	2,036,257
Host Hotels & Resorts, Inc.	378,028	6,063,569
Hudson Pacific Properties, Inc.	80,156	2,725,304
Independence Realty Trust, Inc.	46,342	644,617
Industrial Logistics Properties Trust	32,075	686,084
Investors Real Estate Trust	5,959	412,661
Invitation Homes, Inc.	214,671	6,173,938
Iron Mountain, Inc.	146,145	4,654,718

14
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
iStar, Inc.	32,475	415,680
JBG SMITH Properties	60,847	2,328,006
Jones Lang LaSalle, Inc.	26,329	3,529,402
Kennedy-Wilson Holdings, Inc.	64,418	1,351,490
Kilroy Realty Corp.	51,571	4,015,318
Kimco Realty Corp.	215,473	3,960,394
Kite Realty Group Trust	43,991	628,631
Lamar Advertising Co., Class A	44,090	3,379,499
Lexington Realty Trust	109,064	1,133,175
Liberty Property Trust	75,485	3,934,278
Life Storage, Inc.	23,795	2,521,318
LTC Properties, Inc.	21,194	1,034,267
Mack-Cali Realty Corp.	46,820	953,723
Marcus & Millichap, Inc. *	11,423	412,142
Medical Properties Trust, Inc.	224,643	4,176,113
Mid-America Apartment Communities, Inc.	58,031	7,351,367
Monmouth Real Estate Investment Corp., Class A	50,978	668,831
National Health Investors, Inc.	21,815	1,809,772
National Retail Properties, Inc.	83,616	4,695,038
National Storage Affiliates Trust	29,868	999,383
New Senior Investment Group, Inc.	41,741	260,881
Newmark Group, Inc., Class A	73,817	640,732
NexPoint Residential Trust, Inc.	10,593	491,515
NorthStar Realty Europe Corp.	26,632	450,880
Office Properties Income Trust	25,959	703,749
Omega Healthcare Investors, Inc.	109,975	4,473,783
One Liberty Properties, Inc.	7,489	200,555
Outfront Media, Inc.	72,522	1,992,905
Paramount Group, Inc.	103,734	1,367,214
Park Hotels & Resorts, Inc.	103,016	2,426,027
Pebblebrook Hotel Trust	66,778	1,801,003
Pennsylvania Real Estate Investment Trust (a)	28,144	144,660
Physicians Realty Trust	93,733	1,623,456
Piedmont Office Realty Trust, Inc., Class A	64,376	1,270,782
PotlatchDeltic Corp.	34,348	1,321,711
Preferred Apartment Communities, Inc., Class A	22,945	308,840
Prologis, Inc.	322,499	26,967,366
PS Business Parks, Inc.	10,215	1,834,716
Public Storage	77,004	20,386,039
QTS Realty Trust, Inc., Class A	28,223	1,384,620
Rayonier, Inc.	67,741	1,815,459
RE/MAX Holdings, Inc., Class A	9,898	254,082
Realogy Holdings Corp. (a)	55,373	264,683
Realty Income Corp.	161,183	11,896,917
Redfin Corp. *	37,158	627,599
Regency Centers Corp.	85,380	5,507,864
Retail Opportunity Investments Corp.	58,834	1,030,183
Retail Properties of America, Inc., Class A	111,422	1,265,754
Retail Value, Inc.	9,525	352,330
Rexford Industrial Realty, Inc.	56,429	2,493,598
RLJ Lodging Trust	89,608	1,452,546
RPT Realty	41,661	495,766
Ryman Hospitality Properties, Inc.	26,432	2,105,573
Sabra Health Care REIT, Inc.	97,192	2,101,291
Saul Centers, Inc.	5,780	290,329
SBA Communications Corp.	58,119	15,252,169
Senior Housing Properties Trust	120,449	1,022,612
Seritage Growth Properties, Class A	14,604	570,870
Simon Property Group, Inc.	158,239	23,568,117
SITE Centers Corp.	71,583	992,140
SL Green Realty Corp.	43,569	3,495,105
Security	Number of Shares	Value ($)
Spirit MTA REIT	23,155	194,502
Spirit Realty Capital, Inc.	44,922	2,153,561
STAG Industrial, Inc.	64,596	1,878,452
STORE Capital Corp.	103,193	3,896,568
Summit Hotel Properties, Inc.	54,403	607,137
Sun Communities, Inc.	46,005	6,799,539
Sunstone Hotel Investors, Inc.	115,775	1,521,284
Tanger Factory Outlet Centers, Inc. (a)	48,997	692,818
Taubman Centers, Inc.	31,471	1,228,943
Tejon Ranch Co. *	9,475	158,612
Terreno Realty Corp.	32,869	1,661,857
The GEO Group, Inc.	61,541	1,056,044
The Howard Hughes Corp. *	20,384	2,573,888
The Macerich Co.	53,823	1,535,570
The RMR Group, Inc., Class A	7,902	368,154
The St. Joe Co. *	32,455	583,541
UDR, Inc.	143,725	6,924,671
UMH Properties, Inc.	17,651	226,992
Uniti Group, Inc.	96,266	711,406
Universal Health Realty Income Trust	6,484	626,938
Urban Edge Properties	60,374	1,057,149
Urstadt Biddle Properties, Inc.	4,332	73,254
Urstadt Biddle Properties, Inc., Class A	14,199	298,037
Ventas, Inc.	189,396	13,899,772
VEREIT, Inc.	502,798	4,902,281
VICI Properties, Inc.	209,695	4,646,841
Vornado Realty Trust	89,256	5,397,310
Washington Prime Group, Inc. (a)	96,885	312,939
Washington Real Estate Investment Trust	41,757	1,106,143
Weingarten Realty Investors	59,738	1,582,460
Welltower, Inc.	207,021	18,540,801
Weyerhaeuser Co.	377,380	9,928,868
Whitestone REIT	18,996	235,930
WP Carey, Inc.	87,379	7,846,634
Xenia Hotels & Resorts, Inc.	59,459	1,201,666
		634,545,922

Retailing 6.0%
1-800-Flowers.com, Inc., Class A *	11,302	166,365
Aaron's, Inc.	34,296	2,198,717
Abercrombie & Fitch Co., Class A	32,934	481,495
Advance Auto Parts, Inc.	36,680	5,060,006
Amazon.com, Inc. *	211,869	376,340,786
America's Car-Mart, Inc. *	3,259	279,557
American Eagle Outfitters, Inc.	84,098	1,414,528
Asbury Automotive Group, Inc. *	10,461	986,472
At Home Group, Inc. *	14,676	98,916
AutoNation, Inc. *	28,970	1,374,916
AutoZone, Inc. *	12,763	14,060,869
Barnes & Noble Education, Inc. *	21,632	84,365
Bed Bath & Beyond, Inc. (a)	66,619	644,206
Best Buy Co., Inc.	119,229	7,588,926
Big Lots, Inc.	21,410	487,078
Booking Holdings, Inc. *	22,242	43,736,891
Boot Barn Holdings, Inc. *	13,697	469,122
Burlington Stores, Inc. *	34,033	6,891,342
Caleres, Inc.	21,499	433,205
Camping World Holdings, Inc., Class A (a)	14,432	109,683
CarMax, Inc. *	85,076	7,085,129
Carvana Co. *	19,057	1,546,666
Chico's FAS, Inc.	60,012	187,237
Conn's, Inc. *	12,792	257,887
Core-Mark Holding Co., Inc.	23,129	749,148
Designer Brands, Inc., Class A	29,383	484,526
Dick's Sporting Goods, Inc.	34,836	1,185,817
Dillard's, Inc., Class A (a)	9,522	557,227

15
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Dollar General Corp.	131,965	20,598,417
Dollar Tree, Inc. *	121,720	12,358,232
Duluth Holdings, Inc., Class B *	5,055	46,455
eBay, Inc.	418,607	16,865,676
Etsy, Inc. *	61,749	3,259,730
Expedia Group, Inc.	70,826	9,214,463
Express, Inc. *	34,136	72,368
Five Below, Inc. *	28,556	3,508,676
Floor & Decor Holdings, Inc., Class A *	29,565	1,455,189
Foot Locker, Inc.	57,149	2,068,222
GameStop Corp., Class A (a)	53,105	210,827
Genesco, Inc. *	8,619	307,526
Genuine Parts Co.	74,566	6,732,564
GNC Holdings, Inc., Class A *(a)	46,494	91,128
Group 1 Automotive, Inc.	9,066	677,412
Groupon, Inc. *	202,288	501,674
GrubHub, Inc. *	46,571	2,763,523
Guess?, Inc.	25,505	460,875
Haverty Furniture Cos., Inc.	10,423	199,600
Hibbett Sports, Inc. *	10,998	181,907
J.C. Penney Co., Inc. *	182,807	136,027
Kohl's Corp.	83,538	3,948,006
L Brands, Inc.	119,047	1,965,466
Lands' End, Inc. *	7,351	56,970
Liquidity Services, Inc. *	14,337	108,531
Lithia Motors, Inc., Class A	11,480	1,504,684
LKQ Corp. *	161,224	4,235,355
Lowe's Cos., Inc.	400,345	44,918,709
Lumber Liquidators Holdings, Inc. *(a)	13,391	126,009
Macy's, Inc.	158,161	2,334,456
MarineMax, Inc. *	11,498	166,261
Monro, Inc.	17,258	1,341,292
Murphy USA, Inc. *	15,482	1,384,091
National Vision Holdings, Inc. *	40,127	1,138,002
Nordstrom, Inc. (a)	54,160	1,569,015
O'Reilly Automotive, Inc. *	40,036	15,364,215
Office Depot, Inc.	281,784	366,319
Ollie's Bargain Outlet Holdings, Inc. *	26,697	1,480,349
Overstock.com, Inc. *	15,092	237,397
Party City Holdco, Inc. *	28,052	131,844
Penske Automotive Group, Inc.	18,889	808,071
PetMed Express, Inc. (a)	9,762	154,240
Pier 1 Imports, Inc. *	2,225	9,746
Pool Corp.	20,474	4,020,684
Quotient Technology, Inc. *	42,984	315,503
Qurate Retail, Inc., Series A *	206,649	2,213,211
Rent-A-Center, Inc. *	22,523	575,012
RH *	8,433	1,208,027
Ross Stores, Inc.	187,918	19,921,187
Sally Beauty Holdings, Inc. *	62,504	764,424
Shoe Carnival, Inc.	4,641	142,664
Shutterfly, Inc. *	17,109	870,506
Shutterstock, Inc. *	8,998	315,920
Signet Jewelers Ltd.	26,376	322,842
Sleep Number Corp. *	15,733	658,269
Sonic Automotive, Inc., Class A	13,605	366,111
Sportsman's Warehouse Holdings, Inc. *	15,074	63,612
Stamps.com, Inc. *	8,549	550,214
Stitch Fix, Inc., Class A *(a)	12,212	232,761
Tailored Brands, Inc. (a)	24,569	133,164
Target Corp.	261,967	28,040,948
The Buckle, Inc.	16,564	324,654
The Cato Corp., Class A	11,290	193,398
The Children's Place, Inc.	8,500	741,625
The Container Store Group, Inc. *	10,494	47,013
The Gap, Inc.	108,045	1,706,031
The Home Depot, Inc.	563,464	128,419,080
The Michaels Cos., Inc. *	44,660	253,222
Security	Number of Shares	Value ($)
The Rubicon Project, Inc. *	21,958	224,630
The TJX Cos., Inc.	619,793	34,070,021
Tiffany & Co.	55,693	4,726,665
Tile Shop Holdings, Inc.	49,301	132,620
Tractor Supply Co.	61,962	6,312,689
Ulta Salon, Cosmetics & Fragrance, Inc. *	28,538	6,784,339
Urban Outfitters, Inc. *	35,594	833,256
Vitamin Shoppe, Inc. *	7,760	50,052
Waitr Holdings, Inc. *(a)	35,308	61,083
Wayfair, Inc., Class A *	32,950	3,714,783
Weyco Group, Inc.	3,518	86,297
Williams-Sonoma, Inc.	40,782	2,683,456
Winmark Corp.	1,346	218,725
Zumiez, Inc. *	9,938	258,189
		892,577,488

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	18,977	979,972
Advanced Micro Devices, Inc. *	454,021	14,278,960
Amkor Technology, Inc. *	64,265	562,319
Analog Devices, Inc.	188,943	20,751,610
Applied Materials, Inc.	477,438	22,926,573
Aquantia Corp. *	12,100	159,478
Axcelis Technologies, Inc. *	17,888	273,865
Broadcom, Inc.	202,811	57,322,501
Brooks Automation, Inc.	36,336	1,211,079
Cabot Microelectronics Corp.	14,655	1,826,746
CEVA, Inc. *	12,139	381,286
Cirrus Logic, Inc. *	30,559	1,639,185
Cohu, Inc.	21,484	256,089
Cree, Inc. *	54,499	2,339,642
Cypress Semiconductor Corp.	188,458	4,336,419
Diodes, Inc. *	20,475	748,361
Entegris, Inc.	69,503	2,976,813
First Solar, Inc. *	39,263	2,437,054
FormFactor, Inc. *	39,441	674,047
Ichor Holdings Ltd. *	12,270	260,860
Impinj, Inc. *	9,320	339,062
Inphi Corp. *	22,962	1,405,045
Intel Corp.	2,292,366	108,681,072
KLA Corp.	82,502	12,202,046
Kulicke & Soffa Industries, Inc.	34,980	728,633
Lam Research Corp.	76,636	16,132,644
Lattice Semiconductor Corp. *	69,948	1,377,276
MACOM Technology Solutions Holdings, Inc. *	22,753	446,869
Marvell Technology Group Ltd.	304,046	7,287,983
Maxim Integrated Products, Inc.	139,638	7,615,857
MaxLinear, Inc., Class A *	31,518	624,687
Microchip Technology, Inc.	121,823	10,516,980
Micron Technology, Inc. *	567,422	25,687,194
MKS Instruments, Inc.	27,870	2,181,942
Monolithic Power Systems, Inc.	20,650	3,109,064
Nanometrics, Inc. *	13,388	365,359
NeoPhotonics Corp. *	19,518	122,183
NVIDIA Corp.	312,056	52,272,501
ON Semiconductor Corp. *	212,963	3,790,741
PDF Solutions, Inc. *	12,937	151,492
Photronics, Inc. *	34,084	368,107
Power Integrations, Inc.	15,501	1,379,899
Qorvo, Inc. *	60,802	4,343,087
QUALCOMM, Inc.	623,386	48,480,729
Rambus, Inc. *	58,218	730,054
Rudolph Technologies, Inc. *	17,349	381,504
Semtech Corp. *	33,494	1,405,743
Silicon Laboratories, Inc. *	22,214	2,421,326
Skyworks Solutions, Inc.	88,779	6,682,395

16
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
SMART Global Holdings, Inc. *	9,101	258,559
SolarEdge Technologies, Inc. *	23,160	1,897,267
SunPower Corp. *	32,270	404,020
Synaptics, Inc. *	17,068	546,517
Teradyne, Inc.	87,981	4,660,354
Texas Instruments, Inc.	480,571	59,470,661
Ultra Clean Holdings, Inc. *	22,049	263,265
Universal Display Corp.	21,955	4,511,094
Veeco Instruments, Inc. *	26,649	246,770
Versum Materials, Inc.	55,504	2,886,208
Xilinx, Inc.	129,976	13,525,303
Xperi Corp.	25,602	469,029
		546,713,380

Software & Services 12.5%
2U, Inc. *	30,062	537,509
8x8, Inc. *	49,938	1,213,993
A10 Networks, Inc. *	22,719	157,670
Accenture plc, Class A	326,196	64,642,261
ACI Worldwide, Inc. *	56,658	1,687,275
Adobe, Inc. *	250,178	71,178,143
Akamai Technologies, Inc. *	84,127	7,498,240
Alarm.com Holdings, Inc. *	17,420	829,192
Alliance Data Systems Corp.	20,358	2,503,016
Altair Engineering, Inc., Class A *	14,084	483,926
Alteryx, Inc., Class A *	23,622	3,364,954
Anaplan, Inc. *	10,053	546,179
ANSYS, Inc. *	42,817	8,844,280
Appfolio, Inc., Class A *	6,335	625,708
Appian Corp. *	16,677	991,781
Aspen Technology, Inc. *	35,513	4,730,332
Autodesk, Inc. *	112,614	16,083,531
Automatic Data Processing, Inc.	223,188	37,906,250
Avalara, Inc. *	22,895	1,930,964
Avaya Holdings Corp. *	51,513	727,364
Benefitfocus, Inc. *	13,697	357,766
Black Knight, Inc. *	72,839	4,534,228
Blackbaud, Inc.	25,531	2,322,555
Blackline, Inc. *	23,843	1,214,324
Booz Allen Hamilton Holding Corp.	71,157	5,373,065
Bottomline Technologies (DE), Inc. *	20,272	836,017
Box, Inc., Class A *	76,392	1,117,615
Broadridge Financial Solutions, Inc.	59,493	7,700,774
CACI International, Inc., Class A *	12,801	2,845,534
Cadence Design Systems, Inc. *	143,846	9,850,574
Carbon Black, Inc. *	23,723	619,170
Carbonite, Inc. *	18,269	220,141
Cardtronics plc, Class A *	20,068	594,414
Cass Information Systems, Inc.	5,793	293,126
CDK Global, Inc.	62,313	2,689,429
Ceridian HCM Holding, Inc. *	40,460	2,337,374
ChannelAdvisor Corp. *	11,546	99,296
Cision Ltd. *	39,447	272,973
Citrix Systems, Inc.	63,819	5,933,891
Cloudera, Inc. *(a)	113,286	808,862
Cognizant Technology Solutions Corp., Class A	291,604	17,901,570
CommVault Systems, Inc. *	19,135	829,885
Conduent, Inc. *	97,071	631,932
CoreLogic, Inc. *	42,343	2,049,401
Cornerstone OnDemand, Inc. *	28,573	1,490,653
Coupa Software, Inc. *	28,063	3,898,793
CSG Systems International, Inc.	17,068	919,624
DocuSign, Inc. *	12,851	600,013
Dropbox, Inc., Class A *	100,435	1,797,786
DXC Technology Co.	137,029	4,552,103
Ebix, Inc.	11,746	416,043
Security	Number of Shares	Value ($)
Elastic N.V. *	3,821	335,828
Endurance International Group Holdings, Inc. *	39,583	199,498
Envestnet, Inc. *	24,929	1,426,188
EPAM Systems, Inc. *	26,756	5,119,225
Euronet Worldwide, Inc. *	26,676	4,085,163
Everbridge, Inc. *	14,732	1,269,898
EVERTEC, Inc.	29,545	1,029,939
Exela Technologies, Inc. *	35,205	40,486
ExlService Holdings, Inc. *	17,856	1,208,851
Fair Isaac Corp. *	14,869	5,244,594
Fidelity National Information Services, Inc.	313,645	42,724,722
FireEye, Inc. *	106,128	1,425,299
Fiserv, Inc. *	291,884	31,214,075
Five9, Inc. *	31,301	1,978,536
FleetCor Technologies, Inc. *	44,147	13,173,465
ForeScout Technologies, Inc. *	18,395	659,093
Fortinet, Inc. *	74,691	5,914,033
Gartner, Inc. *	46,219	6,178,094
Genpact Ltd.	80,100	3,280,896
Global Payments, Inc.	80,203	13,312,094
GoDaddy, Inc., Class A *	90,087	5,706,111
GreenSky, Inc., Class A *(a)	21,360	145,248
GTT Communications, Inc. *(a)	18,374	174,737
GTY Technology Holdings, Inc. *	18,452	115,510
Guidewire Software, Inc. *	41,769	4,017,342
HubSpot, Inc. *	20,197	4,032,937
Instructure, Inc. *	17,457	722,022
Internap Corp. *	10,579	23,274
International Business Machines Corp.	454,045	61,536,719
Intuit, Inc.	132,501	38,207,988
j2 Global, Inc.	23,653	2,001,044
Jack Henry & Associates, Inc.	39,339	5,702,581
KBR, Inc.	73,122	1,866,073
Leidos Holdings, Inc.	73,772	6,444,722
LivePerson, Inc. *	31,886	1,267,150
LiveRamp Holdings, Inc. *	34,877	1,477,390
LogMeIn, Inc.	25,402	1,697,870
Manhattan Associates, Inc. *	33,126	2,737,201
ManTech International Corp., Class A	13,817	971,059
Mastercard, Inc., Class A	460,094	129,456,649
MAXIMUS, Inc.	32,291	2,484,470
Microsoft Corp.	3,924,136	540,981,389
MicroStrategy, Inc., Class A *	4,267	611,418
MoneyGram International, Inc. *(a)	15,172	64,936
MongoDB, Inc. *	16,859	2,567,794
Monotype Imaging Holdings, Inc.	22,554	445,442
New Relic, Inc. *	24,333	1,395,254
NIC, Inc.	32,653	679,835
Nuance Communications, Inc. *	148,516	2,496,554
Nutanix, Inc., Class A *	76,389	1,850,905
Okta, Inc. *	53,010	6,705,765
OneSpan, Inc. *	14,935	201,623
Oracle Corp.	1,241,462	64,630,512
Pagerduty, Inc. *(a)	4,749	186,493
Palo Alto Networks, Inc. *	49,226	10,023,398
Paychex, Inc.	163,298	13,341,447
Paycom Software, Inc. *	25,223	6,308,777
Paylocity Holding Corp. *	16,312	1,781,597
PayPal Holdings, Inc. *	601,648	65,609,714
Pegasystems, Inc.	18,565	1,302,335
Perficient, Inc. *	17,363	639,653
Perspecta, Inc.	70,866	1,838,973
Pivotal Software, Inc., Class A *	39,721	592,240
Pluralsight, Inc., Class A *	28,785	463,438
Presidio, Inc.	23,937	383,471
Progress Software Corp.	22,625	854,772

17
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Proofpoint, Inc. *	28,395	3,225,956
PROS Holdings, Inc. *	18,413	1,307,691
PTC, Inc. *	53,187	3,482,153
Q2 Holdings, Inc. *	24,142	2,171,573
QAD, Inc., Class A	5,473	221,766
Qualys, Inc. *	17,484	1,392,076
Rapid7, Inc. *	22,232	1,193,636
RealPage, Inc. *	37,508	2,388,134
RingCentral, Inc., Class A *	36,110	5,096,204
Sabre Corp.	141,874	3,353,901
SailPoint Technologies Holding, Inc. *	33,079	745,270
salesforce.com, Inc. *	437,754	68,320,267
Science Applications International Corp.	26,051	2,292,749
ServiceNow, Inc. *	94,256	24,679,991
ServiceSource International, Inc. *	62,538	57,535
Splunk, Inc. *	76,990	8,609,022
SPS Commerce, Inc. *	17,944	906,890
Square, Inc., Class A *	162,045	10,020,863
SS&C Technologies Holdings, Inc.	111,639	5,203,494
SVMK, Inc. *	7,010	117,347
Switch, Inc., Class A	29,757	488,015
Sykes Enterprises, Inc. *	20,080	582,320
Symantec Corp.	316,887	7,367,623
Synopsys, Inc. *	76,483	10,846,054
Tenable Holdings, Inc. *	5,153	117,488
Teradata Corp. *	59,947	1,850,564
The Trade Desk, Inc., Class A *	18,790	4,618,018
The Western Union Co.	222,414	4,919,798
TiVo Corp.	61,200	460,836
Total System Services, Inc.	83,583	11,218,510
TTEC Holdings, Inc.	7,116	333,812
Twilio, Inc., Class A *	59,963	7,823,373
Tyler Technologies, Inc. *	19,625	5,034,597
Unisys Corp. *	27,597	180,484
Upland Software, Inc. *	10,609	403,142
USA Technologies, Inc. *	33,497	275,680
Varonis Systems, Inc. *	15,598	1,065,655
Verint Systems, Inc. *	33,619	1,791,557
VeriSign, Inc. *	53,870	10,981,399
Verra Mobility Corp. *	59,744	831,636
VirnetX Holding Corp. *(a)	30,352	159,652
Virtusa Corp. *	13,721	495,877
Visa, Inc., Class A	890,471	161,014,966
VMware, Inc., Class A	38,841	5,493,671
WEX, Inc. *	22,321	4,565,761
Workday, Inc., Class A *	82,946	14,704,667
Workiva, Inc. *	18,345	882,578
Yext, Inc. *	41,919	661,063
Zendesk, Inc. *	56,247	4,511,009
Zoom Video Communications, Inc., Class A *(a)	12,384	1,135,241
Zscaler, Inc. *	7,670	527,236
		1,858,286,108

Technology Hardware & Equipment 5.3%
3D Systems Corp. *	65,123	455,861
Acacia Communications, Inc. *	14,376	906,407
ADTRAN, Inc.	26,851	275,760
Amphenol Corp., Class A	152,879	13,383,028
Anixter International, Inc. *	14,733	883,538
Apple, Inc.	2,238,232	467,208,548
Applied Optoelectronics, Inc. *(a)	9,058	80,616
Arista Networks, Inc. *	27,144	6,151,373
Arlo Technologies, Inc. *	39,497	124,021
Arrow Electronics, Inc. *	43,086	2,981,551
Avid Technology, Inc. *	16,631	124,067
Avnet, Inc.	53,812	2,254,185
Security	Number of Shares	Value ($)
AVX Corp.	25,701	348,249
Badger Meter, Inc.	14,305	737,852
Belden, Inc.	20,137	918,449
Benchmark Electronics, Inc.	20,381	539,689
CalAmp Corp. *	19,693	189,053
Calix, Inc. *	20,004	120,224
Casa Systems, Inc. *	14,628	84,257
CDW Corp.	74,707	8,628,658
Ciena Corp. *	73,364	3,002,788
Cisco Systems, Inc.	2,192,351	102,623,950
Cognex Corp.	87,840	3,959,827
Coherent, Inc. *	12,480	1,809,101
CommScope Holding Co., Inc. *	98,670	1,059,716
Comtech Telecommunications Corp.	13,275	355,106
Corning, Inc.	401,500	11,181,775
Cray, Inc. *	20,284	708,520
CTS Corp.	16,378	467,264
Daktronics, Inc.	23,911	172,877
Dell Technologies, Inc., Class C *	76,502	3,942,148
Diebold Nixdorf, Inc. *	39,733	445,407
Dolby Laboratories, Inc., Class A	33,168	2,041,822
EchoStar Corp., Class A *	24,955	1,054,349
ePlus, Inc. *	6,829	558,066
Extreme Networks, Inc. *	62,484	417,393
F5 Networks, Inc. *	30,711	3,953,427
Fabrinet *	18,332	925,583
FARO Technologies, Inc. *	9,398	462,757
Finisar Corp. *	61,512	1,390,786
Fitbit, Inc., Class A *	102,968	318,171
FLIR Systems, Inc.	69,329	3,415,840
Harmonic, Inc. *	52,596	346,608
Hewlett Packard Enterprise Co.	686,362	9,485,523
HP, Inc.	771,867	14,117,447
II-VI, Inc. *	30,062	1,127,626
Infinera Corp. *	76,976	410,282
Insight Enterprises, Inc. *	18,266	877,864
InterDigital, Inc.	16,225	797,783
IPG Photonics Corp. *	18,196	2,251,391
Itron, Inc. *	17,679	1,227,807
Jabil, Inc.	71,777	2,067,895
Juniper Networks, Inc.	172,323	3,991,001
KEMET Corp.	31,243	523,320
Keysight Technologies, Inc. *	96,615	9,358,129
Kimball Electronics, Inc. *	11,590	153,104
Knowles Corp. *	46,167	936,267
Littelfuse, Inc.	12,764	1,992,077
Lumentum Holdings, Inc. *	38,980	2,173,525
Methode Electronics, Inc.	20,017	635,340
Motorola Solutions, Inc.	84,381	15,265,367
MTS Systems Corp.	8,969	510,067
National Instruments Corp.	56,900	2,389,800
NCR Corp. *	62,397	1,966,129
NetApp, Inc.	126,376	6,073,631
NETGEAR, Inc. *	15,551	539,931
NetScout Systems, Inc. *	36,550	809,582
nLight, Inc. *	3,594	46,434
Novanta, Inc. *	16,721	1,254,075
OSI Systems, Inc. *	8,636	906,866
PC Connection, Inc.	5,713	201,269
Plantronics, Inc.	17,195	534,249
Plexus Corp. *	14,787	845,964
Pure Storage, Inc., Class A *	90,377	1,471,338
Ribbon Communications, Inc. *	23,111	119,484
Rogers Corp. *	9,584	1,269,113
Sanmina Corp. *	34,136	986,530
ScanSource, Inc. *	12,209	345,026
Seagate Technology plc	128,579	6,455,952
SYNNEX Corp.	21,167	1,774,006

18
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
TE Connectivity Ltd.	172,107	15,699,601
Tech Data Corp. *	18,975	1,759,552
Trimble, Inc. *	128,965	4,838,767
TTM Technologies, Inc. *	49,304	525,581
Ubiquiti, Inc.	9,597	1,060,564
ViaSat, Inc. *	29,103	2,308,741
Viavi Solutions, Inc. *	118,257	1,642,590
Vishay Intertechnology, Inc.	68,781	1,088,803
Western Digital Corp.	150,834	8,638,263
Xerox Holdings Corp. *	100,878	2,924,453
Zebra Technologies Corp., Class A *	27,849	5,709,880
		793,096,656

Telecommunication Services 2.0%
Anterix, Inc. *	6,782	262,802
AT&T, Inc.	3,737,505	131,784,426
ATN International, Inc.	5,498	312,396
Boingo Wireless, Inc. *	22,144	284,993
CenturyLink, Inc.	494,004	5,621,766
Cincinnati Bell, Inc. *	26,450	143,624
Cogent Communications Holdings, Inc.	21,874	1,331,908
Consolidated Communications Holdings, Inc.	37,764	152,189
Frontier Communications Corp. *(a)	46,313	37,074
GCI Liberty, Inc., Class A *	49,728	3,095,071
Globalstar, Inc. *(a)	303,550	114,833
Gogo, Inc. *(a)	30,361	122,051
Iridium Communications, Inc. *	50,533	1,221,888
ORBCOMM, Inc. *	42,840	197,492
Shenandoah Telecommunications Co.	24,075	759,325
Spok Holdings, Inc.	8,902	104,599
Sprint Corp. *	298,710	2,028,241
T-Mobile US, Inc. *	161,469	12,602,655
Telephone & Data Systems, Inc.	48,174	1,213,985
United States Cellular Corp. *	7,749	278,887
Verizon Communications, Inc.	2,117,734	123,167,409
Vonage Holdings Corp. *	112,651	1,489,246
Zayo Group Holdings, Inc. *	104,847	3,529,150
		289,856,010

Transportation 1.9%
Air Transport Services Group, Inc. *	30,948	625,150
Alaska Air Group, Inc.	63,044	3,764,988
Allegiant Travel Co.	6,615	939,264
AMERCO	4,042	1,421,248
American Airlines Group, Inc.	202,024	5,315,251
ArcBest Corp.	13,362	395,649
Atlas Air Worldwide Holdings, Inc. *	12,915	333,853
Avis Budget Group, Inc. *	33,032	818,203
C.H. Robinson Worldwide, Inc.	71,204	6,016,026
CSX Corp.	394,960	26,470,219
Daseke, Inc. *	30,295	53,319
Delta Air Lines, Inc.	306,820	17,752,605
Echo Global Logistics, Inc. *	14,674	294,067
Expeditors International of Washington, Inc.	87,825	6,244,358
FedEx Corp.	123,173	19,536,470
Forward Air Corp.	14,613	910,390
Genesee & Wyoming, Inc., Class A *	29,089	3,225,388
Hawaiian Holdings, Inc.	24,079	587,768
Heartland Express, Inc.	25,335	521,141
Hertz Global Holdings, Inc. *	47,559	575,939
Hub Group, Inc., Class A *	17,196	740,460
J.B. Hunt Transport Services, Inc.	44,351	4,791,682
JetBlue Airways Corp. *	154,457	2,675,195
Kansas City Southern	51,414	6,467,881
Security	Number of Shares	Value ($)
Kirby Corp. *	27,575	2,029,244
Knight-Swift Transportation Holdings, Inc.	63,398	2,164,408
Landstar System, Inc.	20,335	2,267,759
Lyft, Inc., Class A *	17,429	853,498
Macquarie Infrastructure Corp.	39,320	1,487,082
Marten Transport Ltd.	21,709	427,016
Matson, Inc.	21,857	776,579
Norfolk Southern Corp.	136,091	23,686,639
Old Dominion Freight Line, Inc.	33,093	5,419,310
Ryder System, Inc.	27,106	1,305,696
Saia, Inc. *	13,092	1,119,890
Schneider National, Inc., Class B	15,900	309,096
SkyWest, Inc.	25,776	1,475,934
Southwest Airlines Co.	250,411	13,101,504
Spirit Airlines, Inc. *	35,858	1,346,109
Uber Technologies, Inc. *(a)	104,330	3,398,028
Union Pacific Corp.	362,665	58,737,223
United Airlines Holdings, Inc. *	112,507	9,485,465
United Parcel Service, Inc., Class B	356,902	42,349,991
Universal Logistics Holdings, Inc.	5,437	113,905
Werner Enterprises, Inc.	21,740	710,463
XPO Logistics, Inc. *	47,060	3,334,672
		286,376,025

Utilities 3.4%
AES Corp.	339,904	5,210,728
ALLETE, Inc.	26,218	2,247,669
Alliant Energy Corp.	120,377	6,313,774
Ameren Corp.	125,926	9,715,191
American Electric Power Co., Inc.	252,801	23,042,811
American States Water Co.	18,942	1,752,703
American Water Works Co., Inc.	93,461	11,899,454
Aqua America, Inc.	110,308	4,885,541
AquaVenture Holdings Ltd. *	12,580	222,414
Atmos Energy Corp.	59,661	6,576,432
Avangrid, Inc.	28,511	1,440,946
Avista Corp.	33,523	1,572,229
Black Hills Corp.	27,516	2,110,752
California Water Service Group	24,854	1,402,760
CenterPoint Energy, Inc.	258,242	7,150,721
Chesapeake Utilities Corp.	8,131	769,030
Clearway Energy, Inc., Class A	16,021	268,512
Clearway Energy, Inc., Class C	39,666	702,088
CMS Energy Corp.	145,841	9,195,275
Connecticut Water Service, Inc.	6,297	441,672
Consolidated Edison, Inc.	167,690	14,907,641
Dominion Energy, Inc.	411,460	31,941,640
DTE Energy Co.	93,479	12,120,487
Duke Energy Corp.	373,654	34,652,672
Edison International	181,097	13,087,880
El Paso Electric Co.	21,335	1,423,044
Entergy Corp.	97,391	10,989,600
Evergy, Inc.	125,072	8,129,680
Eversource Energy	165,238	13,240,521
Exelon Corp.	495,091	23,398,001
FirstEnergy Corp.	258,738	11,901,948
Hawaiian Electric Industries, Inc.	55,435	2,461,314
IDACORP, Inc.	25,602	2,811,356
MDU Resources Group, Inc.	101,431	2,727,480
MGE Energy, Inc.	17,440	1,322,824
Middlesex Water Co.	8,878	541,913
National Fuel Gas Co.	42,499	1,986,403
New Jersey Resources Corp.	45,693	2,089,998
NextEra Energy, Inc.	245,936	53,879,659
NiSource, Inc.	190,609	5,632,496
Northwest Natural Holding Co.	15,857	1,131,556

19
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
NorthWestern Corp.	26,013	1,884,382
NRG Energy, Inc.	129,625	4,718,350
OGE Energy Corp.	101,839	4,365,838
ONE Gas, Inc.	27,149	2,487,120
Ormat Technologies, Inc.	26,304	1,953,598
Otter Tail Corp.	20,495	1,037,457
Pattern Energy Group, Inc., Class A	47,509	1,289,869
Pinnacle West Capital Corp.	57,234	5,454,973
PNM Resources, Inc.	41,470	2,115,385
Portland General Electric Co.	45,643	2,596,630
PPL Corp.	365,993	10,815,093
Public Service Enterprise Group, Inc.	257,140	15,549,256
Sempra Energy	141,450	20,033,563
SJW Group	12,318	841,689
South Jersey Industries, Inc.	47,470	1,535,180
Southwest Gas Holdings, Inc.	27,237	2,484,831
Spire, Inc.	26,039	2,210,711
TerraForm Power, Inc., Class A	39,933	677,264
The Southern Co.	534,637	31,147,952
UGI Corp.	106,965	5,205,987
Unitil Corp.	7,892	476,440
Vistra Energy Corp.	192,899	4,812,830
WEC Energy Group, Inc.	161,258	15,443,679
Xcel Energy, Inc.	263,083	16,895,190
		503,332,082
Total Common Stock
(Cost $11,556,565,092)		14,842,933,151

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	15,456	6,692

Media 0.0%
Media General, Inc. CVR *(c)	42,134	3,585
Total Rights
(Cost $6,692)		10,277

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (d)	4,400,132	4,400,132

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.03% (d)	25,769,726	25,769,726
Total Other Investment Companies
(Cost $30,169,858)		30,169,858

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	218	31,880,320	97,136
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,663,894.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

20
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.6%
Aptiv plc	7,932	659,705
Autoliv, Inc.	2,738	187,279
BorgWarner, Inc.	6,254	204,068
Ford Motor Co.	120,059	1,100,941
General Motors Co.	40,537	1,503,517
Gentex Corp.	7,925	210,805
Harley-Davidson, Inc.	4,891	156,023
Lear Corp.	1,905	213,855
Tesla, Inc. *	4,226	953,428
The Goodyear Tire & Rubber Co.	7,105	81,494
Thor Industries, Inc.	1,579	72,492
		5,343,607

Banks 5.2%
Associated Banc-Corp.	4,999	96,181
Bank of America Corp.	271,382	7,465,719
Bank OZK	3,667	94,609
BankUnited, Inc.	3,087	98,043
BB&T Corp.	23,559	1,122,586
BOK Financial Corp.	951	72,409
CIT Group, Inc.	2,951	125,683
Citigroup, Inc.	71,011	4,569,558
Citizens Financial Group, Inc.	14,025	473,203
Comerica, Inc.	4,751	292,899
Commerce Bancshares, Inc.	2,979	170,012
Cullen/Frost Bankers, Inc.	1,882	156,225
East West Bancorp, Inc.	4,386	180,396
Essent Group Ltd. *	2,929	142,056
F.N.B. Corp.	9,577	102,953
Fifth Third Bancorp	22,099	584,519
First Citizens BancShares, Inc., Class A	261	116,041
First Financial Bankshares, Inc.	4,315	132,125
First Hawaiian, Inc.	2,654	68,208
First Horizon National Corp.	9,523	150,749
First Republic Bank	5,023	450,664
Glacier Bancorp, Inc.	2,629	104,345
Hancock Whitney Corp.	2,575	90,408
Huntington Bancshares, Inc.	32,100	425,325
IBERIABANK Corp.	1,746	120,457
Investors Bancorp, Inc.	6,880	76,368
JPMorgan Chase & Co.	99,599	10,941,946
KeyCorp	30,732	510,151
LendingTree, Inc. *	224	69,460
M&T Bank Corp.	4,198	613,790
MGIC Investment Corp.	10,795	136,557
New York Community Bancorp, Inc.	14,630	168,830
PacWest Bancorp	3,667	124,971
People's United Financial, Inc.	11,872	170,601
Pinnacle Financial Partners, Inc.	2,209	116,348
Popular, Inc.	3,018	158,656
Prosperity Bancshares, Inc.	1,993	129,386
Radian Group, Inc.	6,402	144,365
Regions Financial Corp.	31,092	454,565
Signature Bank	1,708	199,238
Sterling Bancorp	6,654	126,892
Security	Number of Shares	Value ($)
SunTrust Banks, Inc.	13,677	841,272
SVB Financial Group *	1,620	315,284
Synovus Financial Corp.	4,782	169,952
TFS Financial Corp.	1,746	30,572
The PNC Financial Services Group, Inc.	13,850	1,785,680
U.S. Bancorp	46,008	2,424,162
UMB Financial Corp.	1,316	82,013
Umpqua Holdings Corp.	6,741	105,901
United Bankshares, Inc.	3,100	114,328
Valley National Bancorp	10,024	105,352
Webster Financial Corp.	2,810	125,776
Wells Fargo & Co.	124,135	5,780,967
Western Alliance Bancorp	3,059	132,822
Wintrust Financial Corp.	1,746	109,701
Zions Bancorp NA	5,629	231,296
		43,902,575

Capital Goods 6.7%
3M Co.	17,699	2,862,282
A.O. Smith Corp.	4,258	198,082
Acuity Brands, Inc.	1,249	156,637
AECOM *	4,898	173,781
AGCO Corp.	1,964	135,752
Air Lease Corp.	3,204	133,094
Allegion plc	2,860	275,332
Allison Transmission Holdings, Inc.	3,748	166,524
AMETEK, Inc.	7,002	601,682
Arconic, Inc.	12,270	317,057
BWX Technologies, Inc.	2,966	175,587
Carlisle Cos., Inc.	1,767	256,144
Caterpillar, Inc.	17,520	2,084,880
Crane Co.	1,620	123,509
Cummins, Inc.	4,469	667,088
Curtiss-Wright Corp.	1,315	161,272
Deere & Co.	9,713	1,504,641
Donaldson Co., Inc.	3,899	188,556
Dover Corp.	4,472	419,205
Eaton Corp. plc	12,991	1,048,633
EMCOR Group, Inc.	1,746	152,670
Emerson Electric Co.	18,918	1,127,324
EnerSys	1,264	70,784
Fastenal Co.	17,618	539,463
Flowserve Corp.	3,943	168,287
Fluor Corp.	4,330	76,511
Fortive Corp.	9,076	643,488
Fortune Brands Home & Security, Inc.	4,245	216,750
Gardner Denver Holdings, Inc. *	3,956	113,458
Gates Industrial Corp. plc *	1,405	12,223
Generac Holdings, Inc. *	1,878	146,465
General Dynamics Corp.	8,326	1,592,514
General Electric Co.	267,640	2,208,030
Graco, Inc.	5,200	236,964
GrafTech International Ltd.	1,862	22,698
HD Supply Holdings, Inc. *	5,134	199,764
HEICO Corp.	1,286	186,046
HEICO Corp., Class A	2,223	245,330
Hexcel Corp.	2,640	222,156
Honeywell International, Inc.	22,346	3,678,598
Hubbell, Inc.	1,693	222,020

21
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Huntington Ingalls Industries, Inc.	1,274	266,266
IDEX Corp.	2,328	383,445
Illinois Tool Works, Inc.	9,227	1,382,758
Ingersoll-Rand plc	7,386	894,371
ITT, Inc.	2,628	149,586
Jacobs Engineering Group, Inc.	3,557	316,075
Johnson Controls International plc	24,435	1,043,130
L3Harris Technologies, Inc.	6,783	1,433,994
Lennox International, Inc.	1,086	275,605
Lincoln Electric Holdings, Inc.	1,946	160,662
Lockheed Martin Corp.	7,532	2,893,116
Masco Corp.	9,125	371,661
MasTec, Inc. *	1,927	121,150
MSC Industrial Direct Co., Inc., Class A	1,319	89,191
Nordson Corp.	1,568	213,185
Northrop Grumman Corp.	5,211	1,916,971
nVent Electric plc	4,905	99,375
Oshkosh Corp.	2,128	149,535
Owens Corning	3,346	191,927
PACCAR, Inc.	10,658	698,738
Parker-Hannifin Corp.	3,910	648,161
Pentair plc	4,818	173,063
Proto Labs, Inc. *	813	77,024
Quanta Services, Inc.	4,240	143,736
Raytheon Co.	8,529	1,580,594
RBC Bearings, Inc. *	743	118,531
Rockwell Automation, Inc.	3,633	555,086
Roper Technologies, Inc.	3,185	1,168,131
Sensata Technologies Holding plc *	4,876	222,248
Snap-on, Inc.	1,703	253,202
Spirit AeroSystems Holdings, Inc., Class A	3,201	258,001
Stanley Black & Decker, Inc.	4,666	619,925
Teledyne Technologies, Inc. *	1,098	338,832
Textron, Inc.	7,136	321,120
The Boeing Co.	16,059	5,846,921
The Middleby Corp. *	1,677	183,900
The Timken Co.	2,094	84,137
The Toro Co.	3,297	237,417
TransDigm Group, Inc.	1,510	812,863
Trex Co., Inc. *	1,852	158,402
United Rentals, Inc. *	2,436	274,196
United Technologies Corp.	24,891	3,241,804
W.W. Grainger, Inc.	1,364	373,259
WABCO Holdings, Inc. *	1,577	210,545
Wabtec Corp.	5,583	386,399
Watsco, Inc.	1,008	164,858
Woodward, Inc.	1,714	184,855
Xylem, Inc.	5,456	417,984
		55,837,216

Commercial & Professional Services 1.0%
ADT, Inc.	3,682	17,526
Cintas Corp.	2,577	679,813
Copart, Inc. *	6,189	466,589
CoStar Group, Inc. *	1,117	686,810
Equifax, Inc.	3,730	545,997
IAA, Inc. *	4,074	199,015
IHS Markit Ltd. *	11,122	729,714
Insperity, Inc.	1,164	115,306
KAR Auction Services, Inc.	4,074	108,205
ManpowerGroup, Inc.	1,887	154,243
MSA Safety, Inc.	1,042	110,067
Nielsen Holdings plc	10,919	226,678
Republic Services, Inc.	6,632	591,906
Robert Half International, Inc.	3,683	196,930
Rollins, Inc.	4,644	152,370
Stericycle, Inc. *	2,617	117,477
Security	Number of Shares	Value ($)
The Brink's Co.	1,528	114,982
TransUnion	5,737	479,900
Verisk Analytics, Inc.	5,053	816,262
Waste Management, Inc.	11,963	1,427,784
		7,937,574

Consumer Durables & Apparel 1.2%
Brunswick Corp.	2,750	128,150
Capri Holdings Ltd. *	4,716	124,408
Carter's, Inc.	1,423	130,176
Columbia Sportswear Co.	897	84,130
D.R. Horton, Inc.	10,491	518,990
Deckers Outdoor Corp. *	871	128,429
Garmin Ltd.	3,743	305,316
Hanesbrands, Inc.	11,170	152,582
Hasbro, Inc.	3,506	387,308
Kontoor Brands, Inc. *	1,407	48,176
Leggett & Platt, Inc.	3,929	146,120
Lennar Corp., Class A	8,761	446,811
Lululemon Athletica, Inc. *	3,260	602,024
Mattel, Inc. *	10,746	105,311
Mohawk Industries, Inc. *	1,877	223,157
Newell Brands, Inc.	12,248	203,317
NIKE, Inc., Class B	38,501	3,253,334
NVR, Inc. *	102	367,098
Polaris, Inc.	1,761	144,437
PulteGroup, Inc.	7,773	262,727
PVH Corp.	2,344	177,675
Ralph Lauren Corp.	1,572	138,870
Skechers U.S.A., Inc., Class A *	4,074	128,983
Tapestry, Inc.	8,992	185,685
Toll Brothers, Inc.	4,147	150,080
Under Armour, Inc., Class A *	5,911	110,004
Under Armour, Inc., Class C *	5,880	99,490
VF Corp.	9,990	818,680
Whirlpool Corp.	1,926	267,887
		9,839,355

Consumer Services 2.3%
Aramark	7,600	310,536
Bright Horizons Family Solutions, Inc. *	1,808	298,410
Caesars Entertainment Corp. *	18,135	208,734
Carnival Corp.	12,235	539,319
Chegg, Inc. *	3,330	132,001
Chipotle Mexican Grill, Inc. *	747	626,300
Choice Hotels International, Inc.	1,027	93,437
Churchill Downs, Inc.	1,082	133,367
Cracker Barrel Old Country Store, Inc.	733	121,238
Darden Restaurants, Inc.	3,753	454,038
Domino's Pizza, Inc.	1,250	283,550
Dunkin' Brands Group, Inc.	2,580	212,695
Eldorado Resorts, Inc. *(a)	1,967	75,749
Grand Canyon Education, Inc. *	1,505	189,028
H&R Block, Inc.	6,379	154,499
Hilton Worldwide Holdings, Inc.	8,879	820,153
Las Vegas Sands Corp.	11,227	622,762
Marriott International, Inc., Class A	8,497	1,071,132
Marriott Vacations Worldwide Corp.	1,229	121,167
McDonald's Corp.	23,432	5,107,473
MGM Resorts International	15,519	435,463
Norwegian Cruise Line Holdings Ltd. *	6,586	334,240
Planet Fitness, Inc., Class A *	2,627	185,493
Royal Caribbean Cruises Ltd.	5,276	550,181
Service Corp. International	5,638	261,039
ServiceMaster Global Holdings, Inc. *	4,193	239,169
Six Flags Entertainment Corp.	2,240	132,541

22
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Starbucks Corp.	37,152	3,587,397
Texas Roadhouse, Inc.	1,993	102,560
The Wendy's Co.	5,594	123,068
Vail Resorts, Inc.	1,223	288,970
Wyndham Destinations, Inc.	2,910	129,029
Wyndham Hotels & Resorts, Inc.	3,017	155,014
Wynn Resorts Ltd.	2,946	324,502
Yum! Brands, Inc.	9,408	1,098,666
		19,522,920

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	1,563	119,773
AGNC Investment Corp.	16,490	245,206
Ally Financial, Inc.	12,270	384,664
American Express Co.	20,984	2,525,844
Ameriprise Financial, Inc.	4,065	524,304
Annaly Capital Management, Inc.	44,639	370,504
AXA Equitable Holdings, Inc.	7,618	158,226
Berkshire Hathaway, Inc., Class B *	59,476	12,098,013
BlackRock, Inc.	3,657	1,545,302
Blackstone Mortgage Trust, Inc., Class A	4,107	142,924
Capital One Financial Corp.	14,433	1,250,186
Cboe Global Markets, Inc.	3,455	411,698
Chimera Investment Corp.	5,664	108,012
CME Group, Inc.	10,976	2,384,975
Credit Acceptance Corp. *	367	166,122
Discover Financial Services	9,903	791,943
E*TRADE Financial Corp.	7,470	311,798
Eaton Vance Corp.	3,507	151,222
Evercore, Inc., Class A	1,275	101,694
FactSet Research Systems, Inc.	1,164	316,713
FirstCash, Inc.	1,314	129,731
Franklin Resources, Inc.	8,987	236,178
Green Dot Corp., Class A *	1,423	43,515
Interactive Brokers Group, Inc., Class A	2,330	109,976
Intercontinental Exchange, Inc.	17,320	1,619,074
Invesco Ltd.	12,297	193,063
Janus Henderson Group plc	4,961	94,805
Jefferies Financial Group, Inc.	7,954	148,263
Lazard Ltd., Class A	3,965	136,158
LPL Financial Holdings, Inc.	2,589	194,045
MarketAxess Holdings, Inc.	1,153	458,456
Moody's Corp.	5,087	1,096,655
Morgan Stanley	39,221	1,627,279
Morningstar, Inc.	582	94,040
MSCI, Inc.	2,620	614,731
Nasdaq, Inc.	3,562	355,630
New Residential Investment Corp.	12,909	181,630
Northern Trust Corp.	6,666	586,141
OneMain Holdings, Inc.	2,241	80,340
Raymond James Financial, Inc.	3,873	304,069
S&P Global, Inc.	7,546	1,963,394
Santander Consumer USA Holdings, Inc.	3,492	91,176
SEI Investments Co.	3,885	223,426
SLM Corp.	13,390	113,012
Starwood Property Trust, Inc.	8,643	202,505
State Street Corp.	11,504	590,270
Stifel Financial Corp.	2,225	118,859
Synchrony Financial	19,437	622,956
T. Rowe Price Group, Inc.	7,279	805,203
TD Ameritrade Holding Corp.	8,158	362,297
The Bank of New York Mellon Corp.	27,027	1,136,756
The Charles Schwab Corp. (b)	36,255	1,387,479
The Goldman Sachs Group, Inc.	10,414	2,123,519
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	8,216	103,768
Voya Financial, Inc.	4,441	219,030
		42,476,552

Energy 4.1%
Antero Resources Corp. *	6,598	20,916
Apache Corp.	11,483	247,688
Baker Hughes a GE Co.	15,929	345,500
Cabot Oil & Gas Corp.	12,993	222,440
Centennial Resource Development, Inc., Class A *	5,550	26,751
Cheniere Energy, Inc. *	6,751	403,102
Chevron Corp.	58,471	6,883,206
Cimarex Energy Co.	3,025	129,410
Concho Resources, Inc.	6,106	446,654
ConocoPhillips	34,652	1,808,141
Continental Resources, Inc. *	2,746	80,183
CVR Energy, Inc.	875	34,808
Devon Energy Corp.	12,634	277,822
Diamondback Energy, Inc.	4,756	466,469
EOG Resources, Inc.	17,816	1,321,769
EQT Corp.	7,808	79,407
Equitrans Midstream Corp.	6,102	82,316
Exxon Mobil Corp.	129,884	8,894,456
Halliburton Co.	26,550	500,202
Helmerich & Payne, Inc.	3,419	128,520
Hess Corp.	7,862	494,913
HollyFrontier Corp.	4,922	218,340
Kinder Morgan, Inc.	59,745	1,211,031
Marathon Oil Corp.	25,231	298,735
Marathon Petroleum Corp.	20,355	1,001,670
Murphy Oil Corp.	4,675	85,225
National Oilwell Varco, Inc.	11,837	241,830
Noble Energy, Inc.	14,487	327,116
Occidental Petroleum Corp.	27,510	1,196,135
ONEOK, Inc.	12,712	906,111
Parsley Energy, Inc., Class A *	8,278	148,259
PBF Energy, Inc., Class A	3,538	83,851
Peabody Energy Corp.	2,520	46,444
Phillips 66	12,818	1,264,239
Pioneer Natural Resources Co.	5,156	636,354
Schlumberger Ltd.	42,630	1,382,491
Targa Resources Corp.	7,170	258,980
TechnipFMC plc	12,773	317,281
The Williams Cos., Inc.	37,320	880,752
Transocean Ltd. *	15,178	69,060
Valero Energy Corp.	12,768	961,175
WPX Energy, Inc. *	12,580	135,361
		34,565,113

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	3,719	97,661
Casey's General Stores, Inc.	1,127	189,167
Costco Wholesale Corp.	13,497	3,978,376
Performance Food Group Co. *	3,161	147,903
Sysco Corp.	14,507	1,078,305
The Kroger Co.	24,812	587,548
US Foods Holding Corp. *	6,628	268,102
Walgreens Boots Alliance, Inc.	23,851	1,220,933
Walmart, Inc.	42,919	4,903,925
		12,471,920

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	57,396	2,510,501
Archer-Daniels-Midland Co.	17,092	650,351

23
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Brown-Forman Corp., Class B	5,086	300,023
Bunge Ltd.	4,295	229,396
Campbell Soup Co.	5,820	261,900
Conagra Brands, Inc.	14,986	425,003
Constellation Brands, Inc., Class A	5,128	1,047,907
Darling Ingredients, Inc. *	4,992	92,851
Flowers Foods, Inc.	5,759	131,305
General Mills, Inc.	18,352	987,338
Hormel Foods Corp.	8,291	353,280
Ingredion, Inc.	2,075	160,335
Kellogg Co.	7,636	479,541
Keurig Dr Pepper, Inc.	5,780	157,678
Lamb Weston Holdings, Inc.	4,448	313,095
Lancaster Colony Corp.	632	92,209
McCormick & Co., Inc. Non-Voting Shares	3,735	608,319
Molson Coors Brewing Co., Class B	5,833	299,583
Mondelez International, Inc., Class A	44,206	2,441,055
Monster Beverage Corp. *	12,031	705,859
National Beverage Corp.	365	14,929
PepsiCo, Inc.	43,015	5,881,441
Philip Morris International, Inc.	47,740	3,441,577
Pilgrim's Pride Corp. *	1,643	51,196
Post Holdings, Inc. *	2,095	208,851
Seaboard Corp.	8	33,041
The Coca-Cola Co.	117,816	6,484,593
The Hershey Co.	4,276	677,660
The J.M. Smucker Co.	3,502	368,270
The Kraft Heinz Co.	19,095	487,304
TreeHouse Foods, Inc. *	1,680	85,092
Tyson Foods, Inc., Class A	9,037	840,802
		30,822,285

Health Care Equipment & Services 6.3%
Abbott Laboratories	54,149	4,619,993
ABIOMED, Inc. *	1,367	263,927
Align Technology, Inc. *	2,267	415,110
Amedisys, Inc. *	869	111,849
AmerisourceBergen Corp.	4,745	390,371
Anthem, Inc.	7,885	2,062,085
Baxter International, Inc.	14,577	1,282,047
Becton Dickinson & Co.	8,271	2,100,172
Boston Scientific Corp. *	42,693	1,824,272
Cantel Medical Corp.	1,079	99,193
Cardinal Health, Inc.	9,107	392,785
Centene Corp. *	12,730	593,473
Cerner Corp.	9,967	686,826
Chemed Corp.	498	213,856
Cigna Corp. *	11,642	1,792,519
Covetrus, Inc. *	3,134	41,651
CVS Health Corp.	39,826	2,426,200
Danaher Corp.	19,338	2,747,736
DaVita, Inc. *	3,227	181,906
DENTSPLY SIRONA, Inc.	7,129	371,777
DexCom, Inc. *	2,830	485,656
Edwards Lifesciences Corp. *	6,419	1,423,991
Encompass Health Corp.	2,974	180,789
Globus Medical, Inc., Class A *	2,466	125,939
Haemonetics Corp. *	1,551	207,105
HCA Healthcare, Inc.	8,157	980,471
HealthEquity, Inc. *	2,212	131,304
Henry Schein, Inc. *	4,562	281,110
Hill-Rom Holdings, Inc.	2,015	216,975
Hologic, Inc. *	8,282	408,882
Humana, Inc.	4,150	1,175,322
ICU Medical, Inc. *	520	84,110
IDEXX Laboratories, Inc. *	2,624	760,278
Insulet Corp. *	1,845	284,444
Security	Number of Shares	Value ($)
Integra LifeSciences Holdings Corp. *	2,106	126,402
Intuitive Surgical, Inc. *	3,543	1,811,678
Laboratory Corp. of America Holdings *	3,005	503,518
LHC Group, Inc. *	931	110,324
LivaNova plc *	1,465	113,728
Masimo Corp. *	1,497	229,415
McKesson Corp.	5,849	808,741
Medidata Solutions, Inc. *	1,859	170,247
MEDNAX, Inc. *	2,625	55,335
Medtronic plc	41,141	4,438,703
Molina Healthcare, Inc. *	1,905	248,183
Penumbra, Inc. *	970	141,184
Quest Diagnostics, Inc.	4,092	418,898
ResMed, Inc.	4,366	608,184
STERIS plc	2,601	401,594
Stryker Corp.	9,501	2,096,491
Teladoc Health, Inc. *	2,247	130,056
Teleflex, Inc.	1,425	518,586
The Cooper Cos., Inc.	1,519	470,510
UnitedHealth Group, Inc.	29,168	6,825,312
Universal Health Services, Inc., Class B	2,546	368,101
Varian Medical Systems, Inc. *	2,748	291,096
Veeva Systems, Inc., Class A *	3,914	627,727
WellCare Health Plans, Inc. *	1,548	419,106
West Pharmaceutical Services, Inc.	2,232	324,667
Wright Medical Group N.V. *	3,519	73,371
Zimmer Biomet Holdings, Inc.	6,312	878,630
		52,573,911

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	7,509	599,068
Colgate-Palmolive Co.	26,376	1,955,780
Coty, Inc., Class A	9,180	87,669
Herbalife Nutrition Ltd. *	3,157	108,696
Kimberly-Clark Corp.	10,539	1,487,158
Nu Skin Enterprises, Inc., Class A	1,845	74,944
The Clorox Co.	3,925	620,778
The Estee Lauder Cos., Inc., Class A	6,713	1,329,107
The Procter & Gamble Co.	76,978	9,255,065
		15,518,265

Insurance 2.7%
Aflac, Inc.	22,865	1,147,366
Alleghany Corp. *	443	331,944
American Financial Group, Inc.	2,166	218,701
American International Group, Inc.	26,710	1,389,988
American National Insurance Co.	254	28,974
Aon plc	7,394	1,440,721
Arch Capital Group Ltd. *	12,294	485,613
Arthur J. Gallagher & Co.	5,688	515,958
Assurant, Inc.	1,913	235,299
Assured Guaranty Ltd.	3,081	131,097
Athene Holding Ltd., Class A *	3,612	140,362
Axis Capital Holdings Ltd.	2,530	155,317
Brighthouse Financial, Inc. *	3,713	130,920
Brown & Brown, Inc.	7,183	264,981
Chubb Ltd.	14,038	2,193,859
Cincinnati Financial Corp.	4,667	524,991
CNA Financial Corp.	840	39,589
Erie Indemnity Co., Class A	615	134,876
Everest Re Group Ltd.	1,251	295,086
Fidelity National Financial, Inc.	8,452	371,381
First American Financial Corp.	3,381	197,619
Globe Life, Inc. *	3,115	278,045
Kemper Corp.	1,933	135,271
Lincoln National Corp.	6,187	327,169

24
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Loews Corp.	8,293	398,644
Markel Corp. *	425	485,809
Marsh & McLennan Cos., Inc.	15,711	1,569,372
MetLife, Inc.	29,249	1,295,731
Old Republic International Corp.	8,736	204,073
Primerica, Inc.	1,273	151,703
Principal Financial Group, Inc.	8,029	427,303
Prudential Financial, Inc.	12,471	998,802
Reinsurance Group of America, Inc.	1,894	291,619
RenaissanceRe Holdings Ltd.	1,387	250,423
Selective Insurance Group, Inc.	1,778	141,582
The Allstate Corp.	10,202	1,044,583
The Hanover Insurance Group, Inc.	1,224	162,976
The Hartford Financial Services Group, Inc.	11,009	641,605
The Progressive Corp.	17,931	1,359,170
The Travelers Cos., Inc.	8,032	1,180,383
Unum Group	6,569	166,918
W.R. Berkley Corp.	4,453	317,276
Willis Towers Watson plc	3,960	783,961
		22,987,060

Materials 2.8%
Air Products & Chemicals, Inc.	6,768	1,529,027
Albemarle Corp.	3,188	196,795
Alcoa Corp. *	5,625	100,856
Amcor plc *	49,512	486,208
AptarGroup, Inc.	1,929	235,762
Ashland Global Holdings, Inc.	1,904	139,449
Avery Dennison Corp.	2,608	301,407
Axalta Coating Systems Ltd. *	6,300	181,944
Ball Corp.	10,345	831,841
Berry Global Group, Inc. *	4,085	159,887
Celanese Corp., Series A	3,876	439,422
CF Industries Holdings, Inc.	6,756	325,572
Corteva, Inc. *	22,888	671,076
Crown Holdings, Inc. *	4,177	275,014
Dow, Inc. *	22,994	980,234
DuPont de Nemours, Inc.	22,985	1,561,371
Eastman Chemical Co.	4,272	279,261
Ecolab, Inc.	7,803	1,609,837
Element Solutions, Inc. *	7,082	66,075
FMC Corp.	4,038	348,601
Freeport-McMoRan, Inc.	45,021	413,743
Graphic Packaging Holding Co.	9,312	128,599
Huntsman Corp.	6,405	127,588
Ingevity Corp. *	1,268	96,584
International Flavors & Fragrances, Inc.	3,158	346,591
International Paper Co.	12,225	477,997
Linde plc	16,666	3,148,374
Livent Corp. *	4,423	27,201
Louisiana-Pacific Corp.	3,906	93,900
LyondellBasell Industries N.V., Class A	8,400	649,992
Martin Marietta Materials, Inc.	1,922	487,746
NewMarket Corp.	260	123,435
Newmont Goldcorp Corp.	25,164	1,003,792
Nucor Corp.	9,260	453,555
Olin Corp.	4,990	84,730
Packaging Corp. of America	2,930	294,699
PPG Industries, Inc.	7,244	802,563
Reliance Steel & Aluminum Co.	2,087	202,919
Royal Gold, Inc.	2,021	269,561
RPM International, Inc.	4,002	270,815
Sealed Air Corp.	4,792	190,817
Sonoco Products Co.	3,000	171,600
Steel Dynamics, Inc.	6,984	188,568
The Chemours Co.	5,119	72,536
The Mosaic Co.	11,091	203,963
Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co.	1,230	130,774
The Sherwin-Williams Co.	2,491	1,312,134
United States Steel Corp.	5,238	57,985
Valvoline, Inc.	5,820	131,532
Vulcan Materials Co.	4,047	571,639
W.R. Grace & Co.	1,988	134,607
Westlake Chemical Corp.	1,088	63,746
Westrock Co.	7,803	266,707
		23,720,631

Media & Entertainment 7.9%
Activision Blizzard, Inc.	23,473	1,187,734
Alphabet, Inc., Class A *	9,190	10,940,971
Alphabet, Inc., Class C *	9,406	11,175,269
Altice USA, Inc., Class A *	3,494	100,907
Cable One, Inc.	154	199,833
Cargurus, Inc. *	985	32,131
CBS Corp., Class B Non-Voting Shares	10,795	454,038
Charter Communications, Inc., Class A *	5,270	2,158,539
Cinemark Holdings, Inc.	3,356	128,065
Comcast Corp., Class A	138,917	6,148,466
Discovery, Inc., Class A *	5,049	139,352
Discovery, Inc., Class C *	11,008	286,538
DISH Network Corp., Class A *	7,248	243,243
Electronic Arts, Inc. *	9,070	849,678
Facebook, Inc., Class A *	73,734	13,690,192
Fox Corp., Class A	10,854	360,027
Fox Corp., Class B *	4,971	163,049
IAC/InterActiveCorp *	2,401	611,391
Liberty Broadband Corp., Class C *	4,723	497,993
Liberty Global plc, Class A *	6,155	164,462
Liberty Global plc, Class C *	15,938	416,301
Liberty Media Corp. - Liberty Formula One, Class C *	6,302	263,045
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,506	101,468
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,830	197,112
Live Nation Entertainment, Inc. *	4,285	297,850
Netflix, Inc. *	13,418	3,941,537
News Corp., Class A	11,651	160,201
Nexstar Media Group, Inc., Class A	1,436	142,006
Omnicom Group, Inc.	6,712	510,515
Sirius XM Holdings, Inc.	50,056	308,845
Snap, Inc., Class A *	23,194	367,161
Take-Two Interactive Software, Inc. *	3,472	458,200
The Interpublic Group of Cos., Inc.	12,010	238,759
The Madison Square Garden Co., Class A *	514	129,698
The New York Times Co., Class A	4,491	131,137
The Walt Disney Co.	53,564	7,352,195
Tribune Media Co., Class A	2,542	118,406
TripAdvisor, Inc. *	3,203	121,682
Twitter, Inc. *	22,400	955,360
Viacom, Inc., Class B	10,772	269,085
World Wrestling Entertainment, Inc., Class A	1,283	91,645
Zillow Group, Inc., Class C *	3,736	128,630
Zynga, Inc., Class A *	25,158	143,652
		66,376,368

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	45,378	2,983,150
Agilent Technologies, Inc.	9,613	683,580
Agios Pharmaceuticals, Inc. *	1,523	57,798
Alexion Pharmaceuticals, Inc. *	6,872	692,423
Alkermes plc *	4,958	104,019
Allergan plc	9,443	1,508,236

25
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Alnylam Pharmaceuticals, Inc. *	2,852	230,128
Amgen, Inc.	18,705	3,902,237
Bio-Rad Laboratories, Inc., Class A *	615	207,692
Bio-Techne Corp.	1,172	224,520
Biogen, Inc. *	5,949	1,307,293
BioMarin Pharmaceutical, Inc. *	5,471	410,653
Bluebird Bio, Inc. *	1,652	170,668
Bristol-Myers Squibb Co.	50,248	2,415,421
Bruker Corp.	3,065	132,316
Catalent, Inc. *	4,507	237,699
Celgene Corp. *	21,661	2,096,785
Charles River Laboratories International, Inc. *	1,532	200,998
Eli Lilly & Co.	26,500	2,993,705
Emergent BioSolutions, Inc. *	1,507	66,007
Exact Sciences Corp. *	3,953	471,277
Exelixis, Inc. *	9,317	184,942
FibroGen, Inc. *	2,419	108,032
Gilead Sciences, Inc.	39,031	2,480,030
Horizon Therapeutics plc *	5,776	159,591
Illumina, Inc. *	4,501	1,266,311
Immunomedics, Inc. *	5,159	66,035
Incyte Corp. *	5,428	444,119
Intercept Pharmaceuticals, Inc. *	761	48,841
Ionis Pharmaceuticals, Inc. *	4,336	274,079
IQVIA Holdings, Inc. *	4,854	753,098
Jazz Pharmaceuticals plc *	1,752	224,519
Johnson & Johnson	81,483	10,459,158
Merck & Co., Inc.	79,021	6,832,946
Mettler-Toledo International, Inc. *	768	504,415
Mylan N.V. *	15,903	309,631
Nektar Therapeutics *	5,279	92,752
Neurocrine Biosciences, Inc. *	2,818	280,166
PerkinElmer, Inc.	3,421	282,917
Perrigo Co., plc	3,885	181,740
Pfizer, Inc.	170,383	6,057,116
PRA Health Sciences, Inc. *	1,850	182,854
Regeneron Pharmaceuticals, Inc. *	2,411	699,311
Sage Therapeutics, Inc. *	1,564	268,492
Sarepta Therapeutics, Inc. *	2,113	190,487
Seattle Genetics, Inc. *	3,309	240,366
Syneos Health, Inc. *	1,831	96,182
Thermo Fisher Scientific, Inc.	12,269	3,521,939
United Therapeutics Corp. *	1,374	113,437
Vertex Pharmaceuticals, Inc. *	7,867	1,416,217
Waters Corp. *	2,121	449,419
Zoetis, Inc.	14,682	1,856,098
		61,141,845

Real Estate 4.1%
Alexandria Real Estate Equities, Inc.	3,463	518,896
American Campus Communities, Inc.	4,215	195,913
American Homes 4 Rent, Class A	8,022	205,203
American Tower Corp.	13,577	3,125,290
Americold Realty Trust	5,953	216,808
Apartment Investment & Management Co., Class A	4,534	231,234
Apple Hospitality REIT, Inc.	6,402	101,984
AvalonBay Communities, Inc.	4,255	904,443
Boston Properties, Inc.	4,719	606,014
Brixmor Property Group, Inc.	9,050	166,791
Camden Property Trust	2,964	320,853
CBRE Group, Inc., Class A *	9,515	497,349
CoreSite Realty Corp.	1,150	133,607
Cousins Properties, Inc.	4,428	153,652
Crown Castle International Corp.	12,763	1,852,805
CubeSmart	5,757	206,619
CyrusOne, Inc.	3,472	255,053
Security	Number of Shares	Value ($)
Digital Realty Trust, Inc.	6,411	792,592
Douglas Emmett, Inc.	4,895	206,569
Duke Realty Corp.	10,977	365,205
EastGroup Properties, Inc.	1,082	134,731
EPR Properties	2,346	183,574
Equinix, Inc.	2,573	1,431,308
Equity Commonwealth	3,642	122,590
Equity LifeStyle Properties, Inc.	2,763	372,231
Equity Residential	11,385	964,993
Essex Property Trust, Inc.	2,023	649,909
Extra Space Storage, Inc.	3,922	478,170
Federal Realty Investment Trust	2,303	297,571
First Industrial Realty Trust, Inc.	3,961	154,281
Gaming & Leisure Properties, Inc.	6,234	243,874
HCP, Inc.	14,693	509,994
Healthcare Realty Trust, Inc.	4,014	133,385
Healthcare Trust of America, Inc., Class A	6,406	181,674
Highwoods Properties, Inc.	3,112	134,470
Hospitality Properties Trust	5,183	125,118
Host Hotels & Resorts, Inc.	23,023	369,289
Hudson Pacific Properties, Inc.	4,705	159,970
Invitation Homes, Inc.	12,845	369,422
Iron Mountain, Inc.	8,886	283,019
JBG SMITH Properties	3,754	143,628
Jones Lang LaSalle, Inc.	1,571	210,593
Kilroy Realty Corp.	3,125	243,312
Kimco Realty Corp.	12,804	235,337
Lamar Advertising Co., Class A	2,616	200,516
Liberty Property Trust	4,533	236,260
Life Storage, Inc.	1,392	147,496
Medical Properties Trust, Inc.	13,429	249,645
Mid-America Apartment Communities, Inc.	3,504	443,887
National Health Investors, Inc.	1,354	112,328
National Retail Properties, Inc.	4,935	277,100
Omega Healthcare Investors, Inc.	6,667	271,214
Paramount Group, Inc.	6,431	84,761
Park Hotels & Resorts, Inc.	6,012	141,583
Pebblebrook Hotel Trust	3,883	104,724
Prologis, Inc.	19,391	1,621,475
PS Business Parks, Inc.	640	114,950
Public Storage	4,625	1,224,422
Rayonier, Inc.	4,184	112,131
Realty Income Corp.	9,625	710,421
Regency Centers Corp.	5,163	333,065
Ryman Hospitality Properties, Inc.	1,614	128,571
Sabra Health Care REIT, Inc.	5,719	123,645
SBA Communications Corp.	3,492	916,406
Simon Property Group, Inc.	9,471	1,410,611
SL Green Realty Corp.	2,569	206,085
Spirit Realty Capital, Inc.	2,601	124,692
STORE Capital Corp.	6,268	236,680
Sun Communities, Inc.	2,754	407,041
Sunstone Hotel Investors, Inc.	7,038	92,479
The Howard Hughes Corp. *	1,216	153,544
The Macerich Co.	3,196	91,182
UDR, Inc.	8,658	417,142
Uniti Group, Inc.	5,405	39,943
Ventas, Inc.	11,315	830,408
VEREIT, Inc.	29,394	286,591
VICI Properties, Inc.	12,546	278,019
Vornado Realty Trust	5,359	324,059
Weingarten Realty Investors	3,642	96,477
Welltower, Inc.	12,464	1,116,276
Weyerhaeuser Co.	22,734	598,132
WP Carey, Inc.	5,186	465,703
		33,918,987

26
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Retailing 6.2%
Advance Auto Parts, Inc.	2,231	307,766
Amazon.com, Inc. *	12,692	22,544,673
American Eagle Outfitters, Inc.	5,066	85,210
AutoNation, Inc. *	1,755	83,292
AutoZone, Inc. *	755	831,776
Best Buy Co., Inc.	7,123	453,379
Booking Holdings, Inc. *	1,327	2,609,426
Burlington Stores, Inc. *	2,043	413,687
CarMax, Inc. *	5,122	426,560
Dollar General Corp.	7,919	1,236,077
Dollar Tree, Inc. *	7,312	742,387
eBay, Inc.	25,009	1,007,613
Etsy, Inc. *	3,750	197,963
Expedia Group, Inc.	4,281	556,958
Five Below, Inc. *	1,700	208,879
Foot Locker, Inc.	3,522	127,461
Genuine Parts Co.	4,523	408,382
GrubHub, Inc. *	2,839	168,466
Kohl's Corp.	4,969	234,835
L Brands, Inc.	6,985	115,322
LKQ Corp. *	9,586	251,824
Lowe's Cos., Inc.	24,040	2,697,288
Macy's, Inc.	9,333	137,755
Nordstrom, Inc. (a)	3,232	93,631
O'Reilly Automotive, Inc. *	2,397	919,873
Ollie's Bargain Outlet Holdings, Inc. *	1,628	90,273
Penske Automotive Group, Inc.	1,164	49,796
Pool Corp.	1,199	235,460
Qurate Retail, Inc., Series A *	12,519	134,079
Ross Stores, Inc.	11,312	1,199,185
Target Corp.	15,782	1,689,305
The Gap, Inc.	6,512	102,824
The Home Depot, Inc.	33,767	7,695,837
The TJX Cos., Inc.	37,138	2,041,476
Tiffany & Co.	3,318	281,599
Tractor Supply Co.	3,671	374,001
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,707	405,805
Urban Outfitters, Inc. *	2,010	47,054
Wayfair, Inc., Class A *	1,963	221,309
Williams-Sonoma, Inc.	2,411	158,644
		51,587,130

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	27,188	855,063
Analog Devices, Inc.	11,348	1,246,351
Applied Materials, Inc.	28,697	1,378,030
Broadcom, Inc.	12,148	3,433,511
Cree, Inc. *	3,222	138,320
Cypress Semiconductor Corp.	11,511	264,868
Entegris, Inc.	4,134	177,059
First Solar, Inc. *	2,344	145,492
Intel Corp.	137,397	6,513,992
KLA Corp.	4,958	733,288
Lam Research Corp.	4,596	967,504
Marvell Technology Group Ltd.	18,232	437,021
Maxim Integrated Products, Inc.	8,353	455,573
Microchip Technology, Inc.	7,323	632,194
Micron Technology, Inc. *	33,863	1,532,978
MKS Instruments, Inc.	1,679	131,449
Monolithic Power Systems, Inc.	1,214	182,780
NVIDIA Corp.	18,692	3,131,097
ON Semiconductor Corp. *	12,442	221,468
Qorvo, Inc. *	3,722	265,862
QUALCOMM, Inc.	37,308	2,901,443
Semtech Corp. *	2,123	89,102
Security	Number of Shares	Value ($)
Silicon Laboratories, Inc. *	1,332	145,188
Skyworks Solutions, Inc.	5,330	401,189
Teradyne, Inc.	5,275	279,417
Texas Instruments, Inc.	28,820	3,566,475
Universal Display Corp.	1,295	266,084
Xilinx, Inc.	7,779	809,483
		31,302,281

Software & Services 12.8%
Accenture plc, Class A	19,576	3,879,376
ACI Worldwide, Inc. *	3,497	104,141
Adobe, Inc. *	14,981	4,262,244
Akamai Technologies, Inc. *	4,996	445,293
Alliance Data Systems Corp.	1,214	149,261
Amdocs Ltd.	4,231	273,915
ANSYS, Inc. *	2,562	529,207
Aspen Technology, Inc. *	2,116	281,851
Autodesk, Inc. *	6,744	963,178
Automatic Data Processing, Inc.	13,351	2,267,534
Black Knight, Inc. *	4,453	277,199
Blackbaud, Inc.	1,544	140,458
Booz Allen Hamilton Holding Corp.	4,290	323,938
Broadridge Financial Solutions, Inc.	3,552	459,771
CACI International, Inc., Class A *	747	166,051
Cadence Design Systems, Inc. *	8,601	588,996
CDK Global, Inc.	3,730	160,987
Ceridian HCM Holding, Inc. *	2,418	139,688
Citrix Systems, Inc.	3,801	353,417
Cognizant Technology Solutions Corp., Class A	17,537	1,076,596
Coupa Software, Inc. *	1,685	234,097
DocuSign, Inc. *	696	32,496
Dropbox, Inc., Class A *	6,000	107,400
DXC Technology Co.	8,167	271,308
EPAM Systems, Inc. *	1,592	304,597
Euronet Worldwide, Inc. *	1,617	247,627
Fair Isaac Corp. *	895	315,684
Fidelity National Information Services, Inc.	18,808	2,562,026
FireEye, Inc. *	6,517	87,523
Fiserv, Inc. *	17,473	1,868,563
FleetCor Technologies, Inc. *	2,646	789,566
Fortinet, Inc. *	4,414	349,501
Gartner, Inc. *	2,791	373,073
Genpact Ltd.	4,557	186,655
Global Payments, Inc.	4,781	793,550
GoDaddy, Inc., Class A *	5,391	341,466
Guidewire Software, Inc. *	2,455	236,122
HubSpot, Inc. *	1,176	234,824
International Business Machines Corp.	27,213	3,688,178
Intuit, Inc.	7,956	2,294,192
j2 Global, Inc.	1,418	119,963
Jack Henry & Associates, Inc.	2,387	346,020
Leidos Holdings, Inc.	4,449	388,665
LogMeIn, Inc.	1,539	102,867
Mastercard, Inc., Class A	27,582	7,760,747
MAXIMUS, Inc.	1,933	148,725
Microsoft Corp.	235,193	32,423,707
New Relic, Inc. *	1,455	83,430
Nuance Communications, Inc. *	8,844	148,668
Nutanix, Inc., Class A *	4,558	110,440
Okta, Inc. *	3,210	406,065
Oracle Corp.	74,492	3,878,053
Palo Alto Networks, Inc. *	2,941	598,846
Paychex, Inc.	9,817	802,049
Paycom Software, Inc. *	1,530	382,684
Paylocity Holding Corp. *	1,007	109,985
PayPal Holdings, Inc. *	36,059	3,932,234

27
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Pegasystems, Inc.	1,114	78,147
Proofpoint, Inc. *	1,721	195,523
PTC, Inc. *	3,149	206,165
RealPage, Inc. *	2,220	141,347
RingCentral, Inc., Class A *	2,158	304,559
Sabre Corp.	8,533	201,720
salesforce.com, Inc. *	26,224	4,092,780
Science Applications International Corp.	1,530	134,655
ServiceNow, Inc. *	5,656	1,480,967
Splunk, Inc. *	4,651	520,075
Square, Inc., Class A *	9,695	599,539
SS&C Technologies Holdings, Inc.	6,573	306,368
Symantec Corp.	18,982	441,331
Synopsys, Inc. *	4,628	656,297
Teradata Corp. *	3,616	111,626
The Trade Desk, Inc., Class A *	1,117	274,525
The Western Union Co.	13,312	294,461
Total System Services, Inc.	5,010	672,442
Twilio, Inc., Class A *	3,586	467,865
Tyler Technologies, Inc. *	1,165	298,869
VeriSign, Inc. *	3,229	658,232
Visa, Inc., Class A	53,375	9,651,267
VMware, Inc., Class A	2,371	335,354
WEX, Inc. *	1,327	271,438
Workday, Inc., Class A *	4,965	880,195
Zendesk, Inc. *	3,348	268,510
Zscaler, Inc. *	423	29,077
		107,478,031

Technology Hardware & Equipment 5.4%
Amphenol Corp., Class A	9,176	803,267
Apple, Inc.	134,150	28,002,471
Arista Networks, Inc. *	1,616	366,218
Arrow Electronics, Inc. *	2,574	178,121
Avnet, Inc.	3,176	133,043
CDW Corp.	4,482	517,671
Ciena Corp. *	4,438	181,647
Cisco Systems, Inc.	131,376	6,149,710
Cognex Corp.	5,250	236,670
CommScope Holding Co., Inc. *	6,369	68,403
Corning, Inc.	23,985	667,982
Dell Technologies, Inc., Class C *	4,674	240,851
Dolby Laboratories, Inc., Class A	2,005	123,428
F5 Networks, Inc. *	1,820	234,289
FLIR Systems, Inc.	4,174	205,653
Hewlett Packard Enterprise Co.	41,152	568,721
HP, Inc.	46,210	845,181
IPG Photonics Corp. *	1,054	130,411
Jabil, Inc.	4,299	123,854
Juniper Networks, Inc.	10,490	242,948
Keysight Technologies, Inc. *	5,757	557,623
Littelfuse, Inc.	780	121,735
Lumentum Holdings, Inc. *	2,348	130,924
Motorola Solutions, Inc.	5,044	912,510
National Instruments Corp.	3,506	147,252
NetApp, Inc.	7,612	365,833
Pure Storage, Inc., Class A *	5,242	85,340
Seagate Technology plc	7,711	387,169
SYNNEX Corp.	1,301	109,037
TE Connectivity Ltd.	10,348	943,945
Tech Data Corp. *	1,172	108,680
Trimble, Inc. *	7,769	291,493
Ubiquiti, Inc.	600	66,306
ViaSat, Inc. *	1,746	138,510
Western Digital Corp.	9,007	515,831
Security	Number of Shares	Value ($)
Xerox Holdings Corp. *	6,067	175,882
Zebra Technologies Corp., Class A *	1,640	336,249
		45,414,858

Telecommunication Services 2.0%
AT&T, Inc.	223,940	7,896,124
CenturyLink, Inc.	29,272	333,115
GCI Liberty, Inc., Class A *	2,992	186,222
Intelsat S.A. *	2,036	42,105
Sprint Corp. *	18,114	122,994
T-Mobile US, Inc. *	9,699	757,007
Telephone & Data Systems, Inc.	2,824	71,165
Verizon Communications, Inc.	126,906	7,380,853
Zayo Group Holdings, Inc. *	6,272	211,116
		17,000,701

Transportation 1.9%
Alaska Air Group, Inc.	3,826	228,489
AMERCO	250	87,905
American Airlines Group, Inc.	12,113	318,693
C.H. Robinson Worldwide, Inc.	4,137	349,535
CSX Corp.	23,595	1,581,337
Delta Air Lines, Inc.	18,282	1,057,797
Expeditors International of Washington, Inc.	5,238	372,422
FedEx Corp.	7,371	1,169,114
Genesee & Wyoming, Inc., Class A *	1,746	193,596
J.B. Hunt Transport Services, Inc.	2,687	290,303
JetBlue Airways Corp. *	9,120	157,958
Kansas City Southern	3,044	382,935
Kirby Corp. *	1,623	119,437
Knight-Swift Transportation Holdings, Inc.	3,785	129,220
Landstar System, Inc.	1,243	138,619
Macquarie Infrastructure Corp.	2,329	88,083
Norfolk Southern Corp.	8,153	1,419,030
Old Dominion Freight Line, Inc.	2,002	327,848
Southwest Airlines Co.	14,978	783,649
Spirit Airlines, Inc. *	2,054	77,107
Union Pacific Corp.	21,728	3,519,067
United Airlines Holdings, Inc. *	6,840	576,680
United Parcel Service, Inc., Class B	21,383	2,537,307
XPO Logistics, Inc. *	2,891	204,856
		16,110,987

Utilities 3.4%
AES Corp.	20,341	311,828
ALLETE, Inc.	1,580	135,453
Alliant Energy Corp.	7,310	383,410
Ameren Corp.	7,533	581,171
American Electric Power Co., Inc.	15,198	1,385,298
American Water Works Co., Inc.	5,554	707,135
Aqua America, Inc.	6,634	293,820
Atmos Energy Corp.	3,619	398,922
Avangrid, Inc.	1,746	88,243
Black Hills Corp.	1,709	131,097
CenterPoint Energy, Inc.	15,384	425,983
CMS Energy Corp.	8,761	552,381
Consolidated Edison, Inc.	10,019	890,689
Dominion Energy, Inc.	24,638	1,912,648
DTE Energy Co.	5,615	728,041
Duke Energy Corp.	22,335	2,071,348
Edison International	10,921	789,261
Entergy Corp.	5,836	658,534
Evergy, Inc.	7,514	488,410
Eversource Energy	9,834	787,998
Exelon Corp.	29,791	1,407,923

28
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
FirstEnergy Corp.	15,478	711,988
Hawaiian Electric Industries, Inc.	3,291	146,120
IDACORP, Inc.	1,516	166,472
MDU Resources Group, Inc.	6,198	166,664
National Fuel Gas Co.	2,654	124,048
New Jersey Resources Corp.	2,691	123,086
NextEra Energy, Inc.	14,705	3,221,571
NiSource, Inc.	11,334	334,920
NRG Energy, Inc.	7,757	282,355
OGE Energy Corp.	6,095	261,293
ONE Gas, Inc.	1,610	147,492
Pinnacle West Capital Corp.	3,405	324,531
PNM Resources, Inc.	2,541	129,616
Portland General Electric Co.	2,803	159,463
PPL Corp.	21,958	648,859
Public Service Enterprise Group, Inc.	15,473	935,652
Sempra Energy	8,396	1,189,126
Southwest Gas Holdings, Inc.	1,616	147,428
Spire, Inc.	1,617	137,283
The Southern Co.	31,960	1,861,990
UGI Corp.	6,407	311,829
Vistra Energy Corp.	11,552	288,222
WEC Energy Group, Inc.	9,620	921,307
Xcel Energy, Inc.	15,783	1,013,584
		28,884,492
Total Common Stock
(Cost $774,069,496)		836,734,664

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	639,417	639,417

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	143,525	143,525
Total Other Investment Companies
(Cost $782,942)		782,942

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	9	1,316,160	14,050
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $139,835.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
29
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.6%
Aptiv plc	175,313	14,580,782
Autoliv, Inc.	59,387	4,062,071
BorgWarner, Inc.	138,859	4,530,969
Ford Motor Co.	2,652,473	24,323,177
General Motors Co.	892,410	33,099,487
Harley-Davidson, Inc.	109,891	3,505,523
Lear Corp.	41,718	4,683,263
Tesla, Inc. *	93,308	21,051,218
The Goodyear Tire & Rubber Co.	154,602	1,773,285
Veoneer, Inc. *(a)	76,749	1,125,908
		112,735,683

Banks 5.0%
Bank of America Corp.	5,990,064	164,786,661
BB&T Corp.	518,431	24,703,237
BOK Financial Corp.	20,980	1,597,417
CIT Group, Inc.	65,339	2,782,788
Citigroup, Inc.	1,566,851	100,826,862
Citizens Financial Group, Inc.	310,240	10,467,498
Comerica, Inc.	104,407	6,436,691
Commerce Bancshares, Inc.	65,248	3,723,703
Cullen/Frost Bankers, Inc.	42,090	3,493,891
East West Bancorp, Inc.	97,962	4,029,177
Fifth Third Bancorp	492,037	13,014,379
First Republic Bank	112,099	10,057,522
Huntington Bancshares, Inc.	702,299	9,305,462
JPMorgan Chase & Co.	2,197,204	241,384,831
KeyCorp	686,897	11,402,490
M&T Bank Corp.	92,703	13,554,106
New York Community Bancorp, Inc.	314,022	3,623,814
People's United Financial, Inc.	263,497	3,786,452
Regions Financial Corp.	683,752	9,996,454
Signature Bank	37,355	4,357,461
SunTrust Banks, Inc.	301,102	18,520,784
SVB Financial Group *	35,886	6,984,133
The PNC Financial Services Group, Inc.	305,584	39,398,945
U.S. Bancorp	1,013,788	53,416,490
Wells Fargo & Co.	2,740,159	127,609,205
Zions Bancorp NA	124,001	5,095,201
		894,355,654

Capital Goods 6.6%
3M Co.	390,289	63,117,537
A.O. Smith Corp.	94,751	4,407,817
Acuity Brands, Inc.	27,520	3,451,283
AGCO Corp.	44,513	3,076,739
Allegion plc	64,269	6,187,177
Allison Transmission Holdings, Inc.	82,006	3,643,527
AMETEK, Inc.	153,473	13,187,935
Arconic, Inc.	270,592	6,992,097
Carlisle Cos., Inc.	38,569	5,590,962
Caterpillar, Inc.	387,483	46,110,477
Cummins, Inc.	97,947	14,620,549
Deere & Co.	214,412	33,214,563
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	84,966	4,108,956
Dover Corp.	97,792	9,167,022
Eaton Corp. plc	285,441	23,040,798
Emerson Electric Co.	416,947	24,845,872
Fastenal Co.	385,544	11,805,357
Flowserve Corp.	89,132	3,804,154
Fluor Corp.	92,984	1,643,027
Fortive Corp.	200,465	14,212,968
Fortune Brands Home & Security, Inc.	96,127	4,908,245
General Dynamics Corp.	183,925	35,179,335
General Electric Co.	5,903,601	48,704,708
Graco, Inc.	112,271	5,116,189
GrafTech International Ltd. (a)	39,601	482,736
HD Supply Holdings, Inc. *	115,246	4,484,222
HEICO Corp.	27,880	4,033,400
HEICO Corp., Class A	48,298	5,330,167
Honeywell International, Inc.	492,845	81,132,144
Hubbell, Inc.	37,441	4,910,013
Huntington Ingalls Industries, Inc.	28,451	5,946,259
IDEX Corp.	50,952	8,392,304
Illinois Tool Works, Inc.	202,582	30,358,938
Ingersoll-Rand plc	163,332	19,777,872
Jacobs Engineering Group, Inc.	77,171	6,857,415
Johnson Controls International plc	539,633	23,036,933
L3Harris Technologies, Inc.	149,635	31,634,335
Lennox International, Inc.	24,099	6,115,844
Lincoln Electric Holdings, Inc.	41,906	3,459,759
Lockheed Martin Corp.	166,628	64,003,481
Masco Corp.	198,519	8,085,679
Nordson Corp.	34,982	4,756,153
Northrop Grumman Corp.	115,081	42,334,847
Owens Corning	72,596	4,164,107
PACCAR, Inc.	235,047	15,409,681
Parker-Hannifin Corp.	86,744	14,379,553
Pentair plc	109,063	3,917,543
Quanta Services, Inc.	96,249	3,262,841
Raytheon Co.	188,574	34,946,534
Rockwell Automation, Inc.	80,447	12,291,497
Roper Technologies, Inc.	70,405	25,821,738
Sensata Technologies Holding plc *	108,797	4,958,967
Snap-on, Inc.	37,930	5,639,432
Spirit AeroSystems Holdings, Inc., Class A	69,908	5,634,585
Stanley Black & Decker, Inc.	103,020	13,687,237
Teledyne Technologies, Inc. *	24,373	7,521,264
Textron, Inc.	157,677	7,095,465
The Boeing Co.	354,375	129,024,394
The Middleby Corp. *	38,287	4,198,552
The Toro Co.	71,712	5,163,981
TransDigm Group, Inc.	33,038	17,785,016
Trinity Industries, Inc.	89,641	1,566,028
United Rentals, Inc. *	53,072	5,973,784
United Technologies Corp.	549,703	71,593,319
W.W. Grainger, Inc.	30,564	8,363,839
WABCO Holdings, Inc. *	34,415	4,594,747
Wabtec Corp.	123,133	8,522,035
Xylem, Inc.	121,571	9,313,554
		1,170,099,488

30
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.9%
ADT, Inc. (a)	88,831	422,836
Cintas Corp.	57,481	15,163,488
Copart, Inc. *	136,358	10,280,030
CoStar Group, Inc. *	24,854	15,281,979
Equifax, Inc.	81,500	11,929,970
IAA, Inc. *	91,164	4,453,361
IHS Markit Ltd. *	246,506	16,173,259
KAR Auction Services, Inc.	89,128	2,367,240
ManpowerGroup, Inc.	40,014	3,270,744
Nielsen Holdings plc	242,024	5,024,418
Republic Services, Inc.	146,094	13,038,889
Robert Half International, Inc.	80,104	4,283,161
Rollins, Inc.	100,586	3,300,227
Stericycle, Inc. *	57,672	2,588,896
TransUnion	126,588	10,589,086
Verisk Analytics, Inc.	110,692	17,881,186
Waste Management, Inc.	264,633	31,583,948
		167,632,718

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	100,267	2,645,043
Carter's, Inc.	31,348	2,867,715
D.R. Horton, Inc.	229,587	11,357,669
Garmin Ltd.	81,833	6,675,118
Hanesbrands, Inc.	245,904	3,359,049
Hasbro, Inc.	78,305	8,650,353
Leggett & Platt, Inc.	87,337	3,248,063
Lennar Corp., B Shares	9,022	365,481
Lennar Corp., Class A	195,539	9,972,489
Lululemon Athletica, Inc. *	71,724	13,245,271
Mattel, Inc. *	235,154	2,304,509
Mohawk Industries, Inc. *	41,714	4,959,378
Newell Brands, Inc.	261,577	4,342,178
NIKE, Inc., Class B	851,512	71,952,764
NVR, Inc. *	2,280	8,205,720
Polaris, Inc.	39,621	3,249,714
PulteGroup, Inc.	172,983	5,846,825
PVH Corp.	51,672	3,916,738
Ralph Lauren Corp.	34,733	3,068,313
Tapestry, Inc.	196,599	4,059,769
Toll Brothers, Inc.	89,183	3,227,533
Under Armour, Inc., Class A *	127,078	2,364,922
Under Armour, Inc., Class C *	131,114	2,218,449
VF Corp.	219,768	18,009,988
Whirlpool Corp.	43,243	6,014,669
		206,127,720

Consumer Services 2.2%
Aramark	165,548	6,764,291
Bright Horizons Family Solutions, Inc. *	39,561	6,529,543
Caesars Entertainment Corp. *	395,438	4,551,491
Carnival Corp.	269,828	11,894,018
Chipotle Mexican Grill, Inc. *	16,567	13,890,104
Darden Restaurants, Inc.	83,669	10,122,276
Domino's Pizza, Inc.	28,057	6,364,450
Dunkin' Brands Group, Inc.	56,066	4,622,081
H&R Block, Inc.	136,000	3,293,920
Hilton Worldwide Holdings, Inc.	197,344	18,228,665
Las Vegas Sands Corp.	245,524	13,619,216
Marriott International, Inc., Class A	186,926	23,563,892
McDonald's Corp.	517,024	112,695,721
MGM Resorts International	343,110	9,627,667
Norwegian Cruise Line Holdings Ltd. *	145,556	7,386,967
Royal Caribbean Cruises Ltd.	116,605	12,159,569
Security	Number of Shares	Value ($)
Service Corp. International	123,526	5,719,254
ServiceMaster Global Holdings, Inc. *	92,082	5,252,357
Starbucks Corp.	820,259	79,204,209
Vail Resorts, Inc.	27,466	6,489,667
Wyndham Destinations, Inc.	62,664	2,778,522
Wyndham Hotels & Resorts, Inc.	66,558	3,419,750
Wynn Resorts Ltd.	65,234	7,185,525
Yum! Brands, Inc.	207,257	24,203,473
		399,566,628

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	34,597	2,651,168
AGNC Investment Corp.	362,990	5,397,661
Ally Financial, Inc.	269,706	8,455,283
American Express Co.	463,180	55,752,977
Ameriprise Financial, Inc.	91,070	11,746,209
Annaly Capital Management, Inc.	985,572	8,180,248
AXA Equitable Holdings, Inc.	168,093	3,491,292
Berkshire Hathaway, Inc., Class B *	1,312,085	266,891,210
BlackRock, Inc.	80,650	34,079,464
Capital One Financial Corp.	317,971	27,542,648
Cboe Global Markets, Inc.	75,299	8,972,629
CME Group, Inc.	242,439	52,679,570
Credit Acceptance Corp. *	8,001	3,621,653
Discover Financial Services	218,819	17,498,955
E*TRADE Financial Corp.	165,479	6,907,093
Eaton Vance Corp.	78,958	3,404,669
FactSet Research Systems, Inc.	26,142	7,112,977
Franklin Resources, Inc.	201,705	5,300,807
Intercontinental Exchange, Inc.	381,589	35,670,940
Invesco Ltd.	267,823	4,204,821
Janus Henderson Group plc	110,714	2,115,744
Jefferies Financial Group, Inc.	176,260	3,285,486
KKR & Co., Inc., Class A	367,539	9,497,208
Lazard Ltd., Class A	86,482	2,969,792
MarketAxess Holdings, Inc.	25,441	10,115,850
Moody's Corp.	111,839	24,110,252
Morgan Stanley	865,737	35,919,428
MSCI, Inc.	57,520	13,495,918
Nasdaq, Inc.	78,548	7,842,232
Northern Trust Corp.	147,763	12,992,801
Raymond James Financial, Inc.	85,487	6,711,584
S&P Global, Inc.	166,824	43,405,937
Santander Consumer USA Holdings, Inc.	74,298	1,939,921
SEI Investments Co.	87,965	5,058,867
Starwood Property Trust, Inc.	193,257	4,528,011
State Street Corp.	252,295	12,945,256
Synchrony Financial	430,833	13,808,198
T. Rowe Price Group, Inc.	159,715	17,667,673
TD Ameritrade Holding Corp.	181,236	8,048,691
The Bank of New York Mellon Corp.	595,929	25,064,774
The Charles Schwab Corp. (b)	798,679	30,565,445
The Goldman Sachs Group, Inc.	230,650	47,031,841
Voya Financial, Inc.	97,858	4,826,357
		913,509,540

Energy 4.3%
Antero Midstream Corp. (a)	153,107	1,088,591
Antero Resources Corp. *	144,350	457,590
Apache Corp.	255,241	5,505,548
Baker Hughes a GE Co.	349,214	7,574,452
Cabot Oil & Gas Corp.	286,300	4,901,456
Cheniere Energy, Inc. *	149,001	8,896,850
Chevron Corp.	1,290,016	151,860,684
Cimarex Energy Co.	68,953	2,949,809
Concho Resources, Inc.	136,542	9,988,047

31
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
ConocoPhillips	765,074	39,921,561
Continental Resources, Inc. *	57,690	1,684,548
Core Laboratories N.V.	28,825	1,141,182
Devon Energy Corp.	278,794	6,130,680
Diamondback Energy, Inc.	104,196	10,219,544
EOG Resources, Inc.	393,281	29,177,517
EQT Corp.	173,373	1,763,203
Equitrans Midstream Corp.	139,936	1,887,737
Exxon Mobil Corp.	2,864,851	196,184,997
Halliburton Co.	595,143	11,212,494
Helmerich & Payne, Inc.	75,226	2,827,745
Hess Corp.	173,057	10,893,938
HollyFrontier Corp.	107,586	4,772,515
Kinder Morgan, Inc.	1,318,297	26,721,880
Marathon Oil Corp.	549,792	6,509,537
Marathon Petroleum Corp.	448,650	22,078,067
Murphy Oil Corp.	103,152	1,880,461
National Oilwell Varco, Inc.	259,724	5,306,161
Noble Energy, Inc.	320,777	7,243,145
Occidental Petroleum Corp.	607,171	26,399,795
ONEOK, Inc.	279,557	19,926,823
Parsley Energy, Inc., Class A *	179,285	3,210,994
Phillips 66	283,203	27,932,312
Pioneer Natural Resources Co.	114,684	14,154,299
Schlumberger Ltd.	936,717	30,377,732
Targa Resources Corp.	160,078	5,782,017
TechnipFMC plc	287,528	7,142,196
The Williams Cos., Inc.	821,542	19,388,391
Valero Energy Corp.	283,064	21,309,058
WPX Energy, Inc. *	272,135	2,928,173
		759,331,729

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	297,905	87,810,478
Sysco Corp.	320,323	23,809,609
The Kroger Co.	544,872	12,902,569
US Foods Holding Corp. *	148,235	5,996,106
Walgreens Boots Alliance, Inc.	525,807	26,916,060
Walmart, Inc.	946,871	108,189,480
		265,624,302

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	1,266,666	55,403,971
Archer-Daniels-Midland Co.	380,629	14,482,933
Brown-Forman Corp., Class A	44,129	2,540,507
Brown-Forman Corp., Class B	110,475	6,516,920
Bunge Ltd.	96,880	5,174,361
Campbell Soup Co.	131,706	5,926,770
Conagra Brands, Inc.	326,937	9,271,933
Constellation Brands, Inc., Class A	113,102	23,112,394
General Mills, Inc.	405,356	21,808,153
Hormel Foods Corp.	183,602	7,823,281
Ingredion, Inc.	45,864	3,543,911
Kellogg Co.	168,238	10,565,346
Keurig Dr Pepper, Inc.	124,558	3,397,942
Lamb Weston Holdings, Inc.	99,727	7,019,784
McCormick & Co., Inc. Non-Voting Shares	83,219	13,553,879
Molson Coors Brewing Co., Class B	126,465	6,495,242
Mondelez International, Inc., Class A	975,303	53,856,232
Monster Beverage Corp. *	265,327	15,566,735
PepsiCo, Inc.	948,967	129,752,258
Philip Morris International, Inc.	1,054,111	75,990,862
Pilgrim's Pride Corp. *	36,787	1,146,283
Post Holdings, Inc. *	45,162	4,502,200
The Coca-Cola Co.	2,599,480	143,075,379
Security	Number of Shares	Value ($)
The Hershey Co.	94,509	14,977,786
The J.M. Smucker Co.	77,066	8,104,261
The Kraft Heinz Co.	421,139	10,747,467
Tyson Foods, Inc., Class A	200,148	18,621,770
		672,978,560

Health Care Equipment & Services 6.2%
Abbott Laboratories	1,194,710	101,932,657
ABIOMED, Inc. *	30,874	5,960,843
Align Technology, Inc. *	49,550	9,073,100
AmerisourceBergen Corp.	105,276	8,661,057
Anthem, Inc.	174,186	45,553,123
Baxter International, Inc.	321,201	28,249,628
Becton Dickinson & Co.	182,639	46,375,695
Boston Scientific Corp. *	940,254	40,177,053
Cardinal Health, Inc.	201,854	8,705,963
Centene Corp. *	279,096	13,011,456
Cerner Corp.	219,787	15,145,522
Cigna Corp. *	257,275	39,612,632
CVS Health Corp.	880,017	53,610,636
Danaher Corp.	426,379	60,584,192
DaVita, Inc. *	71,196	4,013,319
DENTSPLY SIRONA, Inc.	159,471	8,316,413
DexCom, Inc. *	61,541	10,561,051
Edwards Lifesciences Corp. *	140,934	31,264,799
Encompass Health Corp.	67,741	4,117,975
HCA Healthcare, Inc.	181,177	21,777,475
Henry Schein, Inc. *	100,685	6,204,210
Hologic, Inc. *	182,871	9,028,341
Humana, Inc.	91,200	25,828,752
IDEXX Laboratories, Inc. *	58,380	16,915,021
Intuitive Surgical, Inc. *	78,254	40,014,400
Laboratory Corp. of America Holdings *	67,017	11,229,369
McKesson Corp.	128,646	17,787,882
Medtronic plc	908,049	97,969,407
Molina Healthcare, Inc. *	41,903	5,459,123
Quest Diagnostics, Inc.	91,500	9,366,855
ResMed, Inc.	97,312	13,555,562
STERIS plc	57,626	8,897,454
Stryker Corp.	209,446	46,216,354
Teleflex, Inc.	31,151	11,336,472
The Cooper Cos., Inc.	33,337	10,326,136
UnitedHealth Group, Inc.	643,616	150,606,144
Universal Health Services, Inc., Class B	56,609	8,184,529
Varian Medical Systems, Inc. *	61,193	6,482,174
Veeva Systems, Inc., Class A *	86,889	13,935,258
WellCare Health Plans, Inc. *	33,915	9,182,147
West Pharmaceutical Services, Inc.	50,055	7,281,000
Zimmer Biomet Holdings, Inc.	139,051	19,355,899
		1,101,867,078

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	165,964	13,240,608
Colgate-Palmolive Co.	581,882	43,146,550
Coty, Inc., Class A	201,899	1,928,135
Herbalife Nutrition Ltd. *	69,209	2,382,866
Kimberly-Clark Corp.	232,511	32,809,627
The Clorox Co.	86,572	13,692,228
The Estee Lauder Cos., Inc., Class A	148,361	29,373,994
The Procter & Gamble Co.	1,698,221	204,177,111
		340,751,119

Insurance 2.7%
Aflac, Inc.	505,100	25,345,918
Alleghany Corp. *	9,840	7,373,210

32
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
American Financial Group, Inc.	47,761	4,822,428
American International Group, Inc.	588,256	30,612,842
Aon plc	162,635	31,689,430
Arch Capital Group Ltd. *	272,105	10,748,148
Arthur J. Gallagher & Co.	125,850	11,415,854
Assurant, Inc.	41,344	5,085,312
Athene Holding Ltd., Class A *	79,685	3,096,559
Axis Capital Holdings Ltd.	57,370	3,521,944
Brighthouse Financial, Inc. *	78,935	2,783,248
Brown & Brown, Inc.	157,892	5,824,636
Chubb Ltd.	310,495	48,524,159
Cincinnati Financial Corp.	102,125	11,488,041
CNA Financial Corp.	19,111	900,701
Erie Indemnity Co., Class A	13,380	2,934,368
Everest Re Group Ltd.	27,415	6,466,650
Fidelity National Financial, Inc.	185,758	8,162,207
Globe Life, Inc. *	68,425	6,107,616
Lincoln National Corp.	137,663	7,279,619
Loews Corp.	181,319	8,716,004
Markel Corp. *	9,416	10,763,241
Marsh & McLennan Cos., Inc.	345,943	34,556,246
MetLife, Inc.	642,085	28,444,366
Old Republic International Corp.	194,227	4,537,143
Principal Financial Group, Inc.	174,678	9,296,363
Prudential Financial, Inc.	275,198	22,040,608
Reinsurance Group of America, Inc.	42,505	6,544,495
RenaissanceRe Holdings Ltd.	29,604	5,345,002
The Allstate Corp.	225,444	23,083,211
The Hartford Financial Services Group, Inc.	245,424	14,303,311
The Progressive Corp.	394,758	29,922,656
The Travelers Cos., Inc.	177,326	26,059,829
Unum Group	141,828	3,603,849
W.R. Berkley Corp.	98,795	7,039,144
Willis Towers Watson plc	87,662	17,354,446
		485,792,804

Materials 2.8%
Air Products & Chemicals, Inc.	149,022	33,667,050
Albemarle Corp.	71,496	4,413,448
Alcoa Corp. *	123,826	2,220,200
Ashland Global Holdings, Inc.	41,843	3,064,581
Avery Dennison Corp.	57,862	6,687,111
Axalta Coating Systems Ltd. *	139,712	4,034,883
Ball Corp.	226,255	18,193,164
Berry Global Group, Inc. *	87,964	3,442,911
Celanese Corp., Series A	86,364	9,791,087
CF Industries Holdings, Inc.	149,678	7,212,983
Corteva, Inc. *	505,647	14,825,570
Crown Holdings, Inc. *	92,708	6,103,895
Dow, Inc. *	508,106	21,660,559
DuPont de Nemours, Inc.	506,386	34,398,801
Eastman Chemical Co.	93,083	6,084,836
Ecolab, Inc.	171,493	35,380,721
FMC Corp.	90,020	7,771,427
Freeport-McMoRan, Inc.	976,050	8,969,899
Huntsman Corp.	140,337	2,795,513
International Flavors & Fragrances, Inc.	69,169	7,591,298
International Paper Co.	267,772	10,469,885
Linde plc	367,903	69,500,556
LyondellBasell Industries N.V., Class A	185,416	14,347,490
Martin Marietta Materials, Inc.	42,278	10,728,888
NewMarket Corp.	5,965	2,831,884
Newmont Goldcorp Corp.	555,838	22,172,378
Nucor Corp.	206,013	10,090,517
Packaging Corp. of America	63,837	6,420,725
PPG Industries, Inc.	160,446	17,775,812
Security	Number of Shares	Value ($)
Reliance Steel & Aluminum Co.	45,767	4,449,925
Royal Gold, Inc.	44,150	5,888,727
RPM International, Inc.	88,751	6,005,780
Sealed Air Corp.	104,613	4,165,690
Sonoco Products Co.	69,135	3,954,522
Steel Dynamics, Inc.	148,693	4,014,711
The Chemours Co.	111,094	1,574,202
The Mosaic Co.	241,138	4,434,528
The Sherwin-Williams Co.	54,932	28,935,431
Vulcan Materials Co.	89,833	12,688,911
W.R. Grace & Co.	46,160	3,125,494
Westlake Chemical Corp.	24,277	1,422,389
Westrock Co.	173,299	5,923,360
		489,231,742

Media & Entertainment 8.1%
Activision Blizzard, Inc.	518,583	26,240,300
Alphabet, Inc., Class A *	202,763	241,395,434
Alphabet, Inc., Class C *	207,532	246,568,769
Altice USA, Inc., Class A *	78,895	2,278,488
CBS Corp., Class B Non-Voting Shares	241,955	10,176,627
Charter Communications, Inc., Class A *	116,465	47,702,899
Comcast Corp., Class A	3,066,835	135,738,117
Discovery, Inc., Class A *	107,034	2,954,139
Discovery, Inc., Class C *	243,208	6,330,704
DISH Network Corp., Class A *	154,177	5,174,180
Electronic Arts, Inc. *	200,325	18,766,446
Facebook, Inc., Class A *	1,626,970	302,079,520
Fox Corp., Class A	243,177	8,066,181
Fox Corp., Class B *	108,142	3,547,058
IAC/InterActiveCorp *	53,103	13,522,148
Liberty Broadband Corp., Class A *	17,475	1,830,506
Liberty Broadband Corp., Class C *	102,760	10,835,015
Liberty Global plc, Class A *	140,563	3,755,843
Liberty Global plc, Class C *	350,099	9,144,586
Liberty Media Corp. - Liberty Formula One, Class A *	18,285	723,903
Liberty Media Corp. - Liberty Formula One, Class C *	135,572	5,658,775
Liberty Media Corp. - Liberty SiriusXM, Class A *	57,486	2,327,608
Liberty Media Corp. - Liberty SiriusXM, Class C *	105,893	4,321,493
Lions Gate Entertainment Corp., Class A	42,781	386,313
Lions Gate Entertainment Corp., Class B	72,648	605,884
Live Nation Entertainment, Inc. *	95,247	6,620,619
Netflix, Inc. *	296,277	87,031,369
News Corp., Class A	265,333	3,648,329
News Corp., Class B	84,827	1,201,150
Omnicom Group, Inc.	148,110	11,265,247
Sirius XM Holdings, Inc.	1,089,866	6,724,473
Snap, Inc., Class A *	511,036	8,089,700
Take-Two Interactive Software, Inc. *	76,533	10,100,060
The Interpublic Group of Cos., Inc.	260,439	5,177,527
The Walt Disney Co.	1,182,057	162,249,144
TripAdvisor, Inc. *	70,713	2,686,387
Twitter, Inc. *	494,404	21,086,331
Viacom, Inc., Class B	245,013	6,120,425
Zillow Group, Inc., Class A *	34,717	1,186,280
Zillow Group, Inc., Class C *	77,824	2,679,480
		1,445,997,457

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	1,000,790	65,791,935
Agilent Technologies, Inc.	212,888	15,138,466
Alexion Pharmaceuticals, Inc. *	151,904	15,305,847

33
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Alkermes plc *	104,554	2,193,543
Allergan plc	208,426	33,289,801
Alnylam Pharmaceuticals, Inc. *	64,972	5,242,591
Amgen, Inc.	412,962	86,152,132
Avantor, Inc. *	149,782	2,621,185
Bio-Rad Laboratories, Inc., Class A *	13,721	4,633,719
Bio-Techne Corp.	25,714	4,926,031
Biogen, Inc. *	131,085	28,805,929
BioMarin Pharmaceutical, Inc. *	122,258	9,176,685
Bluebird Bio, Inc. *	36,892	3,811,313
Bristol-Myers Squibb Co.	1,108,317	53,276,798
Celgene Corp. *	478,117	46,281,726
Elanco Animal Health, Inc. *	251,600	6,546,632
Eli Lilly & Co.	585,394	66,131,960
Exelixis, Inc. *	204,431	4,057,955
Gilead Sciences, Inc.	861,375	54,731,767
Illumina, Inc. *	99,341	27,948,597
Incyte Corp. *	119,939	9,813,409
Ionis Pharmaceuticals, Inc. *	94,714	5,986,872
IQVIA Holdings, Inc. *	107,142	16,623,081
Jazz Pharmaceuticals plc *	38,036	4,874,313
Johnson & Johnson	1,798,143	230,809,635
Merck & Co., Inc.	1,743,879	150,793,217
Mettler-Toledo International, Inc. *	16,796	11,031,445
Mylan N.V. *	348,000	6,775,560
Nektar Therapeutics *	118,589	2,083,609
Neurocrine Biosciences, Inc. *	61,582	6,122,482
PerkinElmer, Inc.	74,679	6,175,953
Perrigo Co., plc	85,803	4,013,864
Pfizer, Inc.	3,760,808	133,696,724
PRA Health Sciences, Inc. *	40,565	4,009,445
Regeneron Pharmaceuticals, Inc. *	53,051	15,387,443
Sage Therapeutics, Inc. *	34,392	5,904,075
Sarepta Therapeutics, Inc. *	46,810	4,219,922
Seattle Genetics, Inc. *	74,022	5,376,958
Syneos Health, Inc. *	42,020	2,207,311
Thermo Fisher Scientific, Inc.	270,635	77,688,483
United Therapeutics Corp. *	28,999	2,394,157
Vertex Pharmaceuticals, Inc. *	173,352	31,206,827
Waters Corp. *	47,006	9,960,101
Zoetis, Inc.	323,592	40,908,501
		1,324,127,999

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	76,344	11,439,385
American Campus Communities, Inc.	93,118	4,328,125
American Homes 4 Rent, Class A	175,808	4,497,169
American Tower Corp.	299,477	68,936,611
Apartment Investment & Management Co., Class A	101,216	5,162,016
AvalonBay Communities, Inc.	94,231	20,029,741
Boston Properties, Inc.	105,299	13,522,498
Brixmor Property Group, Inc.	200,313	3,691,769
Camden Property Trust	65,735	7,115,814
CBRE Group, Inc., Class A *	212,826	11,124,415
Crown Castle International Corp.	281,357	40,844,596
CyrusOne, Inc.	76,536	5,622,335
Digital Realty Trust, Inc.	141,654	17,512,684
Douglas Emmett, Inc.	108,335	4,571,737
Duke Realty Corp.	242,023	8,052,105
Equinix, Inc.	56,962	31,686,821
Equity LifeStyle Properties, Inc.	61,295	8,257,662
Equity Residential	251,284	21,298,832
Essex Property Trust, Inc.	44,522	14,303,138
Extra Space Storage, Inc.	86,625	10,561,320
Federal Realty Investment Trust	50,841	6,569,166
Gaming & Leisure Properties, Inc.	137,296	5,371,020
Security	Number of Shares	Value ($)
HCP, Inc.	323,281	11,221,084
Healthcare Trust of America, Inc., Class A	137,540	3,900,634
Highwoods Properties, Inc.	71,267	3,079,447
Host Hotels & Resorts, Inc.	499,125	8,005,965
Invitation Homes, Inc.	283,144	8,143,221
Iron Mountain, Inc.	194,466	6,193,742
JBG SMITH Properties	79,907	3,057,242
Jones Lang LaSalle, Inc.	34,655	4,645,503
Kilroy Realty Corp.	68,478	5,331,697
Kimco Realty Corp.	286,721	5,269,932
Lamar Advertising Co., Class A	57,221	4,385,990
Liberty Property Trust	99,386	5,179,998
Mid-America Apartment Communities, Inc.	76,668	9,712,302
National Retail Properties, Inc.	110,032	6,178,297
Omega Healthcare Investors, Inc.	143,982	5,857,188
Park Hotels & Resorts, Inc.	138,167	3,253,833
Prologis, Inc.	427,178	35,720,624
Public Storage	101,825	26,957,150
Realty Income Corp.	213,254	15,740,278
Regency Centers Corp.	113,459	7,319,240
SBA Communications Corp.	76,829	20,162,234
Senior Housing Properties Trust	154,670	1,313,148
Simon Property Group, Inc.	209,444	31,194,589
SL Green Realty Corp.	56,983	4,571,176
Sun Communities, Inc.	61,055	9,023,929
The Macerich Co.	69,995	1,996,957
UDR, Inc.	190,532	9,179,832
Ventas, Inc.	250,232	18,364,526
VEREIT, Inc.	652,028	6,357,273
VICI Properties, Inc.	276,801	6,133,910
Vornado Realty Trust	117,732	7,119,254
Welltower, Inc.	273,841	24,525,200
Weyerhaeuser Co.	507,145	13,342,985
WP Carey, Inc.	115,759	10,395,158
		667,332,497

Retailing 6.3%
Advance Auto Parts, Inc.	48,497	6,690,161
Amazon.com, Inc. *	280,048	497,446,462
AutoZone, Inc. *	16,639	18,331,020
Best Buy Co., Inc.	158,092	10,062,556
Booking Holdings, Inc. *	29,341	57,696,436
Burlington Stores, Inc. *	44,684	9,048,063
CarMax, Inc. *	112,251	9,348,263
Dollar General Corp.	175,080	27,328,237
Dollar Tree, Inc. *	160,309	16,276,173
eBay, Inc.	554,561	22,343,263
Expedia Group, Inc.	93,415	12,153,291
Foot Locker, Inc.	74,796	2,706,867
Genuine Parts Co.	98,389	8,883,543
GrubHub, Inc. *	61,866	3,671,128
Kohl's Corp.	109,804	5,189,337
L Brands, Inc.	156,052	2,576,419
LKQ Corp. *	213,800	5,616,526
Lowe's Cos., Inc.	530,448	59,516,266
Macy's, Inc.	210,343	3,104,663
Nordstrom, Inc. (a)	71,866	2,081,958
O'Reilly Automotive, Inc. *	52,926	20,310,882
Qurate Retail, Inc., Series A *	270,458	2,896,605
Ross Stores, Inc.	248,412	26,334,156
Target Corp.	346,807	37,122,221
The Gap, Inc.	143,420	2,264,602
The Home Depot, Inc.	745,073	169,809,587
The TJX Cos., Inc.	821,647	45,165,936
Tiffany & Co.	73,970	6,277,834

34
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Tractor Supply Co.	81,954	8,349,473
Ulta Salon, Cosmetics & Fragrance, Inc. *	37,431	8,898,472
Wayfair, Inc., Class A *	43,171	4,867,099
Williams-Sonoma, Inc.	53,683	3,532,341
		1,115,899,840

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	600,744	18,893,399
Analog Devices, Inc.	249,910	27,447,615
Applied Materials, Inc.	632,938	30,393,683
Broadcom, Inc.	268,249	75,817,897
First Solar, Inc. *	51,735	3,211,191
Intel Corp.	3,032,090	143,751,387
KLA Corp.	109,970	16,264,563
Lam Research Corp.	101,342	21,333,504
Marvell Technology Group Ltd.	400,417	9,597,996
Maxim Integrated Products, Inc.	183,442	10,004,927
Microchip Technology, Inc.	161,049	13,903,360
Micron Technology, Inc. *	750,881	33,992,383
NVIDIA Corp.	412,170	69,042,597
ON Semiconductor Corp. *	283,100	5,039,180
Qorvo, Inc. *	80,310	5,736,543
QUALCOMM, Inc.	823,185	64,019,097
Skyworks Solutions, Inc.	117,843	8,870,043
Teradyne, Inc.	115,597	6,123,173
Texas Instruments, Inc.	635,722	78,670,598
Xilinx, Inc.	171,666	17,863,564
		659,976,700

Software & Services 12.7%
Accenture plc, Class A	432,040	85,617,367
Adobe, Inc. *	330,255	93,960,850
Akamai Technologies, Inc. *	111,614	9,948,156
Alliance Data Systems Corp.	26,775	3,291,986
ANSYS, Inc. *	56,980	11,769,789
Aspen Technology, Inc. *	46,868	6,242,818
Autodesk, Inc. *	148,765	21,246,617
Automatic Data Processing, Inc.	294,707	50,053,037
Black Knight, Inc. *	96,105	5,982,536
Booz Allen Hamilton Holding Corp.	95,482	7,209,846
Broadridge Financial Solutions, Inc.	78,188	10,120,655
Cadence Design Systems, Inc. *	191,103	13,086,733
CDK Global, Inc.	81,355	3,511,282
Citrix Systems, Inc.	84,574	7,863,690
Cognizant Technology Solutions Corp., Class A	385,349	23,656,575
DocuSign, Inc. *	16,527	771,646
DXC Technology Co.	180,110	5,983,254
EPAM Systems, Inc. *	34,950	6,686,983
Fidelity National Information Services, Inc.	415,302	56,572,438
Fiserv, Inc. *	385,949	41,273,386
FleetCor Technologies, Inc. *	58,563	17,475,199
Fortinet, Inc. *	98,994	7,838,345
Gartner, Inc. *	60,499	8,086,901
Global Payments, Inc.	105,619	17,530,642
GoDaddy, Inc., Class A *	118,614	7,513,011
Guidewire Software, Inc. *	55,920	5,378,386
International Business Machines Corp.	600,931	81,444,178
Intuit, Inc.	175,583	50,631,114
Jack Henry & Associates, Inc.	52,232	7,571,551
Leidos Holdings, Inc.	97,182	8,489,819
Mastercard, Inc., Class A	608,458	171,201,827
Microsoft Corp.	5,188,912	715,343,408
Nuance Communications, Inc. *	196,004	3,294,827
Nutanix, Inc., Class A *	100,556	2,436,472
Security	Number of Shares	Value ($)
Oracle Corp.	1,644,051	85,589,295
Palo Alto Networks, Inc. *	64,687	13,171,567
Paychex, Inc.	217,209	17,745,975
Paycom Software, Inc. *	33,103	8,279,722
PayPal Holdings, Inc. *	796,165	86,821,793
PTC, Inc. *	69,932	4,578,448
Sabre Corp.	186,931	4,419,049
salesforce.com, Inc. *	578,571	90,297,576
ServiceNow, Inc. *	125,255	32,796,769
Splunk, Inc. *	101,284	11,325,577
Square, Inc., Class A *	213,701	13,215,270
SS&C Technologies Holdings, Inc.	145,954	6,802,916
Symantec Corp.	418,180	9,722,685
Synopsys, Inc. *	101,944	14,456,679
Teradata Corp. *	77,743	2,399,926
The Western Union Co.	290,115	6,417,344
Total System Services, Inc.	109,948	14,757,221
Tyler Technologies, Inc. *	26,185	6,717,500
VeriSign, Inc. *	71,323	14,539,194
Visa, Inc., Class A	1,177,380	212,893,852
VMware, Inc., Class A	51,140	7,233,242
WEX, Inc. *	29,702	6,075,544
Workday, Inc., Class A *	109,585	19,427,229
		2,258,769,697

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	201,754	17,661,545
Apple, Inc.	2,960,015	617,873,531
Arista Networks, Inc. *	35,730	8,097,133
Arrow Electronics, Inc. *	56,979	3,942,947
Avnet, Inc.	71,500	2,995,135
CDW Corp.	98,708	11,400,774
Cisco Systems, Inc.	2,899,350	135,718,574
Cognex Corp.	116,411	5,247,808
CommScope Holding Co., Inc. *	128,584	1,380,992
Corning, Inc.	529,460	14,745,461
Dell Technologies, Inc., Class C *	100,902	5,199,480
F5 Networks, Inc. *	40,827	5,255,660
FLIR Systems, Inc.	90,589	4,463,320
Hewlett Packard Enterprise Co.	906,627	12,529,585
HP, Inc.	1,022,046	18,693,221
IPG Photonics Corp. *	24,676	3,053,162
Jabil, Inc.	93,921	2,705,864
Juniper Networks, Inc.	230,533	5,339,144
Keysight Technologies, Inc. *	128,134	12,411,059
Motorola Solutions, Inc.	111,830	20,231,165
National Instruments Corp.	74,426	3,125,892
NetApp, Inc.	167,268	8,038,900
Seagate Technology plc	169,399	8,505,524
TE Connectivity Ltd.	228,143	20,811,204
Trimble, Inc. *	169,841	6,372,434
Western Digital Corp.	198,526	11,369,584
Xerox Holdings Corp. *	130,599	3,786,065
Zebra Technologies Corp., Class A *	36,829	7,551,050
		978,506,213

Telecommunication Services 2.1%
AT&T, Inc.	4,940,765	174,211,374
CenturyLink, Inc.	654,426	7,447,368
GCI Liberty, Inc., Class A *	65,160	4,055,558
Sprint Corp. *	393,297	2,670,487
T-Mobile US, Inc. *	214,335	16,728,847
Verizon Communications, Inc.	2,799,796	162,836,135
Zayo Group Holdings, Inc. *	137,854	4,640,166
		372,589,935

35
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Transportation 2.0%
Alaska Air Group, Inc.	83,837	5,006,746
AMERCO	5,277	1,855,499
American Airlines Group, Inc.	267,396	7,035,189
C.H. Robinson Worldwide, Inc.	91,630	7,741,819
CSX Corp.	520,140	34,859,783
Delta Air Lines, Inc.	403,580	23,351,139
Expeditors International of Washington, Inc.	116,469	8,280,946
FedEx Corp.	162,429	25,762,864
Genesee & Wyoming, Inc., Class A *	37,643	4,173,856
J.B. Hunt Transport Services, Inc.	59,505	6,428,920
JetBlue Airways Corp. *	207,881	3,600,499
Kansas City Southern	68,604	8,630,383
Lyft, Inc., Class A *	22,359	1,094,920
Norfolk Southern Corp.	179,952	31,320,646
Old Dominion Freight Line, Inc.	44,182	7,235,244
Southwest Airlines Co.	329,941	17,262,513
Uber Technologies, Inc. *(a)	135,613	4,416,915
Union Pacific Corp.	479,495	77,659,010
United Airlines Holdings, Inc. *	149,167	12,576,270
United Parcel Service, Inc., Class B	472,526	56,069,935
XPO Logistics, Inc. *	61,946	4,389,493
		348,752,589

Utilities 3.4%
AES Corp.	449,722	6,894,238
Alliant Energy Corp.	160,599	8,423,418
Ameren Corp.	166,782	12,867,231
American Electric Power Co., Inc.	333,587	30,406,455
American Water Works Co., Inc.	122,119	15,548,191
Aqua America, Inc.	145,579	6,447,694
Atmos Energy Corp.	79,813	8,797,787
Avangrid, Inc.	37,843	1,912,585
CenterPoint Energy, Inc.	338,061	9,360,909
CMS Energy Corp.	190,689	12,022,941
Consolidated Edison, Inc.	220,995	19,646,456
Dominion Energy, Inc.	544,068	42,235,999
DTE Energy Co.	123,713	16,040,628
Duke Energy Corp.	493,801	45,795,105
Edison International	238,768	17,255,763
Entergy Corp.	128,871	14,541,804
Evergy, Inc.	165,858	10,780,770
Eversource Energy	216,717	17,365,533
Exelon Corp.	657,776	31,086,494
FirstEnergy Corp.	342,299	15,745,754
National Fuel Gas Co.	57,858	2,704,283
NextEra Energy, Inc.	324,689	71,132,866
NiSource, Inc.	250,171	7,392,553
NRG Energy, Inc.	171,122	6,228,841
OGE Energy Corp.	136,035	5,831,820
Pinnacle West Capital Corp.	75,377	7,184,182
PPL Corp.	490,343	14,489,636
Public Service Enterprise Group, Inc.	343,339	20,761,709
Sempra Energy	185,787	26,313,013
The Southern Co.	703,895	41,008,923
UGI Corp.	141,221	6,873,226
Vistra Energy Corp.	254,453	6,348,602
WEC Energy Group, Inc.	213,521	20,448,906
Xcel Energy, Inc.	348,582	22,385,936
		602,280,251
Total Common Stock
(Cost $14,346,497,413)		17,753,837,943

Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	16,952,458	16,952,458

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	7,638,190	7,638,190
Total Other Investment Companies
(Cost $24,590,648)		24,590,648

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	199	29,101,760	252,258
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,403,893.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

36
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.3%
Lear Corp.	33,873	3,802,583
Tesla, Inc. *	75,050	16,932,031
Veoneer, Inc. *(a)	60,390	885,921
		21,620,535

Banks 0.3%
CIT Group, Inc.	52,644	2,242,108
East West Bancorp, Inc.	79,602	3,274,030
First Republic Bank	89,540	8,033,529
Signature Bank	29,876	3,485,035
SVB Financial Group *	28,487	5,544,140
		22,578,842

Capital Goods 6.6%
3M Co.	314,292	50,827,302
A.O. Smith Corp.	77,219	3,592,228
Acuity Brands, Inc.	21,854	2,740,710
Allegion plc	51,112	4,920,552
AMETEK, Inc.	123,922	10,648,617
Carlisle Cos., Inc.	31,146	4,514,924
Deere & Co.	172,507	26,723,059
Dover Corp.	79,319	7,435,363
Fastenal Co.	311,495	9,537,977
Fortive Corp.	160,624	11,388,242
Fortune Brands Home & Security, Inc.	75,867	3,873,769
Graco, Inc.	90,501	4,124,131
HD Supply Holdings, Inc. *	93,224	3,627,346
HEICO Corp.	22,517	3,257,534
HEICO Corp., Class A	38,952	4,298,743
Hubbell, Inc.	29,703	3,895,251
Huntington Ingalls Industries, Inc.	22,487	4,699,783
IDEX Corp.	41,134	6,775,181
L3Harris Technologies, Inc.	120,489	25,472,580
Lennox International, Inc.	19,174	4,865,978
Lockheed Martin Corp.	134,004	51,472,276
Nordson Corp.	27,985	3,804,841
Northrop Grumman Corp.	92,598	34,064,026
Owens Corning	59,046	3,386,879
Quanta Services, Inc.	76,789	2,603,147
Raytheon Co.	151,570	28,088,952
Roper Technologies, Inc.	56,737	20,808,862
Sensata Technologies Holding plc *	87,863	4,004,796
Snap-on, Inc.	29,998	4,460,103
Spirit AeroSystems Holdings, Inc., Class A	56,311	4,538,667
Stanley Black & Decker, Inc.	82,511	10,962,411
Teledyne Technologies, Inc. *	19,638	6,060,090
Textron, Inc.	126,465	5,690,925
The Boeing Co.	285,135	103,814,802
The Middleby Corp. *	30,223	3,314,254
The Toro Co.	58,099	4,183,709
TransDigm Group, Inc.	26,745	14,397,368
Trinity Industries, Inc.	69,648	1,216,751
United Rentals, Inc. *	42,772	4,814,416
W.W. Grainger, Inc.	24,429	6,684,996
Security	Number of Shares	Value ($)
WABCO Holdings, Inc. *	28,023	3,741,351
Wabtec Corp.	99,036	6,854,282
Xylem, Inc.	99,056	7,588,680
		533,775,854

Commercial & Professional Services 1.1%
Cintas Corp.	46,023	12,140,867
Copart, Inc. *	109,837	8,280,612
CoStar Group, Inc. *	19,873	12,219,312
Equifax, Inc.	65,715	9,619,362
IAA, Inc. *	71,769	3,505,916
IHS Markit Ltd. *	198,999	13,056,324
KAR Auction Services, Inc.	72,065	1,914,046
Robert Half International, Inc.	64,653	3,456,996
Rollins, Inc.	80,542	2,642,583
Stericycle, Inc. *	46,890	2,104,892
TransUnion	101,980	8,530,627
Verisk Analytics, Inc.	89,530	14,462,676
		91,934,213

Consumer Durables & Apparel 1.5%
Capri Holdings Ltd. *	81,382	2,146,857
Carter's, Inc.	24,753	2,264,404
D.R. Horton, Inc.	184,569	9,130,628
Lennar Corp., B Shares	8,602	348,467
Lennar Corp., Class A	155,370	7,923,870
Lululemon Athletica, Inc. *	57,674	10,650,658
Mohawk Industries, Inc. *	33,416	3,972,828
Newell Brands, Inc.	211,658	3,513,523
NIKE, Inc., Class B	685,253	57,903,879
NVR, Inc. *	1,842	6,629,358
Polaris, Inc.	31,238	2,562,141
PulteGroup, Inc.	139,293	4,708,103
PVH Corp.	41,014	3,108,861
Toll Brothers, Inc.	72,330	2,617,623
Under Armour, Inc., Class A *	102,354	1,904,808
Under Armour, Inc., Class C *	105,719	1,788,766
		121,174,774

Consumer Services 2.0%
Bright Horizons Family Solutions, Inc. *	31,932	5,270,377
Chipotle Mexican Grill, Inc. *	13,342	11,186,200
Domino's Pizza, Inc.	22,266	5,050,819
Dunkin' Brands Group, Inc.	44,912	3,702,545
Hilton Worldwide Holdings, Inc.	158,388	14,630,300
Marriott International, Inc., Class A	150,371	18,955,768
MGM Resorts International	280,562	7,872,570
Norwegian Cruise Line Holdings Ltd. *	117,178	5,946,783
Royal Caribbean Cruises Ltd.	93,567	9,757,167
ServiceMaster Global Holdings, Inc. *	73,857	4,212,803
Starbucks Corp.	660,150	63,744,084
Vail Resorts, Inc.	21,824	5,156,575
Wyndham Hotels & Resorts, Inc.	53,132	2,729,922
Wynn Resorts Ltd.	52,547	5,788,052
		164,003,965

37
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Diversified Financials 6.2%
Affiliated Managers Group, Inc.	27,751	2,126,559
Ameriprise Financial, Inc.	72,926	9,405,995
Berkshire Hathaway, Inc., Class B *	1,055,850	214,770,449
BlackRock, Inc.	65,011	27,471,048
Cboe Global Markets, Inc.	60,958	7,263,755
CME Group, Inc.	195,202	42,415,443
Credit Acceptance Corp. *	6,502	2,943,130
E*TRADE Financial Corp.	132,891	5,546,870
FactSet Research Systems, Inc.	21,120	5,746,541
Intercontinental Exchange, Inc.	306,975	28,696,023
MarketAxess Holdings, Inc.	20,481	8,143,655
Moody's Corp.	89,752	19,348,736
Morgan Stanley	695,697	28,864,469
MSCI, Inc.	46,471	10,903,491
Raymond James Financial, Inc.	68,947	5,413,029
S&P Global, Inc.	133,944	34,850,889
SEI Investments Co.	69,550	3,999,821
T. Rowe Price Group, Inc.	128,620	14,227,944
TD Ameritrade Holding Corp.	144,168	6,402,501
The Charles Schwab Corp. (b)	645,793	24,714,498
Voya Financial, Inc.	78,618	3,877,440
		507,132,286

Energy 1.3%
Antero Resources Corp. *	118,863	376,796
Cabot Oil & Gas Corp.	230,179	3,940,664
Cheniere Energy, Inc. *	120,761	7,210,639
Cimarex Energy Co.	55,055	2,355,253
Concho Resources, Inc.	109,036	7,975,983
Continental Resources, Inc. *	46,569	1,359,815
Core Laboratories N.V.	24,329	963,185
Diamondback Energy, Inc.	84,421	8,280,012
EOG Resources, Inc.	315,772	23,427,125
EQT Corp.	137,453	1,397,897
Halliburton Co.	476,335	8,974,151
Parsley Energy, Inc., Class A *	144,013	2,579,273
Pioneer Natural Resources Co.	91,730	11,321,317
Schlumberger Ltd.	756,241	24,524,896
		104,687,006

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	239,748	70,668,121
US Foods Holding Corp. *	118,520	4,794,134
Walgreens Boots Alliance, Inc.	422,880	21,647,227
		97,109,482

Food, Beverage & Tobacco 1.0%
Brown-Forman Corp., Class A	33,788	1,945,175
Brown-Forman Corp., Class B	91,002	5,368,208
Constellation Brands, Inc., Class A	90,976	18,590,946
Keurig Dr Pepper, Inc.	98,657	2,691,363
Molson Coors Brewing Co., Class B	102,015	5,239,490
Monster Beverage Corp. *	214,020	12,556,554
Post Holdings, Inc. *	36,157	3,604,491
The Hershey Co.	75,809	12,014,210
The J.M. Smucker Co.	61,930	6,512,559
Tyson Foods, Inc., Class A	160,574	14,939,805
		83,462,801

Health Care Equipment & Services 8.7%
ABIOMED, Inc. *	24,601	4,749,715
Align Technology, Inc. *	39,521	7,236,690
Security	Number of Shares	Value ($)
AmerisourceBergen Corp.	84,391	6,942,848
Anthem, Inc.	140,303	36,692,041
Becton Dickinson & Co.	146,790	37,272,917
Boston Scientific Corp. *	756,861	32,340,671
Centene Corp. *	224,618	10,471,691
Cerner Corp.	177,105	12,204,306
Cigna Corp. *	207,065	31,881,798
Danaher Corp.	343,654	48,829,797
DaVita, Inc. *	57,276	3,228,648
DENTSPLY SIRONA, Inc.	126,941	6,619,973
DexCom, Inc. *	49,538	8,501,216
Edwards Lifesciences Corp. *	113,443	25,166,195
HCA Healthcare, Inc.	145,290	17,463,858
Henry Schein, Inc. *	81,260	5,007,241
Hologic, Inc. *	146,313	7,223,473
Humana, Inc.	73,471	20,807,722
IDEXX Laboratories, Inc. *	46,811	13,563,019
Intuitive Surgical, Inc. *	63,055	32,242,544
Laboratory Corp. of America Holdings *	53,474	8,960,103
McKesson Corp.	103,431	14,301,404
Medtronic plc	730,641	78,828,857
Molina Healthcare, Inc. *	33,919	4,418,967
ResMed, Inc.	77,855	10,845,202
STERIS plc	45,896	7,086,342
Stryker Corp.	169,047	37,301,911
Teleflex, Inc.	25,130	9,145,310
The Cooper Cos., Inc.	26,888	8,328,558
UnitedHealth Group, Inc.	517,957	121,201,938
Universal Health Services, Inc., Class B	45,196	6,534,438
Varian Medical Systems, Inc. *	49,350	5,227,646
Veeva Systems, Inc., Class A *	69,587	11,160,363
WellCare Health Plans, Inc. *	27,402	7,418,817
West Pharmaceutical Services, Inc.	39,920	5,806,763
		705,012,982

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	133,979	10,688,844
Coty, Inc., Class A	163,347	1,559,964
Herbalife Nutrition Ltd. *	55,235	1,901,741
The Clorox Co.	69,486	10,989,906
The Estee Lauder Cos., Inc., Class A	119,301	23,620,405
		48,760,860

Insurance 1.0%
Alleghany Corp. *	7,847	5,879,836
Aon plc	130,902	25,506,255
Arch Capital Group Ltd. *	220,231	8,699,124
Athene Holding Ltd., Class A *	64,188	2,494,346
Everest Re Group Ltd.	22,082	5,208,702
Markel Corp. *	7,553	8,633,683
RenaissanceRe Holdings Ltd.	23,998	4,332,839
W.R. Berkley Corp.	78,302	5,579,017
Willis Towers Watson plc	70,328	13,922,834
		80,256,636

Materials 2.3%
Alcoa Corp. *	101,668	1,822,907
Ashland Global Holdings, Inc.	34,016	2,491,332
Axalta Coating Systems Ltd. *	112,903	3,260,639
Ball Corp.	182,294	14,658,260
Berry Global Group, Inc. *	71,548	2,800,389
Crown Holdings, Inc. *	73,477	4,837,726
Ecolab, Inc.	138,431	28,559,699
FMC Corp.	71,800	6,198,494
International Flavors & Fragrances, Inc.	55,285	6,067,529

38
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Linde plc	295,847	55,888,457
Martin Marietta Materials, Inc.	33,916	8,606,863
NewMarket Corp.	4,691	2,227,052
Packaging Corp. of America	51,652	5,195,158
Royal Gold, Inc.	35,674	4,758,198
Sealed Air Corp.	84,600	3,368,772
The Sherwin-Williams Co.	44,317	23,343,980
Vulcan Materials Co.	72,253	10,205,736
Westlake Chemical Corp.	19,054	1,116,374
		185,407,565

Media & Entertainment 13.7%
Activision Blizzard, Inc.	416,823	21,091,244
Alphabet, Inc., Class A *	163,120	194,199,254
Alphabet, Inc., Class C *	166,954	198,358,047
Altice USA, Inc., Class A *	64,268	1,856,060
Charter Communications, Inc., Class A *	93,823	38,428,963
Comcast Corp., Class A	2,468,358	109,249,525
Discovery, Inc., Class A *	85,356	2,355,826
Discovery, Inc., Class C *	196,632	5,118,331
Electronic Arts, Inc. *	161,409	15,120,795
Facebook, Inc., Class A *	1,308,518	242,952,537
IAC/InterActiveCorp *	42,657	10,862,179
Liberty Broadband Corp., Class A *	14,068	1,473,623
Liberty Broadband Corp., Class C *	83,276	8,780,621
Liberty Global plc, Class A *	111,421	2,977,169
Liberty Global plc, Class C *	284,211	7,423,591
Liberty Media Corp. - Liberty SiriusXM, Class A *	45,530	1,843,510
Liberty Media Corp. - Liberty SiriusXM, Class C *	84,555	3,450,690
Lions Gate Entertainment Corp., Class A	30,095	271,758
Lions Gate Entertainment Corp., Class B	57,413	478,824
Live Nation Entertainment, Inc. *	75,951	5,279,354
Netflix, Inc. *	238,183	69,966,256
Sirius XM Holdings, Inc.	878,687	5,421,499
Take-Two Interactive Software, Inc. *	61,294	8,088,969
The Walt Disney Co.	951,293	130,574,477
TripAdvisor, Inc. *	57,985	2,202,850
Twitter, Inc. *	397,493	16,953,076
Zillow Group, Inc., Class A *	26,935	920,369
Zillow Group, Inc., Class C *	64,637	2,225,452
		1,107,924,849

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Alexion Pharmaceuticals, Inc. *	122,065	12,299,269
Alkermes plc *	84,765	1,778,370
Allergan plc	167,647	26,776,579
Alnylam Pharmaceuticals, Inc. *	51,602	4,163,765
Amgen, Inc.	332,450	69,355,719
Avantor, Inc. *	119,558	2,092,265
Bio-Rad Laboratories, Inc., Class A *	10,798	3,646,593
Bio-Techne Corp.	20,820	3,988,487
Biogen, Inc. *	105,457	23,174,176
BioMarin Pharmaceutical, Inc. *	97,640	7,328,858
Bluebird Bio, Inc. *	29,776	3,076,159
Celgene Corp. *	384,600	37,229,280
Exelixis, Inc. *	165,498	3,285,135
Illumina, Inc. *	79,979	22,501,292
Incyte Corp. *	96,567	7,901,112
Ionis Pharmaceuticals, Inc. *	76,367	4,827,158
IQVIA Holdings, Inc. *	85,839	13,317,921
Jazz Pharmaceuticals plc *	30,912	3,961,373
Mettler-Toledo International, Inc. *	13,608	8,937,598
Mylan N.V. *	280,203	5,455,552
Nektar Therapeutics *	95,175	1,672,225
Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	49,784	4,949,525
PerkinElmer, Inc.	60,323	4,988,712
Perrigo Co., plc	68,468	3,202,933
PRA Health Sciences, Inc. *	31,972	3,160,113
Regeneron Pharmaceuticals, Inc. *	42,801	12,414,430
Sage Therapeutics, Inc. *	27,828	4,777,233
Sarepta Therapeutics, Inc. *	37,796	3,407,309
Seattle Genetics, Inc. *	58,855	4,275,227
Syneos Health, Inc. *	33,524	1,761,016
Thermo Fisher Scientific, Inc.	218,197	62,635,631
United Therapeutics Corp. *	23,844	1,968,561
Vertex Pharmaceuticals, Inc. *	139,907	25,186,058
Waters Corp. *	37,829	8,015,587
Zoetis, Inc.	261,091	33,007,124
		440,518,345

Real Estate 4.0%
Alexandria Real Estate Equities, Inc.	61,382	9,197,479
American Homes 4 Rent, Class A	140,538	3,594,962
American Tower Corp.	240,958	55,466,122
Apartment Investment & Management Co., Class A	80,727	4,117,077
AvalonBay Communities, Inc.	75,892	16,131,603
Boston Properties, Inc.	84,096	10,799,608
CBRE Group, Inc., Class A *	170,597	8,917,105
Crown Castle International Corp.	226,834	32,929,492
CyrusOne, Inc.	61,579	4,523,593
Digital Realty Trust, Inc.	113,385	14,017,788
Duke Realty Corp.	195,498	6,504,218
Equinix, Inc.	45,878	25,521,014
Equity LifeStyle Properties, Inc.	48,885	6,585,787
Essex Property Trust, Inc.	35,729	11,478,299
Extra Space Storage, Inc.	69,772	8,506,602
Federal Realty Investment Trust	40,806	5,272,543
Invitation Homes, Inc.	228,527	6,572,436
JBG SMITH Properties	66,030	2,526,308
Jones Lang LaSalle, Inc.	28,068	3,762,515
Kilroy Realty Corp.	54,860	4,271,400
Mid-America Apartment Communities, Inc.	62,023	7,857,074
Public Storage	81,682	21,624,493
SBA Communications Corp.	61,897	16,243,630
Simon Property Group, Inc.	168,127	25,040,835
Sun Communities, Inc.	49,071	7,252,694
UDR, Inc.	153,254	7,383,778
		326,098,455

Retailing 10.3%
Advance Auto Parts, Inc.	38,843	5,358,392
Amazon.com, Inc. *	225,270	400,144,848
AutoZone, Inc. *	13,376	14,736,205
Booking Holdings, Inc. *	23,621	46,448,571
Burlington Stores, Inc. *	36,092	7,308,269
CarMax, Inc. *	90,483	7,535,424
Dollar General Corp.	140,551	21,938,606
Dollar Tree, Inc. *	129,246	13,122,346
eBay, Inc.	447,999	18,049,880
Expedia Group, Inc.	75,324	9,799,652
GrubHub, Inc. *	49,711	2,949,851
LKQ Corp. *	170,254	4,472,573
Lowe's Cos., Inc.	426,874	47,895,263
O'Reilly Automotive, Inc. *	42,556	16,331,291
Qurate Retail, Inc., Series A *	218,302	2,338,014
Ross Stores, Inc.	199,913	21,192,777
The Home Depot, Inc.	599,568	136,647,543
The TJX Cos., Inc.	661,812	36,379,806
Tiffany & Co.	58,921	5,000,625

39
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Tractor Supply Co.	65,787	6,702,380
Ulta Salon, Cosmetics & Fragrance, Inc. *	30,206	7,180,872
Wayfair, Inc., Class A *	34,877	3,932,033
		835,465,221

Semiconductors & Semiconductor Equipment 2.2%
Broadcom, Inc.	215,792	60,991,451
First Solar, Inc. *	40,896	2,538,415
Lam Research Corp.	81,548	17,166,669
Micron Technology, Inc. *	602,176	27,260,508
NVIDIA Corp.	332,052	55,622,030
ON Semiconductor Corp. *	225,430	4,012,654
Qorvo, Inc. *	66,009	4,715,023
Skyworks Solutions, Inc.	93,813	7,061,304
		179,368,054

Software & Services 20.1%
Accenture plc, Class A	347,558	68,875,569
Adobe, Inc. *	266,113	75,711,810
Akamai Technologies, Inc. *	89,469	7,974,372
Alliance Data Systems Corp.	21,567	2,651,663
ANSYS, Inc. *	45,681	9,435,867
Aspen Technology, Inc. *	37,618	5,010,718
Autodesk, Inc. *	119,474	17,063,277
Automatic Data Processing, Inc.	236,867	40,229,491
Black Knight, Inc. *	77,629	4,832,405
Broadridge Financial Solutions, Inc.	63,145	8,173,489
Cadence Design Systems, Inc. *	152,940	10,473,331
CDK Global, Inc.	66,253	2,859,479
Citrix Systems, Inc.	67,997	6,322,361
Cognizant Technology Solutions Corp., Class A	309,739	19,014,877
DocuSign, Inc. *	12,968	605,476
EPAM Systems, Inc. *	28,203	5,396,080
Fidelity National Information Services, Inc.	333,508	45,430,460
Fiserv, Inc. *	310,449	33,199,416
FleetCor Technologies, Inc. *	46,893	13,992,871
Fortinet, Inc. *	78,864	6,244,452
Gartner, Inc. *	48,980	6,547,157
Global Payments, Inc.	85,240	14,148,135
GoDaddy, Inc., Class A *	95,538	6,051,377
Guidewire Software, Inc. *	44,211	4,252,214
Intuit, Inc.	141,474	40,795,443
Jack Henry & Associates, Inc.	41,926	6,077,593
Mastercard, Inc., Class A	489,700	137,786,889
Microsoft Corp.	4,174,149	575,448,181
Nuance Communications, Inc. *	157,645	2,650,012
Nutanix, Inc., Class A *	81,196	1,967,379
Palo Alto Networks, Inc. *	52,232	10,635,480
Paycom Software, Inc. *	26,693	6,676,453
PayPal Holdings, Inc. *	640,389	69,834,420
PTC, Inc. *	56,407	3,692,966
salesforce.com, Inc. *	465,824	72,701,152
ServiceNow, Inc. *	100,924	26,425,940
Splunk, Inc. *	81,716	9,137,483
Square, Inc., Class A *	172,074	10,641,056
SS&C Technologies Holdings, Inc.	118,341	5,515,874
Synopsys, Inc. *	81,553	11,565,031
Total System Services, Inc.	88,966	11,941,016
Tyler Technologies, Inc. *	20,811	5,338,854
VeriSign, Inc. *	57,056	11,630,866
Visa, Inc., Class A	947,356	171,300,912
VMware, Inc., Class A	41,518	5,872,306
Security	Number of Shares	Value ($)
WEX, Inc. *	23,383	4,782,993
Workday, Inc., Class A *	88,144	15,626,168
		1,632,540,814

Technology Hardware & Equipment 6.8%
Amphenol Corp., Class A	162,425	14,218,685
Apple, Inc.	2,381,016	497,013,280
Arista Networks, Inc. *	28,713	6,506,940
CDW Corp.	79,493	9,181,442
Cognex Corp.	93,716	4,224,717
CommScope Holding Co., Inc. *	103,830	1,115,134
Dell Technologies, Inc., Class C *	81,232	4,185,885
F5 Networks, Inc. *	32,534	4,188,102
IPG Photonics Corp. *	19,491	2,411,621
Trimble, Inc. *	136,819	5,133,449
Zebra Technologies Corp., Class A *	29,316	6,010,659
		554,189,914

Telecommunication Services 0.3%
GCI Liberty, Inc., Class A *	52,238	3,251,293
Sprint Corp. *	314,188	2,133,337
T-Mobile US, Inc. *	171,799	13,408,912
Zayo Group Holdings, Inc. *	110,609	3,723,099
		22,516,641

Transportation 2.1%
Alaska Air Group, Inc.	68,089	4,066,275
AMERCO	4,197	1,475,749
FedEx Corp.	130,451	20,690,833
Genesee & Wyoming, Inc., Class A *	31,009	3,438,278
J.B. Hunt Transport Services, Inc.	47,114	5,090,197
JetBlue Airways Corp. *	163,840	2,837,709
Kansas City Southern	54,729	6,884,908
Lyft, Inc., Class A *	18,160	889,295
Norfolk Southern Corp.	145,159	25,264,924
Old Dominion Freight Line, Inc.	35,153	5,756,655
Southwest Airlines Co.	265,841	13,908,801
Uber Technologies, Inc. *(a)	109,128	3,554,299
Union Pacific Corp.	385,732	62,473,155
United Airlines Holdings, Inc. *	120,415	10,152,189
XPO Logistics, Inc. *	49,949	3,539,386
		170,022,653

Utilities 0.8%
NextEra Energy, Inc.	260,717	57,117,880
NRG Energy, Inc.	137,829	5,016,976
		62,134,856
Total Common Stock
(Cost $5,989,007,279)		8,097,697,603

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	1,439,573	1,439,573

40
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	3,400,683	3,400,683
Total Other Investment Companies
(Cost $4,840,256)		4,840,256

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 09/20/19	110	8,838,500	79,012
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,303,190.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
41
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Aptiv plc	135,253	11,248,992
Autoliv, Inc.	45,640	3,121,776
BorgWarner, Inc.	108,075	3,526,487
Ford Motor Co.	2,059,220	18,883,047
General Motors Co.	692,884	25,699,068
Harley-Davidson, Inc.	83,127	2,651,751
The Goodyear Tire & Rubber Co.	123,608	1,417,784
		66,548,905

Banks 11.2%
Bank of America Corp.	4,643,781	127,750,415
BB&T Corp.	402,408	19,174,741
BOK Financial Corp.	16,650	1,267,731
Citigroup, Inc.	1,214,451	78,149,922
Citizens Financial Group, Inc.	240,508	8,114,740
Comerica, Inc.	80,953	4,990,752
Commerce Bancshares, Inc.	51,191	2,921,470
Cullen/Frost Bankers, Inc.	33,262	2,761,079
Fifth Third Bancorp	381,314	10,085,755
Huntington Bancshares, Inc.	550,214	7,290,336
JPMorgan Chase & Co.	1,703,602	187,157,716
KeyCorp	529,582	8,791,061
M&T Bank Corp.	71,695	10,482,526
New York Community Bancorp, Inc.	243,545	2,810,509
People's United Financial, Inc.	207,395	2,980,266
Regions Financial Corp.	531,959	7,777,241
SunTrust Banks, Inc.	232,705	14,313,685
The PNC Financial Services Group, Inc.	237,085	30,567,369
U.S. Bancorp	785,940	41,411,179
Wells Fargo & Co.	2,124,197	98,923,854
Zions Bancorp NA	95,927	3,941,640
		671,663,987

Capital Goods 6.6%
AGCO Corp.	34,100	2,356,992
Allison Transmission Holdings, Inc.	62,976	2,798,024
Arconic, Inc.	209,683	5,418,209
Caterpillar, Inc.	300,341	35,740,579
Cummins, Inc.	76,053	11,352,431
Donaldson Co., Inc.	67,261	3,252,742
Eaton Corp. plc	222,348	17,947,930
Emerson Electric Co.	322,963	19,245,365
Flowserve Corp.	68,994	2,944,664
Fluor Corp.	72,761	1,285,687
General Dynamics Corp.	142,593	27,273,763
General Electric Co.	4,579,612	37,781,799
GrafTech International Ltd. (a)	31,798	387,618
Honeywell International, Inc.	382,156	62,910,521
Illinois Tool Works, Inc.	157,404	23,588,563
Ingersoll-Rand plc	126,602	15,330,236
Jacobs Engineering Group, Inc.	60,259	5,354,615
Johnson Controls International plc	418,059	17,846,939
Lincoln Electric Holdings, Inc.	32,919	2,717,793
Masco Corp.	154,494	6,292,541
Security	Number of Shares	Value ($)
PACCAR, Inc.	181,954	11,928,904
Parker-Hannifin Corp.	67,286	11,154,000
Pentair plc	82,790	2,973,817
Rockwell Automation, Inc.	62,102	9,488,564
United Technologies Corp.	425,934	55,473,644
		392,845,940

Commercial & Professional Services 0.7%
ADT, Inc. (a)	62,784	298,852
ManpowerGroup, Inc.	31,306	2,558,952
Nielsen Holdings plc	186,448	3,870,660
Republic Services, Inc.	112,971	10,082,662
Waste Management, Inc.	205,148	24,484,414
		41,295,540

Consumer Durables & Apparel 0.7%
Garmin Ltd.	63,434	5,174,311
Hanesbrands, Inc.	191,319	2,613,418
Hasbro, Inc.	60,708	6,706,413
Leggett & Platt, Inc.	68,801	2,558,709
Mattel, Inc. *	183,759	1,800,838
Ralph Lauren Corp.	27,405	2,420,958
Tapestry, Inc.	152,417	3,147,411
VF Corp.	170,891	14,004,517
Whirlpool Corp.	33,375	4,642,129
		43,068,704

Consumer Services 2.5%
Aramark	129,113	5,275,557
Caesars Entertainment Corp. *	306,806	3,531,337
Carnival Corp.	209,942	9,254,243
Darden Restaurants, Inc.	64,579	7,812,767
H&R Block, Inc.	107,510	2,603,892
Las Vegas Sands Corp.	190,468	10,565,260
McDonald's Corp.	400,949	87,394,854
Service Corp. International	96,079	4,448,458
Wyndham Destinations, Inc.	49,128	2,178,336
Yum! Brands, Inc.	160,802	18,778,458
		151,843,162

Diversified Financials 3.7%
AGNC Investment Corp.	282,279	4,197,489
Ally Financial, Inc.	208,577	6,538,889
American Express Co.	359,589	43,283,728
Annaly Capital Management, Inc.	763,861	6,340,046
AXA Equitable Holdings, Inc.	132,379	2,749,512
Capital One Financial Corp.	246,707	21,369,760
Discover Financial Services	169,735	13,573,708
Eaton Vance Corp.	59,967	2,585,777
Franklin Resources, Inc.	154,936	4,071,718
Invesco Ltd.	209,841	3,294,504
Janus Henderson Group plc	85,875	1,641,071
Jefferies Financial Group, Inc.	133,317	2,485,029
KKR & Co., Inc., Class A	285,179	7,369,025
Lazard Ltd., Class A	68,701	2,359,192
Nasdaq, Inc.	61,020	6,092,237

42
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Northern Trust Corp.	114,394	10,058,664
Santander Consumer USA Holdings, Inc.	59,532	1,554,381
Starwood Property Trust, Inc.	146,945	3,442,921
State Street Corp.	195,729	10,042,855
Synchrony Financial	332,435	10,654,542
The Bank of New York Mellon Corp.	462,928	19,470,752
The Goldman Sachs Group, Inc.	178,656	36,429,745
		219,605,545

Energy 8.2%
Antero Midstream Corp. (a)	119,339	848,500
Apache Corp.	196,600	4,240,662
Baker Hughes a GE Co.	271,392	5,886,492
Chevron Corp.	1,000,270	117,751,784
ConocoPhillips	593,507	30,969,195
Devon Energy Corp.	217,709	4,787,421
Equitrans Midstream Corp.	106,309	1,434,108
Exxon Mobil Corp.	2,221,775	152,147,152
Helmerich & Payne, Inc.	57,930	2,177,589
Hess Corp.	134,100	8,441,595
HollyFrontier Corp.	82,338	3,652,514
Kinder Morgan, Inc.	1,023,057	20,737,365
Marathon Oil Corp.	427,671	5,063,625
Marathon Petroleum Corp.	347,518	17,101,361
Murphy Oil Corp.	84,755	1,545,084
National Oilwell Varco, Inc.	202,349	4,133,990
Noble Energy, Inc.	251,106	5,669,973
Occidental Petroleum Corp.	470,481	20,456,514
ONEOK, Inc.	216,511	15,432,904
Phillips 66	219,474	21,646,721
Targa Resources Corp.	121,958	4,405,123
TechnipFMC plc	221,215	5,494,981
The Williams Cos., Inc.	635,596	15,000,066
Valero Energy Corp.	218,828	16,473,372
WPX Energy, Inc. *	210,326	2,263,108
		487,761,199

Food & Staples Retailing 1.9%
Sysco Corp.	248,467	18,468,552
The Kroger Co.	423,057	10,017,990
Walmart, Inc.	734,552	83,929,911
		112,416,453

Food, Beverage & Tobacco 7.4%
Altria Group, Inc.	982,538	42,976,212
Archer-Daniels-Midland Co.	293,986	11,186,167
Bunge Ltd.	74,185	3,962,221
Campbell Soup Co.	101,067	4,548,015
Conagra Brands, Inc.	255,801	7,254,516
General Mills, Inc.	314,695	16,930,591
Hormel Foods Corp.	142,794	6,084,452
Ingredion, Inc.	34,802	2,689,151
Kellogg Co.	130,609	8,202,245
Lamb Weston Holdings, Inc.	76,986	5,419,045
McCormick & Co., Inc. Non-Voting Shares	64,202	10,456,580
Mondelez International, Inc., Class A	756,527	41,775,421
PepsiCo, Inc.	736,107	100,647,910
Philip Morris International, Inc.	817,010	58,898,251
Pilgrim's Pride Corp. *	27,116	844,935
The Coca-Cola Co.	2,016,223	110,972,914
The Kraft Heinz Co.	326,245	8,325,772
		441,174,398

Security	Number of Shares	Value ($)
Health Care Equipment & Services 2.9%
Abbott Laboratories	926,262	79,028,674
Baxter International, Inc.	249,188	21,916,085
Cardinal Health, Inc.	156,802	6,762,870
CVS Health Corp.	682,103	41,553,715
Encompass Health Corp.	52,106	3,167,524
Quest Diagnostics, Inc.	70,455	7,212,478
Zimmer Biomet Holdings, Inc.	107,677	14,988,638
		174,629,984

Household & Personal Products 3.6%
Colgate-Palmolive Co.	450,842	33,429,934
Kimberly-Clark Corp.	180,537	25,475,576
The Procter & Gamble Co.	1,317,232	158,370,804
		217,276,314

Insurance 5.0%
Aflac, Inc.	391,611	19,651,040
American Financial Group, Inc.	37,087	3,744,674
American International Group, Inc.	456,804	23,772,080
Arthur J. Gallagher & Co.	97,013	8,800,049
Assurant, Inc.	32,388	3,983,724
Axis Capital Holdings Ltd.	43,937	2,697,292
Brighthouse Financial, Inc. *	60,367	2,128,540
Brown & Brown, Inc.	123,268	4,547,356
Chubb Ltd.	240,460	37,579,089
Cincinnati Financial Corp.	79,716	8,967,253
CNA Financial Corp.	14,104	664,722
Erie Indemnity Co., Class A	10,372	2,274,683
Fidelity National Financial, Inc.	144,106	6,332,018
Globe Life, Inc. *	53,150	4,744,169
Lincoln National Corp.	106,303	5,621,303
Loews Corp.	140,789	6,767,727
Marsh & McLennan Cos., Inc.	268,547	26,825,160
MetLife, Inc.	499,230	22,115,889
Old Republic International Corp.	149,531	3,493,044
Principal Financial Group, Inc.	135,713	7,222,646
Prudential Financial, Inc.	212,879	17,049,479
Reinsurance Group of America, Inc.	32,944	5,072,388
The Allstate Corp.	174,700	17,887,533
The Hartford Financial Services Group, Inc.	190,063	11,076,872
The Progressive Corp.	306,700	23,247,860
The Travelers Cos., Inc.	137,574	20,217,875
Unum Group	111,697	2,838,221
		299,322,686

Materials 3.4%
Air Products & Chemicals, Inc.	115,584	26,112,737
Albemarle Corp.	55,492	3,425,521
Avery Dennison Corp.	44,402	5,131,539
Celanese Corp., Series A	66,474	7,536,157
CF Industries Holdings, Inc.	116,034	5,591,678
Corteva, Inc. *	392,779	11,516,280
Dow, Inc. *	393,592	16,778,827
DuPont de Nemours, Inc.	393,258	26,714,016
Eastman Chemical Co.	72,902	4,765,604
Freeport-McMoRan, Inc.	760,841	6,992,129
Huntsman Corp.	109,359	2,178,431
International Paper Co.	208,536	8,153,758
LyondellBasell Industries N.V., Class A	144,198	11,158,041
Newmont Goldcorp Corp.	430,767	17,183,296
Nucor Corp.	159,768	7,825,437
PPG Industries, Inc.	123,802	13,716,023
Reliance Steel & Aluminum Co.	35,416	3,443,498

43
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
RPM International, Inc.	69,092	4,675,456
Sonoco Products Co.	52,443	2,999,740
Steel Dynamics, Inc.	116,733	3,151,791
The Chemours Co.	86,665	1,228,043
The Mosaic Co.	186,037	3,421,220
W.R. Grace & Co.	35,418	2,398,153
Westrock Co.	134,760	4,606,097
		200,703,472

Media & Entertainment 0.9%
CBS Corp., Class B Non-Voting Shares	187,275	7,876,786
DISH Network Corp., Class A *	120,809	4,054,350
Fox Corp., Class A	186,465	6,185,044
Fox Corp., Class B *	84,615	2,775,372
Liberty Media Corp. - Liberty Formula One, Class A *	13,478	533,594
Liberty Media Corp. - Liberty Formula One, Class C *	106,839	4,459,460
News Corp., Class A	203,520	2,798,400
News Corp., Class B	63,692	901,879
Omnicom Group, Inc.	115,538	8,787,820
Snap, Inc., Class A *	396,990	6,284,352
The Interpublic Group of Cos., Inc.	202,379	4,023,295
Viacom, Inc., Class B	190,094	4,748,548
		53,428,900

Pharmaceuticals, Biotechnology & Life Sciences 10.1%
AbbVie, Inc.	776,294	51,033,568
Agilent Technologies, Inc.	165,937	11,799,780
Bristol-Myers Squibb Co.	858,924	41,288,477
Elanco Animal Health, Inc. *	196,271	5,106,971
Eli Lilly & Co.	453,675	51,251,665
Gilead Sciences, Inc.	667,695	42,425,340
Johnson & Johnson	1,394,246	178,965,417
Merck & Co., Inc.	1,351,966	116,904,500
Pfizer, Inc.	2,915,390	103,642,114
		602,417,832

Real Estate 3.4%
American Campus Communities, Inc.	72,021	3,347,536
Brixmor Property Group, Inc.	156,389	2,882,249
Camden Property Trust	50,867	5,506,353
Douglas Emmett, Inc.	84,785	3,577,927
Equity Residential	194,662	16,499,551
Gaming & Leisure Properties, Inc.	106,240	4,156,109
HCP, Inc.	250,609	8,698,638
Healthcare Trust of America, Inc., Class A	108,254	3,070,083
Highwoods Properties, Inc.	54,832	2,369,291
Host Hotels & Resorts, Inc.	387,674	6,218,291
Iron Mountain, Inc.	150,509	4,793,712
Kimco Realty Corp.	221,334	4,068,119
Lamar Advertising Co., Class A	44,856	3,438,212
Liberty Property Trust	78,176	4,074,533
National Retail Properties, Inc.	85,320	4,790,718
Omega Healthcare Investors, Inc.	112,506	4,576,744
Park Hotels & Resorts, Inc.	105,673	2,488,599
Prologis, Inc.	330,700	27,653,134
Realty Income Corp.	165,570	12,220,722
Regency Centers Corp.	87,850	5,667,204
Senior Housing Properties Trust	126,994	1,078,179
SL Green Realty Corp.	44,193	3,545,162
The Macerich Co.	55,062	1,570,919
Ventas, Inc.	194,225	14,254,173
VEREIT, Inc.	510,562	4,977,980
VICI Properties, Inc.	216,076	4,788,244
Security	Number of Shares	Value ($)
Vornado Realty Trust	91,397	5,526,777
Welltower, Inc.	212,724	19,051,561
Weyerhaeuser Co.	391,387	10,297,392
WP Carey, Inc.	89,382	8,026,504
		203,214,616

Retailing 1.0%
Best Buy Co., Inc.	121,934	7,761,099
Foot Locker, Inc.	58,669	2,123,231
Genuine Parts Co.	76,768	6,931,383
Kohl's Corp.	85,038	4,018,896
L Brands, Inc.	119,631	1,975,108
Macy's, Inc.	161,867	2,389,157
Nordstrom, Inc. (a)	55,657	1,612,383
Target Corp.	269,057	28,799,861
The Gap, Inc.	112,192	1,771,512
Williams-Sonoma, Inc.	41,593	2,736,819
		60,119,449

Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	466,331	14,666,110
Analog Devices, Inc.	194,146	21,323,055
Applied Materials, Inc.	491,582	23,605,768
Intel Corp.	2,351,000	111,460,910
KLA Corp.	85,012	12,573,275
Marvell Technology Group Ltd.	311,014	7,455,005
Maxim Integrated Products, Inc.	143,148	7,807,292
Microchip Technology, Inc.	124,776	10,771,912
QUALCOMM, Inc.	638,383	49,647,046
Teradyne, Inc.	90,355	4,786,104
Texas Instruments, Inc.	492,648	60,965,190
Xilinx, Inc.	133,182	13,858,919
		338,920,586

Software & Services 3.0%
Booz Allen Hamilton Holding Corp.	73,449	5,546,134
DXC Technology Co.	141,582	4,703,354
International Business Machines Corp.	465,580	63,100,057
Leidos Holdings, Inc.	75,700	6,613,152
Oracle Corp.	1,274,191	66,334,384
Paychex, Inc.	168,223	13,743,819
Sabre Corp.	143,386	3,389,645
Symantec Corp.	324,437	7,543,160
Teradata Corp. *	62,225	1,920,886
The Western Union Co.	226,909	5,019,227
		177,913,818

Technology Hardware & Equipment 3.7%
Arrow Electronics, Inc. *	44,154	3,055,457
Avnet, Inc.	56,494	2,366,534
Cisco Systems, Inc.	2,247,994	105,228,599
Corning, Inc.	411,446	11,458,771
FLIR Systems, Inc.	71,373	3,516,548
Hewlett Packard Enterprise Co.	702,440	9,707,721
HP, Inc.	789,933	14,447,874
Jabil, Inc.	73,269	2,110,880
Juniper Networks, Inc.	181,024	4,192,516
Keysight Technologies, Inc. *	98,646	9,554,851
Motorola Solutions, Inc.	86,625	15,671,329
National Instruments Corp.	58,429	2,454,018
NetApp, Inc.	130,084	6,251,837
Seagate Technology plc	132,167	6,636,105
TE Connectivity Ltd.	177,077	16,152,964

44
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Western Digital Corp.	153,605	8,796,958
Xerox Holdings Corp. *	102,594	2,974,200
		224,577,162

Telecommunication Services 4.5%
AT&T, Inc.	3,832,669	135,139,909
CenturyLink, Inc.	503,354	5,728,169
Verizon Communications, Inc.	2,171,881	126,316,599
		267,184,677

Transportation 1.8%
American Airlines Group, Inc.	207,710	5,464,850
C.H. Robinson Worldwide, Inc.	71,706	6,058,440
CSX Corp.	403,709	27,056,577
Delta Air Lines, Inc.	313,053	18,113,246
Expeditors International of Washington, Inc.	90,418	6,428,720
United Parcel Service, Inc., Class B	366,236	43,457,564
		106,579,397

Utilities 6.8%
AES Corp.	349,677	5,360,548
Alliant Energy Corp.	123,839	6,495,356
Ameren Corp.	128,824	9,938,772
American Electric Power Co., Inc.	259,116	23,618,423
American Water Works Co., Inc.	94,794	12,069,172
Aqua America, Inc.	113,178	5,012,654
Atmos Energy Corp.	61,596	6,789,727
Avangrid, Inc.	29,194	1,475,465
CenterPoint Energy, Inc.	263,381	7,293,020
CMS Energy Corp.	148,807	9,382,281
Consolidated Edison, Inc.	172,026	15,293,111
Dominion Energy, Inc.	421,330	32,707,848
DTE Energy Co.	96,108	12,461,363
Duke Energy Corp.	382,366	35,460,623
Edison International	185,630	13,415,480
Entergy Corp.	99,550	11,233,222
Evergy, Inc.	128,005	8,320,325
Eversource Energy	168,860	13,530,752
Exelon Corp.	509,977	24,101,513
FirstEnergy Corp.	264,779	12,179,834
National Fuel Gas Co.	45,773	2,139,430
NiSource, Inc.	195,527	5,777,823
OGE Energy Corp.	104,980	4,500,493
Pinnacle West Capital Corp.	58,821	5,606,229
PPL Corp.	378,496	11,184,557
Public Service Enterprise Group, Inc.	265,736	16,069,056
Sempra Energy	144,153	20,416,389
The Southern Co.	546,560	31,842,586
UGI Corp.	109,415	5,325,228
Vistra Energy Corp.	197,801	4,935,135
WEC Energy Group, Inc.	165,722	15,871,196
Xcel Energy, Inc.	270,424	17,366,629
		407,174,240
Total Common Stock
(Cost $5,594,658,106)		5,961,686,966

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (b)	5,488,494	5,488,494

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.03% (b)	2,675,585	2,675,585
Total Other Investment Companies
(Cost $8,164,079)		8,164,079

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 09/20/19	228	13,941,060	43,613
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,589,308.
(b)	The rate shown is the 7-day yield.

45
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Adient plc	175,627	3,542,397
Autoliv, Inc.	175,480	12,002,832
BorgWarner, Inc.	418,059	13,641,265
Delphi Technologies plc	177,257	2,345,110
Gentex Corp.	514,892	13,696,127
Harley-Davidson, Inc.	319,545	10,193,485
Lear Corp.	125,583	14,097,948
The Goodyear Tire & Rubber Co.	466,770	5,353,852
Thor Industries, Inc.	105,643	4,850,070
Veoneer, Inc. *	225,448	3,307,322
		83,030,408

Banks 4.0%
Associated Banc-Corp.	331,007	6,368,575
Bank OZK	244,527	6,308,797
BankUnited, Inc.	199,100	6,323,416
BOK Financial Corp.	63,271	4,817,454
CIT Group, Inc.	194,043	8,264,291
Commerce Bancshares, Inc.	198,059	11,303,227
Cullen/Frost Bankers, Inc.	127,003	10,542,519
East West Bancorp, Inc.	292,522	12,031,430
F.N.B. Corp.	653,300	7,022,975
First Citizens BancShares, Inc., Class A	17,273	7,679,576
First Hawaiian, Inc.	182,060	4,678,942
First Horizon National Corp.	637,332	10,088,966
IBERIABANK Corp.	109,556	7,558,268
Investors Bancorp, Inc.	460,405	5,110,495
MGIC Investment Corp.	718,867	9,093,668
New York Community Bancorp, Inc.	940,105	10,848,812
PacWest Bancorp	239,406	8,158,956
People's United Financial, Inc.	796,881	11,451,180
Pinnacle Financial Partners, Inc.	145,671	7,672,492
Popular, Inc.	195,091	10,255,934
Prosperity Bancshares, Inc.	134,156	8,709,408
Signature Bank	110,946	12,941,851
Sterling Bancorp	422,193	8,051,220
Synovus Financial Corp.	318,472	11,318,495
TFS Financial Corp.	106,549	1,865,673
Webster Financial Corp.	186,232	8,335,744
Western Alliance Bancorp	193,614	8,406,720
Wintrust Financial Corp.	113,962	7,160,232
Zions Bancorp NA	368,580	15,144,952
		247,514,268

Capital Goods 11.3%
A.O. Smith Corp.	284,988	13,257,642
Acuity Brands, Inc.	80,303	10,070,799
AECOM *	316,936	11,244,889
AGCO Corp.	130,099	8,992,443
Air Lease Corp.	207,886	8,635,584
Allegion plc	189,469	18,240,181
Allison Transmission Holdings, Inc.	242,199	10,760,902
Arconic, Inc.	805,248	20,807,608
BWX Technologies, Inc.	191,703	11,348,818
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	115,098	16,684,606
Colfax Corp. *	192,630	5,239,536
Crane Co.	103,013	7,853,711
Curtiss-Wright Corp.	86,056	10,553,908
Donaldson Co., Inc.	256,865	12,421,991
EMCOR Group, Inc.	113,063	9,886,229
Flowserve Corp.	264,088	11,271,276
Fluor Corp.	281,657	4,976,879
Fortune Brands Home & Security, Inc.	282,412	14,419,957
Gardner Denver Holdings, Inc. *	260,339	7,466,523
Gates Industrial Corp. plc *	92,295	802,967
Graco, Inc.	335,832	15,303,864
GrafTech International Ltd. (a)	121,686	1,483,352
HD Supply Holdings, Inc. *	344,571	13,407,258
HEICO Corp.	83,336	12,056,219
HEICO Corp., Class A	144,315	15,926,603
Hexcel Corp.	170,700	14,364,405
Hubbell, Inc.	109,947	14,418,450
Huntington Ingalls Industries, Inc.	83,885	17,531,965
IDEX Corp.	152,677	25,147,429
ITT, Inc.	176,884	10,068,237
Jacobs Engineering Group, Inc.	231,571	20,577,399
Lennox International, Inc.	71,190	18,066,598
Lincoln Electric Holdings, Inc.	126,859	10,473,479
MSC Industrial Direct Co., Inc., Class A	90,565	6,124,005
Nordson Corp.	104,524	14,211,083
nVent Electric plc	320,763	6,498,658
Oshkosh Corp.	141,145	9,918,259
Owens Corning	218,721	12,545,837
Pentair plc	319,260	11,467,819
Quanta Services, Inc.	286,159	9,700,790
Regal Beloit Corp.	85,809	6,083,858
Sensata Technologies Holding plc *	326,028	14,860,356
Snap-on, Inc.	111,785	16,620,194
Spirit AeroSystems Holdings, Inc., Class A	208,647	16,816,948
Teledyne Technologies, Inc. *	73,082	22,552,374
The Middleby Corp. *	112,065	12,289,048
The Timken Co.	138,144	5,550,626
The Toro Co.	215,097	15,489,135
Trex Co., Inc. *	117,821	10,077,230
Trinity Industries, Inc.	261,570	4,569,628
United Rentals, Inc. *	158,703	17,863,610
WABCO Holdings, Inc. *	103,137	13,769,821
Wabtec Corp.	367,095	25,406,645
Watsco, Inc.	65,052	10,639,255
Woodward, Inc.	112,652	12,149,518
Xylem, Inc.	362,867	27,799,241
		706,765,645

Commercial & Professional Services 1.6%
ADT, Inc. (a)	240,717	1,145,813
ASGN, Inc. *	106,497	6,652,868
Clean Harbors, Inc. *	102,792	7,560,352
IAA, Inc. *	269,114	13,146,219
Insperity, Inc.	75,835	7,512,215
KAR Auction Services, Inc.	268,226	7,124,083
ManpowerGroup, Inc.	120,450	9,845,583
Nielsen Holdings plc	717,495	14,895,196
Robert Half International, Inc.	239,313	12,796,066

46
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Rollins, Inc.	296,856	9,739,845
Stericycle, Inc. *	172,014	7,721,708
		98,139,948

Consumer Durables & Apparel 3.2%
Brunswick Corp.	175,186	8,163,668
Capri Holdings Ltd. *	304,089	8,021,868
Carter's, Inc.	91,049	8,329,162
Columbia Sportswear Co.	59,017	5,535,204
Garmin Ltd.	244,596	19,951,696
Hanesbrands, Inc.	726,018	9,917,406
Leggett & Platt, Inc.	265,242	9,864,350
Mattel, Inc. *	694,820	6,809,236
Newell Brands, Inc.	783,335	13,003,361
NVR, Inc. *	6,808	24,501,992
Polaris, Inc.	116,114	9,523,670
PulteGroup, Inc.	514,585	17,392,973
Ralph Lauren Corp.	105,098	9,284,357
Skechers U.S.A., Inc., Class A *	270,689	8,570,014
Toll Brothers, Inc.	266,600	9,648,254
Under Armour, Inc., Class A *	379,378	7,060,224
Under Armour, Inc., Class C *	392,263	6,637,090
Whirlpool Corp.	127,840	17,781,266
		199,995,791

Consumer Services 3.4%
Aramark	495,892	20,262,147
Bright Horizons Family Solutions, Inc. *	118,325	19,529,541
Caesars Entertainment Corp. *	1,180,731	13,590,214
Cracker Barrel Old Country Store, Inc.	48,452	8,013,961
Domino's Pizza, Inc.	82,905	18,806,170
Dunkin' Brands Group, Inc.	166,429	13,720,407
Extended Stay America, Inc.	380,416	5,344,845
Grand Canyon Education, Inc. *	97,312	12,222,387
H&R Block, Inc.	409,449	9,916,855
Marriott Vacations Worldwide Corp.	78,479	7,737,244
Service Corp. International	367,563	17,018,167
ServiceMaster Global Holdings, Inc. *	274,222	15,641,623
Six Flags Entertainment Corp.	144,417	8,545,154
Texas Roadhouse, Inc.	134,848	6,939,278
Vail Resorts, Inc.	81,087	19,159,236
Wyndham Destinations, Inc.	188,994	8,379,994
Wyndham Hotels & Resorts, Inc.	195,916	10,066,164
		214,893,387

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	103,072	7,898,407
AGNC Investment Corp.	1,083,097	16,105,652
Cboe Global Markets, Inc.	225,292	26,845,795
Chimera Investment Corp.	377,795	7,204,551
Credit Acceptance Corp. *	24,171	10,941,003
Eaton Vance Corp.	230,448	9,936,918
FactSet Research Systems, Inc.	77,113	20,981,676
Invesco Ltd.	808,475	12,693,057
Janus Henderson Group plc	330,267	6,311,402
Jefferies Financial Group, Inc.	511,928	9,542,338
Lazard Ltd., Class A	261,959	8,995,672
LPL Financial Holdings, Inc.	168,004	12,591,900
MarketAxess Holdings, Inc.	76,029	30,230,651
MFA Financial, Inc.	910,132	6,525,646
Morningstar, Inc.	36,895	5,961,494
Navient Corp.	429,154	5,467,422
New Residential Investment Corp.	837,940	11,789,816
OneMain Holdings, Inc.	151,003	5,413,458
Raymond James Financial, Inc.	254,894	20,011,728
Security	Number of Shares	Value ($)
Santander Consumer USA Holdings, Inc.	226,778	5,921,174
SEI Investments Co.	257,969	14,835,797
SLM Corp.	872,853	7,366,879
Starwood Property Trust, Inc.	564,540	13,227,172
Two Harbors Investment Corp.	549,524	6,940,488
Voya Financial, Inc.	290,186	14,311,974
		298,052,070

Energy 2.2%
Antero Midstream Corp. (a)	458,299	3,258,506
Antero Resources Corp. *	437,811	1,387,861
Centennial Resource Development, Inc., Class A *	383,386	1,847,921
Chesapeake Energy Corp. *(a)	2,115,659	3,046,549
Cimarex Energy Co.	205,084	8,773,494
CNX Resources Corp. *	393,379	3,135,231
Core Laboratories N.V.	89,071	3,526,321
Diamondback Energy, Inc.	311,702	30,571,732
Equitrans Midstream Corp.	409,800	5,528,202
Helmerich & Payne, Inc.	222,453	8,362,008
HollyFrontier Corp.	317,175	14,069,883
Murphy Oil Corp.	307,442	5,604,668
Parsley Energy, Inc., Class A *	531,177	9,513,380
PBF Energy, Inc., Class A	241,265	5,717,980
Peabody Energy Corp.	159,250	2,934,977
Range Resources Corp.	421,950	1,502,142
Targa Resources Corp.	469,350	16,952,922
Transocean Ltd. *	1,028,259	4,678,578
WPX Energy, Inc. *	799,641	8,604,137
		139,016,492

Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	73,891	12,402,604
US Foods Holding Corp. *	440,701	17,826,356
		30,228,960

Food, Beverage & Tobacco 1.3%
Beyond Meat, Inc. *(a)	20,496	3,435,744
Bunge Ltd.	284,516	15,196,000
Flowers Foods, Inc.	371,324	8,466,187
Ingredion, Inc.	134,613	10,401,547
Lamb Weston Holdings, Inc.	294,528	20,731,826
Lancaster Colony Corp.	39,218	5,721,906
National Beverage Corp. (a)	24,886	1,017,837
Pilgrim's Pride Corp. *	106,105	3,306,232
Post Holdings, Inc. *	134,585	13,416,779
Seaboard Corp.	545	2,250,948
		83,945,006

Health Care Equipment & Services 5.8%
Acadia Healthcare Co., Inc. *	178,394	4,720,305
Chemed Corp.	32,150	13,806,175
Covetrus, Inc. *	193,868	2,576,506
DENTSPLY SIRONA, Inc.	471,880	24,608,542
DexCom, Inc. *	183,630	31,512,744
Encompass Health Corp.	198,723	12,080,371
Haemonetics Corp. *	103,278	13,790,711
HealthEquity, Inc. *	140,356	8,331,532
Hill-Rom Holdings, Inc.	134,286	14,459,917
ICU Medical, Inc. *	33,682	5,448,064
Inogen, Inc. *	36,232	1,680,078
Insulet Corp. *	120,164	18,525,684
Integra LifeSciences Holdings Corp. *	142,906	8,577,218
LivaNova plc *	97,469	7,566,518

47
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Masimo Corp. *	99,064	15,181,558
Medidata Solutions, Inc. *	125,408	11,484,865
MEDNAX, Inc. *	175,005	3,689,105
Molina Healthcare, Inc. *	126,294	16,453,582
STERIS plc	170,528	26,329,523
Teladoc Health, Inc. *	144,199	8,346,238
Teleflex, Inc.	93,082	33,874,401
Varian Medical Systems, Inc. *	183,419	19,429,575
Veeva Systems, Inc., Class A *	257,773	41,341,634
West Pharmaceutical Services, Inc.	148,207	21,558,190
		365,373,036

Household & Personal Products 0.4%
Coty, Inc., Class A	604,231	5,770,406
Herbalife Nutrition Ltd. *	203,940	7,021,654
Nu Skin Enterprises, Inc., Class A	112,243	4,559,311
Spectrum Brands Holdings, Inc.	83,490	4,664,586
		22,015,957

Insurance 5.0%
Alleghany Corp. *	29,138	21,833,395
American Financial Group, Inc.	142,998	14,438,508
American National Insurance Co.	17,322	1,975,921
Arthur J. Gallagher & Co.	373,564	33,885,990
Assurant, Inc.	123,815	15,229,245
Assured Guaranty Ltd.	204,517	8,702,198
Athene Holding Ltd., Class A *	237,546	9,231,038
Axis Capital Holdings Ltd.	169,358	10,396,888
Brighthouse Financial, Inc. *	233,196	8,222,491
Brown & Brown, Inc.	471,375	17,389,024
CNO Financial Group, Inc.	322,228	4,665,861
Erie Indemnity Co., Class A	39,873	8,744,548
Everest Re Group Ltd.	82,157	19,379,193
First American Financial Corp.	225,794	13,197,659
Globe Life, Inc. *	204,127	18,220,376
Kemper Corp.	125,875	8,808,732
Old Republic International Corp.	574,727	13,425,623
Primerica, Inc.	85,217	10,155,310
Reinsurance Group of America, Inc.	126,234	19,436,249
RenaissanceRe Holdings Ltd.	88,846	16,041,145
The Hanover Insurance Group, Inc.	81,962	10,913,240
Unum Group	428,107	10,878,199
W.R. Berkley Corp.	291,745	20,786,831
		315,957,664

Materials 6.2%
Alcoa Corp. *	373,077	6,689,271
Amcor plc *	3,273,256	32,143,374
AptarGroup, Inc.	127,102	15,534,406
Ashland Global Holdings, Inc.	126,219	9,244,280
Avery Dennison Corp.	170,243	19,674,984
Axalta Coating Systems Ltd. *	421,550	12,174,364
Berry Global Group, Inc. *	265,020	10,372,883
CF Industries Holdings, Inc.	446,067	21,495,969
Crown Holdings, Inc. *	272,941	17,970,435
Eagle Materials, Inc.	88,828	7,478,429
FMC Corp.	265,661	22,934,514
Graphic Packaging Holding Co.	594,550	8,210,735
Huntsman Corp.	424,393	8,453,909
International Flavors & Fragrances, Inc.	204,443	22,437,619
NewMarket Corp.	17,678	8,392,630
Olin Corp.	333,370	5,660,623
Packaging Corp. of America	190,647	19,175,275
Reliance Steel & Aluminum Co.	135,815	13,205,292
Royal Gold, Inc.	132,165	17,628,168
Security	Number of Shares	Value ($)
RPM International, Inc.	264,503	17,898,918
Sealed Air Corp.	313,689	12,491,096
Sonoco Products Co.	201,944	11,551,197
Steel Dynamics, Inc.	447,542	12,083,634
The Chemours Co.	330,300	4,680,351
The Mosaic Co.	716,344	13,173,566
The Scotts Miracle-Gro Co.	79,383	8,440,001
United States Steel Corp. (a)	347,115	3,842,563
Valvoline, Inc.	378,861	8,562,259
W.R. Grace & Co.	134,588	9,112,953
Westlake Chemical Corp.	72,413	4,242,678
		384,956,376

Media & Entertainment 3.1%
Altice USA, Inc., Class A *	237,414	6,856,516
Cable One, Inc.	10,011	12,990,474
Cinemark Holdings, Inc.	213,955	8,164,523
Discovery, Inc., Class A *	317,601	8,765,788
Discovery, Inc., Class C *	727,190	18,928,756
DISH Network Corp., Class A *	465,332	15,616,542
Liberty Media Corp. - Liberty Formula One, Class A *	51,232	2,028,275
Liberty Media Corp. - Liberty Formula One, Class C *	408,892	17,067,152
Lions Gate Entertainment Corp., Class A	113,689	1,026,612
Lions Gate Entertainment Corp., Class B	213,379	1,779,581
Live Nation Entertainment, Inc. *	281,689	19,580,202
News Corp., Class A	775,871	10,668,226
News Corp., Class B	246,053	3,484,111
Snap, Inc., Class A *	1,524,934	24,139,705
The Interpublic Group of Cos., Inc.	780,640	15,519,123
The Madison Square Garden Co., Class A *	34,771	8,773,766
TripAdvisor, Inc. *	208,443	7,918,750
Zillow Group, Inc., Class A *	100,949	3,449,427
Zillow Group, Inc., Class C *	234,961	8,089,707
		194,847,236

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Alkermes plc *	315,710	6,623,596
Allogene Therapeutics, Inc. *(a)	38,704	1,053,910
Alnylam Pharmaceuticals, Inc. *	191,535	15,454,959
Amneal Pharmaceuticals, Inc. *	160,751	409,915
Avantor, Inc. *	444,069	7,771,207
Bio-Rad Laboratories, Inc., Class A *	40,280	13,602,959
Bio-Techne Corp.	76,431	14,641,887
Bluebird Bio, Inc. *	111,180	11,486,006
Bruker Corp.	202,416	8,738,299
Catalent, Inc. *	293,901	15,500,339
Charles River Laboratories International, Inc. *	98,138	12,875,706
Exact Sciences Corp. *	260,450	31,050,849
Exelixis, Inc. *	607,880	12,066,418
FibroGen, Inc. *	154,443	6,897,424
Ionis Pharmaceuticals, Inc. *	283,020	17,889,694
Jazz Pharmaceuticals plc *	114,290	14,646,263
Ligand Pharmaceuticals, Inc. *	39,451	3,586,490
Neurocrine Biosciences, Inc. *	184,121	18,305,310
PerkinElmer, Inc.	223,701	18,500,073
Perrigo Co., plc	252,846	11,828,136
PRA Health Sciences, Inc. *	119,193	11,781,036
Sage Therapeutics, Inc. *	103,166	17,710,507
Sarepta Therapeutics, Inc. *	140,707	12,684,736
Seattle Genetics, Inc. *	217,990	15,834,794

48
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Syneos Health, Inc. *	123,469	6,485,827
United Therapeutics Corp. *	88,467	7,303,835
		314,730,175

Real Estate 11.6%
American Campus Communities, Inc.	276,615	12,857,065
American Homes 4 Rent, Class A	524,092	13,406,273
Apartment Investment & Management Co., Class A	300,245	15,312,495
Brixmor Property Group, Inc.	599,497	11,048,730
Camden Property Trust	194,983	21,106,910
CubeSmart	379,689	13,627,038
CyrusOne, Inc.	227,946	16,744,913
Douglas Emmett, Inc.	326,632	13,783,870
Duke Realty Corp.	724,851	24,115,793
EPR Properties	152,037	11,896,895
Equity Commonwealth	245,178	8,252,691
Equity LifeStyle Properties, Inc.	181,372	24,434,436
Extra Space Storage, Inc.	257,037	31,337,951
Federal Realty Investment Trust	151,155	19,530,738
Gaming & Leisure Properties, Inc.	407,751	15,951,219
Healthcare Realty Trust, Inc.	260,211	8,646,812
Healthcare Trust of America, Inc., Class A	414,331	11,750,427
Highwoods Properties, Inc.	208,176	8,995,285
Hospitality Properties Trust	331,176	7,994,589
Hudson Pacific Properties, Inc.	310,627	10,561,318
Invitation Homes, Inc.	846,920	24,357,419
Iron Mountain, Inc.	579,043	18,442,520
Jones Lang LaSalle, Inc.	104,028	13,944,953
Kilroy Realty Corp.	203,123	15,815,157
Kimco Realty Corp.	851,825	15,656,544
Lamar Advertising Co., Class A	172,317	13,208,098
Liberty Property Trust	299,465	15,608,116
Life Storage, Inc.	93,948	9,954,730
Medical Properties Trust, Inc.	886,755	16,484,775
National Retail Properties, Inc.	328,122	18,424,050
Omega Healthcare Investors, Inc.	432,854	17,608,501
Paramount Group, Inc.	405,847	5,349,063
Park Hotels & Resorts, Inc.	407,676	9,600,770
Rayonier, Inc.	262,062	7,023,262
Regency Centers Corp.	337,073	21,744,579
RLJ Lodging Trust	349,813	5,670,469
Senior Housing Properties Trust	477,410	4,053,211
SL Green Realty Corp.	169,564	13,602,424
Spirit Realty Capital, Inc.	175,921	8,433,653
STORE Capital Corp.	407,105	15,372,285
Sun Communities, Inc.	181,864	26,879,499
Taubman Centers, Inc.	122,887	4,798,737
The Howard Hughes Corp. *	79,031	9,979,244
The Macerich Co.	214,334	6,114,949
UDR, Inc.	568,267	27,379,104
Uniti Group, Inc.	371,010	2,741,764
VEREIT, Inc.	1,963,652	19,145,607
VICI Properties, Inc.	827,743	18,342,785
Weingarten Realty Investors	240,727	6,376,858
WP Carey, Inc.	343,630	30,857,974
		724,326,548

Retailing 4.0%
Advance Auto Parts, Inc.	144,772	19,971,297
American Eagle Outfitters, Inc.	329,595	5,543,788
AutoNation, Inc. *	115,018	5,458,754
Burlington Stores, Inc. *	134,039	27,141,557
Etsy, Inc. *	242,515	12,802,367
Five Below, Inc. *	112,976	13,881,361
Floor & Decor Holdings, Inc., Class A *	116,784	5,748,108
Security	Number of Shares	Value ($)
Foot Locker, Inc.	226,072	8,181,546
GrubHub, Inc. *	183,620	10,896,011
Kohl's Corp.	327,030	15,455,438
L Brands, Inc.	461,454	7,618,606
LKQ Corp. *	634,280	16,662,536
Macy's, Inc.	623,713	9,206,004
Nordstrom, Inc. (a)	212,526	6,156,878
Penske Automotive Group, Inc.	72,481	3,100,737
Pool Corp.	80,058	15,721,790
Qurate Retail, Inc., Series A *	806,480	8,637,401
Signet Jewelers Ltd.	105,923	1,296,498
The Michaels Cos., Inc. *	179,160	1,015,837
Tractor Supply Co.	243,456	24,803,297
Urban Outfitters, Inc. *	138,163	3,234,396
Wayfair, Inc., Class A *	129,268	14,573,674
Williams-Sonoma, Inc.	158,720	10,443,776
		247,551,657

Semiconductors & Semiconductor Equipment 2.3%
Cypress Semiconductor Corp.	738,060	16,982,760
First Solar, Inc. *	152,839	9,486,717
Marvell Technology Group Ltd.	1,196,531	28,680,848
MKS Instruments, Inc.	109,840	8,599,374
Monolithic Power Systems, Inc.	79,776	12,011,074
ON Semiconductor Corp. *	832,419	14,817,058
Qorvo, Inc. *	240,402	17,171,915
Teradyne, Inc.	345,803	18,317,185
Universal Display Corp.	85,551	17,578,164
		143,645,095

Software & Services 11.0%
Akamai Technologies, Inc. *	330,927	29,495,524
Aspen Technology, Inc. *	139,092	18,527,054
Black Knight, Inc. *	286,464	17,832,384
Blackbaud, Inc.	99,081	9,013,399
Booz Allen Hamilton Holding Corp.	282,403	21,324,251
Cadence Design Systems, Inc. *	566,697	38,807,411
CDK Global, Inc.	245,527	10,596,945
Ceridian HCM Holding, Inc. *	159,021	9,186,643
DocuSign, Inc. *	48,834	2,280,059
Elastic N.V. *	14,537	1,277,657
EPAM Systems, Inc. *	104,673	20,027,085
Euronet Worldwide, Inc. *	104,798	16,048,766
Fair Isaac Corp. *	58,454	20,617,895
Fortinet, Inc. *	292,746	23,179,628
Gartner, Inc. *	181,676	24,284,631
Genpact Ltd.	306,604	12,558,500
GoDaddy, Inc., Class A *	354,180	22,433,761
Guidewire Software, Inc. *	164,239	15,796,507
HubSpot, Inc. *	79,026	15,779,912
Jack Henry & Associates, Inc.	155,693	22,569,257
Leidos Holdings, Inc.	290,828	25,406,734
LogMeIn, Inc.	100,331	6,706,124
Manhattan Associates, Inc. *	130,026	10,744,048
MAXIMUS, Inc.	128,731	9,904,563
New Relic, Inc. *	93,618	5,368,056
Nuance Communications, Inc. *	584,480	9,825,109
Nutanix, Inc., Class A *	300,339	7,277,214
Okta, Inc. *	209,536	26,506,304
Pagerduty, Inc. *(a)	18,355	720,801
Paycom Software, Inc. *	99,104	24,787,893
Perspecta, Inc.	281,892	7,315,097
Proofpoint, Inc. *	112,328	12,761,584
PTC, Inc. *	208,887	13,675,832
RealPage, Inc. *	148,846	9,477,025
RingCentral, Inc., Class A *	141,907	20,027,335

49
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Sabre Corp.	554,516	13,108,758
SS&C Technologies Holdings, Inc.	438,845	20,454,565
Teradata Corp. *	235,438	7,267,971
The Western Union Co.	868,675	19,215,091
Twilio, Inc., Class A *	236,112	30,805,533
Tyler Technologies, Inc. *	77,313	19,833,877
WEX, Inc. *	87,231	17,843,101
Zendesk, Inc. *	221,020	17,725,804
Zscaler, Inc. *	30,249	2,079,316
		690,475,004

Technology Hardware & Equipment 4.6%
Arrow Electronics, Inc. *	171,220	11,848,424
Avnet, Inc.	214,488	8,984,902
CDW Corp.	294,492	34,013,826
Cognex Corp.	346,227	15,607,913
Coherent, Inc. *	48,694	7,058,682
CommScope Holding Co., Inc. *	390,515	4,194,131
Dolby Laboratories, Inc., Class A	129,360	7,963,402
F5 Networks, Inc. *	120,388	15,497,547
FLIR Systems, Inc.	273,147	13,457,953
IPG Photonics Corp. *	71,483	8,844,592
Jabil, Inc.	280,277	8,074,780
Juniper Networks, Inc.	694,395	16,082,188
Keysight Technologies, Inc. *	379,493	36,757,692
Littelfuse, Inc.	49,720	7,759,800
National Instruments Corp.	225,676	9,478,392
NCR Corp. *	241,891	7,621,986
SYNNEX Corp.	83,718	7,016,406
Trimble, Inc. *	507,466	19,040,124
Ubiquiti, Inc.	38,444	4,248,447
ViaSat, Inc. *	114,920	9,116,604
Xerox Holdings Corp. *	393,666	11,412,377
Zebra Technologies Corp., Class A *	108,874	22,322,436
		286,402,604

Telecommunication Services 0.5%
GCI Liberty, Inc., Class A *	193,676	12,054,394
Telephone & Data Systems, Inc.	190,450	4,799,340
Zayo Group Holdings, Inc. *	409,489	13,783,400
		30,637,134

Transportation 2.7%
Alaska Air Group, Inc.	249,132	14,878,163
AMERCO	15,493	5,447,649
Expeditors International of Washington, Inc.	346,989	24,670,918
Genesee & Wyoming, Inc., Class A *	113,844	12,623,023
J.B. Hunt Transport Services, Inc.	175,626	18,974,633
JetBlue Airways Corp. *	607,276	10,518,020
Kirby Corp. *	108,446	7,980,541
Knight-Swift Transportation Holdings, Inc.	250,739	8,560,229
Landstar System, Inc.	80,644	8,993,419
Macquarie Infrastructure Corp.	156,111	5,904,118
Old Dominion Freight Line, Inc.	130,657	21,396,390
Ryder System, Inc.	107,409	5,173,892
Uber Technologies, Inc. *(a)	407,014	13,256,446
XPO Logistics, Inc. *	185,081	13,114,840
		171,492,281

Utilities 4.0%
AES Corp.	1,338,537	20,519,772
Alliant Energy Corp.	476,511	24,993,002
Aqua America, Inc.	435,090	19,270,136
Security	Number of Shares	Value ($)
Atmos Energy Corp.	235,911	26,004,469
IDACORP, Inc.	101,688	11,166,359
MDU Resources Group, Inc.	398,945	10,727,631
National Fuel Gas Co.	173,767	8,121,870
NiSource, Inc.	752,343	22,231,736
NRG Energy, Inc.	510,084	18,567,058
OGE Energy Corp.	402,996	17,276,438
Pinnacle West Capital Corp.	226,434	21,581,425
Portland General Electric Co.	179,847	10,231,496
UGI Corp.	420,958	20,488,026
Vistra Energy Corp.	759,403	18,947,105
		250,126,523
Total Common Stock
(Cost $5,628,672,804)		6,244,119,265

Other Investment Companies 0.6% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (b)	3,495,102	3,495,102

Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 2.03% (b)	33,564,717	33,564,717
Total Other Investment Companies
(Cost $37,059,819)		37,059,819

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 09/20/19	51	9,595,140	12,201
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,180,849.
(b)	The rate shown is the 7-day yield.

50
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Adient plc	254,835	5,140,022
American Axle & Manufacturing Holdings, Inc. *	331,836	2,103,840
Cooper Tire & Rubber Co.	146,829	3,449,013
Cooper-Standard Holding, Inc. *	47,787	1,789,145
Dana, Inc.	422,925	5,383,835
Delphi Technologies plc	257,475	3,406,394
Dorman Products, Inc. *	84,906	6,035,119
Fox Factory Holding Corp. *	112,553	8,108,318
Garrett Motion, Inc. *	220,354	2,168,284
Gentex Corp.	751,722	19,995,805
Gentherm, Inc. *	98,619	3,619,317
Horizon Global Corp. *	73,359	306,641
LCI Industries	73,891	6,262,262
Modine Manufacturing Co. *	148,087	1,511,968
Motorcar Parts of America, Inc. *	55,449	805,674
Standard Motor Products, Inc.	58,919	2,610,701
Stoneridge, Inc. *	80,590	2,474,919
Superior Industries International, Inc.	67,459	185,512
Tenneco, Inc., Class A	144,806	1,262,708
Thor Industries, Inc.	153,518	7,048,012
Tower International, Inc.	60,386	1,867,739
Visteon Corp. *	82,608	5,697,474
Winnebago Industries, Inc.	86,126	2,757,755
		93,990,457

Banks 10.0%
1st Source Corp.	48,954	2,172,089
Ameris Bancorp	169,984	5,981,737
Arrow Financial Corp.	42,096	1,353,807
Associated Banc-Corp.	480,713	9,248,918
Atlantic Union Bankshares Corp.	210,367	7,596,352
Axos Financial, Inc. *	157,995	4,093,650
Banc of California, Inc.	125,484	1,828,302
BancFirst Corp.	50,628	2,722,268
BancorpSouth Bank	271,411	7,488,229
Bank of Hawaii Corp.	120,291	9,945,660
Bank OZK	356,077	9,186,787
BankUnited, Inc.	288,812	9,172,669
Banner Corp.	91,696	4,943,331
Berkshire Hills Bancorp, Inc.	133,552	3,917,080
Boston Private Financial Holdings, Inc.	245,104	2,603,004
Bridge Bancorp, Inc.	53,773	1,447,031
Bridgewater Bancshares, Inc. *	20,693	230,313
Brookline Bancorp, Inc.	234,104	3,286,820
Bryn Mawr Bank Corp.	58,610	1,998,601
Byline Bancorp, Inc. *	48,169	828,507
Cadence BanCorp	351,023	5,395,223
Camden National Corp.	46,371	1,922,542
Capitol Federal Financial, Inc.	415,024	5,590,373
Carolina Financial Corp.	59,833	2,043,297
Carter Bank & Trust *	65,732	1,241,677
Cathay General Bancorp	225,174	7,473,525
CBTX, Inc.	54,211	1,459,902
CenterState Bank Corp.	300,303	6,792,854
Security	Number of Shares	Value ($)
Central Pacific Financial Corp.	83,818	2,331,817
City Holding Co.	48,402	3,598,689
Columbia Banking System, Inc.	216,546	7,473,002
Columbia Financial, Inc. *	144,959	2,197,578
Community Bank System, Inc.	151,781	9,257,123
Community Trust Bancorp, Inc.	48,663	1,892,991
ConnectOne Bancorp, Inc.	88,435	1,811,149
Customers Bancorp, Inc. *	83,405	1,575,520
CVB Financial Corp.	300,165	6,174,394
Dime Community Bancshares, Inc.	88,796	1,760,825
Eagle Bancorp, Inc.	93,187	3,796,438
Enterprise Financial Services Corp.	64,964	2,560,881
Equity Bancshares, Inc., Class A *	42,145	1,066,268
Essent Group Ltd. *	289,794	14,055,009
F.N.B. Corp.	957,437	10,292,448
FB Financial Corp.	49,648	1,780,874
Federal Agricultural Mortgage Corp., Class C	29,673	2,443,572
Financial Institutions, Inc.	46,282	1,344,955
First BanCorp	637,068	6,103,111
First Bancorp (North Carolina)	87,002	3,064,210
First Busey Corp.	127,286	3,118,507
First Citizens BancShares, Inc., Class A	25,362	11,275,945
First Commonwealth Financial Corp.	289,135	3,576,600
First Community Bankshares, Inc.	40,314	1,282,388
First Defiance Financial Corp.	58,012	1,517,014
First Financial Bancorp	290,739	6,809,107
First Financial Bankshares, Inc.	399,799	12,241,845
First Financial Corp.	35,485	1,440,691
First Foundation, Inc.	111,696	1,559,276
First Hawaiian, Inc.	266,769	6,855,963
First Horizon National Corp.	927,901	14,688,673
First Interstate BancSystem, Inc., Class A	108,778	4,242,342
First Merchants Corp.	165,220	5,901,658
First Midwest Bancorp, Inc.	327,242	6,283,046
Flagstar Bancorp, Inc.	85,493	3,107,671
Flushing Financial Corp.	83,028	1,601,610
Fulton Financial Corp.	495,519	7,903,528
German American Bancorp, Inc.	67,030	2,046,426
Glacier Bancorp, Inc.	251,794	9,993,704
Great Southern Bancorp, Inc.	35,923	2,023,902
Great Western Bancorp, Inc.	168,169	5,016,481
Hancock Whitney Corp.	252,599	8,868,751
Hanmi Financial Corp.	90,014	1,612,151
Harborone Bancorp, Inc. *	170,032	1,693,519
Heartland Financial USA, Inc.	95,555	4,178,620
Heritage Commerce Corp.	114,623	1,328,481
Heritage Financial Corp.	97,303	2,547,393
Hilltop Holdings, Inc.	211,812	5,030,535
Home BancShares, Inc.	456,007	8,080,444
HomeStreet, Inc. *	71,687	1,890,386
HomeTrust Bancshares, Inc.	49,595	1,250,786
Hope Bancorp, Inc.	352,817	4,731,276
Horizon Bancorp, Inc.	110,429	1,795,576
IBERIABANK Corp.	160,362	11,063,374
Independent Bank Corp.	101,333	6,851,124
Independent Bank Group, Inc.	104,437	5,108,014
International Bancshares Corp.	159,773	5,686,321
Investors Bancorp, Inc.	669,707	7,433,748
Kearny Financial Corp.	268,872	3,382,410

51
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Lakeland Bancorp, Inc.	139,087	2,069,615
Lakeland Financial Corp.	74,611	3,158,284
LegacyTexas Financial Group, Inc.	132,781	5,364,352
LendingTree, Inc. *	21,849	6,775,156
Live Oak Bancshares, Inc.	73,876	1,325,335
Luther Burbank Corp.	48,087	502,990
Mercantile Bank Corp.	48,624	1,496,160
Merchants Bancorp	46,236	733,303
Meridian Bancorp, Inc.	156,300	2,732,124
Meta Financial Group, Inc.	80,778	2,496,848
MGIC Investment Corp.	1,048,441	13,262,779
Midland States Bancorp, Inc.	59,806	1,541,201
Mr Cooper Group, Inc. *	79,929	704,174
National Bank Holdings Corp., Class A	76,877	2,509,265
NBT Bancorp, Inc.	128,200	4,483,154
Nicolet Bankshares, Inc. *	21,380	1,355,064
NMI Holdings, Inc., Class A *	198,019	5,611,858
Northfield Bancorp, Inc.	138,180	2,144,554
Northwest Bancshares, Inc.	312,047	4,933,463
OceanFirst Financial Corp.	128,940	2,710,319
Ocwen Financial Corp. *	329,640	590,056
OFG Bancorp	127,135	2,608,810
Old National Bancorp	441,795	7,422,156
Opus Bank	63,359	1,315,333
Origin Bancorp, Inc.	15,210	487,328
Oritani Financial Corp.	112,767	1,931,699
Pacific Premier Bancorp, Inc.	132,134	3,892,668
PacWest Bancorp	349,874	11,923,706
Park National Corp.	42,938	3,867,855
Peapack Gladstone Financial Corp.	47,776	1,343,939
People's Utah Bancorp	48,820	1,293,730
Peoples Bancorp, Inc.	54,141	1,662,670
Peoples Financial Services Corp.	19,901	890,968
Pinnacle Financial Partners, Inc.	213,118	11,224,925
Popular, Inc.	284,354	14,948,490
Preferred Bank	40,719	2,034,321
Prosperity Bancshares, Inc.	195,452	12,688,744
Provident Financial Services, Inc.	180,032	4,286,562
QCR Holdings, Inc.	39,129	1,381,645
Radian Group, Inc.	608,952	13,731,868
Renasant Corp.	139,268	4,566,598
Republic Bancorp, Inc., Class A	30,054	1,275,792
S&T Bancorp, Inc.	100,766	3,448,213
Sandy Spring Bancorp, Inc.	104,218	3,489,219
Seacoast Banking Corp. of Florida *	152,105	3,550,131
ServisFirst Bancshares, Inc.	134,924	4,101,690
Simmons First National Corp., Class A	281,138	6,747,312
South State Corp.	104,407	7,682,267
Southside Bancshares, Inc.	92,790	3,055,575
Sterling Bancorp	617,171	11,769,451
Sterling Bancorp, Inc.	59,127	551,655
Stock Yards Bancorp, Inc.	63,812	2,316,376
Synovus Financial Corp.	463,088	16,458,148
TCF Financial Corp.	455,489	17,563,656
Texas Capital Bancshares, Inc. *	148,209	7,985,501
TFS Financial Corp.	155,419	2,721,387
The Bancorp, Inc. *	165,599	1,511,919
The First of Long Island Corp.	66,188	1,440,251
Tompkins Financial Corp.	36,313	2,872,358
Towne Bank	190,202	4,996,607
TriCo Bancshares	78,354	2,770,597
TriState Capital Holdings, Inc. *	69,081	1,364,350
Triumph Bancorp, Inc. *	71,476	2,143,565
TrustCo Bank Corp.	283,073	2,171,170
Trustmark Corp.	190,098	6,212,403
UMB Financial Corp.	130,311	8,120,982
Umpqua Holdings Corp.	649,807	10,208,468
United Bankshares, Inc.	299,671	11,051,866
Security	Number of Shares	Value ($)
United Community Banks, Inc.	231,778	6,121,257
United Financial Bancorp, Inc.	148,889	1,861,112
Univest Financial Corp.	86,191	2,181,494
Valley National Bancorp	978,286	10,281,786
Veritex Holdings, Inc.	134,506	3,174,342
Walker & Dunlop, Inc.	83,506	4,664,645
Washington Federal, Inc.	236,017	8,402,205
Washington Trust Bancorp, Inc.	43,499	2,018,354
Waterstone Financial, Inc.	81,507	1,352,201
Webster Financial Corp.	271,188	12,138,375
WesBanco, Inc.	161,381	5,522,458
Westamerica Bancorp	78,918	4,862,138
Western Alliance Bancorp	282,749	12,276,962
Wintrust Financial Corp.	166,997	10,492,421
WSFS Financial Corp.	156,564	6,453,568
		810,952,984

Capital Goods 9.6%
AAON, Inc.	119,590	5,736,732
AAR Corp.	95,796	4,115,396
Actuant Corp., Class A	180,538	4,009,749
Advanced Drainage Systems, Inc.	122,062	3,831,526
AECOM *	462,830	16,421,208
Aegion Corp. *	91,778	1,811,698
Aerojet Rocketdyne Holdings, Inc. *	213,265	11,138,831
AeroVironment, Inc. *	62,400	3,215,472
Air Lease Corp.	304,087	12,631,774
Aircastle Ltd.	156,683	3,423,524
Alamo Group, Inc.	28,190	3,218,734
Albany International Corp., Class A	89,323	7,344,137
Altra Industrial Motion Corp.	188,318	4,894,385
Ameresco, Inc., Class A *	54,331	782,366
American Woodmark Corp. *	43,872	3,613,737
Apogee Enterprises, Inc.	77,849	2,874,964
Applied Industrial Technologies, Inc.	113,063	6,036,434
Arcosa, Inc.	141,631	4,601,591
Argan, Inc.	42,728	1,765,094
Armstrong Flooring, Inc. *	49,220	333,219
Armstrong World Industries, Inc.	144,116	13,758,755
Astec Industries, Inc.	66,105	1,824,498
Astronics Corp. *	71,855	1,976,731
Atkore International Group, Inc. *	136,514	3,960,271
Axon Enterprise, Inc. *	174,265	10,450,672
AZZ, Inc.	77,480	3,197,600
Babcock & Wilcox Enterprises, Inc. *(a)	99,677	366,811
Barnes Group, Inc.	138,803	6,225,315
Beacon Roofing Supply, Inc. *	202,215	6,446,614
BMC Stock Holdings, Inc. *	194,931	4,957,095
Briggs & Stratton Corp.	124,323	537,075
Builders FirstSource, Inc. *	338,547	6,584,739
BWX Technologies, Inc.	280,008	16,576,474
CAI International, Inc. *	46,216	978,855
Chart Industries, Inc. *	105,300	6,617,052
CIRCOR International, Inc. *	58,358	2,005,764
Colfax Corp. *	279,010	7,589,072
Columbus McKinnon Corp.	60,804	1,968,225
Comfort Systems USA, Inc.	108,125	4,180,112
Continental Building Products, Inc. *	101,588	2,553,922
Cornerstone Building Brands, Inc. *	129,077	605,371
Crane Co.	150,001	11,436,076
CSW Industrials, Inc.	43,989	3,000,490
Cubic Corp.	83,980	5,817,295
Curtiss-Wright Corp.	125,836	15,432,527
Douglas Dynamics, Inc.	66,488	2,776,539
DXP Enterprises, Inc. *	47,802	1,551,175
Dycom Industries, Inc. *	92,751	4,127,419
EMCOR Group, Inc.	165,080	14,434,595

52
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Encore Wire Corp.	61,067	3,297,007
Energy Recovery, Inc. *	91,083	880,773
EnerSys	126,451	7,081,256
EnPro Industries, Inc.	60,785	3,785,690
ESCO Technologies, Inc.	76,217	5,802,400
Evoqua Water Technologies Corp. *	170,313	2,633,039
Federal Signal Corp.	176,593	5,246,578
Foundation Building Materials, Inc. *	51,528	882,675
Franklin Electric Co., Inc.	112,909	5,176,878
Gardner Denver Holdings, Inc. *	380,883	10,923,724
Gates Industrial Corp. plc *	134,687	1,171,777
GATX Corp.	106,077	7,873,035
Generac Holdings, Inc. *	183,532	14,313,661
Gibraltar Industries, Inc. *	95,050	3,827,663
GMS, Inc. *	94,626	2,787,682
Graham Corp.	28,806	530,318
Granite Construction, Inc.	138,169	3,929,526
Great Lakes Dredge & Dock Corp. *	187,095	2,028,110
Griffon Corp.	103,207	1,800,962
H&E Equipment Services, Inc.	93,141	2,262,395
Harsco Corp. *	234,624	4,199,770
Helios Technologies, Inc.	84,456	3,613,872
Herc Holdings, Inc. *	71,108	2,935,338
Hexcel Corp.	249,533	20,998,202
Hillenbrand, Inc.	185,030	5,077,223
Hyster-Yale Materials Handling, Inc.	28,642	1,562,421
Insteel Industries, Inc.	52,902	989,267
ITT, Inc.	258,430	14,709,836
JELD-WEN Holding, Inc. *	194,647	3,359,607
John Bean Technologies Corp.	93,241	9,540,419
Kadant, Inc.	33,166	2,729,230
Kaman Corp.	81,873	4,780,564
Kennametal, Inc.	241,475	7,217,688
Kratos Defense & Security Solutions, Inc. *	260,766	5,207,497
L.B. Foster Co., Class A *	28,800	573,408
Lindsay Corp. (a)	31,417	2,772,864
Lydall, Inc. *	51,881	1,043,327
Masonite International Corp. *	74,800	3,993,572
MasTec, Inc. *	182,119	11,449,822
Mercury Systems, Inc. *	163,019	13,959,317
Meritor, Inc. *	244,654	4,115,080
Milacron Holdings Corp. *	206,275	3,269,459
Moog, Inc., Class A	95,879	7,790,169
MRC Global, Inc. *	243,268	3,057,879
MSC Industrial Direct Co., Inc., Class A	132,586	8,965,465
Mueller Industries, Inc.	165,815	4,370,883
Mueller Water Products, Inc., Class A	466,965	4,884,454
MYR Group, Inc. *	48,208	1,382,123
National Presto Industries, Inc.	14,641	1,254,880
Navistar International Corp. *	191,532	4,405,236
NN, Inc.	121,739	781,564
NOW, Inc. *	318,474	3,786,656
NV5 Global, Inc. *	27,615	1,704,674
nVent Electric plc	467,776	9,477,142
Omega Flex, Inc.	8,541	719,152
Oshkosh Corp.	205,669	14,452,361
Park Aerospace Corp.	56,680	957,892
Park-Ohio Holdings Corp.	25,521	693,916
Parsons Corp. *	55,387	1,884,266
Patrick Industries, Inc. *	66,267	2,394,889
PGT Innovations, Inc. *	172,798	2,764,768
Plug Power, Inc. *(a)	740,621	1,607,148
Powell Industries, Inc.	25,495	925,978
Preformed Line Products Co.	7,947	407,284
Primoris Services Corp.	122,174	2,387,280
Proto Labs, Inc. *	79,232	7,506,440
Quanex Building Products Corp.	96,339	1,658,958
Security	Number of Shares	Value ($)
Raven Industries, Inc.	106,224	3,098,554
RBC Bearings, Inc. *	73,102	11,661,962
Regal Beloit Corp.	125,637	8,907,663
Resideo Technologies, Inc. *	359,385	4,952,325
REV Group, Inc.	85,603	1,103,423
Rexnord Corp. *	309,357	8,098,966
Rush Enterprises, Inc., Class A	83,240	3,005,796
Rush Enterprises, Inc., Class B	13,764	511,746
Simpson Manufacturing Co., Inc.	117,682	7,555,184
SiteOne Landscape Supply, Inc. *	120,895	9,453,989
SPX Corp. *	128,908	4,892,059
SPX FLOW, Inc. *	124,639	4,201,581
Standex International Corp.	36,990	2,543,063
Sunrun, Inc. *	226,078	3,465,776
Systemax, Inc.	42,484	852,654
Tennant Co.	53,717	3,673,706
Terex Corp.	183,667	4,560,452
The Gorman-Rupp Co.	56,100	1,675,707
The Greenbrier Cos., Inc.	94,792	2,207,706
The Manitowoc Co., Inc. *	103,898	1,298,725
The Timken Co.	201,043	8,077,908
Thermon Group Holdings, Inc. *	95,411	2,075,189
Titan International, Inc.	149,272	388,107
Titan Machinery, Inc. *	54,389	819,098
TPI Composites, Inc. *	53,961	951,872
Trex Co., Inc. *	172,193	14,727,667
TriMas Corp. *	134,072	3,939,035
Triton International Ltd.	160,732	5,167,534
Triumph Group, Inc.	147,546	3,066,006
Tutor Perini Corp. *	114,821	1,147,062
Univar, Inc. *	389,814	7,542,901
Universal Forest Products, Inc.	180,877	7,072,291
Valmont Industries, Inc.	64,430	8,730,265
Veritiv Corp. *	37,108	614,508
Vicor Corp. *	46,950	1,431,506
Vivint Solar, Inc. *	122,626	988,366
Wabash National Corp.	163,922	2,235,896
Watsco, Inc.	94,843	15,511,573
Watts Water Technologies, Inc., Class A	81,283	7,447,961
Welbilt, Inc. *	385,382	6,065,913
Wesco Aircraft Holdings, Inc. *	189,821	2,088,031
WESCO International, Inc. *	124,813	5,626,570
WillScot Corp. *	118,892	1,658,543
Woodward, Inc.	164,434	17,734,207
		781,121,145

Commercial & Professional Services 3.1%
ABM Industries, Inc.	194,665	7,253,218
Acacia Research Corp. *	146,779	383,093
ACCO Brands Corp.	297,773	2,760,356
Advanced Disposal Services, Inc. *	212,168	6,878,487
ASGN, Inc. *	155,579	9,719,020
Barrett Business Services, Inc.	21,800	1,899,434
Brady Corp., Class A	145,192	6,854,514
BrightView Holdings, Inc. *	65,349	1,197,847
Casella Waste Systems, Inc., Class A *	127,164	5,785,962
CBIZ, Inc. *	160,918	3,594,908
Clean Harbors, Inc. *	149,111	10,967,114
Covanta Holding Corp.	345,112	5,935,926
Deluxe Corp.	129,007	5,944,643
Ennis, Inc.	77,049	1,549,455
Exponent, Inc.	153,003	10,846,383
Forrester Research, Inc.	30,519	1,064,198
Franklin Covey Co. *	36,280	1,334,741
FTI Consulting, Inc. *	111,819	12,092,107
GP Strategies Corp. *	48,431	623,791
Healthcare Services Group, Inc.	217,065	4,894,816

53
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Heidrick & Struggles International, Inc.	56,894	1,510,536
Heritage-Crystal Clean, Inc. *	39,901	977,574
Herman Miller, Inc.	172,419	7,289,875
HNI Corp.	127,036	3,962,253
Huron Consulting Group, Inc. *	67,765	4,147,896
ICF International, Inc.	55,177	4,671,285
InnerWorkings, Inc. *	122,714	520,307
Insperity, Inc.	110,538	10,949,894
Interface, Inc.	176,245	1,947,507
Kelly Services, Inc., Class A	91,437	2,213,690
Kforce, Inc.	67,076	2,182,653
Kimball International, Inc., Class B	106,187	1,863,582
Knoll, Inc.	147,413	3,399,344
Korn Ferry	165,262	6,458,439
LSC Communications, Inc.	97,850	127,205
Matthews International Corp., Class A	92,962	2,724,716
McGrath RentCorp	70,945	4,542,608
Mistras Group, Inc. *	50,681	739,943
Mobile Mini, Inc.	132,842	4,152,641
MSA Safety, Inc.	103,272	10,908,621
Navigant Consulting, Inc.	115,318	3,213,913
NL Industries, Inc. *	24,278	89,586
PICO Holdings, Inc. *	59,519	573,168
Pitney Bowes, Inc.	499,262	1,777,373
Quad/Graphics, Inc.	87,354	785,312
R.R. Donnelley & Sons Co.	206,509	499,752
Resources Connection, Inc.	87,989	1,456,218
SP Plus Corp. *	66,530	2,295,950
Steelcase, Inc., Class A	261,252	4,057,244
Team, Inc. *	88,114	1,452,119
Tetra Tech, Inc.	161,564	13,106,072
The Brink's Co.	146,821	11,048,280
TriNet Group, Inc. *	127,931	8,588,008
TrueBlue, Inc. *	117,225	2,275,337
UniFirst Corp.	45,289	8,872,568
Upwork, Inc. *	179,571	2,596,597
US Ecology, Inc.	65,085	3,942,198
Viad Corp.	59,435	3,841,284
VSE Corp.	25,155	800,935
		248,142,496

Consumer Durables & Apparel 3.0%
Acushnet Holdings Corp.	100,352	2,606,141
American Outdoor Brands Corp. *	160,757	966,150
Beazer Homes USA, Inc. *	94,550	1,184,712
Brunswick Corp.	255,544	11,908,350
Callaway Golf Co.	259,000	4,599,840
Cavco Industries, Inc. *	25,332	4,647,662
Century Communities, Inc. *	81,196	2,288,103
Columbia Sportswear Co.	86,046	8,070,254
Crocs, Inc. *	191,619	4,273,104
Deckers Outdoor Corp. *	85,802	12,651,505
Ethan Allen Interiors, Inc.	74,432	1,280,230
Fossil Group, Inc. *	134,840	1,725,952
G-III Apparel Group Ltd. *	121,818	2,498,487
GoPro, Inc., Class A *	357,766	1,384,554
Helen of Troy Ltd. *	73,726	11,317,678
Hovnanian Enterprises, Inc., Class A *(a)	14,772	121,721
Installed Building Products, Inc. *	62,468	3,555,054
iRobot Corp. *	82,778	5,116,508
Johnson Outdoors, Inc., Class A	17,126	959,056
KB Home	247,637	6,956,123
Kontoor Brands, Inc. *	136,097	4,659,961
La-Z-Boy, Inc.	136,707	4,356,852
Legacy Housing Corp. *	12,297	181,627
Levi Strauss & Co., Class A *	123,594	2,088,739
LGI Homes, Inc. *	55,358	4,512,231
Security	Number of Shares	Value ($)
Libbey, Inc. *	64,911	109,700
M.D.C Holdings, Inc.	144,278	5,579,230
M/I Homes, Inc. *	81,942	2,961,384
Malibu Boats, Inc., Class A *	62,523	1,739,390
Marine Products Corp.	22,252	336,673
Meritage Homes Corp. *	105,389	6,886,117
Movado Group, Inc.	49,248	1,059,817
Nautilus, Inc. *	88,700	123,293
Oxford Industries, Inc.	49,731	3,470,229
Roku, Inc. *	240,998	36,477,457
Skechers U.S.A., Inc., Class A *	394,969	12,504,719
Skyline Champion Corp. *	145,793	4,082,204
Sonos, Inc. *	43,900	637,428
Steven Madden Ltd.	228,777	7,599,972
Sturm Ruger & Co., Inc.	51,001	2,091,551
Taylor Morrison Home Corp., Class A *	314,579	7,505,855
Tempur Sealy International, Inc. *	135,514	10,450,840
TopBuild Corp. *	100,995	9,354,157
TRI Pointe Group, Inc. *	417,201	5,840,814
Tupperware Brands Corp.	144,823	1,884,147
Unifi, Inc. *	42,491	817,527
Universal Electronics, Inc. *	40,551	1,830,878
Vera Bradley, Inc. *	62,451	661,356
Vista Outdoor, Inc. *	167,196	934,626
William Lyon Homes, Class A *	96,595	1,706,834
Wolverine World Wide, Inc.	259,999	6,746,974
YETI Holdings, Inc. *(a)	90,258	2,549,788
		239,853,554

Consumer Services 4.0%
Adtalem Global Education, Inc. *	166,959	7,132,489
American Public Education, Inc. *	48,712	1,180,292
BBX Capital Corp.	189,339	785,757
Biglari Holdings, Inc., Class A *	236	103,783
Biglari Holdings, Inc., Class B *	3,033	266,024
BJ's Restaurants, Inc.	60,744	2,213,511
Bloomin' Brands, Inc.	255,275	4,605,161
Bluegreen Vacations Corp.	21,666	204,960
Boyd Gaming Corp.	234,056	5,626,706
Brinker International, Inc.	109,850	4,174,300
Career Education Corp. *	204,857	4,201,617
Carriage Services, Inc.	48,933	1,040,805
Carrols Restaurant Group, Inc. *	100,784	735,723
Chegg, Inc. *	313,930	12,444,185
Choice Hotels International, Inc.	99,600	9,061,608
Churchill Downs, Inc.	104,192	12,842,706
Chuy's Holdings, Inc. *	49,688	1,260,585
Cracker Barrel Old Country Store, Inc.	70,829	11,715,117
Dave & Buster's Entertainment, Inc.	106,659	4,591,670
Del Frisco's Restaurant Group, Inc. *	89,912	716,599
Denny's Corp. *	176,884	4,172,694
Dine Brands Global, Inc.	51,362	3,623,589
Drive Shack, Inc. *	175,502	826,614
El Pollo Loco Holdings, Inc. *	66,012	673,983
Eldorado Resorts, Inc. *	190,661	7,342,355
Empire Resorts, Inc. *(a)	10,499	101,630
Everi Holdings, Inc. *	208,375	1,862,873
Extended Stay America, Inc.	555,614	7,806,377
Fiesta Restaurant Group, Inc. *	68,764	594,121
frontdoor, Inc. *	249,247	12,796,341
Golden Entertainment, Inc. *	56,101	795,512
Graham Holdings Co., Class B	12,816	9,023,233
Grand Canyon Education, Inc. *	141,931	17,826,534
Hilton Grand Vacations, Inc. *	252,355	8,522,028
Houghton Mifflin Harcourt Co. *	298,399	1,775,474
Hyatt Hotels Corp., Class A	112,063	8,085,346
International Speedway Corp., Class A	69,651	3,135,688

54
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Jack in the Box, Inc.	75,571	6,447,718
K12, Inc. *	109,969	2,897,683
Laureate Education, Inc., Class A *	316,806	5,797,550
Lindblad Expeditions Holdings, Inc. *	79,253	1,478,861
Marriott Vacations Worldwide Corp.	114,902	11,328,188
Monarch Casino & Resort, Inc. *	35,623	1,580,949
Noodles & Co. *	118,186	681,933
OneSpaWorld Holdings Ltd. *	96,867	1,520,812
Papa John's International, Inc.	65,915	3,279,930
Penn National Gaming, Inc. *	314,548	6,029,885
Planet Fitness, Inc., Class A *	248,225	17,527,167
Playa Hotels & Resorts N.V. *	160,723	1,300,249
PlayAGS, Inc. *	79,377	773,132
Potbelly Corp. *	66,599	308,353
Red Robin Gourmet Burgers, Inc. *	38,178	1,278,581
Red Rock Resorts, Inc., Class A	207,774	4,332,088
Regis Corp. *	86,478	1,398,349
Ruth's Hospitality Group, Inc.	84,369	1,640,977
Scientific Games Corp., Class A *	165,423	3,057,017
SeaWorld Entertainment, Inc. *	117,913	3,420,656
Shake Shack, Inc., Class A *	76,861	7,621,537
Six Flags Entertainment Corp.	211,050	12,487,829
Sotheby's *	97,761	5,645,698
Speedway Motorsports, Inc.	34,016	671,816
Strategic Education, Inc.	64,351	10,890,120
Target Hospitality Corp. *	95,789	584,313
Texas Roadhouse, Inc.	196,967	10,135,922
The Cheesecake Factory, Inc.	121,898	4,630,905
The Habit Restaurants, Inc., Class A *	60,162	527,019
The Wendy's Co.	534,677	11,762,894
Weight Watchers International, Inc. *	113,769	3,411,932
Wingstop, Inc.	86,084	8,623,034
Zovio, Inc. *	89,240	203,467
		327,144,554

Diversified Financials 4.2%
AG Mortgage Investment Trust, Inc.	96,826	1,451,422
Anworth Mortgage Asset Corp.	288,855	895,450
Apollo Commercial Real Estate Finance, Inc.	404,010	7,494,385
Arbor Realty Trust, Inc. (a)	245,635	3,082,719
Ares Management Corp., Class A	199,792	5,813,947
Arlington Asset Investment Corp., Class A	108,516	536,069
ARMOUR Residential REIT, Inc.	154,432	2,535,773
Artisan Partners Asset Management, Inc., Class A	154,309	4,110,792
BGC Partners, Inc., Class A	794,739	4,053,169
Blackstone Mortgage Trust, Inc., Class A	394,597	13,731,976
Blucora, Inc. *	141,393	3,192,654
Cannae Holdings, Inc. *	198,785	5,530,199
Capstead Mortgage Corp.	278,061	2,021,503
Chimera Investment Corp.	551,822	10,523,246
Cohen & Steers, Inc.	64,221	3,463,439
Colony Credit Real Estate, Inc.	244,755	3,066,780
Cowen, Inc., Class A *	81,341	1,269,733
Curo Group Holdings Corp. *	38,108	519,031
Diamond Hill Investment Group, Inc.	9,633	1,299,492
Donnelley Financial Solutions, Inc. *	99,297	1,055,527
Dynex Capital, Inc.	70,960	1,001,955
Ellington Financial, Inc.	92,901	1,622,980
Encore Capital Group, Inc. *	75,108	2,771,485
Enova International, Inc. *	99,159	2,369,900
Evercore, Inc., Class A	120,910	9,643,782
Exantas Capital Corp.	92,832	1,040,647
EZCORP, Inc., Class A *	156,220	1,229,451
Federated Investors, Inc., Class B	283,419	9,080,745
Security	Number of Shares	Value ($)
FGL Holdings	513,147	4,094,913
FirstCash, Inc.	127,082	12,546,806
Focus Financial Partners, Inc., Class A *	63,009	1,292,945
GAMCO Investors, Inc., Class A	15,091	266,658
Granite Point Mortgage Trust, Inc.	157,469	2,880,108
Green Dot Corp., Class A *	140,110	4,284,564
Greenhill & Co., Inc.	53,436	750,241
Hamilton Lane, Inc., Class A	54,295	3,373,891
Houlihan Lokey, Inc.	108,140	4,777,625
Interactive Brokers Group, Inc., Class A	220,879	10,425,489
INTL FCStone, Inc. *	47,814	1,874,787
Invesco Mortgage Capital, Inc.	418,971	6,297,134
KKR Real Estate Finance Trust, Inc.	82,860	1,566,883
Ladder Capital Corp., Class A	262,265	4,400,807
Ladenburg Thalmann Financial Services, Inc.	349,302	684,632
Legg Mason, Inc.	254,115	9,348,891
LendingClub Corp. *	252,831	3,309,558
LPL Financial Holdings, Inc.	245,151	18,374,067
MFA Financial, Inc.	1,327,491	9,518,110
Moelis & Co., Class A	145,177	4,867,785
Morningstar, Inc.	54,092	8,740,185
Navient Corp.	623,927	7,948,830
Nelnet, Inc., Class A	61,716	4,138,058
New Residential Investment Corp.	1,221,370	17,184,676
New York Mortgage Trust, Inc.	671,546	4,130,008
On Deck Capital, Inc. *	149,008	484,276
OneMain Holdings, Inc.	220,735	7,913,350
PennyMac Mortgage Investment Trust	247,981	5,396,067
Piper Jaffray Cos.	41,615	3,027,907
PJT Partners, Inc., Class A	59,631	2,481,246
PRA Group, Inc. *	133,207	4,547,687
Pzena Investment Management, Inc., Class A	51,219	416,410
Redwood Trust, Inc.	283,806	4,711,180
Safeguard Scientifics, Inc. *	60,553	724,214
SLM Corp.	1,273,333	10,746,930
Stifel Financial Corp.	208,142	11,118,946
TPG RE Finance Trust, Inc.	162,056	3,145,507
Tradeweb Markets, Inc., Class A	134,715	5,737,512
Two Harbors Investment Corp.	803,670	10,150,352
Virtu Financial, Inc., Class A	175,963	3,308,104
Virtus Investment Partners, Inc.	20,413	2,177,863
Waddell & Reed Financial, Inc., Class A	219,764	3,553,584
Western Asset Mortgage Capital Corp.	153,961	1,447,233
Westwood Holdings Group, Inc.	23,837	654,326
WisdomTree Investments, Inc.	344,859	1,658,772
World Acceptance Corp. *	18,533	2,463,036
		337,350,404

Energy 2.4%
Alta Mesa Resources, Inc., Class A *	351,899	33,958
Altus Midstream Co., Class A *	171,576	396,341
Apergy Corp. *	228,365	5,932,923
Arch Coal, Inc., Class A (a)	49,211	3,767,594
Archrock, Inc.	375,127	3,642,483
Berry Petroleum Corp.	54,805	437,892
Bonanza Creek Energy, Inc. *	54,809	1,236,491
Brigham Minerals, Inc., Class A	46,952	938,570
C&J Energy Services, Inc. *	178,985	1,711,097
Cactus, Inc., Class A *	136,922	3,487,403
California Resources Corp. *	145,276	1,422,252
Callon Petroleum Co. *	672,722	2,764,887
CARBO Ceramics, Inc. *(a)	64,141	105,833
Carrizo Oil & Gas, Inc. *	254,297	2,108,122
Centennial Resource Development, Inc., Class A *	563,026	2,713,785

55
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Chesapeake Energy Corp. *(a)	3,061,199	4,408,127
Clean Energy Fuels Corp. *	399,905	795,811
CNX Resources Corp. *	572,219	4,560,585
CONSOL Energy, Inc. *	80,442	1,348,208
Contango Oil & Gas Co. *	82,888	81,230
Contura Energy, Inc. *	14,122	406,714
Covia Holdings Corp. *	88,443	132,665
CVR Energy, Inc.	85,354	3,395,382
Delek US Holdings, Inc.	208,415	6,825,591
Denbury Resources, Inc. *	1,365,214	1,474,431
Diamond Offshore Drilling, Inc. *	194,032	1,259,268
Dril-Quip, Inc. *	107,097	4,910,397
Era Group, Inc. *	59,771	566,629
Evolution Petroleum Corp.	89,609	530,485
Exterran Corp. *	95,370	1,006,154
Extraction Oil & Gas, Inc. *(a)	226,508	912,827
Falcon Minerals Corp.	114,067	668,433
Forum Energy Technologies, Inc. *	238,884	336,826
Frank's International N.V. *	220,579	959,519
FTS International, Inc. *	96,127	241,279
Geospace Technologies Corp. *	39,878	488,107
Green Plains, Inc.	105,202	863,708
Gulfport Energy Corp. *	423,793	1,017,103
Helix Energy Solutions Group, Inc. *	409,302	2,963,347
HighPoint Resources Corp. *	330,615	386,820
International Seaways, Inc. *	86,682	1,492,664
Isramco, Inc. *	2,079	250,166
Jagged Peak Energy, Inc. *	180,367	1,244,532
Keane Group, Inc. *	127,469	675,586
KLX Energy Services Holdings, Inc. *	68,428	686,333
Kosmos Energy Ltd.	700,742	4,428,689
Laredo Petroleum, Inc. *	460,147	1,141,165
Liberty Oilfield Services, Inc., Class A	150,051	1,616,049
Magnolia Oil & Gas Corp., Class A *	299,717	3,060,111
Mammoth Energy Services, Inc.	36,702	133,595
Matador Resources Co. *	303,577	4,750,980
Matrix Service Co. *	78,738	1,564,524
McDermott International, Inc. *	530,962	2,506,141
Montage Resources Corp. *	17,631	52,540
Nabors Industries Ltd.	968,655	1,627,340
NACCO Industries, Inc., Class A	11,441	569,533
Natural Gas Services Group, Inc. *	36,404	392,435
NCS Multistage Holdings, Inc. *	39,428	85,164
Newpark Resources, Inc. *	267,666	1,769,272
NextDecade Corp. *	9,584	53,766
Nine Energy Service, Inc. *	30,158	165,266
Noble Corp. plc *	739,299	1,182,878
Northern Oil & Gas, Inc. *	628,757	1,156,913
Oasis Petroleum, Inc. *	792,004	2,471,053
Oceaneering International, Inc. *	289,621	3,753,488
Oil States International, Inc. *	176,714	2,436,886
Overseas Shipholding Group, Inc., Class A *	195,327	318,383
Par Pacific Holdings, Inc. *	87,928	1,911,555
Patterson-UTI Energy, Inc.	616,078	5,329,075
PBF Energy, Inc., Class A	353,092	8,368,280
PDC Energy, Inc. *	183,933	5,858,266
Peabody Energy Corp.	231,798	4,272,037
Penn Virginia Corp. *	40,239	1,146,812
ProPetro Holding Corp. *	217,565	2,317,067
QEP Resources, Inc.	696,650	2,480,074
Range Resources Corp.	610,291	2,172,636
Renewable Energy Group, Inc. *	111,218	1,353,523
REX American Resources Corp. *	16,757	1,150,871
RigNet, Inc. *	40,853	320,288
Ring Energy, Inc. *	177,655	259,376
Roan Resources, Inc. *(a)	102,656	116,001
RPC, Inc.	172,265	914,727
Security	Number of Shares	Value ($)
SandRidge Energy, Inc. *	87,237	408,269
SEACOR Holdings, Inc. *	51,750	2,430,698
SEACOR Marine Holdings, Inc. *	59,182	771,141
Select Energy Services, Inc., Class A *	173,247	1,413,696
SemGroup Corp., Class A	192,976	1,705,908
SM Energy Co.	302,206	2,864,913
Smart Sand, Inc. *(a)	63,452	150,381
Southwestern Energy Co. *	1,583,743	2,502,314
SRC Energy, Inc. *	712,046	3,574,471
Superior Energy Services, Inc. *	463,134	155,057
Talos Energy, Inc. *	62,652	1,192,894
Tellurian, Inc. *(a)	274,410	1,791,897
TETRA Technologies, Inc. *	368,635	611,934
Tidewater, Inc. *	109,746	1,729,597
Transocean Ltd. *	1,498,361	6,817,543
U.S. Well Services, Inc. *	65,910	197,730
Unit Corp. *	162,031	490,954
US Silica Holdings, Inc.	215,185	2,188,431
Valaris plc *(a)	574,767	2,678,414
W&T Offshore, Inc. *	275,486	1,206,629
Whiting Petroleum Corp. *	267,647	1,774,500
World Fuel Services Corp.	198,282	7,614,029
		193,066,717

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	358,461	9,413,186
Casey's General Stores, Inc.	107,696	18,076,774
Ingles Markets, Inc., Class A	41,259	1,604,150
Natural Grocers by Vitamin Cottage, Inc. *	22,907	216,242
Performance Food Group Co. *	309,543	14,483,517
PriceSmart, Inc.	67,013	4,049,596
Rite Aid Corp. *(a)	160,075	1,034,084
SpartanNash Co.	110,069	1,185,443
Sprouts Farmers Market, Inc. *	345,465	6,201,097
The Andersons, Inc.	77,661	1,779,990
The Chefs' Warehouse, Inc. *	67,453	2,602,337
United Natural Foods, Inc. *	156,059	1,254,714
Village Super Market, Inc., Class A	23,636	590,191
Weis Markets, Inc.	47,880	1,830,452
		64,321,773

Food, Beverage & Tobacco 1.6%
Alico, Inc.	6,456	192,712
B&G Foods, Inc. (a)	191,405	3,240,487
Beyond Meat, Inc. *(a)	29,988	5,026,888
Cal-Maine Foods, Inc.	88,700	3,595,898
Calavo Growers, Inc.	45,885	4,067,705
Coca-Cola Consolidated, Inc.	13,590	4,574,530
Darling Ingredients, Inc. *	485,563	9,031,472
Dean Foods Co. (a)	267,963	270,643
Farmer Brothers Co. *	30,749	373,293
Flowers Foods, Inc.	542,010	12,357,828
Fresh Del Monte Produce, Inc.	89,640	2,334,226
Freshpet, Inc. *	99,846	4,900,442
Hostess Brands, Inc. *	320,340	4,491,167
J&J Snack Foods Corp.	44,415	8,574,760
John B Sanfilippo & Son, Inc.	25,692	2,379,079
Lancaster Colony Corp.	57,213	8,347,377
Landec Corp. *	85,633	941,107
Limoneira Co.	43,353	787,290
MGP Ingredients, Inc.	38,230	1,841,539
National Beverage Corp. (a)	35,759	1,462,543
Primo Water Corp. *	99,346	1,215,001
Sanderson Farms, Inc.	57,121	8,546,444
Seaboard Corp.	785	3,242,191

56
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Seneca Foods Corp., Class A *	22,524	618,959
Simply Good Foods Co. *	148,827	4,409,744
The Boston Beer Co., Inc., Class A *	25,738	11,284,054
The Hain Celestial Group, Inc. *	264,589	5,040,420
Tootsie Roll Industries, Inc.	55,081	2,020,371
TreeHouse Foods, Inc. *	165,477	8,381,410
Universal Corp.	73,215	3,665,143
Vector Group Ltd.	318,121	3,715,653
		130,930,376

Health Care Equipment & Services 6.6%
AAC Holdings, Inc. *(a)	35,607	21,364
Acadia Healthcare Co., Inc. *	261,653	6,923,338
Accuray, Inc. *	260,724	698,740
Addus HomeCare Corp. *	29,811	2,622,772
Allscripts Healthcare Solutions, Inc. *	487,874	4,429,896
Amedisys, Inc. *	85,874	11,052,843
American Renal Associates Holdings, Inc. *	50,038	310,236
AMN Healthcare Services, Inc. *	137,620	8,037,008
AngioDynamics, Inc. *	108,507	1,993,274
Antares Pharma, Inc. *	442,542	1,433,836
AtriCure, Inc. *	104,024	2,849,217
Atrion Corp.	4,220	3,279,573
Avanos Medical, Inc. *	140,435	4,659,633
AxoGen, Inc. *	99,708	1,580,372
Axonics Modulation Technologies, Inc. *	24,636	819,640
BioTelemetry, Inc. *	98,854	3,919,561
Brookdale Senior Living, Inc. *	545,383	4,461,233
Cantel Medical Corp.	106,566	9,796,612
Capital Senior Living Corp. *	84,097	387,687
Cardiovascular Systems, Inc. *	102,100	4,944,703
Castlight Health, Inc., Class B *	219,137	308,983
Cerus Corp. *	402,375	2,160,754
Chemed Corp.	46,831	20,110,636
Community Health Systems, Inc. *	341,018	849,135
Computer Programs & Systems, Inc.	35,404	748,795
CONMED Corp.	76,582	7,717,168
CorVel Corp. *	26,525	2,234,201
Covetrus, Inc. *	281,331	3,738,889
CryoLife, Inc. *	100,845	2,702,646
Diplomat Pharmacy, Inc. *	170,003	987,717
Endologix, Inc. *	49,769	266,762
Enzo Biochem, Inc. *	128,821	418,668
Evolent Health, Inc., Class A *	218,690	1,502,400
GenMark Diagnostics, Inc. *	169,293	1,014,065
Glaukos Corp. *	99,764	6,415,823
Globus Medical, Inc., Class A *	225,307	11,506,428
Guardant Health, Inc. *	112,927	9,884,500
Haemonetics Corp. *	150,566	20,105,078
Hanger, Inc. *	108,948	2,056,938
HealthEquity, Inc. *	204,581	12,143,928
HealthStream, Inc. *	74,765	1,889,312
Heska Corp. *	20,571	1,443,878
Hill-Rom Holdings, Inc.	196,329	21,140,707
HMS Holdings Corp. *	255,484	9,332,831
ICU Medical, Inc. *	49,168	7,952,924
Inogen, Inc. *	52,467	2,432,895
Inovalon Holdings, Inc., Class A *	214,347	3,626,751
Inspire Medical Systems, Inc. *	36,972	2,569,924
Insulet Corp. *	175,378	27,038,026
Integer Holdings Corp. *	88,079	6,376,920
Integra LifeSciences Holdings Corp. *	208,907	12,538,598
Invacare Corp.	97,444	471,629
iRhythm Technologies, Inc. *	65,836	5,011,436
Lantheus Holdings, Inc. *	114,220	2,485,427
LeMaitre Vascular, Inc.	47,857	1,515,153
Security	Number of Shares	Value ($)
LHC Group, Inc. *	86,020	10,193,370
LivaNova plc *	141,729	11,002,422
Magellan Health, Inc. *	70,395	4,435,589
Masimo Corp. *	144,274	22,109,991
Medidata Solutions, Inc. *	183,097	16,768,023
MEDNAX, Inc. *	252,801	5,329,045
Meridian Bioscience, Inc.	128,231	1,183,572
Merit Medical Systems, Inc. *	161,457	5,615,474
Mesa Laboratories, Inc.	11,468	2,537,066
National HealthCare Corp.	28,142	2,273,874
National Research Corp.	32,600	2,087,378
Natus Medical, Inc. *	99,938	2,766,284
Neogen Corp. *	153,595	10,831,519
Nevro Corp. *	89,446	7,489,314
NextGen Healthcare, Inc. *	143,032	2,032,485
NuVasive, Inc. *	152,565	9,690,929
Omnicell, Inc. *	121,375	8,714,725
Option Care Health, Inc. *	392,659	1,374,307
OraSure Technologies, Inc. *	183,095	1,208,427
Orthofix Medical, Inc. *	55,679	2,830,720
Owens & Minor, Inc.	182,829	928,771
Patterson Cos., Inc.	242,446	4,053,697
Penumbra, Inc. *	91,940	13,381,867
Premier, Inc., Class A *	152,036	5,360,789
Quidel Corp. *	104,505	6,589,040
R1 RCM, Inc. *	287,888	3,356,774
RadNet, Inc. *	125,790	1,749,739
SeaSpine Holdings Corp. *	39,622	435,446
Select Medical Holdings Corp. *	317,065	5,142,794
Senseonics Holdings, Inc. *(a)	417,631	425,984
Shockwave Medical, Inc. *(a)	17,252	721,996
SI-BONE, Inc. *	23,734	461,389
Silk Road Medical, Inc. *	18,011	776,094
STAAR Surgical Co. *	83,797	2,523,128
Surgery Partners, Inc. *	53,038	341,565
Surmodics, Inc. *	39,029	1,836,705
Tabula Rasa HealthCare, Inc. *	53,472	3,037,210
Tactile Systems Technology, Inc. *	50,888	2,566,791
Tandem Diabetes Care, Inc. *	171,075	12,390,962
Teladoc Health, Inc. *	210,833	12,203,014
Tenet Healthcare Corp. *	245,837	5,322,371
The Ensign Group, Inc.	146,114	7,291,089
The Providence Service Corp. *	32,329	1,817,213
Tivity Health, Inc. *	141,328	2,580,649
TransEnterix, Inc. *(a)	559,253	512,108
TransMedics Group, Inc. *(a)	17,377	416,179
Triple-S Management Corp., Class B *	68,917	1,414,177
US Physical Therapy, Inc.	37,358	4,988,040
Varex Imaging Corp. *	111,889	2,948,275
ViewRay, Inc. *	170,341	671,144
Vocera Communications, Inc. *	92,858	2,131,091
Wright Medical Group N.V. *	345,664	7,207,094
		532,979,162

Household & Personal Products 0.7%
Avon Products, Inc. *	1,298,790	5,649,737
Central Garden & Pet Co. *	30,680	810,566
Central Garden & Pet Co., Class A *	120,351	2,895,645
Edgewell Personal Care Co. *	158,387	4,409,494
elf Beauty, Inc. *	68,863	1,123,844
Energizer Holdings, Inc.	187,665	7,225,102
Inter Parfums, Inc.	50,517	3,247,738
Medifast, Inc.	34,844	3,483,006
Natural Health Trends Corp.	21,431	162,018
Nu Skin Enterprises, Inc., Class A	163,964	6,660,218
Revlon, Inc., Class A *(a)	23,185	383,248
Spectrum Brands Holdings, Inc.	122,570	6,847,986

57
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	38,959	2,648,043
WD-40 Co.	40,746	7,427,996
		52,974,641

Insurance 2.7%
Ambac Financial Group, Inc. *	134,642	2,428,942
American Equity Investment Life Holding Co.	267,796	5,771,004
American National Insurance Co.	25,093	2,862,359
AMERISAFE, Inc.	56,447	3,877,909
Argo Group International Holdings Ltd.	100,506	6,605,254
Assured Guaranty Ltd.	298,989	12,721,982
Citizens, Inc. *(a)	143,839	903,309
CNO Financial Group, Inc.	468,742	6,787,384
Crawford & Co., Class A	49,185	474,635
Crawford & Co., Class B	28,887	250,161
Donegal Group, Inc., Class A	37,141	535,945
eHealth, Inc. *	55,731	4,642,950
EMC Insurance Group, Inc.	26,914	967,289
Employers Holdings, Inc.	93,860	4,048,182
Enstar Group Ltd. *	44,514	7,951,091
FBL Financial Group, Inc., Class A	29,081	1,577,063
First American Financial Corp.	329,494	19,258,924
Genworth Financial, Inc., Class A *	1,486,846	6,586,728
Global Indemnity Ltd.	12,111	311,858
Greenlight Capital Re Ltd., Class A *	79,597	731,496
Health Insurance Innovations, Inc., Class A *(a)	31,721	581,763
Horace Mann Educators Corp.	120,540	5,288,090
James River Group Holdings Ltd.	88,320	4,352,410
Kemper Corp.	183,847	12,865,613
Kinsale Capital Group, Inc.	56,776	5,577,107
Maiden Holdings Ltd.	202,433	97,168
MBIA, Inc. *	249,043	2,241,387
Mercury General Corp.	79,470	4,251,645
National General Holdings Corp.	189,831	4,476,215
National Western Life Group, Inc., Class A	6,606	1,703,159
NI Holdings, Inc. *	28,229	474,247
Palomar Holdings, Inc. *	17,182	584,703
Primerica, Inc.	124,540	14,841,432
ProAssurance Corp.	157,434	6,150,946
RLI Corp.	114,952	10,526,155
Safety Insurance Group, Inc.	43,103	4,156,853
Selective Insurance Group, Inc.	174,401	13,887,552
State Auto Financial Corp.	48,321	1,544,822
Stewart Information Services Corp.	69,526	2,490,421
The Hanover Insurance Group, Inc.	119,718	15,940,452
Third Point Reinsurance Ltd. *	219,298	2,065,787
Trupanion, Inc. *(a)	79,059	1,904,531
United Fire Group, Inc.	62,994	2,844,809
United Insurance Holdings Corp.	62,717	735,043
Universal Insurance Holdings, Inc.	93,305	2,332,625
Watford Holdings Ltd. *	10,570	245,224
White Mountains Insurance Group Ltd.	9,356	9,923,909
		221,378,533

Materials 4.4%
AdvanSix, Inc. *	83,139	1,857,325
AK Steel Holding Corp. *	929,830	2,008,433
Allegheny Technologies, Inc. *	371,780	7,368,680
Amcor plc *	4,771,775	46,858,831
American Vanguard Corp.	78,698	1,115,151
AptarGroup, Inc.	185,733	22,700,287
Balchem Corp.	94,859	8,422,531
Boise Cascade Co.	113,715	3,570,651
Security	Number of Shares	Value ($)
Cabot Corp.	171,353	6,854,120
Carpenter Technology Corp.	138,843	6,753,324
Century Aluminum Co. *	149,110	821,596
Chase Corp.	21,176	2,122,259
Clearwater Paper Corp. *	48,248	772,933
Cleveland-Cliffs, Inc. (a)	834,644	6,627,073
Coeur Mining, Inc. *	647,953	3,544,303
Commercial Metals Co.	345,572	5,415,113
Compass Minerals International, Inc.	99,282	4,937,294
Domtar Corp.	184,958	6,094,366
Eagle Materials, Inc.	130,065	10,950,172
Element Solutions, Inc. *	694,566	6,480,301
Ferro Corp. *	240,149	2,447,118
Forterra, Inc. *	54,631	326,693
FutureFuel Corp.	75,977	819,032
GCP Applied Technologies, Inc. *	214,906	3,771,600
Graphic Packaging Holding Co.	869,086	12,002,078
Greif, Inc., Class A	77,056	2,711,601
Greif, Inc., Class B	15,494	644,705
H.B. Fuller Co.	149,200	6,357,412
Hawkins, Inc.	28,284	1,254,395
Haynes International, Inc.	36,664	1,095,154
Hecla Mining Co.	1,445,627	2,573,216
Ingevity Corp. *	123,294	9,391,304
Innophos Holdings, Inc.	59,215	1,663,349
Innospec, Inc.	71,778	5,970,494
Kaiser Aluminum Corp.	47,282	4,181,147
Koppers Holdings, Inc. *	62,195	1,648,790
Kraton Corp. *	94,971	2,606,004
Kronos Worldwide, Inc.	64,575	707,096
Livent Corp. *	427,730	2,630,540
Loop Industries, Inc. *(a)	39,982	565,745
Louisiana-Pacific Corp.	361,796	8,697,576
LSB Industries, Inc. *	59,569	278,187
Materion Corp.	60,333	3,549,994
McEwen Mining, Inc. *(a)	814,143	1,652,710
Mercer International, Inc.	127,683	1,537,303
Minerals Technologies, Inc.	103,165	4,972,553
Myers Industries, Inc.	103,647	1,744,379
Neenah, Inc.	50,072	3,193,592
Olin Corp.	486,089	8,253,791
OMNOVA Solutions, Inc. *	131,611	1,322,691
Owens-Illinois, Inc.	455,882	4,636,320
P.H. Glatfelter Co.	128,505	1,847,902
PolyOne Corp.	228,057	7,300,105
PQ Group Holdings, Inc. *	107,122	1,530,773
Quaker Chemical Corp.	37,885	6,018,411
Ramaco Resources, Inc. *	18,029	76,804
Rayonier Advanced Materials, Inc.	146,008	512,488
Resolute Forest Products, Inc.	268,044	1,147,228
Schnitzer Steel Industries, Inc., Class A	78,106	1,729,267
Schweitzer-Mauduit International, Inc.	90,473	3,034,464
Sensient Technologies Corp.	124,272	8,117,447
Silgan Holdings, Inc.	229,691	6,835,604
Stepan Co.	60,126	5,735,419
Summit Materials, Inc., Class A *	329,196	6,906,532
SunCoke Energy, Inc. *	262,760	1,639,622
The Scotts Miracle-Gro Co.	116,038	12,337,160
TimkenSteel Corp. *	116,495	608,104
Tredegar Corp.	75,165	1,299,603
Trinseo S.A.	119,619	4,197,431
Tronox Holdings plc, Class A *	258,053	1,917,334
United States Lime & Minerals, Inc.	6,018	464,409
United States Steel Corp.	508,763	5,632,006
US Concrete, Inc. *	47,240	1,914,165
Valhi, Inc.	79,631	155,281
Valvoline, Inc.	551,904	12,473,030
Venator Materials plc *	142,961	318,803

58
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Verso Corp., Class A *	101,133	1,032,568
Warrior Met Coal, Inc.	125,274	2,618,227
Worthington Industries, Inc.	114,237	3,964,024
		359,845,523

Media & Entertainment 2.7%
AMC Entertainment Holdings, Inc., Class A (a)	151,281	1,680,732
AMC Networks, Inc., Class A *	133,787	6,488,669
ANGI Homeservices, Inc., Class A *(a)	173,978	1,350,069
Cable One, Inc.	14,585	18,925,788
Cargurus, Inc. *	98,180	3,202,632
Cars.com, Inc. *	179,656	1,600,735
Central European Media Enterprises Ltd., Class A *	259,170	1,202,549
Cinemark Holdings, Inc.	313,771	11,973,501
Clear Channel Outdoor Holdings, Inc. *	1,054,293	2,741,162
comScore, Inc. *	138,836	258,235
Emerald Expositions Events, Inc.	74,375	711,025
Entercom Communications Corp., Class A	361,157	1,285,719
Entravision Communications Corp., Class A	173,037	529,493
Eventbrite, Inc., Class A *	33,698	589,041
Gannett Co., Inc.	338,486	3,560,873
Global Eagle Entertainment, Inc. *	146,942	102,859
Glu Mobile, Inc. *	329,069	1,461,066
Gray Television, Inc. *	229,489	3,511,182
Hemisphere Media Group, Inc. *	49,633	589,144
John Wiley & Sons, Inc., Class A	134,848	6,000,736
Liberty Latin America Ltd., Class A *	126,717	2,080,693
Liberty Latin America Ltd., Class C *	352,224	5,808,174
Liberty Media Corp. - Liberty Braves, Class A *	27,310	750,206
Liberty Media Corp. - Liberty Braves, Class C *	103,629	2,845,652
Liberty TripAdvisor Holdings, Inc., Class A *	211,367	1,847,348
Loral Space & Communications, Inc. *	37,065	1,371,034
Match Group, Inc. (a)	161,540	13,698,592
Meredith Corp.	118,074	5,169,280
MSG Networks, Inc., Class A *	179,494	2,943,702
National CineMedia, Inc.	181,654	1,489,563
New Media Investment Group, Inc. (a)	158,299	1,389,865
Nexstar Media Group, Inc., Class A	135,476	13,397,222
Pinterest, Inc., Class A *	254,801	8,770,250
Scholastic Corp.	81,371	2,853,681
Sciplay Corp., Class A *	64,570	614,061
Sinclair Broadcast Group, Inc., Class A	192,970	8,600,673
TEGNA, Inc.	637,750	9,126,202
The E.W. Scripps Co., Class A	165,717	2,048,262
The Madison Square Garden Co., Class A *	50,928	12,850,662
The Marcus Corp.	63,855	2,142,974
The New York Times Co., Class A	418,178	12,210,798
Tribune Media Co., Class A	239,050	11,134,949
Tribune Publishing Co.	59,306	453,691
TrueCar, Inc. *	253,295	1,003,048
WideOpenWest, Inc. *	80,044	449,847
World Wrestling Entertainment, Inc., Class A	128,721	9,194,541
Yelp, Inc. *	192,661	6,456,070
Zynga, Inc., Class A *	2,473,216	14,122,063
		222,588,313

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
ACADIA Pharmaceuticals, Inc. *	331,697	9,174,739
Accelerate Diagnostics, Inc. *(a)	74,249	1,395,139
Acceleron Pharma, Inc. *	130,031	5,839,692
Achillion Pharmaceuticals, Inc. *	406,597	1,768,697
Aclaris Therapeutics, Inc. *	107,340	108,413
Acorda Therapeutics, Inc. *	118,624	383,156
Aduro Biotech, Inc. *	148,393	182,523
Aerie Pharmaceuticals, Inc. *	116,986	2,533,917
Agenus, Inc. *	298,720	860,314
Agios Pharmaceuticals, Inc. *	151,095	5,734,055
Aimmune Therapeutics, Inc. *	108,769	2,217,800
Akcea Therapeutics, Inc. *(a)	49,514	1,042,765
Akebia Therapeutics, Inc. *	313,831	1,296,122
Akorn, Inc. *	275,975	797,568
Alder Biopharmaceuticals, Inc. *	211,421	1,892,218
Alector, Inc. *	28,419	467,777
Allakos, Inc. *(a)	70,144	6,204,938
Allogene Therapeutics, Inc. *(a)	57,033	1,553,009
AMAG Pharmaceuticals, Inc. *	97,622	1,066,032
Amicus Therapeutics, Inc. *	728,037	7,200,286
Amneal Pharmaceuticals, Inc. *	236,193	602,292
Amphastar Pharmaceuticals, Inc. *	103,220	2,318,321
AnaptysBio, Inc. *	68,232	2,773,631
ANI Pharmaceuticals, Inc. *	24,719	1,619,095
Anika Therapeutics, Inc. *	41,442	2,352,248
Apellis Pharmaceuticals, Inc. *	110,634	3,219,449
Aptinyx, Inc. *	19,620	66,316
Arcus Biosciences, Inc. *	26,535	207,238
Arena Pharmaceuticals, Inc. *	146,026	7,723,315
Arqule, Inc. *	311,831	2,794,006
Arrowhead Pharmaceuticals, Inc. *	278,150	9,504,386
Arvinas Holding Co. LLC *	21,707	564,599
Assembly Biosciences, Inc. *	60,059	679,267
Assertio Therapeutics, Inc. *	187,528	270,040
Atara Biotherapeutics, Inc. *	156,282	2,109,807
Athenex, Inc. *	155,523	2,290,854
Audentes Therapeutics, Inc. *	104,960	3,264,256
Avrobio, Inc. *	63,056	1,228,331
Bellicum Pharmaceuticals, Inc. *(a)	127,190	147,540
BioCryst Pharmaceuticals, Inc. *	325,856	974,309
Biohaven Pharmaceutical Holding Co., Ltd. *	121,434	4,758,998
Blueprint Medicines Corp. *	143,843	11,028,443
Bruker Corp.	295,541	12,758,505
Cambrex Corp. *	98,613	5,909,877
Cara Therapeutics, Inc. *	119,201	2,794,071
CASI Pharmaceuticals, Inc. *(a)	153,080	499,041
Catalent, Inc. *	428,336	22,590,441
Charles River Laboratories International, Inc. *	143,439	18,819,197
Chimerix, Inc. *	134,248	271,181
Clovis Oncology, Inc. *	156,235	876,478
Codexis, Inc. *	142,055	1,993,032
Coherus Biosciences, Inc. *	171,868	3,813,751
Corcept Therapeutics, Inc. *	305,820	3,856,390
Cortexyme, Inc. *(a)	13,193	261,881
Crinetics Pharmaceuticals, Inc. *(a)	19,127	303,354
Cyclerion Therapeutics, Inc. *	45,780	435,368
Cymabay Therapeutics, Inc. *	199,752	1,182,532
Cytokinetics, Inc. *	167,775	2,357,239
CytomX Therapeutics, Inc. *	131,912	1,158,187
Deciphera Pharmaceuticals, Inc. *	72,053	2,614,083
Denali Therapeutics, Inc. *	196,155	3,530,790
Dermira, Inc. *	130,696	1,046,875
Dicerna Pharmaceuticals, Inc. *	150,901	2,097,524
Dova Pharmaceuticals, Inc. *(a)	38,810	581,762

59
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Dynavax Technologies Corp. *(a)	260,103	1,076,826
Eagle Pharmaceuticals, Inc. *	30,137	1,699,425
Editas Medicine, Inc. *	129,545	3,216,602
Eidos Therapeutics, Inc. *(a)	18,265	763,660
Eloxx Pharmaceuticals, Inc. *	72,305	448,291
Emergent BioSolutions, Inc. *	133,109	5,830,174
Enanta Pharmaceuticals, Inc. *	46,615	3,288,688
Endo International plc *	591,802	1,402,571
Epizyme, Inc. *	213,248	2,765,827
Esperion Therapeutics, Inc. *	72,309	2,649,402
Evelo Biosciences, Inc. *(a)	14,305	78,534
Exact Sciences Corp. *	379,783	45,277,729
FibroGen, Inc. *	225,877	10,087,667
Five Prime Therapeutics, Inc. *	104,361	566,680
Flexion Therapeutics, Inc. *(a)	97,594	1,285,313
G1 Therapeutics, Inc. *	75,388	2,736,584
Genomic Health, Inc. *	62,901	4,821,991
Geron Corp. *(a)	557,910	781,074
Global Blood Therapeutics, Inc. *	175,875	8,086,733
Gossamer Bio, Inc. *	52,502	1,100,442
Gritstone Oncology, Inc. *(a)	54,961	556,205
Halozyme Therapeutics, Inc. *	373,525	6,170,633
Harpoon Therapeutics, Inc. *	16,428	237,877
Heron Therapeutics, Inc. *	204,131	3,780,506
Homology Medicines, Inc. *	73,039	1,381,168
Horizon Therapeutics plc *	544,039	15,031,798
ImmunoGen, Inc. *	437,176	1,189,119
Immunomedics, Inc. *	508,395	6,507,456
Innoviva, Inc. *	199,416	2,311,231
Inovio Pharmaceuticals, Inc. *(a)	268,350	579,636
Insmed, Inc. *	255,345	4,197,872
Intellia Therapeutics, Inc. *	114,090	1,618,937
Intercept Pharmaceuticals, Inc. *	69,708	4,473,859
Intersect ENT, Inc. *	92,307	1,511,989
Intra-Cellular Therapies, Inc. *	139,911	1,197,638
Intrexon Corp. *(a)	208,994	1,220,525
Invitae Corp. *	249,945	6,063,666
Iovance Biotherapeutics, Inc. *	364,147	7,650,728
Ironwood Pharmaceuticals, Inc. *	455,961	4,244,997
Jounce Therapeutics, Inc. *	45,881	172,971
Kaleido Biosciences, Inc. *(a)	14,762	138,172
Karyopharm Therapeutics, Inc. *	147,507	1,274,460
Kodiak Sciences, Inc. *	26,769	294,459
Kura Oncology, Inc. *	113,327	1,720,304
La Jolla Pharmaceutical Co. *	60,869	582,516
Lannett Co., Inc. *(a)	99,236	1,022,131
Lexicon Pharmaceuticals, Inc. *(a)	142,926	188,662
Ligand Pharmaceuticals, Inc. *	57,952	5,268,416
Luminex Corp.	123,375	2,529,188
MacroGenics, Inc. *	128,237	1,838,919
Madrigal Pharmaceuticals, Inc. *	24,308	2,253,352
Mallinckrodt plc *	247,139	640,090
MannKind Corp. *(a)	506,287	556,916
Medpace Holdings, Inc. *	77,218	6,247,708
Melinta Therapeutics, Inc. *(a)	22,612	50,877
Menlo Therapeutics, Inc. *	21,443	105,500
Mirati Therapeutics, Inc. *	96,517	7,911,499
Momenta Pharmaceuticals, Inc. *	288,599	3,645,005
MyoKardia, Inc. *	111,977	6,021,003
Myriad Genetics, Inc. *	216,773	5,100,669
NantKwest, Inc. *(a)	81,243	105,616
Natera, Inc. *	171,182	5,640,447
NeoGenomics, Inc. *	302,336	7,552,353
NextCure, Inc. *	15,033	522,096
NGM Biopharmaceuticals, Inc. *(a)	19,195	340,327
Novavax, Inc. *(a)	70,357	420,031
Odonate Therapeutics, Inc. *	37,744	1,162,893
Omeros Corp. *(a)	134,145	2,480,341
Security	Number of Shares	Value ($)
OPKO Health, Inc. *	1,170,900	2,154,456
Optinose, Inc. *(a)	40,721	311,923
Organogenesis Holdings, Inc. *(a)	49,294	203,091
Osmotica Pharmaceuticals plc *	19,586	59,933
Ovid therapeutics, Inc. *	73,880	130,768
Pacific Biosciences of California, Inc. *	400,634	2,223,519
Pacira BioSciences, Inc. *	121,209	4,513,823
Paratek Pharmaceuticals, Inc. *(a)	84,714	316,830
PDL BioPharma, Inc. *	348,734	816,038
Phibro Animal Health Corp., Class A	58,981	1,217,958
Portola Pharmaceuticals, Inc. *	206,182	5,991,649
Precision BioSciences, Inc. *	23,410	199,453
Prestige Consumer Healthcare, Inc. *	153,261	4,885,961
Principia Biopharma, Inc. *	25,851	1,026,285
Progenics Pharmaceuticals, Inc. *	246,778	1,085,823
Prothena Corp. plc *	116,826	982,507
PTC Therapeutics, Inc. *	160,320	7,145,462
Puma Biotechnology, Inc. *	90,063	968,177
Quanterix Corp. *	39,261	1,033,742
Radius Health, Inc. *	123,515	3,495,475
Reata Pharmaceuticals, Inc., Class A *	46,753	3,604,656
REGENXBIO, Inc. *	90,067	3,106,411
Repligen Corp. *	131,282	12,184,282
resTORbio, Inc. *(a)	43,763	421,000
Retrophin, Inc. *	121,831	1,533,852
Revance Therapeutics, Inc. *	112,621	1,193,783
Rhythm Pharmaceuticals, Inc. *	63,331	1,426,214
Rocket Pharmaceuticals, Inc. *	97,585	1,058,797
Rubius Therapeutics, Inc. *(a)	34,039	315,882
Sangamo Therapeutics, Inc. *	337,632	3,680,189
Seres Therapeutics, Inc. *	138,507	558,183
SIGA Technologies, Inc. *	126,552	635,291
Solid Biosciences, Inc. *(a)	41,651	336,540
Spark Therapeutics, Inc. *	96,743	9,423,736
Spectrum Pharmaceuticals, Inc. *	312,807	2,296,003
Supernus Pharmaceuticals, Inc. *	153,295	4,143,564
Surface Oncology, Inc. *	21,103	43,472
Synthorx, Inc. *(a)	37,070	663,924
Syros Pharmaceuticals, Inc. *	99,861	1,095,475
TCR2 Therapeutics, Inc. *(a)	15,302	257,992
TG Therapeutics, Inc. *	216,593	1,345,043
The Medicines Co. *	206,111	8,648,418
TherapeuticsMD, Inc. *(a)	600,422	1,735,220
Theravance Biopharma, Inc. *	126,661	2,790,342
Tricida, Inc. *	76,367	2,664,445
Turning Point Therapeutics *	28,246	1,540,254
Twist Bioscience Corp. *	66,646	1,934,733
Ultragenyx Pharmaceutical, Inc. *	159,471	8,686,385
UNITY Biotechnology, Inc. *(a)	13,590	82,899
Vanda Pharmaceuticals, Inc. *	156,039	2,198,590
Voyager Therapeutics, Inc. *	70,892	1,266,840
WaVe Life Sciences Ltd. *	53,884	1,239,332
Xencor, Inc. *	140,655	5,243,618
Y-mAbs Therapeutics, Inc. *	17,874	474,912
ZIOPHARM Oncology, Inc. *(a)	439,973	2,195,465
Zogenix, Inc. *	124,162	5,300,476
		569,733,525

Real Estate 9.2%
Acadia Realty Trust	242,456	6,631,172
Agree Realty Corp.	123,362	9,213,908
Alexander & Baldwin, Inc.	198,476	4,543,116
Alexander's, Inc.	11,052	4,172,904
Altisource Portfolio Solutions S.A. *	28,822	570,676
American Assets Trust, Inc.	138,937	6,510,588
American Finance Trust, Inc. (a)	162,132	1,940,720
Americold Realty Trust	563,383	20,518,409

60
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	617,045	9,829,527
Armada Hoffler Properties, Inc.	153,771	2,666,389
Ashford Hospitality Trust, Inc.	255,835	716,338
Braemar Hotels & Resorts, Inc.	89,612	821,742
Brandywine Realty Trust	516,035	7,405,102
CareTrust REIT, Inc.	279,971	6,660,510
CBL & Associates Properties, Inc. (a)	506,563	460,972
Cedar Realty Trust, Inc.	267,958	635,060
Chatham Lodging Trust	137,055	2,273,742
Chesapeake Lodging Trust	179,544	4,623,258
CIM Commercial Trust Corp.	6,383	127,660
Colony Capital, Inc.	1,421,934	6,398,703
Columbia Property Trust, Inc.	345,002	7,379,593
CoreCivic, Inc.	352,018	5,966,705
CorePoint Lodging, Inc.	114,386	1,040,913
CoreSite Realty Corp.	108,214	12,572,303
Corporate Office Properties Trust	329,940	9,531,967
Cousins Properties, Inc.	427,723	14,841,988
CubeSmart	554,440	19,898,852
DiamondRock Hospitality Co.	589,821	5,585,605
Easterly Government Properties, Inc.	230,452	4,735,789
EastGroup Properties, Inc.	107,886	13,433,965
Empire State Realty Trust, Inc., Class A	417,674	5,872,496
EPR Properties	222,167	17,384,568
Equity Commonwealth	358,818	12,077,814
eXp World Holdings, Inc. *(a)	111,840	973,008
First Industrial Realty Trust, Inc.	372,207	14,497,463
Forestar Group, Inc. *	30,768	586,438
Four Corners Property Trust, Inc.	202,119	5,758,370
Franklin Street Properties Corp.	314,069	2,377,502
Front Yard Residential Corp.	144,516	1,602,682
FRP Holdings, Inc. *	19,160	942,480
Getty Realty Corp.	99,506	3,160,311
Gladstone Commercial Corp.	90,062	2,041,706
Global Net Lease, Inc.	245,857	4,715,537
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	184,999	5,111,522
Healthcare Realty Trust, Inc.	380,776	12,653,186
Hersha Hospitality Trust	106,261	1,477,028
Hospitality Properties Trust	484,320	11,691,485
Hudson Pacific Properties, Inc.	454,178	15,442,052
Independence Realty Trust, Inc.	263,588	3,666,509
Industrial Logistics Properties Trust	190,605	4,077,041
Investors Real Estate Trust	34,478	2,387,601
iStar, Inc.	188,848	2,417,254
Kennedy-Wilson Holdings, Inc.	363,473	7,625,664
Kite Realty Group Trust	246,056	3,516,140
Lexington Realty Trust	617,681	6,417,706
Life Storage, Inc.	137,321	14,550,533
LTC Properties, Inc.	117,329	5,725,655
Mack-Cali Realty Corp.	264,634	5,390,595
Marcus & Millichap, Inc. *	63,362	2,286,101
Medical Properties Trust, Inc.	1,290,583	23,991,938
Monmouth Real Estate Investment Corp., Class A	275,445	3,613,838
National Health Investors, Inc.	126,878	10,525,799
National Storage Affiliates Trust	168,031	5,622,317
New Senior Investment Group, Inc.	240,897	1,505,606
Newmark Group, Inc., Class A	428,458	3,719,015
NexPoint Residential Trust, Inc.	62,223	2,887,147
NorthStar Realty Europe Corp.	148,717	2,517,779
Office Properties Income Trust	140,877	3,819,175
One Liberty Properties, Inc.	43,351	1,160,940
Outfront Media, Inc.	415,364	11,414,203
Paramount Group, Inc.	592,702	7,811,812
Pebblebrook Hotel Trust	384,726	10,376,060
Pennsylvania Real Estate Investment Trust (a)	177,122	910,407
Security	Number of Shares	Value ($)
Physicians Realty Trust	543,887	9,420,123
Piedmont Office Realty Trust, Inc., Class A	367,929	7,262,918
PotlatchDeltic Corp.	197,951	7,617,154
Preferred Apartment Communities, Inc., Class A	126,074	1,696,956
PS Business Parks, Inc.	59,010	10,598,786
QTS Realty Trust, Inc., Class A	162,259	7,960,427
Rayonier, Inc.	381,721	10,230,123
RE/MAX Holdings, Inc., Class A	51,749	1,328,397
Realogy Holdings Corp. (a)	333,678	1,594,981
Redfin Corp. *	203,964	3,444,952
Retail Opportunity Investments Corp.	335,016	5,866,130
Retail Properties of America, Inc., Class A	630,593	7,163,536
Retail Value, Inc.	46,375	1,715,411
Rexford Industrial Realty, Inc.	322,406	14,247,121
RLJ Lodging Trust	511,931	8,298,401
RPT Realty	235,366	2,800,855
Ryman Hospitality Properties, Inc.	151,451	12,064,587
Sabra Health Care REIT, Inc.	556,727	12,036,438
Saul Centers, Inc.	34,309	1,723,341
Seritage Growth Properties, Class A	81,507	3,186,109
SITE Centers Corp.	417,713	5,789,502
Spirit MTA REIT	126,900	1,065,960
Spirit Realty Capital, Inc.	256,107	12,277,770
STAG Industrial, Inc.	369,747	10,752,243
STORE Capital Corp.	594,337	22,442,165
Summit Hotel Properties, Inc.	311,835	3,480,079
Sunstone Hotel Investors, Inc.	673,865	8,854,586
Tanger Factory Outlet Centers, Inc. (a)	275,644	3,897,606
Taubman Centers, Inc.	179,119	6,994,597
Tejon Ranch Co. *	61,638	1,031,820
Terreno Realty Corp.	185,235	9,365,482
The GEO Group, Inc.	358,330	6,148,943
The Howard Hughes Corp. *	115,418	14,573,831
The RMR Group, Inc., Class A	44,688	2,082,014
The St. Joe Co. *	176,479	3,173,092
UMH Properties, Inc.	106,569	1,370,477
Uniti Group, Inc.	539,454	3,986,565
Universal Health Realty Income Trust	37,044	3,581,784
Urban Edge Properties	355,208	6,219,692
Urstadt Biddle Properties, Inc.	10,506	177,656
Urstadt Biddle Properties, Inc., Class A	86,523	1,816,118
Washington Prime Group, Inc. (a)	543,619	1,755,889
Washington Real Estate Investment Trust	236,169	6,256,117
Weingarten Realty Investors	352,434	9,335,977
Whitestone REIT	116,573	1,447,837
Xenia Hotels & Resorts, Inc.	329,912	6,667,522
		742,812,729

Retailing 3.4%
1-800-Flowers.com, Inc., Class A *	70,852	1,042,941
Aaron's, Inc.	198,902	12,751,607
Abercrombie & Fitch Co., Class A	195,096	2,852,304
America's Car-Mart, Inc. *	18,523	1,588,903
American Eagle Outfitters, Inc.	482,633	8,117,887
Asbury Automotive Group, Inc. *	57,178	5,391,885
Ascena Retail Group, Inc. *	515,913	128,411
At Home Group, Inc. *	79,111	533,208
AutoNation, Inc. *	168,440	7,994,162
Barnes & Noble Education, Inc. *	105,955	413,225
Bed Bath & Beyond, Inc. (a)	387,034	3,742,619
Big Lots, Inc.	116,872	2,658,838
Boot Barn Holdings, Inc. *	82,685	2,831,961
Caleres, Inc.	123,751	2,493,583

61
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Camping World Holdings, Inc., Class A (a)	95,479	725,640
Carvana Co. *	106,089	8,610,183
Chico's FAS, Inc.	345,112	1,076,749
Conn's, Inc. *	73,334	1,478,413
Core-Mark Holding Co., Inc.	135,627	4,392,959
Designer Brands, Inc., Class A	170,376	2,809,500
Dick's Sporting Goods, Inc.	197,845	6,734,644
Dillard's, Inc., Class A (a)	52,197	3,054,568
Duluth Holdings, Inc., Class B *	29,120	267,613
Etsy, Inc. *	353,467	18,659,523
Express, Inc. *	200,415	424,880
Five Below, Inc. *	164,543	20,217,398
Floor & Decor Holdings, Inc., Class A *	169,846	8,359,820
Francesca's Holdings Corp. *(a)	8,797	38,267
GameStop Corp., Class A (a)	263,949	1,047,878
Genesco, Inc. *	50,591	1,805,087
GNC Holdings, Inc., Class A *(a)	246,051	482,260
Group 1 Automotive, Inc.	51,823	3,872,215
Groupon, Inc. *	1,197,015	2,968,597
Guess?, Inc.	149,710	2,705,260
Haverty Furniture Cos., Inc.	57,503	1,101,182
Hibbett Sports, Inc. *	53,394	883,137
J. Jill, Inc. (a)	38,910	72,762
J.C. Penney Co., Inc. *	911,866	678,520
Lands' End, Inc. *	47,244	366,141
Liquidity Services, Inc. *	76,174	576,637
Lithia Motors, Inc., Class A	65,922	8,640,397
Lumber Liquidators Holdings, Inc. *(a)	83,820	788,746
MarineMax, Inc. *	66,162	956,703
Monro, Inc.	97,909	7,609,487
Murphy USA, Inc. *	87,661	7,836,893
National Vision Holdings, Inc. *	229,830	6,517,979
Office Depot, Inc.	1,603,588	2,084,664
Ollie's Bargain Outlet Holdings, Inc. *	153,323	8,501,760
Overstock.com, Inc. *	85,947	1,351,946
Party City Holdco, Inc. *	161,999	761,395
Penske Automotive Group, Inc.	105,369	4,507,686
PetMed Express, Inc. (a)	58,105	918,059
Pier 1 Imports, Inc. *	11,802	51,693
Pool Corp.	116,903	22,957,411
Quotient Technology, Inc. *	216,390	1,588,303
Rent-A-Center, Inc. *	133,318	3,403,609
RH *	47,327	6,779,593
Sally Beauty Holdings, Inc. *	353,169	4,319,257
Shoe Carnival, Inc.	27,867	856,632
Shutterfly, Inc. *	100,443	5,110,540
Shutterstock, Inc. *	55,700	1,955,627
Signet Jewelers Ltd.	154,537	1,891,533
Sleep Number Corp. *	88,517	3,703,551
Sonic Automotive, Inc., Class A	69,951	1,882,381
Sportsman's Warehouse Holdings, Inc. *	110,787	467,521
Stamps.com, Inc. *	47,684	3,068,942
Stitch Fix, Inc., Class A *(a)	64,041	1,220,621
Tailored Brands, Inc. (a)	149,490	810,236
The Buckle, Inc.	85,116	1,668,274
The Cato Corp., Class A	67,163	1,150,502
The Children's Place, Inc.	46,407	4,049,011
The Container Store Group, Inc. *	44,480	199,270
The Michaels Cos., Inc. *	268,893	1,524,623
The Rubicon Project, Inc. *	131,101	1,341,163
Tile Shop Holdings, Inc.	108,942	293,054
Urban Outfitters, Inc. *	200,803	4,700,798
Vitamin Shoppe, Inc. *	45,836	295,642
Waitr Holdings, Inc. *(a)	184,668	319,476
Weyco Group, Inc.	18,409	451,573
Security	Number of Shares	Value ($)
Winmark Corp.	7,069	1,148,713
Zumiez, Inc. *	55,285	1,436,304
		275,072,935

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	112,979	5,834,236
Amkor Technology, Inc. *	378,374	3,310,772
Aquantia Corp. *	77,819	1,025,654
Axcelis Technologies, Inc. *	96,933	1,484,044
Brooks Automation, Inc.	212,513	7,083,058
Cabot Microelectronics Corp.	85,617	10,672,159
CEVA, Inc. *	64,592	2,028,835
Cirrus Logic, Inc. *	171,441	9,196,095
Cohu, Inc.	121,026	1,442,630
Cree, Inc. *	309,358	13,280,739
Cypress Semiconductor Corp.	1,075,064	24,737,223
Diodes, Inc. *	117,111	4,280,407
Entegris, Inc.	398,419	17,064,286
FormFactor, Inc. *	218,700	3,737,583
Ichor Holdings Ltd. *	65,299	1,388,257
Impinj, Inc. *	44,515	1,619,456
Inphi Corp. *	132,588	8,113,060
Kulicke & Soffa Industries, Inc.	190,387	3,965,761
Lattice Semiconductor Corp. *	386,874	7,617,549
MACOM Technology Solutions Holdings, Inc. *	134,845	2,648,356
MaxLinear, Inc., Class A *	190,334	3,772,420
MKS Instruments, Inc.	159,442	12,482,714
Monolithic Power Systems, Inc.	116,443	17,531,658
Nanometrics, Inc. *	72,886	1,989,059
NeoPhotonics Corp. *	105,174	658,389
PDF Solutions, Inc. *	82,386	964,740
Photronics, Inc. *	195,486	2,111,249
Power Integrations, Inc.	86,049	7,660,082
Rambus, Inc. *	323,192	4,052,828
Rudolph Technologies, Inc. *	91,971	2,022,442
Semtech Corp. *	196,422	8,243,831
Silicon Laboratories, Inc. *	127,476	13,894,884
SMART Global Holdings, Inc. *	37,394	1,062,363
SolarEdge Technologies, Inc. *	131,253	10,752,246
SunPower Corp. *	177,921	2,227,571
Synaptics, Inc. *	102,314	3,276,094
Ultra Clean Holdings, Inc. *	114,181	1,363,321
Universal Display Corp.	124,781	25,638,752
Veeco Instruments, Inc. *	143,141	1,325,486
Versum Materials, Inc.	321,370	16,711,240
Xperi Corp.	143,908	2,636,395
		270,907,924

Software & Services 10.6%
2U, Inc. *	168,137	3,006,290
8x8, Inc. *	282,721	6,872,948
A10 Networks, Inc. *	157,859	1,095,541
ACI Worldwide, Inc. *	325,936	9,706,374
Alarm.com Holdings, Inc. *	103,399	4,921,792
Altair Engineering, Inc., Class A *	81,359	2,795,495
Alteryx, Inc., Class A *	136,889	19,499,838
Anaplan, Inc. *	48,172	2,617,185
Appfolio, Inc., Class A *	34,590	3,416,454
Appian Corp. *	91,747	5,456,194
Avalara, Inc. *	131,007	11,049,130
Avaya Holdings Corp. *	304,791	4,303,649
Benefitfocus, Inc. *	76,814	2,006,382
Blackbaud, Inc.	144,819	13,174,184
Blackline, Inc. *	137,549	7,005,371
Bottomline Technologies (DE), Inc. *	111,537	4,599,786

62
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Box, Inc., Class A *	432,809	6,331,996
CACI International, Inc., Class A *	73,184	16,268,071
Carbon Black, Inc. *	138,437	3,613,206
Carbonite, Inc. *	95,903	1,155,631
Cardtronics plc, Class A *	109,575	3,245,612
Cass Information Systems, Inc.	34,596	1,750,558
Ceridian HCM Holding, Inc. *	231,745	13,387,909
ChannelAdvisor Corp. *	76,020	653,772
Cision Ltd. *	220,677	1,527,085
Cloudera, Inc. *(a)	666,940	4,761,952
CommVault Systems, Inc. *	112,442	4,876,610
Conduent, Inc. *	536,577	3,493,116
CoreLogic, Inc. *	236,891	11,465,524
Cornerstone OnDemand, Inc. *	160,093	8,352,052
Coupa Software, Inc. *	160,451	22,291,457
CSG Systems International, Inc.	97,394	5,247,589
Dropbox, Inc., Class A *	577,087	10,329,857
Ebix, Inc.	64,260	2,276,089
Elastic N.V. *	21,548	1,893,854
Endurance International Group Holdings, Inc. *	237,228	1,195,629
Envestnet, Inc. *	141,666	8,104,712
Euronet Worldwide, Inc. *	152,722	23,387,847
Everbridge, Inc. *	86,437	7,450,869
EVERTEC, Inc.	175,702	6,124,972
Exela Technologies, Inc. *	132,830	152,755
ExlService Holdings, Inc. *	101,321	6,859,432
Fair Isaac Corp. *	85,124	30,024,937
FireEye, Inc. *	604,872	8,123,431
Five9, Inc. *	175,175	11,072,812
ForeScout Technologies, Inc. *	106,031	3,799,091
Genpact Ltd.	447,914	18,346,557
GreenSky, Inc., Class A *(a)	135,166	919,129
GTT Communications, Inc. *(a)	98,919	940,720
GTY Technology Holdings, Inc. *	98,325	615,515
HubSpot, Inc. *	115,091	22,981,371
Instructure, Inc. *	96,498	3,991,157
Internap Corp. *(a)	53,881	118,538
j2 Global, Inc.	136,973	11,587,916
KBR, Inc.	416,997	10,641,763
LivePerson, Inc. *	174,841	6,948,181
LiveRamp Holdings, Inc. *	202,843	8,592,429
LogMeIn, Inc.	146,892	9,818,261
Manhattan Associates, Inc. *	189,942	15,694,907
ManTech International Corp., Class A	78,127	5,490,766
MAXIMUS, Inc.	187,920	14,458,565
MicroStrategy, Inc., Class A *	24,043	3,445,121
MoneyGram International, Inc. *(a)	84,824	363,047
MongoDB, Inc. *	96,308	14,668,671
Monotype Imaging Holdings, Inc.	121,789	2,405,333
New Relic, Inc. *	136,928	7,851,452
NIC, Inc.	198,117	4,124,796
Okta, Inc. *	305,390	38,631,835
OneSpan, Inc. *	92,254	1,245,429
Pagerduty, Inc. *(a)	26,766	1,051,101
Paylocity Holding Corp. *	93,198	10,179,086
Pegasystems, Inc.	108,810	7,633,022
Perficient, Inc. *	96,620	3,559,481
Perspecta, Inc.	410,416	10,650,295
Pivotal Software, Inc., Class A *	227,645	3,394,187
Pluralsight, Inc., Class A *	175,464	2,824,970
Presidio, Inc.	139,171	2,229,519
Progress Software Corp.	130,431	4,927,683
Proofpoint, Inc. *	163,608	18,587,505
PROS Holdings, Inc. *	109,972	7,810,211
Q2 Holdings, Inc. *	136,761	12,301,652
QAD, Inc., Class A	29,791	1,207,131
Qualys, Inc. *	99,352	7,910,406
Security	Number of Shares	Value ($)
Rapid7, Inc. *	123,880	6,651,117
RealPage, Inc. *	216,974	13,814,735
RingCentral, Inc., Class A *	206,713	29,173,406
SailPoint Technologies Holding, Inc. *	192,380	4,334,321
Science Applications International Corp.	149,917	13,194,195
ServiceSource International, Inc. *	220,987	203,308
SPS Commerce, Inc. *	105,704	5,342,280
SVMK, Inc. *	46,396	776,669
Switch, Inc., Class A	152,203	2,496,129
Sykes Enterprises, Inc. *	115,642	3,353,618
Tenable Holdings, Inc. *	33,380	761,064
The Trade Desk, Inc., Class A *	107,560	26,435,021
TiVo Corp.	364,711	2,746,274
TTEC Holdings, Inc.	40,967	1,921,762
Twilio, Inc., Class A *	344,144	44,900,468
Unisys Corp. *	152,778	999,168
Upland Software, Inc. *	62,899	2,390,162
USA Technologies, Inc. *	173,261	1,425,938
Varonis Systems, Inc. *	89,466	6,112,317
Verint Systems, Inc. *	193,167	10,293,869
Verra Mobility Corp. *	339,304	4,723,112
VirnetX Holding Corp. *(a)	172,333	906,472
Virtusa Corp. *	81,494	2,945,193
Workiva, Inc. *	104,997	5,051,406
Yext, Inc. *	247,177	3,897,981
Zendesk, Inc. *	321,942	25,819,748
Zoom Video Communications, Inc., Class A *(a)	71,030	6,511,320
Zscaler, Inc. *	44,136	3,033,909
		859,107,710

Technology Hardware & Equipment 3.7%
3D Systems Corp. *	344,752	2,413,264
Acacia Communications, Inc. *	83,223	5,247,210
ADTRAN, Inc.	139,815	1,435,900
Anixter International, Inc. *	85,496	5,127,195
Applied Optoelectronics, Inc. *(a)	54,873	488,370
Arlo Technologies, Inc. *	221,611	695,858
Avid Technology, Inc. *	96,861	722,583
AVX Corp.	138,123	1,871,567
Badger Meter, Inc.	85,333	4,401,476
Belden, Inc.	113,581	5,180,429
Benchmark Electronics, Inc.	112,896	2,989,486
CalAmp Corp. *	100,792	967,603
Calix, Inc. *	133,926	804,895
Casa Systems, Inc. *	85,604	493,079
Ciena Corp. *	420,793	17,223,057
Coherent, Inc. *	71,282	10,333,039
Comtech Telecommunications Corp.	71,173	1,903,878
Cray, Inc. *	120,377	4,204,769
CTS Corp.	97,430	2,779,678
Daktronics, Inc.	119,120	861,238
Diebold Nixdorf, Inc. *	227,170	2,546,576
Dolby Laboratories, Inc., Class A	189,337	11,655,586
EchoStar Corp., Class A *	141,791	5,990,670
ePlus, Inc. *	39,828	3,254,744
Extreme Networks, Inc. *	347,135	2,318,862
Fabrinet *	107,933	5,449,537
FARO Technologies, Inc. *	50,585	2,490,805
Finisar Corp. *	348,055	7,869,523
Fitbit, Inc., Class A *	623,051	1,925,228
Harmonic, Inc. *	262,133	1,727,456
II-VI, Inc. *	175,204	6,571,902
Infinera Corp. *	448,785	2,392,024
Insight Enterprises, Inc. *	105,654	5,077,731
InterDigital, Inc.	92,935	4,569,614
Itron, Inc. *	97,999	6,806,031

63
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
KEMET Corp.	171,833	2,878,203
Kimball Electronics, Inc. *	76,165	1,006,140
Knowles Corp. *	267,516	5,425,224
Littelfuse, Inc.	72,779	11,358,618
Lumentum Holdings, Inc. *	224,977	12,544,717
Methode Electronics, Inc.	108,232	3,435,284
MTS Systems Corp.	52,386	2,979,192
NCR Corp. *	353,445	11,137,052
NETGEAR, Inc. *	93,294	3,239,168
NetScout Systems, Inc. *	204,344	4,526,220
nLight, Inc. *	18,253	235,829
Novanta, Inc. *	96,528	7,239,600
OSI Systems, Inc. *	49,553	5,203,560
PC Connection, Inc.	33,653	1,185,595
Plantronics, Inc.	96,097	2,985,734
Plexus Corp. *	88,218	5,046,952
Pure Storage, Inc., Class A *	525,913	8,561,864
Ribbon Communications, Inc. *	151,989	785,783
Rogers Corp. *	54,469	7,212,785
Sanmina Corp. *	203,549	5,882,566
ScanSource, Inc. *	74,563	2,107,150
SYNNEX Corp.	122,230	10,244,096
Tech Data Corp. *	106,998	9,921,924
TTM Technologies, Inc. *	274,909	2,930,530
Ubiquiti, Inc.	55,827	6,169,442
ViaSat, Inc. *	167,754	13,307,925
Viavi Solutions, Inc. *	670,640	9,315,190
Vishay Intertechnology, Inc.	387,600	6,135,708
		303,792,914

Telecommunication Services 0.6%
Anterix, Inc. *	31,489	1,220,199
ATN International, Inc.	31,695	1,800,910
Boingo Wireless, Inc. *	128,825	1,657,978
Cincinnati Bell, Inc. *	145,053	787,638
Cogent Communications Holdings, Inc.	123,206	7,502,013
Consolidated Communications Holdings, Inc.	213,884	861,952
Frontier Communications Corp. *(a)	310,320	248,411
Globalstar, Inc. *	1,986,639	751,545
Gogo, Inc. *(a)	158,841	638,541
Iridium Communications, Inc. *	283,839	6,863,227
ORBCOMM, Inc. *	231,782	1,068,515
Shenandoah Telecommunications Co.	135,721	4,280,640
Spok Holdings, Inc.	53,029	623,091
Telephone & Data Systems, Inc.	277,033	6,981,232
United States Cellular Corp. *	42,246	1,520,433
Vonage Holdings Corp. *	654,971	8,658,717
		45,465,042

Transportation 1.6%
Air Transport Services Group, Inc. *	175,846	3,552,089
Allegiant Travel Co.	37,703	5,353,449
ArcBest Corp.	75,176	2,225,961
Atlas Air Worldwide Holdings, Inc. *	75,578	1,953,691
Avis Budget Group, Inc. *	188,405	4,666,792
Daseke, Inc. *	166,395	292,855
Echo Global Logistics, Inc. *	81,096	1,625,164
Forward Air Corp.	84,101	5,239,492
Hawaiian Holdings, Inc.	140,681	3,434,023
Heartland Express, Inc.	139,275	2,864,887
Hertz Global Holdings, Inc. *	270,478	3,275,489
Hub Group, Inc., Class A *	99,894	4,301,436
Kirby Corp. *	158,840	11,689,036
Knight-Swift Transportation Holdings, Inc.	367,006	12,529,585
Security	Number of Shares	Value ($)
Landstar System, Inc.	118,242	13,186,348
Macquarie Infrastructure Corp.	227,096	8,588,771
Marten Transport Ltd.	113,887	2,240,157
Matson, Inc.	125,351	4,453,721
Ryder System, Inc.	157,183	7,571,505
Saia, Inc. *	76,128	6,511,989
Schneider National, Inc., Class B	82,685	1,607,396
SkyWest, Inc.	151,079	8,650,783
Spirit Airlines, Inc. *	201,998	7,583,005
Universal Logistics Holdings, Inc.	24,145	505,838
Werner Enterprises, Inc.	126,945	4,148,563
		128,052,025

Utilities 3.4%
ALLETE, Inc.	151,869	13,019,729
American States Water Co.	108,541	10,043,299
AquaVenture Holdings Ltd. *	57,249	1,012,162
Avista Corp.	192,554	9,030,783
Black Hills Corp.	160,084	12,280,044
California Water Service Group	140,995	7,957,758
Chesapeake Utilities Corp.	48,039	4,543,529
Clearway Energy, Inc., Class A	102,761	1,722,274
Clearway Energy, Inc., Class C	214,616	3,798,703
Connecticut Water Service, Inc.	35,152	2,465,561
El Paso Electric Co.	118,955	7,934,298
Hawaiian Electric Industries, Inc.	320,640	14,236,416
IDACORP, Inc.	148,250	16,279,332
MDU Resources Group, Inc.	580,973	15,622,364
MGE Energy, Inc.	101,548	7,702,416
Middlesex Water Co.	48,624	2,968,009
New Jersey Resources Corp.	262,493	12,006,430
Northwest Natural Holding Co.	89,163	6,362,672
NorthWestern Corp.	148,607	10,765,091
ONE Gas, Inc.	155,094	14,208,161
Ormat Technologies, Inc.	149,555	11,107,450
Otter Tail Corp.	117,006	5,922,844
Pattern Energy Group, Inc., Class A	267,774	7,270,064
PNM Resources, Inc.	234,574	11,965,620
Portland General Electric Co.	263,037	14,964,175
SJW Group	69,107	4,722,081
South Jersey Industries, Inc.	270,688	8,754,050
Southwest Gas Holdings, Inc.	157,196	14,340,991
Spire, Inc.	149,490	12,691,701
TerraForm Power, Inc., Class A	238,635	4,047,250
Unitil Corp.	43,925	2,651,752
		272,397,009
Total Common Stock
(Cost $7,654,651,871)		8,083,982,445

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	82,213	35,598

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,132
Total Rights
(Cost $35,598)		50,730

64
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 1.5% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (c)	2,896,339	2,896,339

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 2.03% (c)	117,560,977	117,560,977
Total Other Investment Companies
(Cost $120,457,316)		120,457,316

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/20/19	187	13,970,770	33,945
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $112,803,065.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
65
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	543,537	17,338,830
Thor Industries, Inc.	178,421	8,191,308
		25,530,138

Banks 2.7%
Bank of Hawaii Corp.	140,637	11,627,867
Bank OZK	412,302	10,637,392
Boston Private Financial Holdings, Inc.	289,099	3,070,231
Comerica, Inc.	540,779	33,339,025
Fifth Third Bancorp	2,619,964	69,298,048
Huntington Bancshares, Inc.	3,564,187	47,225,478
KeyCorp	3,436,141	57,039,941
Northwest Bancshares, Inc.	355,074	5,613,720
PacWest Bancorp	411,957	14,039,494
Umpqua Holdings Corp.	751,565	11,807,086
		263,698,282

Capital Goods 13.1%
3M Co.	1,960,656	317,077,288
Cummins, Inc.	492,887	73,573,243
Eaton Corp. plc	1,442,364	116,427,622
Emerson Electric Co.	2,092,809	124,710,488
Fastenal Co.	1,949,476	59,692,955
Illinois Tool Works, Inc.	1,027,900	154,041,094
Lockheed Martin Corp.	837,102	321,539,249
MSC Industrial Direct Co., Inc., Class A	153,155	10,356,341
Rockwell Automation, Inc.	407,133	62,205,851
Snap-on, Inc.	189,189	28,128,621
Watsco, Inc.	109,348	17,883,866
		1,285,636,618

Commercial & Professional Services 0.1%
Ennis, Inc.	88,647	1,782,691
Steelcase, Inc., Class A	297,227	4,615,936
		6,398,627

Consumer Durables & Apparel 1.1%
Garmin Ltd.	413,219	33,706,274
Hasbro, Inc.	393,928	43,517,226
Leggett & Platt, Inc.	446,993	16,623,670
Polaris, Inc.	195,401	16,026,790
		109,873,960

Consumer Services 0.8%
Cracker Barrel Old Country Store, Inc.	81,762	13,523,435
Darden Restaurants, Inc.	420,719	50,898,585
Wyndham Destinations, Inc.	322,262	14,289,097
		78,711,117

Security	Number of Shares	Value ($)
Diversified Financials 4.3%
Ameriprise Financial, Inc.	461,410	59,512,662
BlackRock, Inc.	414,298	175,065,763
Cohen & Steers, Inc.	73,578	3,968,062
Eaton Vance Corp.	392,532	16,925,980
Evercore, Inc., Class A	139,765	11,147,656
Federated Investors, Inc., Class B	325,244	10,420,818
Franklin Resources, Inc.	1,005,448	26,423,173
Janus Henderson Group plc	559,798	10,697,740
Lazard Ltd., Class A	440,827	15,137,999
T. Rowe Price Group, Inc.	804,401	88,982,839
Waddell & Reed Financial, Inc., Class A	264,832	4,282,333
		422,565,025

Energy 6.2%
Exxon Mobil Corp.	5,864,076	401,571,924
ONEOK, Inc.	1,401,497	99,898,706
Valero Energy Corp.	1,421,992	107,047,558
		608,518,188

Food, Beverage & Tobacco 14.7%
Altria Group, Inc.	6,382,586	279,174,312
B&G Foods, Inc. (a)	224,044	3,793,065
Flowers Foods, Inc.	623,091	14,206,475
General Mills, Inc.	2,031,934	109,318,049
Kellogg Co.	854,761	53,678,991
PepsiCo, Inc.	3,260,545	445,814,318
The Coca-Cola Co.	8,406,498	462,693,650
The Hershey Co.	473,405	75,025,224
		1,443,704,084

Health Care Equipment & Services 3.2%
Cardinal Health, Inc.	1,014,815	43,768,971
CVS Health Corp.	4,416,595	269,058,967
National HealthCare Corp.	32,830	2,652,664
		315,480,602

Household & Personal Products 7.3%
Kimberly-Clark Corp.	1,172,788	165,492,115
Nu Skin Enterprises, Inc., Class A	187,819	7,629,208
The Clorox Co.	436,359	69,014,539
The Procter & Gamble Co.	3,958,067	475,878,395
		718,014,257

Insurance 2.4%
Assurant, Inc.	210,115	25,844,145
Fidelity National Financial, Inc.	937,733	41,203,988
Mercury General Corp.	92,976	4,974,216
Principal Financial Group, Inc.	881,140	46,894,271
Prudential Financial, Inc.	1,392,607	111,533,894
Safety Insurance Group, Inc.	49,486	4,772,430
		235,222,944

66
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2019 (continued)

Security	Number of Shares	Value ($)
Materials 1.8%
Eastman Chemical Co.	475,578	31,088,534
Huntsman Corp.	716,242	14,267,541
International Paper Co.	1,363,390	53,308,549
Packaging Corp. of America	321,597	32,346,226
Schweitzer-Mauduit International, Inc.	105,409	3,535,418
Sonoco Products Co.	340,387	19,470,136
Steel Dynamics, Inc.	781,611	21,103,497
		175,119,901

Media & Entertainment 0.6%
Omnicom Group, Inc.	761,749	57,938,629

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Bristol-Myers Squibb Co.	5,559,294	267,235,263
Pfizer, Inc.	10,076,629	358,224,161
		625,459,424

Retailing 8.8%
American Eagle Outfitters, Inc.	569,761	9,583,380
Best Buy Co., Inc.	796,641	50,706,200
Foot Locker, Inc.	383,489	13,878,467
Genuine Parts Co.	497,314	44,902,481
Macy's, Inc.	1,048,489	15,475,698
Nordstrom, Inc. (a)	363,600	10,533,492
Target Corp.	1,776,934	190,203,015
The Buckle, Inc.	97,419	1,909,412
The Gap, Inc.	726,091	11,464,977
The Home Depot, Inc.	2,182,178	497,340,188
Williams-Sonoma, Inc.	273,169	17,974,520
		863,971,830

Semiconductors & Semiconductor Equipment 13.2%
Intel Corp.	9,371,962	444,324,718
KLA Corp.	562,482	83,191,088
Maxim Integrated Products, Inc.	931,229	50,789,230
QUALCOMM, Inc.	4,121,202	320,505,880
Texas Instruments, Inc.	3,195,607	395,456,366
		1,294,267,282

Software & Services 5.1%
International Business Machines Corp.	3,030,062	410,664,303
Paychex, Inc.	1,088,143	88,901,283
		499,565,586

Technology Hardware & Equipment 0.0%
AVX Corp.	160,124	2,169,680

Telecommunication Services 4.5%
Verizon Communications, Inc.	7,567,918	440,150,111

Transportation 3.2%
C.H. Robinson Worldwide, Inc.	465,550	39,334,319
United Parcel Service, Inc., Class B	2,369,921	281,214,826
		320,549,145
Total Common Stock
(Cost $9,115,761,049)		9,792,545,430

Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07% (b)	5,078,698	5,078,698

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.03% (b)	12,662,275	12,662,275
Total Other Investment Companies
(Cost $17,740,973)		17,740,973

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	177	25,884,480	219,191
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,089,459.
(b)	The rate shown is the 7-day yield.

67
Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of the Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab 1000 Index ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab 1000 Index ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (eleven of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) as of August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF: statements of changes in net assets for each of the two years in the period ended August 31, 2019.

Schwab 1000 Index ETF: statements of changes in net assets for the period October 11, 2017 (commencement of operations) through August 31, 2018 and for the year ended August 31, 2019.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004 T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

San Francisco, California

October 17, 2019

We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

2 of 2

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2019

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 17, 2019